Schedule of Investments (unaudited) July 31, 2023	BlackRock Global Equity Market Neutral Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Israel — 0.0%
Oddity Tech Ltd., Class A	2,911	$155,127

United States — 0.1%
ACELYRIN, Inc.(a)	8,151	202,471
Cava Group, Inc.	6,213	354,825
Palantir Technologies, Inc., Class A(a)	4	79
Savers Value Village, Inc.(a)	8,077	195,221

		752,596

Total Common Stocks — 0.1% (Cost: $530,700)		907,723

Preferred Securities

Preferred Stocks — 0.4%(b)

United States — 0.4%
AliphCom, Inc.
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	3,715,171

		3,715,179

Total Preferred Securities — 0.4% (Cost: $3,250,010)		3,715,179

Total Long-Term Investments — 0.5% (Cost: $3,780,710)		4,622,902

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(d)(e)	6,162,370	6,162,370

	Par (000)

U.S. Treasury Obligations — 95.3%
U.S. Treasury Bills
5.17%, 08/01/23 - 08/29/23(f)	$8,500	8,481,586
5.18%, 08/03/23(f)	57,000	56,983,353
4.89%, 08/08/23(f)	13,900	13,885,854
5.02%, 08/08/23(f)	26,965	26,937,558
5.25%, 08/08/23 - 08/31/23(f)	41,625	41,456,735
5.27%, 08/08/23(f)	17,500	17,482,191
5.29%, 08/10/23 - 09/21/23(f)	37,000	36,828,692

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills (continued)
5.24%, 08/15/23(f)	$55,000	$54,887,254
5.20%, 08/17/23(f)	64,375	64,225,006
5.33%, 08/22/23 - 10/17/23(f)	59,940	59,650,238
5.36%, 08/22/23(f)	52,000	51,840,636
5.37%, 08/22/23 - 10/05/23(f)	101,100	100,434,007
5.14%, 08/24/23(f)	20,000	19,932,734
5.13%, 08/29/23	27,850	27,736,035
5.35%, 08/31/23 - 10/10/23(f)	21,500	21,397,058
5.03%, 09/05/23	20,000	19,898,106
5.06%, 09/05/23	30,000	29,847,159
5.38%, 09/19/23	35,000	34,749,420
5.39%, 10/12/23 - 10/24/23(f)	21,485	21,225,446
5.42%, 11/14/23	16,210	15,960,898
5.49%, 01/04/24(f)	7,390	7,221,357
4.80%, 04/18/24	875	842,547
5.26%, 06/13/24	2,335	2,230,103
U.S. Treasury Floating Rate Notes(g)
(3-mo.Treasury money market yield + -0.02%), 5.33%, 01/31/24	20,365	20,366,888
(3-mo.Treasury money market yield + -0.08%), 5.27%, 04/30/24	4,885	4,883,739
(3-mo.Treasury money market yield + 0.14%), 5.48%, 10/31/24	34,540	34,584,395
(3-mo.Treasury money market yield + 0.20%), 5.54%, 01/31/25	20,175	20,217,270

		814,186,265

Total Short-Term Securities — 96.0% (Cost: $820,299,182)		820,348,635

Total Investments — 96.5% (Cost: $824,079,892)		824,971,537

Other Assets Less Liabilities — 3.5%		29,807,542

Net Assets — 100.0%		$854,779,079

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,715,171, representing 0.4% of its net assets as of period end, and an original cost of $1,500,001.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,420,426	$4,741,944	(a)	$—	$—	$—	$6,162,370	6,162,370	$69,174	$—

(a)	Represents net amount purchased (sold).

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	800	09/15/23	$ 80,544	$3,446,056
S&P 500 E-Mini Index	75	09/15/23	17,304	2,613

				$3,448,669

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/10/28	$(4,156,002)	$1,870,707	(c)	$(1,448,657)	64.3%
	Monthly	Bank of America N.A.(d)	02/10/28	(2,010,712)	24,650	(e)	(1,483,007)	62.7
	Monthly	BNP Paribas SA(f)	03/21/25 – 04/14/25	(1,199,886)	(262,898	)(g)	(1,066,803)	107.1
	Monthly	BNP Paribas SA(h)	03/17/25 – 06/09/25	(373,530)	714,774	(i)	332,703	17.8
	Monthly	Goldman Sachs Bank USA(j)	08/19/26	(3,524,646)	1,965,755	(k)	(775,159)	80.6
	Monthly	Goldman Sachs Bank USA(l)	08/19/26	(619,202)	(1,856,303	)(m)	(990,290)	117.7
	Monthly	UBS AG(n)	04/18/28	(1,585,301)	973,460	(o)	(328,209)	77.0
	Monthly	UBS AG(p)	05/11/26 – 06/07/28	(683,914)	262,951	(q)	(372,164)	16.7

					$3,693,096		$(6,131,586)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(836,638) of net dividends and financing fees.
(e)	Amount includes $(503,055) of net dividends and financing fees.
(g)	Amount includes $(395,981) of net dividends and financing fees.
(i)	Amount includes $8,541 of net dividends and financing fees.
(k)	Amount includes $(783,732) of net dividends and financing fees.
(m)	Amount includes $(1,485,215) of net dividends and financing fees.
(o)	Amount includes $(283,632) of net dividends and financing fees.
(q)	Amount includes $(48,799) of net dividends and financing fees.

The	following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

Range: Benchmarks:

(b)

0 - 1,584 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(d)

0-150 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(f)

0-2,800 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD -Overnight Index Average (HONIA)

ILS -1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)

(h)

15-938 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(j)

0-1,492 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(l)

0-3,500 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(n)	(p)

15-2,526 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

15-1,056 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination 02/10/2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Accent Group Ltd.	109,069	$131,616	(9.1)%
ALS Ltd.	14,312	114,335	(7.9)
Arena REIT	42,946	111,469	(7.7)
Bendigo & Adelaide Bank Ltd.	3,132	20,021	(1.4)
Boral Ltd.	96,126	283,757	(19.6)
Centuria Industrial REIT	31,231	67,473	(4.7)
Charter Hall Long Wale REIT	34,356	96,582	(6.7)
Charter Hall Retail REIT	461,321	1,183,102	(81.7)
Charter Hall Social Infrastructure REIT	89,779	183,559	(12.7)
Credit Corp Group Ltd.	20,088	323,915	(22.4)
CSR Ltd.	28,124	110,133	(7.6)
Data#3 Ltd.	27,058	137,205	(9.5)
Downer EDI Ltd.	37,815	112,956	(7.8)
Eagers Automotive Ltd.	28,547	288,375	(19.9)
GrainCorp Ltd.	50,025	276,374	(19.1)
Growthpoint Properties Australia Ltd.	139,509	273,796	(18.9)
Johns Lyng Group Ltd.	12,510	45,286	(3.1)
Jumbo Interactive Ltd.	24,304	254,789	(17.6)
Karoon Energy Ltd.	83,718	126,578	(8.7)
Lifestyle Communities Ltd.	6,959	82,721	(5.7)
Light & Wonder, Inc., CDI	2	144	(0.0)
Magellan Financial Group Ltd.	15,801	100,620	(6.9)
Monadelphous Group Ltd.	2,189	19,911	(1.4)
Nanosonics Ltd.	117,537	380,001	(26.2)
National Storage REIT	223,155	353,969	(24.4)
Netwealth Group Ltd.	19,615	202,983	(14.0)
nib holdings Ltd.	12,985	72,979	(5.0)
Nick Scali Ltd.	31,779	232,113	(16.0)
oOh!media Ltd.	272,912	260,071	(17.9)
Orora Ltd.	144,045	353,109	(24.4)
Perenti Ltd.	569,854	465,633	(32.1)
Perseus Mining Ltd.	256,654	306,590	(21.2)
Pinnacle Investment Management Group Ltd.	5,985	43,033	(3.0)
Premier Investments Ltd.	17,794	269,316	(18.6)
Qube Holdings Ltd.	42,335	83,797	(5.8)
Ramelius Resources Ltd.	122,893	107,739	(7.4)
Region RE Ltd.	45,466	74,887	(5.2)
Regis Resources Ltd., Registered Shares	210,948	244,901	(16.9)
Seven Group Holdings Ltd.	1,581	28,144	(1.9)
Silver Lake Resources Ltd.	298,611	183,298	(12.7)
Super Retail Group Ltd.	5,679	46,901	(3.2)
Technology One Ltd.	78,987	848,730	(58.6)
Ventia Services Group Pty Ltd.	136,531	270,148	(18.6)
Viva Energy Group Ltd.	185,144	398,757	(27.5)
Waypoint REIT Ltd.	253,731	454,358	(31.4)

		10,026,174

Austria
ANDRITZ AG	10,183	539,577	(37.2)
DO & CO AG	394	53,946	(3.7)
IMMOFINANZ AG	10,395	212,843	(14.7)
Kontron AG	5,659	124,666	(8.6)
Oesterreichische Post AG	369	13,620	(0.9)
Schoeller-Bleckmann Oilfield Equipment AG	1,335	82,671	(5.7)

Security	Shares	Value	% of Basket Value

Austria (continued)
Telekom Austria AG, Class A	4,939	$37,804	(2.6)%
UNIQA Insurance Group AG	14,374	120,025	(8.3)
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,036	438,285	(30.3)
Wienerberger AG	2,560	84,813	(5.9)

		1,708,250

Belgium
Azelis Group NV	1,208	31,306	(2.2)
Barco NV	14,504	345,902	(23.9)
Etablissements Franz Colruyt NV	17,872	690,396	(47.7)
Exmar NV	4,155	53,217	(3.7)
Fagron	24,788	450,909	(31.1)
KBC Ancora	618	29,529	(2.0)
Melexis NV	9,356	1,030,565	(71.1)
Montea NV	1,327	109,931	(7.6)
Ontex Group NV	2,921	25,418	(1.7)
VGP NV	175	18,637	(1.3)
X-Fab Silicon Foundries SE	3,948	47,982	(3.3)

		2,833,792

Canada
Advantage Energy Ltd.	13,715	96,732	(6.7)
Aecon Group, Inc.	66,954	556,819	(38.4)
Altius Minerals Corp.	21,424	347,715	(24.0)
Artis REIT	36,318	191,267	(13.2)
Atco Ltd., Class I	28,158	804,244	(55.5)
Ballard Power Systems, Inc.	22,799	108,536	(7.5)
Boardwalk REIT	3,408	169,243	(11.7)
Canaccord Genuity Group, Inc.	31,377	197,738	(13.6)
Canfor Corp.	3,966	62,408	(4.3)
Cardinal Energy Ltd.	26,255	142,906	(9.9)
Cargojet, Inc.	3,407	249,919	(17.3)
Centerra Gold, Inc.	37,339	239,463	(16.5)
Choice Properties REIT	10,595	111,350	(7.7)
Crombie REIT	29,817	314,658	(21.7)
CT REIT	6,599	76,043	(5.2)
Doman Building Materials Group Ltd.	2,691	13,830	(1.0)
DREAM Unlimited Corp., Class A	9,918	155,483	(10.7)
Dundee Precious Metals, Inc.	38,085	264,739	(18.3)
ECN Capital Corp.	27,448	54,515	(3.8)
Enghouse Systems Ltd.	5,215	118,119	(8.2)
First Capital REIT	50,050	558,818	(38.6)
First National Financial Corp.	1,023	30,316	(2.1)
Fortuna Silver Mines, Inc.	95,949	341,852	(23.6)
Freehold Royalties Ltd.	32,173	339,547	(23.4)
H&R REIT	52,627	410,471	(28.3)
Interfor Corp.	11,616	207,855	(14.3)
InterRent REIT	3,889	37,780	(2.6)
Jamieson Wellness, Inc.	14,364	330,753	(22.8)
Kelt Exploration Ltd.	28,491	137,583	(9.5)
Killam Apartment REIT	13,565	185,804	(12.8)
Laurentian Bank of Canada	4,820	145,163	(10.0)
Logan Energy Corp.	60,216	50,485	(3.5)
Lundin Gold, Inc.	17,036	228,326	(15.8)
Major Drilling Group International, Inc.	4,794	34,492	(2.4)
MEG Energy Corp.	229	4,076	(0.3)
MTY Food Group, Inc.	848	43,060	(3.0)
Mullen Group Ltd.	6,599	79,341	(5.5)
NFI Group, Inc.	10,677	87,413	(6.0)
NorthWest Healthcare Properties REIT	34,274	181,429	(12.5)
Novagold Resources, Inc.	61,558	277,191	(19.1)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Pason Systems, Inc.	40,616	$405,246	(28.0)%
Precision Drilling Corp.	5,900	391,691	(27.0)
Primaris REIT	1,946	19,614	(1.4)
Rogers Sugar, Inc.	13,377	57,590	(4.0)
Russel Metals, Inc.	20,703	608,908	(42.0)
Sandstorm Gold Ltd.	40,221	224,103	(15.5)
Secure Energy Services, Inc.	40,601	212,386	(14.7)
Silvercorp Metals, Inc.	19,003	59,495	(4.1)
Slate Grocery REIT, Class U	2,255	22,787	(1.6)
SmartCentres REIT	18,849	355,954	(24.6)
SunOpta, Inc.	23,463	155,326	(10.7)
Tamarack Valley Energy Ltd.	4,653	12,693	(0.9)
Topaz Energy Corp.	17,413	283,147	(19.5)
Torex Gold Resources, Inc.	5,285	74,117	(5.1)
TransAlta Renewables, Inc.	11,797	120,014	(8.3)

		10,990,553

Denmark
H Lundbeck A/S	23,402	116,550	(8.0)
Sydbank AS	1,474	71,889	(5.0)

		188,439

Egypt
Centamin PLC	179,736	225,898	(15.6)

Faeroe Islands
Bakkafrost P/F	795	46,616	(3.2)

Finland
Cargotec OYJ, Class B, B Shares	4,013	195,761	(13.5)
Citycon OYJ	14,635	92,962	(6.4)
Kemira OYJ	267	4,287	(0.3)
Kojamo OYJ	10,302	101,458	(7.0)
Nokian Renkaat OYJ	27,559	261,555	(18.1)
Nordea Bank Abp	5,105	58,490	(4.0)
QT Group OYJ	819	67,829	(4.7)
Uponor OYJ	13,393	431,944	(29.8)

		1,214,286

France
Atos SE	9,881	102,524	(7.1)
Carmila SA	1,155	19,140	(1.3)
CGG SA	221,516	159,743	(11.0)
Cie Plastic Omnium SA	37,008	734,298	(50.7)
Clariane SE	18,390	145,391	(10.0)
Esker SA	796	134,983	(9.3)
Etablissements Maurel et Prom SA	15,740	75,645	(5.2)
Eutelsat Communications SA	40,592	279,462	(19.3)
ICADE	2,314	96,388	(6.7)
Interparfums SA	2,580	190,123	(13.1)
Nexity SA	6,534	113,590	(7.9)
Rubis SCA	4,235	104,690	(7.2)
Television Francaise 1	174,351	1,445,386	(99.8)
Verallia SA	576	25,531	(1.8)
Vicat SA	7,990	276,682	(19.1)

		3,903,576

Germany
1&1 AG	8,586	100,012	(6.9)
Atoss Software AG	2,230	552,373	(38.1)
Auto1 Group SE	5,152	56,103	(3.9)
Bank of Georgia Group PLC	10,804	459,386	(31.7)
Bilfinger SE	12,701	470,556	(32.5)

Security	Shares	Value	% of Basket Value

Germany (continued)
CropEnergies AG	10,316	$105,602	(7.3)%
Deutz AG	158,014	885,264	(61.1)
Duerr AG	5,361	170,788	(11.8)
DWS Group GmbH & Co. KGaA	5,854	205,827	(14.2)
Elmos Semiconductor SE	2,279	207,707	(14.3)
GFT Technologies SE	2,899	86,072	(5.9)
Grand City Properties SA	26,985	227,462	(15.7)
Heidelberger Druckmaschinen AG	114,830	186,796	(12.9)
Hensoldt AG	3,898	135,521	(9.4)
Hypoport SE	183	38,593	(2.7)
Krones AG	5,437	669,801	(46.2)
SAF-Holland SE	1,177	17,180	(1.2)
Salzgitter AG	4,402	155,267	(10.7)
Stabilus SE	1,277	74,438	(5.1)
Suedzucker AG	7,455	129,941	(9.0)
SUESS MicroTec SE	3,085	78,460	(5.4)
SUSE SA	5,037	60,585	(4.2)
TBC Bank Group PLC	6,198	201,567	(13.9)
United Internet AG	44,342	675,207	(46.6)
Vitesco Technologies Group AG	4,544	396,757	(27.4)
Wacker Neuson SE	533	13,899	(1.0)

		6,361,164

Hong Kong
Cowell e Holdings, Inc.	5,000	9,355	(0.6)
Fortune REIT	36,000	25,970	(1.8)

		35,325

Iraq
Gulf Keystone Petroleum Ltd.	13,447	21,490	(1.5)

Ireland
Cimpress PLC	4,299	298,781	(20.6)
Dalata Hotel Group PLC	89,182	427,082	(29.5)

		725,863

Israel
Alony Hetz Properties & Investments Ltd.	33,955	289,031	(20.0)
Delek Group Ltd.	482	67,953	(4.7)
Harel Insurance Investments & Financial Services Ltd.	6,885	55,060	(3.8)
Isracard Ltd.	14,731	60,967	(4.2)
Mivne Real Estate KD Ltd.	15,386	41,101	(2.8)
Perion Network Ltd.	2,187	80,022	(5.5)

		594,134

Italy
Banca Popolare di Sondrio SpA	109,435	538,334	(37.2)
Biesse SpA	3,671	50,468	(3.5)
Brembo SpA	6,730	97,416	(6.7)
Buzzi SpA	17,950	520,256	(35.9)
Credito Emiliano SpA	9,513	83,107	(5.7)
Ferrari NV	724	231,962	(16.0)
Hera SpA	107,853	341,761	(23.6)
Iren SpA	85,663	177,136	(12.2)
Maire Tecnimont SpA	26,261	110,167	(7.6)
OVS SpA	8,069	22,651	(1.6)
Piaggio & C SpA	46,348	186,305	(12.9)
RAI Way SpA	4,736	27,576	(1.9)
Sanlorenzo SpA	3,067	121,862	(8.4)
Sesa SpA	1,725	206,970	(14.3)

5

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Unipol Gruppo SpA	32,173	$183,097	(12.7)%
Webuild SpA	171,048	342,433	(23.6)

		3,241,501

Japan
77 Bank Ltd.	15,100	328,591	(22.7)
Acom Co. Ltd.	60,700	152,916	(10.6)
Adastria Co. Ltd.	6,800	140,467	(9.7)
Aeon Delight Co. Ltd.	20,100	426,139	(29.4)
Ain Holdings, Inc.	4,400	159,847	(11.0)
Air Water, Inc.	2,800	39,940	(2.8)
Aisan Industry Co. Ltd.	6,500	54,407	(3.8)
Anicom Holdings, Inc.	21,700	98,812	(6.8)
Anritsu Corp.	24,100	191,443	(13.2)
Arcs Co. Ltd.	1,900	33,470	(2.3)
Asanuma Corp.	2,300	57,748	(4.0)
Avex, Inc.	8,100	87,560	(6.0)
AZ-COM MARUWA Holdings, Inc.	15,800	222,569	(15.4)
Bank of Kyoto Ltd.	6,500	383,628	(26.5)
Bank of Nagoya Ltd.	1,500	41,156	(2.8)
Bell System24 Holdings, Inc.	5,200	52,094	(3.6)
Benefit One, Inc.	9,600	100,466	(6.9)
Benesse Holdings, Inc.	30,200	403,806	(27.9)
BIPROGY, Inc.	2,600	65,007	(4.5)
Bunka Shutter Co. Ltd.	33,100	262,713	(18.1)
Canon Marketing Japan, Inc.	4,800	128,032	(8.8)
Central Glass Co. Ltd.	24,200	537,296	(37.1)
Chudenko Corp.	800	13,226	(0.9)
Chugin Financial Group, Inc.	34,100	234,070	(16.2)
Chugoku Marine Paints Ltd.	14,400	126,923	(8.8)
Citizen Watch Co. Ltd.	65,600	438,372	(30.3)
Comture Corp.	4,800	69,874	(4.8)
Create SD Holdings Co. Ltd.	26,700	675,328	(46.6)
Daicel Corp.	40,900	387,606	(26.8)
Daihen Corp.	5,000	197,602	(13.6)
Daio Paper Corp.	1,900	16,608	(1.1)
Daiseki Co. Ltd.	3,700	127,316	(8.8)
Daiwa Securities Living Investments Corp.	250	202,329	(14.0)
Digital Arts, Inc.	5,200	210,652	(14.5)
Digital Garage, Inc.	4,500	134,187	(9.3)
dip Corp.	15,600	402,878	(27.8)
Doutor Nichires Holdings Co. Ltd.	22,300	357,639	(24.7)
eGuarantee, Inc.	51,300	777,912	(53.7)
Eiken Chemical Co. Ltd.	29,400	319,651	(22.1)
Eizo Corp.	18,200	658,054	(45.4)
Elecom Co. Ltd.	51,400	566,217	(39.1)
euglena Co. Ltd.	70,800	447,195	(30.9)
Ezaki Glico Co. Ltd.	24,500	654,844	(45.2)
FCC Co. Ltd.	22,100	295,616	(20.4)
Financial Partners Group Co. Ltd.	114,100	1,126,252	(77.7)
Fuji Co. Ltd.	1,700	22,039	(1.5)
Fuji Oil Holdings, Inc.	2,100	29,914	(2.1)
Fuji Seal International, Inc.	12,100	137,399	(9.5)
Fujimi, Inc.	900	21,900	(1.5)
Fujitec Co. Ltd.	10,300	267,858	(18.5)
Fujitsu General Ltd.	54,800	1,163,919	(80.3)
Fukuoka REIT Corp.	408	488,701	(33.7)
FULLCAST Holdings Co. Ltd.	11,200	185,727	(12.8)
Funai Soken Holdings, Inc.	19,900	377,948	(26.1)
Geo Holdings Corp.	5,800	82,173	(5.7)
Giken Ltd.	3,900	58,908	(4.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Global One Real Estate Investment Corp	316	$264,444	(18.3)%
Glory Ltd.	42,100	883,724	(61.0)
GMO Financial Gate, Inc.	300	24,877	(1.7)
Goldwin, Inc.	1,000	84,125	(5.8)
Gree, Inc.	16,000	72,442	(5.0)
GS Yuasa Corp.	900	18,110	(1.2)
H.U. Group Holdings, Inc.	900	18,169	(1.3)
H2O Retailing Corp.	57,100	628,967	(43.4)
Hanwa Co. Ltd.	2,500	87,404	(6.0)
Hazama Ando Corp.	26,500	215,672	(14.9)
Heiwa Real Estate Co. Ltd.	9,400	268,676	(18.5)
Heiwado Co. Ltd.	6,000	103,118	(7.1)
Hiday Hidaka Corp.	25,400	461,759	(31.9)
Hioki EE Corp.	1,000	58,683	(4.1)
Hogy Medical Co. Ltd.	9,500	212,700	(14.7)
Hokkoku Financial Holdings, Inc.	6,300	218,864	(15.1)
Hokuriku Electric Power Co.	21,800	135,267	(9.3)
Horiba Ltd.	1,300	77,313	(5.3)
Ichigo Office REIT Investment Corp.	1,101	699,820	(48.3)
Ichigo, Inc.	314,300	611,885	(42.2)
Inaba Denki Sangyo Co. Ltd.	25,300	573,451	(39.6)
Infocom Corp.	5,900	102,403	(7.1)
Infomart Corp.	51,500	156,458	(10.8)
Information Services International-Dentsu Ltd.	5,800	210,945	(14.6)
Internet Initiative Japan, Inc.	9,900	188,697	(13.0)
Ishihara Sangyo Kaisha Ltd.	10,800	105,195	(7.3)
Ito En Ltd.	24,900	725,691	(50.1)
Itochu Enex Co. Ltd.	1,500	14,932	(1.0)
Itoham Yonekyu Holdings, Inc.	17,600	90,685	(6.3)
Iwatani Corp.	300	16,364	(1.1)
JAC Recruitment Co. Ltd.	30,900	627,727	(43.3)
Jaccs Co. Ltd.	8,100	304,066	(21.0)
Japan Elevator Service Holdings Co. Ltd.	18,000	228,183	(15.8)
Japan Securities Finance Co. Ltd.	5,000	43,381	(3.0)
JCR Pharmaceuticals Co. Ltd.	11,700	112,355	(7.8)
JCU Corp.	21,100	514,767	(35.5)
JINS Holdings, Inc.	10,800	274,560	(19.0)
JTEKT Corp.	76,800	737,499	(50.9)
JVCKenwood Corp.	90,500	305,056	(21.1)
Kaga Electronics Co. Ltd.	3,000	137,567	(9.5)
Kandenko Co. Ltd.	30,600	274,544	(19.0)
Kanematsu Corp.	72,000	1,080,405	(74.6)
Katitas Co. Ltd.	11,800	222,269	(15.3)
Kato Sangyo Co. Ltd.	4,500	126,032	(8.7)
Kewpie Corp.	9,200	150,545	(10.4)
Kissei Pharmaceutical Co. Ltd.	8,000	173,342	(12.0)
Kitz Corp.	30,300	230,836	(15.9)
Koshidaka Holdings Co. Ltd.	47,000	399,890	(27.6)
Krosaki Harima Corp.	200	15,274	(1.1)
Kumiai Chemical Industry Co. Ltd.	43,000	330,056	(22.8)
Kureha Corp.	9,000	550,562	(38.0)
Kyoei Steel Ltd.	1,000	15,401	(1.1)
Kyoritsu Maintenance Co. Ltd.	14,400	577,159	(39.8)
Life Corp.	15,800	404,736	(27.9)
Link And Motivation, Inc.	48,500	149,732	(10.3)
Lion Corp.	27,700	270,908	(18.7)
M&A Capital Partners Co. Ltd.	3,000	61,528	(4.2)
Macnica Holdings, Inc.	4,100	174,114	(12.0)
Mandom Corp.	56,300	578,058	(39.9)
Mani, Inc.	3,200	41,373	(2.9)
Maruha Nichiro Corp.	2,700	47,449	(3.3)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Maxell Ltd.	6,500	$75,469	(5.2)%
Medipal Holdings Corp.	3,300	57,574	(4.0)
Megmilk Snow Brand Co. Ltd.	15,600	219,260	(15.1)
Meidensha Corp.	12,800	194,684	(13.4)
Menicon Co. Ltd.	2,200	39,953	(2.8)
METAWATER Co. Ltd.	36,900	486,824	(33.6)
Micronics Japan Co. Ltd.	2,800	45,035	(3.1)
Milbon Co. Ltd.	2,000	73,611	(5.1)
Mimasu Semiconductor Industry Co. Ltd.	5,500	117,891	(8.1)
Mirai Corp.	85	27,642	(1.9)
MIRAIT ONE Corp.	5,900	77,281	(5.3)
Mitsubishi Materials Corp.	57,600	1,051,696	(72.6)
Mitsubishi Shokuhin Co. Ltd.	21,100	574,810	(39.7)
Mitsui Mining & Smelting Co. Ltd.	2,100	49,637	(3.4)
Miura Co. Ltd.	3,200	81,566	(5.6)
MIXI, Inc.	7,700	148,493	(10.2)
Mizuho Leasing Co. Ltd.	9,900	344,314	(23.8)
Mizuno Corp.	13,000	348,516	(24.1)
Modec, Inc.	28,800	309,205	(21.3)
Monogatari Corp.	15,800	395,796	(27.3)
MOS Food Services, Inc.	27,000	634,778	(43.8)
Nagase & Co. Ltd.	1,200	21,087	(1.5)
Nakanishi, Inc.	30,600	721,305	(49.8)
NET One Systems Co. Ltd.	600	13,474	(0.9)
NHK Spring Co. Ltd.	2,800	22,436	(1.5)
Nichias Corp.	7,500	157,800	(10.9)
Nichicon Corp.	40,200	407,177	(28.1)
Nichirei Corp.	4,100	94,096	(6.5)
Nippn Corp.	4,700	63,100	(4.4)
Nippon Ceramic Co. Ltd.	16,000	295,961	(20.4)
Nippon Gas Co. Ltd.	36,600	550,087	(38.0)
Nippon Light Metal Holdings Co. Ltd.	18,100	197,276	(13.6)
Nippon Paper Industries Co. Ltd.	33,200	329,246	(22.7)
Nippon Parking Development Co. Ltd.	103,100	159,039	(11.0)
NIPPON REIT Investment Corp.	65	158,479	(10.9)
Nippon Road Co. Ltd.	2,000	138,279	(9.5)
Nippon Soda Co. Ltd.	5,400	207,586	(14.3)
Nipro Corp.	9,800	72,832	(5.0)
Nishi-Nippon Financial Holdings, Inc.	48,800	531,675	(36.7)
Nisshin Oillio Group Ltd.	20,400	560,175	(38.7)
Nisshinbo Holdings, Inc.	64,400	565,196	(39.0)
Nissui Corp.	11,900	57,801	(4.0)
Nittetsu Mining Co. Ltd.	4,700	171,871	(11.9)
Nitto Boseki Co. Ltd.	5,200	103,622	(7.2)
Noevir Holdings Co. Ltd.	400	15,300	(1.1)
NOF Corp.	700	30,395	(2.1)
Nomura Co. Ltd.	27,900	181,582	(12.5)
Noritsu Koki Co. Ltd.	23,800	421,752	(29.1)
Noritz Corp.	9,400	115,962	(8.0)
NSD Co. Ltd.	20,500	411,154	(28.4)
NTN Corp.	260,600	597,189	(41.2)
Okamura Corp.	15,100	221,620	(15.3)
Oki Electric Industry Co. Ltd.	64,900	419,131	(28.9)
Okinawa Cellular Telephone Co.	9,200	198,910	(13.7)
Okinawa Electric Power Co., Inc.	45,200	375,162	(25.9)
Okumura Corp.	17,300	529,174	(36.5)
Onward Holdings Co. Ltd.	59,500	245,018	(16.9)
Open Up Group, Inc.	10,800	173,101	(11.9)
Optex Group Co. Ltd.	6,800	91,397	(6.3)
Orix JREIT, Inc.	14	18,225	(1.3)
Outsourcing, Inc.	17,800	186,254	(12.9)
PALTAC Corp.	3,900	131,680	(9.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Pasona Group, Inc.	21,700	$263,089	(18.2)%
Plus Alpha Consulting Co. Ltd.	11,900	240,181	(16.6)
Prestige International, Inc.	40,100	167,720	(11.6)
Prima Meat Packers Ltd.	21,300	337,743	(23.3)
Raito Kogyo Co. Ltd.	31,700	469,932	(32.4)
Relo Group, Inc.	5,000	69,519	(4.8)
Resorttrust, Inc.	7,900	127,800	(8.8)
Ricoh Leasing Co. Ltd.	3,600	113,463	(7.8)
Riso Kyoiku Co. Ltd.	16,100	30,482	(2.1)
Round One Corp.	84,000	343,900	(23.7)
Royal Holdings Co. Ltd.	11,000	210,109	(14.5)
RS Technologies Co. Ltd.	5,600	122,991	(8.5)
Ryoyo Electro Corp.	1,200	30,482	(2.1)
S Foods, Inc.	4,700	113,419	(7.8)
Saizeriya Co. Ltd.	38,500	1,240,145	(85.6)
Sakata Seed Corp.	7,700	221,573	(15.3)
San-In Godo Bank Ltd.	28,100	184,375	(12.7)
Sanken Electric Co. Ltd.	3,400	355,083	(24.5)
Sanki Engineering Co. Ltd.	3,400	37,304	(2.6)
Sankyo Co. Ltd.	5,000	213,012	(14.7)
Sankyu, Inc.	11,000	390,208	(26.9)
Sansan, Inc.	4,600	49,773	(3.4)
Sanwa Holdings Corp.	1,300	17,680	(1.2)
Sanyo Chemical Industries Ltd.	3,800	118,371	(8.2)
Sapporo Holdings Ltd.	4,600	123,131	(8.5)
Sato Holdings Corp.	5,100	72,982	(5.0)
Sawai Group Holdings Co. Ltd.	2,900	73,721	(5.1)
SBI Shinsei Bank Ltd.	2,700	55,658	(3.8)
SCSK Corp.	15,500	175,802	(12.1)
Seino Holdings Co. Ltd.	2,300	36,539	(2.5)
Seiren Co. Ltd.	4,300	76,041	(5.2)
Sekisui House Reit, Inc.	698	419,058	(28.9)
Senshu Ikeda Holdings, Inc.	44,400	83,182	(5.7)
Seven Bank Ltd.	48,800	107,083	(7.4)
Shibaura Machine Co. Ltd.	9,200	299,616	(20.7)
Shindengen Electric Manufacturing Co. Ltd.	1,400	32,751	(2.3)
Shin-Etsu Polymer Co. Ltd.	20,700	210,658	(14.5)
Shinmaywa Industries Ltd.	16,400	169,291	(11.7)
Siix Corp.	7,000	76,452	(5.3)
Simplex Holdings, Inc.	3,300	67,580	(4.7)
SMS Co. Ltd.	16,700	360,255	(24.9)
Sodick Co. Ltd.	26,800	138,430	(9.6)
S-Pool, Inc.	23,600	93,551	(6.5)
Stanley Electric Co. Ltd.	5,500	102,000	(7.0)
Star Asia Investment Corp.	1,833	758,664	(52.4)
Starts Corp., Inc.	22,100	467,931	(32.3)
Strike Co. Ltd.	6,000	128,894	(8.9)
Sumitomo Heavy Industries Ltd.	25,900	644,367	(44.5)
Sumitomo Mitsui Construction Co. Ltd.	126,900	342,706	(23.7)
Sumitomo Osaka Cement Co. Ltd.	700	19,720	(1.4)
Sumitomo Pharma Co. Ltd.	89,700	381,603	(26.3)
Sumitomo Warehouse Co. Ltd.	12,100	212,721	(14.7)
Sun Frontier Fudousan Co. Ltd.	55,800	605,622	(41.8)
Suzuken Co. Ltd.	2,600	77,337	(5.3)
Systena Corp.	280,200	550,685	(38.0)
Tadano Ltd.	38,100	306,027	(21.1)
Taiheiyo Cement Corp.	7,200	152,281	(10.5)
Taikisha Ltd.	4,500	137,077	(9.5)
Taisho Pharmaceutical Holdings Co. Ltd.	10,700	417,529	(28.8)
Takasago Thermal Engineering Co. Ltd.	3,200	59,128	(4.1)
Takeuchi Manufacturing Co. Ltd.	6,300	202,083	(13.9)
Takuma Co. Ltd.	31,400	351,424	(24.3)

7

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Tamron Co. Ltd.	38,900	$1,261,260	(87.1)%
TBS Holdings, Inc.	700	13,205	(0.9)
TechMatrix Corp.	6,400	72,198	(5.0)
Teijin Ltd.	8,400	91,245	(6.3)
Toa Corp.	13,100	303,589	(21.0)
Toho Gas Co. Ltd.	12,200	233,552	(16.1)
Tokai Rika Co. Ltd.	25,900	417,117	(28.8)
Tokuyama Corp.	30,300	527,865	(36.4)
Tokyo Century Corp.	1,500	59,262	(4.1)
Tokyotokeiba Co. Ltd.	5,900	163,593	(11.3)
Tokyu Construction Co. Ltd.	80,800	447,213	(30.9)
Tokyu REIT, Inc.	108	146,316	(10.1)
Topcon Corp.	16,000	199,555	(13.8)
Toridoll Holdings Corp.	17,900	451,769	(31.2)
Tosei Corp.	21,000	266,442	(18.4)
Toshiba TEC Corp.	8,700	254,888	(17.6)
Towa Pharmaceutical Co. Ltd.	27,000	349,525	(24.1)
Toyo Ink SC Holdings Co. Ltd.	29,600	465,961	(32.2)
Toyo Seikan Group Holdings Ltd.	3,200	52,756	(3.6)
Toyo Tanso Co. Ltd.	4,600	188,589	(13.0)
Toyo Tire Corp.	2,300	31,596	(2.2)
Toyoda Gosei Co. Ltd.	13,700	297,863	(20.6)
TRE Holdings Corp.	6,600	58,694	(4.1)
TSI Holdings Co. Ltd.	2,400	12,483	(0.9)
Tsubakimoto Chain Co.	9,200	250,994	(17.3)
Tsugami Corp.	9,100	81,032	(5.6)
Tsumura & Co.	1,200	22,517	(1.6)
Tv Tokyo Holdings Corp.	5,300	132,139	(9.1)
UBE Corp.	4,900	91,137	(6.3)
United Arrows Ltd.	25,800	445,834	(30.8)
United Urban Investment Corp.	193	210,079	(14.5)
Universal Entertainment Corp.	2,800	51,886	(3.6)
Usen-Next Holdings Co. Ltd.	7,700	182,220	(12.6)
Ushio, Inc.	1,300	18,159	(1.3)
UT Group Co. Ltd.	18,000	372,409	(25.7)
Valor Holdings Co. Ltd.	14,100	216,266	(14.9)
ValueCommerce Co. Ltd.	18,900	185,039	(12.8)
Vector, Inc.	1,500	13,838	(1.0)
Wacom Co. Ltd.	13,700	59,592	(4.1)
YAMABIKO Corp.	6,600	73,178	(5.1)
Yamaguchi Financial Group, Inc.	27,900	221,267	(15.3)
Yamazen Corp.	19,200	166,517	(11.5)
Yaoko Co. Ltd.	4,800	255,675	(17.6)
Yellow Hat Ltd.	13,400	180,177	(12.4)
Yuasa Trading Co. Ltd.	7,400	242,637	(16.7)
Zenkoku Hosho Co. Ltd.	22,100	776,314	(53.6)

		71,725,175

Jersey
JTC PLC	2,807	26,427	(1.8)

Malta
Kambi Group PLC	7,885	153,502	(10.6)

Netherlands
Koninklijke BAM Groep NV	5,069	11,865	(0.8)
PostNL NV	499,262	1,033,703	(71.4)
TomTom NV	34,742	309,911	(21.4)
Wereldhave NV	17,899	326,573	(22.5)

		1,682,052

Security	Shares	Value	% of Basket Value

New Zealand
Contact Energy Ltd.	14,764	$77,675	(5.4)%

Norway
Aker Solutions ASA	141,137	632,132	(43.6)
Austevoll Seafood ASA	53,826	407,593	(28.1)
Borregaard ASA, Registered Shares	2,598	42,798	(3.0)
DNO ASA	192,999	211,336	(14.6)
Elkem ASA	69,870	167,305	(11.6)
Grieg Seafood ASA	20,665	150,298	(10.4)
Kitron ASA	3,504	12,868	(0.9)
Leroy Seafood Group ASA	36,488	153,032	(10.6)
OKEA ASA	3,606	13,527	(0.9)
SpareBank 1 Nord Norge	38,344	368,704	(25.5)
SpareBank 1 SMN	25,155	355,255	(24.5)
SpareBank 1 SR-Bank ASA	31,601	411,791	(28.4)
Stolt-Nielsen Ltd.	5,751	143,592	(9.9)
Wallenius Wilhelmsen ASA	11,624	81,516	(5.6)

		3,151,747

Peru
Hochschild Mining PLC	92,623	93,489	(6.4)

Portugal
CTT-Correios de Portugal SA	145,192	582,969	(40.3)
NOS SGPS SA	62,304	239,584	(16.5)

		822,553

Singapore
BW LPG Ltd.	46,193	498,934	(34.4)
Capitaland India Trust	355,842	307,010	(21.2)
ComfortDelGro Corp Ltd.	155,200	148,103	(10.2)
Frasers Centrepoint Trust	78,200	128,517	(8.9)
IGG, Inc.	437,000	222,250	(15.4)

		1,304,814

South Africa
Scatec ASA	38,540	324,274	(22.4)

South Korea
Magnachip Semiconductor Corp.	31,723	293,438	(20.3)

Spain
Almirall SA	32,824	321,279	(22.2)
Applus Services SA	14,818	160,211	(11.1)
Atresmedia Corp de Medios de Comunicacion SA .	11,298	46,718	(3.2)
Cia de Distribucion Integral Logista Holdings SA	2,652	75,342	(5.2)
Indra Sistemas SA	82,031	1,213,787	(83.8)
Merlin Properties Socimi SA	20,809	195,563	(13.5)
Obrascon Huarte Lain SA	32,747	17,644	(1.2)
Unicaja Banco SA	146,392	174,411	(12.0)

		2,204,955

Sweden
AAK AB	32,855	649,411	(44.8)
AddLife AB, Class B	7,881	65,936	(4.6)
AddTech AB, B Shares	60,892	1,165,864	(80.5)
AFRY AB	11,853	168,662	(11.6)
Alleima AB	37,919	169,881	(11.7)
Arjo AB, B Shares	17,889	78,758	(5.4)
Atrium Ljungberg AB, B Shares	1,843	36,627	(2.5)
Attendo AB	3,320	10,376	(0.7)
Betsson AB	58,001	720,146	(49.7)
Biotage AB	7,875	99,781	(6.9)
Bravida Holding AB	27,797	229,683	(15.9)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Bufab AB	1,925	$57,479	(4.0)%
Camurus AB	3,841	111,395	(7.7)
Corem Property Group AB, B Shares	111,831	77,387	(5.3)
Fabege AB	1,485	12,845	(0.9)
Fortnox AB	35,402	223,792	(15.5)
Hexpol AB	14,372	160,621	(11.1)
MIPS AB	8,234	384,702	(26.6)
Mycronic AB	14,747	326,222	(22.5)
Nolato AB, B Shares	57,702	246,260	(17.0)
Nordnet AB publ	1,806	27,457	(1.9)
NP3 Fastigheter AB	601	10,384	(0.7)
Nyfosa AB	23,910	155,441	(10.7)
Resurs Holding AB	26,851	65,629	(4.5)
Scandic Hotels Group AB	4,151	16,596	(1.1)
Sectra AB, B Shares	16,971	279,226	(19.3)
SSAB AB, Class B	3,357	20,538	(1.4)
Sweco AB, B Shares	8,395	89,076	(6.2)
Thule Group AB	8,184	262,006	(18.1)

		5,922,181

Switzerland
Bucher Industries AG, Registered Shares	149	67,337	(4.7)
Burckhardt Compression Holding AG	374	223,437	(15.4)
Comet Holding AG, Registered Shares	357	95,177	(6.6)
DKSH Holding AG	1,432	116,079	(8.0)
Huber + Suhner AG, Registered Shares	1,686	147,685	(10.2)
Inficon Holding AG, Registered Shares	73	94,806	(6.5)
Medacta Group SA	94	13,653	(0.9)
Rieter Holding AG	231	25,864	(1.8)
Sensirion Holding AG	87	7,727	(0.5)
Sulzer AG, Registered Shares	1,040	103,161	(7.1)
Swissquote Group Holding SA, Registered Shares	1,504	345,542	(23.9)
u-blox Holding AG	224	25,423	(1.8)
Valiant Holding AG	376	41,479	(2.9)
Ypsomed Holding AG, Registered Shares	1,125	334,910	(23.1)

		1,642,280

United Kingdom
888 Holdings PLC	151,839	214,116	(14.8)
AG Barr PLC	46,175	284,660	(19.7)
AJ Bell PLC	60,668	259,933	(17.9)
Avon Protection PLC	566	6,077	(0.4)
Babcock International Group PLC	34,891	170,205	(11.7)
Balanced Commercial Property Trust Ltd.	613,243	557,060	(38.5)
Big Yellow Group PLC	26,002	364,538	(25.2)
boohoo Group PLC	386,695	195,106	(13.5)
Capricorn Energy PLC	35,303	81,148	(5.6)
Chemring Group PLC	50,871	188,018	(13.0)
Clarkson PLC	3,091	111,754	(7.7)
Computacenter PLC	6,930	195,650	(13.5)
Deliveroo PLC, Class A	420,469	715,095	(49.4)
DiscoverIE Group PLC	39,631	413,618	(28.6)
Essentra PLC	152,065	322,174	(22.2)
Firstgroup PLC	206,249	392,369	(27.1)
Frasers Group PLC	26,748	281,473	(19.4)
Future PLC	1,807	19,441	(1.3)
Gamma Communications PLC	7,088	103,034	(7.1)
Grafton Group PLC, CDI	28,641	327,272	(22.6)
Halfords Group PLC	35,322	100,935	(7.0)
Hammerson PLC	482,522	167,536	(11.6)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Helios Towers PLC	11,461	$13,513	(0.9)%
Hill & Smith PLC	1,129	22,787	(1.6)
Hunting PLC	188,537	649,021	(44.8)
Impax Asset Management Group PLC	7,682	55,157	(3.8)
J D Wetherspoon PLC	25,412	224,173	(15.5)
John Wood Group PLC	201,205	388,896	(26.8)
Johnson Service Group PLC	63,202	92,886	(6.4)
Jupiter Fund Management PLC	135,893	202,219	(14.0)
Just Group PLC	533,874	573,953	(39.6)
Kainos Group PLC	40,361	691,746	(47.8)
LondonMetric Property PLC	13,971	33,225	(2.3)
Luxfer Holdings PLC	6,600	83,556	(5.8)
Marlowe PLC	5,278	38,774	(2.7)
Marshalls PLC	67,016	234,285	(16.2)
Mitchells & Butlers PLC	87,933	262,925	(18.1)
Mitie Group PLC	278,488	369,988	(25.5)
Moneysupermarket.com Group PLC	148,163	531,618	(36.7)
Morgan Advanced Materials PLC	51,222	183,133	(12.6)
Morgan Sindall Group PLC	15,166	377,463	(26.1)
Nomad Foods Ltd.	1,891	33,622	(2.3)
OSB Group PLC	128,050	615,798	(42.5)
Oxford Instruments PLC	4,498	141,312	(9.8)
Paragon Banking Group PLC	72,251	498,641	(34.4)
Pets at Home Group PLC	12,527	64,103	(4.4)
Polar Capital Holdings PLC	12,440	78,627	(5.4)
Premier Foods PLC	35,977	59,469	(4.1)
Quilter PLC	10,606	10,817	(0.7)
Redde Northgate PLC	81,612	365,466	(25.2)
Rotork PLC	158,782	638,239	(44.1)
Safestore Holdings PLC	1,026	11,846	(0.8)
SIG PLC	199,367	75,326	(5.2)
Smart Metering Systems PLC	34,971	317,676	(21.9)
Softcat PLC	18,029	353,727	(24.4)
Spire Healthcare Group PLC	11,581	32,110	(2.2)
SThree PLC	46,995	216,721	(15.0)
Telecom Plus PLC	8,460	183,609	(12.7)
TP ICAP Group PLC	86,630	179,697	(12.4)
Trainline PLC	15,400	53,029	(3.7)
UK Commercial Property REIT Ltd.	932,099	637,884	(44.0)
Vanquis Banking Group PLC	93,930	152,582	(10.5)
Vesuvius PLC	38,107	218,789	(15.1)
Virgin Money UK PLC	426,646	981,559	(67.8)
Volution Group PLC	45,350	237,698	(16.4)
WH Smith PLC	5,107	97,528	(6.7)
YouGov PLC	14,637	185,228	(12.8)

		16,941,633

United States
1-800-Flowers.com, Inc., Class A	31,176	270,608	(18.7)
1st Source Corp.	3,161	148,251	(10.2)
2U, Inc.	25,255	120,719	(8.3)
8x8, Inc.	81,019	384,030	(26.5)
A10 Networks, Inc.	38,993	605,171	(41.8)
AAON, Inc.	269	28,315	(2.0)
AAR Corp.	1,440	86,112	(5.9)
Aaron S Co., Inc.	15,274	241,635	(16.7)
Abercrombie & Fitch Co., Class A	4,076	161,450	(11.1)
Accel Entertainment, Inc., Class A	25,537	291,122	(20.1)
Aclaris Therapeutics, Inc.	4,945	48,807	(3.4)
Acushnet Holdings Corp.	6,408	382,109	(26.4)
Adaptive Biotechnologies Corp.	4,304	36,326	(2.5)

9

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Addus HomeCare Corp.	752	$68,861	(4.8)%
Advanced Energy Industries, Inc.	7,625	954,498	(65.9)
AeroVironment, Inc.	1,572	149,749	(10.3)
Agilysys, Inc.	2,641	194,457	(13.4)
Air Transport Services Group, Inc.	977	19,696	(1.4)
Alarm.com Holdings, Inc.	12,936	714,197	(49.3)
Albany International Corp., Class A	9,227	888,376	(61.3)
Alexander & Baldwin, Inc.	7,701	147,859	(10.2)
Alignment Healthcare, Inc.	6,532	40,564	(2.8)
Allied Motion Technologies, Inc.	5,336	207,570	(14.3)
Alta Equipment Group, Inc.	2,371	38,292	(2.6)
Altair Engineering, Inc., Class A	830	62,200	(4.3)
Alteryx, Inc., Class A	4,197	174,008	(12.0)
Amalgamated Financial Corp.	12,159	242,694	(16.8)
A-Mark Precious Metals, Inc.	1,196	48,785	(3.4)
Ambarella, Inc.	6,089	507,944	(35.1)
American Assets Trust, Inc.	16,077	361,733	(25.0)
American Axle & Manufacturing Holdings, Inc.	33,673	318,210	(22.0)
American Software, Inc., Class A	10,017	115,496	(8.0)
American States Water Co.	1,028	90,885	(6.3)
Andersons, Inc.	6,142	299,852	(20.7)
AngioDynamics, Inc.	9,424	81,895	(5.7)
Anywhere Real Estate, Inc.	47,171	395,293	(27.3)
Apogee Enterprises, Inc.	20,973	1,038,793	(71.7)
Arch Resources, Inc.	3,449	23,212	(1.6)
Archrock, Inc.	52,587	613,164	(42.3)
Argan, Inc.	965	36,709	(2.5)
Armada Hoffler Properties, Inc.	15,072	187,194	(12.9)
ASGN, Inc.	2,414	184,236	(12.7)
AssetMark Financial Holdings, Inc.	503	15,040	(1.0)
Assured Guaranty Ltd.	1,754	104,854	(7.2)
Astec Industries, Inc.	4,905	242,307	(16.7)
AtriCure, Inc.	4,414	244,315	(16.9)
Avantax, Inc.	10,210	264,235	(18.2)
AvidXchange Holdings, Inc.	6,723	83,432	(5.8)
Axogen, Inc.	7,802	67,409	(4.7)
Axonics, Inc.	4,544	274,321	(18.9)
AZZ, Inc.	554	24,559	(1.7)
Badger Meter, Inc.	637	104,876	(7.2)
Bandwidth, Inc., Class A	15,027	227,659	(15.7)
Bank of Hawaii Corp.	3,427	195,785	(13.5)
Beazer Homes USA, Inc.	12,339	414,961	(28.6)
Benchmark Electronics, Inc.	14,494	384,236	(26.5)
Berry Corp.	46,970	366,366	(25.3)
BGC Group, Inc., Class A	5,423	25,813	(1.8)
BigCommerce Holdings, Inc., Series-1	10,834	117,116	(8.1)
BJ’s Restaurants, Inc.	5,566	209,616	(14.5)
Boise Cascade Co.	911	94,279	(6.5)
Brady Corp., Class A	36,574	1,886,487	(130.2)
Bread Financial Holdings, Inc.	5,102	212,090	(14.6)
Brink’s Co.	8,032	586,015	(40.4)
Bristow Group, Inc.	17,481	537,890	(37.1)
Brookdale Senior Living, Inc.	26,010	91,555	(6.3)
Byline Bancorp, Inc.	14,435	316,848	(21.9)
Camden National Corp.	2,179	75,350	(5.2)
Cantaloupe, Inc.	2,751	21,210	(1.5)
CareTrust REIT, Inc.	2,122	44,116	(3.0)
Cargurus, Inc.	23,603	534,844	(36.9)
Carpenter Technology Corp.	2,523	151,027	(10.4)
Cars.com, Inc.	7,174	163,639	(11.3)
Castle Biosciences, Inc.	870	14,660	(1.0)
Central Garden & Pet Co., Class A	7,776	297,199	(20.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Century Aluminum Co.	11,174	$103,918	(7.2)%
Century Communities, Inc.	1,869	144,324	(10.0)
Cerence, Inc.	3,724	103,564	(7.1)
CEVA, Inc.	12,613	342,569	(23.6)
Chatham Lodging Trust	23,073	221,501	(15.3)
Cheesecake Factory, Inc.	12,321	453,166	(31.3)
Chefs’ Warehouse, Inc.	5,605	203,686	(14.1)
Chegg, Inc.	125,284	1,269,127	(87.6)
Chico’s FAS, Inc.	62,050	378,505	(26.1)
Chimera Investment Corp.	43,672	274,260	(18.9)
Cinemark Holdings, Inc.	28,223	471,042	(32.5)
Clean Energy Fuels Corp.	52,755	260,082	(18.0)
Clearwater Paper Corp.	4,654	149,998	(10.4)
Clearway Energy, Inc., Class C	1,852	48,911	(3.4)
CNO Financial Group, Inc.	2,503	64,377	(4.4)
CNX Resources Corp.	423	8,629	(0.6)
Coeur Mining, Inc.	24,864	76,581	(5.3)
Cohen & Steers, Inc.	3,216	206,821	(14.3)
Cohu, Inc.	3,665	159,977	(11.0)
Compass Minerals International, Inc.	5,303	200,825	(13.9)
Computer Programs & Systems, Inc.	7,064	185,218	(12.8)
Comstock Resources, Inc.	17,396	221,799	(15.3)
Comtech Telecommunications Corp.	2,528	25,684	(1.8)
ConnectOne Bancorp, Inc.	26,955	551,769	(38.1)
Construction Partners, Inc., Class A	4,963	145,912	(10.1)
Corcept Therapeutics, Inc.	11,169	284,586	(19.6)
Core & Main, Inc., Class A	10,402	328,807	(22.7)
Corsair Gaming, Inc.	1,078	19,921	(1.4)
CorVel Corp.	478	97,780	(6.7)
CRA International, Inc.	1,542	154,339	(10.7)
Crane NXT Co.	17,750	1,049,913	(72.5)
CrossFirst Bankshares, Inc.	8,048	93,920	(6.5)
CSG Systems International, Inc.	40,809	2,105,336	(145.3)
CSW Industrials, Inc.	1,227	221,535	(15.3)
CTO Realty Growth, Inc.	1,003	17,553	(1.2)
Customers Bancorp, Inc.	1,825	76,614	(5.3)
CVB Financial Corp.	2,403	45,345	(3.1)
Dana, Inc.	17,098	324,520	(22.4)
Dave & Buster’s Entertainment, Inc.	11,145	510,441	(35.2)
Delek U.S. Holdings, Inc.	10,332	285,060	(19.7)
Deluxe Corp.	3,572	67,832	(4.7)
Diamond Offshore Drilling, Inc.	3,073	48,646	(3.4)
Digi International, Inc.	15,771	661,278	(45.6)
Digital Turbine, Inc.	6,761	73,289	(5.1)
Dime Community Bancshares, Inc.	10,471	234,550	(16.2)
DMC Global, Inc.	904	17,049	(1.2)
Domo, Inc., Class B	12,606	225,269	(15.5)
Dorian LPG Ltd.	17,715	526,844	(36.4)
Duckhorn Portfolio, Inc.	68,533	862,145	(59.5)
DXP Enterprises, Inc.	1,861	70,681	(4.9)
Dycom Industries, Inc.	7,443	741,174	(51.2)
EchoStar Corp.	55,377	1,075,975	(74.3)
Edgewell Personal Care Co.	1,051	41,420	(2.9)
Encore Wire Corp.	515	87,905	(6.1)
Energizer Holdings, Inc.	5,389	192,387	(13.3)
Enerpac Tool Group Corp., Class A	11,007	302,472	(20.9)
EngageSmart, Inc.	18,060	342,418	(23.6)
Enova International, Inc.	20,437	1,125,874	(77.7)
Enviri Corp.	20,821	196,342	(13.6)
ePlus, Inc.	1,620	91,287	(6.3)
Equitrans Midstream Corp.	40,254	417,434	(28.8)
Equity Bancshares, Inc., Class A	668	18,143	(1.2)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ESCO Technologies, Inc.	4,356	$437,996	(30.2)%
Essent Group Ltd.	6,872	340,851	(23.5)
Essential Properties Realty Trust, Inc.	29,479	723,709	(50.0)
Ethan Allen Interiors, Inc.	27,316	859,635	(59.3)
Eventbrite, Inc.	55,036	633,464	(43.7)
Everbridge, Inc.	10,108	311,731	(21.5)
Everi Holdings, Inc.	31,944	474,049	(32.7)
eXp World Holdings, Inc.	10,825	269,976	(18.6)
Exponent, Inc.	2,230	199,763	(13.8)
Extreme Networks, Inc.	28,838	766,802	(52.9)
EZCORP, Inc., Class A	27,336	247,664	(17.1)
Federal Signal Corp.	1,782	108,862	(7.5)
Federated Hermes, Inc.	31,130	1,053,128	(72.7)
Financial Institutions, Inc.	2	38	(0.0)
First Busey Corp.	6,925	149,996	(10.4)
First Hawaiian, Inc.	13,144	271,949	(18.8)
First Interstate BancSystem, Inc.	39,218	1,126,733	(77.8)
Fiverr International Ltd.	35,035	1,055,955	(72.9)
Flushing Financial Corp.	19,873	313,596	(21.6)
Forestar Group, Inc.	8,091	238,523	(16.5)
Forrester Research, Inc.	1,650	52,586	(3.6)
Franklin Covey Co.	11,996	571,609	(39.5)
Franklin Electric Co., Inc.	669	66,111	(4.6)
Fresh Del Monte Produce, Inc.	10,698	284,353	(19.6)
FTAI Aviation Ltd.	7,943	255,844	(17.7)
Fulgent Genetics, Inc.	7,900	306,757	(21.2)
Fulton Financial Corp.	17,929	256,385	(17.7)
GATX Corp.	2,662	333,708	(23.0)
Genco Shipping & Trading Ltd.	7,399	107,286	(7.4)
Genesco, Inc.	11,822	333,499	(23.0)
Gentherm, Inc.	5,828	348,340	(24.0)
Gibraltar Industries, Inc.	4,034	260,879	(18.0)
G-III Apparel Group Ltd.	6,269	129,831	(9.0)
Global Industrial Co.	14,539	414,362	(28.6)
GMS, Inc.	9,912	730,415	(50.4)
GoodRx Holdings, Inc.	20,006	184,855	(12.8)
GoPro, Inc., Class A	205,474	840,389	(58.0)
Gray Television, Inc.	25,611	242,536	(16.7)
Great Lakes Dredge & Dock Corp.	9,010	75,684	(5.2)
Green Brick Partners, Inc.	1,828	103,319	(7.1)
Griffon Corp.	8,593	358,500	(24.7)
Group 1 Automotive, Inc.	3,561	920,625	(63.5)
Guardant Health, Inc.	9,417	367,451	(25.4)
Guess?, Inc.	6,062	127,241	(8.8)
Gulfport Energy Corp.	482	49,381	(3.4)
H&E Equipment Services, Inc.	5,519	268,113	(18.5)
Hackett Group, Inc.	10,014	232,826	(16.1)
Hain Celestial Group, Inc.	8,663	109,760	(7.6)
Hanesbrands, Inc.	11,282	59,456	(4.1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,261	372,355	(25.7)
Hanover Insurance Group, Inc.	6,371	722,981	(49.9)
Harmonic, Inc.	13,670	203,956	(14.1)
Harmony Biosciences Holdings, Inc.	13,719	485,241	(33.5)
Haverty Furniture Cos, Inc.	8,411	299,432	(20.7)
Hawaiian Holdings, Inc.	38,964	451,593	(31.2)
HCI Group, Inc.	2,486	156,146	(10.8)
Health Catalyst, Inc.	10,535	147,806	(10.2)
Healthcare Services Group, Inc.	12,115	152,770	(10.5)
Heartland Express, Inc.	13,457	220,022	(15.2)
Heartland Financial USA, Inc.	9,499	326,196	(22.5)
Helen of Troy Ltd.	3,140	443,682	(30.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Helix Energy Solutions Group, Inc.	40,967	$393,283	(27.1)%
Herbalife Ltd.	9,279	150,691	(10.4)
Hims & Hers Health, Inc.	4,795	43,011	(3.0)
Horizon Bancorp, Inc./IN	39,118	484,672	(33.5)
Hub Group, Inc., Class A	4,429	399,186	(27.6)
I3 Verticals, Inc., Class A	5,417	135,479	(9.3)
ICF International, Inc.	3,066	360,531	(24.9)
IDT Corp.	4,178	99,102	(6.8)
IES Holdings, Inc.	245	14,043	(1.0)
Independent Bank Corp.	10,243	211,620	(14.6)
Independent Bank Group, Inc.	12,912	579,361	(40.0)
Infinera Corp.	61,363	276,134	(19.1)
Innospec, Inc.	117	12,535	(0.9)
Innoviva, Inc.	1,148	15,555	(1.1)
Instructure Holdings, Inc.	481	13,069	(0.9)
Intapp, Inc.	4,507	185,057	(12.8)
Integral Ad Science Holding Corp.	1,018	21,225	(1.5)
Inter Parfums, Inc.	178	26,622	(1.8)
Interface, Inc., Class A	13,927	136,067	(9.4)
International Money Express, Inc.	2,553	61,859	(4.3)
Itron, Inc.	2,926	230,188	(15.9)
Jamf Holding Corp.	2,427	52,714	(3.6)
Janus International Group, Inc.	43,597	497,878	(34.4)
JELD-WEN Holding, Inc.	22,482	400,404	(27.6)
JetBlue Airways Corp.	46,397	360,505	(24.9)
Johnson Outdoors, Inc.	1,217	71,949	(5.0)
Kadant, Inc.	4,335	966,055	(66.7)
Kaiser Aluminum Corp.	2,134	173,281	(12.0)
Kearny Financial Corp.	16,707	143,513	(9.9)
Kelly Services, Inc., Class A	735	13,465	(0.9)
Kemper Corp.	1,213	61,827	(4.3)
Kennametal, Inc.	16,275	496,062	(34.2)
Kimball Electronics, Inc.	10,905	318,208	(22.0)
Knowles Corp.	4,845	88,518	(6.1)
Kohl’s Corp.	23,309	663,141	(45.8)
Kontoor Brands, Inc.	617	26,136	(1.8)
Korn Ferry	15,300	806,004	(55.6)
Kratos Defense & Security Solutions, Inc.	8,478	127,933	(8.8)
Kyndryl Holdings, Inc.	8,860	121,028	(8.4)
Ladder Capital Corp., Class A	9,618	105,702	(7.3)
Laureate Education, Inc.	39,084	501,057	(34.6)
Legalzoom.com, Inc.	28,515	435,709	(30.1)
LeMaitre Vascular, Inc.	8,126	513,807	(35.5)
Lendingclub Corp.	8,196	68,764	(4.7)
Lendingtree, Inc.	12,914	315,102	(21.7)
Ligand Pharmaceuticals, Inc.	4,994	334,248	(23.1)
Liquidity Services, Inc.	2,975	49,921	(3.4)
LivaNova PLC	14,847	867,807	(59.9)
Live Oak Bancshares, Inc.	777	29,425	(2.0)
Liveperson, Inc.	61,915	294,096	(20.3)
LiveRamp Holdings, Inc.	19,598	559,327	(38.6)
Lovesac Co.	1,250	36,600	(2.5)
LXP Industrial Trust	46,843	471,709	(32.6)
M/I Homes, Inc.	2,767	276,700	(19.1)
Magnite, Inc.	28,782	435,472	(30.1)
Manitowoc Co., Inc.	3,343	60,575	(4.2)
Matson, Inc.	167	15,608	(1.1)
MaxLinear, Inc.	22,400	552,608	(38.1)
MDC Holdings, Inc.	19,144	981,704	(67.8)
Merchants Bancorp	6,027	190,513	(13.1)
Mercury General Corp.	16,978	546,352	(37.7)
Mercury Systems, Inc.	5,020	190,660	(13.2)

11

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Merit Medical Systems, Inc.	3,801	$283,821	(19.6)%
Methode Electronics, Inc.	6,643	223,471	(15.4)
MGP Ingredients, Inc.	7,928	903,871	(62.4)
Midland States Bancorp, Inc.	12,809	300,115	(20.7)
MillerKnoll, Inc.	27,090	530,151	(36.6)
Mister Car Wash, Inc.	10,023	99,528	(6.9)
Model N, Inc.	437	14,561	(1.0)
Modine Manufacturing Co.	741	27,832	(1.9)
ModivCare, Inc.	1,159	50,695	(3.5)
Moog, Inc., Class A	5,636	594,260	(41.0)
Mr Cooper Group, Inc.	3,654	211,822	(14.6)
MRC Global, Inc.	6,877	77,641	(5.4)
MSA Safety, Inc.	244	40,504	(2.8)
Myers Industries, Inc.	5,068	99,383	(6.9)
MYR Group, Inc.	849	121,033	(8.4)
N-able, Inc.	4,234	59,572	(4.1)
Nabors Industries Ltd.	3,386	414,751	(28.6)
Napco Security Technologies, Inc.	3,376	126,532	(8.7)
National Health Investors, Inc.	4,446	244,130	(16.8)
National HealthCare Corp.	2,614	154,278	(10.6)
National Vision Holdings, Inc.	3,867	83,643	(5.8)
NETGEAR, Inc.	33,471	456,544	(31.5)
NetScout Systems, Inc.	30,560	854,152	(59.0)
Nevro Corp.	16,366	408,986	(28.2)
NewMarket Corp.	586	264,696	(18.3)
NexPoint Residential Trust, Inc.	9,983	414,894	(28.6)
NextGen Healthcare, Inc.	26,134	434,608	(30.0)
NMI Holdings, Inc., Class A	908	24,253	(1.7)
Nordstrom, Inc.	24,894	575,300	(39.7)
Northwest Natural Holding Co.	3,525	151,469	(10.5)
NOW, Inc.	31,099	354,218	(24.4)
Oceaneering International, Inc.	16,454	369,392	(25.5)
ODP Corp.	6,903	344,322	(23.8)
O-I Glass, Inc.	14,898	342,058	(23.6)
Oil States International, Inc.	10,388	83,520	(5.8)
Olo, Inc., Class A	4,955	38,946	(2.7)
Omega Flex, Inc.	414	37,061	(2.6)
OmniAb, Inc.	518	—	0.0
OmniAb, Inc.	518	—	0.0
ON24, Inc.	10,912	96,571	(6.7)
Ooma, Inc.	12,593	188,895	(13.0)
OPENLANE, Inc.	15,120	237,384	(16.4)
Outfront Media, Inc.	31,836	492,185	(34.0)
Owens & Minor, Inc.	15,826	304,492	(21.0)
Oxford Industries, Inc.	5,876	633,727	(43.7)
PagerDuty, Inc.	10,149	263,062	(18.2)
Palomar Holdings, Inc.	8,685	525,964	(36.3)
PAR Technology Corp.	1,986	68,696	(4.7)
Patterson Cos, Inc.	15,693	516,143	(35.6)
Payoneer Global, Inc.	31,767	169,000	(11.7)
PDF Solutions, Inc.	1,338	61,535	(4.2)
Pegasystems, Inc.	3,296	173,864	(12.0)
Peloton Interactive, Inc., Class A	19,135	185,801	(12.8)
Perdoceo Education Corp.	7,017	93,677	(6.5)
Petco Health & Wellness Co., Inc., Class A	32,606	266,065	(18.4)
PGT Innovations, Inc.	1,785	51,069	(3.5)
Phreesia, Inc.	1,341	42,537	(2.9)
Pilgrim’s Pride Corp.	11,640	288,323	(19.9)
Playa Hotels & Resorts NV	15,980	130,397	(9.0)
Playtika Holding Corp.	4,150	49,551	(3.4)
Premier Financial Corp.	19,484	422,023	(29.1)
Prestige Consumer Healthcare, Inc.	542	35,344	(2.4)

Security	Shares	Value	% of Basket Value

United States (continued)
PriceSmart, Inc.	654	$50,835	(3.5)%
PROG Holdings, Inc.	626	25,403	(1.8)
Progress Software Corp.	32,050	1,924,923	(132.9)
Proto Labs, Inc.	16,069	532,687	(36.8)
Q2 Holdings, Inc.	12,332	437,416	(30.2)
Quaker Chemical Corp.	1,827	366,094	(25.3)
Rapid7, Inc.	10,461	480,265	(33.1)
RCI Hospitality Holdings, Inc.	225	15,694	(1.1)
RE/MAX Holdings, Inc., Class A	17,474	344,413	(23.8)
Redfin Corp.	46,714	699,776	(48.3)
Repay Holdings Corp., Class A	11,025	92,059	(6.4)
Retail Opportunity Investments Corp.	11,664	171,811	(11.9)
REV Group, Inc.	11,716	151,488	(10.5)
Revolve Group, Inc.	14,762	291,107	(20.1)
REX American Resources Corp.	8,895	329,293	(22.7)
RHI Magnesita NV	543	20,858	(1.4)
RingCentral, Inc., Class A	45,731	1,891,434	(130.6)
Riskified Ltd.	3,726	17,997	(1.2)
RLJ Lodging Trust	27,948	287,864	(19.9)
RMR Group, Inc., Class A	13,511	318,589	(22.0)
Rover Group, Inc., Class A	3,588	19,662	(1.4)
RPT Realty	4,243	46,121	(3.2)
Rush Enterprises, Inc., Class A	13,807	893,037	(61.6)
Rush Street Interactive, Inc.	4,101	15,707	(1.1)
Safehold, Inc.	6,757	167,101	(11.5)
Sandy Spring Bancorp, Inc.	2,415	59,095	(4.1)
Sanmina Corp.	19,434	1,194,414	(82.4)
ScanSource, Inc.	4,677	140,731	(9.7)
Schnitzer Steel Industries, Inc.	26,377	955,111	(65.9)
Seaboard Corp.	3	10,815	(0.7)
Select Medical Holdings Corp.	2,633	79,016	(5.5)
Semtech Corp.	44,733	1,306,204	(90.2)
ServisFirst Bancshares, Inc.	6,101	364,108	(25.1)
Shake Shack, Inc., Class A	5,175	401,891	(27.7)
Shyft Group, Inc.	7,151	103,189	(7.1)
Signet Jewelers Ltd.	1,732	139,409	(9.6)
Sims Ltd.	20,768	214,857	(14.8)
Simulations Plus, Inc.	3,084	153,583	(10.6)
SkyWest, Inc.	1,382	60,794	(4.2)
SMART Global Holdings, Inc.	490	13,034	(0.9)
SolarWinds Corp.	19,456	205,066	(14.2)
Sonic Automotive, Inc., Class A	9,358	448,155	(30.9)
Sonos, Inc.	17,809	305,246	(21.1)
Sovos Brands, Inc.	9,255	164,739	(11.4)
SpartanNash Co.	39,646	889,656	(61.4)
Spire, Inc.	11,294	717,960	(49.6)
Sprout Social, Inc., Class A	11,302	645,796	(44.6)
SPX Technologies, Inc.	2,785	235,639	(16.3)
Squarespace, Inc., Class A	2,186	72,444	(5.0)
STAAR Surgical Co.	4,721	258,569	(17.8)
Standard Motor Products, Inc.	11,589	442,352	(30.5)
Steelcase, Inc., Class A	79,542	681,675	(47.1)
Sterling Check Corp.	957	11,494	(0.8)
Stratasys Ltd.	4,384	79,482	(5.5)
Strategic Education, Inc.	4,833	362,958	(25.1)
Summit Hotel Properties, Inc.	6,348	40,881	(2.8)
Sun Country Airlines Holdings, Inc.	3,501	75,482	(5.2)
Sunnova Energy International, Inc.	9,303	164,291	(11.3)
SunPower Corp.	1,321	13,038	(0.9)
Supernus Pharmaceuticals, Inc.	1,071	32,869	(2.3)
Surmodics, Inc.	1,539	49,356	(3.4)
Tandem Diabetes Care, Inc.	33,546	1,171,426	(80.9)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
TechTarget, Inc.	9,528	$309,469	(21.4)%
Telephone and Data Systems, Inc.	24,699	198,086	(13.7)
Tennant Co.	3,212	257,731	(17.8)
Theravance Biopharma, Inc.	12,216	120,816	(8.3)
Thermon Group Holdings, Inc.	8,542	235,845	(16.3)
Thryv Holdings, Inc.	1,491	35,337	(2.4)
Titan Machinery, Inc.	10,720	342,182	(23.6)
TPG RE Finance Trust, Inc.	21,956	171,257	(11.8)
Transcat, Inc.	1,795	150,565	(10.4)
Treace Mesdical Concepts, Inc.	9,210	209,896	(14.5)
Tri Pointe Homes, Inc.	5,510	175,659	(12.1)
Trinity Industries, Inc.	6,522	171,007	(11.8)
Trinseo PLC	11,120	195,934	(13.5)
TripAdvisor, Inc.	2,452	45,730	(3.2)
Trupanion, Inc.	507	15,641	(1.1)
TTEC Holdings, Inc.	4,267	146,955	(10.1)
Turning Point Brands, Inc.	64,000	1,526,400	(105.4)
Tutor Perini Corp.	22,611	191,063	(13.2)
UMB Financial Corp.	768	54,528	(3.8)
UMH Properties, Inc.	1,602	26,673	(1.8)
United States Cellular Corp.	28,193	499,298	(34.5)
Unitil Corp.	5,300	275,812	(19.0)
Universal Insurance Holdings, Inc.	2,603	40,425	(2.8)
Univest Financial Corp.	9,040	176,280	(12.2)
Upwork, Inc.	11,517	120,122	(8.3)
Uranium Energy Corp.	11,082	39,895	(2.8)
Urban Outfitters, Inc.	22,968	835,346	(57.7)
US Silica Holdings, Inc.	44,604	580,298	(40.1)
USANA Health Sciences, Inc.	10,530	683,502	(47.2)
Utz Brands, Inc.	933	15,628	(1.1)
Varex Imaging Corp.	33,576	781,985	(54.0)
Varonis Systems, Inc., Class B	12,842	368,565	(25.4)
Vector Group Ltd.	26,000	341,120	(23.5)
Verint Systems, Inc.	291	10,875	(0.7)
Verra Mobility Corp., Class A	1,485	31,170	(2.1)
Vertex, Inc., Class A	852	17,688	(1.2)
Vicor Corp.	2,131	196,627	(13.6)
Vimeo, Inc.	3,557	14,655	(1.0)
Virtu Financial, Inc., Class A	30,797	571,592	(39.5)
Vishay Precision Group, Inc.	2,745	102,690	(7.1)
Vita Coco Co., Inc.	4,870	128,665	(8.9)
Vital Farms, Inc.	11,551	135,147	(9.3)
Vornado Realty Trust	585	13,151	(0.9)
Wabash National Corp.	8,809	208,597	(14.4)
Warby Parker, Inc.	12,095	180,699	(12.5)
Washington Trust Bancorp, Inc.	4,781	153,279	(10.6)
Waste Connections, Inc.	3,944	556,199	(38.4)
Weis Markets, Inc.	6,515	432,205	(29.8)
Werner Enterprises, Inc.	4,359	204,960	(14.1)
Whitestone REIT	4,021	41,497	(2.9)
Winmark Corp.	828	300,945	(20.8)
Wolverine World Wide, Inc.	4,961	62,856	(4.3)
World Acceptance Corp.	762	120,312	(8.3)
World Kinect Corp.	31,374	707,170	(48.8)
Worthington Industries, Inc.	2,918	217,741	(15.0)
Xerox Holdings Corp.	43,736	698,901	(48.2)
Yext, Inc.	9,119	88,637	(6.1)
Zeta Global Holdings Corp.	15,556	143,426	(9.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Zumiez, Inc.	22,339	$421,314	(29.1)%
Zuora, Inc., Class A	38,992	457,376	(31.6)

		130,269,794

Preferred Stocks

Germany
FUCHS SE	10,007	422,984	(29.2)
Kloeckner & Co. SE	98,644	940,245	(64.9)
Schaeffler AG	38,136	246,668	(17.0)

		1,609,897

Total Reference Entity — Long		280,362,947

Reference Entity — Short

Common Stocks

Australia
Ansell Ltd.	(3,746)	(61,812)	4.3
ARB Corp. Ltd.	(13,059)	(278,350)	19.2
AUB Group Ltd.	(7,485)	(146,847)	10.1
Australian Clinical Labs Ltd.	(42,874)	(92,928)	6.4
Bapcor Ltd.	(56,022)	(238,993)	16.5
Bellevue Gold Ltd.	(366,091)	(363,830)	25.1
Boss Energy Ltd.	(10,649)	(20,966)	1.4
Breville Group Ltd.	(50,548)	(779,756)	53.8
Brickworks Ltd.	(3,081)	(54,481)	3.8
BWP Trust	(29,991)	(75,230)	5.2
Capricorn Metals Ltd.	(158,180)	(485,132)	33.5
Centuria Capital Group	(3)	(3)	0.0
Champion Iron Ltd.	(38,089)	(156,644)	10.8
Cleanaway Waste Management Ltd.	(41,736)	(78,521)	5.4
Corporate Travel Management Ltd.	(326)	(4,662)	0.3
Costa Group Holdings Ltd.	(47,478)	(107,548)	7.4
De Grey Mining Ltd.	(180,490)	(166,091)	11.5
Dicker Data Ltd.	(15,439)	(84,440)	5.8
Domain Holdings Australia Ltd.	(18,242)	(50,453)	3.5
EVT Ltd.	(3,716)	(30,934)	2.1
G8 Education Ltd.	(30,956)	(23,252)	1.6
Gold Road Resources Ltd.	(131,578)	(142,825)	9.9
GUD Holdings Ltd.	(30,464)	(207,729)	14.3
HMC Capital Ltd.	(35,507)	(125,413)	8.7
HomeCo Daily Needs REIT	(105,677)	(86,323)	6.0
HUB24 Ltd.	(2,225)	(42,820)	3.0
Ingenia Communities Group	(136,038)	(379,729)	26.2
Inghams Group Ltd.	(92,094)	(176,296)	12.2
IRESS Ltd.	(9,410)	(66,866)	4.6
Kelsian Group Ltd.	(6,634)	(31,309)	2.2
Leo Lithium Ltd.	(66,737)	(52,942)	3.7
Link Administration Holdings Ltd.	(82,776)	(86,514)	6.0
Megaport Ltd.	(32,888)	(229,221)	15.8
Nine Entertainment Co. Holdings Ltd.	(224,147)	(328,201)	22.7
Omni Bridgeway Ltd.	(37,884)	(72,892)	5.0
Paladin Energy Ltd.	(396,918)	(200,133)	13.8
Perpetual Ltd.	(11,332)	(190,869)	13.2
PEXA Group Ltd.	(61,203)	(553,592)	38.2
SmartGroup Corp. Ltd.	(2,692)	(16,524)	1.1
Syrah Resources Ltd.	(401,777)	(191,810)	13.2
Tyro Payments Ltd.	(14,282)	(13,615)	0.9
United Malt Grp Ltd.	(85,657)	(281,998)	19.5

		(6,778,494)

13

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Austria
CA Immobilien Anlagen AG	(11,792)	$(384,111)	26.5%
EVN AG	(4,219)	(102,168)	7.1

		(486,279)

Bahamas
OneSpaWorld Holdings Ltd.	(4,114)	(52,844)	3.6

Belgium
Ackermans & van Haaren NV	(2,102)	(367,157)	25.4
Bekaert SA	(2,864)	(139,743)	9.7
bpost SA	(26,233)	(129,131)	8.9
Deme Group NV	(3,211)	(434,895)	30.0
Kinepolis Group NV	(10,562)	(525,879)	36.3
Lotus Bakeries NV	(30)	(242,306)	16.7
Shurgard Self Storage Ltd.	(1,370)	(63,657)	4.4
Telenet Group Holding NV	(59,656)	(1,396,585)	96.4
Tessenderlo Group SA	(9,142)	(313,110)	21.6
Xior Student Housing NV	(3,825)	(121,901)	8.4

		(3,734,364)

Bermuda
Conduit Holdings Ltd.	(66,693)	(419,199)	28.9
Cool Co. Ltd.	(7,399)	(101,597)	7.0
SiriusPoint Ltd.	(2,238)	(20,903)	1.5

		(541,699)

Canada
Absolute Software Corp.	(89)	(1,021)	0.1
ADENTRA, Inc.	(6,318)	(166,818)	11.5
Ag Growth International, Inc.	(2,542)	(105,002)	7.3
Allied Properties REIT	(12,645)	(210,311)	14.5
Altus Group Ltd.	(8,262)	(275,771)	19.0
Andlauer Healthcare Group, Inc.	(6,770)	(226,224)	15.6
Badger Infrastructure Solutions Ltd.	(1,354)	(32,908)	2.3
Brookfield Reinsurance Ltd.	(4,216)	(147,688)	10.2
Canadian Western Bank	(31,999)	(639,193)	44.1
Cascades, Inc.	(9,137)	(83,256)	5.8
Chorus Aviation, Inc.	(4,934)	(12,006)	0.8
Cogeco Communications, Inc.	(10,725)	(543,212)	37.5
Cogeco, Inc.	(8,061)	(318,860)	22.0
Converge Technology Solutions Corp.	(102,371)	(247,190)	17.1
Definity Financial Corp.	(17,068)	(429,522)	29.7
Dream Industrial REIT	(87,386)	(939,999)	64.9
EQB, Inc.	(419)	(24,750)	1.7
Exchange, Inc.ome Corp.	(13,913)	(542,003)	37.4
Extendicare, Inc.	(149,574)	(818,637)	56.5
Filo Corp.	(24,845)	(469,729)	32.4
Headwater Exploration, Inc.	(58,674)	(330,488)	22.8
Linamar Corp.	(3,458)	(200,322)	13.8
Lumine Group, Inc.	(11,394)	(180,660)	12.5
Maple Leaf Foods, Inc.	(23,869)	(497,960)	34.4
Martinrea International, Inc.	(2,905)	(32,470)	2.2
Minto Apartment REIT	(2,469)	(28,206)	1.9
North West Co., Inc.	(27,225)	(662,491)	45.7
Orla Mining Ltd.	(8,777)	(40,986)	2.8
Park Lawn Corp.	(6,805)	(119,059)	8.2
Pet Valu Holdings Ltd.	(29,627)	(686,083)	47.4
Premium Brands Holdings Corp., Class A	(6,763)	(550,111)	38.0
Richelieu Hardware Ltd.	(1,596)	(53,152)	3.7
Savaria Corp.	(4,949)	(62,624)	4.3
Seabridge Gold, Inc.	(13,339)	(169,876)	11.7
Shawcor Ltd.	(15,706)	(239,588)	16.5

Security	Shares	Value	% of Basket Value

Canada (continued)
Sienna Senior Living, Inc.	(73,872)	$(642,876)	44.4%
Spartan Delta Corp.	(40,780)	(134,165)	9.3
Spin Master Corp.	(3,727)	(99,233)	6.9
Stella-Jones, Inc.	(6,355)	(323,096)	22.3
StorageVault Canada, Inc.	(90,666)	(336,067)	23.2
Teekay Tankers Ltd., Class A	(4,671)	(203,702)	14.1
Trisura Group Ltd.	(7,508)	(192,473)	13.3
Westshore Terminals Investment Corp.	(2,901)	(67,273)	4.6
Winpak Ltd.	(15,414)	(473,929)	32.7

		(12,560,990)

China
indie Semiconductor, Inc.	(4,782)	(45,333)	3.1
Textainer Group Holdings Ltd.	(16,965)	(697,262)	48.1
TI Fluid Systems PLC	(123,441)	(216,312)	15.0

		(958,907)

Colombia
Frontera Energy Corp.	(3,341)	(27,125)	1.9

Costa Rica
Establishment Labs Holdings, Inc.	(10,388)	(748,040)	51.6

Cyprus
Atalaya Mining PLC	(13,815)	(59,456)	4.1

Denmark
ALK-Abello A/S	(6,826)	(75,047)	5.2
Alm Brand A/S	(608,268)	(989,569)	68.3
Chemometec A/S	(5,961)	(408,827)	28.2
Dfds A/S	(2,283)	(82,647)	5.7
Matas A/S	(10,016)	(150,188)	10.4
Netcompany Group A/S	(3,805)	(180,613)	12.5
NTG Nordic Transport Group A/S	(3,007)	(191,924)	13.3
Ringkjoebing Landbobank A/S	(6,422)	(933,407)	64.4
SimCorp A/S	(8,276)	(903,887)	62.4
Topdanmark AS	(57,921)	(2,667,486)	184.1

		(6,583,595)

Egypt
Energean PLC	(26,831)	(405,347)	28.0

Finland
Huhtamaki OYJ	(6,840)	(245,413)	16.9
Konecranes OYJ	(1,070)	(38,799)	2.7
Metsa Board OYJ	(19,521)	(160,705)	11.1
Musti Group OYJ	(1,848)	(37,017)	2.6
TietoEVRY OYJ	(28,069)	(730,072)	50.4
Tokmanni Group Corp.	(71,560)	(1,127,460)	77.8

		(2,339,466)

France
ALD SA	(107,959)	(1,168,146)	80.6
Alten SA	(4,912)	(710,788)	49.1
Christian Dior SE	(300)	(264,115)	18.2
Coface SA	(16,699)	(249,990)	17.3
Derichebourg SA	(39,683)	(249,824)	17.2
Fnac Darty SA	(12,147)	(432,664)	29.9
ID Logistics Group	(86)	(24,790)	1.7
Imerys SA	(14,308)	(508,187)	35.1
IPSOS	(2,591)	(130,819)	9.0
JCDecaux SE	(763)	(14,371)	1.0
Mercialys SA	(8,012)	(69,355)	4.8
Metropole Television SA	(64,353)	(924,003)	63.8

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Neoen SA	(8,382)	$(281,556)	19.4%
Rothschild & Co.	(13,491)	(579,807)	40.0
Societe BIC SA	(6,855)	(427,731)	29.5
Sopra Steria Group SACA	(245)	(53,538)	3.7
Trigano SA	(2,255)	(337,292)	23.3
Virbac SA	(338)	(105,199)	7.3
Voltalia SA, Registered Shares	(11,846)	(210,140)	14.5

		(6,742,315)

Germany
CANCOM SE	(4,474)	(131,541)	9.1
CECONOMY AG	(32,477)	(99,427)	6.9
CompuGroup Medical SE & Co. KGaA	(4,180)	(217,234)	15.0
Dermapharm Holding SE	(13,302)	(662,922)	45.7
Deutsche Wohnen SE	(8,439)	(215,860)	14.9
DIC Asset AG	(18,483)	(93,075)	6.4
Encavis AG	(26,808)	(458,381)	31.6
Energiekontor AG	(3,392)	(301,127)	20.8
Fielmann AG	(8,117)	(426,947)	29.5
flatexDEGIRO AG	(4,140)	(41,776)	2.9
Hornbach Holding AG & Co. KGaA	(770)	(63,528)	4.4
Ionos SE	(10,365)	(162,501)	11.2
JOST Werke SE	(3,505)	(208,524)	14.4
Mercer International, Inc.	(14,966)	(133,197)	9.2
METRO AG	(2,817)	(25,012)	1.7
Norma Group SE	(17,809)	(321,174)	22.2
Orion SA	(11,501)	(252,102)	17.4
PNE AG	(6,514)	(96,932)	6.7
Siltronic AG	(5,262)	(472,417)	32.6
Sirius Real Estate Ltd.	(34,559)	(37,406)	2.6
Sixt SE	(957)	(117,838)	8.1
Stroeer SE & Co. KGaA	(7,259)	(358,280)	24.7
TAG Immobilien AG	(13,980)	(160,394)	11.1

		(5,057,595)

Indonesia
Golden Agri-Resources Ltd.	(3,700,600)	(700,518)	48.4

Ireland
Ardmore Shipping Corp.	(5,280)	(74,342)	5.1
C&C Group PLC	(368,485)	(664,977)	45.9
Irish Residential Properties REIT PLC	(320,504)	(348,208)	24.1

		(1,087,527)

Israel
Clal Insurance Enterprises Holdings Ltd.	(8,654)	(133,675)	9.2
Energix-Renewable Energies Ltd.	(3,401)	(12,763)	0.9
Fattal Holdings 1998 Ltd.	(207)	(22,240)	1.6
Shikun & Binui Ltd.	(40,836)	(113,182)	7.8

		(281,860)

Italy
ACEA SpA	(6,820)	(85,379)	5.9
Ariston Holding NV	(4,881)	(46,497)	3.2
Banca Generali SpA	(933)	(35,039)	2.4
BFF Bank SpA	(24,471)	(282,134)	19.5
El.En. SpA	(687)	(8,345)	0.6
Enav SpA	(32,588)	(143,242)	9.9
Esprinet SpA	(2,661)	(15,985)	1.1
Eurogroup Laminations SpA	(1,780)	(10,030)	0.7
GVS SpA	(41,104)	(265,686)	18.3
Illimity Bank SpA	(15,034)	(105,101)	7.3
Industrie De Nora SpA	(22,710)	(478,707)	33.0

Security	Shares	Value	% of Basket Value

Italy (continued)
MARR SpA	(4,288)	$(68,054)	4.7%
MFE-MediaForEurope NV, Class A	(113,170)	(61,285)	4.2
Salvatore Ferragamo SpA	(14,540)	(240,293)	16.6
Saras SpA	(541,119)	(790,103)	54.5
Stevanato Group SpA	(645)	(20,143)	1.4
Tamburi Investment Partners SpA	(1,828)	(18,147)	1.2
Technogym SpA	(30,711)	(289,568)	20.0
Technoprobe SpA	(43,353)	(404,107)	27.9
Tod’s SpA	(1,867)	(84,984)	5.9

		(3,452,829)

Japan
Activia Properties, Inc.	(93)	(274,365)	18.9
ADEKA Corp.	(24,500)	(507,863)	35.1
Advance Logistics Investment Corp.	(524)	(495,767)	34.2
Advance Residence Investment Corp.	(156)	(388,019)	26.8
Aeon Fantasy Co. Ltd.	(1,300)	(26,042)	1.8
Aeon Mall Co. Ltd.	(10,400)	(131,573)	9.1
AEON REIT Investment Corp.	(120)	(129,276)	8.9
Aichi Financial Group, Inc.	(26,400)	(465,916)	32.2
Aiful Corp.	(4,400)	(11,302)	0.8
Airtrip Corp.	(16,900)	(314,537)	21.7
Amano Corp.	(5,100)	(117,145)	8.1
Amvis Holdings, Inc.	(15,200)	(315,052)	21.7
Appier Group, Inc.	(15,000)	(182,572)	12.6
Arclands Corp.	(36,300)	(427,801)	29.5
ARE Holdings, Inc.	(25,900)	(352,617)	24.3
Ariake Japan Co. Ltd.	(7,700)	(286,603)	19.8
As One Corp.	(600)	(23,856)	1.6
ASKUL Corp.	(25,200)	(359,648)	24.8
Atom Corp.	(9,300)	(59,548)	4.1
Autobacs Seven Co. Ltd.	(15,500)	(172,472)	11.9
Base Co. Ltd.	(500)	(19,175)	1.3
Bushiroad, Inc.	(12,600)	(68,233)	4.7
C Uyemura & Co. Ltd.	(1,800)	(121,539)	8.4
Calbee, Inc.	(35,100)	(692,000)	47.8
Casio Computer Co. Ltd.	(42,700)	(372,950)	25.7
Cellsource Co. Ltd.	(4,400)	(70,562)	4.9
Change Holdings, Inc.	(35,500)	(480,764)	33.2
Chiyoda Corp.	(127,700)	(317,683)	21.9
CKD Corp.	(24,600)	(383,546)	26.5
Colowide Co. Ltd.	(13,600)	(206,596)	14.3
Comforia Residential REIT, Inc.	(61)	(149,639)	10.3
COMSYS Holdings Corp.	(15,300)	(312,916)	21.6
CRE Logistics REIT, Inc.	(190)	(240,266)	16.6
Daiei Kankyo Co. Ltd.	(2,700)	(45,885)	3.2
Daiho Corp.	(7,800)	(223,186)	15.4
Daikokutenbussan Co. Ltd.	(8,800)	(382,638)	26.4
Daiwa Office Investment Corp.	(24)	(106,048)	7.3
DCM Holdings Co. Ltd.	(66,600)	(574,966)	39.7
Demae-Can Co. Ltd.	(76,300)	(268,907)	18.6
DeNA Co. Ltd.	(36,500)	(455,336)	31.4
Descente Ltd.	(4,900)	(145,214)	10.0
Dexerials Corp.	(30,100)	(699,294)	48.3
DIC Corp.	(3,300)	(63,726)	4.4
Dowa Holdings Co. Ltd.	(2,200)	(71,894)	5.0
Duskin Co. Ltd.	(15,800)	(365,232)	25.2
Earth Corp.	(4,900)	(179,274)	12.4
EDION Corp.	(66,100)	(694,595)	47.9
en Japan, Inc.	(700)	(14,073)	1.0
eRex Co. Ltd.	(4,000)	(32,692)	2.3
Ferrotec Holdings Corp.	(19,700)	(488,629)	33.7

15

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
FP Corp.	(8,500)	$(183,210)	12.6%
Fuji Soft, Inc.	(3,300)	(112,547)	7.8
Fukuyama Transporting Co. Ltd.	(11,700)	(338,102)	23.3
Furuya Metal Co. Ltd.	(1,100)	(86,918)	6.0
Fuso Chemical Co. Ltd.	(7,900)	(254,228)	17.5
Future Corp.	(7,900)	(86,183)	5.9
giftee, Inc.	(8,800)	(104,643)	7.2
GMO Financial Holdings, Inc.	(36,800)	(192,851)	13.3
GMO GlobalSign Holdings KK	(18,100)	(396,820)	27.4
GungHo Online Entertainment, Inc.	(4,000)	(79,574)	5.5
Hachijuni Bank Ltd.	(57,500)	(301,640)	20.8
Hakuto Co. Ltd.	(9,900)	(399,077)	27.5
Hankyu Hanshin REIT, Inc.	(48)	(47,972)	3.3
Haseko Corp.	(12,000)	(159,583)	11.0
Heiwa Real Estate REIT, Inc.	(140)	(146,245)	10.1
Hirata Corp.	(1,100)	(63,242)	4.4
Hirogin Holdings, Inc.	(12,500)	(78,740)	5.4
Hisamitsu Pharmaceutical Co., Inc.	(8,700)	(283,560)	19.6
Hokkaido Electric Power Co., Inc.	(74,000)	(351,966)	24.3
Hokuetsu Corp.	(96,100)	(595,707)	41.1
Hokuhoku Financial Group, Inc.	(48,900)	(447,604)	30.9
Hoshino Resorts REIT, Inc.	(61)	(272,944)	18.8
Hosiden Corp.	(11,100)	(146,763)	10.1
House Foods Group, Inc.	(4,900)	(115,842)	8.0
Hyakugo Bank Ltd.	(157,800)	(539,260)	37.2
Ichibanya Co. Ltd.	(13,000)	(521,282)	36.0
Idec Corp./Japan	(12,700)	(276,054)	19.1
IDOM, Inc.	(31,100)	(186,127)	12.8
Iino Kaiun Kaisha Ltd.	(61,600)	(405,593)	28.0
Inabata & Co. Ltd.	(18,300)	(435,696)	30.1
Insource Co. Ltd.	(17,900)	(161,744)	11.2
Invincible Investment Corp.	(133)	(56,315)	3.9
Iriso Electronics Co. Ltd.	(5,700)	(162,260)	11.2
Iyogin Holdings, Inc.	(36,500)	(261,787)	18.1
J Trust Co. Ltd.	(41,700)	(141,617)	9.8
Japan Aviation Electronics Industry Ltd.	(32,200)	(668,759)	46.2
Japan Communications, Inc.	(10,900)	(18,733)	1.3
Japan Display, Inc.	(169,800)	(47,306)	3.3
Japan Excellent, Inc.	(22)	(20,895)	1.4
Japan Logistics Fund, Inc.	(234)	(501,573)	34.6
Japan Material Co. Ltd.	(1,300)	(23,174)	1.6
Japan Prime Realty Investment Corp.	(23)	(57,266)	4.0
Japan Steel Works Ltd.	(23,600)	(503,206)	34.7
Joyful Honda Co. Ltd.	(21,900)	(257,065)	17.7
JTOWER, Inc.	(9,300)	(486,136)	33.6
Juroku Financial Group, Inc.	(5,400)	(136,442)	9.4
Justsystems Corp.	(900)	(25,829)	1.8
Kadokawa Corp.	(38,300)	(967,107)	66.8
Kagome Co. Ltd.	(18,000)	(410,879)	28.4
Kamigumi Co. Ltd.	(700)	(16,595)	1.1
Kanamoto Co. Ltd.	(200)	(3,606)	0.2
Kanto Denka Kogyo Co. Ltd.	(56,100)	(382,463)	26.4
KeePer Technical Laboratory Co. Ltd.	(7,700)	(347,228)	24.0
Keihan Holdings Co. Ltd.	(21,800)	(625,479)	43.2
Keikyu Corp.	(7,200)	(69,083)	4.8
Keiyo Bank Ltd.	(16,000)	(68,689)	4.7
KH Neochem Co. Ltd.	(6,400)	(107,180)	7.4
Kisoji Co. Ltd.	(40,900)	(727,593)	50.2
Kiyo Bank Ltd.	(18,000)	(197,732)	13.6
KNT-CT Holdings Co. Ltd.	(2,800)	(28,619)	2.0
Koa Corp.	(10,200)	(127,505)	8.8
Kohnan Shoji Co. Ltd.	(6,100)	(152,206)	10.5

Security	Shares	Value	% of Basket Value

Japan (continued)
KOMEDA Holdings Co. Ltd.	(3,600)	$(70,710)	4.9%
Komeri Co. Ltd.	(36,800)	(789,340)	54.5
Kotobuki Spirits Co. Ltd.	(700)	(53,409)	3.7
KPP Group Holdings Co. Ltd.	(7,800)	(34,925)	2.4
K’s Holdings Corp.	(2,700)	(24,781)	1.7
Kura Sushi, Inc.	(69,500)	(1,549,675)	107.0
KYB Corp.	(9,500)	(344,559)	23.8
Kyudenko Corp.	(5,000)	(146,157)	10.1
Kyushu Financial Group, Inc.	(65,500)	(326,061)	22.5
Lifenet Insurance Co.	(13,900)	(105,990)	7.3
Mabuchi Motor Co. Ltd.	(1,400)	(41,124)	2.8
Makino Milling Machine Co. Ltd.	(1,000)	(40,796)	2.8
Management Solutions Co. Ltd.	(10,200)	(299,368)	20.7
Mars Group Holdings Corp.	(1,900)	(40,462)	2.8
Maruichi Steel Tube Ltd.	(1,400)	(33,182)	2.3
Maruwa Co. Ltd.	(6,100)	(1,032,437)	71.3
Mebuki Financial Group, Inc.	(82,000)	(220,373)	15.2
MEC Co. Ltd.	(10,400)	(262,159)	18.1
Medley, Inc.	(17,000)	(621,127)	42.9
Meiko Electronics Co. Ltd.	(15,700)	(319,439)	22.1
Midac Holdings Co. Ltd.	(1,800)	(21,004)	1.4
Mitsubishi Logistics Corp.	(2,200)	(55,262)	3.8
Mitsuboshi Belting Ltd.	(8,900)	(288,145)	19.9
Mitsui-Soko Holdings Co. Ltd.	(6,200)	(160,707)	11.1
Mori Hills REIT Investment Corp.	(602)	(627,536)	43.3
Morinaga Milk Industry Co. Ltd.	(18,100)	(623,870)	43.1
m-up Holdings, Inc.	(2,100)	(16,595)	1.1
Musashi Seimitsu Industry Co. Ltd.	(11,800)	(150,540)	10.4
Musashino Bank Ltd.	(5,500)	(99,290)	6.9
Nachi-Fujikoshi Corp.	(3,500)	(96,797)	6.7
Nagoya Railroad Co. Ltd.	(6,300)	(102,517)	7.1
Nakayama Steel Works Ltd.	(20,500)	(134,265)	9.3
Nankai Electric Railway Co. Ltd.	(33,800)	(728,743)	50.3
Nanto Bank Ltd.	(16,400)	(306,812)	21.2
Nichiha Corp.	(5,900)	(138,836)	9.6
Nifco, Inc.	(10,600)	(322,154)	22.2
Nihon Kohden Corp.	(500)	(13,289)	0.9
Nikkiso Co. Ltd.	(2,800)	(18,253)	1.3
Nikkon Holdings Co. Ltd.	(20,400)	(438,017)	30.2
Nippon Accommodations Fund, Inc.	(92)	(444,370)	30.7
Nippon Carbon Co. Ltd.	(8,900)	(276,103)	19.1
Nippon Electric Glass Co. Ltd.	(45,400)	(838,606)	57.9
Nippon Kanzai Holdings Co. Ltd.	(16,200)	(308,902)	21.3
Nippon Pillar Packing Co. Ltd.	(6,600)	(211,802)	14.6
Nippon Shokubai Co. Ltd.	(4,900)	(193,013)	13.3
Nippon Television Holdings, Inc.	(12,000)	(115,855)	8.0
Nippon Yakin Kogyo Co. Ltd.	(5,800)	(181,816)	12.6
Nishimatsu Construction Co. Ltd.	(18,200)	(480,213)	33.1
Nishimatsuya Chain Co. Ltd.	(54,500)	(670,175)	46.3
Nishi-Nippon Railroad Co. Ltd.	(21,400)	(395,208)	27.3
Nissha Co. Ltd.	(21,800)	(269,913)	18.6
Nojima Corp.	(27,800)	(277,386)	19.1
NOK Corp.	(31,700)	(488,387)	33.7
Nomura Micro Science Co. Ltd.	(1,700)	(75,718)	5.2
Noritake Co. Ltd.	(1,000)	(39,888)	2.8
NS Solutions Corp.	(700)	(18,372)	1.3
NS United Kaiun Kaisha Ltd.	(16,000)	(439,663)	30.3
NTT UD REIT Investment Corp.	(98)	(95,155)	6.6
Ogaki Kyoritsu Bank Ltd.	(16,700)	(235,211)	16.2
Ohsho Food Service Corp.	(4,300)	(209,508)	14.5
Oisix ra daichi, Inc.	(13,200)	(222,101)	15.3
Okasan Securities Group, Inc.	(57,800)	(235,100)	16.2

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
OKUMA Corp.	(3,400)	$(176,425)	12.2%
One REIT, Inc.	(91)	(168,155)	11.6
Open Door, Inc.	(6,500)	(58,315)	4.0
Optorun Co. Ltd.	(19,000)	(321,871)	22.2
Organo Corp.	(8,600)	(255,343)	17.6
Osaka Soda Co. Ltd.	(21,100)	(877,912)	60.6
OSAKA Titanium Technologies Co. Ltd.	(16,000)	(409,921)	28.3
OSG Corp.	(25,300)	(344,771)	23.8
PAL GROUP Holdings Co. Ltd.	(16,700)	(498,847)	34.4
Paramount Bed Holdings Co. Ltd.	(4,000)	(67,062)	4.6
Pigeon Corp.	(9,200)	(124,261)	8.6
Piolax, Inc.	(23,200)	(369,893)	25.5
PKSHA Technology, Inc.	(2,200)	(47,216)	3.3
Pressance Corp.	(1,000)	(14,240)	1.0
Rengo Co. Ltd.	(153,700)	(1,000,194)	69.0
RENOVA, Inc.	(6,300)	(67,907)	4.7
Riken Keiki Co. Ltd.	(10,700)	(413,866)	28.6
Ringer Hut Co. Ltd.	(28,900)	(506,702)	35.0
Rinnai Corp.	(3,000)	(66,890)	4.6
Roland Corp.	(7,300)	(213,179)	14.7
Rorze Corp.	(8,000)	(640,002)	44.2
SAMTY Co. Ltd.	(1,700)	(27,793)	1.9
San-A Co. Ltd.	(4,900)	(166,297)	11.5
Sangetsu Corp.	(2,100)	(38,869)	2.7
Sanyo Denki Co. Ltd.	(6,900)	(358,785)	24.8
SBS Holdings, Inc.	(16,800)	(408,023)	28.2
Seiko Group Corp.	(2,000)	(36,974)	2.6
Senko Group Holdings Co. Ltd.	(700)	(5,186)	0.4
Seria Co. Ltd.	(7,000)	(118,345)	8.2
Shibaura Mechatronics Corp.	(400)	(67,695)	4.7
Shiga Bank Ltd.	(20,900)	(457,522)	31.6
Shikoku Electric Power Co., Inc.	(22,700)	(162,384)	11.2
Shin Nippon Biomedical Laboratories Ltd.	(27,600)	(416,802)	28.8
Shochiku Co. Ltd.	(6,400)	(499,492)	34.5
Shoei Co. Ltd.	(6,400)	(117,365)	8.1
SKY Perfect JSAT Holdings, Inc.	(17,500)	(74,746)	5.2
Sosei Group Corp.	(12,400)	(161,150)	11.1
SOSiLA Logistics REIT, Inc.	(514)	(475,815)	32.8
Sotetsu Holdings, Inc.	(1,000)	(19,445)	1.3
Star Micronics Co. Ltd.	(2,300)	(29,057)	2.0
Sumitomo Rubber Industries Ltd.	(55,000)	(567,362)	39.2
Sundrug Co. Ltd.	(7,100)	(209,588)	14.5
SUNWELS Co. Ltd.	(10,000)	(216,101)	14.9
Suruga Bank Ltd.	(36,400)	(156,696)	10.8
T Hasegawa Co. Ltd.	(5,900)	(144,348)	10.0
Takara Holdings, Inc.	(32,500)	(289,189)	20.0
Takara Leben Real Estate Investment Corp	(239)	(167,312)	11.5
Tamura Corp.	(2,700)	(11,778)	0.8
TechnoPro Holdings, Inc.	(6,700)	(177,233)	12.2
T-Gaia Corp.	(2,200)	(28,009)	1.9
Toagosei Co. Ltd.	(35,000)	(338,930)	23.4
Tocalo Co. Ltd.	(7,600)	(78,030)	5.4
Toei Animation Co. Ltd.	(1,200)	(109,494)	7.6
Toei Co. Ltd.	(3,600)	(467,326)	32.3
Toho Bank Ltd.	(127,900)	(227,213)	15.7
Toho Holdings Co. Ltd.	(30,500)	(608,535)	42.0
TOKAI Holdings Corp.	(56,400)	(367,759)	25.4
Tokai Tokyo Financial Holdings, Inc.	(26,100)	(82,182)	5.7
Token Corp.	(400)	(21,080)	1.5
Tokyo Kiraboshi Financial Group, Inc.	(7,100)	(191,375)	13.2
Tokyo Steel Manufacturing Co. Ltd.	(22,800)	(280,944)	19.4

Security	Shares	Value	% of Basket Value

Japan (continued)
TOMONY Holdings, Inc.	(119,300)	$(346,069)	23.9%
Tomy Co. Ltd.	(33,400)	(462,165)	31.9
Topre Corp.	(18,300)	(215,731)	14.9
Towa Corp.	(1,200)	(23,143)	1.6
Toyo Construction Co. Ltd.	(2,300)	(17,875)	1.2
Toyo Gosei Co. Ltd.	(7,900)	(485,501)	33.5
Toyota Boshoku Corp.	(3,700)	(67,739)	4.7
Transcosmos, Inc.	(9,300)	(233,347)	16.1
Tri Chemical Laboratories, Inc.	(8,900)	(166,740)	11.5
Tsubaki Nakashima Co. Ltd.	(56,900)	(334,452)	23.1
Tsuburaya Fields Holdings, Inc.	(17,700)	(388,326)	26.8
TV Asahi Holdings Corp.	(20,800)	(267,271)	18.4
United Super Markets Holdings, Inc.	(22,300)	(179,162)	12.4
Wacoal Holdings Corp.	(18,400)	(406,379)	28.1
Weathernews, Inc.	(9,400)	(431,250)	29.8
West Holdings Corp.	(6,900)	(137,791)	9.5
WingArc1st, Inc.	(5,900)	(116,466)	8.0
Workman Co. Ltd.	(400)	(14,917)	1.0
W-Scope Corp.	(32,300)	(357,049)	24.6
Yamaichi Electronics Co. Ltd.	(2,600)	(41,896)	2.9
YA-MAN Ltd.	(48,100)	(352,731)	24.3
Yamato Kogyo Co. Ltd.	(12,700)	(617,862)	42.7
Yamazaki Baking Co. Ltd.	(10,400)	(153,245)	10.6
Yokogawa Bridge Holdings Corp.	(6,700)	(123,390)	8.5
Yokowo Co. Ltd.	(12,300)	(162,881)	11.2
Yonex Co. Ltd.	(10,700)	(106,845)	7.4
Yoshinoya Holdings Co. Ltd.	(3,400)	(68,792)	4.7
ZERIA Pharmaceutical Co. Ltd.	(6,500)	(107,455)	7.4
Zojirushi Corp.	(32,400)	(465,696)	32.1

		(67,960,014)

Luxembourg
RTL Group	(986)	(42,738)	2.9

Monaco
Scorpio Tankers, Inc.	(1,069)	(50,286)	3.5

Netherlands
Alfen NV	(525)	(37,166)	2.6
AMG Critical Materials NV	(1,143)	(46,732)	3.2
Arcadis NV	(1,359)	(59,916)	4.1
Corbion NV	(5,205)	(124,829)	8.6
Flow Traders Ltd.	(5,134)	(113,447)	7.8
Fugro NV	(22,992)	(418,119)	28.9
Ordina NV	(27,962)	(178,431)	12.3
TKH Group NV	(3,185)	(169,582)	11.7
Van Lanschot Kempen NV	(1,970)	(65,812)	4.6

		(1,214,034)

Nigeria
Airtel Africa PLC	(243,475)	(370,553)	25.6

Norway
Aker Carbon Capture ASA	(63,566)	(97,310)	6.7
Crayon Group Holding ASA	(30,527)	(327,984)	22.6
Entra ASA	(12,968)	(127,209)	8.8
Europris ASA	(19,728)	(120,554)	8.3
FREYR Battery SA	(17,079)	(143,805)	9.9
Kahoot! ASA	(10,104)	(34,988)	2.4
MPC Container Ships ASA	(76,098)	(143,376)	9.9
Nordic Semiconductor ASA	(3,020)	(44,887)	3.1
Norske Skog ASA	(41,493)	(187,636)	13.0
PGS ASA	(449,859)	(318,426)	22.0

17

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Schibsted ASA, Class A	(3,845)	$(81,882)	5.7%
Storebrand ASA	(13,564)	(118,865)	8.2
TGS ASA	(2,412)	(32,392)	2.2

		(1,779,314)

Philippines
TaskUS, Inc., Class A	(4,249)	(51,243)	3.5

Portugal
Altri SGPS SA	(37,925)	(182,290)	12.6
Greenvolt-Energias Renovaveis SA	(111,409)	(795,334)	54.9
Mota-Engil SGPS SA	(7,872)	(22,116)	1.5
Navigator Co. SA	(75,911)	(269,191)	18.6
REN - Redes Energeticas Nacionais SGPS SA	(49,102)	(137,075)	9.5

		(1,406,006)

Puerto Rico
First BanCorp/Puerto Rico	(20,522)	(304,752)	21.0

Singapore
Hafnia Ltd.	(56,663)	(309,448)	21.4
Kenon Holdings Ltd./Singapore	(7,349)	(196,444)	13.5
Kulicke & Soffa Industries, Inc.	(707)	(42,335)	2.9
Parkway Life REIT	(5,000)	(14,569)	1.0

		(562,796)

Spain
Befesa SA	(16,248)	(635,038)	43.8
CIE Automotive SA	(6,988)	(223,646)	15.4
Construcciones y Auxiliar de Ferrocarriles SA	(1,142)	(39,808)	2.8
Ence Energia y Celulosa SA	(39,221)	(122,143)	8.4
Faes Farma SA	(56,888)	(201,600)	13.9
Gestamp Automocion SA	(34,041)	(168,777)	11.7
Grenergy Renovables SA	(6,106)	(188,115)	13.0
Inmobiliaria Colonial Socimi SA	(13,331)	(87,280)	6.0
Laboratorios Farmaceuticos Rovi SA	(401)	(19,253)	1.3
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	(214,779)	(212,744)	14.7
Melia Hotels International SA	(7,600)	(57,021)	3.9
Sacyr SA	(21,300)	(73,248)	5.1
Soltec Power Holdings SA	(79,530)	(372,295)	25.7
Vidrala SA	(2,160)	(221,872)	15.3
Viscofan SA	(3,468)	(225,724)	15.6

		(2,848,564)

Sweden
Addnode Group AB, Class B	(8,071)	(62,083)	4.3
Axfood AB	(9,714)	(252,760)	17.5
Bilia AB, A Shares	(11,604)	(125,344)	8.7
Billerud Aktiebolag	(112,357)	(983,804)	67.9
Clas Ohlson AB, B Shares	(17,059)	(142,868)	9.9
Cloetta AB, B Shares	(6,531)	(12,058)	0.8
Coor Service Management Holding AB	(352)	(1,665)	0.1
Dometic Group AB	(90,462)	(691,424)	47.7
Electrolux Professional AB	(26,682)	(154,144)	10.7
Granges AB	(22,113)	(232,240)	16.0
Hemnet Group AB	(40,803)	(741,837)	51.2
Hufvudstaden AB, A Shares	(24,290)	(306,249)	21.2
Inwido AB	(2,053)	(23,254)	1.6
JM AB	(9,842)	(158,817)	11.0
Lindab International AB	(3,557)	(56,494)	3.9
Loomis AB, Class B	(12,347)	(370,546)	25.6
Munters Group AB	(4,130)	(53,811)	3.7

Security	Shares	Value	% of Basket Value

Sweden (continued)
Orron Energy ab	(124,092)	$(146,619)	10.1%
Pandox AB, Class B	(22,140)	(268,136)	18.5
Paradox Interactive AB	(6,441)	(185,982)	12.8
Peab AB	(30,738)	(139,567)	9.6
PowerCell Sweden AB	(3,151)	(29,455)	2.0
SkiStar AB	(9,328)	(104,235)	7.2
Stillfront Group AB	(259,564)	(493,035)	34.0
Wallenstam AB, B Shares	(33,823)	(135,535)	9.4
Wihlborgs Fastigheter AB	(60,242)	(484,366)	33.4

		(6,356,328)

Switzerland
Allreal Holding AG	(216)	(39,683)	2.7
ALSO Holding AG, Registered Shares	(1,516)	(352,336)	24.3
Arbonia AG	(8,356)	(98,226)	6.8
Bossard Holding AG, Class A	(66)	(15,464)	1.1
Bystronic AG	(492)	(349,396)	24.1
Cembra Money Bank AG	(10,524)	(808,756)	55.8
Daetwyler Holding AG	(2,250)	(451,487)	31.2
DocMorris AG	(5,508)	(342,187)	23.6
dormakaba Holding AG	(659)	(326,709)	22.6
EFG International AG	(8,946)	(112,372)	7.8
Forbo Holding AG, Registered Shares	(537)	(782,508)	54.0
Interroll Holding AG, Registered Shares	(53)	(171,556)	11.8
Kardex Holding AG	(417)	(104,986)	7.3
Komax Holding AG, Registered Shares	(1,394)	(347,622)	24.0
Landis+Gyr Group AG	(3,830)	(337,402)	23.3
Leonteq AG	(3,921)	(187,517)	12.9
Medmix AG	(507)	(14,202)	1.0
Mobilezone Holding AG	(16,346)	(276,113)	19.1
Mobimo Holding AG, Registered Shares	(310)	(92,946)	6.4
OC Oerlikon Corp. AG, Registered Shares	(130,732)	(720,545)	49.7
Schweiter Technologies AG	(141)	(110,011)	7.6
SFS Group AG	(6,057)	(727,725)	50.2
SKAN Group AG	(3,197)	(297,105)	20.5
St Galler Kantonalbank AG, Registered Shares	(451)	(260,983)	18.0
Vontobel Holding AG, Registered Shares	(3,179)	(217,126)	15.0
Zehnder Group AG	(2,827)	(209,601)	14.5

		(7,754,564)

United Kingdom
4imprint Group PLC	(2,086)	(120,642)	8.3
Allfunds Group PLC	(45,167)	(300,209)	20.7
AO World PLC	(252,373)	(312,949)	21.6
Ascential PLC	(152,640)	(418,036)	28.9
Assura PLC	(53,309)	(32,689)	2.3
Auction Technology Group PLC	(7,949)	(73,545)	5.1
Bodycote PLC	(3,450)	(30,692)	2.1
Capita PLC	(196,273)	(70,856)	4.9
Close Brothers Group PLC	(12,060)	(142,533)	9.8
Coats Group PLC	(137,535)	(125,418)	8.7
Craneware PLC	(535)	(9,604)	0.7
Crest Nicholson Holdings PLC	(19,283)	(53,679)	3.7
Currys PLC	(236,312)	(164,021)	11.3
Derwent London PLC	(29,816)	(820,861)	56.7
Domino’s Pizza Group PLC	(418,404)	(1,889,168)	130.4
Dr Martens PLC	(79,799)	(158,197)	10.9
Elementis PLC	(93,583)	(135,146)	9.3
FD Technologies PLC	(2,464)	(57,774)	4.0
Fevertree Drinks PLC	(3,043)	(52,800)	3.6
GB Group PLC	(68,061)	(217,774)	15.0
Global Ship Lease, Inc., Class A	(2,031)	(43,585)	3.0

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Greatland Gold PLC	(2,468,683)	$(225,410)	15.6%
Hays PLC	(73,425)	(101,186)	7.0
Home Reit PLC	(319,295)	(132,531)	9.1
Ibstock PLC	(48,880)	(94,394)	6.5
Keller Group PLC	(17,730)	(198,180)	13.7
Kier Group PLC	(10,051)	(11,521)	0.8
Learning Technologies Group PLC	(15,032)	(14,495)	1.0
Liontrust Asset Management PLC	(18,369)	(155,256)	10.7
Moonpig Group PLC	(142,685)	(331,844)	22.9
NCC Group PLC	(145,481)	(183,683)	12.7
Oxford Nanopore Technologies PLC	(29,073)	(99,424)	6.9
Pagegroup PLC	(161,574)	(941,419)	65.0
Petrofac Ltd.	(202,777)	(208,267)	14.4
Playtech PLC	(3,269)	(23,991)	1.7
Rathbones Group PLC	(7,042)	(165,571)	11.4
Reach PLC	(203,944)	(225,392)	15.6
Redrow PLC	(9,877)	(65,881)	4.5
Renewi PLC	(14,232)	(96,387)	6.7
Renishaw PLC	(4,523)	(229,482)	15.8
Shaftesbury Capital PLC	(357,638)	(557,784)	38.5
SSP Group PLC	(25,990)	(84,077)	5.8
Synthomer PLC	(54,948)	(59,922)	4.1
Tyman PLC	(80,015)	(324,877)	22.4
Victrex PLC	(9,693)	(195,106)	13.5
Volex PLC	(128,269)	(484,547)	33.4
Yellow Cake PLC	(88,369)	(497,965)	34.4

		(10,938,770)

United States
3D Systems Corp.	(60,790)	(529,481)	36.5
ABM Industries, Inc.	(1,368)	(63,311)	4.4
Acadia Realty Trust	(5,955)	(93,553)	6.5
ACI Worldwide, Inc.	(2,357)	(54,659)	3.8
ACV Auctions, Inc., Class A	(8,140)	(142,369)	9.8
AdaptHealth Corp., Class A	(28,613)	(393,143)	27.1
Adeia, Inc.	(13,615)	(163,652)	11.3
Adtalem Global Education, Inc.	(37)	(1,600)	0.1
ADTRAN Holdings, Inc.	(8,209)	(79,874)	5.5
Advansix, Inc.	(2,298)	(92,173)	6.4
Aehr Test Systems	(14,861)	(775,150)	53.5
Agiliti, Inc.	(26,547)	(455,812)	31.5
Alexander’s, Inc.	(1,595)	(308,425)	21.3
Alkami Technology, Inc.	(9,211)	(155,482)	10.7
Allegiant Travel Co.	(1,963)	(242,823)	16.8
Alpha & Omega Semiconductor Ltd.	(2,623)	(86,244)	6.0
Alpha Metallurgical Resources, Inc.	(2,921)	(505,976)	34.9
Alphatec Holdings, Inc.	(9,247)	(163,394)	11.3
Altus Power, Inc., Class A	(19,072)	(129,880)	9.0
Ambac Financial Group, Inc.	(6,879)	(97,269)	6.7
AMC Networks, Inc.	(7,776)	(98,133)	6.8
Amerant Bancorp, Inc.	(7,272)	(144,131)	9.9
Ameresco, Inc., Class A	(176)	(10,245)	0.7
American Eagle Outfitters, Inc.	(20,235)	(284,302)	19.6
American Vanguard Corp.	(1,776)	(32,075)	2.2
America’s Car-Mart, Inc.	(5,693)	(678,150)	46.8
Ameris Bancorp	(3,318)	(144,831)	10.0
Amphastar Pharmaceuticals, Inc.	(877)	(53,225)	3.7
Amplitude, Inc., Class A	(42,993)	(497,859)	34.4
Amylyx Pharmaceuticals, Inc.	(6,175)	(144,804)	10.0
ANI Pharmaceuticals, Inc.	(3,543)	(186,185)	12.9
Apollo Commercial Real Estate Finance, Inc.	(15,566)	(183,679)	12.7

Security	Shares	Value	% of Basket Value

United States (continued)
Apollo Medical Holdings, Inc.	(4,312)	$(157,949)	10.9%
Appfolio, Inc., Class A	(1,851)	(334,272)	23.1
Appian Corp., Class A	(12,944)	(666,875)	46.0
ArcBest Corp.	(3,000)	(348,960)	24.1
Ares Commercial Real Estate Corp.	(31,146)	(332,016)	22.9
ARMOUR Residential REIT, Inc.	(102,829)	(525,456)	36.3
Array Technologies, Inc.	(5,708)	(108,737)	7.5
Artesian Resources Corp., Class A	(879)	(40,047)	2.8
Artisan Partners Asset Management, Inc., Class A	(23,134)	(959,830)	66.3
Atlanta Braves Holdings, Inc., Class C	(5,834)	(237,560)	16.4
Atlantic Union Bankshares Corp.	(15,700)	(502,086)	34.7
Avanos Medical, Inc.	(4,307)	(105,392)	7.3
AvePoint, Inc.	(33,342)	(206,720)	14.3
Aviat Networks, Inc.	(4,804)	(146,858)	10.1
Avid Technology, Inc.	(11,650)	(277,736)	19.2
Avient Corp.	(3,813)	(154,541)	10.7
Axsome Therapeutics, Inc.	(7,110)	(557,922)	38.5
Azenta, Inc.	(443)	(20,812)	1.4
Babcock & Wilcox Enterprises, Inc.	(80,638)	(441,896)	30.5
Balchem Corp.	(281)	(37,862)	2.6
BancFirst Corp.	(2,413)	(241,059)	16.6
Banner Corp.	(10,299)	(490,335)	33.8
Barnes Group, Inc.	(5,413)	(212,731)	14.7
Barrett Business Services, Inc.	(3,095)	(280,809)	19.4
Beauty Health Co.	(52,756)	(437,347)	30.2
Belden, Inc.	(6,377)	(616,273)	42.5
BioLife Solutions, Inc.	(3,942)	(78,367)	5.4
Blackbaud, Inc.	(1,335)	(100,726)	7.0
Bloomin’ Brands, Inc.	(2,941)	(79,025)	5.5
Blue Bird Corp.	(2,720)	(56,957)	3.9
BlueLinx Holdings, Inc.	(1,084)	(102,156)	7.1
Boot Barn Holdings, Inc.	(5,919)	(555,794)	38.4
Boston Omaha Corp., Class A	(27,051)	(528,036)	36.5
Braze, Inc., Class A	(15,798)	(718,177)	49.6
Brightsphere Investment Group, Inc.	(5,976)	(127,169)	8.8
BrightSpire Capital, Inc., Class A	(14,789)	(108,847)	7.5
BrightView Holdings, Inc.	(1,774)	(13,678)	0.9
Brinker International, Inc.	(8,439)	(331,484)	22.9
Broadstone Net Lease, Inc.	(10,136)	(165,217)	11.4
BRP Group, Inc., Class A	(10,766)	(268,181)	18.5
Buckle, Inc.	(18,967)	(693,434)	47.9
Business First Bancshares, Inc.	(752)	(15,378)	1.1
Cactus, Inc., Class A	(3,792)	(192,558)	13.3
Cadre Holdings, Inc.	(16,334)	(380,092)	26.2
Calavo Growers, Inc.	(6,332)	(238,906)	16.5
California Water Service Group	(8,926)	(473,257)	32.7
Callon Petroleum Co.	(2,242)	(84,210)	5.8
Cal-Maine Foods, Inc.	(4,196)	(193,813)	13.4
Cambridge Bancorp	(578)	(35,570)	2.5
Camping World Holdings, Inc., Class A	(7,017)	(224,755)	15.5
Capitol Federal Financial, Inc.	(24,876)	(164,928)	11.4
Carriage Services, Inc., Class A	(10,719)	(346,974)	24.0
Carter’s, Inc.	(2,719)	(203,952)	14.1
Casella Waste Systems, Inc., Class A	(1,819)	(146,775)	10.1
Cass Information Systems, Inc.	(10,473)	(397,450)	27.4
Cassava Sciences, Inc.	(8,481)	(186,412)	12.9
CBIZ, Inc.	(10,987)	(581,102)	40.1
CCC Intelligent Solutions Holdings, Inc.	(49,348)	(543,815)	37.5
Centerspace	(3,211)	(199,499)	13.8
Centrus Energy Corp., Class A	(1,704)	(64,070)	4.4

19

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Certara, Inc.	(22,656)	$(441,112)	30.4%
City Holding Co.	(880)	(87,041)	6.0
Claros Mortgage Trust, Inc.	(66,690)	(821,621)	56.7
Clarus Corp.	(2,605)	(23,185)	1.6
Cleanspark, Inc.	(11,423)	(68,652)	4.7
Clearfield, Inc.	(14,201)	(663,755)	45.8
Clearwater Analytics Holdings, Inc., Class A	(16,947)	(291,997)	20.2
CNA Financial Corp.	(416)	(16,291)	1.1
Coastal Financial Corp.	(448)	(20,236)	1.4
Cogent Communications Holdings, Inc.	(8,199)	(502,107)	34.7
Collegium Pharmaceutical, Inc.	(2,753)	(62,658)	4.3
Columbia Financial, Inc.	(9,768)	(170,745)	11.8
Columbus McKinnon Corp.	(4,395)	(186,084)	12.8
Commerce Bancshares, Inc.	(817)	(43,448)	3.0
Community Bank System, Inc.	(2,756)	(148,355)	10.2
Community Healthcare Trust, Inc.	(25,922)	(913,491)	63.1
Community Trust Bancorp, Inc.	(6,281)	(241,065)	16.6
Conduent, Inc.	(45,307)	(156,762)	10.8
CONMED Corp.	(8,635)	(1,045,267)	72.2
Consensus Cloud Solutions, Inc.	(21,561)	(698,792)	48.2
Core Laboratories, Inc.	(420)	(10,916)	0.8
CoreCivic, Inc.	(9,756)	(94,633)	6.5
Corporate Office Properties Trust	(8,044)	(209,144)	14.4
Couchbase, Inc.	(975)	(16,273)	1.1
Covenant Logistics Group, Inc., Class A	(373)	(20,425)	1.4
Cracker Barrel Old Country Store, Inc.	(2,534)	(236,169)	16.3
Cross Country Healthcare, Inc.	(2,605)	(67,209)	4.6
CTS Corp.	(744)	(33,205)	2.3
Cushman & Wakefield PLC	(21,880)	(215,080)	14.8
Cymabay Therapeutics, Inc.	(8,990)	(117,320)	8.1
Cytek Biosciences, Inc.	(12,763)	(114,356)	7.9
Definitive Healthcare Corp., Class A	(17,191)	(203,370)	14.0
Denny’s Corp.	(1,865)	(21,932)	1.5
Designer Brands, Inc.	(2,025)	(20,149)	1.4
Digitalbridge Group, Inc.	(15,318)	(245,394)	16.9
Digitalocean Holdings, Inc	(8,514)	(421,613)	29.1
Dine Brands Global, Inc.	(10,564)	(637,220)	44.0
Diversified Energy Co. PLC	(32,833)	(39,945)	2.8
DocGo, Inc.	(30,985)	(259,964)	17.9
Dorman Products, Inc.	(404)	(34,215)	2.4
Douglas Dynamics, Inc.	(5,099)	(158,324)	10.9
Douglas Emmett, Inc.	(27,049)	(397,620)	27.4
Driven Brands Holdings, Inc.	(3,674)	(95,046)	6.6
Ducommun, Inc.	(2,974)	(149,116)	10.3
Dynex Capital, Inc.	(23,051)	(300,816)	20.8
E2open Parent Holdings, Inc.	(96,677)	(497,887)	34.4
Eagle Bancorp, Inc.	(818)	(22,659)	1.6
Eagle Bulk Shipping, Inc.	(1,603)	(74,043)	5.1
Earthstone Energy, Inc., Class A	(1,120)	(17,898)	1.2
Easterly Government Properties, Inc., Class A	(89,320)	(1,318,363)	91.0
Eastern Bankshares, Inc.	(16,192)	(228,631)	15.8
Eastman Kodak Co.	(17,414)	(95,603)	6.6
Ebix, Inc.	(34,149)	(1,057,253)	73.0
Embecta Corp.	(7,774)	(165,897)	11.5
Empire State Realty Trust, Inc.	(30,432)	(272,366)	18.8
Enact Holdings, Inc.	(933)	(25,378)	1.8
Energy Recovery, Inc.	(6,338)	(193,182)	13.3
Enfusion, Inc., Class A	(1,602)	(17,382)	1.2
Enovix Corp.	(30,418)	(654,595)	45.2
EnPro Industries, Inc.	(3,285)	(455,892)	31.5
Enstar Group Ltd.	(219)	(56,038)	3.9
Enterprise Financial Services Corp.	(2,593)	(106,313)	7.3

Security	Shares	Value	% of Basket Value

United States (continued)
EPR Properties	(5,611)	$(250,475)	17.3%
Equity Commonwealth	(2,074)	(40,630)	2.8
European Wax Center, Inc., Class A	(31,873)	(617,380)	42.6
EverCommerce, Inc.	(39,077)	(456,419)	31.5
EVgo, Inc., Class A	(21,938)	(95,869)	6.6
Evolent Health, Inc., Class A	(579)	(17,596)	1.2
Evolv Technologies Holdings, Inc.	(7,464)	(49,113)	3.4
EW Scripps Co., Class A	(1,633)	(16,101)	1.1
Excelerate Energy, Inc.	(13,116)	(278,322)	19.2
Expro Group Holdings NV	(3,576)	(79,351)	5.5
Farmers National Banc Corp.	(1,016)	(13,970)	1.0
Farmland Partners, Inc.	(113,103)	(1,299,553)	89.7
Fastly, Inc., Class A	(8,885)	(163,217)	11.3
Federal Agricultural Mortgage Corp., Class C	(1,917)	(308,158)	21.3
Figs, Inc., Class A	(32,501)	(239,207)	16.5
First Advantage Corp.	(9,938)	(149,070)	10.3
First Bancorp/Southern Pines NC	(26,826)	(887,404)	61.3
First Bancshares, Inc.	(2,864)	(89,672)	6.2
First Commonwealth Financial Corp.	(16,405)	(236,888)	16.4
First Financial Bankshares, Inc.	(642)	(20,923)	1.4
First Merchants Corp.	(4,094)	(131,499)	9.1
Flywire Corp.	(5,531)	(188,828)	13.0
Foot Locker, Inc.	(5,828)	(156,598)	10.8
Fortrea Holdings, Inc.	(12,232)	(390,935)	27.0
Forward Air Corp.	(5,928)	(704,484)	48.6
Four Corners Property Trust, Inc.	(9,584)	(252,059)	17.4
Franklin BSP Realty Trust, Inc.	(7,546)	(107,908)	7.4
Freshpet, Inc.	(9,402)	(691,423)	47.7
Funko, Inc., Class A	(36,879)	(300,933)	20.8
FutureFuel Corp.	(1,917)	(18,633)	1.3
Garrett Motion, Inc.	(3,261)	(25,371)	1.8
Gates Industrial Corp. PLC	(1,136)	(15,472)	1.1
GCM Grosvenor, Inc., Class A	(15,915)	(124,933)	8.6
German American Bancorp, Inc.	(7,177)	(211,434)	14.6
Gladstone Commercial Corp.	(7,991)	(106,280)	7.3
Gladstone Land Corp.	(7,548)	(126,354)	8.7
Glaukos Corp.	(6,614)	(510,204)	35.2
Global Medical REIT, Inc.	(11,170)	(110,583)	7.6
Global Net Lease, Inc.	(21,516)	(230,006)	15.9
Gogo, Inc.	(4,552)	(68,599)	4.7
Golden Entertainment, Inc.	(2,041)	(86,416)	6.0
GrafTech International Ltd.	(30,332)	(160,153)	11.1
Granite Construction, Inc.	(5,330)	(218,157)	15.1
Great Southern Bancorp, Inc.	(949)	(52,508)	3.6
Grid Dynamics Holdings, Inc.	(17,256)	(179,808)	12.4
Hagerty, Inc.	(1,883)	(16,627)	1.1
Harrow Health, Inc.	(5,878)	(129,786)	9.0
Hawaiian Electric Industries, Inc.	(20,036)	(769,182)	53.1
Hawkins, Inc.	(2,293)	(107,198)	7.4
Hecla Mining Co.	(7,192)	(41,426)	2.9
Heidrick & Struggles International, Inc.	(497)	(13,553)	0.9
Helios Technologies, Inc.	(2,811)	(177,655)	12.3
Heritage Commerce Corp.	(15,135)	(145,296)	10.0
Hibbett, Inc.	(17,592)	(816,269)	56.3
Hillenbrand, Inc.	(9,044)	(469,745)	32.4
Hillman Solutions Corp.	(37,171)	(365,763)	25.2
Hilltop Holdings, Inc.	(14,612)	(451,949)	31.2
Hippo Holdings, Inc.	(3,940)	(67,768)	4.7
HireRight Holdings Corp.	(10,145)	(108,653)	7.5
Home BancShares, Inc./AR	(19,088)	(464,029)	32.0
Hostess Brands, Inc., Class A	(22,202)	(533,736)	36.8
Howard Hughes Corp.	(2,473)	(208,795)	14.4

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Ichor Holdings Ltd.	(7,887)	$(305,385)	21.1%
IMAX Corp.	(7,587)	(139,677)	9.6
Immunovant, Inc.	(4,228)	(96,525)	6.7
Impinj, Inc.	(3,394)	(226,108)	15.6
Informatica, Inc., Class A	(4,738)	(90,212)	6.2
Ingevity Corp.	(4,890)	(313,058)	21.6
Ingles Markets, Inc.	(13,494)	(1,144,291)	79.0
Inspired Entertainment, Inc.	(962)	(12,112)	0.8
Installed Building Products, Inc.	(1,494)	(221,142)	15.3
Insteel Industries, Inc.	(156)	(5,031)	0.3
Integer Holdings Corp.	(2,062)	(190,694)	13.2
Integra LifeSciences Holdings Corp.	(3,500)	(159,145)	11.0
InterDigital, Inc.	(553)	(51,258)	3.5
International Bancshares Corp.	(4,413)	(219,061)	15.1
Intrepid Potash, Inc.	(3,001)	(82,528)	5.7
InvenTrust Properties Corp.	(10,921)	(265,817)	18.3
IonQ, Inc.	(11,550)	(222,338)	15.3
Ivanhoe Electric, Inc. / US	(9,014)	(146,568)	10.1
J & J Snack Foods Corp.	(248)	(39,759)	2.7
Jack in the Box, Inc.	(3,372)	(335,211)	23.1
Jackson Financial, Inc.	(2,536)	(83,739)	5.8
JBG SMITH Properties	(30,688)	(513,410)	35.4
John B Sanfilippo & Son, Inc.	(49)	(5,337)	0.4
John Bean Technologies Corp.	(3,188)	(394,069)	27.2
John Wiley & Sons, Inc.	(7,479)	(256,006)	17.7
Kennedy-Wilson Holdings, Inc.	(2,691)	(44,402)	3.1
Kinetik Holdings, Inc., Class A	(33,162)	(1,193,832)	82.4
KKR Real Estate Finance Trust, Inc.	(23,410)	(291,689)	20.1
Knife River Corp.	(349)	(15,171)	1.0
Krispy Kreme, Inc.	(37,381)	(575,667)	39.7
Kronos Worldwide, Inc.	(2,568)	(24,011)	1.7
Kura Sushi USA, Inc., Class A	(128)	(12,737)	0.9
Lakeland Bancorp, Inc.	(9,529)	(143,983)	9.9
Lakeland Financial Corp.	(973)	(53,943)	3.7
LCI Industries	(8,857)	(1,206,943)	83.3
Lemonade, Inc.	(24,322)	(565,487)	39.0
Leonardo DRS, Inc.	(24,532)	(409,439)	28.3
Leslie’s, Inc.	(16,635)	(105,965)	7.3
Liberty Energy, Inc., Class A	(27,937)	(460,122)	31.8
Life Time Group Holdings, Inc.	(790)	(14,291)	1.0
Lifestance Health Group, Inc.	(7,288)	(68,434)	4.7
Lightwave Logic, Inc.	(65,430)	(439,690)	30.4
Liquidia Corp.	(696)	(5,373)	0.4
LTC Properties, Inc.	(8,255)	(277,038)	19.1
Luminar Technologies, Inc., Class A	(36,474)	(269,908)	18.6
Macerich Co.	(93,465)	(1,191,679)	82.3
Madison Square Garden Entertainment Corp., Class A	(7,622)	(265,550)	18.3
Marcus & Millichap, Inc.	(871)	(31,948)	2.2
Marcus Corp.	(6,488)	(101,213)	7.0
Marten Transport Ltd.	(2,245)	(50,872)	3.5
Masonite International Corp.	(1,049)	(109,673)	7.6
Masterbrand, Inc.	(8,958)	(110,631)	7.6
Materion Corp.	(1,050)	(125,097)	8.6
Mativ Holdings, Inc.	(1,113)	(17,519)	1.2
Matthews International Corp.	(4,035)	(185,207)	12.8
MaxCyte, Inc.	(15,107)	(67,528)	4.7
MBIA, Inc.	(31,230)	(272,950)	18.8
MDU Resources Group, Inc.	(19,631)	(434,238)	30.0
MediaAlpha, Inc., Class A	(1,570)	(15,920)	1.1
MeridianLink, Inc.	(28,030)	(626,190)	43.2
Mesa Laboratories, Inc.	(467)	(60,084)	4.1

Security	Shares	Value	% of Basket Value

United States (continued)
MFA Financial, Inc.	(1,055)	$(11,879)	0.8%
MGE Energy, Inc.	(2,220)	(178,133)	12.3
Middlesex Water Co.	(5,016)	(403,387)	27.8
Mirion Technologies, Inc., Class A	(84,884)	(640,874)	44.2
Mission Produce, Inc.	(11,925)	(138,569)	9.6
Monro, Inc.	(11,795)	(432,287)	29.8
Montauk Renewables, Inc.	(6,751)	(59,071)	4.1
Montrose Environmental Group, Inc.	(10,195)	(412,592)	28.5
Movado Group, Inc.	(3,803)	(109,146)	7.5
Mueller Water Products, Inc., Class A	(20,815)	(334,913)	23.1
National Beverage Corp.	(1,813)	(95,817)	6.6
National Presto Industries, Inc.	(3,123)	(244,562)	16.9
National Western Life Group, Inc.	(474)	(199,872)	13.8
Navient Corp.	(19,149)	(364,597)	25.2
Navitas Semiconductor Corp., Class A	(12,496)	(132,208)	9.1
NBT Bancorp, Inc.	(8,740)	(325,128)	22.4
nCino, Inc.	(4,766)	(154,180)	10.6
Nelnet, Inc., Class A	(4,491)	(443,172)	30.6
NETSTREIT Corp.	(7,251)	(129,720)	9.0
New York Mortgage Trust, Inc.	(12,484)	(126,713)	8.7
NextDecade Corp.	(5,204)	(28,986)	2.0
Nicolet Bankshares, Inc.	(8,482)	(709,519)	49.0
nLight, Inc.	(43,760)	(630,144)	43.5
Northern Oil and Gas, Inc.	(18,911)	(744,526)	51.4
Northfield Bancorp, Inc.	(8,063)	(98,207)	6.8
Northwest Bancshares, Inc.	(13,279)	(164,128)	11.3
NorthWestern Corp.	(1,642)	(92,724)	6.4
Nu Skin Enterprises, Inc., Class A	(4,047)	(118,941)	8.2
NV5 Global, Inc.	(1,718)	(188,207)	13.0
NVE Corp.	(152)	(12,040)	0.8
Office Properties, Inc.ome Trust	(15,487)	(119,250)	8.2
Omnicell, Inc.	(5,372)	(339,242)	23.4
OneSpan, Inc.	(10,949)	(150,439)	10.4
OneWater Marine, Inc., Class A	(4,370)	(164,531)	11.4
Open Lending Corp.	(23,788)	(268,567)	18.5
OraSure Technologies, Inc.	(3,153)	(14,882)	1.0
Origin Bancorp, Inc.	(8,365)	(272,699)	18.8
Origin Materials, Inc.	(7,157)	(32,063)	2.2
Orthofix Medical, Inc.	(5,982)	(117,786)	8.1
OrthoPediatrics Corp.	(9,118)	(380,677)	26.3
Otter Tail Corp.	(6,490)	(525,755)	36.3
Pacific Biosciences of California, Inc.	(42,273)	(558,426)	38.5
Papa John’s International, Inc.	(4,303)	(355,858)	24.6
Par Pacific Holdings, Inc.	(13,682)	(430,709)	29.7
Paramount Group, Inc.	(59,478)	(311,665)	21.5
Park National Corp.	(567)	(63,232)	4.4
Parsons Corp.	(6,607)	(326,518)	22.5
Pathward Financial, Inc.	(444)	(23,070)	1.6
Patrick Industries, Inc.	(4,025)	(348,364)	24.0
Patterson-UTI Energy, Inc.	(5,951)	(94,264)	6.5
Paycor HCM, Inc.	(4,046)	(108,676)	7.5
Paymentus Holdings, Inc.	(40,282)	(454,784)	31.4
Peapack-Gladstone Financial Corp.	(2,911)	(85,089)	5.9
Pediatrix Medical Group, Inc.	(18,598)	(255,351)	17.6
PennyMac Financial Services, Inc.	(4,908)	(369,229)	25.5
PennyMac Mortgage Investment Trust	(38,932)	(497,551)	34.3
Peoples Bancorp, Inc.	(2,725)	(76,763)	5.3
Perficient, Inc.	(6,679)	(426,053)	29.4
Perimeter Solutions SA	(33,803)	(187,945)	13.0
PetMed Express, Inc.	(6,462)	(94,668)	6.5
Phillips Edison & Co., Inc.	(18,971)	(669,866)	46.2
Phinia, Inc.	(2,238)	(63,492)	4.4

21

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Photronics, Inc.	(624)	$(16,505)	1.1%
Physicians Realty Trust	(58,754)	(866,034)	59.8
Piedmont Lithium, Inc.	(10,164)	(557,597)	38.5
Piedmont Office Realty Trust, Inc.	(51,795)	(385,355)	26.6
Piper Sandler Cos	(483)	(70,692)	4.9
Pitney Bowes, Inc.	(16,077)	(63,343)	4.4
PJT Partners, Inc.	(5,103)	(404,719)	27.9
Planet Labs PBC	(31,847)	(118,471)	8.2
Plexus Corp.	(10,937)	(1,077,185)	74.4
Pliant Therapeutics, Inc.	(8,411)	(150,052)	10.4
Plymouth Industrial REIT, Inc.	(17,402)	(396,244)	27.4
PolyPeptide Group AG	(11,525)	(275,731)	19.0
Portillo’s, Inc., Class A	(10,817)	(249,332)	17.2
PotlatchDeltic Corp.	(1,244)	(66,716)	4.6
PowerSchool Holdings, Inc., Class A	(6,770)	(163,631)	11.3
PRA Group, Inc.	(8,361)	(199,493)	13.8
Premier, Inc., Class A	(9,741)	(270,313)	18.7
ProAssurance Corp.	(6,714)	(112,795)	7.8
PROCEPT BioRobotics Corp.	(14,114)	(486,086)	33.6
ProFrac Holding Corp.	(81,737)	(1,051,955)	72.6
ProPetro Holding Corp.	(14,872)	(155,264)	10.7
Provident Financial Services, Inc.	(8,858)	(164,227)	11.3
Pulmonx Corp.	(27,688)	(387,632)	26.8
PureCycle Technologies, Inc.	(17,688)	(209,426)	14.5
QIAGEN NV	(6,807)	(318,704)	22.0
Quanterix Corp.	(10,229)	(254,088)	17.5
RadNet, Inc.	(2,347)	(77,639)	5.4
Ramaco Resources, Inc.	(3,194)	(29,385)	2.0
Ranpak Holdings Corp., Class A	(3,162)	(20,268)	1.4
Rayonier, Inc.	(2,469)	(81,773)	5.6
Ready Capital Corp.	(63,320)	(732,612)	50.6
Red Rock Resorts, Inc.	(2,458)	(119,213)	8.2
Redwood Trust, Inc.	(1,757)	(13,230)	0.9
Reliance Worldwide Corp. Ltd.	(163,087)	(470,012)	32.4
Renasant Corp.	(2,805)	(86,787)	6.0
Resources Connection, Inc.	(23,414)	(374,156)	25.8
Revance Therapeutics, Inc.	(990)	(23,394)	1.6
Rocket Lab USA, Inc.	(166,076)	(1,223,980)	84.5
Rogers Corp.	(924)	(155,796)	10.8
RPC, Inc.	(49,297)	(410,151)	28.3
RXO, Inc.	(17,120)	(377,496)	26.1
RxSight, Inc.	(683)	(22,792)	1.6
S&T Bancorp, Inc.	(14,018)	(442,688)	30.6
Sabre Corp.	(3,065)	(12,567)	0.9
Safety Insurance Group, Inc.	(1,095)	(78,840)	5.4
Saul Centers, Inc.	(362)	(13,955)	1.0
Scholastic Corp.	(13,260)	(572,699)	39.5
Seacoast Banking Corp. of Florida	(7,879)	(194,690)	13.4
Select Water Solutions, Inc.	(16,638)	(139,926)	9.7
Sensient Technologies Corp.	(2,314)	(148,189)	10.2
Seritage Growth Properties	(41,057)	(385,525)	26.6
Shenandoah Telecommunications Co.	(16,664)	(311,117)	21.5
Shoe Carnival, Inc.	(2,338)	(62,214)	4.3
Silgan Holdings, Inc.	(18,578)	(814,645)	56.2
Silk Road Medical, Inc.	(668)	(15,257)	1.1
SilverBow Resources, Inc.	(30,945)	(1,108,140)	76.5
Simmons First National Corp., Class A	(22,138)	(446,966)	30.9
Simply Good Foods Co.	(15,630)	(605,037)	41.8
SITE Centers Corp.	(41,580)	(584,199)	40.3
SiTime Corp.	(3,524)	(454,631)	31.4
Six Flags Entertainment Corp.	(4,596)	(109,844)	7.6
SJW Group	(1,902)	(134,015)	9.3

Security	Shares	Value	% of Basket Value

United States (continued)
Sotera Health Co.	(14,669)	$(278,418)	19.2%
Southside Bancshares, Inc.	(1,224)	(40,649)	2.8
SP Plus Corp.	(783)	(30,106)	2.1
Spectrum Brands Holdings, Inc.	(10,050)	(788,020)	54.4
Spirit AeroSystems Holdings, Inc., Class A	(566)	(18,010)	1.2
Sprinklr, Inc.	(1,657)	(23,264)	1.6
St Joe Co.	(11,772)	(747,287)	51.6
Standex International Corp.	(510)	(75,771)	5.2
Stellar Bancorp, Inc.	(7,503)	(186,525)	12.9
Stem, Inc.	(49,573)	(350,481)	24.2
Stepan Co.	(2,325)	(222,782)	15.4
StepStone Group, Inc., Class A	(3,448)	(96,785)	6.7
Stericycle, Inc.	(17,478)	(742,640)	51.3
Steven Madden Ltd.	(11,975)	(399,726)	27.6
Stock Yards Bancorp, Inc.	(2,116)	(101,166)	7.0
Stoneridge, Inc.	(4,371)	(89,343)	6.2
StoneX Group, Inc.	(428)	(39,380)	2.7
Stride, Inc.	(2,279)	(87,081)	6.0
SunCoke Energy, Inc.	(9,211)	(81,794)	5.6
Sunstone Hotel Investors, Inc.	(23,922)	(243,765)	16.8
Sweetgreen, Inc., Class A	(34,534)	(520,427)	35.9
Sylvamo Corp.	(257)	(12,611)	0.9
Talos Energy, Inc.	(3,898)	(62,368)	4.3
Tanger Factory Outlet Centers, Inc.	(3,874)	(90,690)	6.3
Target Hospitality Corp.	(8,075)	(103,118)	7.1
Terex Corp.	(1,046)	(61,327)	4.2
TFS Financial Corp.	(49,460)	(717,665)	49.5
Tidewater, Inc.	(2,394)	(151,085)	10.4
TimkenSteel Corp.	(7,034)	(163,892)	11.3
Tootsie Roll Industries, Inc.	(7,313)	(254,931)	17.6
Towne Bank/Portsmouth VA	(17,458)	(441,338)	30.5
TPG, Inc.	(13,248)	(389,889)	26.9
TPI Composites, Inc.	(20,953)	(124,461)	8.6
Traeger, Inc.	(2,810)	(12,533)	0.9
TransMedics Group, Inc.	(631)	(58,797)	4.1
TreeHouse Foods, Inc.	(288)	(14,864)	1.0
TriCo Bancshares	(4,270)	(159,613)	11.0
TriMas Corp.	(2,623)	(67,568)	4.7
Triumph Financial, Inc.	(2,112)	(149,762)	10.3
Triumph Group, Inc.	(8,460)	(107,019)	7.4
Tronox Holdings PLC	(29,777)	(395,736)	27.3
TrueBlue, Inc.	(5,134)	(76,753)	5.3
TrustCo Bank Corp. NY	(1,984)	(60,294)	4.2
TTM Technologies, Inc.	(12,015)	(172,535)	11.9
Ubiquiti, Inc.	(2,688)	(477,523)	33.0
Udemy, Inc.	(4,144)	(48,941)	3.4
UFP Technologies, Inc.	(1,110)	(216,078)	14.9
Ultra Clean Holdings, Inc.	(19,265)	(733,996)	50.7
UniFirst Corp.	(3,208)	(520,658)	35.9
United Bankshares, Inc.	(3,146)	(105,202)	7.3
United Community Banks, Inc.	(3,368)	(97,908)	6.8
United Natural Foods, Inc.	(11,454)	(238,243)	16.4
Uniti Group, Inc.	(6,797)	(37,927)	2.6
Universal Health Realty, Inc.ome Trust	(7,628)	(364,084)	25.1
Universal Logistics Holdings, Inc.	(1,258)	(39,111)	2.7
Upbound Group, Inc.	(10,433)	(361,295)	24.9
Urban Edge Properties	(989)	(16,823)	1.2
Urstadt Biddle Properties, Inc., Class A	(22,381)	(507,601)	35.0
US Physical Therapy, Inc.	(627)	(72,901)	5.0
VAALCO Energy, Inc.	(5,804)	(25,828)	1.8
Veeco Instruments, Inc.	(509)	(14,333)	1.0
Ventyx Biosciences, Inc.	(438)	(16,228)	1.1

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Veradigm, Inc.	(47,466)	$(641,740)	44.3%
Veris Residential, Inc.	(47,521)	(887,692)	61.3
Veritiv Corp.	(648)	(90,804)	6.3
Vertex Energy, Inc.	(49,593)	(261,355)	18.0
Viad Corp.	(1,568)	(44,233)	3.1
Viavi Solutions, Inc.	(22,493)	(244,499)	16.9
Virtus Investment Partners, Inc.	(137)	(28,185)	1.9
Vishay Intertechnology, Inc.	(38,573)	(1,085,830)	75.0
Vista Outdoor, Inc.	(29,215)	(885,214)	61.1
Vobile Group Ltd.	(156,000)	(54,437)	3.8
VSE Corp.	(4,697)	(252,464)	17.4
Walker & Dunlop, Inc.	(3,530)	(321,159)	22.2
Warrior Met Coal, Inc.	(12,132)	(536,841)	37.1
Washington Federal, Inc.	(14,609)	(453,463)	31.3
WD-40 Co.	(1,431)	(328,415)	22.7
Westamerica BanCorp	(4,376)	(215,255)	14.9
White Mountains Insurance Group Ltd.	(162)	(250,617)	17.3
WideOpenWest, Inc.	(8,952)	(73,764)	5.1
Winnebago Industries, Inc.	(192)	(13,210)	0.9
WSFS Financial Corp.	(389)	(17,019)	1.2
WW International, Inc.	(34,823)	(405,688)	28.0
Xenia Hotels & Resorts, Inc.	(29,665)	(376,746)	26.0
Xometry, Inc.	(19,095)	(396,412)	27.4
XPEL, Inc.	(2,007)	(163,029)	11.3
Xperi, Inc.	(8,691)	(114,026)	7.9
Xponential Fitness, Inc., Class A	(4,256)	(89,887)	6.2
Yelp, Inc., Class A	(3,400)	(153,170)	10.6
York Water Co.	(6,362)	(262,941)	18.2

		(127,537,631)

Warrants

Canada
Logan Energy Corp., (Issued 06/30/23, Expires 08/21/23, Strike Price CAD 0.35)	(60,216)	(34,761)	2.4

Total Reference Entity — Short		(281,811,604)

Net Value of Reference Entity — Bank of America N.A.		$(1,448,657)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination 02/10/2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	8,885	$73,701	(5.0)%
Aristocrat Leisure Ltd.	41,841	1,118,842	(75.4)
Bank of Queensland Ltd.	84,693	349,336	(23.6)
Beach Energy Ltd.	43,526	48,144	(3.3)
Charter Hall Group	64,472	504,723	(34.0)
Cochlear Ltd.	1,206	195,357	(13.2)
Commonwealth Bank of Australia	689	49,365	(3.3)
Flight Centre Travel Group Ltd.	1,661	26,084	(1.8)
Goodman Group	1,563	21,913	(1.5)
GPT Group	136,415	404,853	(27.3)

Security	Shares	Value	% of Basket Value

Australia (continued)
Macquarie Group Ltd.	1,594	$190,474	(12.8)%
Mirvac Group	24,023	38,463	(2.6)
Qantas Airways Ltd.	18,148	80,833	(5.5)
Steadfast Group Ltd.	8,437	33,620	(2.3)
Transurban Group	9,670	94,001	(6.3)
Treasury Wine Estates Ltd.	2,605	19,881	(1.3)
Vicinity Ltd.	81,826	110,426	(7.4)
WiseTech Global Ltd.	7,363	431,450	(29.1)

		3,791,466

Austria
BAWAG Group AG	1,430	70,070	(4.7)

Belgium
D’ieteren Group	140	24,512	(1.6)
Elia Group SA/NV	1,346	169,248	(11.4)
Sofina SA	5,030	1,218,866	(82.2)
Solvay SA	6,413	785,697	(53.0)
Warehouses De Pauw CVA	7,282	217,537	(14.7)

		2,415,860

Bermuda
Seadrill Ltd.	1,166	57,029	(3.9)

Brazil
MercadoLibre, Inc.	352	435,794	(29.4)

Canada
Birchcliff Energy Ltd.	1,129	6,744	(0.5)
Bombardier, Inc., Class B	7,748	387,667	(26.1)
Brookfield Corp., Class A	7,640	266,902	(18.0)
Canada Goose Holdings, Inc.	32,476	592,362	(39.9)
Canadian National Railway Co.	2,750	333,759	(22.5)
Canadian Natural Resources Ltd.	5,857	356,570	(24.0)
Capital Power Corp.	2,319	72,290	(4.9)
Descartes Systems Group, Inc.	1,378	107,613	(7.3)
Element Fleet Management Corp.	29,165	471,010	(31.8)
Emera, Inc.	18,323	743,015	(50.1)
Enbridge, Inc.	5,626	206,071	(13.9)
Enerplus Corp.	5,004	83,626	(5.6)
First Majestic Silver Corp.	46,415	310,124	(20.9)
FirstService Corp.	1,062	166,261	(11.2)
GFL Environmental, Inc.	3,352	114,619	(7.7)
Gibson Energy, Inc.	7,299	118,406	(8.0)
Gildan Activewear, Inc.	1,843	57,246	(3.9)
Kinaxis, Inc.	161	21,889	(1.5)
Lithium Americas Corp.	9,943	200,975	(13.6)
Magna International, Inc.	1,846	118,863	(8.0)
MEG Energy Corp.	3,290	58,583	(3.9)
NuVista Energy Ltd.	29,065	250,965	(16.9)
RioCan REIT	5,440	82,684	(5.6)
TC Energy Corp.	8,575	306,274	(20.7)
TFI International, Inc.	222	28,485	(1.9)
TransAlta Corp.	10,641	108,497	(7.3)
West Fraser Timber Co. Ltd.	383	32,256	(2.2)

		5,603,756

China
SITC International Holdings Co. Ltd.	64,000	140,000	(9.4)

Comoros
Golar LNG Ltd.	3,045	73,445	(5.0)

23

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark
ISS A/S	5,417	$109,624	(7.4)%
Jyske Bank A/S	1,566	119,858	(8.1)
Pandora A/S	275	27,577	(1.8)

		257,059

Finland
Outokumpu OYJ	44,602	235,882	(15.9)

France
Accor SA	782	30,163	(2.0)
Air France-KLM	85,321	150,537	(10.2)
AXA SA	42,285	1,326,307	(89.4)
BNP Paribas SA	2,508	166,273	(11.2)
Carrefour SA	61,412	1,244,629	(83.9)
Cie de Saint-Gobain	1,080	74,582	(5.0)
Credit Agricole SA	13,791	174,680	(11.8)
Danone SA	1,005	61,937	(4.2)
Dassault Aviation SA	1,054	209,016	(14.1)
Engie SA	130,569	2,166,218	(146.1)
Forvia	1,090	27,571	(1.9)
Gaztransport Et Technigaz SA	1,691	210,182	(14.2)
Hermes International	720	1,625,965	(109.6)
Remy Cointreau SA	206	35,764	(2.4)
Renault SA	5,966	265,047	(17.9)
Rexel SA	11,148	272,015	(18.3)
Safran SA	1,574	266,050	(17.9)
Societe Generale SA	14,757	402,804	(27.2)
Teleperformance	3,918	577,902	(39.0)
Valeo	20,015	459,240	(31.0)
Vallourec SA	15,488	206,224	(13.9)
Veolia Environnement SA	55,112	1,833,863	(123.7)
Wendel SE	6,366	642,872	(43.3)

		12,429,841

Germany
Allianz SE	8,340	2,034,138	(137.2)
Beiersdorf AG	1,388	183,745	(12.4)
Carl Zeiss Meditec AG	96	11,351	(0.8)
Commerzbank AG	44,633	542,285	(36.6)
Covestro AG	14,647	803,257	(54.2)
Deutsche Bank AG	8,983	101,765	(6.9)
Deutsche Lufthansa AG	8,134	81,842	(5.5)
GEA Group AG	484	20,960	(1.4)
Heidelberg Materials AG	873	71,368	(4.8)
HUGO BOSS AG	2,363	193,525	(13.0)
Infineon Technologies AG	34,428	1,534,525	(103.5)
KION Group AG	2,720	116,236	(7.8)
Mercedes-Benz Group AG	1,782	145,514	(9.8)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	287	110,030	(7.4)
Nemetschek SE	4,704	349,066	(23.5)
RWE AG	2,853	122,759	(8.3)
Siemens AG	4,352	756,594	(51.0)
Siemens Energy AG	19,569	338,134	(22.8)
SMA Solar Technology AG	266	25,857	(1.7)
TeamViewer SE	1,597	27,724	(1.9)
thyssenkrupp AG	61,000	495,446	(33.4)
Volkswagen AG	3,553	581,024	(39.2)
Zalando SE	2,212	77,509	(5.2)

		8,724,654

Hong Kong
Futu Holdings Ltd., ADR	4,632	278,846	(18.8)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Hang Lung Properties Ltd.	101,000	$157,337	(10.6)%
Hongkong Land Holdings Ltd.	17,900	63,790	(4.3)
Link REIT	9,800	54,976	(3.7)
New World Development Co. Ltd.	20,000	49,362	(3.3)
Swire Pacific Ltd., Class A	46,500	387,952	(26.2)
Swire Properties Ltd.	115,000	288,005	(19.4)

		1,280,268

Ireland
AerCap Holdings NV	398	25,397	(1.7)
AIB Group PLC	14,844	70,285	(4.7)
CRH PLC	12,482	750,244	(50.6)
Kerry Group PLC	3,327	333,562	(22.5)
Ryanair Holdings PLC	4,923	85,596	(5.8)

		1,265,084

Israel
Nova Ltd.	6,633	822,094	(55.4)
Wix.com Ltd.	4,146	391,051	(26.4)
ZIM Integrated Shipping Services Ltd.	2,460	37,244	(2.5)

		1,250,389

Italy
Banco BPM SpA	8,493	43,391	(2.9)
Ferrari NV	474	155,385	(10.5)
FinecoBank Banca Fineco SpA	9,593	152,149	(10.3)
Snam SpA	38,763	208,270	(14.0)
UniCredit SpA	6,352	162,760	(11.0)

		721,955

Japan
Aeon Co. Ltd.	3,700	81,926	(5.5)
Ajinomoto Co., Inc.	600	23,813	(1.6)
Amada Co. Ltd.	15,600	156,342	(10.5)
ANA Holdings, Inc.	8,600	207,596	(14.0)
Asahi Kasei Corp.	5,800	40,264	(2.7)
Astellas Pharma, Inc.	37,300	558,076	(37.6)
Brother Industries Ltd.	4,900	78,154	(5.3)
CyberAgent, Inc.	125,400	814,708	(54.9)
Daiichi Sankyo Co. Ltd.	4,400	137,957	(9.3)
DMG Mori Co. Ltd.	2,900	49,686	(3.4)
Fuji Electric Co. Ltd.	7,300	337,437	(22.8)
FUJIFILM Holdings Corp.	8,000	475,603	(32.1)
Fujitsu Ltd.	700	92,817	(6.3)
Hitachi Ltd.	9,300	621,040	(41.9)
Hulic Co. Ltd.	65,700	565,918	(38.2)
IHI Corp.	200	5,040	(0.3)
J Front Retailing Co. Ltd.	29,700	295,794	(19.9)
Japan Post Holdings Co. Ltd.	47,100	349,744	(23.6)
Kakaku.com, Inc.	52,800	807,260	(54.4)
Kao Corp.	7,400	287,608	(19.4)
Kawasaki Kisen Kaisha Ltd.	300	9,247	(0.6)
Kirin Holdings Co. Ltd.	52,600	791,100	(53.3)
Komatsu Ltd.	9,600	271,841	(18.3)
Konica Minolta, Inc.	111,900	424,171	(28.6)
Kubota Corp.	51,700	796,114	(53.7)
Kuraray Co. Ltd.	27,600	282,965	(19.1)
Kurita Water Industries Ltd.	500	20,391	(1.4)
Kyowa Kirin Co. Ltd.	13,500	263,871	(17.8)
Lasertec Corp.	1,900	288,413	(19.5)
Lawson, Inc.	7,300	370,331	(25.0)
MEIJI Holdings Co. Ltd.	900	21,101	(1.4)
MISUMI Group, Inc.	3,000	56,277	(3.8)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Corp.	800	$41,323	(2.8)%
Mitsubishi Chemical Group Corp.	29,800	182,391	(12.3)
Mitsubishi Estate Co. Ltd.	7,700	95,994	(6.5)
Mitsubishi UFJ Financial Group, Inc.	36,800	297,766	(20.1)
Mitsui Fudosan Co. Ltd.	50,700	1,060,274	(71.5)
MS&AD Insurance Group Holdings, Inc.	24,300	907,892	(61.2)
Nabtesco Corp.	3,000	65,183	(4.4)
Nexon Co. Ltd.	10,400	203,286	(13.7)
Nikon Corp.	30,200	408,168	(27.5)
NIPPON EXPRESS HOLDINGS, Inc.	5,400	323,083	(21.8)
Nippon Shinyaku Co. Ltd.	5,800	239,114	(16.1)
Nippon Steel Corp.	2,000	45,865	(3.1)
Nippon Telegraph & Telephone Corp.	241,200	280,237	(18.9)
Nippon Yusen KK	3,900	96,673	(6.5)
Nissan Motor Co. Ltd.	80,900	363,689	(24.5)
Nissin Foods Holdings Co. Ltd.	1,800	155,215	(10.5)
NSK Ltd.	57,500	380,661	(25.7)
Obic Co. Ltd.	3,100	519,388	(35.0)
Olympus Corp.	15,500	258,736	(17.4)
Omron Corp.	3,900	214,926	(14.5)
Ono Pharmaceutical Co. Ltd.	8,900	165,164	(11.1)
Open House Group Co. Ltd.	700	27,237	(1.8)
Oracle Corp. Japan	6,500	466,926	(31.5)
ORIX Corp.	29,200	561,706	(37.9)
Otsuka Holdings Co. Ltd.	16,700	626,972	(42.3)
Persol Holdings Co. Ltd.	1,300	25,800	(1.7)
Rakuten Group, Inc.	76,700	307,223	(20.7)
Resona Holdings, Inc.	9,100	50,191	(3.4)
Ricoh Co. Ltd.	32,500	295,778	(19.9)
Sega Sammy Holdings, Inc.	16,100	358,078	(24.1)
Seiko Epson Corp.	26,500	445,122	(30.0)
Sekisui House Ltd.	76,700	1,599,044	(107.8)
Seven & i Holdings Co. Ltd.	600	25,097	(1.7)
Shimadzu Corp.	600	18,401	(1.2)
Shionogi & Co. Ltd.	11,400	484,722	(32.7)
Socionext, Inc.	1,600	193,388	(13.0)
Sojitz Corp.	900	21,542	(1.5)
Sompo Holdings, Inc.	4,700	207,790	(14.0)
Sumitomo Chemical Co. Ltd.	42,600	134,449	(9.1)
Sumitomo Mitsui Financial Group, Inc.	16,700	782,423	(52.8)
Sumitomo Realty & Development Co. Ltd.	2,400	65,256	(4.4)
Suntory Beverage & Food Ltd.	2,800	100,403	(6.8)
T&D Holdings, Inc.	1,900	30,892	(2.1)
Takashimaya Co. Ltd.	1,400	20,517	(1.4)
TDK Corp.	700	26,908	(1.8)
TIS, Inc.	1,500	38,944	(2.6)
Tokio Marine Holdings, Inc.	1,100	25,502	(1.7)
Tokyo Electron Ltd.	3,700	568,032	(38.3)
Tokyo Ohka Kogyo Co. Ltd.	5,600	361,944	(24.4)
Tokyo Tatemono Co. Ltd.	18,000	242,810	(16.4)
Toyota Industries Corp.	1,600	118,349	(8.0)
Toyota Motor Corp.	103,100	1,749,900	(118.0)
Tsuruha Holdings, Inc.	900	69,617	(4.7)
Yamaha Corp.	3,100	122,881	(8.3)

		26,061,477

Luxembourg
ArcelorMittal SA	11,414	337,143	(22.7)

Security	Shares	Value	% of Basket Value

Macau
Galaxy Entertainment Group Ltd.	37,000	$269,560	(18.2)%
Sands China Ltd.	33,200	127,655	(8.6)
Wynn Macau Ltd.	2,000	2,088	(0.1)

		399,303

Netherlands
ABN AMRO Bank NV, CVA	12,603	215,422	(14.5)
ASR Nederland NV	1,970	89,299	(6.0)
ING Groep NV	23,502	348,903	(23.5)
Koninklijke DSM NV	1,376	141,350	(9.5)
Koninklijke Vopak NV	7,947	306,189	(20.7)
NN Group NV	9,487	365,770	(24.7)
Redcare Pharmacy NV	186	22,041	(1.5)
Wolters Kluwer NV	5,014	643,692	(43.4)

		2,132,666

New Zealand
a2 Milk Co. Ltd.	3,116	10,877	(0.8)
Xero Ltd.	2,336	194,754	(13.1)

		205,631

Norway
Aker BP ASA	25,400	716,940	(48.3)
Equinor ASA	2,227	68,607	(4.6)
Gjensidige Forsikring ASA	4,108	65,472	(4.4)
Kongsberg Gruppen ASA	728	31,903	(2.2)
Var Energi ASA	6,753	20,821	(1.4)

		903,743

Puerto Rico
Popular, Inc.	1,501	108,898	(7.3)

Singapore
Mapletree Pan Asia Commercial Trust	149,500	186,883	(12.6)
Sea Ltd., ADR	560	37,251	(2.5)
Singapore Airlines Ltd.	88,300	503,354	(34.0)

		727,488

Spain
Banco Bilbao Vizcaya Argentaria SA	20,265	164,188	(11.1)
Banco de Sabadell SA	824,127	1,037,466	(70.0)
Banco Santander SA	106,065	432,482	(29.2)
Bankinter SA	41,012	269,178	(18.1)
CaixaBank SA	42,962	177,080	(11.9)
EDP Renovaveis SA	3,372	65,908	(4.4)
Grifols SA	1,383	20,740	(1.4)
Repsol SA	2,016	31,058	(2.1)
Solaria Energia y Medio Ambiente SA	1,010	15,997	(1.1)

		2,214,097

Sweden
Atlas Copco AB, B Shares	24,694	314,293	(21.2)
Castellum AB	3,927	45,861	(3.1)
Electrolux AB	3,422	42,266	(2.9)
Elekta AB, B Shares	24,132	200,883	(13.5)
Fastighets AB Balder, Class B	9,128	43,652	(2.9)
Getinge AB, B Shares	6,059	116,128	(7.8)
Indutrade AB	4,933	106,423	(7.2)
Volvo Car AB	20,557	103,709	(7.0)

		973,215

Switzerland
ABB Ltd., Registered Shares	23,107	931,591	(62.8)

25

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Belimo Holding AG, Registered Shares	978	$535,076	(36.1)%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	8	99,495	(6.7)
Cie Financiere Richemont SA, Registered Shares	2,038	331,572	(22.3)
Dufry AG, Registered Shares	4,213	220,537	(14.9)
Flughafen Zurich AG	1,435	307,921	(20.8)
Georg Fischer AG, Registered Shares	1,965	136,330	(9.2)
Givaudan SA, Registered Shares	103	352,566	(23.8)
Kuehne + Nagel International AG	287	90,356	(6.1)
Logitech International SA	3,767	268,476	(18.1)
Novartis AG	14,525	1,542,594	(104.0)
Swiss Prime Site AG, Registered Shares	1,433	140,612	(9.5)
Temenos AG, Registered Shares	2,077	180,835	(12.2)

		5,137,961

United Kingdom
Auto Trader Group PLC	50,602	426,352	(28.8)
B&M European Value Retail SA	4,960	35,523	(2.4)
Barclays PLC	249,901	500,917	(33.8)
BP PLC	28,408	177,793	(12.0)
British American Tobacco PLC	41,727	1,408,543	(95.0)
British Land Co. PLC	108,468	479,122	(32.3)
Britvic PLC	1,874	20,910	(1.4)
Burberry Group PLC	617	17,755	(1.2)
Compass Group PLC	29,674	774,535	(52.2)
ConvaTec Group PLC	4,695	12,817	(0.9)
Diploma PLC	6,041	254,180	(17.1)
Drax Group PLC	39,953	310,676	(21.0)
easyJet PLC	121,208	717,547	(48.4)
Games Workshop Group PLC	158	23,825	(1.6)
IMI PLC	10,746	225,736	(15.2)
International Consolidated Airlines Group SA	133,978	295,300	(19.9)
ITV PLC	557,549	526,403	(35.5)
J Sainsbury PLC	163,658	593,249	(40.0)
Kingfisher PLC	14,973	48,067	(3.2)
Land Securities Group PLC	15,267	129,001	(8.7)
Liberty Global PLC, Class A	475	8,821	(0.6)
Lloyds Banking Group PLC	1,003,542	581,693	(39.2)
Marks & Spencer Group PLC	13,609	36,620	(2.5)
Moneysupermarket.com Group PLC	2	7	(0.0)
NatWest Group PLC	112,876	360,109	(24.3)
Next PLC	661	59,893	(4.0)
Pennon Group PLC	21,244	195,491	(13.2)
Phoenix Group Holdings PLC	12,246	88,058	(5.9)
Rightmove PLC	53,470	397,783	(26.8)
RS GROUP PLC	14,722	148,938	(10.1)
Smiths Group PLC	80,226	1,770,352	(119.4)
Spectris PLC	3,544	160,631	(10.8)
SSE PLC	8,150	176,803	(11.9)
Tate & Lyle PLC	7,566	73,357	(5.0)
Tesco PLC	68,817	231,481	(15.6)
Tritax Big Box REIT PLC	133,552	240,832	(16.2)
UNITE Group PLC	4,411	55,973	(3.8)
United Utilities Group PLC	45,224	590,454	(39.8)
Vodafone Group PLC	537,279	519,107	(35.0)

		12,674,654

United States
3M Co.	2,287	255,001	(17.2)
A O Smith Corp.	3,513	255,149	(17.2)
Adient PLC	510	21,706	(1.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Adobe, Inc.	2,920	$1,594,816	(107.5)%
Advanced Drainage Systems, Inc.	1,897	231,415	(15.6)
AECOM	577	50,199	(3.4)
AES Corp.	1,646	35,603	(2.4)
Affiliated Managers Group, Inc.	869	120,478	(8.1)
Agilent Technologies, Inc.	15,606	1,900,343	(128.1)
Akamai Technologies, Inc.	16,114	1,522,773	(102.7)
Alaska Air Group, Inc.	17,184	835,658	(56.3)
Alcoa Corp.	10,933	395,665	(26.7)
Alkermes PLC	4,794	140,368	(9.5)
Allison Transmission Holdings, Inc.	1,051	61,683	(4.2)
Allstate Corp.	4,832	544,470	(36.7)
Ally Financial, Inc.	3,878	118,434	(8.0)
Alphabet, Inc., Class A	19,252	2,555,125	(172.3)
Amazon.com, Inc.	13,001	1,737,974	(117.2)
Amdocs Ltd.	952	89,145	(6.0)
Ameren Corp.	7,142	611,855	(41.3)
American Airlines Group, Inc.	84,398	1,413,666	(95.3)
American Financial Group, Inc.	5,438	661,315	(44.6)
American Homes 4 Rent, Class A	2,289	85,792	(5.8)
American International Group, Inc.	3,417	205,977	(13.9)
American Tower Corp.	1,878	357,402	(24.1)
AMETEK, Inc.	12,666	2,008,828	(135.5)
Amgen, Inc.	2,280	533,862	(36.0)
AMN Healthcare Services, Inc.	753	80,684	(5.4)
ANSYS, Inc.	156	53,368	(3.6)
Applied Materials, Inc.	4,250	644,258	(43.4)
AptarGroup, Inc.	373	45,305	(3.1)
Archer-Daniels-Midland Co.	244	20,730	(1.4)
Arrow Electronics, Inc.	3,673	523,549	(35.3)
Asbury Automotive Group, Inc.	272	61,363	(4.1)
Ashland, Inc.	7,690	702,558	(47.4)
Atkore, Inc.	340	53,948	(3.6)
AutoNation, Inc.	2,255	363,010	(24.5)
Avis Budget Group, Inc.	216	47,583	(3.2)
Beacon Roofing Supply, Inc.	898	76,932	(5.2)
Best Buy Co., Inc.	3,533	293,416	(19.8)
BioMarin Pharmaceutical, Inc.	1,626	142,974	(9.6)
Blackline, Inc.	514	29,853	(2.0)
Block, Inc.	38,117	3,069,562	(207.0)
Box, Inc., Class A	42,027	1,313,344	(88.6)
Boyd Gaming Corp.	2,502	170,937	(11.5)
Brighthouse Financial, Inc.	9,450	492,629	(33.2)
Bristol-Myers Squibb Co.	26,981	1,677,948	(113.1)
BRP, Inc.	2,543	234,113	(15.8)
Builders FirstSource, Inc.	2,562	370,030	(25.0)
Burlington Stores, Inc.	225	39,965	(2.7)
Cable One, Inc.	29	20,994	(1.4)
CACI International, Inc., Class A	477	167,160	(11.3)
Cadence Design Systems, Inc.	2,128	497,973	(33.6)
Caesars Entertainment, Inc.	13,736	810,699	(54.7)
Camden Property Trust	1,823	198,871	(13.4)
Capital One Financial Corp.	764	89,403	(6.0)
Carlisle Cos., Inc.	405	112,266	(7.6)
Carnival Corp.	4,408	83,047	(5.6)
Casey’s General Stores, Inc.	105	26,529	(1.8)
Chemed Corp.	2,531	1,318,879	(88.9)
Cheniere Energy, Inc.	183	29,620	(2.0)
Chevron Corp.	2,328	381,000	(25.7)
Chewy, Inc., Class A	8,111	274,963	(18.5)
Chubb Ltd.	177	36,181	(2.4)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Church & Dwight Co., Inc.	3,508	$335,610	(22.6)%
Ciena Corp.	4,982	210,240	(14.2)
Cintas Corp.	1,408	706,872	(47.7)
Cirrus Logic, Inc.	287	23,190	(1.6)
Citigroup, Inc.	12,444	593,081	(40.0)
Citizens Financial Group, Inc.	14,831	478,448	(32.3)
Clean Harbors, Inc.	1,782	296,275	(20.0)
Cleveland-Cliffs, Inc.	40,659	717,631	(48.4)
Clorox Co.	1,160	175,717	(11.8)
Coca-Cola Co.	20,721	1,283,252	(86.5)
Cognex Corp.	381	20,810	(1.4)
Colgate-Palmolive Co.	37,697	2,874,773	(193.8)
Comerica, Inc.	21,731	1,172,605	(79.1)
ConocoPhillips	11,701	1,377,442	(92.9)
Copart, Inc.	3,195	282,406	(19.0)
Costco Wholesale Corp.	918	514,695	(34.7)
Credit Acceptance Corp.	1,671	930,079	(62.7)
Crocs, Inc.	748	81,046	(5.5)
Crowdstrike Holdings, Inc., Class A	4,298	694,815	(46.9)
CSX Corp.	17,726	590,630	(39.8)
CubeSmart	4,608	199,803	(13.5)
Cummins, Inc.	1,267	330,434	(22.3)
Curtiss-Wright Corp.	2,341	447,974	(30.2)
Darling Ingredients, Inc.	2,078	143,902	(9.7)
Deere & Co.	863	370,745	(25.0)
Dell Technologies, Inc.	11,223	593,921	(40.0)
Delta Air Lines, Inc.	4,510	208,633	(14.1)
Devon Energy Corp.	12,133	655,182	(44.2)
Dick’s Sporting Goods, Inc.	1,653	233,073	(15.7)
DISH Network Corp., Class A	21,702	172,097	(11.6)
DocuSign, Inc., Class A	17,096	920,107	(62.0)
Dolby Laboratories, Inc., Class A	540	47,849	(3.2)
Domino’s Pizza, Inc.	750	297,555	(20.1)
DR Horton, Inc.	3,041	386,268	(26.0)
Dropbox, Inc.	27,569	742,985	(50.1)
DTE Energy Co.	1,211	138,417	(9.3)
DuPont de Nemours, Inc.	7,453	578,576	(39.0)
DXC Technology Co.	1,286	35,558	(2.4)
Dynatrace, Inc.	476	26,032	(1.8)
Eastman Chemical Co.	1,206	103,209	(7.0)
eBay, Inc.	22,442	998,893	(67.4)
Edwards Lifesciences Corp.	509	41,774	(2.8)
Elastic NV	722	47,977	(3.2)
EMCOR Group, Inc.	2,277	489,646	(33.0)
Ensign Group, Inc.	350	33,905	(2.3)
EOG Resources, Inc.	7,023	930,758	(62.8)
Equity LifeStyle Properties, Inc.	338	24,059	(1.6)
Equity Residential	8,733	575,854	(38.8)
Etsy, Inc.	4,499	457,323	(30.8)
Evercore, Inc., Class A	760	102,646	(6.9)
Exact Sciences Corp.	3,834	373,968	(25.2)
Experian PLC	14,674	576,781	(38.9)
Extra Space Storage, Inc.	1,778	248,155	(16.7)
Fair Isaac Corp.	398	333,512	(22.5)
FedEx Corp.	4,145	1,118,943	(75.5)
First American Financial Corp.	2,973	188,429	(12.7)
Fiserv, Inc.	5,405	682,165	(46.0)
Flex Ltd.	38,639	1,057,163	(71.3)
Flowserve Corp.	3,214	121,361	(8.2)
Fluor Corp.	9,798	303,542	(20.5)
Fox Corp., Class A	7,126	238,365	(16.1)
Franklin Resources, Inc.	5,914	172,925	(11.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Gap, Inc.	11,006	$113,362	(7.6)%
Garmin Ltd.	6,266	663,507	(44.7)
Gartner, Inc.	79	27,934	(1.9)
Generac Holdings, Inc.	1,057	162,461	(11.0)
General Motors Co.	30,395	1,166,256	(78.6)
Global Payments, Inc.	10,748	1,184,967	(79.9)
Globus Medical, Inc.	2,291	138,079	(9.3)
GoDaddy, Inc., Class A	10,445	805,205	(54.3)
Goodyear Tire & Rubber Co.	1,951	31,372	(2.1)
Graco, Inc.	8,782	696,676	(47.0)
GSK PLC	47,204	842,261	(56.8)
Guidewire Software, Inc.	2,470	209,505	(14.1)
H&R Block, Inc.	3,816	128,256	(8.6)
Halozyme Therapeutics, Inc.	8,718	374,525	(25.3)
Harley-Davidson, Inc.	12,044	465,019	(31.4)
Helmerich & Payne, Inc.	13,099	586,442	(39.5)
Hershey Co.	653	151,045	(10.2)
Hewlett Packard Enterprise Co	33,001	573,557	(38.7)
Hilton Grand Vacations, Inc.	496	23,064	(1.6)
Holcim Ltd.	20,584	1,453,434	(98.0)
Hormel Foods Corp.	2,064	84,376	(5.7)
Humana, Inc.	552	252,170	(17.0)
IDEXX Laboratories, Inc.	1,917	1,063,417	(71.7)
Illinois Tool Works, Inc.	800	210,656	(14.2)
Inari Medical, Inc.	4,396	250,880	(16.9)
Incyte Corp.	1,038	66,141	(4.5)
Independence Realty Trust, Inc.	3,244	55,278	(3.7)
Insperity, Inc.	5,558	653,899	(44.1)
Inspire Medical Systems, Inc.	165	47,489	(3.2)
Intel Corp.	1,184	42,352	(2.9)
Invesco Ltd.	42,925	721,140	(48.6)
Invitation Homes, Inc.	3,524	125,102	(8.4)
Ionis Pharmaceuticals, Inc.	491	20,342	(1.4)
IQVIA Holdings, Inc.	1,156	258,667	(17.4)
Iridium Communications, Inc.	4,681	245,987	(16.6)
Iron Mountain, Inc.	496	30,454	(2.1)
ITT, Inc.	4,112	409,555	(27.6)
J M Smucker Co.	2,610	393,197	(26.5)
Jabil, Inc.	3,260	360,784	(24.3)
Jack Henry & Associates, Inc.	2,703	452,942	(30.5)
Jazz Pharmaceuticals PLC	527	68,731	(4.6)
Johnson & Johnson	4,076	682,852	(46.0)
Jones Lang LaSalle, Inc.	1,132	188,535	(12.7)
KeyCorp	15,823	194,781	(13.1)
Keysight Technologies, Inc.	1,592	256,439	(17.3)
Kimberly-Clark Corp.	7,132	920,741	(62.1)
KLA Corp.	233	119,750	(8.1)
Kroger Co.	41,783	2,032,325	(137.0)
Lamar Advertising Co., Class A	299	29,511	(2.0)
Lamb Weston Holdings, Inc.	606	62,800	(4.2)
Landstar System, Inc.	182	37,053	(2.5)
Lattice Semiconductor Corp.	3,167	288,007	(19.4)
Lear Corp.	435	67,321	(4.5)
Leggett & Platt, Inc.	4,332	126,754	(8.5)
Leidos Holdings, Inc.	4,506	421,446	(28.4)
Lennar Corp., Class A	20,221	2,564,629	(172.9)
Liberty Broadband Corp., Class C	3,267	291,188	(19.6)
Liberty Media Corp.-Liberty Formula One, Class C	2,269	164,729	(11.1)
Liberty Media Corp.-Liberty SiriusXM, Class C	7,141	227,298	(15.3)
Light & Wonder, Inc.	1,466	103,060	(7.0)
Lincoln National Corp.	11,696	327,956	(22.1)

27

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Live Nation Entertainment, Inc.	1,980	$173,745	(11.7)%
Livent Corp.	6,389	157,297	(10.6)
Lockheed Martin Corp.	1,678	749,009	(50.5)
Louisiana Pacific Corp.	2,507	190,858	(12.9)
Lululemon Athletica, Inc.	2,023	765,766	(51.6)
Lululemon Athletica, Inc.	536	28,065	(1.9)
Lyft, Inc.	85,277	1,083,871	(73.1)
LyondellBasell Industries NV, Class A	1,872	185,066	(12.5)
M&T Bank Corp.	394	55,105	(3.7)
Macy’s, Inc.	1,239	20,555	(1.4)
Manhattan Associates, Inc.	5,760	1,097,971	(74.0)
Marathon Oil Corp.	27,127	712,626	(48.1)
Marathon Petroleum Corp.	19,244	2,559,837	(172.6)
MarketAxess Holdings, Inc.	341	91,804	(6.2)
Marriott Vacations Worldwide Corp.	4,028	517,638	(34.9)
Marsh & McLennan Cos, Inc.	1,981	373,260	(25.2)
Martin Marietta Materials, Inc.	711	317,433	(21.4)
Masco Corp.	11,604	704,131	(47.5)
MasTec, Inc.	4,215	496,316	(33.5)
McKesson Corp.	1,492	600,381	(40.5)
Medical Properties Trust, Inc.	11,761	118,668	(8.0)
Meta Platforms, Inc., Class A	2,568	818,165	(55.2)
MetLife, Inc.	42,680	2,687,560	(181.2)
Mettler-Toledo International, Inc.	1,074	1,350,523	(91.1)
MGIC Investment Corp.	26,946	451,076	(30.4)
MGM Resorts International	17,931	910,357	(61.4)
Microchip Technology, Inc.	8,160	766,550	(51.7)
Mid-America Apartment Communities, Inc.	4,525	677,212	(45.7)
Mohawk Industries, Inc.	12,922	1,374,125	(92.7)
Moody’s Corp.	2,029	715,730	(48.3)
MSCI, Inc., Class A	1,053	577,128	(38.9)
Murphy Oil Corp.	3,021	130,719	(8.8)
Murphy USA, Inc.	399	122,505	(8.3)
Nasdaq, Inc.	7,523	379,836	(25.6)
Natera, Inc.	976	44,135	(3.0)
NCR Corp.	8,724	234,501	(15.8)
Nestle SA, Registered Shares	2,095	257,359	(17.4)
NetApp, Inc.	8,732	681,183	(45.9)
Netflix, Inc.	2,638	1,158,003	(78.1)
Neurocrine Biosciences, Inc.	2,274	231,698	(15.6)
New Relic, Inc.	643	53,999	(3.6)
Norfolk Southern Corp.	5,690	1,329,127	(89.6)
Northern Trust Corp.	1,433	114,812	(7.7)
NOV, Inc.	8,186	164,375	(11.1)
NRG Energy, Inc.	491	18,653	(1.3)
Nutanix, Inc.	947	28,599	(1.9)
NVR, Inc.	4	25,226	(1.7)
Occidental Petroleum Corp.	2,052	129,543	(8.7)
Ollie’s Bargain Outlet Holdings, Inc.	1,905	138,836	(9.4)
OneMain Holdings, Inc.	13,128	597,061	(40.3)
ONEOK, Inc.	4,658	312,272	(21.1)
Oshkosh Corp.	5,364	493,863	(33.3)
Otis Worldwide Corp.	3,857	350,833	(23.7)
Ovintiv, Inc.	15,908	734,000	(49.5)
Palo Alto Networks, Inc.	423	105,733	(7.1)
Paramount Global, Class B	10,075	161,502	(10.9)
Paychex, Inc.	4,986	625,593	(42.2)
Paylocity Holding Corp.	97	22,004	(1.5)
PayPal Holdings, Inc.	19,644	1,489,408	(100.4)
Penn Entertainment, Inc.	26,461	695,660	(46.9)
PepsiCo, Inc.	4,681	877,500	(59.2)
Philip Morris International, Inc.	1,543	153,868	(10.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Phillips 66	521	$58,118	(3.9)%
Pinnacle Financial Partners, Inc.	1,925	146,108	(9.9)
Pioneer Natural Resources Co.	2,801	632,102	(42.6)
Planet Fitness, Inc., Class A	3,541	239,159	(16.1)
Post Holdings, Inc.	16,507	1,408,047	(94.9)
Power Integrations, Inc.	6,784	658,998	(44.4)
PPL Corp.	67,903	1,869,370	(126.1)
Primo Water Corp.	11,153	158,021	(10.7)
Procter & Gamble Co.	3,625	566,588	(38.2)
Prudential Financial, Inc.	4,823	465,371	(31.4)
PTC Therapeutics, Inc.	1,172	47,278	(3.2)
Public Service Enterprise Group, Inc.	935	59,017	(4.0)
Public Storage	196	55,223	(3.7)
PulteGroup, Inc.	4,418	372,835	(25.1)
Pure Storage, Inc., Class A	3,553	131,425	(8.9)
PVH Corp.	690	61,852	(4.2)
Qorvo, Inc.	583	64,142	(4.3)
Qualys, Inc.	3,709	514,809	(34.7)
Quanta Services, Inc.	139	28,025	(1.9)
Regency Centers Corp.	2,063	135,188	(9.1)
Regeneron Pharmaceuticals, Inc., Registered Shares	298	221,089	(14.9)
Reinsurance Group of America, Inc.	2,971	416,980	(28.1)
Republic Services, Inc., Class A	11,831	1,787,782	(120.6)
ResMed, Inc.	1,742	387,334	(26.1)
Robert Half, Inc.	6,882	510,300	(34.4)
ROBLOX Corp.	456	17,898	(1.2)
Roche Holding AG	1,007	338,591	(22.8)
Rockwell Automation, Inc.	196	65,913	(4.4)
Roku, Inc.	1,600	154,032	(10.4)
Rollins, Inc.	3,793	154,868	(10.4)
Royal Caribbean Cruises Ltd.	22,227	2,425,188	(163.5)
S&P Global, Inc.	1,300	512,863	(34.6)
SBA Communications Corp., Class A	172	37,659	(2.5)
Schneider Electric SE	836	152,278	(10.3)
Scotts Miracle Gro Co.	11,690	818,768	(55.2)
Seagate Technology Holdings PLC	1,473	93,536	(6.3)
SEI Investments Co.	6,052	381,215	(25.7)
Service Corp. International	937	62,451	(4.2)
Sherwin-Williams Co.	459	126,914	(8.6)
Signify NV	205	6,578	(0.4)
Silicon Laboratories, Inc.	280	41,759	(2.8)
Simon Property Group, Inc.	1,395	173,817	(11.7)
Skyline Champion Corp.	300	20,898	(1.4)
Smartsheet, Inc., Class A	1,926	85,514	(5.8)
Snap, Inc.	17,109	194,358	(13.1)
Snap-on, Inc.	3,109	847,016	(57.1)
Southwest Airlines Co.	14,659	500,751	(33.8)
Spirit Realty Capital, Inc.	838	33,797	(2.3)
Splunk, Inc.	13,049	1,413,598	(95.3)
Spotify Technology SA	4,574	683,401	(46.1)
Steel Dynamics, Inc.	2,269	241,830	(16.3)
Stryker Corp.	2,638	747,636	(50.4)
Sunrun, Inc.	2,956	56,105	(3.8)
Swiss Re AG	2,443	259,152	(17.5)
Synaptics, Inc.	409	36,937	(2.5)
Synchrony Financial	13,452	464,632	(31.3)
Synopsys, Inc.	2,687	1,213,987	(81.9)
T Rowe Price Group, Inc.	3,374	415,879	(28.0)
Tapestry, Inc.	2,024	87,336	(5.9)
Target Corp.	6,719	916,942	(61.8)
TD SYNNEX Corp.	3,787	373,815	(25.2)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
TE Connectivity Ltd.	1,399	$200,743	(13.5)%
Teledyne Technologies, Inc.	415	159,580	(10.8)
Tempur Sealy International, Inc.	1,362	60,786	(4.1)
Tenet Healthcare Corp.	280	20,924	(1.4)
Teradata Corp.	12,342	701,643	(47.3)
Teradyne, Inc.	22,530	2,544,538	(171.6)
Texas Pacific Land Corp.	270	406,701	(27.4)
Textron, Inc.	14,205	1,104,723	(74.5)
Timken Co.	793	73,638	(5.0)
TJX Cos, Inc.	812	70,262	(4.7)
T-Mobile US, Inc.	24,322	3,350,842	(225.9)
Toll Brothers, Inc.	8,853	711,161	(48.0)
Trane Technologies PLC	3,577	713,397	(48.1)
Transocean Ltd.	124,909	1,099,199	(74.1)
Travel + Leisure Co.	10,354	421,718	(28.4)
Travelers Cos, Inc.	1,585	273,587	(18.4)
Trex Co., Inc.	2,407	166,420	(11.2)
Trimble, Inc.	16,416	883,181	(59.6)
Twilio, Inc., Class A	4,819	318,199	(21.5)
Tyson Foods, Inc., Class A	6,953	387,421	(26.1)
Uber Technologies, Inc.	5,377	265,946	(17.9)
UDR, Inc.	5,662	231,463	(15.6)
UFP Industries, Inc.	2,630	270,259	(18.2)
UGI Corp.	2,964	79,998	(5.4)
Ulta Beauty, Inc.	1,559	693,443	(46.8)
United Airlines Holdings, Inc.	2,854	155,001	(10.5)
United States Steel Corp.	23,394	596,547	(40.2)
United Therapeutics Corp.	262	63,593	(4.3)
Unity Software, Inc.	19,906	912,491	(61.5)
Upstart Holdings, Inc.	13,974	959,874	(64.7)
US Bancorp	4,930	195,622	(13.2)
Valero Energy Corp.	13,922	1,794,685	(121.0)
Veeva Systems, Inc., Class A	7,855	1,604,148	(108.2)
Ventas, Inc.	3,846	186,608	(12.6)
VeriSign, Inc.	1,262	266,219	(18.0)
Vertex Pharmaceuticals, Inc.	430	151,506	(10.2)
VF Corp.	2,602	51,546	(3.5)
Visteon Corp.	1,300	200,317	(13.5)
Vistra Corp.	795	22,308	(1.5)
Vulcan Materials Co.	6,591	1,453,315	(98.0)
W R Berkley Corp.	3,457	213,262	(14.4)
Walmart, Inc.	18,666	2,983,947	(201.2)
Warner Bros Discovery, Inc.	1,501	19,618	(1.3)
Waste Management, Inc.	1,560	255,512	(17.2)
Watsco, Inc.	1,144	432,649	(29.2)
Wayfair, Inc., Class A	887	69,071	(4.7)
WEC Energy Group, Inc.	442	39,718	(2.7)
Western Alliance Bancorp	5,719	297,102	(20.0)
Western Digital Corp.	4,235	180,242	(12.2)
Westinghouse Air Brake Technologies Corp.	2,184	258,673	(17.4)
Westlake Corp.	6,449	886,738	(59.8)
WeWork, Inc., Class A	51	11	(0.0)
WEX, Inc.	6,814	1,290,231	(87.0)
Weyerhaeuser Co.	3,790	129,087	(8.7)
Williams Cos, Inc.	2,265	78,029	(5.3)
Williams-Sonoma, Inc.	1,112	154,168	(10.4)
WillScot Mobile Mini Holdings Corp.	3,466	166,195	(11.2)
Workday, Inc., Class A	1,802	427,308	(28.8)
Workiva, Inc., Class A	124	13,056	(0.9)
WW Grainger, Inc.	650	480,019	(32.4)
Zillow Group, Inc., Class C	19,719	1,067,981	(72.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Zimmer Biomet Holdings, Inc.	3,457	$477,585	(32.2)%
Zions Bancorp NA	12,159	465,082	(31.4)
Zoetis, Inc.	1,077	202,573	(13.7)
Zoom Video Communications, Inc., Class A	1,358	99,609	(6.7)

		179,582,413

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,145	131,426	(8.9)
Porsche Automobil Holding SE	2,691	158,745	(10.7)
Volkswagen AG	4,102	555,206	(37.4)

		845,377

Warrants

Australia
Magellan Financial Group Ltd.,
(Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	679	93	(0.0)

Total Reference Entity — Long		271,056,711

Reference Entity — Short

Common Stocks

Australia
Allkem Ltd.	(2,171)	(21,897)	1.5
Endeavour Group Ltd.	(9,273)	(38,394)	2.6
Glencore PLC	(43,109)	(266,669)	18.0
Liontown Resources Ltd.	(10,880)	(19,972)	1.3
Newcrest Mining Ltd.	(5,530)	(98,971)	6.7
NEXTDC Ltd.	(16,812)	(144,428)	9.7
Rio Tinto PLC	(1,761)	(117,438)	7.9

		(707,769)

Austria
Mondi PLC	(21,721)	(387,386)	26.1

Belgium
Anheuser-Busch InBev SA/NV	(22,920)	(1,333,550)	89.9
Groupe Bruxelles Lambert NV	(8,905)	(724,441)	48.9
UCB SA	(3,794)	(343,110)	23.1

		(2,401,101)

Brazil
Yara International ASA	(3,516)	(143,365)	9.7

Canada
ARC Resources Ltd.	(2,236)	(33,766)	2.3
Blackberry Ltd.	(23,797)	(121,048)	8.2
Canadian Apartment Properties REIT	(21,966)	(856,053)	57.7
Canadian Solar, Inc.	(2,614)	(94,522)	6.4
Canadian Tire Corp. Ltd., Class A	(126)	(17,323)	1.2
CCL Industries, Inc., Class B	(17,244)	(826,478)	55.7
Fairfax Financial Holdings Ltd.	(54)	(42,924)	2.9
Great-West Lifeco, Inc.	(34,995)	(1,053,870)	71.1
iA Financial Corp., Inc.	(10,148)	(702,816)	47.4
IGM Financial, Inc.	(8,049)	(250,717)	16.9
Intact Financial Corp.	(13,776)	(2,034,242)	137.2
National Bank of Canada	(49,732)	(3,892,568)	262.5
Onex Corp.	(288)	(17,709)	1.2
Paramount Resources Ltd., Class A	(5,853)	(138,304)	9.3
Parkland Corp.	(1,498)	(40,893)	2.7
Peyto Exploration & Development Corp.	(5,587)	(48,198)	3.2
Quebecor, Inc., Class B	(10,885)	(266,360)	17.9

29

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Saputo, Inc.	(24,269)	$(512,181)	34.5%
SNC-Lavalin Group, Inc.	(7,502)	(217,875)	14.7
TMX Group Ltd.	(4,167)	(92,440)	6.2
Toromont Industries Ltd.	(8,474)	(721,725)	48.7

		(11,982,012)

China
NXP Semiconductors NV	(183)	(40,805)	2.7
Wilmar International Ltd.	(8,100)	(23,663)	1.6

		(64,468)

Denmark
AP Moller - Maersk A/S, Class A	(28)	(56,158)	3.8
AP Moller - Maersk A/S, Class B	(29)	(60,338)	4.1
Bavarian Nordic A/S	(18,445)	(407,602)	27.5
Carlsberg AS, Class B	(396)	(60,282)	4.1
Coloplast A/S	(4,965)	(622,049)	41.9
DSV A/S	(1,762)	(356,961)	24.1
FLSmidth & Co. A/S	(814)	(39,388)	2.6
Orsted AS	(213)	(18,961)	1.3
Royal Unibrew A/S	(1,018)	(89,913)	6.1
Tryg A/S	(19,832)	(395,249)	26.6

		(2,106,901)

Finland
Elisa OYJ	(2,961)	(156,769)	10.6
Fortum OYJ	(4,384)	(59,607)	4.0
Kesko OYJ, B Shares	(12,568)	(256,787)	17.3
Kone OYJ, Class B	(625)	(31,978)	2.2
Orion OYJ	(4,718)	(183,804)	12.4
Sampo OYJ, A Shares	(1,837)	(81,153)	5.5
Stora Enso OYJ, R Shares	(2,547)	(31,903)	2.1
UPM-Kymmene OYJ	(19,247)	(640,799)	43.2
Valmet OYJ	(486)	(13,209)	0.9

		(1,456,009)

France
Adevinta ASA	(34,166)	(255,028)	17.2
Airbus SE	(2,635)	(391,662)	26.4
BioMerieux	(7,378)	(809,064)	54.5
Bollore SE	(98,972)	(634,356)	42.8
Bouygues SA	(6,024)	(218,842)	14.8
Edenred	(1,542)	(101,332)	6.8
Elis SA	(17,605)	(371,577)	25.0
EssilorLuxottica SA	(2,481)	(503,446)	33.9
Eurazeo SE	(5,923)	(370,621)	25.0
Ipsen SA	(849)	(109,191)	7.4
Kering SA	(3,470)	(2,012,597)	135.7
Klepierre SA	(2,987)	(79,722)	5.4
LVMH Moet Hennessy Louis Vuitton SE	(472)	(441,600)	29.8
Publicis Groupe SA	(2,804)	(231,099)	15.6
Sartorius Stedim Biotech	(1,186)	(377,683)	25.5
Sodexo SA	(868)	(91,132)	6.1
Technip Energies NV	(4,867)	(113,052)	7.6
TotalEnergies SE	(13,445)	(828,812)	55.9
Vinci SA	(7,800)	(919,361)	62.0

		(8,860,177)

Germany
adidas AG	(275)	(56,636)	3.8
AIXTRON SE	(7,138)	(288,616)	19.5
BASF SE	(2,386)	(127,601)	8.6
Bayer AG	(966)	(56,634)	3.8
Bayerische Motoren Werke AG	(15,292)	(1,880,455)	126.8

Security	Shares	Value	% of Basket Value

Germany (continued)
Bechtle AG	(11,341)	$(509,892)	34.4%
Brenntag SE	(1,674)	(132,586)	8.9
DHL Group, Registered Shares	(2,187)	(113,791)	7.7
Evonik Industries AG	(3,251)	(67,942)	4.6
Fresenius Medical Care AG & Co. KGaA	(5,169)	(273,832)	18.5
Fresenius SE & Co. KGaA	(21,691)	(691,688)	46.6
Hannover Rueck SE	(1,053)	(227,911)	15.4
Merck KGaA	(248)	(43,689)	2.9
Puma SE	(4,580)	(315,913)	21.3
Rheinmetall AG	(754)	(215,170)	14.5
SAP SE	(901)	(124,336)	8.4
Symrise AG, Class A	(2,654)	(293,199)	19.8
Telefonica Deutschland Holding AG	(71,688)	(197,585)	13.3

		(5,617,476)

Hong Kong
Prudential PLC	(5,512)	(76,687)	5.2

Ireland
Kingspan Group PLC	(572)	(46,317)	3.1

Israel
Elbit Systems Ltd.	(1,000)	(214,629)	14.5
Global-e Online Ltd.	(999)	(45,005)	3.0
ICL Group Ltd.	(219,945)	(1,481,603)	99.9
Mobileye Global, Inc., Class A	(13,630)	(520,393)	35.1

		(2,261,630)

Italy
Amplifon SpA	(601)	(20,784)	1.4
Assicurazioni Generali SpA	(7,206)	(156,696)	10.6
Banca Mediolanum SpA	(23,581)	(233,781)	15.7
Coca-Cola HBC AG	(17,286)	(517,533)	34.9
DiaSorin SpA	(1,636)	(187,099)	12.6
Eni SpA	(62,601)	(975,320)	65.8
Iveco Group NV	(4,578)	(44,372)	3.0
Leonardo SpA	(45,977)	(635,038)	42.8
Nexi SpA	(12,878)	(113,882)	7.7
Pirelli & C SpA	(21,716)	(118,266)	8.0
Poste Italiane SpA	(21,235)	(247,800)	16.7

		(3,250,571)

Japan
AGC, Inc.	(4,000)	(147,876)	10.0
Allegro Microsystems, Inc.	(3,512)	(181,254)	12.2
Alps Alpine Co. Ltd.	(2,600)	(23,490)	1.6
Asahi Group Holdings Ltd.	(21,100)	(848,788)	57.2
Bandai Namco Holdings, Inc.	(8,500)	(196,910)	13.3
Capcom Co. Ltd.	(3,400)	(155,721)	10.5
Central Japan Railway Co.	(300)	(38,900)	2.6
Chiba Bank Ltd.	(22,600)	(162,418)	10.9
Chubu Electric Power Co., Inc.	(18,100)	(231,771)	15.6
Daikin Industries Ltd.	(800)	(165,607)	11.2
Daiwa House REIT Investment Corp.	(55)	(110,235)	7.4
Daiwa Securities Group, Inc.	(10,900)	(60,427)	4.1
Denso Corp.	(2,600)	(185,163)	12.5
Disco Corp.	(100)	(18,855)	1.3
East Japan Railway Co.	(2,700)	(152,858)	10.3
Eisai Co. Ltd.	(3,200)	(204,288)	13.8
Fast Retailing Co. Ltd.	(600)	(153,771)	10.4
Fukuoka Financial Group, Inc.	(17,400)	(428,337)	28.9
GLP J-Reit	(162)	(163,426)	11.0
Hakuhodo DY Holdings, Inc.	(43,200)	(508,276)	34.3
Hamamatsu Photonics KK	(700)	(34,053)	2.3

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hankyu Hanshin Holdings, Inc.	(6,400)	$(217,466)	14.7%
Harmonic Drive Systems, Inc.	(11,600)	(327,860)	22.1
Hikari Tsushin, Inc.	(3,300)	(501,389)	33.8
Hirose Electric Co. Ltd.	(200)	(25,953)	1.7
Hoshizaki Corp.	(9,200)	(360,511)	24.3
Hoya Corp.	(1,900)	(226,492)	15.3
Ibiden Co. Ltd.	(7,000)	(434,779)	29.3
Idemitsu Kosan Co. Ltd.	(3,300)	(71,299)	4.8
Iida Group Holdings Co. Ltd.	(1,200)	(21,255)	1.4
Isuzu Motors Ltd.	(9,300)	(123,544)	8.3
Japan Airlines Co. Ltd.	(20,700)	(452,634)	30.5
Japan Exchange Group, Inc.	(45,500)	(810,785)	54.7
Japan Metropolitan Fund Invest	(909)	(638,167)	43.0
Japan Petroleum Exploration Co. Ltd.	(1,900)	(66,715)	4.5
Japan Real Estate Investment Corp.	(369)	(1,518,657)	102.4
JMDC, Inc.	(15,900)	(622,472)	42.0
JSR Corp.	(1,000)	(29,374)	2.0
Kansai Paint Co. Ltd.	(6,000)	(100,473)	6.8
Keio Corp.	(4,000)	(135,674)	9.1
Keisei Electric Railway Co. Ltd.	(3,800)	(160,871)	10.8
Keyence Corp	(300)	(135,918)	9.2
Kintetsu Group Holdings Co. Ltd	(12,100)	(414,734)	28.0
Kyocera Corp.	(700)	(38,031)	2.6
Kyushu Railway Co.	(42,300)	(949,000)	64.0
Marubeni Corp.	(13,700)	(246,939)	16.6
MatsukiyoCocokara & Co.	(15,400)	(921,854)	62.2
Mazda Motor Corp.	(17,300)	(175,348)	11.8
McDonald’s Holdings Co Japan Ltd.	(4,600)	(185,348)	12.5
Mercari, Inc.	(4,000)	(102,969)	6.9
MINEBEA MITSUMI, Inc.	(1,000)	(18,961)	1.3
Mitsui High-Tec, Inc.	(21,800)	(1,559,530)	105.2
Mitsui OSK Lines Ltd.	(8,200)	(216,989)	14.6
Money Forward, Inc.	(12,300)	(543,961)	36.7
Nextage Co. Ltd.	(8,800)	(236,423)	15.9
NGK Insulators Ltd.	(2,300)	(28,853)	1.9
Nippon Building Fund, Inc.	(180)	(772,570)	52.1
Nissan Chemical Corp.	(4,000)	(181,743)	12.3
Nisshin Seifun Group, Inc.	(24,600)	(312,023)	21.0
Niterra Co. Ltd.	(33,100)	(716,119)	48.3
Nitori Holdings Co. Ltd.	(3,200)	(401,102)	27.0
Nomura Holdings, Inc.	(13,300)	(55,803)	3.8
Odakyu Electric Railway Co. Ltd.	(1,300)	(19,399)	1.3
Oji Holdings Corp.	(9,700)	(38,679)	2.6
Oriental Land Co. Ltd.	(40,700)	(1,583,288)	106.8
Park24 Co. Ltd.	(28,700)	(387,035)	26.1
PeptiDream, Inc.	(1,900)	(24,781)	1.7
Rakuten Bank Ltd.	(3,500)	(51,696)	3.5
Resonac Holdings Corp.	(80,200)	(1,343,308)	90.6
Rohm Co. Ltd.	(900)	(85,023)	5.7
Rohto Pharmaceutical Co. Ltd.	(2,400)	(52,387)	3.5
Secom Co. Ltd.	(5,900)	(400,773)	27.0
SG Holdings Co. Ltd.	(34,400)	(513,366)	34.6
Shimano, Inc.	(1,600)	(247,800)	16.7
Shin-Etsu Chemical Co. Ltd.	(5,900)	(194,812)	13.1
Shinko Electric Industries Co. Ltd.	(600)	(24,848)	1.7
Shizuoka Financial Group, Inc.	(44,200)	(377,202)	25.4
SMC Corp.	(1,600)	(849,376)	57.3
Sony Group Corp.	(2,400)	(224,799)	15.2
Square Enix Holdings Co. Ltd.	(5,100)	(241,826)	16.3
SUMCO Corp.	(40,300)	(600,055)	40.5
Sumitomo Metal Mining Co. Ltd.	(1,800)	(63,403)	4.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Taiyo Yuden Co. Ltd.	(12,700)	$(387,989)	26.2%
Takeda Pharmaceutical Co. Ltd.	(70,000)	(2,154,487)	145.3
Terumo Corp.	(1,400)	(45,849)	3.1
Tobu Railway Co. Ltd.	(700)	(18,943)	1.3
Tokyo Electric Power Co Holdings, Inc.	(11,300)	(45,828)	3.1
Tokyo Seimitsu Co. Ltd.	(500)	(27,950)	1.9
Tokyu Corp.	(44,000)	(570,637)	38.5
TOTO Ltd.	(600)	(18,714)	1.3
Trend Micro, Inc.	(600)	(29,009)	2.0
USS Co. Ltd.	(1,800)	(31,946)	2.1
Visional, Inc.	(300)	(16,911)	1.1
West Japan Railway Co.	(16,200)	(675,287)	45.5
Yamato Holdings Co. Ltd.	(7,200)	(138,024)	9.3
Yaskawa Electric Corp.	(600)	(26,683)	1.8
Yokohama Rubber Co. Ltd.	(11,900)	(272,932)	18.4
Z Holdings Corp.	(13,200)	(37,166)	2.5
Zensho Holdings Co. Ltd.	(1,100)	(59,867)	4.0

		(31,115,090)

Luxembourg
APERAM SA	(2,072)	(66,877)	4.5

Netherlands
Argenx SE	(343)	(173,456)	11.7
ASM International NV	(1,629)	(781,626)	52.7
ASML Holding NV	(1,174)	(839,880)	56.6
BE Semiconductor Industries NV	(1,820)	(216,767)	14.6
Euronext NV	(2,020)	(156,862)	10.6
Ferrovial SE	(2,263)	(75,145)	5.1
Heineken Holding NV	(1,457)	(120,471)	8.1
Heineken NV	(6,920)	(678,185)	45.7
JDE Peet’s NV	(18,715)	(575,671)	38.8
Koninklijke Ahold Delhaize NV	(641)	(22,584)	1.5
OCI NV	(3,236)	(94,054)	6.4
SBM Offshore NV	(15,332)	(227,487)	15.4
Universal Music Group NV	(11,772)	(305,296)	20.6

		(4,267,484)

Norway
Orkla ASA	(178,723)	(1,423,187)	96.0
Salmar ASA	(15,336)	(714,907)	48.2

		(2,138,094)

Portugal
Jeronimo Martins SGPS SA	(4,002)	(111,533)	7.5

Singapore
CapitaLand Ascendas REIT	(157,800)	(335,808)	22.6
Grab Holdings Ltd., Class A	(61,267)	(234,653)	15.8
Oversea-Chinese Banking Corp. Ltd.	(233,200)	(2,347,687)	158.3
Singapore Exchange Ltd.	(8,700)	(63,989)	4.3
Singapore Technologies Engineering Ltd.	(21,300)	(60,170)	4.1
Singapore Telecommunications Ltd.	(67,500)	(136,242)	9.2
United Overseas Bank Ltd.	(5,700)	(129,999)	8.8
UOL Group Ltd.	(58,600)	(311,957)	21.0

		(3,620,505)

South Africa
Anglo American PLC	(44,045)	(1,368,291)	92.3

South Korea
Delivery Hero SE	(407)	(18,875)	1.3

Spain
Acciona SA	(257)	(39,401)	2.7

31

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Acerinox SA	(2,469)	$(26,572)	1.8%
Amadeus IT Group SA	(2,477)	(181,448)	12.2
Cellnex Telecom SA	(10,898)	(455,095)	30.7
Corp. ACCIONA Energias Renovables SA	(14,948)	(481,288)	32.5
Endesa SA	(3,598)	(78,859)	5.3
Industria de Diseno Textil SA	(9,333)	(365,366)	24.6

		(1,628,029)

Sweden
Atlas Copco AB, A Shares	(56,079)	(808,912)	54.5
Boliden AB	(6,422)	(190,305)	12.8
Epiroc AB	(3,214)	(56,107)	3.8
EQT AB	(8,836)	(216,331)	14.6
Essity AB	(2,547)	(63,142)	4.3
Evolution AB	(762)	(93,943)	6.3
H & M Hennes & Mauritz AB, B Shares	(89,243)	(1,544,205)	104.1
Holmen AB	(9,511)	(373,828)	25.2
Husqvarna AB, B Shares	(44,248)	(445,772)	30.1
Investment AB Latour, B Shares	(6,287)	(130,092)	8.8
Investor AB, A Shares	(2,169)	(44,039)	3.0
Investor AB, B Shares	(28,034)	(579,826)	39.1
Kinnevik AB	(11,803)	(164,895)	11.1
Lifco AB, B Shares	(4,756)	(98,472)	6.6
Skandinaviska Enskilda Banken AB	(68,387)	(851,540)	57.4
Skanska AB, B Shares	(2,041)	(32,980)	2.2
SSAB AB, A Shares	(4,887)	(32,056)	2.2
Svenska Cellulosa AB SCA, Class B	(16,651)	(225,488)	15.2
Svenska Handelsbanken AB, A Shares	(4,092)	(36,941)	2.5
Tele2 AB, B Shares	(88,037)	(682,204)	46.0
Telefonaktiebolaget LM Ericsson, B Shares	(66,632)	(344,145)	23.2
Telia Co. AB	(580,061)	(1,285,118)	86.7
Trelleborg AB, B Shares	(2,072)	(56,388)	3.8
Volvo AB, B Shares	(45,238)	(1,024,786)	69.1

		(9,381,515)

Switzerland
Adecco Group AG, Registered Shares	(18,879)	(781,293)	52.7
Alcon, Inc.	(4,154)	(354,396)	23.9
Bachem Holding AG	(6,746)	(632,998)	42.7
Baloise Holding AG, Registered Shares	(3,360)	(527,220)	35.5
Barry Callebaut AG	(240)	(456,331)	30.8
EMS-Chemie Holding AG, Registered Shares	(1,199)	(1,014,094)	68.4
Geberit AG	(382)	(217,751)	14.7
Julius Baer Group Ltd.	(7,293)	(521,909)	35.2
Lonza Group AG, Registered Shares	(3,212)	(1,881,995)	126.9
Meyer Burger Technology AG	(819,106)	(500,553)	33.7
Schindler Holding AG, Registered Shares	(2,878)	(676,423)	45.6
SGS SA	(3,094)	(303,363)	20.5
SIG Group AG	(9,635)	(261,475)	17.6
Straumann Holding AG	(244)	(40,478)	2.7
Swiss Life Holding AG, Registered Shares	(779)	(501,521)	33.8
Swisscom AG	(1,540)	(1,004,069)	67.7
UBS Group AG, Registered Shares	(23,236)	(520,332)	35.1

		(10,196,201)

United Arab Emirates
Network International Holdings PLC	(67,697)	(342,073)	23.1

United Kingdom
3i Group PLC	(11,497)	(294,374)	19.8
Abrdn PLC	(314,696)	(949,091)	64.0
Admiral Group PLC	(767)	(20,981)	1.4

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Associated British Foods PLC	(3,088)	$(82,591)	5.6%
Barratt Developments PLC	(23,881)	(140,129)	9.4
CNH Industrial NV	(35,664)	(526,508)	35.5
Coca-Cola Europacific Partners PLC	(11,761)	(745,530)	50.3
Croda International PLC	(2,058)	(157,715)	10.6
DCC PLC	(904)	(53,307)	3.6
Direct Line Insurance Group PLC	(49,166)	(96,235)	6.5
Dowlais Group PLC	(66,363)	(104,907)	7.1
DS Smith PLC	(55,587)	(220,296)	14.9
Hiscox Ltd.	(20,497)	(288,830)	19.5
Imperial Brands PLC	(53,738)	(1,289,188)	86.9
Informa PLC	(134,711)	(1,334,982)	90.0
JD Sports Fashion PLC	(326,945)	(674,469)	45.5
Just Eat Takeaway.com NV	(9,583)	(175,308)	11.8
M&G PLC	(51,531)	(132,228)	8.9
Manchester United PLC, Class A	(3,970)	(87,975)	5.9
Persimmon PLC	(1,668)	(25,160)	1.7
RELX PLC	(10,554)	(356,742)	24.1
Rentokil Initial PLC	(50,619)	(413,517)	27.9
Rolls-Royce Holdings PLC	(24,532)	(58,169)	3.9
Schroders PLC	(20,239)	(120,909)	8.2
Taylor Wimpey PLC	(39,060)	(57,476)	3.9
Unilever PLC	(17,686)	(951,482)	64.2
Vistry Group PLC	(13,701)	(141,311)	9.5
Watches of Switzerland Group PLC	(16,355)	(160,578)	10.8

		(9,659,988)

United States
Abbott Laboratories	(1,143)	(127,250)	8.6
ACADIA Pharmaceuticals, Inc.	(1,281)	(37,456)	2.5
Accenture PLC, Class A	(5,038)	(1,593,771)	107.5
Advanced Micro Devices, Inc.	(11,092)	(1,268,925)	85.6
Aflac, Inc.	(15,044)	(1,088,283)	73.4
Agilon Health, Inc.	(8,260)	(158,179)	10.7
Agree Realty Corp.	(1,735)	(112,393)	7.6
Air Products and Chemicals, Inc.	(72)	(21,984)	1.5
Airbnb, Inc., Class A	(3,268)	(497,357)	33.5
Albemarle Corp.	(1,953)	(414,583)	28.0
Albertsons Cos., Inc., Class A	(3,069)	(66,689)	4.5
Alexandria Real Estate Equities, Inc.	(3,772)	(474,065)	32.0
Alnylam Pharmaceuticals, Inc.	(188)	(36,735)	2.5
Altria Group, Inc.	(15,757)	(715,683)	48.3
Amcor PLC	(37,275)	(382,442)	25.8
American Electric Power Co., Inc.	(24,475)	(2,074,011)	139.8
American Equity Investment Life Holding Co.	(16,712)	(896,933)	60.5
American Express Co.	(877)	(148,108)	10.0
American Water Works Co., Inc.	(1,627)	(239,869)	16.2
Ameriprise Financial, Inc.	(2,297)	(800,390)	54.0
Amkor Technology, Inc.	(3,104)	(90,295)	6.1
Amphenol Corp., Class A	(2,825)	(249,476)	16.8
Analog Devices, Inc.	(3,892)	(776,571)	52.4
Annaly Capital Management, Inc.	(42,492)	(853,664)	57.6
Antero Midstream Corp.	(29,642)	(353,925)	23.9
Aon PLC, Class A	(2,617)	(833,515)	56.2
Apartment Income REIT Corp.	(1,317)	(45,489)	3.1
Apellis Pharmaceuticals, Inc.	(5,196)	(133,797)	9.0
Apollo Global Management, Inc.	(24,173)	(1,975,176)	133.2
Apple Hospitality REIT, Inc.	(12,234)	(189,627)	12.8
Aramark	(602)	(24,303)	1.6
Arch Capital Group Ltd.	(216)	(16,781)	1.1
Arista Networks, Inc.	(4,876)	(756,219)	51.0

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Asana, Inc., Class A	(4,681)	$(113,655)	7.7%
Aspen Technology, Inc.	(1,576)	(281,316)	19.0
ATI, Inc.	(1,768)	(84,298)	5.7
Atmos Energy Corp.	(3,651)	(444,363)	30.0
AutoZone, Inc.	(695)	(1,724,795)	116.3
Avangrid, Inc.	(552)	(20,468)	1.4
Avantor, Inc.	(1,391)	(28,613)	1.9
Avery Dennison Corp.	(10,690)	(1,967,067)	132.6
Axalta Coating Systems Ltd.	(10,111)	(323,552)	21.8
Axcelis Technologies, Inc.	(219)	(43,905)	3.0
Axon Enterprise, Inc.	(2,970)	(552,212)	37.2
Baker Hughes Co., Class A	(34,232)	(1,225,163)	82.6
Ball Corp.	(4,191)	(245,970)	16.6
Bath & Body Works, Inc.	(592)	(21,940)	1.5
Baxter International, Inc.	(12,064)	(545,655)	36.8
Becton Dickinson & Co.	(2,083)	(580,365)	39.1
BellRing Brands, Inc.	(1,260)	(45,297)	3.1
Bentley Systems, Inc., Class B	(2,283)	(123,008)	8.3
Berry Global Group, Inc.	(3,880)	(254,412)	17.2
BILL Holdings, Inc.	(2,899)	(363,361)	24.5
Biogen, Inc.	(99)	(26,749)	1.8
Bio-Techne Corp.	(262)	(21,851)	1.5
BJ’s Wholesale Club Holdings, Inc.	(2,623)	(173,931)	11.7
Black Hills Corp.	(3,258)	(196,555)	13.3
Bloom Energy Corp., Class A	(5,701)	(101,820)	6.9
Blue Owl Capital, Inc., Class A	(16,156)	(199,042)	13.4
Booz Allen Hamilton Holding Corp., Class A	(644)	(77,976)	5.3
Boston Beer Co., Inc., Class A	(2,114)	(785,224)	52.9
Boston Properties, Inc.	(22,280)	(1,484,516)	100.1
Bridgebio Pharma, Inc.	(3,490)	(122,185)	8.2
Broadcom, Inc.	(178)	(159,960)	10.8
Broadridge Financial Solutions, Inc.	(203)	(34,088)	2.3
Brown & Brown, Inc.	(10,292)	(725,071)	48.9
Brown-Forman Corp., Class B	(1,419)	(100,181)	6.8
BWX Technologies, Inc.	(442)	(30,498)	2.1
Calix, Inc.	(2,147)	(96,851)	6.5
Campbell Soup Co.	(5,188)	(237,714)	16.0
Cardinal Health, Inc.	(4,093)	(374,387)	25.2
Carrier Global Corp.	(10,464)	(623,131)	42.0
Catalent, Inc.	(13,111)	(636,146)	42.9
CBRE Group, Inc., Class A	(3,298)	(274,756)	18.5
CDW Corp.	(1,507)	(281,914)	19.0
Celanese Corp., Class A	(1,129)	(141,565)	9.5
Celsius Holdings, Inc.	(1,195)	(172,917)	11.7
Centene Corp.	(850)	(57,877)	3.9
Ceridian HCM Holding, Inc.	(2,727)	(193,099)	13.0
CH Robinson Worldwide, Inc.	(1,774)	(177,719)	12.0
Charles River Laboratories International, Inc.	(114)	(23,888)	1.6
Chart Industries, Inc.	(1,015)	(184,892)	12.5
Chesapeake Energy Corp.	(6,981)	(588,778)	39.7
Choice Hotels International, Inc.	(358)	(46,809)	3.2
Chord Energy Corp.	(2,050)	(321,522)	21.7
Churchill Downs, Inc.	(877)	(101,600)	6.8
Cisco Systems, Inc.	(14,122)	(734,909)	49.6
Civitas Resources, Inc.	(6,225)	(466,004)	31.4
Clear Secure, Inc., Class A	(7,487)	(177,517)	12.0
Cognizant Technology Solutions Corp., Class A	(33,658)	(2,222,438)	149.9
Comfort Systems USA, Inc.	(1,174)	(204,241)	13.8
Confluent, Inc., Class A	(7,203)	(248,792)	16.8
Consolidated Edison, Inc.	(9,296)	(881,819)	59.5
Constellation Brands, Inc., Class A	(4,327)	(1,180,406)	79.6
Constellation Energy Corp.	(3,214)	(310,633)	20.9

Security	Shares	Value	% of Basket Value

United States (continued)
Corteva, Inc.	(21,263)	$(1,199,871)	80.9%
Coty, Inc., Class A	(121,505)	(1,462,920)	98.6
Cousins Properties, Inc.	(71,469)	(1,745,988)	117.7
Crane Co.	(3,722)	(348,714)	23.5
Crown Castle, Inc.	(5,641)	(610,864)	41.2
Crown Holdings, Inc.	(5,546)	(514,447)	34.7
CyberArk Software Ltd.	(862)	(143,101)	9.6
Darden Restaurants, Inc.	(1,184)	(200,001)	13.5
Datadog, Inc., Class A	(577)	(67,347)	4.5
DaVita, Inc.	(883)	(90,057)	6.1
Deckers Outdoor Corp.	(2,798)	(1,521,245)	102.6
Denbury, Inc.	(703)	(61,801)	4.2
Diamondback Energy, Inc.	(8,819)	(1,299,215)	87.6
Digital Realty Trust, Inc.	(1,337)	(166,617)	11.2
Dillard’s, Inc., Class A	(1,319)	(452,470)	30.5
Diodes, Inc.	(163)	(15,402)	1.0
Dollar General Corp.	(28,511)	(4,814,367)	324.6
Dollar Tree, Inc.	(22,673)	(3,499,124)	235.9
Dominion Energy, Inc.	(5,638)	(301,915)	20.4
Donaldson Co., Inc.	(433)	(27,205)	1.8
DoorDash, Inc.	(330)	(29,961)	2.0
Dow, Inc.	(2,800)	(158,116)	10.7
DraftKings, Inc., Class A	(4,722)	(150,065)	10.1
Duke Energy Corp.	(1,714)	(160,465)	10.8
Dun & Bradstreet Holdings, Inc.	(1,299)	(15,354)	1.0
Eaton Corp. PLC	(774)	(158,918)	10.7
Edison International	(295)	(21,228)	1.4
elf Beauty, Inc.	(138)	(16,107)	1.1
Eli Lilly & Co.	(5,948)	(2,703,663)	182.3
Emerson Electric Co.	(6,535)	(596,972)	40.3
Encompass Health Corp.	(7,473)	(493,442)	33.3
Endeavor Group Holdings, Inc.	(1,051)	(24,804)	1.7
Entegris, Inc.	(8,583)	(941,641)	63.5
Entergy Corp.	(2,861)	(293,825)	19.8
EQT Corp.	(7,719)	(325,587)	22.0
Equifax, Inc.	(1,396)	(284,896)	19.2
Equinix, Inc.	(33)	(26,727)	1.8
Erie Indemnity Co., Class A	(2,945)	(653,672)	44.1
Estee Lauder Cos, Inc., Class A	(7,423)	(1,336,140)	90.1
Euronet Worldwide, Inc.	(425)	(37,345)	2.5
Eversource Energy	(11,998)	(867,815)	58.5
Exelon Corp.	(1,727)	(72,292)	4.9
Expeditors International of Washington, Inc.	(4,938)	(628,607)	42.4
F5, Inc.	(192)	(30,382)	2.0
FactSet Research Systems, Inc.	(1,112)	(483,764)	32.6
Fastenal Co.	(3,618)	(212,051)	14.3
Ferguson PLC	(4,630)	(758,494)	51.1
Ferguson PLC	(18,252)	(2,949,888)	198.9
Fifth Third Bancorp	(10,982)	(319,576)	21.5
First Solar, Inc.	(903)	(187,282)	12.6
FirstEnergy Corp.	(8,797)	(346,514)	23.4
Flowers Foods, Inc.	(7,560)	(186,808)	12.6
Fluence Energy, Inc.	(26,529)	(775,708)	52.3
FMC Corp.	(1,934)	(186,109)	12.5
Fortive Corp.	(2,326)	(182,242)	12.3
Fortune Brands Innovations, Inc.	(2,295)	(163,106)	11.0
Fox Factory Holding Corp.	(1,245)	(139,316)	9.4
Freshworks, Inc., Class A	(3,137)	(58,536)	3.9
Frontier Communications Parent, Inc.	(5,800)	(105,618)	7.1
FTI Consulting, Inc.	(275)	(48,169)	3.2
Gaming and Leisure Properties, Inc.	(1,483)	(70,383)	4.7
GE Healthcare, Inc.	(8,980)	(700,440)	47.2

33

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
General Electric Co.	(460)	$(52,550)	3.5%
Genuine Parts Co.	(4,137)	(644,214)	43.4
Goldman Sachs Group, Inc.	(15,308)	(5,447,658)	367.3
Graphic Packaging Holding Co.	(9,297)	(224,987)	15.2
Grocery Outlet Holding Corp.	(5,158)	(172,535)	11.6
Haleon PLC	(5,217)	(22,491)	1.5
Hartford Financial Services Group, Inc.	(20,076)	(1,443,063)	97.3
Hasbro, Inc.	(4,262)	(275,155)	18.6
HashiCorp, Inc., Class A	(30,112)	(891,616)	60.1
HB Fuller Co.	(4,006)	(296,564)	20.0
Healthcare Realty Trust, Inc., Class A	(3,276)	(63,980)	4.3
HealthEquity, Inc.	(4,200)	(285,348)	19.2
Hexcel Corp.	(1,704)	(120,439)	8.1
HF Sinclair Corp.	(2,304)	(120,015)	8.1
Hilton Worldwide Holdings, Inc.	(3,815)	(593,194)	40.0
Hologic, Inc.	(5,619)	(446,261)	30.1
Host Hotels & Resorts, Inc.	(15,621)	(287,426)	19.4
Howmet Aerospace, Inc.	(10,426)	(533,186)	36.0
Huntington Ingalls Industries, Inc.	(1,425)	(327,280)	22.1
ICON PLC, ADR	(2,313)	(581,511)	39.2
ICU Medical, Inc.	(246)	(43,832)	3.0
IDEX Corp.	(164)	(37,033)	2.5
Illumina, Inc.	(1,855)	(356,438)	24.0
ImmunoGen, Inc.	(5,184)	(92,379)	6.2
Ingersoll Rand, Inc.	(2,178)	(142,158)	9.6
Interactive Brokers Group, Inc., Class A	(12,829)	(1,120,357)	75.5
International Business Machines Corp.	(19,064)	(2,748,648)	185.3
International Flavors & Fragrances, Inc.	(6,284)	(531,689)	35.8
Interpublic Group of Cos, Inc.	(17,650)	(604,160)	40.7
Intra-Cellular Therapies, Inc.	(2,378)	(147,056)	9.9
iRhythm Technologies, Inc.	(1,878)	(197,303)	13.3
Jacobs Solutions, Inc.	(170)	(21,320)	1.4
Janus Henderson Group PLC	(10,115)	(296,875)	20.0
JB Hunt Transport Services, Inc.	(404)	(82,392)	5.6
Karuna Therapeutics, Inc.	(1,030)	(205,763)	13.9
Keurig Dr Pepper, Inc.	(3,890)	(132,299)	8.9
Kirby Corp.	(539)	(43,918)	3.0
KKR & Co., Inc.	(4,720)	(280,274)	18.9
Kraft Heinz Co.	(28,964)	(1,047,918)	70.7
L3Harris Technologies, Inc.	(2,471)	(468,230)	31.6
Laboratory Corp. of America Holdings	(1,554)	(332,447)	22.4
Lancaster Colony Corp.	(848)	(163,350)	11.0
Lantheus Holdings, Inc.	(9,281)	(802,714)	54.1
Las Vegas Sands Corp.	(9,668)	(578,243)	39.0
Levi Strauss & Co., Class A	(29,636)	(446,615)	30.1
Littelfuse, Inc.	(239)	(72,799)	4.9
Loews Corp.	(16,036)	(1,004,655)	67.7
Lowe’s Cos, Inc.	(2,239)	(524,531)	35.4
LPL Financial Holdings, Inc.	(5,412)	(1,241,296)	83.7
MACOM Technology Solutions Holdings, Inc.	(376)	(26,290)	1.8
Madison Square Garden Sports Corp.	(3,616)	(769,304)	51.9
ManpowerGroup, Inc.	(714)	(56,320)	3.8
Marriott International, Inc., Class A	(7,206)	(1,454,243)	98.1
Marvell Technology, Inc.	(3,163)	(206,006)	13.9
Masimo Corp.	(2,823)	(345,253)	23.3
Matador Resources Co.	(448)	(24,922)	1.7
McDonald’s Corp.	(1,885)	(552,682)	37.3
Merck & Co., Inc.	(4,926)	(525,358)	35.4
Meritage Homes Corp.	(293)	(43,642)	2.9
Molina Healthcare, Inc.	(1,574)	(479,267)	32.3
Molson Coors Beverage Co., Class B	(5,587)	(389,805)	26.3
Monolithic Power Systems, Inc.	(168)	(93,994)	6.3

Security	Shares	Value	% of Basket Value

United States (continued)
Monster Beverage Corp.	(1,762)	$(101,297)	6.8%
Morgan Stanley	(11,020)	(1,008,991)	68.0
Mosaic Co.	(3,447)	(140,500)	9.5
Motorola Solutions, Inc.	(3,769)	(1,080,308)	72.8
MSC Industrial Direct Co., Inc., Class A	(925)	(93,351)	6.3
Mueller Industries, Inc.	(2,362)	(191,464)	12.9
National Fuel Gas Co.	(618)	(32,822)	2.2
National Storage Affiliates Trust	(11,309)	(382,131)	25.8
Neogen Corp.	(11,792)	(273,456)	18.4
New Fortress Energy, Inc.	(3,105)	(88,648)	6.0
New York Community Bancorp, Inc.	(46,986)	(651,696)	43.9
Newell Brands, Inc.	(44,230)	(493,607)	33.3
NEXTracker, Inc., Class A	(6,294)	(266,551)	18.0
NIKE, Inc., Class B	(3,754)	(414,404)	27.9
Noble Corp. PLC	(32,362)	(1,691,562)	114.1
Nordson Corp.	(152)	(38,245)	2.6
Norwegian Cruise Line Holdings Ltd.	(1,615)	(35,643)	2.4
Novocure Ltd.	(917)	(29,931)	2.0
Old Dominion Freight Line, Inc.	(938)	(393,482)	26.5
Old Republic International Corp.	(1,178)	(32,477)	2.2
Omega Healthcare Investors, Inc.	(1,067)	(34,037)	2.3
ON Semiconductor Corp.	(10,271)	(1,106,700)	74.6
Onto Innovation, Inc.	(1,848)	(229,743)	15.5
Option Care Health, Inc.	(10,480)	(354,014)	23.9
Oracle Corp.	(20,913)	(2,451,631)	165.3
Packaging Corp. of America	(2,339)	(358,686)	24.2
Parker-Hannifin Corp.	(1,155)	(473,562)	31.9
Paycom Software, Inc.	(1,036)	(382,035)	25.8
PBF Energy, Inc., Class A	(1,048)	(49,717)	3.4
Pentair PLC	(1,369)	(95,146)	6.4
Penumbra, Inc.	(495)	(150,163)	10.1
Permian Resources Corp., Class A	(31,510)	(368,352)	24.8
Pfizer, Inc.	(2,558)	(92,241)	6.2
PG&E Corp.	(2,808)	(49,449)	3.3
Pinnacle West Capital Corp.	(5,314)	(440,105)	29.7
PNC Financial Services Group, Inc.	(666)	(91,169)	6.1
Pool Corp.	(299)	(115,037)	7.8
Portland General Electric Co.	(989)	(47,146)	3.2
PPG Industries, Inc.	(3,204)	(461,056)	31.1
Primerica, Inc.	(280)	(59,556)	4.0
Principal Financial Group, Inc.	(3,469)	(277,069)	18.7
Privia Health Group, Inc.	(7,584)	(211,745)	14.3
Progressive Corp.	(12,081)	(1,521,964)	102.6
Prologis, Inc.	(5,120)	(638,720)	43.1
Prosperity Bancshares, Inc.	(1,045)	(66,169)	4.5
PTC, Inc.	(645)	(94,047)	6.3
QUALCOMM, Inc.	(231)	(30,531)	2.1
Quest Diagnostics, Inc.	(2,356)	(318,555)	21.5
QuidelOrtho Corp.	(271)	(23,675)	1.6
R1 RCM, Inc.	(27,418)	(473,783)	31.9
Radian Group, Inc.	(21,513)	(579,345)	39.1
Rambus, Inc.	(637)	(39,883)	2.7
Range Resources Corp.	(1,083)	(34,039)	2.3
Raymond James Financial, Inc.	(9,614)	(1,058,213)	71.4
Regal Rexnord Corp.	(2,152)	(336,099)	22.7
Reliance Steel & Aluminum Co.	(105)	(30,750)	2.1
Repligen Corp.	(882)	(151,316)	10.2
Revvity, Inc.	(1,878)	(230,900)	15.6
Rexford Industrial Realty, Inc.	(2,039)	(112,329)	7.6
RLI Corp.	(3,998)	(533,373)	36.0
Robinhood Markets, Inc.	(52,887)	(680,127)	45.9
Roche Holding AG	(597)	(187,552)	12.6

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Ross Stores, Inc.	(6,524)	$(747,911)	50.4%
RTX Corp.	(4,656)	(409,402)	27.6
Ryan Specialty Holdings, Inc., Class A	(517)	(22,407)	1.5
Ryman Hospitality Properties, Inc.	(4,249)	(404,887)	27.3
Salesforce, Inc.	(271)	(60,978)	4.1
Samsara, Inc., Class A	(13,274)	(370,876)	25.0
Schlumberger NV	(8,258)	(481,772)	32.5
Sealed Air Corp.	(9,623)	(439,001)	29.6
Selective Insurance Group, Inc.	(4,711)	(486,128)	32.8
SentinelOne, Inc.	(1,839)	(30,656)	2.1
Shoals Technologies Group, Inc., Class A	(9,063)	(235,275)	15.9
Shockwave Medical, Inc.	(201)	(52,381)	3.5
Skechers USA, Inc., Class A	(1,441)	(80,091)	5.4
Skyworks Solutions, Inc.	(166)	(18,985)	1.3
SolarEdge Technologies, Inc.	(4,295)	(1,037,071)	69.9
Sonoco Products Co.	(3,886)	(227,875)	15.4
Southern Co.	(31,677)	(2,291,514)	154.5
SouthState Corp.	(2,396)	(186,097)	12.5
Southwest Gas Holdings, Inc.	(6,871)	(453,074)	30.5
SPS Commerce, Inc.	(1,427)	(257,417)	17.4
SS&C Technologies Holdings, Inc.	(2,376)	(138,402)	9.3
STAG Industrial, Inc.	(7,514)	(272,758)	18.4
Stanley Black & Decker, Inc.	(1,150)	(114,161)	7.7
Starwood Property Trust, Inc.	(3,943)	(81,778)	5.5
State Street Corp.	(4,476)	(324,241)	21.9
STERIS PLC	(2,288)	(516,058)	34.8
Super Micro Computer, Inc.	(1,278)	(422,085)	28.5
Surgery Partners, Inc.	(21)	(811)	0.1
Sysco Corp.	(3,524)	(268,916)	18.1
Take-Two Interactive Software, Inc.	(9,822)	(1,502,177)	101.3
Teleflex, Inc.	(77)	(19,340)	1.3
Tenable Holdings, Inc.	(3,023)	(147,099)	9.9
Tenaris SA	(20,739)	(351,566)	23.7
Texas Instruments, Inc.	(4,394)	(790,920)	53.3
TG Therapeutics, Inc.	(5,011)	(103,678)	7.0
Toro Co.	(2,962)	(301,087)	20.3
Tractor Supply Co.	(3,641)	(815,548)	55.0
Tradeweb Markets, Inc., Class A	(3,774)	(308,675)	20.8
TransDigm Group, Inc.	(72)	(64,780)	4.4
TriNet Group, Inc.	(10,231)	(1,076,608)	72.6
Under Armour, Inc., Class A	(2,028)	(16,346)	1.1
United Parcel Service, Inc., Class B	(1,424)	(266,473)	18.0
UnitedHealth Group, Inc.	(319)	(161,532)	10.9
Unum Group	(6,740)	(327,631)	22.1
Vail Resorts, Inc.	(386)	(90,899)	6.1
Valaris Ltd.	(12,163)	(934,118)	63.0
Valvoline, Inc.	(20,527)	(779,410)	52.6
Vaxcyte, Inc.	(1,493)	(71,754)	4.8
Voya Financial, Inc.	(4,879)	(362,315)	24.4
Walgreens Boots Alliance, Inc.	(8,554)	(256,363)	17.3
Walt Disney Co.	(2,220)	(197,336)	13.3
Webster Financial Corp.	(10,833)	(512,618)	34.6
Welltower, Inc.	(17,985)	(1,477,468)	99.6
Westrock Co.	(2,533)	(84,324)	5.7
Wingstop, Inc.	(119)	(20,061)	1.4
Wolfspeed, Inc.	(471)	(31,039)	2.1
World Wrestling Entertainment, Inc., Class A	(4,227)	(443,835)	29.9
WP Carey, Inc.	(885)	(59,764)	4.0
Xcel Energy, Inc.	(35,314)	(2,215,247)	149.4
XPO, Inc.	(19,937)	(1,380,438)	93.1
YETI Holdings, Inc.	(3,659)	(155,873)	10.5

Security	Shares	Value	% of Basket Value

United States (continued)
Yum! Brands, Inc.	(1,938)	$(266,804)	18.0%
Zebra Technologies Corp., Class A	(96)	(29,564)	2.0
ZoomInfo Technologies, Inc., Class A	(26,638)	(681,134)	45.9

		(158,870,407)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(1,516)	(117,340)	7.9
Sartorius AG	(658)	(275,547)	18.6

		(392,887)

Total Reference Entity — Short		(272,539,718)

Net Value of Reference Entity — Bank of America N.A		$(1,483,007)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination 03/21/2025-04/14/2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	91,104	$756,778	(70.9)%
APA Corp.	2,809	18,856	(1.8)
Aristocrat Leisure Ltd.	27,756	745,848	(69.9)
Bank of Queensland Ltd.	162,097	668,606	(62.7)
Beach Energy Ltd.	140,509	155,418	(14.6)
Charter Hall Group	56,847	445,030	(41.7)
Cochlear Ltd.	333	54,243	(5.1)
Flight Centre Travel Group Ltd.	35,272	562,594	(52.7)
Goodman Group	2,203	30,943	(2.9)
GPT Group	142,387	422,577	(39.6)
Macquarie Group Ltd.	7,130	852,618	(79.9)
Mineral Resources Ltd.	3,902	191,508	(18.0)
Mirvac Group	32,783	52,489	(4.9)
Qantas Airways Ltd.	8,205	36,607	(3.4)
SEEK Ltd.	26,510	451,344	(42.3)
Steadfast Group Ltd.	106,621	424,204	(39.8)
Treasury Wine Estates Ltd.	23,096	177,491	(16.6)
Vicinity Ltd.	43,819	59,154	(5.5)
WiseTech Global Ltd.	7,278	426,469	(40.0)
Woolworths Group Ltd.	1,056	27,363	(2.6)
Worley Ltd.	10,331	122,760	(11.5)

		6,682,900

Austria
ams-OSRAM AG	379,707	3,379,067	(316.8)
BAWAG Group AG	1,738	84,624	(7.9)
Raiffeisen Bank International AG	4,333	71,631	(6.7)
Verbund AG	370	30,582	(2.9)

		3,565,904

Belgium
D’ieteren Group	273	47,953	(4.5)
Elia Group SA/NV	1,668	209,959	(19.7)
Sofina SA	3,770	914,280	(85.7)

35

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Belgium (continued)
Solvay SA	8,419	$1,030,309	(96.6)%
Warehouses De Pauw CVA	4,190	126,613	(11.8)

		2,329,114

Brazil
MercadoLibre, Inc.	268	331,797	(31.1)

Canada
AbCellera Biologics, Inc.	2,972	22,974	(2.2)
Alamos Gold, Inc., Class A	18,078	223,240	(20.9)
Algonquin Power & Utilities Corp.	6,149	50,548	(4.7)
AltaGas Ltd.	1,588	31,231	(2.9)
Baytex Energy Corp.	23,656	95,408	(8.9)
Birchcliff Energy Ltd.	127,496	761,619	(71.4)
Bombardier, Inc., Class B	589	29,470	(2.8)
Brookfield Corp., Class A	13,026	454,528	(42.6)
Canada Goose Holdings, Inc.	14,145	258,005	(24.2)
Canadian National Railway Co.	4,726	572,179	(53.6)
Canadian Natural Resources Ltd.	13,458	818,126	(76.7)
Capital Power Corp.	2,995	93,357	(8.8)
CGI, Inc.	746	75,778	(7.1)
Constellation Software, Inc.	26	54,911	(5.1)
Descartes Systems Group, Inc.	2,409	187,916	(17.6)
Element Fleet Management Corp.	65,967	1,063,651	(99.7)
Emera, Inc.	46,270	1,875,974	(175.8)
Enbridge, Inc.	13,050	479,601	(45.0)
Enerplus Corp.	47,592	795,908	(74.6)
First Majestic Silver Corp.	45,527	303,710	(28.5)
FirstService Corp.	3,067	480,248	(45.0)
GFL Environmental, Inc.	17,417	594,517	(55.7)
Gibson Energy, Inc.	3,111	50,619	(4.7)
Gildan Activewear, Inc.	15,253	473,892	(44.4)
Imperial Oil Ltd.	502	26,948	(2.5)
Ivanhoe Mines Ltd., Class A	26,161	277,257	(26.0)
Lithium Americas Corp.	27,583	556,608	(52.2)
Magna International, Inc.	8,647	554,787	(52.0)
MEG Energy Corp.	13,496	240,817	(22.6)
Methanex Corp.	11,516	518,829	(48.6)
NuVista Energy Ltd.	23,299	201,178	(18.9)
RioCan REIT	5,320	80,860	(7.6)
Stantec, Inc.	7,278	492,684	(46.2)
TELUS Corp.	42,926	764,049	(71.6)
TFI International, Inc.	191	24,507	(2.3)
Thomson Reuters Corp.	1,373	185,301	(17.4)
Tourmaline Oil Corp.	13,160	681,781	(63.9)
TransAlta Corp.	15,658	159,650	(15.0)
Vermilion Energy, Inc.	5,113	71,243	(6.7)
West Fraser Timber Co. Ltd.	634	53,395	(5.0)

		14,737,304

Chile
Lundin Mining Corp.	12,388	110,721	(10.4)

Comoros
Golar LNG Ltd.	3,014	72,698	(6.8)

Denmark
Genmab A/S	160	67,400	(6.3)
H Lundbeck A/S	49,686	251,939	(23.6)
Jyske Bank A/S, Registered Shares	1,776	136,882	(12.8)

Security	Shares	Value	% of Basket Value

Denmark (continued)
Novo Nordisk A/S	341	$56,219	(5.3)%
Novozymes A/S, B Shares	7,940	407,061	(38.2)

		919,501

Finland
Outokumpu OYJ	75,220	398,214	(37.4)
Wartsila OYJ Abp	141,818	1,818,053	(170.4)

		2,216,267

Germany
Allianz SE	164	39,676	(3.7)
Aurubis AG	1,212	116,164	(10.9)
Beiersdorf AG	2,349	305,277	(28.6)
Carl Zeiss Meditec AG	421	49,830	(4.7)
Commerzbank AG	111,611	1,359,360	(127.4)
Covestro AG	16,178	888,143	(83.3)
Deutsche Bank AG, Registered Shares	20,898	236,745	(22.2)
Deutsche Lufthansa AG, Registered Shares	2,688	27,693	(2.6)
Fraport AG Frankfurt Airport Services Worldwide	21,142	1,141,685	(107.0)
Heidelberg Materials AG	1,515	124,140	(11.6)
HUGO BOSS AG	1,095	90,399	(8.5)
Infineon Technologies AG	43,463	1,949,674	(182.8)
KION Group AG	3,229	138,124	(13.0)
Knorr-Bremse AG	6,187	445,155	(41.7)
Mercedes-Benz Group AG	21,996	1,787,558	(167.6)
Nemetschek SE	6,269	466,047	(43.7)
RWE AG	28,382	1,240,923	(116.3)
Siemens AG	8,174	1,415,622	(132.7)
Siemens Energy AG	9,303	161,164	(15.1)
SMA Solar Technology AG	2,709	260,711	(24.4)
Solarworld AG	10	2	(0.0)
Talanx AG	9,790	612,380	(57.4)
thyssenkrupp AG	41,227	334,033	(31.3)
Volkswagen AG	106	17,334	(1.6)

		13,207,839

Hong Kong
AIA Group Ltd.	39,400	393,364	(36.9)
Futu Holdings Ltd., ADR	11,461	689,952	(64.7)
Hang Lung Properties Ltd.	136,000	211,823	(19.8)
Hongkong Land Holdings Ltd.	90,100	321,091	(30.1)
New World Development Co. Ltd.	112,000	276,426	(25.9)
Swire Pacific Ltd., Class A	94,500	788,418	(73.9)
Swire Properties Ltd.	431,000	1,079,394	(101.2)

		3,760,468

Ireland
CRH PLC	11,878	713,618	(66.9)
Kerry Group PLC	8,804	882,699	(82.7)
Ryanair Holdings PLC	14,352	247,436	(23.2)

		1,843,753

Israel
Check Point Software Technologies Ltd.	1,390	183,772	(17.2)
Nice Ltd.	782	172,568	(16.2)
Nova Ltd.	5,224	647,462	(60.7)
Wix.com Ltd.	3,049	287,582	(26.9)
ZIM Integrated Shipping Services Ltd.	15,486	234,458	(22.0)

		1,525,842

Italy
A2A SpA	1,063,087	2,072,028	(194.2)
Banco BPM SpA	90,580	463,258	(43.4)

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
BPER Banca	163,123	$576,442	(54.0)%
Ferrari NV	568	186,199	(17.5)
FinecoBank Banca Fineco SpA	17,859	283,253	(26.5)
Infrastrutture Wireless Italiane SpA	19,578	251,324	(23.6)
Intesa Sanpaolo SpA	114,727	337,399	(31.6)
Mediobanca Banca di Credito Finanziario SpA	114,451	1,557,364	(146.0)
Moncler SpA	13,834	1,020,355	(95.6)
Prysmian SpA	7,136	291,066	(27.3)
Recordati Industria Chimica e Farmaceutica SpA	549	28,935	(2.7)
Snam SpA	42,407	227,849	(21.4)
UniCredit SpA	7,494	193,793	(18.2)

		7,489,265

Japan
Aeon Co. Ltd.	17,300	383,059	(35.9)
Ajinomoto Co., Inc.	500	19,586	(1.8)
Amada Co. Ltd.	7,800	77,973	(7.3)
Asahi Kasei Corp.	14,000	96,198	(9.0)
Astellas Pharma, Inc.	61,500	920,152	(86.3)
Brother Industries Ltd.	51,200	816,634	(76.6)
CyberAgent, Inc.	101,100	652,843	(61.2)
Daiichi Sankyo Co. Ltd.	17,900	560,849	(52.6)
Daito Trust Construction Co. Ltd.	400	43,442	(4.1)
DMG Mori Co. Ltd.	48,000	835,305	(78.3)
Ebara Corp.	4,800	231,938	(21.7)
Fuji Electric Co. Ltd.	2,000	92,449	(8.7)
FUJIFILM Holdings Corp.	22,600	1,343,577	(125.9)
Fujitsu Ltd.	1,500	197,638	(18.5)
Hitachi Ltd.	12,800	856,825	(80.3)
Honda Motor Co. Ltd.	600	19,550	(1.8)
Hulic Co. Ltd.	30,000	259,443	(24.3)
IHI Corp.	17,900	449,894	(42.2)
ITOCHU Corp.	4,000	165,058	(15.5)
Itochu Techno-Solutions Corp.	24,200	627,822	(58.9)
J Front Retailing Co. Ltd.	178,500	1,777,753	(166.6)
Japan Post Holdings Co. Ltd.	22,500	168,178	(15.8)
Japan Tobacco, Inc.	2,500	55,889	(5.2)
Kakaku.com, Inc.	54,100	825,524	(77.4)
Kao Corp.	20,900	812,299	(76.1)
Kawasaki Kisen Kaisha Ltd.	9,900	305,151	(28.6)
Kirin Holdings Co. Ltd.	113,000	1,699,061	(159.3)
Koei Tecmo Holdings Co. Ltd.	11,200	196,138	(18.4)
Konica Minolta, Inc.	35,200	133,430	(12.5)
Kose Corp.	3,500	350,761	(32.9)
Kubota Corp.	49,700	763,987	(71.6)
Kurita Water Industries Ltd.	800	32,283	(3.0)
Kyowa Kirin Co. Ltd.	24,400	475,068	(44.5)
Lawson, Inc.	25,700	1,317,251	(123.5)
M3, Inc.	11,600	274,445	(25.7)
MISUMI Group, Inc.	7,600	142,568	(13.4)
Mitsubishi Corp.	5,200	270,725	(25.4)
Mitsubishi Chemical Group Corp.	70,400	430,883	(40.4)
Mitsubishi Electric Corp.	13,300	196,533	(18.4)
Mitsubishi Estate Co. Ltd.	80,100	1,004,338	(94.1)
Mitsubishi Gas Chemical Co., Inc.	34,700	532,846	(50.0)
Mitsubishi HC Capital, Inc.	4,900	32,885	(3.1)
Mitsubishi Heavy Industries Ltd.	1,500	72,770	(6.8)
Mitsubishi Motors Corp.	27,200	110,738	(10.4)
Mitsubishi UFJ Financial Group, Inc.	535,700	4,338,279	(406.7)
Mitsui & Co. Ltd.	2,400	95,766	(9.0)
Mitsui Fudosan Co. Ltd.	79,900	1,678,646	(157.4)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mizuho Financial Group, Inc.	14,400	$246,501	(23.1)%
MS&AD Insurance Group Holdings, Inc.	1,200	45,052	(4.2)
Nabtesco Corp.	2,900	63,011	(5.9)
Nexon Co. Ltd.	2,100	41,048	(3.9)
Nihon M&A Center Holdings, Inc.	34,500	203,772	(19.1)
Nikon Corp.	88,800	1,200,940	(112.6)
Nintendo Co. Ltd.	3,500	159,923	(15.0)
NIPPON EXPRESS HOLDINGS, Inc.	4,500	269,970	(25.3)
Nippon Shinyaku Co. Ltd.	2,500	102,464	(9.6)
Nippon Steel Corp.	4,000	92,761	(8.7)
Nippon Telegraph & Telephone Corp.	1,372,400	1,591,662	(149.2)
Nippon Yusen KK	24,100	593,109	(55.6)
Nissan Motor Co. Ltd.	99,800	446,816	(41.9)
Nissin Foods Holdings Co. Ltd.	2,500	215,767	(20.2)
Nomura Real Estate Holdings, Inc.	6,800	172,502	(16.2)
Nomura Research Institute Ltd.	1,600	46,525	(4.4)
Obic Co. Ltd.	2,400	402,065	(37.7)
Olympus Corp.	25,900	431,491	(40.4)
Ono Pharmaceutical Co. Ltd.	3,300	61,875	(5.8)
Open House Group Co. Ltd.	4,900	188,039	(17.6)
Oracle Corp. Japan	400	28,682	(2.7)
Otsuka Corp.	25,700	1,095,143	(102.7)
Otsuka Holdings Co. Ltd.	27,300	1,024,935	(96.1)
Panasonic Holdings Corp.	3,900	49,216	(4.6)
Persol Holdings Co. Ltd.	1,100	22,256	(2.1)
Rakuten Group, Inc.	571,400	2,288,751	(214.5)
Recruit Holdings Co. Ltd.	13,000	460,695	(43.2)
Renesas Electronics Corp.	2,500	48,235	(4.5)
Resona Holdings, Inc.	109,300	595,519	(55.8)
Ricoh Co. Ltd.	103,200	939,210	(88.0)
Sanrio Co. Ltd.	1,900	90,391	(8.5)
SCSK Corp.	15,900	270,352	(25.3)
Sega Sammy Holdings, Inc.	5,500	121,957	(11.4)
Seiko Epson Corp.	5,400	90,704	(8.5)
Sekisui House Ltd.	23,600	491,561	(46.1)
Seven & i Holdings Co. Ltd.	1,200	50,903	(4.8)
Shimizu Corp.	32,100	226,006	(21.2)
Shionogi & Co. Ltd.	21,100	899,017	(84.3)
Socionext, Inc.	1,000	120,868	(11.3)
SoftBank Group Corp.	5,500	286,134	(26.8)
Sojitz Corp.	2,000	48,195	(4.5)
Sompo Holdings, Inc.	600	26,748	(2.5)
Subaru Corp.	38,700	748,787	(70.2)
Sumitomo Chemical Co. Ltd.	95,200	299,958	(28.1)
Sumitomo Mitsui Trust Holdings, Inc.	9,200	357,896	(33.6)
Sumitomo Realty & Development Co. Ltd.	34,800	952,591	(89.3)
Suntory Beverage & Food Ltd.	2,000	72,813	(6.8)
T&D Holdings, Inc.	22,900	380,514	(35.7)
Takashimaya Co. Ltd.	1,400	20,634	(1.9)
Toho Co. Ltd.	9,800	391,274	(36.7)
Tokio Marine Holdings, Inc.	1,100	25,853	(2.4)
Tokyo Electron Ltd.	3,900	598,736	(56.1)
Tokyo Ohka Kogyo Co. Ltd.	6,400	413,650	(38.8)
Tokyo Tatemono Co. Ltd.	72,400	989,013	(92.7)
Toray Industries, Inc.	79,000	452,688	(42.4)
Toyota Industries Corp.	1,200	88,761	(8.3)
Toyota Motor Corp.	72,500	1,236,646	(115.9)
Tsuruha Holdings, Inc.	17,200	1,352,009	(126.7)
Ulvac, Inc.	1,500	65,957	(6.2)

37

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Corp.	7,600	$301,257	(28.2)%
ZOZO, Inc.	31,900	637,827	(59.8)

		51,982,065

Luxembourg
ArcelorMittal SA	17,597	519,774	(48.7)

Macau
Galaxy Entertainment Group Ltd.	30,000	218,562	(20.5)
Wynn Macau Ltd.	249,600	260,524	(24.4)

		479,086

Netherlands
Aalberts NV	416	19,168	(1.8)
ABN AMRO Bank NV, CVA	49,059	852,494	(79.9)
ASR Nederland NV	20,505	946,363	(88.7)
ING Groep NV	85,122	1,249,452	(117.1)
Koninklijke Vopak NV	4,022	155,133	(14.6)
NN Group NV	6,841	266,041	(24.9)
Redcare Pharmacy NV	850	100,727	(9.5)
Wolters Kluwer NV	5,144	660,381	(61.9)

		4,249,759

New Zealand
a2 Milk Co. Ltd.	77,043	269,381	(25.3)
Xero Ltd.	319	26,641	(2.5)

		296,022

Norway
Aker BP ASA	7,827	221,292	(20.7)
DNB Bank ASA	1,080	22,115	(2.1)
Equinor ASA	24,260	748,917	(70.2)
Gjensidige Forsikring ASA	18,552	295,678	(27.7)
Kongsberg Gruppen ASA	22,491	985,630	(92.4)
Var Energi ASA	92,041	284,245	(26.7)

		2,557,877

Puerto Rico
Popular, Inc.	1,198	86,915	(8.2)

Singapore
City Developments Ltd.	54,600	305,632	(28.7)
Mapletree Pan Asia Commercial Trust	64,300	80,379	(7.5)
Sea Ltd., ADR	21,289	1,416,144	(132.7)
Sembcorp Industries Ltd.	446,600	1,842,291	(172.7)
Singapore Airlines Ltd.	25,000	142,512	(13.4)

		3,786,958

Spain
Aena SME SA	3,710	597,388	(56.0)
Atlantica Sustainable Infrastructure PLC	20,039	483,341	(45.3)
Banco Bilbao Vizcaya Argentaria SA	274,920	2,209,559	(207.1)
Banco de Sabadell SA	807,886	1,018,111	(95.4)
Banco Santander SA	22,273	91,668	(8.6)
Bankinter SA	117,129	762,539	(71.5)
CaixaBank SA	42,734	175,582	(16.5)
EDP Renovaveis SA	20,792	406,393	(38.1)
Grifols SA	3,813	56,727	(5.3)
Iberdrola SA	3,530	44,989	(4.2)

		5,846,297

Sweden
Atlas Copco AB, B Shares	15,807	200,714	(18.8)
Avanza Bank Holding AB	4,594	106,811	(10.0)
Beijer Ref AB, Class B	10,478	146,218	(13.7)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Castellum AB	9,854	$115,078	(10.8)%
Electrolux AB	18,831	234,518	(22.0)
Elekta AB, B Shares	65,017	541,225	(50.7)
Getinge AB, B Shares	8,569	163,877	(15.4)
Industrivarden AB, C Shares	11,135	324,032	(30.4)
Indutrade AB	4,664	100,620	(9.4)
L E Lundbergforetagen AB, B Shares	96	4,344	(0.4)
Nibe Industrier AB, B Shares	2,860	26,096	(2.4)
Securitas AB, B Shares	5,505	46,799	(4.4)
Volvo Car AB	12,190	61,811	(5.8)

		2,072,143

Switzerland
ABB Ltd., Registered Shares	15,783	641,611	(60.1)
Belimo Holding AG, Registered Shares	1,154	629,765	(59.0)
Chocoladefabriken Lindt & Spruengli AG,
Participation Certificates	63	781,493	(73.2)
Chocoladefabriken Lindt & Spruengli AG,
Registered Shares	1	123,252	(11.5)
Cie Financiere Richemont SA, Registered Shares	2,934	476,692	(44.7)
Dufry AG, Registered Shares	46,141	2,415,854	(226.5)
Flughafen Zurich AG	2,181	464,189	(43.5)
Georg Fischer AG, Registered Shares	952	66,049	(6.2)
Givaudan SA, Registered Shares	325	1,112,466	(104.3)
Logitech International SA	820	58,296	(5.5)
Novartis AG	16,099	1,696,097	(159.0)
PSP Swiss Property AG	153	18,280	(1.7)
Swiss Prime Site AG, Registered Shares	192	18,840	(1.8)
Temenos AG	3,498	302,573	(28.4)

		8,805,457

United Kingdom
Ashtead Group PLC.	364	27,408	(2.6)
Auto Trader Group PLC.	60,675	511,430	(47.9)
B&M European Value Retail SA	2,907	21,035	(2.0)
Barclays PLC.	236,480	474,005	(44.4)
Bellway PLC.	3,890	112,526	(10.6)
Berkeley Group Holdings PLC.	548	30,712	(2.9)
BP PLC.	26,099	161,316	(15.1)
British American Tobacco PLC.	52,660	1,779,294	(166.8)
British Land Co. PLC.	121,120	535,008	(50.2)
Burberry Group PLC.	688	19,809	(1.9)
Compass Group PLC.	17,818	469,226	(44.0)
ConvaTec Group PLC.	127,138	347,080	(32.5)
Diploma PLC.	2,088	88,369	(8.3)
Drax Group PLC.	4,501	35,576	(3.3)
easyJet PLC.	214,365	1,252,084	(117.4)
Halma PLC.	605	17,650	(1.7)
Hammerson PLC.	40	14	(0.0)
HSBC Holdings PLC.	63,301	523,812	(49.1)
IMI PLC.	26,031	552,825	(51.8)
Inchcape PLC.	33,591	359,355	(33.7)
International Consolidated Airlines Group SA	151,791	334,346	(31.3)
ITV PLC.	484,715	457,713	(42.9)
J Sainsbury PLC.	276,629	1,003,263	(94.0)
Kingfisher PLC.	18,927	60,761	(5.7)
Land Securities Group PLC.	14,065	118,894	(11.1)
Legal & General Group PLC.	11,005	33,042	(3.1)
Liberty Global PLC, Class A	48,131	893,793	(83.8)
Liberty Global PLC, Class C	14,589	288,279	(27.0)
Lloyds Banking Group PLC.	1,154,704	675,537	(63.3)
London Stock Exchange Group PLC.	11,943	1,321,184	(123.8)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Man Group PLC.	12,209	$37,758	(3.5)%
Marks & Spencer Group PLC.	14,602	38,748	(3.6)
National Grid PLC.	19,585	264,469	(24.8)
NatWest Group PLC.	45,481	143,129	(13.4)
Pennon Group PLC.	60,092	552,978	(51.8)
Phoenix Group Holdings PLC.	20,308	146,154	(13.7)
Rightmove PLC.	80,893	603,414	(56.6)
RS GROUP PLC.	8,023	81,000	(7.6)
Sage Group PLC.	31,430	380,175	(35.6)
Segro PLC.	130,053	1,297,782	(121.7)
Smiths Group PLC.	58,934	1,307,740	(122.6)
Spectris PLC.	66,199	3,042,919	(285.2)
SSE PLC.	9,048	198,962	(18.7)
Standard Chartered PLC.	6,022	57,775	(5.4)
Tate & Lyle PLC.	2,687	26,219	(2.5)
Tesco PLC.	124,901	421,282	(39.5)
Tritax Big Box REIT PLC.	376,216	678,259	(63.6)
UNITE Group PLC.	2,443	31,046	(2.9)
United Utilities Group PLC.	59,890	781,937	(73.3)
Vodafone Group PLC.	821,887	796,063	(74.6)
Weir Group PLC.	815	19,358	(1.8)

		23,412,513

United States
3M Co.	431	48,057	(4.5)
A O Smith Corp.	1,693	122,963	(11.5)
Acadia Healthcare Co., Inc.	217	17,150	(1.6)
Adient PLC.	547	23,280	(2.2)
Adobe, Inc.	3,967	2,166,656	(203.1)
Advanced Drainage Systems, Inc.	1,022	124,674	(11.7)
AECOM	2,181	189,747	(17.8)
AES Corp.	21,427	463,466	(43.4)
Affiliated Managers Group, Inc.	772	107,030	(10.0)
Agilent Technologies, Inc.	21,078	2,566,668	(240.6)
Akamai Technologies, Inc.	18,573	1,755,148	(164.5)
Alaska Air Group, Inc.	15,981	777,156	(72.8)
Alcoa Corp.	54,989	1,990,052	(186.5)
Align Technology, Inc.	4,514	1,705,795	(159.9)
Alkermes PLC	17,786	520,774	(48.8)
Allegion PLC	619	72,336	(6.8)
Allstate Corp.	11,108	1,251,649	(117.3)
Alphabet, Inc., Class A	289	38,356	(3.6)
Alphabet, Inc., Class C	13,236	1,761,844	(165.2)
Amazon.com, Inc.	14,761	1,973,250	(185.0)
Amdocs Ltd.	1,921	179,882	(16.9)
Ameren Corp.	1,220	104,517	(9.8)
American Airlines Group, Inc.	36,045	603,754	(56.6)
American Financial Group, Inc.	4,610	560,622	(52.6)
American International Group, Inc.	1,087	65,524	(6.1)
AMETEK, Inc.	8,543	1,354,920	(127.0)
Amgen, Inc.	531	124,334	(11.7)
AMN Healthcare Services, Inc.	5,615	601,647	(56.4)
ANSYS, Inc.	1,530	523,413	(49.1)
Apple, Inc.	5,023	986,768	(92.5)
Applied Materials, Inc.	4,178	633,343	(59.4)
AptarGroup, Inc.	256	31,094	(2.9)
Armstrong World Industries, Inc.	1,392	107,685	(10.1)
Arrow Electronics, Inc.	1,146	163,351	(15.3)
Asbury Automotive Group, Inc.	100	22,560	(2.1)
Ashland, Inc.	10,566	965,310	(90.5)
Atkore, Inc.	136	21,579	(2.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Atlassian Corp. Ltd., Class A	209	$38,025	(3.6)%
Autodesk, Inc.	116	24,591	(2.3)
AutoNation, Inc.	9,574	1,541,223	(144.5)
AvalonBay Communities, Inc.	396	74,705	(7.0)
Avis Budget Group, Inc.	185	40,754	(3.8)
Bank of America Corp.	19,669	629,408	(59.0)
Bank OZK	2,501	109,369	(10.3)
Bausch Health Cos, Inc.	3,023	29,379	(2.8)
Beacon Roofing Supply, Inc.	7,343	629,075	(59.0)
Best Buy Co., Inc.	1,525	126,651	(11.9)
BioMarin Pharmaceutical, Inc.	4,273	375,725	(35.2)
Block, Inc.	40,633	3,272,175	(306.7)
Boeing Co.	984	235,028	(22.0)
Booking Holdings, Inc.	67	199,044	(18.7)
Box, Inc., Class A	24,723	772,594	(72.4)
Boyd Gaming Corp.	9,791	668,921	(62.7)
Brighthouse Financial, Inc.	14,744	768,605	(72.0)
Bristol-Myers Squibb Co.	25,322	1,574,775	(147.6)
BRP, Inc.	3,796	348,642	(32.7)
Bruker Corp.	17,669	1,214,214	(113.8)
Builders FirstSource, Inc.	4,074	588,408	(55.2)
Burlington Stores, Inc.	911	161,812	(15.2)
Cable One, Inc.	134	97,008	(9.1)
CACI International, Inc., Class A	1,595	558,952	(52.4)
Cadence Design Systems, Inc.	2,287	535,181	(50.2)
Caesars Entertainment, Inc.	7,978	470,862	(44.1)
Camden Property Trust	5,921	645,922	(60.5)
Capital One Financial Corp.	3,589	419,985	(39.4)
Carlisle Cos., Inc.	3,126	866,527	(81.2)
Carmax, Inc.	2,223	183,642	(17.2)
Carnival Corp.	27,425	516,687	(48.4)
Carnival PLC.	27,485	474,274	(44.5)
Casey’s General Stores, Inc.	451	113,950	(10.7)
Caterpillar, Inc.	1,018	269,943	(25.3)
Charter Communications, Inc., Class A	3,627	1,469,624	(137.8)
Chemed Corp.	1,813	944,736	(88.6)
Cheniere Energy, Inc.	605	97,925	(9.2)
Chevron Corp.	6,547	1,071,482	(100.4)
Chewy, Inc., Class A	8,633	292,659	(27.4)
Chubb Ltd.	125	25,551	(2.4)
Church & Dwight Co., Inc.	3,463	331,305	(31.1)
Ciena Corp.	5,553	234,337	(22.0)
Cintas Corp.	4,664	2,341,515	(219.5)
Cirrus Logic, Inc.	2,234	180,507	(16.9)
Citigroup, Inc.	1,829	87,170	(8.2)
Citizens Financial Group, Inc.	4,834	155,945	(14.6)
Clean Harbors, Inc.	2,917	484,980	(45.5)
Cleveland-Cliffs, Inc.	15,888	280,423	(26.3)
Clorox Co.	2,016	305,384	(28.6)
CMS Energy Corp.	3,340	203,974	(19.1)
Coca-Cola Co.	4,334	268,405	(25.2)
Coinbase Global, Inc., Class A	1,250	123,263	(11.6)
Colgate-Palmolive Co.	455	34,698	(3.3)
Columbia Banking System, Inc.	2,678	59,853	(5.6)
Columbia Sportswear Co.	3,541	278,358	(26.1)
Comerica, Inc.	8,093	436,698	(40.9)
Commercial Metals Co.	11,305	646,872	(60.6)
ConocoPhillips	31,236	3,677,102	(344.7)
Copart, Inc.	276	24,396	(2.3)
Costco Wholesale Corp.	471	264,076	(24.8)
Credit Acceptance Corp.	1,058	588,883	(55.2)

39

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Crocs, Inc.	3,696	$400,462	(37.5)%
Crowdstrike Holdings, Inc., Class A	3,392	548,351	(51.4)
CSX Corp.	18,885	629,248	(59.0)
CubeSmart	10,105	438,153	(41.1)
Cummins, Inc.	1,286	335,389	(31.4)
Curtiss-Wright Corp.	1,028	196,718	(18.4)
CVS Health Corp.	17,627	1,316,561	(123.4)
Danaher Corp.	1,389	354,278	(33.2)
Darling Ingredients, Inc.	1,364	94,457	(8.9)
Deere & Co.	1,078	463,109	(43.4)
Dell Technologies, Inc.	13,703	725,163	(68.0)
Delta Air Lines, Inc.	22,535	1,042,469	(97.7)
DENTSPLY SIRONA, Inc.	844	35,043	(3.3)
Devon Energy Corp.	3,748	202,392	(19.0)
Dick’s Sporting Goods, Inc.	1,973	278,193	(26.1)
DISH Network Corp., Class A	11,684	92,654	(8.7)
DocuSign, Inc., Class A	888	47,792	(4.5)
Dolby Laboratories, Inc., Class A	1,098	97,294	(9.1)
Domino’s Pizza, Inc.	2,634	1,045,013	(98.0)
Dover Corp.	2,140	312,376	(29.3)
DR Horton, Inc.	2,033	258,232	(24.2)
Dropbox, Inc.	24,399	657,553	(61.6)
DTE Energy Co.	2,123	242,659	(22.7)
DuPont de Nemours, Inc.	24,506	1,902,401	(178.3)
Eastman Chemical Co.	8,401	718,958	(67.4)
eBay, Inc.	92,191	4,103,421	(384.6)
Edwards Lifesciences Corp.	5,204	427,092	(40.0)
Elastic NV	2,092	139,013	(13.0)
Electronic Arts, Inc.	20,448	2,788,085	(261.3)
Elevance Health, Inc.	562	265,056	(24.8)
EMCOR Group, Inc.	6,307	1,356,257	(127.1)
Enovis Corp.	4,460	284,994	(26.7)
Ensign Group, Inc.	194	18,793	(1.8)
EOG Resources, Inc.	9,777	1,295,746	(121.5)
EPAM Systems, Inc.	634	150,138	(14.1)
Equity LifeStyle Properties, Inc.	6,384	454,413	(42.6)
Equity Residential	7,009	462,173	(43.3)
Etsy, Inc.	16,656	1,693,082	(158.7)
Evercore, Inc., Class A	1,748	236,085	(22.1)
Exact Sciences Corp.	1,035	100,954	(9.5)
Exelixis, Inc.	40,079	789,957	(74.0)
Experian PLC.	25,375	997,666	(93.5)
Extra Space Storage, Inc.	356	49,687	(4.7)
Exxon Mobil Corp.	11,156	1,196,369	(112.1)
Fair Isaac Corp.	1,561	1,308,071	(122.6)
FedEx Corp.	716	193,284	(18.1)
Fidelity National Information Services, Inc.	21,659	1,307,770	(122.6)
First American Financial Corp.	2,158	136,774	(12.8)
Fiserv, Inc.	3,007	379,513	(35.6)
Flex Ltd.	8,629	236,089	(22.1)
Flowserve Corp.	2,845	107,427	(10.1)
Fluor Corp.	35,126	1,088,203	(102.0)
Ford Motor Co.	42,868	566,286	(53.1)
Fox Corp., Class A	37,458	1,252,970	(117.4)
Fox Corp., Class B	37,736	1,185,288	(111.1)
Franklin Resources, Inc.	4,165	121,785	(11.4)
Freeport-McMoRan, Inc.	17,490	780,929	(73.2)
Gap, Inc.	10,584	109,015	(10.2)
Garmin Ltd.	25,723	2,723,808	(255.3)
Gartner, Inc.	491	173,613	(16.3)
Generac Holdings, Inc.	111	17,061	(1.6)
General Dynamics Corp.	19,302	4,315,541	(404.5)

Security	Shares	Value	% of Basket Value

United States (continued)
General Motors Co.	125,966	$4,833,315	(453.1)%
Gilead Sciences, Inc.	1,560	118,778	(11.1)
Global Payments, Inc.	13,095	1,443,724	(135.3)
Globe Life, Inc.	255	28,603	(2.7)
Globus Medical, Inc.	10,763	648,686	(60.8)
GoDaddy, Inc., Class A	9,266	714,316	(67.0)
Graco, Inc.	420	33,319	(3.1)
GSK PLC	10,133	181,939	(17.1)
Guidewire Software, Inc.	6,619	561,424	(52.6)
Halliburton Co.	13,511	528,010	(49.5)
Halozyme Therapeutics, Inc.	8,271	355,322	(33.3)
Harley-Davidson, Inc.	26,142	1,009,343	(94.6)
Healthpeak Properties, Inc.	2,095	45,734	(4.3)
Helmerich & Payne, Inc.	18,974	849,466	(79.6)
Herc Holdings, Inc.	6,888	921,821	(86.4)
Hershey Co.	2,836	655,995	(61.5)
Hess Corp.	2,969	450,486	(42.2)
Hewlett Packard Enterprise Co.	59,240	1,029,591	(96.5)
Hilton Grand Vacations, Inc.	4,109	191,069	(17.9)
Holcim Ltd.	34,788	2,457,100	(230.3)
Honeywell International, Inc.	321	62,316	(5.8)
HP, Inc.	18,653	612,378	(57.4)
Humana, Inc.	1,091	498,402	(46.7)
Huntsman Corp.	87,091	2,592,699	(243.0)
IDEXX Laboratories, Inc.	304	168,638	(15.8)
Inari Medical, Inc.	4,405	251,393	(23.6)
Incyte Corp.	6,814	434,188	(40.7)
Insperity, Inc.	2,663	313,302	(29.4)
Intel Corp.	89,234	3,191,900	(299.2)
Invesco Ltd.	87,708	1,473,494	(138.1)
Ionis Pharmaceuticals, Inc.	11,397	472,178	(44.3)
IQVIA Holdings, Inc.	167	37,368	(3.5)
Iron Mountain, Inc.	494	30,332	(2.8)
ITT, Inc.	2,706	269,518	(25.3)
J M Smucker Co.	3,726	561,322	(52.6)
Jabil, Inc.	1,788	197,878	(18.5)
Jack Henry & Associates, Inc.	8,734	1,463,556	(137.2)
Jazz Pharmaceuticals PLC	261	34,040	(3.2)
Johnson & Johnson	24,157	4,047,022	(379.4)
Johnson Controls International PLC	511	35,540	(3.3)
Jones Lang LaSalle, Inc.	525	87,439	(8.2)
KeyCorp.	129,216	1,590,649	(149.1)
Keysight Technologies, Inc.	4,075	656,401	(61.5)
Kimberly-Clark Corp.	20,879	2,695,479	(252.7)
KLA Corp.	193	99,192	(9.3)
Knight-Swift Transportation Holdings, Inc.	1,880	114,210	(10.7)
Kroger Co.	27,049	1,315,663	(123.3)
Lamar Advertising Co., Class A	7,086	699,388	(65.6)
Lamb Weston Holdings, Inc.	411	42,592	(4.0)
Landstar System, Inc.	148	30,131	(2.8)
Lattice Semiconductor Corp.	8,916	810,821	(76.0)
Lear Corp.	1,031	159,558	(15.0)
Leggett & Platt, Inc.	3,382	98,957	(9.3)
Lennar Corp., Class A	25,029	3,174,428	(297.6)
Lennox International, Inc.	115	42,256	(4.0)
Liberty Broadband Corp., Class C	8,693	774,807	(72.6)
Liberty Media Corp.-Liberty Formula One,
Class C	3,071	222,955	(20.9)
Liberty Media Corp.-Liberty SiriusXM, Class C	2,883	91,766	(8.6)
Light & Wonder, Inc.	1,187	83,446	(7.8)
Lincoln National Corp.	17,438	488,962	(45.8)
Lithia Motors, Inc., Class A	105	32,606	(3.1)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

United States (continued)
Live Nation Entertainment, Inc.	7,753	$680,326	(63.8)%
Livent Corp.	2,375	58,473	(5.5)
Lockheed Martin Corp.	675	301,300	(28.2)
Lululemon Athletica, Inc.	3,052	1,155,274	(108.3)
Lyft, Inc.	71,313	906,388	(85.0)
LyondellBasell Industries NV, Class A	4,355	430,535	(40.4)
M&T Bank Corp.	1,194	166,993	(15.7)
Macy’s, Inc.	4,049	67,173	(6.3)
Manhattan Associates, Inc.	21,883	4,171,337	(391.0)
Marathon Oil Corp.	32,989	866,621	(81.2)
Marathon Petroleum Corp.	15,305	2,035,871	(190.8)
MarketAxess Holdings, Inc.	102	27,460	(2.6)
Marriott Vacations Worldwide Corp.	5,157	662,726	(62.1)
Marsh & McLennan Cos, Inc.	1,029	193,884	(18.2)
Martin Marietta Materials, Inc.	1,232	550,039	(51.6)
Masco Corp.	8,732	529,858	(49.7)
MasTec, Inc.	1,191	140,240	(13.1)
Match Group, Inc.	18,505	860,668	(80.7)
McCormick & Co., Inc.	526	47,066	(4.4)
McKesson Corp.	713	286,911	(26.9)
Medical Properties Trust, Inc.	50,610	510,655	(47.9)
Meta Platforms, Inc., Class A	571	181,921	(17.1)
MetLife, Inc.	60,136	3,786,764	(355.0)
Mettler-Toledo International, Inc.	639	803,523	(75.3)
MGIC Investment Corp.	20,245	338,901	(31.8)
MGM Resorts International	48,094	2,441,732	(228.9)
Microchip Technology, Inc.	4,212	395,675	(37.1)
Micron Technology, Inc.	40,874	2,917,995	(273.5)
Microsoft Corp.	28,501	9,574,056	(897.5)
Mid-America Apartment Communities, Inc.	2,745	410,817	(38.5)
Mohawk Industries, Inc.	22,922	2,437,525	(228.5)
Moody’s Corp.	10,181	3,591,348	(336.6)
MP Materials Corp.	12,002	286,248	(26.8)
MSCI, Inc., Class A	1,426	781,562	(73.3)
Murphy Oil Corp.	984	42,578	(4.0)
Murphy USA, Inc.	188	57,722	(5.4)
Nasdaq, Inc.	6,707	338,636	(31.7)
NCR Corp.	7,441	200,014	(18.7)
Nestle SA	25,104	3,118,081	(292.3)
NetApp, Inc.	5,933	462,833	(43.4)
Netflix, Inc.	190	83,404	(7.8)
Neurocrine Biosciences, Inc.	3,837	390,952	(36.6)
New Relic, Inc.	1,564	131,345	(12.3)
Newmont Corp.	29,251	1,255,453	(117.7)
Norfolk Southern Corp.	158	36,907	(3.5)
Northern Trust Corp.	1,994	159,759	(15.0)
Northrop Grumman Corp.	1,139	506,855	(47.5)
NOV, Inc.	1,217	24,437	(2.3)
NRG Energy, Inc.	4,191	159,216	(14.9)
Nutanix, Inc.	1,691	51,068	(4.8)
NVIDIA Corp.	3,472	1,622,431	(152.1)
OneMain Holdings, Inc.	30,635	1,393,280	(130.6)
ONEOK, Inc.	982	65,833	(6.2)
O’Reilly Automotive, Inc.	3,829	3,544,850	(332.3)
Oshkosh Corp.	11,313	1,041,588	(97.6)
Otis Worldwide Corp.	8,681	789,624	(74.0)
Ovintiv, Inc.	10,144	467,412	(43.8)
Ovintiv, Inc.	2,057	94,807	(8.9)
Owens Corning	1,327	185,767	(17.4)
Palo Alto Networks, Inc.	7,148	1,786,714	(167.5)
Paychex, Inc.	14,781	1,854,572	(173.8)
PayPal Holdings, Inc.	30,948	2,346,477	(220.0)

Security	Shares	Value	% of Basket Assets

United States (continued)
Penn Entertainment, Inc.	46,877	$1,232,396	(115.5)%
Penske Automotive Group, Inc.	685	110,573	(10.4)
PepsiCo, Inc.	10,358	1,941,711	(182.0)
Phillips 66	529	59,010	(5.5)
Pinnacle Financial Partners, Inc.	1,456	110,510	(10.4)
Pioneer Natural Resources Co.	875	197,461	(18.5)
Planet Fitness, Inc., Class A	4,889	330,203	(31.0)
Polaris, Inc.	234	31,787	(3.0)
Post Holdings, Inc.	1,672	142,622	(13.4)
Power Integrations, Inc.	4,798	466,078	(43.7)
PPL Corp.	81,029	2,230,728	(209.1)
Primo Water Corp.	23,666	335,311	(31.4)
Procter & Gamble Co.	3,118	487,343	(45.7)
Prudential Financial, Inc.	10,441	1,007,452	(94.4)
PTC Therapeutics, Inc.	11,900	480,046	(45.0)
Public Storage	1,390	391,633	(36.7)
PulteGroup, Inc.	5,161	435,537	(40.8)
Pure Storage, Inc., Class A	4,331	160,204	(15.0)
PVH Corp.	261	23,396	(2.2)
Qorvo, Inc.	2,681	294,964	(27.6)
Qualys, Inc.	3,317	460,400	(43.2)
Quanta Services, Inc.	354	71,373	(6.7)
Ralph Lauren Corp., Class A	2,713	356,298	(33.4)
Regeneron Pharmaceuticals, Inc., Registered Shares	463	343,504	(32.2)
Reinsurance Group of America, Inc.	1,907	267,647	(25.1)
Republic Services, Inc., Class A	7,933	1,198,756	(112.4)
Robert Half, Inc.	2,995	222,079	(20.8)
ROBLOX Corp.	22,966	901,416	(84.5)
Roche Holding AG	1,821	612,288	(57.4)
Roku, Inc.	7,054	679,089	(63.7)
Rollins, Inc.	11,484	468,892	(44.0)
Royal Caribbean Cruises Ltd.	13,339	1,455,418	(136.4)
Royal Gold, Inc.	2,137	256,739	(24.1)
S&P Global, Inc.	4,706	1,856,564	(174.0)
Sarepta Therapeutics, Inc.	1,225	132,778	(12.4)
SBA Communications Corp., Class A	2,312	506,212	(47.4)
Scotts Miracle Gro Co.	18,519	1,297,071	(121.6)
Seagate Technology Holdings PLC	7,626	484,251	(45.4)
SEI Investments Co.	10,182	641,364	(60.1)
Sempra	155	23,098	(2.2)
Service Corp. International	11,146	742,881	(69.6)
Signify NV	13,132	421,791	(39.5)
Silicon Laboratories, Inc.	1,173	174,941	(16.4)
Simon Property Group, Inc.	316	39,374	(3.7)
Sirius XM Holdings, Inc.	41,264	210,446	(19.7)
Skyline Champion Corp.	942	65,620	(6.1)
SM Energy Co.	933	33,859	(3.2)
Smartsheet, Inc., Class A	457	20,291	(1.9)
Snap, Inc.	6,356	72,204	(6.8)
Snap-on, Inc.	4,291	1,169,040	(109.6)
Southwest Airlines Co.	1,741	59,473	(5.6)
Southwestern Energy Co.	10,274	66,576	(6.2)
Splunk, Inc.	4,638	502,435	(47.1)
Spotify Technology SA	11,163	1,667,864	(156.3)
Steel Dynamics, Inc.	3,480	370,898	(34.8)
Stryker Corp.	13,650	3,868,546	(362.6)
Sun Communities, Inc.	220	28,666	(2.7)
Swiss Re AG	5,943	627,169	(58.8)
Synaptics, Inc.	456	41,181	(3.9)
Synchrony Financial	16,567	572,224	(53.6)
Synopsys, Inc.	5,636	2,546,345	(238.7)

41

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

United States (continued)
Synovus Financial Corp.	11,227	$380,595	(35.7	) %
T Rowe Price Group, Inc.	6,210	765,445	(71.7)
Tapestry, Inc.	6,457	278,620	(26.1)
Target Corp.	16,487	2,249,981	(210.9)
Taylor Morrison Home Corp., Class A	3,079	149,085	(14.0)
TD SYNNEX Corp.	5,908	583,179	(54.7)
TE Connectivity Ltd.	3,513	504,080	(47.3)
Teledyne Technologies, Inc.	585	224,950	(21.1)
Tenet Healthcare Corp.	1,495	111,721	(10.5)
Teradata Corp.	37,206	2,115,161	(198.3)
Teradyne, Inc.	3,508	396,194	(37.1)
Texas Pacific Land Corp.	73	109,960	(10.3)
Textron, Inc.	29,053	2,259,452	(211.8)
Timken Co.	562	52,187	(4.9)
T-Mobile US, Inc.	23,568	3,246,963	(304.4)
Toll Brothers, Inc.	5,093	409,121	(38.3)
TopBuild Corp.	740	202,708	(19.0)
Trane Technologies PLC	1,193	237,932	(22.3)
Transocean Ltd.	17,361	152,777	(14.3)
TransUnion	244	19,444	(1.8)
Travel + Leisure Co.	14,146	576,167	(54.0)
Travelers Cos, Inc.	3,159	545,275	(51.1)
Trex Co., Inc.	4,950	342,243	(32.1)
Trimble, Inc.	4,214	226,713	(21.3)
Truist Financial Corp.	5,194	172,545	(16.2)
Twilio, Inc., Class A	6,938	458,116	(42.9)
Tyson Foods, Inc., Class A	21,660	1,206,895	(113.1)
UDR, Inc.	5,029	205,586	(19.3)
UFP Industries, Inc.	3,311	340,238	(31.9)
UGI Corp.	6,174	166,636	(15.6)
U-Haul Holding Co.	468	26,774	(2.5)
Ulta Beauty, Inc.	3,493	1,553,686	(145.6)
United Airlines Holdings, Inc.	24,469	1,328,911	(124.6)
United States Steel Corp.	76,586	1,952,943	(183.1)
United Therapeutics Corp.	1,834	445,148	(41.7)
Unity Software, Inc.	2,142	98,189	(9.2)
US Bancorp	25,334	1,005,253	(94.2)
US Foods Holding Corp.	2,585	110,457	(10.4)
Valero Energy Corp.	16,748	2,158,985	(202.4)
Valmont Industries, Inc.	63	16,679	(1.6)
Veeva Systems, Inc., Class A	1,999	408,236	(38.3)
Ventas, Inc.	1,091	52,935	(5.0)
VeriSign, Inc.	14,468	3,052,025	(286.1)
Verisk Analytics, Inc., Class A	3,187	729,632	(68.4)
Vertex Pharmaceuticals, Inc.	1,277	449,938	(42.2)
Visa, Inc., Class A	13,166	3,129,953	(293.4)
Visteon Corp.	3,414	526,063	(49.3)
Vistra Corp.	46,543	1,305,997	(122.4)
Vulcan Materials Co.	5,449	1,201,505	(112.6)
W R Berkley Corp.	4,480	276,371	(25.9)
Waste Connections, Inc.	271	38,257	(3.6)
Waste Management, Inc.	3,455	565,894	(53.0)
Waters Corp.	74	20,440	(1.9)
Watsco, Inc.	1,406	531,735	(49.8)
WEC Energy Group, Inc.	497	44,660	(4.2)
Western Alliance Bancorp	1,513	78,600	(7.4)
Western Digital Corp.	4,689	199,564	(18.7)
Westinghouse Air Brake Technologies Corp.	9,318	1,103,624	(103.5)
Westlake Corp.	7,863	1,081,163	(101.3)
WEX, Inc.	13,833	2,619,279	(245.5)
Weyerhaeuser Co.	17,534	597,208	(56.0)

Security	Shares	Value	% of Basket Assets

United States (continued)
Williams-Sonoma, Inc.	2,011	$278,805	(26.1	) %
Willis Towers Watson PLC	2,901	613,068	(57.5)
WillScot Mobile Mini Holdings Corp.	4,009	192,232	(18.0)
Woodward, Inc.	1,175	141,447	(13.3)
Workday, Inc., Class A	1,028	243,770	(22.8)
Workiva, Inc., Class A	1,084	114,134	(10.7)
WW Grainger, Inc.	828	611,470	(57.3)
Ziff Davis, Inc.	2,564	185,941	(17.4)
Zillow Group, Inc., Class C	21,164	1,146,242	(107.4)
Zimmer Biomet Holdings, Inc.	827	114,250	(10.7)
Zions Bancorp NA	577	22,070	(2.1)
Zoom Video Communications, Inc., Class A	673	49,365	(4.6)
Zscaler, Inc.	411	65,916	(6.2)

		300,572,357

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,354	155,416	(14.6)
Porsche Automobil Holding SE	2,037	122,325	(11.4)
Volkswagen AG	1,670	226,279	(21.2)

		504,020

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	464	63	(0.0)

Total Reference Entity — Long		463,964,679

Reference Entity — Short

Common Stocks

Australia
Ampol Ltd.	(46,028)	(1,034,021)	96.9
ANZ Group Holdings Ltd.	(21,538)	(374,318)	35.1
ASX Ltd.	(801)	(33,874)	3.2
BHP Group Ltd.	(24,044)	(754,750)	70.8
Bluescope Steel Ltd.	(3,841)	(57,457)	5.4
Carsales.com Ltd.	(78,248)	(1,328,269)	124.5
EBOS Group Ltd.	(22,374)	(546,506)	51.2
Endeavour Group Ltd.	(69,307)	(287,379)	26.9
Fortescue Metals Group Ltd.	(13,957)	(206,903)	19.4
Glencore PLC	(168,323)	(1,042,315)	97.7
IGO Ltd.	(34,659)	(328,942)	30.8
Iluka Resources Ltd.	(9,411)	(65,319)	6.1
Incitec Pivot Ltd.	(358,193)	(736,619)	69.1
Insurance Australia Group Ltd.	(199,968)	(801,323)	75.1
Lendlease Corp Ltd.	(30,616)	(180,750)	16.9
Lottery Corp. Ltd.	(89,726)	(314,449)	29.5
Lynas Rare Earths Ltd.	(56,903)	(260,778)	24.4
Medibank Pvt Ltd.	(8,491)	(20,083)	1.9
National Australia Bank Ltd.	(1,937)	(37,173)	3.5
Newcrest Mining Ltd.	(13,589)	(242,798)	22.8
NEXTDC Ltd.	(106,200)	(925,883)	86.8
Northern Star Resources Ltd.	(81,335)	(645,285)	60.5
Pilbara Minerals Ltd.	(36,686)	(121,123)	11.4
Reece Ltd.	(137,887)	(1,848,114)	173.2
Rio Tinto Ltd.	(11,645)	(925,224)	86.7
Sandfire Resources Ltd.	(4,961)	(22,471)	2.1
Santos Ltd.	(290,006)	(1,576,248)	147.8
Sonic Healthcare Ltd.	(2,104)	(49,806)	4.7

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

Australia (continued)
South32 Ltd.	(228,375)	$(605,281)	56.7%
Suncorp Group Ltd.	(2,876)	(27,295)	2.6
Telstra Group Ltd.	(140,399)	(399,742)	37.5
Wesfarmers Ltd.	(111,433)	(3,741,432)	350.7
Westpac Banking Corp.	(2,703)	(40,756)	3.8
Woodside Energy Group Ltd.	(218,242)	(5,691,723)	533.5

		(25,274,409)

Austria
Erste Group Bank AG	(14,223)	(549,250)	51.5
Mondi PLC	(37,493)	(668,272)	62.6

		(1,217,522)

Belgium
Anheuser-Busch InBev SA/NV	(11,915)	(689,671)	64.6

Brazil
Yara International ASA	(10,963)	(451,851)	42.4

Canada
Cameco Corp.	(200)	(7,029)	0.7
Canadian Apartment Properties REIT	(24,665)	(961,249)	90.1
CCL Industries, Inc., Class B	(14,266)	(683,701)	64.1
Finning International, Inc.	(9,929)	(341,876)	32.0
Great-West Lifeco, Inc.	(9,687)	(291,070)	27.3
iA Financial Corp., Inc.	(18,823)	(1,303,617)	122.2
IGM Financial, Inc.	(1,833)	(57,096)	5.4
Intact Financial Corp.	(10,772)	(1,590,789)	149.1
Loblaw Cos Ltd.	(3,958)	(351,045)	32.9
National Bank of Canada	(18,064)	(1,415,085)	132.6
Nutrien Ltd.	(3,061)	(210,867)	19.8
Nuvei Corp.	(23,696)	(807,790)	75.7
Onex Corp.	(18,635)	(1,144,183)	107.3
Paramount Resources Ltd., Class A	(2,745)	(64,863)	6.1
Parex Resources, Inc.	(2,956)	(65,457)	6.1
Parkland Corp.	(69,326)	(1,892,479)	177.4
Peyto Exploration & Development Corp.	(1,712)	(14,769)	1.4
Quebecor, Inc., Class B	(2,286)	(55,939)	5.2
Saputo, Inc.	(29,939)	(631,842)	59.2
SNC-Lavalin Group, Inc.	(15,324)	(445,044)	41.7
TMX Group Ltd.	(1,476)	(32,832)	3.1
Toromont Industries Ltd.	(12,051)	(1,026,376)	96.2

		(13,394,998)

China
NXP Semiconductors NV	(483)	(107,699)	10.1
Prosus NV	(3,843)	(310,513)	29.1
Wilmar International Ltd.	(7,300)	(21,344)	2.0

		(439,556)

Denmark
AP Moller - Maersk A/S, Class B	(14)	(28,687)	2.7
Carlsberg AS, Class B	(1,276)	(195,757)	18.3
Coloplast A/S	(1,726)	(216,055)	20.3
Danske Bank A/S	(1,715)	(41,679)	3.9
DSV A/S	(2,451)	(500,909)	47.0
Orsted AS	(1,947)	(171,749)	16.1
Royal Unibrew A/S	(1,168)	(103,286)	9.7
Tryg A/S	(9,860)	(196,293)	18.4
Vestas Wind Systems A/S	(26,341)	(719,568)	67.4

		(2,173,983)

Finland
Elisa OYJ	(17,755)	(940,885)	88.2

Security	Shares	Value	% of Basket Assets

Finland (continued)
Fortum OYJ	(26,530)	$(365,820)	34.3%
Kesko OYJ, B Shares	(24,648)	(503,603)	47.2
Nordea Bank Abp	(101,787)	(1,184,387)	111.0
Orion OYJ	(7,891)	(308,375)	28.9
Sampo OYJ, A Shares	(1,928)	(84,747)	7.9
Stora Enso OYJ, R Shares	(4,513)	(56,590)	5.3
UPM-Kymmene OYJ	(31,038)	(1,035,382)	97.1

		(4,479,789)

France
Adevinta ASA	(62,261)	(464,740)	43.6

Germany
adidas AG	(1,149)	(236,875)	22.2
AIXTRON SE	(1,854)	(74,964)	7.0
Bayer AG	(6,378)	(380,935)	35.7
Bayerische Motoren Werke AG	(8,527)	(1,062,406)	99.6
Bechtle AG	(14,272)	(641,670)	60.2
Brenntag SE	(3,964)	(313,836)	29.4
CTS Eventim AG & Co. KGaA	(315)	(21,442)	2.0
Deutsche Boerse AG	(9,604)	(1,879,242)	176.2
DHL Group, Registered Shares	(16,581)	(871,453)	81.7
Evonik Industries AG	(8,571)	(177,512)	16.6
Evotec SE	(8,112)	(218,093)	20.5
Fresenius Medical Care AG & Co. KGaA	(3,006)	(159,179)	14.9
Fresenius SE & Co. KGaA	(8,590)	(273,548)	25.6
Hannover Rueck SE	(1,549)	(336,858)	31.6
Hella GmbH & Co. KGaA	(3,254)	(263,681)	24.7
HelloFresh SE	(2,636)	(76,665)	7.2
Puma SE	(2,895)	(199,687)	18.7
Symrise AG, Class A	(231)	(25,540)	2.4
Telefonica Deutschland Holding AG	(11,330)	(31,227)	2.9
Vonovia SE	(36,540)	(868,550)	81.4

		(8,113,363)

Hong Kong
Prudential PLC	(112,820)	(1,594,361)	149.5

Israel
ICL Group Ltd.	(10,797)	(72,743)	6.8
Mobileye Global, Inc., Class A	(13,044)	(498,020)	46.7

		(570,763)

Italy
Assicurazioni Generali SpA	(69,294)	(1,508,386)	141.4
Banca Mediolanum SpA	(33,885)	(336,274)	31.5
Coca-Cola HBC AG	(5,663)	(169,848)	15.9
DiaSorin SpA	(2,440)	(279,317)	26.2
Eni SpA	(80,671)	(1,258,136)	117.9
Iveco Group NV	(1,472)	(14,267)	1.3
Leonardo SpA	(31,854)	(440,412)	41.3
Nexi SpA	(6,427)	(56,835)	5.3
Poste Italiane SpA	(13,941)	(162,683)	15.3

		(4,226,158)

Japan
AGC, Inc.	(25,600)	(934,919)	87.6
Aisin Corp.	(1,200)	(38,994)	3.7
Allegro Microsystems, Inc.	(5,193)	(268,011)	25.1
Alps Alpine Co. Ltd	(4,900)	(43,311)	4.1
Asahi Group Holdings Ltd.	(6,500)	(261,475)	24.5
Bandai Namco Holdings, Inc.	(30,200)	(699,609)	65.6
Capcom Co. Ltd.	(6,000)	(275,320)	25.8
Chiba Bank Ltd.	(15,700)	(112,830)	10.6

43

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

Japan (continued)
Chubu Electric Power Co., Inc.	(13,400)	$(171,587)	16.1%
Chugai Pharmaceutical Co. Ltd.	(13,000)	(395,455)	37.1
Daikin Industries Ltd.	(2,100)	(434,718)	40.7
Daiwa House REIT Investment Corp.	(114)	(229,454)	21.5
Daiwa Securities Group, Inc.	(8,800)	(48,768)	4.6
Dentsu Group, Inc.	(700)	(23,756)	2.2
East Japan Railway Co.	(3,700)	(210,586)	19.7
Eisai Co. Ltd.	(2,900)	(183,538)	17.2
Fukuoka Financial Group, Inc.	(11,100)	(273,250)	25.6
Hakuhodo DY Holdings, Inc.	(19,300)	(227,077)	21.3
Hankyu Hanshin Holdings, Inc.	(11,500)	(390,758)	36.6
Hikari Tsushin, Inc.	(1,100)	(167,130)	15.7
Hirose Electric Co. Ltd.	(400)	(50,850)	4.8
Hoya Corp.	(2,700)	(321,857)	30.2
Ibiden Co. Ltd.	(19,500)	(1,211,676)	113.6
Iida Group Holdings Co. Ltd.	(25,000)	(448,142)	42.0
Inpex Corp.	(37,800)	(498,714)	46.7
Isuzu Motors Ltd.	(23,700)	(314,838)	29.5
Japan Exchange Group, Inc.	(24,700)	(440,140)	41.3
Japan Metropolitan Fund Invest	(107)	(75,120)	7.0
Japan Petroleum Exploration Co. Ltd.	(600)	(21,068)	2.0
Japan Post Bank Co. Ltd.	(26,400)	(224,669)	21.1
Japan Post Insurance Co. Ltd.	(43,000)	(710,847)	66.6
Japan Real Estate Investment Corp.	(164)	(674,960)	63.3
Kansai Paint Co. Ltd.	(14,300)	(239,461)	22.4
Keio Corp.	(1,500)	(50,942)	4.8
Keisei Electric Railway Co. Ltd.	(600)	(25,478)	2.4
Kikkoman Corp.	(52,200)	(3,078,158)	288.5
Kintetsu Group Holdings Co. Ltd.	(12,800)	(438,965)	41.1
Kyocera Corp.	(900)	(49,127)	4.6
Kyushu Railway Co.	(16,500)	(370,177)	34.7
Lixil Corp.	(2,200)	(28,788)	2.7
Makita Corp.	(32,100)	(923,028)	86.5
Marubeni Corp.	(24,200)	(435,134)	40.8
MatsukiyoCocokara & Co.	(9,700)	(580,648)	54.4
Mazda Motor Corp.	(4,900)	(49,665)	4.7
McDonald’s Holdings Co Japan Ltd.	(10,200)	(410,990)	38.5
MINEBEA MITSUMI, Inc.	(5,500)	(104,031)	9.8
Mitsui High-Tec, Inc.	(3,100)	(221,768)	20.8
Mitsui OSK Lines Ltd.	(13,800)	(364,309)	34.1
MonotaRO Co. Ltd.	(23,400)	(292,516)	27.4
Murata Manufacturing Co. Ltd.	(1,400)	(83,953)	7.9
NGK Insulators Ltd.	(1,500)	(18,723)	1.8
Nippon Building Fund, Inc.	(186)	(798,322)	74.8
Nippon Sanso Holdings Corp.	(21,100)	(521,033)	48.8
Nissan Chemical Corp.	(2,700)	(123,417)	11.6
Nisshin Seifun Group, Inc.	(9,500)	(120,497)	11.3
Niterra Co. Ltd.	(24,800)	(535,230)	50.2
Nitori Holdings Co. Ltd.	(1,500)	(187,504)	17.6
Nitto Denko Corp.	(700)	(49,778)	4.7
Nomura Holdings, Inc.	(156,200)	(659,357)	61.8
NTT Data Group Corp.	(3,800)	(54,102)	5.1
Odakyu Electric Railway Co. Ltd.	(12,200)	(182,054)	17.1
Oji Holdings Corp.	(7,400)	(29,875)	2.8
Oriental Land Co. Ltd.	(5,400)	(208,843)	19.6
Park24 Co. Ltd.	(23,300)	(314,213)	29.5
PeptiDream, Inc.	(1,800)	(23,476)	2.2
Rakus Co. Ltd.	(17,200)	(298,905)	28.0
Rakuten Bank Ltd.	(4,500)	(66,467)	6.2
Resonac Holdings Corp.	(48,400)	(810,698)	76.0
Rohm Co. Ltd.	(600)	(57,474)	5.4

Security	Shares	Value	% of Basket Assets

Japan (continued)
Rohto Pharmaceutical Co. Ltd.	(14,700)	$(320,868)	30.1%
Ryohin Keikaku Co. Ltd.	(1,400)	(18,482)	1.7
SCREEN Holdings Co. Ltd.	(400)	(44,278)	4.2
Secom Co. Ltd.	(3,400)	(232,796)	21.8
SG Holdings Co. Ltd.	(12,700)	(189,934)	17.8
SHIFT, Inc.	(200)	(47,692)	4.5
Shimano, Inc.	(9,300)	(1,425,912)	133.7
Shinko Electric Industries Co. Ltd.	(21,200)	(877,950)	82.3
Shiseido Co. Ltd.	(2,600)	(114,434)	10.7
SMC Corp.	(1,700)	(898,610)	84.2
Square Enix Holdings Co. Ltd.	(7,300)	(346,143)	32.4
SUMCO Corp.	(61,200)	(911,875)	85.5
Sumitomo Forestry Co. Ltd.	(1,700)	(41,769)	3.9
Sumitomo Metal Mining Co. Ltd.	(13,700)	(482,232)	45.2
Sysmex Corp.	(900)	(62,358)	5.8
Taiyo Yuden Co. Ltd.	(45,000)	(1,373,712)	128.8
Takeda Pharmaceutical Co. Ltd.	(14,400)	(446,708)	41.9
Tohoku Electric Power Co., Inc.	(2,900)	(19,351)	1.8
Tokyo Electric Power Co Holdings, Inc.	(111,300)	(451,388)	42.3
Tokyu Corp.	(74,400)	(964,601)	90.4
Tokyu Fudosan Holdings Corp.	(28,000)	(170,149)	15.9
Toyo Suisan Kaisha Ltd.	(3,500)	(148,342)	13.9
Toyota Tsusho Corp.	(4,900)	(292,678)	27.4
Unicharm Corp.	(5,800)	(219,771)	20.6
USS Co. Ltd.	(5,000)	(88,738)	8.3
Visional, Inc.	(2,800)	(157,837)	14.8
West Japan Railway Co.	(20,900)	(877,855)	82.3
Yamato Holdings Co. Ltd.	(64,100)	(1,228,625)	115.2
Yokogawa Electric Corp.	(2,300)	(44,045)	4.1
Yokohama Rubber Co. Ltd.	(12,000)	(275,225)	25.8
Z Holdings Corp.	(191,400)	(546,001)	51.2
Zensho Holdings Co. Ltd.	(3,600)	(194,482)	18.2

		(36,705,374)

Luxembourg
APERAM SA	(4,237)	(136,755)	12.8

Netherlands
Akzo Nobel NV	(5,490)	(479,591)	44.9
Argenx SE	(461)	(234,521)	22.0
ASM International NV	(2,424)	(1,169,520)	109.6
ASML Holding NV	(707)	(507,672)	47.6
BE Semiconductor Industries NV	(183)	(22,104)	2.1
Heineken Holding NV	(385)	(31,744)	3.0
Heineken NV	(1,068)	(106,805)	10.0
JDE Peet’s NV	(15,982)	(490,273)	45.9
OCI NV	(4,331)	(125,881)	11.8
SBM Offshore NV	(24,677)	(366,532)	34.4
Universal Music Group NV	(18,154)	(474,416)	44.5

		(4,009,059)

New Zealand
Auckland International Airport Ltd.	(254,430)	(1,353,877)	126.9
Fisher & Paykel Healthcare Corp. Ltd.	(146,745)	(2,284,188)	214.1
Mercury NZ Ltd.	(134,850)	(562,710)	52.8
Meridian Energy Ltd.	(119,359)	(426,767)	40.0
Spark New Zealand Ltd.	(520,982)	(1,709,070)	160.2

		(6,336,612)

Norway
Orkla ASA	(78,557)	(625,659)	58.6

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

Norway (continued)
Salmar ASA	(13,700)	$(638,643)	59.9%
Telenor ASA	(1,903)	(20,241)	1.9

		(1,284,543)

Portugal
Banco Comercial Portugues SA	(70,051)	(19,537)	1.8

Singapore
CapitaLand Ascendas REIT	(583,100)	(1,240,871)	116.3
Genting Singapore Ltd.	(841,000)	(598,660)	56.1
Grab Holdings Ltd., Class A	(261,873)	(1,002,974)	94.0
Jardine Cycle & Carriage Ltd.	(13,600)	(353,237)	33.1
Oversea-Chinese Banking Corp. Ltd.	(56,300)	(566,787)	53.1
Singapore Exchange Ltd.	(45,500)	(334,655)	31.4
Singapore Technologies Engineering Ltd.	(154,300)	(435,883)	40.9
Singapore Telecommunications Ltd.	(423,000)	(853,783)	80.0
United Overseas Bank Ltd.	(1,200)	(27,200)	2.6
UOL Group Ltd.	(72,000)	(383,292)	35.9
Venture Corp. Ltd.	(14,300)	(162,245)	15.2

		(5,959,587)

South Africa
Anglo American PLC	(51,277)	(1,598,007)	149.8

South Korea
Delivery Hero SE	(2,709)	(125,629)	11.8

Spain
Acciona SA	(100)	(15,332)	1.5
Acerinox SA	(1,703)	(18,349)	1.7
Amadeus IT Group SA	(14,512)	(1,060,300)	99.4
Cellnex Telecom SA	(14,736)	(606,313)	56.8
Corp. ACCIONA Energias Renovables SA	(4,002)	(128,854)	12.1
Endesa SA	(30,065)	(658,944)	61.8
Industria de Diseno Textil SA	(29,495)	(1,154,663)	108.2

		(3,642,755)

Sweden
Atlas Copco AB, A Shares	(30,006)	(431,274)	40.4
Boliden AB	(4,724)	(140,723)	13.2
Epiroc AB	(1,135)	(19,807)	1.9
Epiroc AB	(2,024)	(41,374)	3.9
EQT AB	(1,220)	(29,869)	2.8
Evolution AB	(839)	(103,336)	9.7
H & M Hennes & Mauritz AB, B Shares	(44,882)	(773,617)	72.5
Hexagon AB, B Shares	(61,899)	(619,610)	58.1
Holmen AB	(9,702)	(379,701)	35.6
Husqvarna AB, B Shares	(68,040)	(685,462)	64.3
Investor AB, B Shares	(15,328)	(312,999)	29.3
Kinnevik AB	(23,087)	(323,471)	30.3
Lifco AB, B Shares	(13,218)	(273,677)	25.7
Skandinaviska Enskilda Banken AB	(160,580)	(1,999,605)	187.4
Skanska AB, B Shares	(21,430)	(350,223)	32.8
SSAB AB, A Shares	(4,410)	(28,891)	2.7
Svenska Cellulosa AB SCA, Class B	(14,694)	(198,941)	18.6
Svenska Handelsbanken AB, A Shares	(5,662)	(51,243)	4.8
Tele2 AB, B Shares	(61,692)	(477,146)	44.7
Telefonaktiebolaget LM Ericsson, B Shares	(70,391)	(363,559)	34.1
Telia Co. AB	(722,389)	(1,598,215)	149.8
Volvo AB, B Shares	(5,686)	(128,774)	12.1

		(9,331,517)

Switzerland
Adecco Group AG, Registered Shares	(854)	(35,258)	3.3

Security	Shares	Value	% of Basket Assets

Switzerland (continued)
Alcon, Inc.	(1,570)	$(135,433)	12.7%
Bachem Holding AG	(5,229)	(489,471)	45.9
Baloise Holding AG, Registered Shares	(3,106)	(487,364)	45.7
Barry Callebaut AG, Registered Shares	(882)	(1,676,826)	157.2
EMS-Chemie Holding AG, Registered Shares	(871)	(736,677)	69.0
Galenica AG	(296)	(24,161)	2.3
Geberit AG	(63)	(35,875)	3.4
Julius Baer Group Ltd.	(2,336)	(167,089)	15.7
Lonza Group AG, Registered Shares	(1,110)	(652,483)	61.2
On Holding AG	(29,622)	(1,066,392)	99.9
Schindler Holding AG, Registered Shares	(838)	(196,957)	18.5
SGS SA	(4,905)	(481,685)	45.1
SIG Group AG	(4,414)	(119,787)	11.2
Swiss Life Holding AG, Registered Shares	(1,420)	(915,015)	85.8
Swisscom AG, Registered Shares	(2,487)	(1,616,423)	151.5
UBS Group AG	(48,017)	(1,079,518)	101.2
Zurich Insurance Group AG	(3,920)	(1,908,956)	178.9

		(11,825,370)

United Kingdom
3i Group PLC	(13,736)	(350,104)	32.8
Abrdn PLC	(287,046)	(869,722)	81.5
Admiral Group PLC	(7,238)	(201,010)	18.8
Associated British Foods PLC	(12,372)	(331,847)	31.1
Barratt Developments PLC	(102,124)	(607,779)	57.0
Beazley PLC	(4,263)	(30,624)	2.9
Coca-Cola Europacific Partners PLC	(22,044)	(1,397,369)	131.0
Croda International PLC	(2,329)	(179,520)	16.8
DCC PLC	(24,058)	(1,418,645)	133.0
Direct Line Insurance Group PLC	(38,336)	(75,355)	7.1
Dowlais Group PLC	(114,047)	(179,873)	16.9
Entain PLC	(21,884)	(396,485)	37.2
Farfetch Ltd.	(48,224)	(278,735)	26.1
Greggs PLC, Registered Shares	(6,909)	(249,408)	23.4
Hiscox Ltd.	(132,960)	(1,866,415)	175.0
Imperial Brands PLC	(31,556)	(758,757)	71.1
Informa PLC	(69,143)	(685,205)	64.2
International Distributions Services PLC	(45,226)	(157,230)	14.7
Intertek Group PLC	(3,800)	(216,698)	20.3
Investec PLC	(47,879)	(306,298)	28.7
JD Sports Fashion PLC	(88,847)	(180,143)	16.9
JET2 PLC	(32,205)	(473,409)	44.4
Johnson Matthey PLC	(14,990)	(353,149)	33.1
Just Eat Takeaway.com NV	(2,904)	(51,967)	4.9
M&G PLC	(236,199)	(618,193)	58.0
Manchester United PLC, Class A	(598)	(13,252)	1.2
Persimmon PLC	(16,751)	(253,324)	23.7
RELX PLC	(14,571)	(494,853)	46.4
Rentokil Initial PLC	(283,135)	(2,346,622)	220.0
Schroders PLC	(23,203)	(139,374)	13.1
Smith & Nephew PLC	(40,822)	(627,423)	58.8
St James’s Place PLC	(7,728)	(95,350)	8.9
Vistry Group PLC	(171,983)	(1,773,125)	166.2
Watches of Switzerland Group PLC	(30,928)	(304,478)	28.5

		(18,281,741)

United States
10X Genomics, Inc., Class A	(2,407)	(151,593)	14.2
Abbott Laboratories	(12,382)	(1,378,488)	129.2
Academy Sports & Outdoors, Inc.	(616)	(36,831)	3.5
Accenture PLC, Class A	(22,693)	(7,178,931)	672.9
Advanced Micro Devices, Inc.	(28,549)	(3,266,006)	306.2

45

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Baskar Assets

United States (continued)
Affirm Holdings, Inc.	(31,437)	$(609,563)	57.1%
Aflac, Inc.	(84,060)	(6,080,900)	570.0
AGCO Corp.	(1,963)	(261,275)	24.5
Agilon Health, Inc.	(43,136)	(826,054)	77.4
AGNC Investment Corp.	(18,880)	(192,387)	18.0
Agree Realty Corp.	(1,610)	(104,296)	9.8
Airbnb, Inc., Class A	(7,641)	(1,162,884)	109.0
Albemarle Corp.	(5,129)	(1,088,784)	102.1
Albertsons Cos., Inc., Class A	(76,815)	(1,669,190)	156.5
Alight, Inc., Class A	(137,468)	(1,344,437)	126.0
Alliant Energy Corp.	(32,540)	(1,748,700)	163.9
Altria Group, Inc.	(3,155)	(143,300)	13.4
Amcor PLC	(47,466)	(487,001)	45.7
American Electric Power Co., Inc.	(35,909)	(3,042,929)	285.2
American Equity Investment Life Holding Co.	(5,801)	(311,340)	29.2
American Water Works Co., Inc.	(8,670)	(1,278,218)	119.8
Ameriprise Financial, Inc.	(3,298)	(1,149,188)	107.7
AmerisourceBergen Corp.	(7,266)	(1,358,015)	127.3
Amkor Technology, Inc.	(12,285)	(357,371)	33.5
Amphenol Corp., Class A	(40,683)	(3,592,716)	336.8
Analog Devices, Inc.	(3,989)	(795,925)	74.6
Annaly Capital Management, Inc.	(129,521)	(2,602,077)	243.9
Antero Midstream Corp.	(7,568)	(90,362)	8.5
APA Corp.	(7,237)	(293,026)	27.5
Apartment Income REIT Corp.	(21,131)	(729,865)	68.4
Apellis Pharmaceuticals, Inc.	(3,084)	(79,413)	7.4
Apollo Global Management, Inc.	(33,698)	(2,753,464)	258.1
Apple Hospitality REIT, Inc.	(5,718)	(88,629)	8.3
AppLovin Corp., Class A	(69,642)	(2,186,759)	205.0
Aptiv PLC	(592)	(64,818)	6.1
Aramark	(648)	(26,160)	2.5
Arch Capital Group Ltd.	(5,516)	(428,538)	40.2
Arista Networks, Inc.	(7,185)	(1,114,322)	104.5
Asana, Inc., Class A	(7,082)	(171,951)	16.1
Aspen Technology, Inc.	(1,230)	(219,555)	20.6
Assurant, Inc.	(1,513)	(203,514)	19.1
Atmos Energy Corp.	(11,327)	(1,378,609)	129.2
Automatic Data Processing, Inc.	(18,065)	(4,466,752)	418.7
AutoZone, Inc.	(811)	(2,012,675)	188.7
Avangrid, Inc.	(20,078)	(744,492)	69.8
Avantor, Inc.	(9,750)	(200,558)	18.8
Avery Dennison Corp.	(12,121)	(2,230,385)	209.1
Axalta Coating Systems Ltd.	(15,350)	(491,200)	46.0
Axon Enterprise, Inc.	(255)	(47,412)	4.4
Baker Hughes Co., Class A	(5,138)	(183,889)	17.2
Ball Corp.	(10,145)	(595,410)	55.8
Bath & Body Works, Inc.	(12,031)	(445,869)	41.8
Baxter International, Inc.	(5,171)	(233,884)	21.9
Becton Dickinson & Co.	(2,318)	(645,841)	60.5
Bentley Systems, Inc., Class B	(5,138)	(276,835)	26.0
Berry Global Group, Inc.	(3,127)	(205,037)	19.2
BILL Holdings, Inc.	(1,292)	(161,939)	15.2
Biogen, Inc.	(460)	(124,287)	11.7
Bio-Techne Corp.	(278)	(23,185)	2.2
BJ’s Wholesale Club Holdings, Inc.	(4,492)	(297,865)	27.9
Black Hills Corp.	(3,484)	(210,190)	19.7
Blackstone Mortgage Trust, Inc., Class A	(846)	(19,450)	1.8
Bloom Energy Corp., Class A	(11,681)	(208,623)	19.6
Blue Owl Capital, Inc., Class A	(64,911)	(799,704)	75.0
Booz Allen Hamilton Holding Corp., Class A	(925)	(111,999)	10.5
BorgWarner, Inc.	(9,908)	(460,722)	43.2
Boston Beer Co., Inc., Class A	(1,396)	(518,530)	48.6

Security	Shares	Value	% of Basket Assets

United States (continued)
Boston Properties, Inc.	(66,218)	$(4,412,105)	413.6%
Bridgebio Pharma, Inc.	(1,516)	(53,075)	5.0
Broadcom, Inc.	(1,387)	(1,246,428)	116.8
Brown & Brown, Inc.	(11,818)	(832,578)	78.0
Brown-Forman Corp., Class B	(18,399)	(1,298,969)	121.8
Bumble, Inc., Class A	(1,734)	(32,114)	3.0
Bunge Ltd.	(290)	(31,514)	3.0
BWX Technologies, Inc.	(656)	(45,264)	4.2
Calix, Inc.	(8,597)	(387,811)	36.4
Campbell Soup Co.	(9,344)	(428,142)	40.1
Cardinal Health, Inc.	(2,556)	(233,797)	21.9
Catalent, Inc.	(7,700)	(373,604)	35.0
CDW Corp.	(512)	(95,780)	9.0
Celanese Corp., Class A	(4,153)	(520,745)	48.8
Celsius Holdings, Inc.	(331)	(47,896)	4.5
Centene Corp.	(3,147)	(214,279)	20.1
Ceridian HCM Holding, Inc.	(2,208)	(156,348)	14.7
CF Industries Holdings, Inc.	(3,990)	(327,499)	30.7
Charles River Laboratories International, Inc.	(95)	(19,906)	1.9
Chart Industries, Inc.	(2,730)	(497,297)	46.6
Chemours Co.	(10,599)	(391,951)	36.7
Chesapeake Energy Corp.	(22,579)	(1,904,313)	178.5
Chipotle Mexican Grill, Inc., Class A	(175)	(343,399)	32.2
Choice Hotels International, Inc.	(198)	(25,889)	2.4
Chord Energy Corp.	(361)	(56,619)	5.3
Churchill Downs, Inc.	(6,864)	(795,194)	74.5
Cisco Systems, Inc.	(20,672)	(1,075,771)	100.8
Civitas Resources, Inc.	(26,201)	(1,961,407)	183.9
Clarivate PLC	(37,306)	(354,780)	33.3
Clear Secure, Inc., Class A	(5,420)	(128,508)	12.0
Coherent Corp.	(22,603)	(1,070,478)	100.3
Comcast Corp., Class A	(18,409)	(833,191)	78.1
Confluent, Inc., Class A	(17,647)	(609,527)	57.1
Consolidated Edison, Inc.	(14,023)	(1,330,222)	124.7
Constellation Energy Corp.	(6,444)	(622,813)	58.4
Constellium SE, Class A	(4,448)	(84,912)	8.0
Cooper Cos., Inc.	(2,840)	(1,111,178)	104.2
Corteva, Inc.	(22,881)	(1,291,175)	121.0
CoStar Group, Inc.	(494)	(41,481)	3.9
Coterra Energy, Inc.	(10,920)	(300,737)	28.2
Coty, Inc., Class A	(64,128)	(772,101)	72.4
Cousins Properties, Inc.	(53,538)	(1,307,933)	122.6
Crane Co.	(8,758)	(820,537)	76.9
Crown Castle, Inc.	(4,485)	(485,681)	45.5
Crown Holdings, Inc.	(9,104)	(844,487)	79.2
CSL Ltd.	(3,653)	(665,696)	62.4
Cullen/Frost Bankers, Inc.	(4,201)	(456,145)	42.8
Darden Restaurants, Inc.	(1,619)	(273,481)	25.6
Datadog, Inc., Class A	(13,373)	(1,560,897)	146.3
DaVita, Inc.	(2,222)	(226,622)	21.2
Deckers Outdoor Corp.	(2,256)	(1,226,565)	115.0
Denbury, Inc.	(2,820)	(247,906)	23.2
Diamondback Energy, Inc.	(6,846)	(1,008,553)	94.5
Dillard’s, Inc., Class A	(498)	(170,834)	16.0
Diodes, Inc.	(6,777)	(640,359)	60.0
Discover Financial Services	(5,330)	(562,582)	52.7
Dollar General Corp.	(16,437)	(2,775,552)	260.2
Dollar Tree, Inc.	(5,600)	(864,248)	81.0
Dominion Energy, Inc.	(23,634)	(1,265,601)	118.6
Dow, Inc.	(1,477)	(83,406)	7.8
Doximity, Inc.	(29,628)	(1,058,608)	99.2
DraftKings, Inc., Class A	(43,498)	(1,382,366)	129.6

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

United States (continued)
Dun & Bradstreet Holdings, Inc.	(55,404)	$(654,875)	61.4%
Duolingo, Inc.	(9,922)	(1,539,795)	144.3
East West Bancorp, Inc.	(5,648)	(351,362)	32.9
Eaton Corp. PLC	(1,048)	(215,175)	20.2
Edison International	(12,850)	(924,686)	86.7
elf Beauty, Inc.	(598)	(69,799)	6.5
Eli Lilly & Co.	(1,154)	(524,551)	49.2
Emerson Electric Co.	(653)	(59,652)	5.6
Encompass Health Corp.	(593)	(39,156)	3.7
Endeavor Group Holdings, Inc.	(16,243)	(383,335)	35.9
Entegris, Inc.	(17,755)	(1,947,901)	182.6
Entergy Corp.	(5,151)	(529,008)	49.6
EQT Corp.	(3,690)	(155,644)	14.6
Equitable Holdings, Inc.	(28,338)	(813,017)	76.2
Erie Indemnity Co., Class A	(2,417)	(536,477)	50.3
Estee Lauder Cos, Inc., Class A	(1,529)	(275,220)	25.8
Euronet Worldwide, Inc.	(533)	(46,835)	4.4
Eversource Energy	(7,435)	(537,774)	50.4
Exelon Corp.	(8,739)	(365,815)	34.3
Expeditors International of Washington, Inc.	(18,954)	(2,412,844)	226.2
F&G Annuities & Life, Inc.	(1)	(26)	0.0
FactSet Research Systems, Inc.	(819)	(356,298)	33.4
Ferguson PLC	(292)	(47,836)	4.5
Ferguson PLC	(7,435)	(1,201,645)	112.6
Fidelity National Financial, Inc.	(20,763)	(813,287)	76.2
Fifth Third Bancorp	(20,259)	(589,537)	55.3
First Citizens BancShares, Inc./NC, Class A	(534)	(764,314)	71.6
First Industrial Realty Trust, Inc.	(2,722)	(140,727)	13.2
First Solar, Inc.	(3,380)	(701,012)	65.7
FirstEnergy Corp.	(35,013)	(1,379,162)	129.3
Five Below, Inc.	(222)	(46,251)	4.3
Floor & Decor Holdings, Inc., Class A	(5,529)	(635,006)	59.5
Fluence Energy, Inc.	(2,302)	(67,310)	6.3
FMC Corp.	(10,991)	(1,057,664)	99.1
FNB Corp.	(51,650)	(660,604)	61.9
Fortive Corp.	(1,069)	(83,756)	7.9
Fortune Brands Innovations, Inc.	(418)	(29,707)	2.8
Fox Factory Holding Corp.	(2,013)	(225,255)	21.1
Freshworks, Inc., Class A	(41,294)	(770,546)	72.2
FTI Consulting, Inc.	(2,083)	(364,858)	34.2
Gaming and Leisure Properties, Inc.	(9,330)	(442,802)	41.5
GE Healthcare, Inc.	(3,380)	(263,640)	24.7
Gen Digital, Inc.	(49,255)	(958,010)	89.8
General Electric Co.	(11,142)	(1,272,862)	119.3
Genuine Parts Co.	(2,186)	(340,404)	31.9
Gitlab, Inc., Class A	(27,897)	(1,384,528)	129.8
GLOBALFOUNDRIES, Inc.	(766)	(48,787)	4.6
Goldman Sachs Group, Inc.	(10,147)	(3,611,013)	338.5
Graphic Packaging Holding Co.	(41,710)	(1,009,382)	94.6
Grocery Outlet Holding Corp.	(1,590)	(53,186)	5.0
GXO Logistics, Inc.	(1,014)	(68,009)	6.4
Haemonetics Corp.	(193)	(17,802)	1.7
Haleon PLC	(364,775)	(1,597,727)	149.8
Hartford Financial Services Group, Inc.	(813)	(58,438)	5.5
Hasbro, Inc.	(1,008)	(65,076)	6.1
HashiCorp, Inc., Class A	(29,722)	(880,068)	82.5
HB Fuller Co.	(948)	(70,180)	6.6
Healthcare Realty Trust, Inc., Class A	(99,864)	(1,950,344)	182.8
HealthEquity, Inc.	(1,120)	(76,093)	7.1
Hertz Global Holdings, Inc.	(58,841)	(991,471)	92.9
Hexcel Corp.	(1,762)	(124,538)	11.7
Hilton Worldwide Holdings, Inc.	(19,811)	(3,080,412)	288.8

Security	Shares	Value	% of Basket Assets

United States (continued)
Howmet Aerospace, Inc.	(8,808)	$(450,441)	42.2%
Huntington Bancshares, Inc./OH	(10,159)	(124,346)	11.7
Huntington Ingalls Industries, Inc.	(478)	(109,782)	10.3
ICON PLC, ADR	(2,659)	(668,499)	62.7
ICU Medical, Inc.	(264)	(47,040)	4.4
IDEX Corp.	(423)	(95,518)	9.0
ImmunoGen, Inc.	(5,526)	(98,473)	9.2
Ingersoll Rand, Inc.	(3,484)	(227,401)	21.3
Inmode Ltd.	(1,588)	(68,141)	6.4
Insight Enterprises, Inc.	(248)	(36,379)	3.4
Intellia Therapeutics, Inc.	(1,256)	(53,166)	5.0
Interactive Brokers Group, Inc., Class A	(11,440)	(999,055)	93.7
International Business Machines Corp.	(5,879)	(847,634)	79.5
International Flavors & Fragrances, Inc.	(2,263)	(191,472)	17.9
International Game Technology PLC	(406)	(13,735)	1.3
Interpublic Group of Cos, Inc.	(96,118)	(3,290,119)	308.4
Intra-Cellular Therapies, Inc.	(9,846)	(608,877)	57.1
Intuit, Inc.	(924)	(472,811)	44.3
iRhythm Technologies, Inc.	(8,513)	(894,376)	83.8
Jacobs Solutions, Inc.	(349)	(43,768)	4.1
Janus Henderson Group PLC	(30,598)	(898,051)	84.2
JB Hunt Transport Services, Inc.	(214)	(43,643)	4.1
Juniper Networks, Inc.	(2,143)	(59,575)	5.6
Karuna Therapeutics, Inc.	(2,968)	(592,917)	55.6
Kellogg Co.	(6,440)	(430,772)	40.4
Keurig Dr Pepper, Inc.	(32,181)	(1,094,476)	102.6
Kilroy Realty Corp.	(669)	(23,883)	2.2
Kinsale Capital Group, Inc.	(409)	(152,406)	14.3
Kirby Corp.	(1,331)	(108,450)	10.2
Kite Realty Group Trust	(109,541)	(2,506,298)	234.9
KKR & Co., Inc.	(1,643)	(97,561)	9.1
Kraft Heinz Co.	(8,413)	(304,382)	28.5
L3Harris Technologies, Inc.	(3,480)	(659,425)	61.8
Laboratory Corp. of America Holdings	(641)	(137,129)	12.9
Lam Research Corp.	(414)	(297,455)	27.9
Lancaster Colony Corp.	(148)	(28,509)	2.7
Lantheus Holdings, Inc.	(6,470)	(559,590)	52.5
Las Vegas Sands Corp.	(27,588)	(1,650,038)	154.7
Levi Strauss & Co., Class A	(38,092)	(574,046)	53.8
Lincoln Electric Holdings, Inc.	(91)	(18,265)	1.7
Linde PLC	(3,500)	(1,367,345)	128.2
Littelfuse, Inc.	(530)	(161,438)	15.1
Loews Corp.	(36,706)	(2,299,631)	215.6
Lowe’s Cos, Inc.	(2,194)	(513,988)	48.2
LPL Financial Holdings, Inc.	(3,282)	(752,760)	70.6
Lucid Group, Inc.	(99,355)	(756,092)	70.9
MACOM Technology Solutions Holdings, Inc.	(380)	(26,570)	2.5
ManpowerGroup, Inc.	(1,230)	(97,022)	9.1
Maravai LifeSciences Holdings, Inc., Class A	(2,374)	(26,850)	2.5
Markel Group, Inc.	(468)	(678,464)	63.6
Marriott International, Inc., Class A	(4,254)	(858,500)	80.5
Masimo Corp.	(1,976)	(241,665)	22.7
Maximus, Inc.	(8,231)	(689,429)	64.6
Medpace Holdings, Inc.	(676)	(171,143)	16.0
Merck & Co., Inc.	(37,250)	(3,972,712)	372.4
Meritage Homes Corp.	(5,550)	(826,673)	77.5
MicroStrategy, Inc., Class A	(639)	(279,805)	26.2
MKS Instruments, Inc.	(11,931)	(1,302,507)	122.1
Molina Healthcare, Inc.	(883)	(268,865)	25.2
Mondelez International, Inc.	(58,922)	(4,367,888)	409.4
MongoDB, Inc., Class A	(2,589)	(1,096,183)	102.8
Monolithic Power Systems, Inc.	(539)	(301,565)	28.3

47

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Assets

United States (continued)
Monster Beverage Corp.	(14,778)	$(849,587)	79.6%
Morgan Stanley	(83,962)	(7,687,561)	720.6
Mosaic Co.	(14,544)	(592,813)	55.6
Motorola Solutions, Inc.	(7,387)	(2,117,336)	198.5
MSC Industrial Direct Co., Inc., Class A	(571)	(57,625)	5.4
National Storage Affiliates Trust	(32,967)	(1,113,955)	104.4
Neogen Corp.	(10,093)	(234,057)	21.9
New York Community Bancorp, Inc.	(3,461)	(48,004)	4.5
New York Times Co.	(6,349)	(258,785)	24.3
Newell Brands, Inc.	(56,405)	(629,480)	59.0
News Corp., Class A	(68,538)	(1,358,423)	127.3
NextEra Energy, Inc.	(2,909)	(213,230)	20.0
NEXTracker, Inc., Class A	(14,212)	(601,878)	56.4
NiSource, Inc.	(892)	(24,833)	2.3
NNN REIT, Inc.	(11,580)	(494,234)	46.3
Noble Corp. PLC	(22,452)	(1,173,566)	110.0
Novanta, Inc.	(5,422)	(959,152)	89.9
nVent Electric PLC	(19,628)	(1,037,929)	97.3
OGE Energy Corp.	(6,750)	(244,013)	22.9
Old Republic International Corp.	(85,598)	(2,359,937)	221.2
Olin Corp.	(4,195)	(241,968)	22.7
Omega Healthcare Investors, Inc.	(4,767)	(152,067)	14.3
Omnicom Group, Inc.	(58,620)	(4,960,424)	465.0
ON Semiconductor Corp.	(8,584)	(924,926)	86.7
Onto Innovation, Inc.	(3,034)	(377,187)	35.4
Option Care Health, Inc.	(17,244)	(582,502)	54.6
Oracle Corp.	(4,102)	(480,877)	45.1
Organon & Co.	(26,607)	(584,822)	54.8
Ormat Technologies, Inc.	(208)	(16,910)	1.6
Packaging Corp. of America	(11,807)	(1,810,603)	169.7
Palantir Technologies, Inc.	(94,909)	(1,882,995)	176.5
Parker-Hannifin Corp.	(1,159)	(475,202)	44.5
Paycom Software, Inc.	(1,119)	(412,642)	38.7
Pentair PLC	(12,275)	(853,113)	80.0
Performance Food Group Co.	(15,207)	(908,770)	85.2
Permian Resources Corp., Class A	(39,788)	(465,122)	43.6
Pinnacle West Capital Corp.	(4,053)	(335,669)	31.5
Plug Power, Inc.	(6,355)	(83,378)	7.8
Pool Corp.	(172)	(66,175)	6.2
PPG Industries, Inc.	(7,218)	(1,038,670)	97.4
Primerica, Inc.	(603)	(128,258)	12.0
Principal Financial Group, Inc.	(466)	(37,219)	3.5
Privia Health Group, Inc.	(18,281)	(510,406)	47.8
Progressive Corp.	(13,911)	(1,752,508)	164.3
Progyny, Inc.	(4,250)	(177,480)	16.6
Prologis, Inc.	(4,778)	(596,056)	55.9
Prosperity Bancshares, Inc.	(3,123)	(197,748)	18.5
PTC, Inc.	(456)	(66,489)	6.2
QUALCOMM, Inc.	(1,151)	(152,128)	14.3
Quest Diagnostics, Inc.	(1,423)	(192,404)	18.0
R1 RCM, Inc.	(10,773)	(186,157)	17.5
Radian Group, Inc.	(6,080)	(163,734)	15.3
Rambus, Inc.	(879)	(55,034)	5.2
Range Resources Corp.	(10,405)	(327,029)	30.7
Raymond James Financial, Inc.	(13,336)	(1,467,894)	137.6
RBC Bearings, Inc.	(2,738)	(618,925)	58.0
Regal Rexnord Corp., Registered Shares	(2,995)	(467,759)	43.8
Reliance Steel & Aluminum Co.	(363)	(106,308)	10.0
Repligen Corp.	(191)	(32,768)	3.1
Revvity, Inc.	(1,461)	(179,630)	16.8
Rithm Capital Corp.	(211,150)	(2,128,392)	199.5
Rivian Automotive, Inc.	(33,996)	(939,649)	88.1

Security	Shares	Value	% of Basket Assets

United States (continued)
RLI Corp.	(6,236)	$(831,945)	78.0%
Robinhood Markets, Inc.	(67,288)	(865,324)	81.1
Roche Holding AG	(1,829)	(574,999)	53.9
Roper Technologies, Inc.	(341)	(168,130)	15.8
Ross Stores, Inc.	(29,153)	(3,342,100)	313.3
RPM International, Inc.	(924)	(95,458)	8.9
RTX Corp.	(5,507)	(484,231)	45.4
Ryan Specialty Holdings, Inc., Class A	(8,365)	(362,539)	34.0
Ryman Hospitality Properties, Inc.	(6,724)	(640,730)	60.1
Salesforce, Inc.	(474)	(106,655)	10.0
Samsara, Inc., Class A	(18,463)	(515,856)	48.4
Schlumberger NV	(3,760)	(219,358)	20.6
Sealed Air Corp.	(12,592)	(574,447)	53.8
Selective Insurance Group, Inc.	(4,994)	(515,331)	48.3
SentinelOne, Inc.	(13,989)	(233,197)	21.9
Shift4 Payments, Inc., Class A	(6,175)	(426,013)	39.9
Shoals Technologies Group, Inc., Class A	(32,642)	(847,386)	79.4
Shockwave Medical, Inc.	(318)	(82,871)	7.8
Sitio Royalties Corp.	(62,410)	(1,706,289)	159.9
Skechers USA, Inc., Class A	(328)	(18,230)	1.7
Skyworks Solutions, Inc.	(6,123)	(700,288)	65.6
SLM Corp.	(4,570)	(73,943)	6.9
Snowflake, Inc.	(3,786)	(672,810)	63.1
SoFi Technologies, Inc.	(117,187)	(1,341,791)	125.8
SolarEdge Technologies, Inc.	(5,217)	(1,259,697)	118.1
Sonoco Products Co.	(7,101)	(416,403)	39.0
Southern Co.	(50,757)	(3,671,761)	344.2
SouthState Corp.	(5,401)	(419,496)	39.3
Southwest Gas Holdings, Inc.	(1,489)	(98,185)	9.2
SPS Commerce, Inc.	(723)	(130,422)	12.2
SS&C Technologies Holdings, Inc.	(43,854)	(2,554,496)	239.5
STAG Industrial, Inc.	(38,451)	(1,395,771)	130.8
Stanley Black & Decker, Inc.	(2,797)	(277,658)	26.0
Starbucks Corp.	(7,187)	(729,984)	68.4
Starwood Property Trust, Inc.	(48,345)	(1,002,675)	94.0
State Street Corp.	(19,180)	(1,389,399)	130.2
Stellantis NV	(80,690)	(1,688,747)	158.3
STERIS PLC	(695)	(156,757)	14.7
Stifel Financial Corp.	(1,896)	(120,472)	11.3
Super Micro Computer, Inc.	(1,253)	(413,828)	38.8
Sysco Corp.	(16,462)	(1,256,215)	117.8
Take-Two Interactive Software, Inc.	(7,320)	(1,119,521)	104.9
Tenable Holdings, Inc.	(2,403)	(116,930)	11.0
Tenaris SA	(58,098)	(985,863)	92.4
Terreno Realty Corp.	(518)	(30,738)	2.9
Tesla, Inc.	(7,972)	(2,131,952)	199.8
Tetra Tech, Inc.	(2,366)	(400,351)	37.5
Texas Instruments, Inc.	(3,160)	(568,800)	53.3
Texas Roadhouse, Inc., Class A	(654)	(72,954)	6.8
TG Therapeutics, Inc.	(12,393)	(256,411)	24.0
Toast, Inc.	(15,240)	(336,347)	31.5
Toro Co.	(3,376)	(343,170)	32.2
Tractor Supply Co.	(7,013)	(1,570,842)	147.2
Trade Desk, Inc., Class A	(16,071)	(1,466,639)	137.5
Tradeweb Markets, Inc., Class A	(3,907)	(319,554)	30.0
TransDigm Group, Inc.	(50)	(44,986)	4.2
TriNet Group, Inc.	(1,503)	(158,161)	14.8
Tyler Technologies, Inc.	(719)	(285,177)	26.7
UiPath, Inc., Class A	(18,630)	(336,830)	31.6
Under Armour, Inc., Class A	(15,903)	(128,178)	12.0
United Parcel Service, Inc., Class B	(2,124)	(397,464)	37.3
United Rentals, Inc.	(215)	(99,906)	9.4

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Universal Health Services, Inc., Class B	(316)	$(43,911)	4.1%
Unum Group	(6,053)	(294,236)	27.6
Vail Resorts, Inc.	(269)	(63,347)	5.9
Valaris Ltd.	(15,370)	(1,180,416)	110.7
Valley National Bancorp	(60,890)	(624,731)	58.6
Valvoline, Inc.	(7,875)	(299,014)	28.0
Vaxcyte, Inc.	(13,410)	(644,485)	60.4
Verizon Communications, Inc.	(6,599)	(224,894)	21.1
Vertiv Holdings Co., Class A	(46,128)	(1,199,789)	112.5
Viatris, Inc.	(8,619)	(90,758)	8.5
Vontier Corp.	(48,575)	(1,502,425)	140.8
Voya Financial, Inc.	(5,235)	(388,751)	36.4
Walgreens Boots Alliance, Inc.	(15,234)	(456,563)	42.8
Walt Disney Co.	(12,912)	(1,147,748)	107.6
Warner Music Group Corp., Class A	(15,296)	(482,589)	45.2
Webster Financial Corp.	(8,885)	(420,438)	39.4
Wells Fargo & Co.	(14,786)	(682,522)	64.0
Welltower, Inc.	(25,511)	(2,095,729)	196.5
Wingstop, Inc.	(1,407)	(237,192)	22.2
Wolfspeed, Inc.	(17,343)	(1,142,904)	107.1
World Wrestling Entertainment, Inc., Class A	(6,493)	(681,765)	63.9
WP Carey, Inc.	(592)	(39,978)	3.7
XPO, Inc.	(9,822)	(680,075)	63.7
YETI Holdings, Inc.	(7,273)	(309,830)	29.0
Yum! Brands, Inc.	(2,260)	(311,134)	29.2
Zebra Technologies Corp., Class A	(405)	(124,724)	11.7
ZoomInfo Technologies, Inc., Class A	(11,581)	(296,126)	27.8

		(301,783,596)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(5,604)	(440,405)	41.3
Sartorius AG	(1,101)	(459,831)	43.1

		(900,236)

Total Reference Entity — Short		(465,031,482)

Net Value of Reference Entity — BNP Paribas SA		$(1,066,803)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination 03/17/2025-06/09/2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	32,996	$59,230	17.8%
ALS Ltd.	23,611	188,337	56.6
Arena REIT	47,102	122,221	36.7
Boral Ltd.	56,797	168,398	50.6
Centuria Industrial REIT	16,379	35,517	10.7
Challenger Ltd.	97,162	476,615	143.3
Charter Hall Retail REIT	45,743	117,024	35.2
Collins Foods Ltd.	2,190	14,642	4.4
CSR Ltd.	153,496	601,086	180.7
Data#3 Ltd.	7,943	40,589	12.2

Security	Shares	Value	% of Basket Value

Australia (continued)
Downer EDI Ltd.	12,478	$36,889	11.1%
Flutter Entertainment PLC	185	36,682	11.0
GrainCorp Ltd.	6,013	33,220	10.0
Karoon Energy Ltd.	37,393	56,820	17.1
Monadelphous Group Ltd.	9,763	90,187	27.1
nib holdings Ltd.	40,942	228,337	68.6
oOh!media Ltd.	44,956	42,841	12.9
Orora Ltd.	134,626	330,019	99.2
Perenti Ltd.	17,057	13,937	4.2
Premier Investments Ltd.	6,476	98,016	29.5
Qube Holdings Ltd.	64,703	127,236	38.2
Region RE Ltd.	51,886	84,331	25.3
Seven Group Holdings Ltd.	5,628	100,469	30.2
Silver Lake Resources Ltd.	106,229	64,826	19.5
Super Retail Group Ltd.	4,464	36,970	11.1
Technology One Ltd.	11,880	127,712	38.4
Waypoint REIT Ltd.	12,365	22,142	6.6

		3,354,293

Austria
ANDRITZ AG	6,267	331,704	99.7
DO & CO AG	343	46,832	14.1
Kontron AG	8,034	177,339	53.3
Telekom Austria AG, Class A	19,462	149,686	45.0
UNIQA Insurance Group AG	2,459	20,035	6.0
Wienerberger AG	1,478	49,339	14.8

		774,935

Belgium
Etablissements Franz Colruyt NV	2,995	114,152	34.3
Exmar NV	5,362	68,438	20.6
KBC Ancora	340	16,263	4.9
VGP NV	160	17,125	5.1

		215,978

Canada
Advantage Energy Ltd.	2,111	14,888	4.5
Aecon Group, Inc.	10,661	88,494	26.6
Artis REIT	13,733	72,357	21.7
Boardwalk REIT	518	25,656	7.7
Canfor Corp.	2,618	41,195	12.4
Centerra Gold, Inc.	16,080	103,125	31.0
Choice Properties REIT	2,444	25,807	7.7
Crombie REIT	18,257	192,934	58.0
CT REIT	5,530	63,631	19.1
DREAM Unlimited Corp., Class A	5,467	85,839	25.8
Enghouse Systems Ltd.	6,699	151,674	45.6
First Capital REIT	14,799	165,251	49.7
First National Financial Corp.	2,055	60,839	18.3
Freehold Royalties Ltd.	32,008	337,628	101.5
goeasy Ltd.	285	27,494	8.3
H&R REIT	37,295	290,914	87.4
Interfor Corp.	985	17,622	5.3
InterRent REIT	6,605	63,928	19.2
Jamieson Wellness, Inc.	4,835	111,353	33.5
Killam Apartment REIT	8,702	119,444	35.9
MTY Food Group, Inc.	246	12,519	3.8
Mullen Group Ltd.	3,851	46,213	13.9
Nexus Industrial REIT	8,736	54,409	16.3
NorthWest Healthcare Properties REIT	15,171	80,321	24.1
Pason Systems, Inc.	6,928	69,092	20.8
Rogers Sugar, Inc.	3,846	16,500	4.9

49

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Russel Metals, Inc.	4,884	$143,342	43.1%
Sandstorm Gold Ltd.	2,897	16,141	4.8
SmartCentres REIT	4,609	87,034	26.2
Sprott, Inc.	818	27,223	8.2
Superior Plus Corp.	2,191	16,356	4.9
Tamarack Valley Energy Ltd.	13,378	36,518	11.0
Topaz Energy Corp.	6,658	108,350	32.6

		2,774,091

Denmark
H Lundbeck A/S	8,319	41,356	12.4

Egypt
Centamin PLC	31,148	39,148	11.8

Finland
Cargotec OYJ, Class B	1,760	84,900	25.5
Kojamo OYJ	20,579	202,684	60.9
Nokian Renkaat OYJ	11,532	109,609	33.0
Nordea Bank Abp	10,387	120,118	36.1
QT Group OYJ	363	30,384	9.1
Uponor OYJ	2,726	88,209	26.5

		635,904

Germany
Auto1 Group SE	4,181	45,240	13.6
Bank of Georgia Group PLC	1,477	61,845	18.6
Bilfinger SE	2,330	86,054	25.9
CropEnergies AG	9,332	94,465	28.4
Deutz AG	75,563	423,519	127.3
Duerr AG	489	15,295	4.6
Elmos Semiconductor SE	505	45,985	13.8
Freenet AG	2,689	66,394	20.0
Heidelberger Druckmaschinen AG	11,326	18,146	5.4
Hypoport SE	115	23,995	7.2
Krones AG	1,325	162,641	48.9
SAF-Holland SE	2,803	40,958	12.3
Salzgitter AG	3,214	113,634	34.2
Suedzucker AG	870	15,410	4.6
SUESS MicroTec SE	1,624	41,205	12.4
SUSE SA	8,891	107,053	32.2
TBC Bank Group PLC	3,615	117,693	35.4
Uniper SE	2,585	16,283	4.9
United Internet AG	6,188	93,807	28.2
VERBIO Vereinigte BioEnergie AG	281	13,731	4.1
Vitesco Technologies Group AG	1,326	115,162	34.6
Wacker Neuson SE	555	14,482	4.3

		1,732,997

Hong Kong
HK Electric Investments & HK Electric Investments Ltd	44,500	27,706	8.3

Indonesia
Nickel Industries Ltd.	75,821	42,254	12.7

Iraq
Gulf Keystone Petroleum Ltd.	10,865	17,332	5.2

Ireland
Cimpress PLC	1,403	97,509	29.3
Dalata Hotel Group PLC	19,327	92,555	27.8

Security	Shares	Value	% of Basket Value

Ireland (continued)
Glanbia PLC	7,666	$121,131	36.4%
Greencore Group PLC	16,204	18,168	5.5

		329,363

Israel
Alony Hetz Properties & Investments Ltd.	52,147	444,024	133.5
First International Bank of Israel Ltd.	1,754	73,907	22.2
JFrog Ltd.	495	15,231	4.6
Mivne Real Estate KD Ltd.	12,798	34,085	10.2

		567,247

Italy
Banca Popolare di Sondrio SpA	44,594	218,398	65.6
Buzzi SpA	5,929	171,844	51.6
Credito Emiliano SpA	4,167	36,364	10.9
Ferrari NV	577	184,865	55.6
Hera SpA	22,121	70,168	21.1
Sesa SpA	362	43,434	13.1

		725,073

Japan
77 Bank Ltd.	2,800	59,664	17.9
Acom Co. Ltd.	166,200	418,692	125.8
Adastria Co. Ltd.	4,800	98,522	29.6
Aeon Delight Co. Ltd.	1,400	29,688	8.9
AEON Financial Service Co. Ltd.	12,000	109,216	32.8
Ain Holdings, Inc.	4,500	163,282	49.1
Air Water, Inc.	3,400	47,981	14.4
Anicom Holdings, Inc.	6,600	29,360	8.8
Anritsu Corp.	2,300	18,588	5.6
Arcs Co. Ltd.	5,600	99,323	29.9
Asanuma Corp.	1,200	30,129	9.1
Avex, Inc.	8,100	86,955	26.1
AZ-COM MARUWA Holdings, Inc.	20,300	285,959	85.9
Bank of Kyoto Ltd.	900	53,541	16.1
Benefit One, Inc.	2,100	22,007	6.6
Benesse Holdings, Inc.	16,000	212,612	63.9
Bic Camera, Inc.	14,100	105,917	31.8
BIPROGY, Inc.	1,800	44,763	13.5
BML, Inc.	600	12,786	3.8
Bunka Shutter Co. Ltd.	1,700	13,493	4.1
Canon Marketing Japan, Inc.	4,700	125,561	37.7
Chugin Financial Group, Inc.	15,500	106,395	32.0
Chugoku Marine Paints Ltd.	9,300	82,422	24.8
Citizen Watch Co. Ltd.	6,600	43,830	13.2
Create SD Holdings Co. Ltd.	800	20,203	6.1
Daicel Corp.	44,900	425,133	127.8
Daio Paper Corp.	2,900	25,159	7.6
Denka Co. Ltd.	5,000	99,150	29.8
Doutor Nichires Holdings Co. Ltd.	12,100	193,125	58.0
eGuarantee, Inc.	3,100	47,042	14.1
Eiken Chemical Co. Ltd.	8,200	88,724	26.7
Eizo Corp.	3,200	116,279	34.9
euglena Co. Ltd.	29,300	184,730	55.5
Ezaki Glico Co. Ltd.	3,300	88,794	26.7
Financial Partners Group Co. Ltd.	14,400	142,041	42.7
Fuji Media Holdings, Inc.	38,600	437,404	131.5
Fuji Oil Holdings, Inc.	6,000	85,611	25.7
Fuji Seal International, Inc.	13,700	155,444	46.7
Fujimi, Inc.	1,200	29,800	9.0
Fujitec Co. Ltd.	6,800	176,490	53.0
Fujitsu General Ltd.	7,300	156,216	47.0

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Fukuoka REIT Corp.	7	$8,265	2.5%
Furukawa Electric Co. Ltd.	700	13,739	4.1
Global One Real Estate Investment Corp.	98	82,551	24.8
Glory Ltd.	6,000	126,231	37.9
Goldwin, Inc.	2,600	217,519	65.4
Gunma Bank Ltd.	5,100	21,585	6.5
H2O Retailing Corp.	11,600	127,696	38.4
Hazama Ando Corp.	40,200	326,719	98.2
Heiwa Real Estate Co. Ltd.	700	19,559	5.9
Heiwado Co. Ltd.	7,900	136,390	41.0
Hiday Hidaka Corp.	20,600	370,551	111.4
Hioki EE Corp.	500	29,205	8.8
Hokkoku Financial Holdings, Inc.	2,600	90,325	27.1
Hokuriku Electric Power Co.	10,000	61,977	18.6
Horiba Ltd	400	24,023	7.2
Ichigo Office REIT Investment Corp.	473	298,929	89.8
Inaba Denki Sangyo Co. Ltd.	7,400	168,253	50.6
Information Services International-Dentsu Ltd.	2,800	101,836	30.6
Internet Initiative Japan, Inc.	38,600	735,730	221.1
Ishihara Sangyo Kaisha Ltd.	2,500	24,227	7.3
Ito En Ltd.	4,700	136,726	41.1
Itochu Enex Co. Ltd.	5,500	54,487	16.4
Itoham Yonekyu Holdings, Inc.	7,300	37,274	11.2
Iwatani Corp.	400	21,352	6.4
Japan Elevator Service Holdings Co. Ltd.	3,200	40,520	12.2
Japan Securities Finance Co. Ltd.	5,800	49,259	14.8
JTEKT Corp.	52,400	503,081	151.2
JVCKenwood Corp.	8,400	28,408	8.5
Kandenko Co. Ltd.	64,100	575,107	172.9
Kanematsu Corp.	10,200	152,829	45.9
Katitas Co. Ltd.	4,700	88,531	26.6
Kato Sangyo Co. Ltd.	600	16,840	5.1
Kewpie Corp.	4,200	69,622	20.9
Kinden Corp.	26,300	371,362	111.6
Kitz Corp.	9,900	74,697	22.5
Kokuyo Co. Ltd.	20,700	339,096	101.9
Koshidaka Holdings Co. Ltd.	7,000	59,558	17.9
Kusuri no Aoki Holdings Co. Ltd.	400	23,468	7.1
Leopalace21 Corp.	12,800	27,820	8.4
Life Corp.	2,600	66,561	20.0
Lintec Corp.	800	13,203	4.0
Lion Corp.	52,000	508,563	152.9
Macnica Holdings, Inc.	4,200	179,649	54.0
Mandom Corp.	10,600	108,577	32.6
Maruha Nichiro Corp.	2,800	48,722	14.6
Maxell Ltd.	11,200	129,249	38.8
Medipal Holdings Corp.	3,300	56,985	17.1
Megmilk Snow Brand Co. Ltd.	15,600	219,043	65.8
Meidensha Corp.	2,300	34,821	10.5
Menicon Co. Ltd.	1,100	20,026	6.0
METAWATER Co. Ltd.	900	11,780	3.5
Milbon Co. Ltd.	800	29,444	8.8
MIRAIT ONE Corp.	7,400	95,399	28.7
Mitsui Mining & Smelting Co. Ltd.	7,400	177,417	53.3
Miura Co. Ltd.	700	18,059	5.4
Mizuno Corp.	9,400	251,102	75.5
Modec, Inc.	6,300	67,841	20.4
Monogatari Corp.	300	7,515	2.3
Mori Trust Reit, Inc.	48	24,946	7.5
Nagase & Co. Ltd.	2,900	50,302	15.1
NET One Systems Co. Ltd.	22,300	500,490	150.4
Nichicon Corp.	1,200	12,092	3.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Nichirei Corp.	6,300	$145,833	43.8%
Nippn Corp.	1,000	13,228	4.0
Nippon Ceramic Co. Ltd.	2,200	40,087	12.0
Nippon Gas Co. Ltd.	12,200	183,462	55.1
Nippon Sheet Glass Co. Ltd.	5,600	25,784	7.7
Nipro Corp.	30,100	223,698	67.2
Nishi-Nippon Financial Holdings, Inc.	1,800	19,174	5.8
Nisshin Oillio Group Ltd.	800	21,968	6.6
Nisshinbo Holdings, Inc.	14,600	126,995	38.2
Noevir Holdings Co. Ltd.	700	26,902	8.1
Nomura Co. Ltd.	15,800	101,934	30.6
Noritsu Koki Co. Ltd.	4,700	82,059	24.7
Noritz Corp.	2,700	33,687	10.1
NTN Corp.	196,600	449,354	135.1
Oki Electric Industry Co. Ltd.	31,200	200,038	60.1
Okinawa Cellular Telephone Co.	1,800	38,920	11.7
Okumura Corp.	2,300	70,353	21.1
Onward Holdings Co. Ltd.	39,800	162,301	48.8
Orix JREIT, Inc.	516	665,731	200.1
Outsourcing, Inc.	4,900	51,272	15.4
PALTAC Corp.	1,100	37,796	11.4
Penta-Ocean Construction Co. Ltd.	52,300	290,401	87.3
Plus Alpha Consulting Co. Ltd.	2,900	58,141	17.5
Pola Orbis Holdings, Inc.	20,200	303,270	91.2
Prima Meat Packers Ltd.	9,600	152,524	45.8
Raito Kogyo Co. Ltd.	4,200	61,923	18.6
Relo Group, Inc.	19,600	273,091	82.1
Resorttrust, Inc.	5,800	93,629	28.1
Ricoh Leasing Co. Ltd.	1,300	41,130	12.4
Ryoyo Electro Corp.	1,100	27,320	8.2
Saizeriya Co. Ltd.	2,500	81,242	24.4
Sanken Electric Co. Ltd.	1,200	125,223	37.6
Sanki Engineering Co. Ltd.	2,500	27,559	8.3
Sankyo Co. Ltd.	8,000	342,384	102.9
Sankyu, Inc.	6,000	210,834	63.4
Sansan, Inc.	1,800	19,206	5.8
Sanyo Chemical Industries Ltd.	2,500	77,487	23.3
Sapporo Holdings Ltd.	5,400	143,558	43.1
Sato Holdings Corp.	7,000	98,714	29.7
Sawai Group Holdings Co. Ltd.	3,900	98,144	29.5
Seino Holdings Co. Ltd.	5,100	81,910	24.6
Sekisui House Reit, Inc.	55	33,164	10.0
Senshu Ikeda Holdings, Inc.	15,100	28,372	8.5
Shibaura Machine Co. Ltd.	3,700	120,947	36.4
Shindengen Electric Manufacturing Co. Ltd.	1,600	37,738	11.3
Shinmaywa Industries Ltd.	8,300	85,678	25.8
Siix Corp.	7,700	84,395	25.4
Simplex Holdings, Inc.	900	18,427	5.5
SMS Co. Ltd.	12,100	261,615	78.6
Sohgo Security Services Co. Ltd.	11,600	71,464	21.5
Stanley Electric Co. Ltd.	6,800	126,930	38.2
Star Asia Investment Corp.	104	43,062	12.9
Starts Corp., Inc.	11,300	237,867	71.5
Sumitomo Heavy Industries Ltd.	4,600	115,747	34.8
Sumitomo Mitsui Construction Co. Ltd.	28,400	76,703	23.1
Sumitomo Osaka Cement Co. Ltd.	1,600	45,653	13.7
Sumitomo Pharma Co. Ltd.	78,200	331,156	99.5
Sumitomo Warehouse Co. Ltd.	5,400	94,933	28.5
Sun Frontier Fudousan Co. Ltd.	4,100	44,112	13.3
Suzuken Co. Ltd.	2,600	77,570	23.3
Systena Corp.	37,400	72,820	21.9
Tadano Ltd.	10,300	82,349	24.8

51

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Taiheiyo Cement Corp.	1,200	$25,486	7.7%
Taikisha Ltd.	2,300	70,062	21.1
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	102,272	30.7
Takasago Thermal Engineering Co. Ltd.	1,600	29,564	8.9
Takeuchi Manufacturing Co. Ltd.	1,600	51,315	15.4
Takuma Co. Ltd.	1,600	17,898	5.4
Tama Home Co. Ltd.	800	20,176	6.1
Tamron Co. Ltd.	1,800	57,941	17.4
Teijin Ltd.	15,000	161,579	48.6
Toa Corp.	4,800	112,036	33.7
Toho Gas Co. Ltd.	29,000	550,614	165.5
Tokuyama Corp.	7,800	135,104	40.6
Tokyo Century Corp.	7,000	274,768	82.6
Tosei Corp.	6,300	78,644	23.6
Toshiba TEC Corp.	2,000	58,092	17.5
Towa Pharmaceutical Co. Ltd.	1,000	12,946	3.9
Toyo Ink SC Holdings Co. Ltd.	11,300	176,962	53.2
Toyo Seikan Group Holdings Ltd.	5,300	86,338	26.0
Toyo Tire Corp.	9,900	136,024	40.9
Toyoda Gosei Co. Ltd.	7,200	156,947	47.2
TS Tech Co. Ltd.	2,400	31,262	9.4
Tsubakimoto Chain Co.	5,100	138,588	41.7
Tsugami Corp.	8,400	74,105	22.3
Tsumura & Co.	1,200	22,332	6.7
Tv Tokyo Holdings Corp.	3,400	84,685	25.5
UBE Corp.	26,700	496,760	149.3
United Arrows Ltd.	800	13,615	4.1
Usen-Next Holdings Co. Ltd.	2,800	65,939	19.8
Ushio, Inc.	14,500	205,636	61.8
Wacom Co. Ltd.	11,000	47,434	14.3
YAMABIKO Corp.	3,100	34,207	10.3
Yamaguchi Financial Group, Inc.	41,000	320,725	96.4
Yamazen Corp.	6,000	51,460	15.5
Yaoko Co. Ltd.	2,800	149,717	45.0
Yuasa Trading Co. Ltd.	1,400	45,611	13.7
Zenkoku Hosho Co. Ltd.	400	14,370	4.3

		24,589,346

Netherlands
Eurocommercial Properties NV	596	15,338	4.6
PostNL NV	84,990	175,763	52.8

		191,101

New Zealand
Contact Energy Ltd.	73,730	387,901	116.6

Norway
Aker Solutions ASA	34,418	153,746	46.2
Austevoll Seafood ASA	5,465	41,221	12.4
Grieg Seafood ASA	11,588	84,097	25.3
Leroy Seafood Group ASA	14,860	62,143	18.7
Odfjell Drilling Ltd.	12,765	36,603	11.0
SpareBank 1 Nord Norge	19,342	185,863	55.9
SpareBank 1 SMN	2,876	40,686	12.2
SpareBank 1 SR-Bank ASA	6,592	85,900	25.8
Stolt-Nielsen Ltd.	1,056	26,366	7.9
TOMRA Systems ASA	2,872	44,670	13.4
Wallenius Wilhelmsen ASA	9,805	68,760	20.7

		830,055

Security	Shares	Value	% of Basket Value

Portugal
CTT-Correios de Portugal SA	27,551	$110,463	33.2%
NOS SGPS SA	12,213	47,069	14.2
Sonae SGPS SA	246,734	270,464	81.3

		427,996

Singapore
BW LPG Ltd.	9,149	98,802	29.7
ComfortDelGro Corp Ltd.	260,700	248,779	74.8
NETLINK NBN TRUST	711,900	463,449	139.3

		811,030

South Africa
Scatec ASA	5,468	46,016	13.8

South Korea
Magnachip Semiconductor Corp.	5,594	51,744	15.6

Spain
Almirall SA	4,169	40,276	12.1
Applus Services SA	28,888	311,547	93.6
Atresmedia Corp de Medios de Comunicacion SA	17,219	71,437	21.5
Indra Sistemas SA	5,414	78,974	23.7
Merlin Properties Socimi SA	28,634	269,696	81.1

		771,930

Sweden
AAK AB	1,664	32,130	9.7
AddTech AB, B Shares	609	11,624	3.5
AFRY AB	5,567	79,506	23.9
Alleima AB	12,052	53,865	16.2
Betsson AB	28,654	353,303	106.2
Bufab AB	2,659	78,971	23.7
Camurus AB	3,226	93,317	28.0
Fortnox AB	13,159	82,969	24.9
Hexpol AB	3,919	43,698	13.1
Mycronic AB	1,832	40,526	12.2
NCC AB, B Shares	2,317	25,290	7.6
Nordnet AB publ	12,127	182,219	54.8
Nyfosa AB	2,186	14,232	4.3
Resurs Holding AB	6,923	16,994	5.1
SSAB AB, Class B	7,633	47,487	14.3
Sweco AB, B Shares	7,380	78,126	23.5
Thule Group AB	1,497	47,926	14.4

		1,282,183

Switzerland
Accelleron Industries AG	514	13,719	4.1
Burckhardt Compression Holding AG	326	194,791	58.5
Comet Holding AG	50	13,191	4.0
DKSH Holding AG	630	50,966	15.3
u-blox Holding AG	430	48,408	14.6
Valiant Holding AG	248	27,288	8.2

		348,363

United Kingdom
ASOS PLC	4,049	21,791	6.6
Babcock International Group PLC	12,995	63,531	19.1
Balfour Beatty PLC	18,612	83,481	25.1
Big Yellow Group PLC	8,347	115,887	34.8
boohoo Group PLC	504,927	253,561	76.2
Capricorn Energy PLC	43,589	99,541	29.9
Clarkson PLC	354	12,741	3.8
Computacenter PLC	3,498	98,298	29.6

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Cranswick PLC	602	$25,779	7.8%
Deliveroo PLC, Class A	100,914	170,990	51.4
Firstgroup PLC	21,639	40,857	12.3
Future PLC	1,624	17,376	5.2
Genius Sports Ltd.	3,150	24,696	7.4
Grafton Group PLC	11,056	125,862	37.8
Halfords Group PLC	50,855	145,121	43.6
Hunting PLC	28,308	96,931	29.1
J D Wetherspoon PLC	5,846	51,722	15.6
John Wood Group PLC	51,819	98,867	29.7
Just Group PLC	257,616	274,176	82.4
LondonMetric Property PLC	7,147	16,987	5.1
Marlowe PLC	3,378	24,595	7.4
Mitchells & Butlers PLC	9,698	29,082	8.7
Mitie Group PLC	40,425	53,707	16.1
Moneysupermarket.com Group PLC	10,799	38,628	11.6
Morgan Sindall Group PLC	3,151	78,253	23.5
Nomad Foods Ltd.	1,275	22,670	6.8
OSB Group PLC	59,365	285,489	85.8
Paragon Banking Group PLC	23,303	160,484	48.2
Pets at Home Group PLC	2,635	13,484	4.1
Premier Foods PLC	19,571	32,440	9.8
PZ Cussons PLC	8,890	18,971	5.7
Quilter PLC	322	326	0.1
Redde Northgate PLC	27,319	121,130	36.4
Savills PLC	3,912	48,989	14.7
Spire Healthcare Group PLC	7,531	20,802	6.3
TP ICAP Group PLC	68,375	141,313	42.5
Vanquis Banking Group PLC	79,466	130,179	39.1
Vesuvius PLC	2,412	13,897	4.2
Virgin Money UK PLC	75,803	174,714	52.5
WH Smith PLC	1,995	38,585	11.6
Workspace Group PLC	5,955	37,803	11.4

		3,323,736

United States
1-800-Flowers.com, Inc., Class A	10,274	89,178	26.8
2U, Inc.	13,358	63,851	19.2
8x8, Inc.	5,754	27,274	8.2
A10 Networks, Inc.	5,822	90,357	27.2
AAR Corp.	1,996	119,361	35.9
Abercrombie & Fitch Co., Class A	1,932	76,527	23.0
Accel Entertainment, Inc., Class A	14,410	164,274	49.4
Aclaris Therapeutics, Inc.	1,196	11,805	3.5
Acushnet Holdings Corp.	702	41,860	12.6
Adaptive Biotechnologies Corp.	1,673	14,120	4.2
Addus HomeCare Corp.	1,412	129,297	38.9
Advanced Energy Industries, Inc.	914	114,415	34.4
Agilysys, Inc.	948	69,801	21.0
Air Transport Services Group, Inc.	950	19,152	5.8
Alarm.com Holdings, Inc.	1,035	57,142	17.2
Albany International Corp., Class A	2,174	209,313	62.9
Alexander & Baldwin, Inc.	1,448	27,802	8.4
ALLETE, Inc.	1,041	59,785	18.0
Allied Motion Technologies, Inc.	5,610	218,229	65.6
Alta Equipment Group, Inc.	2,578	41,635	12.5
Altair Engineering, Inc., Class A	2,215	165,992	49.9
Alteryx, Inc., Class A	5,797	240,344	72.2
A-Mark Precious Metals, Inc.	676	27,574	8.3
Ambarella, Inc.	2,581	215,307	64.7
American States Water Co.	686	60,649	18.2

Security	Shares	Value	% of Basket Value

United States (continued)
Anywhere Real Estate, Inc.	9,184	$76,962	23.1%
Arch Resources, Inc.	3,486	23,461	7.1
Archrock, Inc.	17,500	204,050	61.3
Argan, Inc.	898	34,160	10.3
Armada Hoffler Properties, Inc.	1,814	22,530	6.8
ASGN, Inc.	1,019	77,770	23.4
AssetMark Financial Holdings, Inc.	626	18,717	5.6
Astec Industries, Inc.	2,897	143,112	43.0
Avantax, Inc.	581	15,036	4.5
Axogen, Inc.	1,623	14,023	4.2
Axos Financial, Inc.	547	25,709	7.7
AZZ, Inc.	493	21,855	6.6
Badger Meter, Inc.	444	73,100	22.0
Bank of Hawaii Corp.	591	33,764	10.1
Beazer Homes USA, Inc.	5,507	185,200	55.7
Benchmark Electronics, Inc.	11,652	308,895	92.8
BigCommerce Holdings, Inc., Series-1	9,247	99,960	30.0
BJ’s Restaurants, Inc.	3,422	128,873	38.7
Bluegreen Vacations Holding Corp., Class A	512	20,014	6.0
Boise Cascade Co.	1,763	182,453	54.8
Brandywine Realty Trust	24,650	124,482	37.4
Brink’s Co.	1,148	83,758	25.2
Bristow Group, Inc.	10,056	309,423	93.0
Cambium Networks Corp.	852	13,802	4.1
CareTrust REIT, Inc.	1,698	35,301	10.6
Cargurus, Inc.	6,809	154,292	46.4
Carpenter Technology Corp.	2,257	135,104	40.6
Cars.com, Inc.	14,854	338,820	101.8
Central Garden & Pet Co., Class A	5,734	219,153	65.9
Century Aluminum Co.	3,662	34,057	10.2
Century Communities, Inc.	1,236	95,444	28.7
Cerence, Inc.	977	27,170	8.2
CEVA, Inc.	7,215	195,959	58.9
Cheesecake Factory, Inc.	716	26,334	7.9
Chefs’ Warehouse, Inc.	1,676	60,906	18.3
Chegg, Inc.	8,539	86,500	26.0
Cinemark Holdings, Inc.	16,543	276,103	83.0
Clearway Energy, Inc., Class C	4,524	119,479	35.9
Cohu, Inc.	4,121	179,882	54.1
Computer Programs & Systems, Inc.	11,382	298,436	89.7
Comstock Resources, Inc.	5,383	68,633	20.6
Comtech Telecommunications Corp.	13,206	134,173	40.3
ConnectOne Bancorp, Inc.	7,559	154,733	46.5
Construction Partners, Inc., Class A	6,069	178,429	53.6
Core & Main, Inc., Class A	2,279	72,039	21.7
CRA International, Inc.	1,636	163,747	49.2
Crane NXT Co.	2,374	140,422	42.2
CryoPort, Inc.	1,138	18,288	5.5
CS Disco, Inc.	7,374	71,823	21.6
CSG Systems International, Inc.	1,818	93,791	28.2
CSW Industrials, Inc.	204	36,832	11.1
Customers Bancorp, Inc.	2,009	84,338	25.3
Dave & Buster’s Entertainment, Inc.	6,385	292,433	87.9
Delek U.S. Holdings, Inc.	5,630	155,332	46.7
Deluxe Corp.	1,616	30,688	9.2
DHT Holdings, Inc.	1,476	14,539	4.4
Digi International, Inc.	2,111	88,514	26.6
Digital Turbine, Inc.	8,829	95,706	28.8
Dime Community Bancshares, Inc.	3,629	81,290	24.4
DMC Global, Inc.	3,553	67,010	20.1
DXP Enterprises, Inc.	2,261	85,873	25.8

53

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Dycom Industries, Inc.	2,360	$235,009	70.6%
EchoStar Corp.	2,443	47,467	14.3
Edgewell Personal Care Co.	1,048	41,302	12.4
Encore Wire Corp.	560	95,586	28.7
Energizer Holdings, Inc.	354	12,638	3.8
EnerSys	2,689	291,272	87.5
EngageSmart, Inc.	4,338	82,248	24.7
Enova International, Inc.	2,659	146,484	44.0
ePlus, Inc.	417	23,498	7.1
ESCO Technologies, Inc.	1,344	135,139	40.6
Essent Group Ltd.	9,285	460,536	138.4
Essential Properties Realty Trust, Inc.	1,076	26,416	7.9
Ethan Allen Interiors, Inc.	5,898	185,610	55.8
Everbridge, Inc.	7,856	242,279	72.8
Everi Holdings, Inc.	13,857	205,638	61.8
Exponent, Inc.	1,698	152,107	45.7
EZCORP, Inc., Class A	12,345	111,846	33.6
Federal Signal Corp.	2,715	165,859	49.9
Federated Hermes, Inc.	2,020	68,337	20.5
First Interstate BancSystem, Inc.	5,727	164,537	49.5
Fiverr International Ltd.	443	13,352	4.0
Forestar Group, Inc.	2,531	74,614	22.4
Fresh Del Monte Produce, Inc.	6,143	163,281	49.1
Frontdoor, Inc.	2,815	98,300	29.5
FTAI Aviation Ltd.	2,350	75,694	22.8
Fulgent Genetics, Inc.	2,913	113,112	34.0
GATX Corp.	461	57,791	17.4
Genesco, Inc.	5,478	154,534	46.4
Gentherm, Inc.	3,749	224,078	67.4
Gibraltar Industries, Inc.	941	60,854	18.3
G-III Apparel Group Ltd.	6,920	143,313	43.1
Glacier Bancorp, Inc.	3,002	98,165	29.5
GMS, Inc.	315	23,212	7.0
GoPro, Inc., Class A	22,707	92,872	27.9
Green Brick Partners, Inc.	270	15,260	4.6
Griffon Corp.	4,617	192,621	57.9
Group 1 Automotive, Inc.	841	217,424	65.4
Guardant Health, Inc.	3,321	129,585	38.9
Gulfport Energy Corp.	576	59,011	17.7
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,318	321,623	96.7
Harmonic, Inc.	8,830	131,744	39.6
Haverty Furniture Cos, Inc.	471	16,768	5.0
HCI Group, Inc.	3,221	202,311	60.8
Health Catalyst, Inc.	7,979	111,945	33.6
Healthcare Services Group, Inc.	6,123	77,211	23.2
HealthStream, Inc.	896	20,142	6.1
Heartland Express, Inc.	9,002	147,183	44.2
Heartland Financial USA, Inc.	5,260	180,628	54.3
Helen of Troy Ltd.	1,303	184,114	55.3
Hims & Hers Health, Inc.	9,903	88,830	26.7
ICF International, Inc.	1,179	138,639	41.7
Independent Bank Group, Inc.	8,436	378,523	113.8
Infinera Corp.	43,413	195,358	58.7
Innospec, Inc.	439	47,034	14.1
Instructure Holdings, Inc.	1,088	29,561	8.9
Intapp, Inc.	1,291	53,008	15.9
Integral Ad Science Holding Corp.	3,875	80,794	24.3
International Money Express, Inc.	2,099	50,859	15.3
Itron, Inc.	4,010	315,467	94.8
Janus International Group, Inc.	4,509	51,493	15.5
JELD-WEN Holding, Inc.	6,928	123,388	37.1

Security	Shares	Value	% of Basket Value

United States (continued)
JetBlue Airways Corp.	6,018	$46,760	14.1%
Kaiser Aluminum Corp.	204	16,565	5.0
KB Home	3,731	201,362	60.5
Kemper Corp.	363	18,502	5.6
Kennametal, Inc.	891	27,158	8.2
Kimball Electronics, Inc.	3,450	100,671	30.3
Kohl’s Corp.	3,223	91,694	27.6
Korn Ferry	463	24,391	7.3
Kratos Defense & Security Solutions, Inc.	1,731	26,121	7.9
Kyndryl Holdings, Inc.	2,140	29,232	8.8
Laureate Education, Inc.	18,340	235,119	70.7
Legalzoom.com, Inc.	7,391	112,934	33.9
Lendingclub Corp.	4,515	37,881	11.4
Liquidity Services, Inc.	1,058	17,753	5.3
Liveperson, Inc.	23,902	113,535	34.1
LiveRamp Holdings, Inc.	2,687	76,687	23.0
Lovesac Co.	2,026	59,321	17.8
LXP Industrial Trust	5,908	59,494	17.9
M/I Homes, Inc.	4,106	410,600	123.4
Magnite, Inc.	13,592	205,647	61.8
Manitowoc Co., Inc.	1,609	29,155	8.8
MarineMax, Inc.	2,783	112,238	33.7
Matson, Inc.	561	52,431	15.8
MaxLinear, Inc.	8,886	219,218	65.9
McGrath RentCorp	1,155	111,319	33.5
MDC Holdings, Inc.	5,346	274,143	82.4
Mercury Systems, Inc.	2,473	93,925	28.2
Methode Electronics, Inc.	12,344	415,252	124.8
MillerKnoll, Inc.	7,821	153,057	46.0
Minerals Technologies, Inc.	658	40,368	12.1
Mister Car Wash, Inc.	6,317	62,728	18.9
Model N, Inc.	2,645	88,131	26.5
ModivCare, Inc.	553	24,188	7.3
Moog, Inc., Class A	2,402	253,267	76.1
Morningstar, Inc.	349	80,438	24.2
Mr Cooper Group, Inc.	3,677	213,156	64.1
MRC Global, Inc.	1,071	12,092	3.6
N-able, Inc.	4,014	56,477	17.0
Nabors Industries Ltd.	136	16,659	5.0
Napco Security Technologies, Inc.	3,254	121,960	36.7
National Health Investors, Inc.	1,216	66,771	20.1
National HealthCare Corp.	771	45,504	13.7
National Vision Holdings, Inc.	4,821	104,278	31.3
NETGEAR, Inc.	4,021	54,846	16.5
NetScout Systems, Inc.	3,755	104,952	31.5
Nevro Corp.	3,843	96,037	28.9
NewMarket Corp.	156	70,465	21.2
NextGen Healthcare, Inc.	805	13,387	4.0
Nordstrom, Inc.	1,661	38,386	11.5
Northwest Natural Holding Co.	470	20,196	6.1
OceanFirst Financial Corp.	1,836	34,205	10.3
ODP Corp.	8,816	439,742	132.2
O-I Glass, Inc.	9,265	212,724	63.9
Old Second Bancorp, Inc.	2,708	43,301	13.0
Olo, Inc., Class A	10,506	82,577	24.8
ON24, Inc.	4,596	40,675	12.2
Ooma, Inc.	13,822	207,330	62.3
Orchid Island Capital, Inc.	1,138	11,858	3.6
Orion Office REIT, Inc.	2,331	15,152	4.6
OSI Systems, Inc.	717	85,488	25.7
Outfront Media, Inc.	892	13,790	4.1
Owens & Minor, Inc.	2,361	45,426	13.7

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Oxford Industries, Inc.	2,229	$240,398	72.3%
Pacira BioSciences, Inc.	545	19,811	6.0
Palomar Holdings, Inc.	1,630	98,713	29.7
PAR Technology Corp.	377	13,040	3.9
Patterson Cos, Inc.	6,157	202,504	60.9
PDF Solutions, Inc.	1,640	75,424	22.7
Pegasystems, Inc.	3,663	193,223	58.1
Peloton Interactive, Inc., Class A	10,329	100,295	30.1
Petco Health & Wellness Co., Inc., Class A	1,363	11,122	3.3
PGT Innovations, Inc.	5,686	162,676	48.9
Phreesia, Inc.	590	18,715	5.6
Pilgrim’s Pride Corp.	818	20,262	6.1
Playtika Holding Corp.	5,735	68,476	20.6
Premier Financial Corp.	5,996	129,873	39.0
PriceSmart, Inc.	338	26,273	7.9
PROG Holdings, Inc.	1,892	76,777	23.1
Progress Software Corp.	2,773	166,546	50.1
Proto Labs, Inc.	6,389	211,795	63.7
Q2 Holdings, Inc.	2,072	73,494	22.1
Quaker Chemical Corp.	659	132,050	39.7
Rapid7, Inc.	2,874	131,945	39.7
Redfin Corp.	5,805	86,959	26.1
Remitly Global, Inc.	13,235	255,171	76.7
REV Group, Inc.	5,349	69,163	20.8
Revolve Group, Inc.	1,810	35,693	10.7
REX American Resources Corp.	3,463	128,200	38.5
RHI Magnesita NV	1,127	43,216	13.0
Riskified Ltd.	22,877	110,496	33.2
Rover Group, Inc., Class A	5,113	28,019	8.4
Safehold, Inc.	8,521	210,724	63.3
Sandy Spring Bancorp, Inc.	1,190	29,119	8.8
ScanSource, Inc.	649	19,528	5.9
Schneider National, Inc., Class B	1,608	49,542	14.9
Seaboard Corp.	8	28,840	8.7
Select Medical Holdings Corp.	7,561	226,906	68.2
Semtech Corp.	5,882	171,754	51.6
ServisFirst Bancshares, Inc.	4,378	261,279	78.5
Shake Shack, Inc., Class A	1,850	143,671	43.2
SI-BONE, Inc.	441	11,360	3.4
Signet Jewelers Ltd.	2,950	237,445	71.4
Simulations Plus, Inc.	352	17,530	5.3
Sinclair, Inc.	1,823	25,358	7.6
SkyWest, Inc.	1,951	85,824	25.8
SMART Global Holdings, Inc.	676	17,982	5.4
SolarWinds Corp.	3,463	36,500	11.0
Sonic Automotive, Inc., Class A	2,739	131,171	39.4
Sonos, Inc.	6,291	107,828	32.4
SpartanNash Co.	16,661	373,873	112.4
Spire, Inc.	1,185	75,330	22.6
Sprout Social, Inc., Class A	1,330	75,996	22.8
Sprouts Farmers Market, Inc.	1,759	69,041	20.8
SPX Technologies, Inc.	301	25,468	7.7
Squarespace, Inc., Class A	450	14,913	4.5
Standard Motor Products, Inc.	7,417	283,107	85.1
Steelcase, Inc., Class A	20,556	176,165	52.9
Stitch Fix, Inc.	2,736	13,981	4.2
Stratasys Ltd.	6,531	118,407	35.6
Strategic Education, Inc.	3,341	250,909	75.4
Sun Country Airlines Holdings, Inc.	6,656	143,503	43.1
SunPower Corp.	4,200	41,454	12.5
Surmodics, Inc.	791	25,367	7.6

Security	Shares	Value	% of Basket Value

United States (continued)
Tennant Co.	2,642	$211,994	63.7%
Texas Capital Bancshares, Inc.	580	37,033	11.1
Theravance Biopharma, Inc.	1,881	18,603	5.6
Thermon Group Holdings, Inc.	4,794	132,362	39.8
Titan Machinery, Inc.	1,264	40,347	12.1
Transcat, Inc.	511	42,863	12.9
Tri Pointe Homes, Inc.	4,782	152,450	45.8
Trinity Industries, Inc.	600	15,732	4.7
Trinseo PLC	7,943	139,956	42.1
TripAdvisor, Inc.	7,062	131,706	39.6
Trupanion, Inc.	744	22,952	6.9
TTEC Holdings, Inc.	361	12,433	3.7
Two Harbors Investment Corp.	10,067	134,998	40.6
UMB Financial Corp.	289	20,519	6.2
UMH Properties, Inc.	6,557	109,174	32.8
United States Cellular Corp.	3,039	53,821	16.2
Universal Insurance Holdings, Inc.	1,082	16,803	5.1
Upwork, Inc.	7,988	83,315	25.0
Urban Outfitters, Inc.	4,975	180,941	54.4
USANA Health Sciences, Inc.	530	34,402	10.3
Utz Brands, Inc.	1,248	20,904	6.3
Varex Imaging Corp.	5,196	121,015	36.4
Varonis Systems, Inc., Class B	4,524	129,839	39.0
Verra Mobility Corp., Class A	4,679	98,212	29.5
Vicor Corp.	3,870	357,085	107.3
Virtu Financial, Inc., Class A	4,711	87,436	26.3
Vita Coco Co., Inc.	1,419	37,490	11.3
Vital Farms, Inc.	7,526	88,054	26.5
Wabash National Corp.	665	15,747	4.7
Warby Parker, Inc.	2,712	40,517	12.2
Waste Connections, Inc.	260	36,635	11.0
Weis Markets, Inc.	4,667	309,609	93.1
Wolverine World Wide, Inc.	3,267	41,393	12.4
World Kinect Corp.	514	11,586	3.5
Worthington Industries, Inc.	1,099	82,007	24.6
Zeta Global Holdings Corp.	7,293	67,241	20.2
Zuora, Inc., Class A	8,064	94,591	28.4

		32,705,918

Preferred Stocks

Germany
FUCHS SE	6,850	289,844	87.1
Kloeckner & Co. SE	15,433	147,269	44.3
Schaeffler AG	15,168	97,209	29.2

Total Reference Entity — Long		77,579,318

Reference Entity — Short

Common Stocks

Australia
Altium Ltd.	(5,922)	(151,817)	(45.6)
Alumina Ltd.	(330,680)	(322,505)	(96.9)
Ansell Ltd.	(17,946)	(296,460)	(89.1)
ARB Corp. Ltd.	(6,353)	(135,215)	(40.6)
AUB Group Ltd.	(5,310)	(104,176)	(31.3)
Bapcor Ltd.	(14,396)	(60,816)	(18.3)
BWP Trust	(4,930)	(12,148)	(3.6)
Cleanaway Waste Management Ltd.	(1,182,472)	(2,223,064)	(668.2)
Coronado Global Resources, Inc., CDI	(25,810)	(29,459)	(8.9)
Corporate Travel Management Ltd.	(5,004)	(71,554)	(21.5)
De Grey Mining Ltd.	(125,764)	(114,097)	(34.3)
Deterra Royalties Ltd.	(124,474)	(398,822)	(119.9)

55

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Domain Holdings Australia Ltd.	(59,585)	$(165,563)	(49.8)%
Gold Road Resources Ltd.	(395,569)	(425,016)	(127.7)
GUD Holdings Ltd.	(103,773)	(703,400)	(211.4)
Imdex Ltd.	(39,189)	(51,471)	(15.5)
Ingenia Communities Group	(36,892)	(102,744)	(30.9)
IPH Ltd.	(25,630)	(138,622)	(41.7)
IRESS Ltd.	(72,010)	(509,144)	(153.0)
Link Administration Holdings Ltd.	(227,908)	(237,404)	(71.4)
Nine Entertainment Co. Holdings Ltd.	(28,533)	(41,780)	(12.6)
Nufarm Ltd.	(4,662)	(16,718)	(5.0)
Platinum Asset Management Ltd.	(67,383)	(72,829)	(21.9)
SolGold PLC	(291,770)	(60,483)	(18.2)
Star Entertainment Grp Ltd.	(92,340)	(65,021)	(19.5)
Tabcorp Holdings Ltd.	(1,549,817)	(1,117,973)	(336.0)
Tietto Minerals Ltd.	(40,515)	(14,042)	(4.2)
TPG Telecom Ltd.	(47,302)	(159,246)	(47.9)
United Malt Grp Ltd.	(131,318)	(431,945)	(129.8)

		(8,233,534)

Bahamas
OneSpaWorld Holdings Ltd.	(1,159)	(14,887)	(4.5)

Belgium
Ackermans & van Haaren NV	(453)	(79,371)	(23.9)
Shurgard Self Storage Ltd.	(288)	(13,443)	(4.0)
Telenet Group Holding NV	(632)	(14,796)	(4.4)

		(107,610)

Bermuda
Conduit Holdings Ltd.	(38,664)	(243,731)	(73.3)

Canada
Allied Properties REIT	(1,870)	(31,067)	(9.3)
Altus Group Ltd.	(1,877)	(62,624)	(18.8)
Andlauer Healthcare Group, Inc.	(5,263)	(175,703)	(52.8)
Badger Infrastructure Solutions Ltd.	(923)	(22,388)	(6.7)
Brookfield Business Corp., Class A	(25,997)	(531,733)	(159.8)
Cogeco Communications, Inc.	(2,491)	(126,131)	(37.9)
Definity Financial Corp.	(5,691)	(142,828)	(42.9)
Dream Industrial REIT	(41,990)	(451,902)	(135.8)
EQB, Inc.	(745)	(43,865)	(13.2)
Exchange, Inc.ome Corp.	(809)	(31,489)	(9.5)
K92 Mining, Inc.	(11,974)	(56,563)	(17.0)
Linamar Corp.	(2,369)	(137,480)	(41.3)
Lumine Group, Inc.	(9,084)	(144,077)	(43.3)
Maple Leaf Foods, Inc.	(631)	(13,164)	(4.0)
Martinrea International, Inc.	(1,184)	(13,213)	(4.0)
North West Co., Inc.	(1,431)	(34,822)	(10.5)
Park Lawn Corp.	(915)	(16,009)	(4.8)
Premium Brands Holdings Corp., Class A	(335)	(27,224)	(8.2)
Richelieu Hardware Ltd.	(1,554)	(51,822)	(15.6)
Shawcor Ltd.	(8,613)	(131,274)	(39.5)
Stella-Jones, Inc.	(236)	(11,979)	(3.6)
Teekay Tankers Ltd., Class A	(2,087)	(91,014)	(27.4)
Westshore Terminals Investment Corp.	(579)	(13,404)	(4.0)
Winpak Ltd.	(1,330)	(40,914)	(12.3)

		(2,402,689)

Security	Shares	Value	% of Basket Value

China
indie Semiconductor, Inc.	(9,529)	$(90,335)	(27.2)%
TI Fluid Systems PLC	(9,907)	(17,361)	(5.2)

		(107,696)

Costa Rica
Establishment Labs Holdings, Inc.	(2,581)	(185,858)	(55.9)

Denmark
ALK-Abello A/S	(7,466)	(82,206)	(24.7)
Alm Brand A/S	(122,152)	(197,528)	(59.4)
Chemometec A/S	(1,639)	(112,257)	(33.7)
Dfds A/S	(1,557)	(57,032)	(17.2)
NKT A/S	(276)	(15,867)	(4.8)
NTG Nordic Transport Group A/S	(1,436)	(91,456)	(27.5)
Ringkjoebing Landbobank A/S	(1,242)	(180,422)	(54.2)
Topdanmark AS	(1,107)	(51,305)	(15.4)

		(788,073)

Finland
Caverion OYJ	(11,148)	(105,810)	(31.8)
Huhtamaki OYJ	(2,905)	(105,523)	(31.7)
Metsa Board OYJ	(7,942)	(64,460)	(19.4)
TietoEVRY OYJ	(7,047)	(183,792)	(55.3)
Tokmanni Group Corp.	(5,132)	(80,915)	(24.3)

		(540,500)

Germany
CompuGroup Medical SE & Co. KGaA	(406)	(21,100)	(6.3)
Dermapharm Holding SE	(2,595)	(129,110)	(38.8)
Deutsche Wohnen SE	(2,293)	(58,710)	(17.7)
Encavis AG	(979)	(16,456)	(4.9)
Fielmann AG	(651)	(34,242)	(10.3)
Mercer International, Inc.	(2,962)	(26,362)	(7.9)
METRO AG	(7,100)	(63,041)	(19.0)
Norma Group SE	(3,762)	(67,837)	(20.4)
Orion SA	(1,111)	(24,353)	(7.3)
Siltronic AG	(1,616)	(145,227)	(43.7)
Software AG	(10,143)	(355,992)	(107.0)
TAG Immobilien AG	(732)	(8,398)	(2.5)

		(950,828)

Hong Kong
DFI Retail Group Holdings Ltd.	(5,800)	(15,613)	(4.7)

Indonesia
Golden Agri-Resources Ltd.	(80,900)	(15,327)	(4.6)

Ireland
Ardmore Shipping Corp.	(996)	(14,024)	(4.2)

Israel
Camtek Ltd.	(2,583)	(122,976)	(37.0)
Phoenix Holdings Ltd.	(55,796)	(579,428)	(174.1)
Plus500 Ltd.	(1,343)	(26,003)	(7.8)
Shapir Engineering and Industry Ltd.	(2,190)	(15,897)	(4.8)

		(744,304)

Italy
Banca Generali SpA	(770)	(29,012)	(8.7)
Salvatore Ferragamo SpA	(6,701)	(109,846)	(33.0)
Technoprobe SpA	(10,745)	(99,734)	(30.0)

		(238,592)

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan
Activia Properties, Inc.	(22)	$(64,606)	(19.4)%
Aeon Mall Co. Ltd.	(4,300)	(54,400)	(16.4)
AEON REIT Investment Corp.	(223)	(235,548)	(70.8)
Aichi Financial Group, Inc.	(4,300)	(75,653)	(22.7)
Airtrip Corp.	(1,300)	(23,873)	(7.2)
Amano Corp.	(1,000)	(22,796)	(6.9)
ARE Holdings, Inc.	(4,900)	(66,945)	(20.1)
Ariake Japan Co. Ltd.	(3,700)	(135,669)	(40.8)
ASKUL Corp.	(3,700)	(52,802)	(15.9)
Autobacs Seven Co. Ltd.	(13,000)	(144,481)	(43.4)
C Uyemura & Co. Ltd.	(600)	(40,632)	(12.2)
Calbee, Inc.	(7,000)	(135,727)	(40.8)
Casio Computer Co. Ltd.	(4,500)	(39,353)	(11.8)
Change Holdings, Inc.	(2,000)	(27,085)	(8.1)
COMSYS Holdings Corp.	(2,500)	(50,320)	(15.1)
CYBERDYNE, Inc.	(5,900)	(13,011)	(3.9)
Daiei Kankyo Co. Ltd.	(700)	(11,979)	(3.6)
Daiwa Office Investment Corp.	(6)	(26,835)	(8.1)
DCM Holdings Co. Ltd.	(13,200)	(111,784)	(33.6)
DeNA Co. Ltd.	(5,400)	(67,686)	(20.3)
Descente Ltd.	(7,600)	(223,769)	(67.3)
Dexerials Corp.	(3,200)	(73,155)	(22.0)
DIC Corp.	(29,900)	(574,731)	(172.7)
Duskin Co. Ltd.	(600)	(13,870)	(4.2)
EDION Corp.	(15,100)	(157,904)	(47.5)
en Japan, Inc.	(2,900)	(57,495)	(17.3)
eRex Co. Ltd.	(1,500)	(12,015)	(3.6)
Ferrotec Holdings Corp.	(1,500)	(37,205)	(11.2)
Frontier Real Estate Investment Corp.	(54)	(181,415)	(54.5)
Fuji Corp.	(11,500)	(212,215)	(63.8)
Fujio Food Group, Inc.	(8,800)	(87,191)	(26.2)
Fukuyama Transporting Co. Ltd.	(3,300)	(95,237)	(28.6)
Furuya Metal Co. Ltd.	(2,200)	(172,576)	(51.9)
Fuso Chemical Co. Ltd.	(6,700)	(213,532)	(64.2)
Future Corp.	(2,300)	(25,511)	(7.7)
GungHo Online Entertainment, Inc.	(7,300)	(144,608)	(43.5)
Hachijuni Bank Ltd.	(15,100)	(79,501)	(23.9)
Haseko Corp.	(13,700)	(179,087)	(53.8)
Hisamitsu Pharmaceutical Co., Inc.	(600)	(19,596)	(5.9)
Hokkaido Electric Power Co., Inc.	(10,100)	(47,233)	(14.2)
Hokuhoku Financial Group, Inc.	(5,200)	(47,536)	(14.3)
Hoshino Resorts REIT, Inc.	(10)	(44,604)	(13.4)
Hosiden Corp.	(3,200)	(42,310)	(12.7)
Idec Corp./Japan	(1,900)	(41,415)	(12.5)
IDOM, Inc.	(8,300)	(49,275)	(14.8)
Iino Kaiun Kaisha Ltd.	(12,900)	(85,006)	(25.6)
INFRONEER Holdings, Inc.	(8,000)	(78,208)	(23.5)
Insource Co. Ltd.	(5,800)	(51,811)	(15.6)
Iyogin Holdings, Inc.	(17,800)	(128,286)	(38.6)
Izumi Co. Ltd.	(2,400)	(61,874)	(18.6)
Japan Aviation Electronics Industry Ltd.	(35,000)	(728,184)	(218.9)
Japan Excellent, Inc.	(364)	(341,475)	(102.6)
Japan Hotel REIT Investment Corp.	(284)	(143,600)	(43.2)
Japan Logistics Fund, Inc.	(72)	(155,578)	(46.8)
Japan Prime Realty Investment Corp.	(11)	(27,788)	(8.4)
Japan Steel Works Ltd.	(2,100)	(44,615)	(13.4)
Joyful Honda Co. Ltd.	(1,800)	(21,150)	(6.4)
JTOWER, Inc.	(1,400)	(73,182)	(22.0)
Kadokawa Corp.	(6,100)	(153,599)	(46.2)
Kaken Pharmaceutical Co. Ltd.	(1,900)	(47,697)	(14.3)
Kamigumi Co. Ltd.	(2,300)	(53,352)	(16.0)
Kanto Denka Kogyo Co. Ltd.	(15,000)	(102,583)	(30.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
KeePer Technical Laboratory Co. Ltd.	(1,800)	$(80,272)	(24.1)%
Keihan Holdings Co. Ltd.	(3,000)	(85,246)	(25.6)
Keikyu Corp.	(30,600)	(293,389)	(88.2)
KNT-CT Holdings Co. Ltd.	(3,500)	(35,633)	(10.7)
Koa Corp.	(1,800)	(22,370)	(6.7)
Kohnan Shoji Co. Ltd.	(7,200)	(177,859)	(53.5)
Komeri Co. Ltd.	(7,400)	(157,109)	(47.2)
Kosaido Holdings Co. Ltd.	(800)	(12,748)	(3.8)
Kotobuki Spirits Co. Ltd.	(4,900)	(382,240)	(114.9)
Kura Sushi, Inc.	(5,400)	(120,406)	(36.2)
Kyudenko Corp.	(4,400)	(129,457)	(38.9)
Mabuchi Motor Co. Ltd.	(24,600)	(718,151)	(215.9)
Maruichi Steel Tube Ltd.	(2,300)	(55,108)	(16.6)
Maruwa Co. Ltd.	(300)	(49,823)	(15.0)
Mebuki Financial Group, Inc.	(50,400)	(136,705)	(41.1)
MEC Co. Ltd.	(3,200)	(80,751)	(24.3)
Mitsuboshi Belting Ltd.	(3,100)	(99,049)	(29.8)
Mitsui-Soko Holdings Co. Ltd.	(3,000)	(77,531)	(23.3)
Morinaga Milk Industry Co. Ltd.	(7,700)	(263,143)	(79.1)
Musashino Bank Ltd.	(2,200)	(39,716)	(11.9)
Nagoya Railroad Co. Ltd.	(2,800)	(45,888)	(13.8)
Nakayama Steel Works Ltd.	(4,900)	(32,285)	(9.7)
Nanto Bank Ltd.	(3,100)	(57,858)	(17.4)
NEC Networks & System Integration Corp.	(2,000)	(26,590)	(8.0)
Nifco, Inc.	(8,700)	(264,973)	(79.6)
Nikkiso Co. Ltd.	(4,000)	(25,714)	(7.7)
Nikkon Holdings Co. Ltd.	(7,600)	(161,705)	(48.6)
Nippon Kayaku Co. Ltd.	(66,100)	(623,542)	(187.4)
Nippon Pillar Packing Co. Ltd.	(200)	(6,418)	(1.9)
Nippon Shokubai Co. Ltd.	(1,700)	(66,964)	(20.1)
Nippon Yakin Kogyo Co. Ltd.	(500)	(15,682)	(4.7)
Nishimatsu Construction Co. Ltd.	(5,100)	(135,092)	(40.6)
Nojima Corp.	(3,900)	(38,977)	(11.7)
NS United Kaiun Kaisha Ltd.	(1,200)	(33,016)	(9.9)
OKUMA Corp.	(3,200)	(164,147)	(49.3)
Optorun Co. Ltd.	(1,900)	(31,863)	(9.6)
Osaka Soda Co. Ltd.	(3,600)	(148,841)	(44.7)
OSG Corp.	(15,100)	(206,042)	(61.9)
PAL GROUP Holdings Co. Ltd.	(5,800)	(172,889)	(52.0)
Piolax, Inc.	(6,700)	(105,329)	(31.7)
PKSHA Technology, Inc.	(2,700)	(57,536)	(17.3)
Press Kogyo Co. Ltd.	(9,500)	(42,947)	(12.9)
Raksul, Inc.	(4,900)	(48,714)	(14.6)
Rengo Co. Ltd.	(26,400)	(171,379)	(51.5)
Riken Keiki Co. Ltd.	(1,500)	(57,546)	(17.3)
Rorze Corp.	(700)	(56,008)	(16.8)
Sangetsu Corp.	(3,100)	(57,380)	(17.2)
SBS Holdings, Inc.	(800)	(19,430)	(5.8)
Seiko Group Corp.	(2,400)	(44,732)	(13.4)
Seria Co. Ltd.	(2,200)	(37,429)	(11.3)
Shibaura Mechatronics Corp.	(300)	(50,218)	(15.1)
Shiga Bank Ltd.	(4,300)	(93,931)	(28.2)
Shikoku Electric Power Co., Inc.	(10,800)	(77,625)	(23.3)
Shin Nippon Biomedical Laboratories Ltd.	(15,600)	(233,714)	(70.2)
SHO-BOND Holdings Co. Ltd.	(15,900)	(651,710)	(195.9)
Shochiku Co. Ltd.	(2,700)	(209,974)	(63.1)
Shoei Co. Ltd.	(13,900)	(254,406)	(76.5)
SKY Perfect JSAT Holdings, Inc.	(4,300)	(18,047)	(5.4)
Sotetsu Holdings, Inc.	(6,000)	(117,082)	(35.2)
Star Micronics Co. Ltd.	(1,000)	(12,501)	(3.8)
Sumitomo Bakelite Co. Ltd.	(800)	(35,100)	(10.6)
Takara Holdings, Inc.	(30,600)	(272,851)	(82.0)

57

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
TechnoPro Holdings, Inc.	(3,700)	$(96,337)	(29.0)%
T-Gaia Corp.	(1,800)	(22,945)	(6.9)
Toagosei Co. Ltd.	(3,600)	(34,904)	(10.5)
Tocalo Co. Ltd.	(5,200)	(53,979)	(16.2)
Toda Corp.	(5,300)	(29,652)	(8.9)
Toei Co. Ltd.	(600)	(77,649)	(23.3)
Toho Holdings Co. Ltd.	(1,800)	(35,242)	(10.6)
TOKAI Holdings Corp.	(4,500)	(29,342)	(8.8)
Tokyo Kiraboshi Financial Group, Inc.	(2,000)	(53,661)	(16.1)
Tokyo Steel Manufacturing Co. Ltd.	(10,700)	(131,099)	(39.4)
Towa Corp.	(3,600)	(68,437)	(20.6)
Toyota Boshoku Corp.	(3,700)	(68,582)	(20.6)
Tri Chemical Laboratories, Inc.	(3,800)	(71,409)	(21.5)
TV Asahi Holdings Corp.	(2,400)	(30,390)	(9.1)
Valqua Ltd.	(700)	(19,146)	(5.8)
W-Scope Corp.	(25,600)	(281,506)	(84.6)
YA-MAN Ltd.	(23,800)	(172,679)	(51.9)
Yamato Kogyo Co. Ltd.	(4,000)	(193,791)	(58.2)
Yamazaki Baking Co. Ltd.	(110,600)	(1,623,241)	(487.9)
ZERIA Pharmaceutical Co. Ltd.	(800)	(13,417)	(4.0)
ZIGExN Co. Ltd.	(2,800)	(15,477)	(4.7)
Zojirushi Corp.	(900)	(12,732)	(3.8)

		(17,668,557)

Luxembourg
RTL Group	(1,543)	(66,653)	(20.0)

Monaco
Scorpio Tankers, Inc.	(1,704)	(80,156)	(24.1)

Netherlands
Alfen NV	(9,827)	(690,024)	(207.4)
Arcadis NV	(917)	(40,564)	(12.2)
Fugro NV	(3,989)	(71,562)	(21.5)
TKH Group NV	(759)	(39,711)	(11.9)
Van Lanschot Kempen NV	(486)	(16,108)	(4.9)

		(857,969)

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(5,553)	(84,891)	(25.5)
Mainfreight Ltd.	(6,088)	(262,082)	(78.8)
Ryman Healthcare Ltd.	(1,595)	(6,882)	(2.1)

		(353,855)

Nigeria
Airtel Africa PLC	(70,865)	(106,949)	(32.1)

Norway
Aker Carbon Capture ASA	(28,345)	(43,392)	(13.0)
Europris ASA	(6,587)	(40,262)	(12.1)
FLEX LNG Ltd.	(4,236)	(134,789)	(40.5)
FREYR Battery SA	(43,768)	(368,526)	(110.8)
Nordic Semiconductor ASA	(4,140)	(61,331)	(18.4)
Norske Skog ASA	(3,787)	(17,138)	(5.1)
Norwegian Air Shuttle ASA	(830,665)	(837,033)	(251.6)
PGS ASA	(264,159)	(187,236)	(56.3)
Schibsted ASA, Class A	(2,043)	(43,768)	(13.2)

		(1,733,475)

Security	Shares	Value	% of Basket Value

Poland
InPost SA	(1,025)	$(12,502)	(3.8)%

Portugal
Altri SGPS SA	(6,723)	(32,315)	(9.7)
Greenvolt-Energias Renovaveis SA	(46,551)	(328,314)	(98.7)

		(360,629)

Puerto Rico
First BanCorp/Puerto Rico	(2,318)	(34,422)	(10.4)
OFG Bancorp	(4,234)	(141,797)	(42.6)

		(176,219)

Singapore
AEM Holdings Ltd.	(54,500)	(155,602)	(46.8)
Hafnia Ltd.	(19,050)	(104,145)	(31.3)
Kenon Holdings Ltd./Singapore	(9,366)	(249,433)	(75.0)
Keppel DC REIT	(263,700)	(437,377)	(131.5)
SATS Ltd.	(67,600)	(143,224)	(43.0)
Sheng Siong Group Ltd.	(46,000)	(56,686)	(17.0)

		(1,146,467)

Spain
Befesa SA	(3,845)	(150,066)	(45.1)
Ence Energia y Celulosa SA	(54,550)	(169,881)	(51.1)
Faes Farma SA	(30,142)	(105,755)	(31.8)
Grenergy Renovables SA	(520)	(16,037)	(4.8)
Laboratorios Farmaceuticos Rovi SA	(1,573)	(75,850)	(22.8)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	(37,834)	(37,131)	(11.1)
Melia Hotels International SA	(6,717)	(50,396)	(15.1)
Sacyr SA	(37,586)	(128,336)	(38.6)
Vidrala SA	(576)	(58,881)	(17.7)

		(792,333)

Sweden
Addnode Group AB, Class B	(2,067)	(15,784)	(4.7)
Axfood AB	(2,797)	(71,248)	(21.4)
Billerud Aktiebolag	(22,533)	(197,267)	(59.3)
Cloetta AB, B Shares	(9,351)	(17,211)	(5.2)
Dometic Group AB	(15,278)	(116,761)	(35.1)
Hemnet Group AB	(8,603)	(155,748)	(46.8)
Hexatronic Group AB	(43,596)	(339,528)	(102.0)
Loomis AB, Class B	(510)	(14,875)	(4.5)
New Wave Group AB, B Shares	(2,166)	(19,848)	(6.0)
Orron Energy ab	(13,880)	(16,046)	(4.8)
Pandox AB, Class B	(10,609)	(128,485)	(38.6)
Peab AB	(5,192)	(23,574)	(7.1)
Viaplay Group AB, Class B	(6,095)	(26,622)	(8.0)
Wallenstam AB, B Shares	(3,747)	(14,983)	(4.5)

		(1,157,980)

Switzerland
Allreal Holding AG	(155)	(28,558)	(8.6)
Arbonia AG	(9,295)	(108,572)	(32.6)
Bystronic AG	(47)	(33,435)	(10.1)
Cembra Money Bank AG	(237)	(18,053)	(5.4)
Daetwyler Holding AG	(288)	(57,866)	(17.4)
DocMorris AG	(220)	(13,544)	(4.1)
Emmi AG	(294)	(291,846)	(87.7)
Forbo Holding AG, Registered Shares	(97)	(141,264)	(42.5)

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Interroll Holding AG	(14)	$(44,912)	(13.5)%
Kardex Holding AG	(428)	(107,933)	(32.4)
Landis+Gyr Group AG	(482)	(42,332)	(12.7)
Leonteq AG	(273)	(13,078)	(3.9)
Mobilezone Holding AG	(13,623)	(230,117)	(69.2)
Mobimo Holding AG	(61)	(18,039)	(5.4)
OC Oerlikon Corp. AG, Registered Shares	(3,561)	(19,412)	(5.8)
Schweiter Technologies AG	(125)	(97,470)	(29.3)
SFS Group AG	(991)	(119,025)	(35.8)
St Galler Kantonalbank AG	(107)	(62,073)	(18.7)
Stadler Rail AG	(232)	(9,441)	(2.8)
Zehnder Group AG	(803)	(59,345)	(17.8)

		(1,516,315)

United Kingdom
4imprint Group PLC	(755)	(43,432)	(13.1)
Ascential PLC	(20,214)	(55,360)	(16.6)
Auction Technology Group PLC	(1,361)	(12,629)	(3.8)
Capita PLC	(80,194)	(28,738)	(8.6)
Close Brothers Group PLC	(4,242)	(50,648)	(15.2)
Currys PLC	(59,153)	(40,577)	(12.2)
Domino’s Pizza Group PLC	(96,406)	(435,489)	(130.9)
Dr Martens PLC	(13,767)	(26,831)	(8.1)
Elementis PLC	(18,927)	(27,333)	(8.2)
Genuit Group PLC	(11,334)	(45,739)	(13.8)
Global Ship Lease, Inc., Class A	(2,019)	(43,328)	(13.0)
Hays PLC	(41,050)	(56,263)	(16.9)
Mobico Group PLC	(27,957)	(33,580)	(10.1)
Moonpig Group PLC	(63,952)	(147,636)	(44.4)
Oxford Nanopore Technologies PLC	(10,198)	(34,589)	(10.4)
Pagegroup PLC	(29,985)	(173,359)	(52.1)
Playtech PLC	(5,368)	(39,396)	(11.8)
Rathbones Group PLC	(5,544)	(130,602)	(39.3)
Redrow PLC	(5,951)	(39,635)	(11.9)
Renishaw PLC	(2,551)	(128,636)	(38.7)
Shaftesbury Capital PLC	(48,139)	(75,332)	(22.6)
Subsea 7 SA	(6,819)	(91,061)	(27.4)
Tyman PLC	(4,663)	(18,995)	(5.7)
Victrex PLC	(4,029)	(80,588)	(24.2)
Yellow Cake PLC	(2,297)	(12,781)	(3.8)

		(1,872,557)

United States
ABM Industries, Inc.	(719)	(33,275)	(10.0)
ACI Worldwide, Inc.	(695)	(16,117)	(4.8)
Advansix, Inc.	(3,284)	(131,721)	(39.6)
Aehr Test Systems	(4,149)	(216,412)	(65.0)
Allegiant Travel Co.	(1,437)	(177,757)	(53.4)
Alpha & Omega Semiconductor Ltd.	(1,760)	(57,869)	(17.4)
Alpha Metallurgical Resources, Inc.	(362)	(62,706)	(18.8)
Alphatec Holdings, Inc.	(614)	(10,849)	(3.3)
Altus Power, Inc., Class A	(58,049)	(395,314)	(118.8)
Ambac Financial Group, Inc.	(1,256)	(17,760)	(5.3)
American Eagle Outfitters, Inc.	(4,818)	(67,693)	(20.3)
American Vanguard Corp.	(3,991)	(72,077)	(21.7)
America’s Car-Mart, Inc.	(1,410)	(167,959)	(50.5)
AMERISAFE, Inc.	(4,697)	(244,808)	(73.6)
Amphastar Pharmaceuticals, Inc.	(1,407)	(85,391)	(25.7)
Amplitude, Inc., Class A	(2,387)	(27,641)	(8.3)
Amylyx Pharmaceuticals, Inc.	(1,327)	(31,118)	(9.4)
ANI Pharmaceuticals, Inc.	(334)	(17,552)	(5.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Apollo Commercial Real Estate Finance, Inc.	(3,362)	$(39,672)	(11.9)%
Apollo Medical Holdings, Inc.	(679)	(24,872)	(7.5)
Appfolio, Inc., Class A	(1,280)	(231,155)	(69.5)
Applied Digital Corp.	(7,922)	(75,893)	(22.8)
ArcBest Corp.	(667)	(77,585)	(23.3)
Arhaus, Inc.	(19,780)	(226,679)	(68.1)
ARMOUR Residential REIT, Inc.	(12,435)	(63,543)	(19.1)
Artesian Resources Corp., Class A	(666)	(30,343)	(9.1)
Astronics Corp.	(747)	(15,672)	(4.7)
Atmus Filtration Technologies, Inc.	(8,492)	(202,534)	(60.9)
AvePoint, Inc.	(28,292)	(175,410)	(52.7)
Aviat Networks, Inc.	(2,628)	(80,338)	(24.1)
Avid Technology, Inc.	(2,950)	(70,328)	(21.1)
Avient Corp.	(6,637)	(268,998)	(80.9)
Azenta, Inc.	(810)	(38,054)	(11.4)
Balchem Corp.	(87)	(11,722)	(3.5)
BancFirst Corp.	(2,044)	(204,196)	(61.4)
Bank First Corp.	(10,139)	(895,882)	(269.3)
Barnes Group, Inc.	(1,894)	(74,434)	(22.4)
Belden, Inc.	(1,118)	(108,044)	(32.5)
BioLife Solutions, Inc.	(1,335)	(26,540)	(8.0)
Blackbaud, Inc.	(1,370)	(103,367)	(31.1)
Bloomin’ Brands, Inc.	(3,095)	(83,163)	(25.0)
Blue Bird Corp.	(1,273)	(26,657)	(8.0)
Boot Barn Holdings, Inc.	(3,829)	(359,543)	(108.1)
Boston Omaha Corp., Class A	(7,287)	(142,242)	(42.8)
Bowlero Corp.	(1,284)	(15,575)	(4.7)
Brightsphere Investment Group, Inc.	(2,111)	(44,922)	(13.5)
BrightView Holdings, Inc.	(2,253)	(17,371)	(5.2)
Brinker International, Inc.	(460)	(18,069)	(5.4)
Brookline Bancorp, Inc.	(2,976)	(31,784)	(9.6)
Buckle, Inc.	(5,062)	(185,067)	(55.6)
Cadre Holdings, Inc.	(1,783)	(41,490)	(12.5)
Caleres, Inc.	(565)	(15,278)	(4.6)
California Resources Corp.	(3,598)	(191,953)	(57.7)
California Water Service Group	(453)	(24,018)	(7.2)
Callon Petroleum Co.	(1,072)	(40,264)	(12.1)
Cal-Maine Foods, Inc.	(1,198)	(55,336)	(16.6)
Cambridge Bancorp	(831)	(51,140)	(15.4)
Camping World Holdings, Inc., Class A	(2,194)	(70,274)	(21.1)
Carriage Services, Inc., Class A	(2,345)	(75,908)	(22.8)
Cass Information Systems, Inc.	(1,741)	(66,071)	(19.9)
Cassava Sciences, Inc.	(719)	(15,804)	(4.8)
CBL & Associates Properties, Inc.	(1,306)	(28,432)	(8.5)
CCC Intelligent Solutions Holdings, Inc.	(1,151)	(12,684)	(3.8)
Centrus Energy Corp., Class A	(997)	(37,487)	(11.3)
Claros Mortgage Trust, Inc.	(3,619)	(44,586)	(13.4)
Cleanspark, Inc.	(10,502)	(63,117)	(19.0)
Clearfield, Inc.	(2,284)	(106,754)	(32.1)
CNA Financial Corp.	(2,513)	(98,409)	(29.6)
CNB Financial Corp.	(862)	(16,775)	(5.0)
Coastal Financial Corp.	(667)	(30,128)	(9.1)
Cogent Communications Holdings, Inc.	(529)	(32,396)	(9.7)
Collegium Pharmaceutical, Inc.	(2,244)	(51,073)	(15.4)
Columbus McKinnon Corp.	(1,390)	(58,853)	(17.7)
Commerce Bancshares, Inc.	(1,555)	(82,695)	(24.9)
Community Bank System, Inc.	(287)	(15,449)	(4.6)
Community Health Network, Inc.	(11,686)	(51,302)	(15.4)
Community Healthcare Trust, Inc.	(818)	(28,826)	(8.7)
Conduent, Inc.	(5,035)	(17,421)	(5.2)
CONMED Corp.	(805)	(97,445)	(29.3)

59

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Consensus Cloud Solutions, Inc.	(5,768)	$(186,941)	(56.2)%
CoreCivic, Inc.	(10,745)	(104,226)	(31.3)
Couchbase, Inc.	(911)	(15,205)	(4.6)
Covenant Logistics Group, Inc., Class A	(2,742)	(150,152)	(45.1)
Crescent Energy Co., Class A	(46,062)	(546,756)	(164.3)
Cymabay Therapeutics, Inc.	(9,244)	(120,634)	(36.3)
Cytek Biosciences, Inc.	(8,199)	(73,463)	(22.1)
Denny’s Corp.	(2,064)	(24,273)	(7.3)
Digitalbridge Group, Inc.	(7,473)	(119,717)	(36.0)
Digitalocean Holdings, Inc.	(3,847)	(190,503)	(57.3)
Dine Brands Global, Inc.	(6,235)	(376,095)	(113.0)
Diversified Energy Co. PLC	(17,703)	(21,648)	(6.5)
DocGo, Inc.	(1,435)	(12,040)	(3.6)
Dole PLC	(39,915)	(527,277)	(158.5)
Dorman Products, Inc.	(2,310)	(195,634)	(58.8)
Driven Brands Holdings, Inc.	(2,055)	(53,163)	(16.0)
Ducommun, Inc.	(3,759)	(188,476)	(56.7)
Earthstone Energy, Inc., Class A	(37,246)	(595,191)	(178.9)
Ebix, Inc.	(2,759)	(85,419)	(25.7)
Ecovyst, Inc.	(4,799)	(58,980)	(17.7)
Encore Capital Group, Inc.	(419)	(22,417)	(6.7)
Energy Recovery, Inc.	(5,502)	(167,701)	(50.4)
Enfusion, Inc., Class A	(5,399)	(58,579)	(17.6)
Enhabit, Inc.	(1,254)	(17,217)	(5.2)
EnPro Industries, Inc.	(1,743)	(241,894)	(72.7)
Enstar Group Ltd.	(285)	(72,926)	(21.9)
Eos Energy Enterprises, Inc.	(12,594)	(30,981)	(9.3)
EPR Properties	(682)	(30,444)	(9.2)
Equity Commonwealth	(4,355)	(85,314)	(25.6)
Esab Corp.	(1,184)	(81,341)	(24.4)
European Wax Center, Inc., Class A	(3,522)	(68,221)	(20.5)
EVgo, Inc., Class A	(142,549)	(622,939)	(187.2)
Evolent Health, Inc., Class A	(2,630)	(79,926)	(24.0)
Excelerate Energy, Inc.	(771)	(16,361)	(4.9)
Farmers National Banc Corp.	(14,487)	(199,196)	(59.9)
Farmland Partners, Inc.	(45,581)	(523,726)	(157.4)
Figs, Inc., Class A	(2,804)	(20,637)	(6.2)
First Advantage Corp.	(8,629)	(129,435)	(38.9)
First Bancshares, Inc.	(6,011)	(188,204)	(56.6)
First Commonwealth Financial Corp.	(3,527)	(50,930)	(15.3)
First Financial Bankshares, Inc.	(791)	(25,779)	(7.7)
First Merchants Corp.	(1,983)	(63,694)	(19.1)
Flywire Corp.	(523)	(17,855)	(5.4)
Foot Locker, Inc.	(5,745)	(154,368)	(46.4)
FormFactor, Inc.	(328)	(12,188)	(3.7)
Forward Air Corp.	(1,329)	(157,938)	(47.5)
Four Corners Property Trust, Inc.	(949)	(24,959)	(7.5)
Franklin BSP Realty Trust, Inc.	(3,784)	(54,111)	(16.3)
Freshpet, Inc.	(288)	(21,180)	(6.4)
Frontier Group Holdings, Inc.	(3,559)	(33,099)	(9.9)
FutureFuel Corp.	(7,812)	(75,933)	(22.8)
GCM Grosvenor, Inc., Class A	(2,371)	(18,612)	(5.6)
GEO Group, Inc.	(9,332)	(69,710)	(21.0)
German American Bancorp, Inc.	(2,211)	(65,136)	(19.6)
Gladstone Land Corp.	(6,034)	(101,009)	(30.4)
Glaukos Corp.	(591)	(45,590)	(13.7)
Global Medical REIT, Inc.	(3,619)	(35,828)	(10.8)
Gogo, Inc.	(3,133)	(47,214)	(14.2)
Golden Entertainment, Inc.	(1,270)	(53,772)	(16.2)
Gorman-Rupp Co	(665)	(21,081)	(6.3)
GrafTech International Ltd.	(8,717)	(46,026)	(13.8)
Grand Canyon Education, Inc.	(727)	(78,916)	(23.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Greif, Inc., Class A	(431)	$(31,881)	(9.6)%
Grid Dynamics Holdings, Inc.	(1,441)	(15,015)	(4.5)
Harrow Health, Inc.	(7,780)	(171,782)	(51.6)
Hawaiian Electric Industries, Inc.	(2,640)	(101,350)	(30.5)
Hawkins, Inc.	(871)	(40,719)	(12.2)
Hecla Mining Co	(24,193)	(139,352)	(41.9)
Heidrick & Struggles International, Inc.	(1,027)	(28,006)	(8.4)
Helios Technologies, Inc.	(419)	(26,481)	(8.0)
Hibbett, Inc.	(637)	(29,557)	(8.9)
Hillenbrand, Inc.	(703)	(36,514)	(11.0)
Hilltop Holdings, Inc.	(2,258)	(69,840)	(21.0)
Hippo Holdings, Inc.	(2,125)	(36,550)	(11.0)
HireRight Holdings Corp.	(1,184)	(12,681)	(3.8)
Home BancShares, Inc./AR	(1,713)	(41,643)	(12.5)
Hostess Brands, Inc., Class A	(5,296)	(127,316)	(38.3)
Huron Consulting Group, Inc.	(374)	(35,369)	(10.6)
Ichor Holdings Ltd.	(721)	(27,917)	(8.4)
IMAX Corp.	(4,519)	(83,195)	(25.0)
Informatica, Inc., Class A	(8,359)	(159,155)	(47.8)
Ingevity Corp.	(1,709)	(109,410)	(32.9)
Ingles Markets, Inc.	(1,143)	(96,926)	(29.1)
Inspired Entertainment, Inc.	(2,607)	(32,822)	(9.9)
Installed Building Products, Inc.	(1,041)	(154,089)	(46.3)
Integra LifeSciences Holdings Corp.	(5,049)	(229,578)	(69.0)
International Bancshares Corp.	(1,370)	(68,007)	(20.4)
Intrepid Potash, Inc.	(2,386)	(65,615)	(19.7)
InvenTrust Properties Corp.	(1,894)	(46,100)	(13.9)
Invesco Mortgage Capital, Inc.	(11,460)	(137,635)	(41.4)
IonQ, Inc.	(7,230)	(139,177)	(41.8)
Ivanhoe Electric, Inc. / US	(4,278)	(69,560)	(20.9)
Jack in the Box, Inc.	(1,096)	(108,953)	(32.7)
Jackson Financial, Inc.	(2,415)	(79,743)	(24.0)
JBG SMITH Properties	(1,018)	(17,031)	(5.1)
John Bean Technologies Corp.	(1,491)	(184,303)	(55.4)
Kennedy-Wilson Holdings, Inc.	(7,569)	(124,888)	(37.5)
Kinetik Holdings, Inc., Class A	(39,950)	(1,438,200)	(432.3)
KKR Real Estate Finance Trust, Inc.	(4,042)	(50,363)	(15.1)
Knife River Corp.	(1,524)	(66,248)	(19.9)
Lakeland Financial Corp.	(662)	(36,701)	(11.0)
La-Z-Boy, Inc.	(2,634)	(82,629)	(24.8)
LCI Industries	(383)	(52,191)	(15.7)
Lemonade, Inc.	(8,902)	(206,971)	(62.2)
Leonardo DRS, Inc.	(2,732)	(45,597)	(13.7)
Leslie’s, Inc.	(2,198)	(14,001)	(4.2)
Liberty Energy, Inc., Class A	(4,014)	(66,111)	(19.9)
Lifestance Health Group, Inc.	(2,262)	(21,240)	(6.4)
Lightwave Logic, Inc.	(16,571)	(111,357)	(33.5)
LSB Industries, Inc.	(1,089)	(12,164)	(3.7)
LTC Properties, Inc.	(928)	(31,144)	(9.4)
Macerich Co	(8,172)	(104,193)	(31.3)
Madison Square Garden Entertainment Corp., Class A	(381)	(13,274)	(4.0)
Marathon Digital Holdings, Inc.	(1,472)	(25,569)	(7.7)
Marten Transport Ltd.	(3,141)	(71,175)	(21.4)
MasterCraft Boat Holdings, Inc.	(751)	(23,018)	(6.9)
Mativ Holdings, Inc.	(1,503)	(23,657)	(7.1)
Matthews International Corp.	(1,010)	(46,359)	(13.9)
MaxCyte, Inc.	(13,331)	(59,590)	(17.9)
Maxeon Solar Technologies Ltd.	(903)	(22,295)	(6.7)
MBIA, Inc.	(19,934)	(174,223)	(52.4)
MediaAlpha, Inc., Class A	(3,360)	(34,070)	(10.2)
MeridianLink, Inc.	(4,060)	(90,700)	(27.3)

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Mesa Laboratories, Inc.	(167)	$(21,486)	(6.5)%
Metropolitan Bank Holding Corp.	(8,464)	(383,335)	(115.2)
MFA Financial, Inc.	(4,285)	(48,249)	(14.5)
MGE Energy, Inc.	(1,865)	(149,648)	(45.0)
Middlesex Water Co	(176)	(14,154)	(4.3)
Mission Produce, Inc.	(2,561)	(29,759)	(8.9)
Mitek Systems, Inc.	(654)	(6,677)	(2.0)
Montauk Renewables, Inc.	(8,319)	(72,791)	(21.9)
Movado Group, Inc.	(3,754)	(107,740)	(32.4)
Mueller Water Products, Inc., Class A	(10,004)	(160,964)	(48.4)
National Beverage Corp.	(1,635)	(86,410)	(26.0)
National Western Life Group, Inc.	(434)	(183,005)	(55.0)
NBT Bancorp, Inc.	(4,626)	(172,087)	(51.7)
NeoGenomics, Inc.	(1,909)	(33,083)	(9.9)
Netlist, Inc.	(10,067)	(31,208)	(9.4)
NETSTREIT Corp.	(11,832)	(211,674)	(63.6)
Newmark Group, Inc.	(8,997)	(62,259)	(18.7)
Nicolet Bankshares, Inc.	(1,765)	(147,642)	(44.4)
Northern Oil and Gas, Inc.	(1,678)	(66,063)	(19.9)
Northfield Bancorp, Inc.	(1,125)	(13,703)	(4.1)
Northwest Bancshares, Inc.	(6,971)	(86,162)	(25.9)
NorthWestern Corp.	(499)	(28,179)	(8.5)
NV5 Global, Inc.	(995)	(109,002)	(32.8)
NVE Corp.	(175)	(13,862)	(4.2)
Office Properties, Inc.ome Trust	(7,421)	(57,142)	(17.2)
OneWater Marine, Inc., Class A	(699)	(26,317)	(7.9)
Origin Bancorp, Inc.	(2,737)	(89,226)	(26.8)
OrthoPediatrics Corp.	(2,437)	(101,745)	(30.6)
Otter Tail Corp.	(789)	(63,917)	(19.2)
Papa John’s International, Inc.	(956)	(79,061)	(23.8)
Par Pacific Holdings, Inc.	(4,388)	(138,134)	(41.5)
Paramount Group, Inc.	(9,562)	(50,105)	(15.1)
Park National Corp.	(2,165)	(241,441)	(72.6)
Patrick Industries, Inc.	(2,492)	(215,683)	(64.8)
Patterson-UTI Energy, Inc.	(801)	(12,688)	(3.8)
Paycor HCM, Inc.	(1,164)	(31,265)	(9.4)
Peapack-Gladstone Financial Corp.	(1,826)	(53,374)	(16.0)
PennyMac Financial Services, Inc.	(393)	(29,565)	(8.9)
PennyMac Mortgage Investment Trust	(10,025)	(128,119)	(38.5)
Peoples Bancorp, Inc.	(2,653)	(74,735)	(22.5)
Perficient, Inc.	(2,349)	(149,843)	(45.0)
Perimeter Solutions SA	(4,829)	(26,849)	(8.1)
PetMed Express, Inc.	(6,939)	(101,656)	(30.6)
Phillips Edison & Co., Inc.	(3,441)	(121,502)	(36.5)
Phinia, Inc.	(648)	(18,384)	(5.5)
Physicians Realty Trust	(7,006)	(103,268)	(31.0)
Piedmont Lithium, Inc.	(350)	(19,201)	(5.8)
Piedmont Office Realty Trust, Inc.	(30,415)	(226,288)	(68.0)
Plexus Corp.	(160)	(15,758)	(4.7)
Plymouth Industrial REIT, Inc.	(3,196)	(72,773)	(21.9)
PolyPeptide Group AG	(853)	(20,175)	(6.1)
PowerSchool Holdings, Inc., Class A	(4,625)	(111,786)	(33.6)
Premier, Inc., Class A	(8,507)	(236,069)	(71.0)
ProAssurance Corp.	(4,160)	(69,888)	(21.0)
PROCEPT BioRobotics Corp.	(539)	(18,563)	(5.6)
ProFrac Holding Corp.	(47,196)	(607,413)	(182.6)
ProPetro Holding Corp.	(2,817)	(29,409)	(8.8)
PureCycle Technologies, Inc.	(11,474)	(135,852)	(40.8)
QIAGEN NV	(1,656)	(77,534)	(23.3)
Quanex Building Products Corp.	(529)	(14,886)	(4.5)
RadNet, Inc.	(1,455)	(48,131)	(14.5)
Rayonier, Inc.	(3,123)	(103,434)	(31.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Ready Capital Corp.	(111,352)	$(1,288,343)	(387.2)%
Red Rock Resorts, Inc.	(3,401)	(164,948)	(49.6)
Reliance Worldwide Corp. Ltd.	(30,287)	(87,286)	(26.2)
Renasant Corp.	(1,112)	(34,405)	(10.3)
Resources Connection, Inc.	(10,188)	(162,804)	(48.9)
Reynolds Consumer Products, Inc.	(5,636)	(156,004)	(46.9)
Rocket Lab USA, Inc.	(11,396)	(83,989)	(25.2)
Rogers Corp.	(1,125)	(189,686)	(57.0)
RPC, Inc.	(10,651)	(88,616)	(26.6)
RXO, Inc.	(1,435)	(31,642)	(9.5)
S&T Bancorp, Inc.	(2,884)	(91,077)	(27.4)
Safety Insurance Group, Inc.	(193)	(13,896)	(4.2)
Saul Centers, Inc.	(373)	(14,379)	(4.3)
Savers Value Village, Inc.	(1,630)	(39,397)	(11.8)
Scholastic Corp.	(1,323)	(57,140)	(17.2)
Schrodinger, Inc.	(774)	(40,488)	(12.2)
Select Water Solutions, Inc.	(4,648)	(39,090)	(11.7)
SEMrush Holdings, Inc., Class A	(1,286)	(13,644)	(4.1)
Shenandoah Telecommunications Co	(1,413)	(26,381)	(7.9)
Shoe Carnival, Inc.	(1,617)	(43,028)	(12.9)
Shutterstock, Inc.	(4,158)	(213,929)	(64.3)
Silgan Holdings, Inc.	(4,567)	(200,263)	(60.2)
SilverBow Resources, Inc.	(811)	(29,042)	(8.7)
Simmons First National Corp., Class A	(1,839)	(37,129)	(11.2)
SITE Centers Corp.	(6,053)	(85,045)	(25.6)
Six Flags Entertainment Corp.	(4,688)	(112,043)	(33.7)
SJW Group	(617)	(43,474)	(13.1)
Skyward Specialty Insurance Group, Inc.	(565)	(13,385)	(4.0)
Sotera Health Co	(2,368)	(44,945)	(13.5)
Southside Bancshares, Inc.	(592)	(19,660)	(5.9)
Spirit AeroSystems Holdings, Inc., Class A	(450)	(14,319)	(4.3)
Stellar Bancorp, Inc.	(2,770)	(68,862)	(20.7)
Stem, Inc.	(48,497)	(342,874)	(103.1)
Stepan Co	(87)	(8,336)	(2.5)
Steven Madden Ltd.	(2,766)	(92,329)	(27.8)
Stoneridge, Inc.	(2,388)	(48,811)	(14.7)
StoneX Group, Inc.	(877)	(80,693)	(24.3)
Stride, Inc.	(1,770)	(67,632)	(20.3)
SunCoke Energy, Inc.	(8,433)	(74,885)	(22.5)
Sylvamo Corp.	(369)	(18,107)	(5.4)
Talos Energy, Inc.	(959)	(15,344)	(4.6)
Tanger Factory Outlet Centers, Inc.	(1,639)	(38,369)	(11.5)
Target Hospitality Corp.	(10,486)	(133,906)	(40.2)
Terex Corp.	(720)	(42,214)	(12.7)
Terns Pharmaceuticals, Inc.	(1,484)	(10,714)	(3.2)
TFS Financial Corp.	(2,769)	(40,178)	(12.1)
Tidewater, Inc.	(1,893)	(119,467)	(35.9)
TPG, Inc.	(8,962)	(263,752)	(79.3)
TPI Composites, Inc.	(3,724)	(22,121)	(6.6)
TreeHouse Foods, Inc.	(1,610)	(83,092)	(25.0)
Triumph Financial, Inc.	(259)	(18,366)	(5.5)
Triumph Group, Inc.	(6,944)	(87,842)	(26.4)
Tronox Holdings PLC	(2,705)	(35,949)	(10.8)
TrueBlue, Inc.	(8,521)	(127,389)	(38.3)
Ubiquiti, Inc.	(965)	(171,432)	(51.5)
Udemy, Inc.	(1,832)	(21,636)	(6.5)
UFP Technologies, Inc.	(865)	(168,385)	(50.6)
Ultra Clean Holdings, Inc.	(5,317)	(202,578)	(60.9)
UniFirst Corp.	(126)	(20,450)	(6.1)
United Community Banks, Inc.	(1,269)	(36,890)	(11.1)
United Natural Foods, Inc.	(7,812)	(162,490)	(48.8)
Uniti Group, Inc.	(8,728)	(48,702)	(14.6)

61

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Upbound Group, Inc.	(1,842)	$(63,788)	(19.2)%
Urban Edge Properties	(7,293)	(124,054)	(37.3)
Urstadt Biddle Properties, Inc., Class A	(4,920)	(111,586)	(33.5)
Veradigm, Inc.	(14,076)	(190,308)	(57.2)
Veris Residential, Inc.	(571)	(10,666)	(3.2)
Veritiv Corp.	(647)	(90,664)	(27.3)
Vertex Energy, Inc.	(18,947)	(99,851)	(30.0)
Virtus Investment Partners, Inc.	(53)	(10,904)	(3.3)
Vishay Intertechnology, Inc.	(2,155)	(60,663)	(18.2)
Vista Outdoor, Inc.	(5,437)	(164,741)	(49.5)
Vital Energy, Inc.	(1,174)	(61,964)	(18.6)
Walker & Dunlop, Inc.	(1,956)	(177,957)	(53.5)
Warrior Met Coal, Inc.	(1,010)	(44,693)	(13.4)
Washington Federal, Inc.	(7,756)	(240,746)	(72.4)
WD-40 Co	(270)	(61,965)	(18.6)
Westamerica BanCorp.	(439)	(21,594)	(6.5)
White Mountains Insurance Group Ltd.	(10)	(15,470)	(4.7)
WW International, Inc.	(8,029)	(93,538)	(28.1)
Xenia Hotels & Resorts, Inc.	(2,311)	(29,350)	(8.8)
XPEL, Inc.	(858)	(69,695)	(20.9)
Yelp, Inc., Class A	(3,671)	(165,379)	(49.7)
York Water Co	(318)	(13,143)	(4.0)

		(34,740,733)

Total Reference Entity — Short		(77,246,615)

Net Value of Reference Entity — BNP Paribas SA		$332,703

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination 08/19/2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	18,350	$32,535	(4.2)%
Accent Group Ltd.	62,024	74,846	(9.6)
ALS Ltd.	5,718	45,915	(5.9)
Arena REIT	70,380	182,859	(23.6)
Bendigo & Adelaide Bank Ltd.	48,396	305,984	(39.5)
Boral Ltd.	93,198	274,368	(35.4)
Centuria Capital Group	35,176	40,957	(5.3)
Challenger Ltd.	46,839	229,762	(29.6)
Charter Hall Long Wale REIT	122,663	344,833	(44.5)
Charter Hall Retail REIT	352,613	903,922	(116.6)
Charter Hall Social Infrastructure REIT	67,042	137,071	(17.7)
Credit Corp. Group Ltd.	26,101	421,518	(54.4)
CSR Ltd.	21,501	83,861	(10.8)
Data#3 Ltd.	29,744	150,731	(19.4)
Downer EDI Ltd.	125,742	375,977	(48.5)
Eagers Automotive Ltd.	17,097	172,710	(22.3)
Elders Ltd.	35,467	176,583	(22.8)
Flutter Entertainment PLC	1,800	358,991	(46.3)
GrainCorp Ltd.	66,598	367,936	(47.5)
Growthpoint Properties Australia Ltd.	107,608	211,217	(27.2)
Johns Lyng Group Ltd.	56,315	203,861	(26.3)

Security	Shares	Value	% of Basket Value

Australia (continued)
Jumbo Interactive Ltd.	32,341	$339,044	(43.7)%
Karoon Energy Ltd.	69,902	106,928	(13.8)
Lifestyle Communities Ltd.	3,762	44,719	(5.8)
Lovisa Holdings Ltd.	13,057	191,561	(24.7)
Magellan Financial Group Ltd.	20,413	130,194	(16.8)
Monadelphous Group Ltd.	36,562	340,318	(43.9)
Nanosonics Ltd.	137,323	444,735	(57.4)
National Storage REIT	222,339	352,675	(45.5)
Netwealth Group Ltd.	22,896	237,304	(30.6)
nib holdings Ltd.	19,743	110,054	(14.2)
Nick Scali Ltd.	34,772	253,974	(32.8)
NRW Holdings Ltd.	7,040	12,931	(1.7)
oOh!media Ltd.	272,793	259,957	(33.5)
Orora Ltd.	142,531	349,398	(45.1)
Perenti Ltd.	407,514	332,983	(42.9)
Perseus Mining Ltd.	459,342	548,714	(70.8)
Pinnacle Investment Management Group Ltd.	32,799	235,828	(30.4)
Premier Investments Ltd.	21,003	317,859	(41.0)
Qube Holdings Ltd.	50,283	99,898	(12.9)
Ramelius Resources Ltd.	235,528	206,842	(26.7)
Region RE Ltd.	64,644	106,108	(13.7)
Regis Resources Ltd., Registered Shares	271,377	315,057	(40.6)
Seven Group Holdings Ltd.	3,359	59,607	(7.7)
Silver Lake Resources Ltd.	125,359	77,213	(10.0)
Technology One Ltd.	72,470	779,662	(100.6)
Ventia Services Group Pty Ltd.	134,144	265,900	(34.3)
Viva Energy Group Ltd.	66,986	144,272	(18.6)
Waypoint REIT Ltd.	322,485	577,477	(74.5)

		12,337,649

Austria
ANDRITZ AG	4,885	257,918	(33.3)
DO & CO AG	133	17,914	(2.3)
IMMOFINANZ AG	13,530	277,439	(35.8)
Kontron AG	24,619	545,391	(70.4)
Schoeller-Bleckmann Oilfield Equipment AG	1,104	68,366	(8.8)
Telekom Austria AG, Class A	24,369	187,959	(24.2)
UNIQA Insurance Group AG	45,820	382,090	(49.3)
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,200	333,442	(43.0)
Wienerberger AG	4,291	141,973	(18.3)

		2,212,492

Belgium
Azelis Group NV	3,172	82,652	(10.7)
Barco NV	32,464	774,225	(99.9)
Etablissements Franz Colruyt NV	5,633	219,393	(28.3)
Exmar NV	18,928	242,302	(31.3)
Fagron	14,103	256,543	(33.1)
KBC Ancora	749	35,014	(4.5)
Melexis NV	11,832	1,303,297	(168.1)
Montea NV	1,865	154,500	(19.9)
Ontex Group NV	5,228	45,292	(5.8)
Recticel SA	1,188	15,083	(2.0)

		3,128,301

Canada
Advantage Energy Ltd.	15,414	108,607	(14.0)
Aecon Group, Inc.	55,946	465,212	(60.0)
Altius Minerals Corp.	22,013	357,274	(46.1)
Artis REIT	67,411	355,154	(45.8)
Atco Ltd., Class I	43,184	1,232,309	(159.0)
Boardwalk REIT	6,945	344,893	(44.5)

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Boyd Group Services, Inc.	146	$26,724	(3.5)%
Canaccord Genuity Group, Inc.	31,892	200,662	(25.9)
Canada Goose Holdings, Inc.	82,258	1,497,679	(193.2)
Canfor Corp.	3,547	55,943	(7.2)
Cardinal Energy Ltd.	10,316	56,108	(7.2)
Cargojet, Inc.	4,813	353,756	(45.6)
Centerra Gold, Inc.	21,740	139,424	(18.0)
Choice Properties REIT	12,820	134,921	(17.4)
Crombie REIT	56,731	598,608	(77.2)
CT REIT	6,842	79,078	(10.2)
Dream Office REIT	1,252	12,911	(1.7)
DREAM Unlimited Corp., Class A	10,950	171,795	(22.2)
Dundee Precious Metals, Inc.	52,438	364,511	(47.0)
ECN Capital Corp.	31,387	62,339	(8.0)
Enghouse Systems Ltd.	4,262	96,530	(12.5)
First Capital REIT	28,799	321,212	(41.4)
First National Financial Corp.	875	25,862	(3.3)
Fortuna Silver Mines, Inc.	92,149	328,313	(42.4)
Freehold Royalties Ltd.	41,733	440,975	(56.9)
goeasy Ltd.	285	27,395	(3.5)
H&R REIT	81,733	637,685	(82.3)
Hudbay Minerals, Inc.	29,150	173,695	(22.4)
Innergex Renewable Energy, Inc.	74,795	734,257	(94.7)
Interfor Corp.	7,767	138,951	(17.9)
InterRent REIT	4,338	42,106	(5.4)
Jamieson Wellness, Inc.	10,509	241,992	(31.2)
Kelt Exploration Ltd.	28,300	136,660	(17.6)
Killam Apartment REIT	20,936	287,509	(37.1)
Lundin Gold, Inc.	16,428	220,177	(28.4)
Major Drilling Group International, Inc.	6,185	44,633	(5.8)
MTY Food Group, Inc.	829	42,109	(5.4)
Mullen Group Ltd.	8,339	100,219	(12.9)
Nexus Industrial REIT	2,657	16,624	(2.2)
NFI Group, Inc.	19,187	157,085	(20.3)
North American Construction Group Ltd.	7,201	175,091	(22.6)
NorthWest Healthcare Properties REIT	21,829	115,788	(14.9)
Novagold Resources, Inc.	5,747	25,878	(3.3)
Obsidian Energy Ltd.	1,935	13,810	(1.8)
Pason Systems, Inc.	53,675	535,499	(69.1)
Precision Drilling Corp.	8,314	551,953	(71.2)
Primaris REIT	2,528	25,480	(3.3)
Rogers Sugar, Inc.	18,096	77,780	(10.0)
Russel Metals, Inc.	20,919	615,479	(79.4)
Sandstorm Gold Ltd.	60,665	338,013	(43.6)
Secure Energy Services, Inc.	22,203	115,970	(15.0)
Silvercorp Metals, Inc.	91,526	286,550	(37.0)
Slate Grocery REIT, Class U	31,700	320,328	(41.3)
Sleep Country Canada Holdings, Inc.	10,396	227,520	(29.4)
SmartCentres REIT	30,066	567,431	(73.2)
Sprott, Inc.	2,355	78,318	(10.1)
SunOpta, Inc.	20,361	134,598	(17.4)
Topaz Energy Corp.	31,812	516,957	(66.7)
Torex Gold Resources, Inc.	13,857	194,331	(25.1)
TransAlta Renewables, Inc.	21,787	221,645	(28.6)

		15,970,316

China
Health & Happiness H&H International Holdings Ltd.	64,000	84,235	(10.9)

Security	Shares	Value	% of Basket Value

Denmark
H Lundbeck A/S	3,043	$15,237	(2.0)%
Scandinavian Tobacco Group A/S	9,234	164,335	(21.2)
Sydbank AS	11,858	581,438	(75.0)

		761,010

Egypt
Centamin PLC	718,040	902,456	(116.4)

Faeroe Islands
Bakkafrost P/F	1,622	95,265	(12.3)

Finland
Cargotec OYJ, Class B, B Shares	2,281	111,290	(14.4)
Citycon OYJ	77,709	493,611	(63.7)
Kemira OYJ	29,374	471,597	(60.8)
Nokian Renkaat OYJ	61,730	586,775	(75.7)
Nordea Bank Abp	16,499	190,558	(24.6)
Uponor OYJ	4,126	133,510	(17.2)

		1,987,341

France
Atos SE	6,826	71,871	(9.3)
Beneteau SA	3,070	50,251	(6.5)
Carmila SA	1,269	20,939	(2.7)
CGG SA	196,566	141,562	(18.2)
Cie Plastic Omnium SA	16,918	334,685	(43.2)
Clariane SE	7,457	58,843	(7.6)
Esker SA	1,013	171,782	(22.1)
Etablissements Maurel et Prom SA	7,682	36,919	(4.8)
Eutelsat Communications SA	88,089	601,914	(77.6)
Guerbet	1	24	(0.0)
ICADE	2,573	107,157	(13.8)
Interparfums SA	5,851	431,497	(55.7)
Nexity SA	14,161	246,273	(31.8)
Rubis SCA	14,310	353,622	(45.6)
SMCP SA	25,358	195,536	(25.2)
Television Francaise 1	88,329	736,198	(95.0)
Verallia SA	3,828	172,734	(22.3)
Vicat SA	11,409	396,081	(51.1)

		4,127,888

Germany
1&1 AG	7,886	91,858	(11.9)
Atoss Software AG	3,118	773,107	(99.7)
Auto1 Group SE	4,203	45,762	(5.9)
Bank of Georgia Group PLC	36,233	1,540,421	(198.7)
Bilfinger SE	1,805	66,912	(8.6)
CropEnergies AG	12,785	130,949	(16.9)
Deutz AG	123,067	692,048	(89.3)
Duerr AG	14,434	460,315	(59.4)
DWS Group GmbH & Co. KGaA	1,421	50,012	(6.5)
Elmos Semiconductor SE	1,722	156,942	(20.2)
GFT Technologies SE	3,346	99,343	(12.8)
Grand City Properties SA	22,558	190,146	(24.5)
Heidelberger Druckmaschinen AG	98,895	160,897	(20.8)
Hensoldt AG	2,486	86,527	(11.2)
Hypoport SE	413	86,791	(11.2)
Krones AG	3,266	401,765	(51.8)
SAF-Holland SE	3,498	51,113	(6.6)
Salzgitter AG	5,414	191,789	(24.7)
Stabilus SE	742	43,252	(5.6)
Suedzucker AG	5,474	95,629	(12.3)
SUESS MicroTec SE	944	24,117	(3.1)

63

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
SUSE SA	721	$8,681	(1.1)%
TBC Bank Group PLC	23,401	761,864	(98.3)
United Internet AG	31,873	486,257	(62.7)
VERBIO Vereinigte BioEnergie AG	361	17,598	(2.3)
Vitesco Technologies Group AG	8,400	733,149	(94.6)
Wacker Neuson SE	938	24,750	(3.2)

		7,471,994

Hong Kong
Cowell e Holdings, Inc.	6,000	11,228	(1.4)
Fortune REIT	153,000	110,497	(14.3)
HK Electric Investments & HK Electric Investments Ltd.	92,000	57,242	(7.4)

		178,967

Iraq
Gulf Keystone Petroleum Ltd.	18,983	30,242	(3.9)

Ireland
Cimpress PLC	7,865	546,617	(70.5)
Dalata Hotel Group PLC	50,538	242,020	(31.2)
Glanbia PLC	12,649	198,278	(25.6)
Greencore Group PLC	17,293	19,500	(2.5)

		1,006,415

Israel
Alony Hetz Properties & Investments Ltd.	24,219	207,631	(26.8)
First International Bank of Israel Ltd.	814	34,462	(4.4)
Harel Insurance Investments & Financial Services Ltd.	7,685	61,860	(8.0)
Kornit Digital Ltd.	8,784	278,365	(35.9)
Mivne Real Estate KD Ltd.	27,013	72,008	(9.3)

		654,326

Italy
Banca IFIS SpA	1,065	19,208	(2.5)
Banca Popolare di Sondrio SpA	104,326	513,888	(66.3)
Biesse SpA	7,104	97,763	(12.6)
Brembo SpA	1,364	19,744	(2.5)
Brunello Cucinelli SpA	13,592	1,175,112	(151.6)
Buzzi SpA	11,218	325,138	(41.9)
Credito Emiliano SpA	2,632	22,882	(3.0)
ERG SpA	24,828	730,472	(94.2)
Hera SpA	81,314	257,929	(33.3)
Iren SpA	176,630	365,240	(47.1)
Maire Tecnimont SpA	78,653	330,302	(42.6)
OVS SpA	96,576	271,392	(35.0)
Piaggio & C SpA	24,123	96,967	(12.5)
PRADA SpA	46,100	327,507	(42.3)
RAI Way SpA	13,510	78,664	(10.1)
Sanlorenzo SpA	2,976	118,246	(15.3)
Sesa SpA	7,113	853,435	(110.1)
Tinexta Spa	6,007	114,651	(14.8)
Unipol Gruppo SpA	67,443	383,819	(49.5)
Webuild SpA	207,073	414,701	(53.5)

		6,517,060

Japan
77 Bank Ltd.	16,800	365,584	(47.2)
Acom Co. Ltd.	151,400	379,598	(49.0)
Adastria Co. Ltd.	39,300	816,645	(105.4)
Aeon Delight Co. Ltd.	23,400	496,207	(64.0)
AEON Financial Service Co. Ltd.	71,000	638,093	(82.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Ain Holdings, Inc.	3,400	$123,431	(15.9)%
Air Water, Inc.	1,800	25,909	(3.3)
Aisan Industry Co. Ltd.	3,700	30,905	(4.0)
Alfresa Holdings Corp.	32,500	529,977	(68.4)
Alpen Co. Ltd.	9,000	127,023	(16.4)
Anicom Holdings, Inc.	62,700	285,508	(36.8)
Anritsu Corp.	8,800	70,136	(9.0)
AOKI Holdings, Inc.	72,600	480,630	(62.0)
Arcs Co. Ltd.	3,100	54,091	(7.0)
Asanuma Corp.	7,800	195,591	(25.2)
Avex, Inc.	16,300	176,201	(22.7)
AZ-COM MARUWA Holdings, Inc.	13,400	188,761	(24.4)
Bell System24 Holdings, Inc.	27,100	271,489	(35.0)
Benesse Holdings, Inc.	56,000	745,987	(96.2)
Bic Camera, Inc.	58,900	446,315	(57.6)
Bunka Shutter Co. Ltd.	69,600	552,413	(71.3)
Canon Marketing Japan, Inc.	8,500	227,484	(29.3)
Central Glass Co. Ltd.	33,100	734,897	(94.8)
Chugin Financial Group, Inc.	42,500	291,531	(37.6)
Chugoku Marine Paints Ltd.	32,900	291,252	(37.6)
Citizen Watch Co. Ltd.	95,200	635,997	(82.0)
Coca-Cola Bottlers Japan Holdings, Inc.	68,000	798,129	(103.0)
Comture Corp.	9,600	139,748	(18.0)
Create SD Holdings Co. Ltd.	20,900	528,215	(68.1)
Daicel Corp.	60,900	576,847	(74.4)
Daihen Corp.	6,000	237,123	(30.6)
Daio Paper Corp.	12,500	108,705	(14.0)
Daiseki Co. Ltd.	8,200	282,160	(36.4)
Daiwa Securities Living Investments Corp.	250	201,538	(26.0)
Digital Arts, Inc.	18,400	745,382	(96.2)
Digital Garage, Inc.	9,600	286,266	(36.9)
dip Corp.	5,000	129,127	(16.7)
Doutor Nichires Holdings Co. Ltd.	66,600	1,065,361	(137.4)
DyDo Group Holdings, Inc.	900	32,877	(4.2)
eGuarantee, Inc.	34,100	517,148	(66.7)
Eiken Chemical Co. Ltd.	44,400	481,902	(62.2)
Eizo Corp.	13,800	501,167	(64.7)
Elecom Co. Ltd.	75,600	832,802	(107.4)
euglena Co. Ltd.	138,700	872,169	(112.5)
Ezaki Glico Co. Ltd.	6,400	171,596	(22.1)
FCC Co. Ltd.	74,700	1,002,006	(129.3)
Financial Partners Group Co. Ltd.	80,800	793,834	(102.4)
Fuji Oil Holdings, Inc.	9,900	141,075	(18.2)
Fuji Seal International, Inc.	4,000	45,791	(5.9)
Fujimi, Inc.	13,900	344,440	(44.4)
Fujitec Co. Ltd.	6,900	180,771	(23.3)
Fujitsu General Ltd.	16,800	359,998	(46.4)
Fukuoka REIT Corp.	501	600,140	(77.4)
FULLCAST Holdings Co. Ltd.	1,500	24,874	(3.2)
Funai Soken Holdings, Inc.	28,500	541,282	(69.8)
Furukawa Electric Co. Ltd.	1,600	30,719	(4.0)
Fuyo General Lease Co. Ltd.	2,300	189,794	(24.5)
Geo Holdings Corp.	11,800	167,180	(21.6)
Giken Ltd.	20,400	308,133	(39.8)
Global One Real Estate Investment Corp.	132	110,812	(14.3)
Glory Ltd.	23,200	487,733	(62.9)
Goldwin, Inc.	4,200	351,980	(45.4)
Gree, Inc.	34,200	154,844	(20.0)
GS Yuasa Corp.	1,000	20,285	(2.6)
Gunma Bank Ltd.	73,500	317,777	(41.0)
H2O Retailing Corp.	51,100	562,745	(72.6)

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hanwa Co. Ltd.	8,800	$307,661	(39.7)%
Hazama Ando Corp.	12,500	100,347	(12.9)
Heiwa Real Estate Co. Ltd.	13,400	383,007	(49.4)
Heiwado Co. Ltd.	2,000	34,059	(4.4)
Hiday Hidaka Corp.	18,000	327,878	(42.3)
Hioki EE Corp.	2,600	151,503	(19.5)
Hogy Medical Co. Ltd.	9,800	219,607	(28.3)
Hokkoku Financial Holdings, Inc.	3,700	128,539	(16.6)
Hokuriku Electric Power Co.	14,500	89,498	(11.5)
Horiba Ltd.	900	53,449	(6.9)
Ichigo Office REIT Investment Corp.	1,646	1,048,054	(135.2)
Ichigo, Inc.	304,500	592,806	(76.5)
Inaba Denki Sangyo Co. Ltd.	14,000	318,316	(41.1)
Infocom Corp.	9,500	164,886	(21.3)
Infomart Corp.	169,500	514,945	(66.4)
Information Services International-Dentsu Ltd.	5,600	203,671	(26.3)
Internet Initiative Japan, Inc.	12,900	245,012	(31.6)
Ishihara Sangyo Kaisha Ltd.	16,700	163,734	(21.1)
Ito En Ltd.	40,400	1,177,305	(151.9)
Itochu Enex Co. Ltd.	3,200	31,882	(4.1)
Itoham Yonekyu Holdings, Inc.	10,200	52,320	(6.8)
JAC Recruitment Co. Ltd.	34,900	708,986	(91.5)
Jaccs Co. Ltd.	4,400	165,172	(21.3)
Japan Elevator Service Holdings Co. Ltd.	20,000	253,537	(32.7)
Japan Securities Finance Co. Ltd.	14,800	128,408	(16.6)
JCR Pharmaceuticals Co. Ltd.	10,500	101,131	(13.0)
JCU Corp.	16,700	407,422	(52.6)
JINS Holdings, Inc.	11,100	282,186	(36.4)
JTEKT Corp.	97,100	931,620	(120.2)
JVCKenwood Corp.	39,300	132,909	(17.1)
Kaga Electronics Co. Ltd.	4,700	215,522	(27.8)
Kandenko Co. Ltd.	31,200	279,927	(36.1)
Kanematsu Corp.	44,400	666,250	(86.0)
Katitas Co. Ltd.	13,900	261,826	(33.8)
Kato Sangyo Co. Ltd.	7,100	199,272	(25.7)
Kewpie Corp.	8,300	134,683	(17.4)
Kinden Corp.	34,200	482,912	(62.3)
Kissei Pharmaceutical Co. Ltd.	3,900	84,504	(10.9)
Kitz Corp.	20,500	155,715	(20.1)
Kokuyo Co. Ltd.	6,200	101,565	(13.1)
Koshidaka Holdings Co. Ltd.	49,000	416,906	(53.8)
Kumiai Chemical Industry Co. Ltd.	31,000	238,390	(30.8)
Kureha Corp.	5,300	324,220	(41.8)
Kyoritsu Maintenance Co. Ltd.	16,500	661,328	(85.3)
Leopalace21 Corp.	33,500	72,381	(9.3)
Life Corp.	36,600	938,751	(121.1)
Link And Motivation, Inc.	44,100	136,148	(17.6)
Lion Corp.	24,700	241,568	(31.2)
Macnica Holdings, Inc.	4,100	174,254	(22.5)
Mandom Corp.	42,400	435,474	(56.2)
Mani, Inc.	8,900	116,822	(15.1)
Maruha Nichiro Corp.	800	14,209	(1.8)
Matsui Securities Co. Ltd.	32,700	184,770	(23.8)
Maxell Ltd.	7,000	80,179	(10.3)
Medipal Holdings Corp.	1,200	20,576	(2.7)
Megmilk Snow Brand Co. Ltd.	20,100	282,761	(36.5)
Meidensha Corp.	15,200	231,685	(29.9)
Meitec Corp.	30,300	564,816	(72.9)
METAWATER Co. Ltd.	15,700	206,801	(26.7)
Micronics Japan Co. Ltd.	7,500	121,127	(15.6)
Milbon Co. Ltd.	7,800	287,083	(37.0)
Mimasu Semiconductor Industry Co. Ltd.	16,400	351,529	(45.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
MIRAIT ONE Corp.	5,900	$76,198	(9.8)%
Mitsubishi Materials Corp.	114,900	2,091,235	(269.8)
Mitsubishi Shokuhin Co. Ltd.	27,500	749,725	(96.7)
Mitsui Mining & Smelting Co. Ltd.	7,300	174,775	(22.5)
Miura Co. Ltd.	700	17,986	(2.3)
MIXI, Inc.	18,700	361,103	(46.6)
Mizuho Leasing Co. Ltd.	15,000	526,720	(68.0)
Mizuno Corp.	16,500	441,864	(57.0)
Modec, Inc.	21,900	235,072	(30.3)
Monogatari Corp.	19,100	478,462	(61.7)
Mori Trust Reit, Inc.	37	19,136	(2.5)
MOS Food Services, Inc.	30,600	719,010	(92.8)
Nagase & Co. Ltd.	1,000	17,253	(2.2)
Nakanishi, Inc.	36,800	867,452	(111.9)
NET One Systems Co. Ltd.	5,300	119,193	(15.4)
NHK Spring Co. Ltd.	6,100	49,262	(6.4)
Nichias Corp.	7,800	164,112	(21.2)
Nichicon Corp.	35,700	361,241	(46.6)
Nichirei Corp.	2,400	55,292	(7.1)
Nippn Corp.	6,400	85,616	(11.0)
Nippon Ceramic Co. Ltd.	21,000	388,218	(50.1)
Nippon Gas Co. Ltd.	38,200	574,447	(74.1)
Nippon Light Metal Holdings Co. Ltd.	73,300	800,233	(103.2)
Nippon Paper Industries Co. Ltd.	39,400	390,731	(50.4)
Nippon Parking Development Co. Ltd.	63,700	98,262	(12.7)
NIPPON REIT Investment Corp.	297	724,127	(93.4)
Nippon Road Co. Ltd.	3,700	255,816	(33.0)
Nippon Sheet Glass Co. Ltd.	2,700	12,424	(1.6)
Nippon Soda Co. Ltd.	7,800	299,847	(38.7)
Nipro Corp.	19,600	145,664	(18.8)
Nishi-Nippon Financial Holdings, Inc.	69,700	759,380	(98.0)
Nisshin Oillio Group Ltd.	13,300	365,212	(47.1)
Nisshinbo Holdings, Inc.	111,500	979,588	(126.4)
Nissui Corp.	128,900	628,510	(81.1)
Nittetsu Mining Co. Ltd.	10,300	376,655	(48.6)
Nitto Boseki Co. Ltd.	10,300	205,250	(26.5)
NOF Corp.	300	13,180	(1.7)
Nomura Co. Ltd.	51,100	332,356	(42.9)
Noritsu Koki Co. Ltd.	15,000	265,608	(34.3)
Noritz Corp.	6,200	76,854	(9.9)
North Pacific Bank Ltd.	48,500	105,939	(13.7)
NSD Co. Ltd.	13,300	266,748	(34.4)
NTN Corp.	373,600	856,493	(110.5)
Okamura Corp.	20,200	296,472	(38.2)
Oki Electric Industry Co. Ltd.	113,900	736,189	(95.0)
Okinawa Cellular Telephone Co.	12,100	261,473	(33.7)
Okinawa Electric Power Co., Inc.	50,900	422,472	(54.5)
Okumura Corp.	17,400	532,233	(68.7)
Onward Holdings Co. Ltd.	62,800	258,278	(33.3)
Open Up Group, Inc.	10,200	163,484	(21.1)
Optex Group Co. Ltd.	6,500	87,365	(11.3)
Orient Corp.	24,200	189,358	(24.4)
Orix JREIT, Inc.	237	304,303	(39.3)
Outsourcing, Inc.	27,300	285,659	(36.9)
PALTAC Corp.	2,400	81,005	(10.5)
Pasona Group, Inc.	9,000	108,601	(14.0)
Penta-Ocean Construction Co. Ltd.	23,000	127,710	(16.5)
Pilot Corp.	5,000	168,455	(21.7)
Plus Alpha Consulting Co. Ltd.	15,700	316,769	(40.9)
Prestige International, Inc.	127,300	532,438	(68.7)
Prima Meat Packers Ltd.	24,200	384,740	(49.6)
Raito Kogyo Co. Ltd.	33,500	496,616	(64.1)

65

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Relo Group, Inc.	17,900	$252,497	(32.6)%
Ricoh Leasing Co. Ltd.	4,200	132,387	(17.1)
Riso Kyoiku Co. Ltd.	52,200	98,829	(12.8)
Round One Corp.	37,600	153,936	(19.9)
Royal Holdings Co. Ltd.	17,200	327,215	(42.2)
RS Technologies Co. Ltd.	8,100	177,898	(23.0)
Ryoyo Electro Corp.	2,200	55,090	(7.1)
S Foods, Inc.	3,800	91,701	(11.8)
Saizeriya Co. Ltd.	14,200	459,029	(59.2)
Sakata Seed Corp.	16,600	477,677	(61.6)
San-In Godo Bank Ltd.	29,300	193,890	(25.0)
Sanken Electric Co. Ltd.	3,500	365,051	(47.1)
Sanki Engineering Co. Ltd.	7,900	86,500	(11.2)
Sankyo Co. Ltd.	1,500	64,877	(8.4)
Sankyu, Inc.	11,900	420,172	(54.2)
Sansan, Inc.	5,800	62,253	(8.0)
Sanwa Holdings Corp.	2,600	35,934	(4.6)
Sanyo Chemical Industries Ltd.	3,000	93,095	(12.0)
Sapporo Holdings Ltd.	1,400	37,411	(4.8)
Sato Holdings Corp.	23,600	336,440	(43.4)
Sawai Group Holdings Co. Ltd.	4,200	106,498	(13.7)
SBI Shinsei Bank Ltd.	50,200	1,029,926	(132.9)
Seino Holdings Co. Ltd.	3,700	58,655	(7.6)
Seiren Co. Ltd.	38,200	675,528	(87.1)
Sekisui House Reit, Inc.	317	188,646	(24.3)
Senshu Ikeda Holdings, Inc.	73,400	135,591	(17.5)
Shibaura Machine Co. Ltd.	7,900	258,312	(33.3)
Shindengen Electric Manufacturing Co. Ltd.	2,100	48,986	(6.3)
Shin-Etsu Polymer Co. Ltd.	34,600	352,114	(45.4)
Shinmaywa Industries Ltd.	10,300	106,323	(13.7)
Ship Healthcare Holdings, Inc.	900	14,697	(1.9)
Simplex Holdings, Inc.	800	16,427	(2.1)
SMS Co. Ltd.	22,200	481,377	(62.1)
Sodick Co. Ltd.	3,000	15,583	(2.0)
S-Pool, Inc.	26,100	103,461	(13.3)
Stanley Electric Co. Ltd.	1,500	28,367	(3.7)
Star Asia Investment Corp.	1,690	699,756	(90.3)
Starts Corp., Inc.	14,800	313,326	(40.4)
Strike Co. Ltd.	12,000	260,309	(33.6)
Sugi Holdings Co. Ltd.	8,400	376,991	(48.6)
Sumitomo Heavy Industries Ltd.	17,400	434,300	(56.0)
Sumitomo Mitsui Construction Co. Ltd.	152,100	412,851	(53.3)
Sumitomo Osaka Cement Co. Ltd.	600	16,984	(2.2)
Sumitomo Pharma Co. Ltd.	129,300	549,133	(70.8)
Sumitomo Seika Chemicals Co. Ltd.	400	13,205	(1.7)
Sumitomo Warehouse Co. Ltd.	13,700	240,850	(31.1)
Sun Frontier Fudousan Co. Ltd.	10,200	110,705	(14.3)
Suzuken Co. Ltd.	7,400	220,990	(28.5)
Systena Corp.	370,100	727,367	(93.8)
Tadano Ltd.	22,500	179,976	(23.2)
Taiheiyo Cement Corp.	4,300	90,363	(11.7)
Taikisha Ltd.	6,000	182,769	(23.6)
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	78,145	(10.1)
Takasago Thermal Engineering Co. Ltd.	3,900	72,062	(9.3)
Takeuchi Manufacturing Co. Ltd.	6,100	195,335	(25.2)
Takuma Co. Ltd.	94,400	1,056,512	(136.3)
Tama Home Co. Ltd.	1,100	27,357	(3.5)
Tamron Co. Ltd.	5,700	184,812	(23.8)
TechMatrix Corp.	14,900	168,086	(21.7)
Toa Corp.	19,900	462,432	(59.7)
Toho Gas Co. Ltd.	41,000	781,992	(100.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Tokai Rika Co. Ltd.	16,200	$261,508	(33.7)%
Tokuyama Corp.	18,200	318,475	(41.1)
Tokyo Century Corp.	2,000	78,885	(10.2)
Tokyotokeiba Co. Ltd.	12,300	341,050	(44.0)
Tokyu Construction Co. Ltd.	96,900	536,323	(69.2)
Tokyu REIT, Inc.	170	230,313	(29.7)
Topcon Corp.	9,200	115,009	(14.8)
Toridoll Holdings Corp.	32,900	829,972	(107.1)
Tosei Corp.	57,400	727,850	(93.9)
Toshiba TEC Corp.	11,600	342,330	(44.2)
Towa Pharmaceutical Co. Ltd.	40,300	521,339	(67.3)
Toyo Ink SC Holdings Co. Ltd.	28,600	447,218	(57.7)
Toyo Seikan Group Holdings Ltd.	8,000	132,028	(17.0)
Toyo Tanso Co. Ltd.	2,900	118,893	(15.3)
Toyo Tire Corp.	3,100	42,390	(5.5)
Toyoda Gosei Co. Ltd.	10,000	217,982	(28.1)
TRE Holdings Corp.	6,300	56,026	(7.2)
Trusco Nakayama Corp.	29,200	460,385	(59.4)
TS Tech Co. Ltd.	1,200	15,847	(2.0)
Tsubakimoto Chain Co.	8,500	231,028	(29.8)
Tsugami Corp.	4,100	36,648	(4.7)
Tv Tokyo Holdings Corp.	4,400	109,889	(14.2)
UACJ Corp.	900	18,192	(2.3)
UBE Corp.	32,600	605,221	(78.1)
United Arrows Ltd.	21,400	369,801	(47.7)
United Urban Investment Corp.	157	169,461	(21.9)
Universal Entertainment Corp.	6,300	116,745	(15.1)
Usen-Next Holdings Co. Ltd.	6,900	163,546	(21.1)
UT Group Co. Ltd.	15,600	322,754	(41.6)
Valor Holdings Co. Ltd.	20,700	317,633	(41.0)
ValueCommerce Co. Ltd.	33,500	327,979	(42.3)
Vector, Inc.	3,000	28,075	(3.6)
Wacom Co. Ltd.	18,500	78,938	(10.2)
Xebio Holdings Co. Ltd.	1,700	13,602	(1.8)
YAMABIKO Corp.	8,800	97,710	(12.6)
Yamaguchi Financial Group, Inc.	12,700	100,209	(12.9)
Yamazen Corp.	2,100	18,022	(2.3)
Yaoko Co. Ltd.	3,500	188,400	(24.3)
Yellow Hat Ltd.	13,400	180,177	(23.2)
Yuasa Trading Co. Ltd.	3,400	111,489	(14.4)
Zenkoku Hosho Co. Ltd.	400	14,295	(1.8)
Zeon Corp.	5,200	56,372	(7.3)

		89,684,793

Jersey
JTC PLC	12,187	114,738	(14.8)

Malta
Kambi Group PLC	14,458	281,463	(36.3)

Netherlands
Eurocommercial Properties NV	527	13,604	(1.8)
PostNL NV	372,772	771,132	(99.5)
TomTom NV	49,573	442,674	(57.1)
Wereldhave NV	13,150	239,927	(30.9)

		1,467,337

New Zealand
a2 Milk Co. Ltd.	5,741	20,072	(2.6)

Norway
Aker Solutions ASA	117,818	528,481	(68.2)
Austevoll Seafood ASA	37,657	285,410	(36.8)
Borregaard ASA, Registered Shares	7,428	122,364	(15.8)

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
DNO ASA	234,198	$256,449	(33.1)%
Elkem ASA	44,959	107,655	(13.9)
Grieg Seafood ASA	11,422	83,049	(10.7)
Leroy Seafood Group ASA	16,679	70,059	(9.0)
Odfjell Drilling Ltd.	216,353	620,597	(80.1)
SpareBank 1 Nord Norge	16,264	156,390	(20.2)
SpareBank 1 SMN	8,896	125,849	(16.2)
SpareBank 1 SR-Bank ASA	16,328	212,770	(27.4)
Stolt-Nielsen Ltd.	7,229	180,495	(23.3)
TOMRA Systems ASA	1,715	26,530	(3.4)
Wallenius Wilhelmsen ASA	10,593	74,264	(9.6)

		2,850,362

Peru
Hochschild Mining PLC	115,555	116,636	(15.0)

Portugal
CTT-Correios de Portugal SA	45,736	184,608	(23.8)
NOS SGPS SA	9,455	36,302	(4.7)
Sonae SGPS SA	64,352	70,398	(9.1)

		291,308

Singapore
BW LPG Ltd.	55,799	602,690	(77.8)
Capitaland India Trust	487,660	420,385	(54.2)
ComfortDelGro Corp.Ltd	139,000	132,644	(17.1)
Frasers Centrepoint Trust	63,500	104,358	(13.5)
IGG, Inc.	988,000	502,618	(64.8)
Keppel REIT	36,000	24,739	(3.2)
NETLINK NBN TRUST	114,100	74,279	(9.6)

		1,861,713

South Africa
Scatec ASA	86,798	731,832	(94.4)

South Korea
Magnachip Semiconductor Corp.	13,740	127,095	(16.4)

Spain
Almirall SA	37,020	360,360	(46.5)
Applus Services SA	3,573	39,194	(5.1)
Atresmedia Corp.de Medios de Comunicacion SA .	3,044	12,768	(1.6)
Cia de Distribucion Integral Logista Holdings SA	27,679	787,173	(101.5)
Indra Sistemas SA	92,933	1,377,719	(177.7)
Mapfre SA	12,970	26,891	(3.5)
Merlin Properties Socimi SA	36,974	349,693	(45.1)
Obrascon Huarte Lain SA	46,547	25,197	(3.3)
Unicaja Banco SA	181,879	216,691	(28.0)

		3,195,686

Sweden
AAK AB	8,911	175,748	(22.7)
AddLife AB, Class B	6,657	55,696	(7.2)
AddTech AB, B Shares	52,557	1,006,279	(129.8)
AFRY AB	9,777	139,038	(17.9)
Alleima AB	79,219	354,062	(45.7)
Arjo AB, B Shares	39,847	175,430	(22.6)
Atrium Ljungberg AB, B Shares	552	11,111	(1.4)
Betsson AB	57,002	708,024	(91.3)
Biotage AB	15,219	192,833	(24.9)
Bravida Holding AB	15,973	131,983	(17.0)
Bufab AB	1,211	36,172	(4.7)
Camurus AB	4,772	138,396	(17.9)
Corem Property Group AB, B Shares	144,640	99,892	(12.9)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Fortnox AB	82,719	$521,765	(67.3)%
Hexpol AB	2,987	33,306	(4.3)
HMS Networks AB	3,180	131,789	(17.0)
Instalco AB	7,640	30,039	(3.9)
MIPS AB	3,593	167,869	(21.7)
Mycronic AB	28,997	641,449	(82.7)
NCC AB, B Shares	5,267	57,263	(7.4)
Nolato AB, B Shares	31,398	133,403	(17.2)
Nordnet AB publ	7,500	112,649	(14.5)
NP3 Fastigheter AB	442	7,620	(1.0)
Nyfosa AB	39,582	257,693	(33.2)
Sectra AB, B Shares	20,836	342,817	(44.2)
Sweco AB, B Shares	11,132	117,845	(15.2)
Thule Group AB	12,581	401,982	(51.9)

		6,182,153

Switzerland
Accelleron Industries AG	492	13,131	(1.7)
Aryzta AG	492,523	853,870	(110.1)
Bucher Industries AG, Registered Shares	468	211,501	(27.3)
Burckhardt Compression Holding AG	260	155,330	(20.0)
Comet Holding AG, Registered Shares	213	56,786	(7.3)
DKSH Holding AG	640	51,794	(6.7)
Huber + Suhner AG, Registered Shares	1,704	149,262	(19.3)
Inficon Holding AG, Registered Shares	276	358,446	(46.2)
Sensirion Holding AG	1,803	160,134	(20.7)
Sulzer AG, Registered Shares	3,181	316,059	(40.8)
Swissquote Group Holding SA, Registered Shares	1,429	328,086	(42.3)
u-blox Holding AG	696	78,075	(10.1)
Ypsomed Holding AG, Registered Shares	2,455	731,183	(94.3)

		3,463,657

United Kingdom
AG Barr PLC	37,009	228,153	(29.4)
AJ Bell PLC	92,496	396,301	(51.1)
Ashmore Group PLC	49,983	134,994	(17.4)
Babcock International Group PLC	21,248	103,515	(13.4)
Balanced Commercial Property Trust Ltd.	232,244	210,967	(27.2)
Balfour Beatty PLC	8,692	38,949	(5.0)
Big Yellow Group PLC	51,586	722,867	(93.2)
boohoo Group PLC	933,981	472,181	(60.9)
Bytes Technology Group PLC	118,595	800,352	(103.2)
Capricorn Energy PLC	133,497	309,166	(39.9)
Chemring Group PLC	156,343	579,449	(74.7)
Clarkson PLC	3,795	138,201	(17.8)
Cranswick PLC	2,774	121,248	(15.6)
CVS Group PLC	3,995	107,430	(13.9)
Deliveroo PLC, Class A	122,856	210,565	(27.2)
DiscoverIE Group PLC	31,401	328,705	(42.4)
Dunelm Group PLC	52,457	787,693	(101.6)
Essentra PLC	102,151	217,018	(28.0)
Firstgroup PLC	350,064	667,379	(86.1)
Frasers Group PLC	54,960	580,475	(74.9)
Future PLC	2,205	23,679	(3.1)
Gamma Communications PLC	6,055	88,018	(11.4)
Grafton Group PLC, CDI	44,353	507,011	(65.4)
Halfords Group PLC	58,260	166,483	(21.5)
Helios Towers PLC	89,391	105,395	(13.6)
Hill & Smith PLC	748	15,288	(2.0)
Hunting PLC	196,446	675,602	(87.2)
Impax Asset Management Group PLC	20,469	146,969	(19.0)

67

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
J D Wetherspoon PLC	30,740	$268,848	(34.7)%
John Wood Group PLC	152,317	294,321	(38.0)
Johnson Service Group PLC	75,340	110,725	(14.3)
Jupiter Fund Management PLC	157,814	234,150	(30.2)
Just Group PLC	302,689	324,580	(41.9)
Kainos Group PLC	45,255	775,624	(100.1)
Lancashire Holdings Ltd.	42,958	335,236	(43.2)
LondonMetric Property PLC	8,747	20,726	(2.7)
Luxfer Holdings PLC	5,545	70,200	(9.1)
Marshalls PLC	51,353	179,515	(23.2)
Mitchells & Butlers PLC	80,261	239,944	(31.0)
Mitie Group PLC	250,449	332,736	(42.9)
Moneysupermarket.com Group PLC	113,549	406,927	(52.5)
Morgan Advanced Materials PLC	47,748	170,712	(22.0)
Morgan Sindall Group PLC	14,572	361,800	(46.7)
Nomad Foods Ltd.	729	12,962	(1.7)
OSB Group PLC	165,578	796,272	(102.7)
Oxford Instruments PLC	4,664	146,527	(18.9)
Paragon Banking Group PLC	48,921	337,430	(43.5)
Pets at Home Group PLC	15,937	81,553	(10.5)
Premier Foods PLC	41,562	68,891	(8.9)
QinetiQ Group PLC	94,591	399,573	(51.5)
Quilter PLC	269,884	275,845	(35.6)
Redde Northgate PLC	172,006	772,481	(99.7)
Rotork PLC	76,047	306,098	(39.5)
Safestore Holdings PLC	22,563	261,188	(33.7)
Savills PLC	1,013	12,692	(1.6)
SIG PLC	159,924	60,603	(7.8)
Smart Metering Systems PLC	42,112	383,588	(49.5)
Spire Healthcare Group PLC	5,950	16,540	(2.1)
SThree PLC	52,048	240,023	(31.0)
Telecom Plus PLC	16,200	352,596	(45.5)
TP ICAP Group PLC	275,280	571,234	(73.7)
Trainline PLC	53,122	182,922	(23.6)
UK Commercial Property REIT Ltd.	967,912	662,393	(85.4)
Vanquis Banking Group PLC	54,525	89,149	(11.5)
Vesuvius PLC	108,703	626,306	(80.8)
Virgin Money UK PLC	423,007	976,962	(126.0)
Volution Group PLC	53,318	279,462	(36.0)
WH Smith PLC	2,220	42,639	(5.5)
Workspace Group PLC	31,851	204,815	(26.4)
YouGov PLC	10,210	129,581	(16.7)

		21,300,422

United States
1-800-Flowers.com, Inc., Class A	26,577	230,688	(29.8)
1st Source Corp.	2,441	114,483	(14.8)
2U, Inc.	37,989	181,587	(23.4)
8x8, Inc.	103,385	490,045	(63.2)
A10 Networks, Inc.	52,746	818,618	(105.6)
AAON, Inc.	126	13,263	(1.7)
AAR Corp.	1,921	114,876	(14.8)
Aaron S Co., Inc.	6,152	97,325	(12.6)
Abercrombie & Fitch Co., Class A	9,893	391,862	(50.6)
Accel Entertainment, Inc., Class A	24,613	280,588	(36.2)
Aclaris Therapeutics, Inc.	1,356	13,384	(1.7)
Acushnet Holdings Corp.	9,827	585,984	(75.6)
Adaptive Biotechnologies Corp.	1,564	13,200	(1.7)
Addus HomeCare Corp.	2,203	201,729	(26.0)
Advanced Energy Industries, Inc.	7,122	891,532	(115.0)
AeroVironment, Inc.	4,167	396,948	(51.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Agilysys, Inc.	5,853	$430,956	(55.6)%
Air Transport Services Group, Inc.	918	18,507	(2.4)
Alarm.com Holdings, Inc.	5,921	326,898	(42.2)
Albany International Corp., Class A	8,133	783,045	(101.0)
Alexander & Baldwin, Inc.	5,005	96,096	(12.4)
Alignment Healthcare, Inc.	10,884	67,590	(8.7)
ALLETE, Inc.	3,593	206,346	(26.6)
Allied Motion Technologies, Inc.	3,752	145,953	(18.8)
Alta Equipment Group, Inc.	3,239	52,310	(6.7)
Altair Engineering, Inc., Class A	2,310	173,111	(22.3)
Alteryx, Inc., Class A	9,051	375,254	(48.4)
Amalgamated Financial Corp.	12,070	240,917	(31.1)
A-Mark Precious Metals, Inc.	2,536	103,443	(13.3)
Ambarella, Inc.	18,337	1,529,673	(197.3)
American Assets Trust, Inc.	74,845	1,684,012	(217.2)
American Axle & Manufacturing Holdings, Inc.	23,972	226,535	(29.2)
American Software, Inc., Class A	3,078	35,489	(4.6)
American States Water Co	1,217	107,595	(13.9)
American Woodmark Corp.	7,508	575,413	(74.2)
Andersons, Inc.	1,989	97,103	(12.5)
AngioDynamics, Inc.	17,400	151,206	(19.5)
Anywhere Real Estate, Inc.	31,157	261,096	(33.7)
Apartment Investment and Management Co., Class A	21,233	176,871	(22.8)
Apogee Enterprises, Inc.	17,372	860,435	(111.0)
Arch Resources, Inc.	7,911	53,241	(6.9)
Archrock, Inc.	78,792	918,715	(118.5)
Argan, Inc.	938	35,682	(4.6)
Armada Hoffler Properties, Inc.	16,866	209,476	(27.0)
ASGN, Inc.	5,314	405,564	(52.3)
AssetMark Financial Holdings, Inc.	5,988	179,041	(23.1)
Associated Banc-Corp	10,617	201,192	(26.0)
Astec Industries, Inc.	9,526	470,584	(60.7)
AtriCure, Inc.	1,063	58,837	(7.6)
Avantax, Inc.	15,109	391,021	(50.4)
AvidXchange Holdings, Inc.	3,428	42,541	(5.5)
Axogen, Inc.	4,950	42,768	(5.5)
Axonics, Inc.	4,825	291,285	(37.6)
Axos Financial, Inc.	4,426	208,022	(26.8)
AZZ, Inc.	788	34,932	(4.5)
Badger Meter, Inc.	3,874	637,815	(82.3)
Bandwidth, Inc., Class A	25,815	391,097	(50.5)
Bank of Hawaii Corp.	4,030	230,234	(29.7)
Beazer Homes USA, Inc.	9,061	304,721	(39.3)
Benchmark Electronics, Inc.	33,147	878,727	(113.4)
Berry Corp.	34,572	269,662	(34.8)
BGC Group, Inc., Class A	4,066	19,354	(2.5)
BigCommerce Holdings, Inc., Series-1	9,560	103,344	(13.3)
BJ’s Restaurants, Inc.	4,700	177,002	(22.8)
Boise Cascade Co	1,136	117,565	(15.2)
BOK Financial Corp.	2,562	228,223	(29.4)
Brady Corp., Class A	27,023	1,393,846	(179.8)
Bread Financial Holdings, Inc.	5,438	226,058	(29.2)
Brink’s Co	7,749	565,367	(72.9)
Bristow Group, Inc.	12,177	374,686	(48.3)
Brookdale Senior Living, Inc.	117,959	415,216	(53.6)
Byline Bancorp, Inc.	16,794	368,628	(47.6)
Camden National Corp.	2,307	79,776	(10.3)
Capital City Bank Group, Inc.	13,919	451,393	(58.2)
CareTrust REIT, Inc.	6,776	140,873	(18.2)
Cargurus, Inc.	33,827	766,520	(98.9)

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Carpenter Technology Corp.	3,762	$225,193	(29.0)%
Cars.com, Inc.	7,298	166,467	(21.5)
Central Garden & Pet Co., Class A	3,246	124,062	(16.0)
Century Aluminum Co	34,446	320,348	(41.3)
Century Communities, Inc.	1,415	109,266	(14.1)
Cerence, Inc.	11,567	321,678	(41.5)
CEVA, Inc.	9,453	256,743	(33.1)
Chatham Lodging Trust	31,090	298,464	(38.5)
Cheesecake Factory, Inc.	17,792	654,390	(84.4)
Chefs’ Warehouse, Inc.	4,107	149,248	(19.3)
Chegg, Inc.	193,690	1,962,080	(253.1)
Chico’s FAS, Inc.	54,127	330,175	(42.6)
Chimera Investment Corp.	27,609	173,385	(22.4)
Cinemark Holdings, Inc.	37,923	632,935	(81.7)
Clean Energy Fuels Corp.	15,997	78,865	(10.2)
Clearwater Paper Corp.	8,350	269,120	(34.7)
Clearway Energy, Inc., Class C	2,528	66,764	(8.6)
CNO Financial Group, Inc.	34,960	899,171	(116.0)
CNX Resources Corp.	16,505	336,702	(43.4)
Coeur Mining, Inc.	68,852	212,064	(27.4)
Cohu, Inc.	2,703	117,986	(15.2)
CommVault Systems, Inc.	27,189	2,118,839	(273.3)
Compass Minerals International, Inc.	7,328	277,511	(35.8)
Computer Programs & Systems, Inc.	8,713	228,455	(29.5)
Comstock Resources, Inc.	3,667	46,754	(6.0)
Comtech Telecommunications Corp.	10,679	108,499	(14.0)
ConnectOne Bancorp, Inc.	12,647	258,884	(33.4)
Construction Partners, Inc., Class A	1,275	37,485	(4.8)
Corcept Therapeutics, Inc.	42,602	1,085,499	(140.0)
Core & Main, Inc., Class A	1,073	33,918	(4.4)
CRA International, Inc.	1,590	159,143	(20.5)
Crane NXT Co	12,615	746,177	(96.3)
CrossFirst Bankshares, Inc.	7,012	81,830	(10.6)
CSG Systems International, Inc.	42,872	2,211,766	(285.3)
CSW Industrials, Inc.	1,683	303,866	(39.2)
Customers Bancorp, Inc.	13,693	574,832	(74.2)
CVB Financial Corp.	10,119	190,946	(24.6)
Dana, Inc.	35,423	672,329	(86.7)
Dave & Buster’s Entertainment, Inc.	16,180	741,044	(95.6)
Delek U.S. Holdings, Inc.	10,273	283,432	(36.6)
Deluxe Corp.	1,534	29,131	(3.8)
Diamond Offshore Drilling, Inc.	1,532	24,252	(3.1)
DiamondRock Hospitality Co	19,481	165,588	(21.4)
Digi International, Inc.	8,832	370,326	(47.8)
Digital Turbine, Inc.	26,803	290,545	(37.5)
Dime Community Bancshares, Inc.	8,848	198,195	(25.6)
DMC Global, Inc.	1,873	35,325	(4.6)
Domo, Inc., Class B	5,826	104,111	(13.4)
Dorian LPG Ltd.	28,350	843,129	(108.8)
Duckhorn Portfolio, Inc.	71,401	898,225	(115.9)
DXP Enterprises, Inc.	9,881	375,280	(48.4)
Dycom Industries, Inc.	3,571	355,600	(45.9)
EchoStar Corp.	53,469	1,038,903	(134.0)
Edgewell Personal Care Co	798	31,449	(4.1)
Encore Wire Corp.	159	27,140	(3.5)
Energizer Holdings, Inc.	3,053	108,992	(14.1)
Enerpac Tool Group Corp., Class A	4,998	137,345	(17.7)
EnerSys	842	91,205	(11.8)
EngageSmart, Inc.	19,585	371,332	(47.9)
Enova International, Inc.	16,521	910,142	(117.4)
Enviri Corp.	13,891	130,992	(16.9)
ePlus, Inc.	1,600	90,160	(11.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Equitrans Midstream Corp.	7,462	$77,381	(10.0)%
Equity Bancshares, Inc., Class A	300	8,148	(1.0)
ESCO Technologies, Inc.	4,495	451,972	(58.3)
Essent Group Ltd.	1,289	63,934	(8.2)
Ethan Allen Interiors, Inc.	39,603	1,246,306	(160.8)
Eventbrite, Inc.	16,071	184,977	(23.9)
Everbridge, Inc.	29,339	904,815	(116.7)
Everi Holdings, Inc.	39,406	584,785	(75.4)
eXp World Holdings, Inc.	32,477	809,976	(104.5)
Exponent, Inc.	9,124	817,328	(105.4)
Extreme Networks, Inc.	20,898	555,678	(71.7)
EZCORP, Inc., Class A	13,091	118,604	(15.3)
FB Financial Corp.	718	25,432	(3.3)
Federal Signal Corp.	2,041	124,685	(16.1)
Federated Hermes, Inc.	18,477	625,077	(80.6)
First Busey Corp.	8,463	183,309	(23.6)
First Hawaiian, Inc.	5,356	110,816	(14.3)
First Interstate BancSystem, Inc.	17,344	498,293	(64.3)
Fiverr International Ltd.	24,672	743,614	(95.9)
Flushing Financial Corp.	8,741	137,933	(17.8)
Forestar Group, Inc.	8,814	259,837	(33.5)
Forrester Research, Inc.	11,089	353,406	(45.6)
Franklin Covey Co	10,681	508,950	(65.7)
Franklin Electric Co., Inc.	6,446	636,994	(82.2)
Fresh Del Monte Produce, Inc.	10,051	267,156	(34.5)
Frontdoor, Inc.	37,869	1,322,385	(170.6)
FTAI Aviation Ltd.	1,797	57,881	(7.5)
Fulgent Genetics, Inc.	6,487	251,890	(32.5)
Fulton Financial Corp.	15,836	226,455	(29.2)
GATX Corp.	6,096	764,195	(98.6)
Genco Shipping & Trading Ltd.	15,611	226,359	(29.2)
Genesco, Inc.	7,492	211,349	(27.3)
Gentherm, Inc.	4,475	267,471	(34.5)
Gibraltar Industries, Inc.	3,876	250,661	(32.3)
G-III Apparel Group Ltd.	9,763	202,192	(26.1)
Glacier Bancorp, Inc.	359	11,739	(1.5)
Global Industrial Co	7,585	216,172	(27.9)
GMS, Inc.	7,408	545,896	(70.4)
GoodRx Holdings, Inc.	33,104	305,881	(39.5)
GoPro, Inc., Class A	289,336	1,183,384	(152.7)
Gray Television, Inc.	28,255	267,575	(34.5)
Great Lakes Dredge & Dock Corp.	9,234	77,566	(10.0)
Green Brick Partners, Inc.	465	26,282	(3.4)
Griffon Corp.	10,666	444,986	(57.4)
Group 1 Automotive, Inc.	5,959	1,540,580	(198.7)
Guardant Health, Inc.	8,080	315,282	(40.7)
Guess?, Inc.	13,374	280,720	(36.2)
Gulfport Energy Corp.	2,319	237,582	(30.6)
H&E Equipment Services, Inc.	16,169	785,490	(101.3)
Hackett Group, Inc.	6,552	152,334	(19.7)
Hain Celestial Group, Inc.	19,720	249,852	(32.2)
Hamilton Lane, Inc., Class A	2,258	199,675	(25.8)
Hancock Whitney Corp.	16,114	709,177	(91.5)
Hanesbrands, Inc.	3,063	16,142	(2.1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,963	573,454	(74.0)
Hanover Insurance Group, Inc.	9,731	1,104,274	(142.5)
HarborOne Bancorp, Inc.	8,670	90,948	(11.7)
Harmonic, Inc.	17,374	259,220	(33.4)
Harmony Biosciences Holdings, Inc.	7,319	258,873	(33.4)
Haverty Furniture Cos, Inc.	13,955	496,798	(64.1)
Hawaiian Holdings, Inc.	46,432	538,147	(69.4)

69

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
HCI Group, Inc.	4,117	$258,589	(33.4)%
Health Catalyst, Inc.	9,690	135,951	(17.5)
Healthcare Services Group, Inc.	28,634	361,075	(46.6)
Heartland Express, Inc.	20,921	342,058	(44.1)
Heartland Financial USA, Inc.	25,163	864,097	(111.5)
Helen of Troy Ltd.	3,887	549,233	(70.9)
Helix Energy Solutions Group, Inc.	64,918	623,213	(80.4)
Herbalife Ltd.	25,820	419,317	(54.1)
Highwoods Properties, Inc.	12,001	303,265	(39.1)
Hims & Hers Health, Inc.	8,807	78,999	(10.2)
Horizon Bancorp, Inc./IN	35,691	442,211	(57.0)
Hub Group, Inc., Class A	6,591	594,047	(76.6)
I3 Verticals, Inc., Class A	7,072	176,871	(22.8)
ICF International, Inc.	4,559	536,093	(69.2)
IDT Corp.	13,603	322,663	(41.6)
Independent Bank Corp.	14,445	298,434	(38.5)
Independent Bank Group, Inc.	14,935	670,133	(86.4)
Infinera Corp.	78,182	351,819	(45.4)
Innospec, Inc.	122	13,071	(1.7)
Intapp, Inc.	4,228	173,602	(22.4)
Integral Ad Science Holding Corp.	5,569	116,114	(15.0)
Inter Parfums, Inc.	430	64,311	(8.3)
Interface, Inc., Class A	13,954	136,331	(17.6)
International Money Express, Inc.	2,715	65,784	(8.5)
International Seaways, Inc.	10,620	455,492	(58.8)
Itron, Inc.	2,436	191,640	(24.7)
Jamf Holding Corp.	9,548	207,383	(26.8)
Janus International Group, Inc.	45,686	521,734	(67.3)
JELD-WEN Holding, Inc.	17,351	309,021	(39.9)
JetBlue Airways Corp.	124,417	966,720	(124.7)
Kadant, Inc.	2,900	646,265	(83.4)
Kaiser Aluminum Corp.	2,585	209,902	(27.1)
KB Home	6,338	342,062	(44.1)
Kearny Financial Corp.	15,891	136,504	(17.6)
Kemper Corp.	365	18,604	(2.4)
Kennametal, Inc.	19,724	601,188	(77.6)
Kforce, Inc.	2,371	150,416	(19.4)
Kimball Electronics, Inc.	3,637	106,128	(13.7)
Knowles Corp.	12,576	229,764	(29.6)
Kohl’s Corp.	17,844	507,662	(65.5)
Kontoor Brands, Inc.	8,040	340,574	(43.9)
Korn Ferry	13,300	700,644	(90.4)
Kratos Defense & Security Solutions, Inc.	3,402	51,336	(6.6)
Kyndryl Holdings, Inc.	13,879	189,587	(24.5)
Ladder Capital Corp., Class A	11,186	122,934	(15.9)
Laureate Education, Inc.	77,764	996,934	(128.6)
Legalzoom.com, Inc.	39,779	607,823	(78.4)
LeMaitre Vascular, Inc.	4,801	303,567	(39.2)
Lendingclub Corp.	1,856	15,572	(2.0)
Lendingtree, Inc.	28,977	707,039	(91.2)
Ligand Pharmaceuticals, Inc.	2,005	134,195	(17.3)
Liquidity Services, Inc.	1,427	23,945	(3.1)
LivaNova PLC	7,960	465,262	(60.0)
Live Oak Bancshares, Inc.	3,725	141,066	(18.2)
Liveperson, Inc.	57,512	273,182	(35.2)
LiveRamp Holdings, Inc.	15,073	430,183	(55.5)
Lovesac Co	1,868	54,695	(7.1)
LXP Industrial Trust	22,206	223,614	(28.8)
M/I Homes, Inc.	2,753	275,300	(35.5)
Magnite, Inc.	26,287	397,722	(51.3)
Malibu Boats, Inc., Class A	15,050	902,247	(116.4)
Manitowoc Co., Inc.	7,322	132,675	(17.1)

Security	Shares	Value	% of Basket Value

United States (continued)
MarineMax, Inc.	7,767	$313,243	(40.4)%
Matson, Inc.	4,165	389,261	(50.2)
MaxLinear, Inc.	13,211	325,915	(42.0)
McGrath RentCorp	420	40,480	(5.2)
MDC Holdings, Inc.	26,737	1,371,073	(176.9)
Medifast, Inc.	158	16,099	(2.1)
Merchants Bancorp	3,625	114,586	(14.8)
Mercury General Corp.	21,158	680,864	(87.8)
Mercury Systems, Inc.	4,053	153,933	(19.9)
Methode Electronics, Inc.	3,860	129,850	(16.8)
MGP Ingredients, Inc.	3,490	397,895	(51.3)
Midland States Bancorp, Inc.	10,244	240,017	(31.0)
MillerKnoll, Inc.	33,922	663,854	(85.6)
Minerals Technologies, Inc.	748	45,890	(5.9)
MiNK Therapeutics, Inc.	72	135	(0.0)
Mister Car Wash, Inc.	50,451	500,978	(64.6)
Model N, Inc.	23,899	796,315	(102.7)
Modine Manufacturing Co	759	28,508	(3.7)
ModivCare, Inc.	2,089	91,373	(11.8)
Moog, Inc., Class A	3,298	347,741	(44.9)
Morningstar, Inc.	6,120	1,410,538	(182.0)
Mr Cooper Group, Inc.	7,264	421,094	(54.3)
MRC Global, Inc.	65,706	741,821	(95.7)
MSA Safety, Inc.	432	71,712	(9.3)
Myers Industries, Inc.	4,804	94,206	(12.2)
MYR Group, Inc.	5,025	716,364	(92.4)
N-able, Inc.	5,945	83,646	(10.8)
Nabors Industries Ltd.	5,296	648,707	(83.7)
Napco Security Technologies, Inc.	10,880	407,782	(52.6)
National Health Investors, Inc.	12,000	658,920	(85.0)
National HealthCare Corp.	7,419	437,869	(56.5)
National Vision Holdings, Inc.	4,926	106,549	(13.7)
NETGEAR, Inc.	32,114	438,035	(56.5)
NetScout Systems, Inc.	17,987	502,737	(64.9)
Nevro Corp.	13,366	334,016	(43.1)
NexPoint Residential Trust, Inc.	27,772	1,154,204	(148.9)
NextGen Healthcare, Inc.	41,024	682,229	(88.0)
NMI Holdings, Inc., Class A	647	17,281	(2.2)
Nordstrom, Inc.	25,227	582,996	(75.2)
Northwest Natural Holding Co	4,742	203,764	(26.3)
NOW, Inc.	20,378	232,105	(29.9)
Oceaneering International, Inc.	19,159	430,120	(55.5)
ODP Corp.	14,243	710,441	(91.6)
O-I Glass, Inc.	18,384	422,097	(54.5)
Oil States International, Inc.	14,155	113,806	(14.7)
Old Second Bancorp, Inc.	21,238	339,596	(43.8)
Olo, Inc., Class A	38,659	303,860	(39.2)
Omega Flex, Inc.	236	21,127	(2.7)
Omeros Corp.	2,327	10,122	(1.3)
ON24, Inc.	12,487	110,510	(14.3)
Ooma, Inc.	21,537	323,055	(41.7)
OPENLANE, Inc.	18,659	292,946	(37.8)
OSI Systems, Inc.	1,163	138,664	(17.9)
Outfront Media, Inc.	52,288	808,372	(104.3)
Owens & Minor, Inc.	3,896	74,959	(9.7)
Oxford Industries, Inc.	3,673	396,133	(51.1)
Pacira BioSciences, Inc.	3,945	143,401	(18.5)
PagerDuty, Inc.	4,949	128,278	(16.5)
Palomar Holdings, Inc.	7,822	473,700	(61.1)
PAR Technology Corp.	373	12,902	(1.7)
Park Hotels & Resorts, Inc.	64,628	880,880	(113.6)
Patterson Cos, Inc.	21,913	720,719	(93.0)

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Payoneer Global, Inc.	10,871	$57,834	(7.5)%
Pebblebrook Hotel Trust	37,584	580,673	(74.9)
Pegasystems, Inc.	1,312	69,208	(8.9)
Peloton Interactive, Inc., Class A	6,124	59,464	(7.7)
Pennant Group, Inc.	1,553	17,828	(2.3)
Perdoceo Education Corp.	13,330	177,955	(23.0)
Petco Health & Wellness Co., Inc., Class A	77,149	629,536	(81.2)
PetIQ, Inc., Class A	1,143	19,134	(2.5)
PGT Innovations, Inc.	8,525	243,900	(31.5)
Phreesia, Inc.	1,156	36,668	(4.7)
Pilgrim’s Pride Corp.	6,336	156,943	(20.2)
Playtika Holding Corp.	17,840	213,010	(27.5)
Premier Financial Corp.	20,472	443,424	(57.2)
Prestige Consumer Healthcare, Inc.	5,775	376,588	(48.6)
PriceSmart, Inc.	4,689	364,476	(47.0)
PROG Holdings, Inc.	4,622	187,561	(24.2)
Progress Software Corp.	18,335	1,101,200	(142.1)
PROS Holdings, Inc.	14,076	534,888	(69.0)
Proto Labs, Inc.	19,777	655,608	(84.6)
Q2 Holdings, Inc.	21,605	766,329	(98.9)
Quaker Chemical Corp.	4,883	978,456	(126.2)
Rapid7, Inc.	6,091	279,638	(36.1)
RE/MAX Holdings, Inc., Class A	7,416	146,169	(18.9)
Redfin Corp.	4,070	60,969	(7.9)
Remitly Global, Inc.	976	18,817	(2.4)
Repay Holdings Corp., Class A	13,968	116,633	(15.0)
Retail Opportunity Investments Corp.	31,572	465,056	(60.0)
REV Group, Inc.	2,692	34,808	(4.5)
Revolve Group, Inc.	19,527	385,072	(49.7)
REX American Resources Corp.	10,169	376,456	(48.6)
RHI Magnesita NV	420	16,251	(2.1)
RingCentral, Inc., Class A	1,650	68,244	(8.8)
Riskified Ltd.	7,073	34,163	(4.4)
RLJ Lodging Trust	93,917	967,345	(124.8)
RMR Group, Inc., Class A	16,744	394,824	(50.9)
Rover Group, Inc., Class A	16,033	87,861	(11.3)
RPT Realty	13,772	149,702	(19.3)
Rush Enterprises, Inc., Class A	14,179	917,098	(118.3)
Ryerson Holding Corp.	2,470	104,950	(13.5)
Sabra Health Care REIT, Inc.	11,293	146,696	(18.9)
Safehold, Inc.	12,845	317,657	(41.0)
Sandy Spring Bancorp, Inc.	6,050	148,043	(19.1)
Sanmina Corp.	8,597	528,372	(68.2)
ScanSource, Inc.	3,595	108,174	(14.0)
Schneider National, Inc., Class B	2,409	74,221	(9.6)
Schnitzer Steel Industries, Inc.	11,689	423,259	(54.6)
Seaboard Corp.	7	25,235	(3.3)
Select Medical Holdings Corp.	2,134	64,041	(8.3)
Semtech Corp.	22,500	657,000	(84.8)
Service Properties Trust	20,122	170,836	(22.0)
ServisFirst Bancshares, Inc.	12,212	728,812	(94.0)
Shake Shack, Inc., Class A	8,674	673,623	(86.9)
SI-BONE, Inc.	1,063	27,383	(3.5)
Signet Jewelers Ltd.	2,787	224,326	(28.9)
Sims Ltd.	6,702	69,460	(9.0)
Simulations Plus, Inc.	1,822	90,736	(11.7)
SkyWest, Inc.	1,939	85,297	(11.0)
SolarWinds Corp.	25,248	266,114	(34.3)
Sonic Automotive, Inc., Class A	11,281	540,247	(69.7)
Sonos, Inc.	41,083	704,163	(90.8)
Sovos Brands, Inc.	21,240	378,072	(48.8)
SpartanNash Co	42,697	958,121	(123.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Sphere Entertainment Co	775	$32,899	(4.2)%
Spire, Inc.	4,915	312,447	(40.3)
Sprout Social, Inc., Class A	6,157	351,811	(45.4)
Sprouts Farmers Market, Inc.	5,024	197,192	(25.4)
SPX Technologies, Inc.	16,961	1,435,070	(185.1)
Squarespace, Inc., Class A	3,152	104,457	(13.5)
STAAR Surgical Co	8,123	444,897	(57.4)
Standard Motor Products, Inc.	12,833	489,836	(63.2)
Steelcase, Inc., Class A	54,686	468,659	(60.5)
Sterling Infrastructure, Inc.	5,687	341,163	(44.0)
Stitch Fix, Inc.	12,641	64,595	(8.3)
Stratasys Ltd.	10,325	187,192	(24.1)
Strategic Education, Inc.	4,957	372,271	(48.0)
Summit Hotel Properties, Inc.	13,992	90,108	(11.6)
Sun Country Airlines Holdings, Inc.	909	19,598	(2.5)
Supernus Pharmaceuticals, Inc.	31,601	969,835	(125.1)
Surmodics, Inc.	415	13,309	(1.7)
Tactile Systems Technology, Inc.	577	13,219	(1.7)
Tandem Diabetes Care, Inc.	20,904	729,968	(94.2)
Tarsus Pharmaceuticals, Inc.	639	14,064	(1.8)
TechTarget, Inc.	7,531	244,607	(31.6)
Telephone and Data Systems, Inc.	13,509	108,342	(14.0)
Tennant Co	4,258	341,662	(44.1)
Texas Capital Bancshares, Inc.	1,464	93,476	(12.1)
Theravance Biopharma, Inc.	15,165	149,982	(19.3)
Thermon Group Holdings, Inc.	6,211	171,486	(22.1)
Thryv Holdings, Inc.	698	16,543	(2.1)
Titan Machinery, Inc.	6,129	195,638	(25.2)
Transcat, Inc.	1,342	112,567	(14.5)
Treace Medical Concepts, Inc.	2,675	60,963	(7.9)
Tri Pointe Homes, Inc.	965	30,764	(4.0)
Trinity Industries, Inc.	13,302	348,778	(45.0)
Trinseo PLC	12,816	225,818	(29.1)
TripAdvisor, Inc.	2,872	53,563	(6.9)
TTEC Holdings, Inc.	2,355	81,106	(10.5)
Turning Point Brands, Inc.	39,432	940,453	(121.3)
Tutor Perini Corp.	46,483	392,781	(50.7)
Two Harbors Investment Corp.	20,957	281,033	(36.3)
UMB Financial Corp.	4,681	332,351	(42.9)
United Fire Group, Inc.	13,458	323,530	(41.7)
United States Cellular Corp.	23,006	407,436	(52.6)
Unitil Corp.	5,672	295,171	(38.1)
Universal Insurance Holdings, Inc.	862	13,387	(1.7)
Univest Financial Corp.	8,929	174,115	(22.5)
Upwork, Inc.	9,174	95,685	(12.3)
Urban Outfitters, Inc.	22,425	815,597	(105.2)
US Silica Holdings, Inc.	69,782	907,864	(117.1)
USANA Health Sciences, Inc.	9,684	628,588	(81.1)
V2X, Inc.	942	48,475	(6.3)
Varex Imaging Corp.	19,873	462,842	(59.7)
Varonis Systems, Inc., Class B	8,600	246,820	(31.8)
Vector Group Ltd.	38,954	511,076	(65.9)
Veritex Holdings, Inc.	6,134	131,942	(17.0)
Verra Mobility Corp., Class A	1,506	31,611	(4.1)
Vimeo, Inc.	26,077	107,437	(13.9)
Virtu Financial, Inc., Class A	7,126	132,259	(17.1)
Vishay Precision Group, Inc.	1,843	68,947	(8.9)
Vita Coco Co., Inc.	7,229	190,990	(24.6)
Vital Farms, Inc.	15,596	182,473	(23.5)
Vornado Realty Trust	29,081	653,741	(84.3)
W&T Offshore, Inc.	3,326	14,568	(1.9)
Wabash National Corp.	7,818	185,130	(23.9)

71

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Warby Parker, Inc.	7,023	$104,924	(13.5)%
Washington Trust Bancorp, Inc.	19,145	613,789	(79.2)
Waste Connections, Inc.	1,005	141,798	(18.3)
Watts Water Technologies, Inc., Class A	1,498	279,422	(36.0)
Weis Markets, Inc.	4,147	275,112	(35.5)
Werner Enterprises, Inc.	2,471	116,186	(15.0)
Whitestone REIT	28,079	289,775	(37.4)
Winmark Corp.	2,817	1,023,867	(132.1)
Wolverine World Wide, Inc.	6,726	85,218	(11.0)
World Acceptance Corp.	1,337	211,099	(27.2)
World Kinect Corp.	26,648	600,646	(77.5)
Worthington Industries, Inc.	2,680	199,982	(25.8)
Xerox Holdings Corp.	36,336	580,649	(74.9)
Yext, Inc.	51,251	498,160	(64.3)
Zeta Global Holdings Corp.	45,990	424,028	(54.7)
ZipRecruiter, Inc.	11,093	205,442	(26.5)
Zumiez, Inc.	17,266	325,637	(42.0)
Zuora, Inc., Class A	24,972	292,922	(37.8)

		162,582,534

Preferred Stocks

Germany
Schaeffler AG	93,085	606,443	(78.2)

Total Reference Entity — Long		352,344,201

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(17,362)	(370,067)	47.7
AUB Group Ltd.	(3,185)	(62,486)	8.1
Australian Clinical Labs Ltd.	(10,194)	(22,095)	2.9
Bapcor Ltd.	(35,786)	(152,923)	19.7
Bellevue Gold Ltd.	(275,034)	(273,393)	35.3
Boss Energy Ltd.	(52,526)	(104,762)	13.5
Breville Group Ltd.	(38,636)	(597,002)	77.0
Brickworks Ltd.	(6,804)	(120,512)	15.6
BWP Trust	(44,790)	(112,352)	14.5
Capricorn Metals Ltd.	(167,894)	(514,924)	66.4
Champion Iron Ltd.	(48,682)	(199,911)	25.8
Core Lithium Ltd.	(71,518)	(31,486)	4.1
Coronado Global Resources, Inc., CDI	(321,935)	(367,257)	47.4
Corporate Travel Management Ltd.	(42,087)	(601,821)	77.6
Costa Group Holdings Ltd.	(14,982)	(33,937)	4.4
De Grey Mining Ltd.	(198,387)	(182,560)	23.6
Dicker Data Ltd.	(34,561)	(189,022)	24.4
Domain Holdings Australia Ltd.	(54,437)	(149,748)	19.3
EVT Ltd.	(1,649)	(13,772)	1.8
G8 Education Ltd.	(158,906)	(119,361)	15.4
Gold Road Resources Ltd.	(64,400)	(69,905)	9.0
GUD Holdings Ltd.	(46,162)	(314,738)	40.6
Harvey Norman Holdings Ltd.	(180,576)	(461,128)	59.5
Healius Ltd.	(97,639)	(191,638)	24.7
HMC Capital Ltd.	(61,587)	(217,907)	28.1
HomeCo Daily Needs REIT	(221,708)	(181,104)	23.4
HUB24 Ltd.	(4,268)	(81,683)	10.5
Ingenia Communities Group	(290,996)	(812,271)	104.8
Inghams Group Ltd.	(447,110)	(855,904)	110.4
ioneer Ltd.	(65,318)	(13,025)	1.7
IRESS Ltd.	(85,899)	(610,383)	78.7
Kelsian Group Ltd.	(83,297)	(395,680)	51.0

Security	Shares	Value	% of Basket Value

Australia (continued)
Leo Lithium Ltd.	(257,877)	$(204,574)	26.4%
Link Administration Holdings Ltd.	(199,877)	(209,274)	27.0
Megaport Ltd.	(33,125)	(230,873)	29.8
Neuren Pharmaceuticals Ltd.	(5,949)	(52,870)	6.8
Nine Entertainment Co. Holdings Ltd.	(306,217)	(448,102)	57.8
Omni Bridgeway Ltd.	(116,046)	(223,661)	28.9
Paladin Energy Ltd.	(538,802)	(272,417)	35.1
Perpetual Ltd.	(15,490)	(261,364)	33.7
PEXA Group Ltd.	(48,025)	(434,897)	56.1
PointsBet Holdings Ltd.	(231,720)	(262,356)	33.8
PWR Holdings Ltd.	(1,960)	(12,133)	1.6
Resolute Mining Ltd.	(42,908)	(10,642)	1.4
Sayona Mining Ltd.	(3,917,637)	(390,015)	50.3
Silex Systems Ltd.	(33,559)	(82,333)	10.6
SmartGroup Corp. Ltd.	(8,864)	(54,339)	7.0
Tietto Minerals Ltd.	(820,281)	(282,985)	36.5
Tyro Payments Ltd.	(126,855)	(120,200)	15.5
United Malt Grp Ltd.	(151,507)	(498,788)	64.4
Webjet Ltd.	(66,528)	(358,294)	46.2

		(12,834,874)

Austria
CA Immobilien Anlagen AG	(4,622)	(150,556)	19.4
EVN AG	(5,869)	(142,125)	18.4

		(292,681)

Bahamas
OneSpaWorld Holdings Ltd.	(12,254)	(157,403)	20.3

Belgium
Ackermans & van Haaren NV	(7,821)	(1,382,139)	178.3
Aedifica SA	(646)	(44,773)	5.8
Bekaert SA	(14,324)	(698,911)	90.2
Biocartis Group NV	(30)	(12)	0.0
bpost SA	(82,131)	(404,287)	52.2
Cofinimmo SA	(4,153)	(332,481)	42.9
Deme Group NV	(5,284)	(715,660)	92.3
Kinepolis Group NV	(11,981)	(596,195)	76.9
Lotus Bakeries NV	(30)	(245,667)	31.7
Shurgard Self Storage Ltd.	(429)	(19,761)	2.6
Tessenderlo Group SA	(18,728)	(642,210)	82.8
Xior Student Housing NV	(6,771)	(215,789)	27.8

		(5,297,885)

Bermuda
Conduit Holdings Ltd.	(71,939)	(454,336)	58.6
Cool Co. Ltd.	(34,153)	(468,963)	60.5

		(923,299)

Brazil
ERO Copper Corp.	(9,518)	(228,595)	29.5

Canada
Absolute Software Corp.	(59,627)	(684,177)	88.3
ADENTRA, Inc.	(11,090)	(292,816)	37.8
Allied Properties REIT	(6,550)	(108,958)	14.1
Altus Group Ltd.	(3,246)	(108,344)	14.0
Andlauer Healthcare Group, Inc.	(7,117)	(237,332)	30.6
Badger Infrastructure Solutions Ltd.	(4,317)	(105,079)	13.6
Brookfield Reinsurance Ltd.	(3,192)	(111,817)	14.4
Cascades, Inc.	(36,708)	(334,480)	43.1
Cogeco Communications, Inc.	(9,030)	(457,405)	59.0
Cogeco, Inc.	(4,231)	(167,361)	21.6

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Converge Technology Solutions Corp.	(123,203)	$(296,992)	38.3%
Definity Financial Corp.	(17,905)	(450,188)	58.1
Dye & Durham Ltd.	(15,718)	(235,801)	30.4
Enerflex Ltd.	(29,701)	(240,923)	31.1
Filo Corp.	(26,321)	(497,635)	64.2
Headwater Exploration, Inc.	(55,779)	(314,181)	40.5
K92 Mining, Inc.	(43,303)	(204,479)	26.4
Linamar Corp.	(1,120)	(64,872)	8.4
Lumine Group, Inc.	(3,422)	(54,352)	7.0
MAG Silver Corp.	(23,022)	(277,844)	35.8
Maple Leaf Foods, Inc.	(36,618)	(763,933)	98.5
Martinrea International, Inc.	(3,958)	(44,280)	5.7
Minto Apartment REIT	(47,537)	(543,044)	70.1
North West Co., Inc.	(13,515)	(328,873)	42.4
Orla Mining Ltd.	(44,373)	(207,207)	26.7
Park Lawn Corp.	(6,064)	(106,095)	13.7
Premium Brands Holdings Corp., Class A	(5,669)	(461,182)	59.5
Richelieu Hardware Ltd.	(527)	(17,570)	2.3
Savaria Corp.	(4,273)	(54,052)	7.0
Seabridge Gold, Inc.	(2,127)	(27,003)	3.5
Shawcor Ltd.	(18,107)	(275,883)	35.6
Sienna Senior Living, Inc.	(39,216)	(341,222)	44.0
SilverCrest Metals, Inc.	(56,944)	(325,804)	42.0
Skeena Resources Ltd.	(126,404)	(652,549)	84.2
Spartan Delta Corp.	(51,419)	(169,167)	21.8
Spin Master Corp.	(3,133)	(83,467)	10.8
StorageVault Canada, Inc.	(127,570)	(472,857)	61.0
Teekay Tankers Ltd., Class A	(3,451)	(150,498)	19.4
Trisura Group Ltd.	(8,207)	(210,029)	27.1
Westshore Terminals Investment Corp.	(2,085)	(48,269)	6.2
Winpak Ltd.	(13,746)	(422,650)	54.5

		(10,950,670)

China
AustAsia Group Ltd.	(13,597)	(3,102)	0.4
Theme International Holdings Ltd.	(540,000)	(60,277)	7.8
TI Fluid Systems PLC	(166,621)	(291,979)	37.6

		(355,358)

Colombia
Frontera Energy Corp.	(8,851)	(71,860)	9.3

Cyprus
Atalaya Mining PLC	(7,193)	(31,045)	4.0

Denmark
NTG Nordic Transport Group A/S	(6,158)	(393,530)	50.8

Egypt
Energean PLC	(31,330)	(473,315)	61.1

Finland
Huhtamaki OYJ	(13,520)	(485,353)	62.6
Konecranes OYJ	(6,358)	(236,653)	30.5
Metsa Board OYJ	(56,171)	(462,601)	59.7
Musti Group OYJ	(2,158)	(43,227)	5.6
TietoEVRY OYJ	(27,321)	(710,168)	91.6
Tokmanni Group Corp.	(50,820)	(801,639)	103.4

		(2,739,641)

France
ALD SA	(16,621)	(179,600)	23.2
Alten SA	(2,687)	(388,576)	50.1
Christian Dior SE	(14)	(12,482)	1.6

Security	Shares	Value	% of Basket Value

France (continued)
Coface SA	(48,065)	$(719,552)	92.8%
Derichebourg SA	(14,280)	(89,900)	11.6
Elior Group SA	(10,636)	(27,182)	3.5
Euroapi SA	(19,055)	(227,295)	29.3
Fnac Darty SA	(8,213)	(293,010)	37.8
ID Logistics Group	(374)	(107,598)	13.9
Imerys SA	(34,301)	(1,218,292)	157.2
IPSOS	(2,904)	(145,574)	18.8
JCDecaux SE	(1,056)	(19,838)	2.6
Mercialys SA	(5,526)	(47,716)	6.2
Mersen SA	(2,570)	(123,457)	15.9
Metropole Television SA	(83,660)	(1,204,941)	155.4
Neoen SA	(11,580)	(388,733)	50.1
Pierre Et Vacances SA	(49,739)	(85,986)	11.1
Rothschild & Co	(9,205)	(401,740)	51.8
SES-imagotag SA	(86)	(11,275)	1.5
Societe BIC SA	(7,017)	(436,464)	56.3
Sopra Steria Group SACA	(309)	(67,187)	8.7
Trigano SA	(2,238)	(335,107)	43.2
Virbac SA	(399)	(124,516)	16.1
Voltalia SA, Registered Shares	(40,161)	(712,429)	91.9

		(7,368,450)

Germany
Adtran Networks SE	(12,144)	(272,712)	35.2
CANCOM SE	(5,438)	(160,053)	20.6
CECONOMY AG	(21,772)	(66,726)	8.6
CompuGroup Medical SE & Co. KGaA	(3,209)	(166,771)	21.5
Dermapharm Holding SE	(7,840)	(391,137)	50.5
DIC Asset AG	(21,669)	(109,119)	14.1
Eckert & Ziegler Strahlen- und Medizintechnik AG .	(360)	(14,248)	1.8
Encavis AG	(38,317)	(656,370)	84.7
Energiekontor AG	(4,123)	(365,068)	47.1
Fielmann AG	(3,896)	(204,926)	26.4
flatexDEGIRO AG	(3,183)	(32,119)	4.1
HOCHTIEF AG	(3,990)	(400,792)	51.7
Hornbach Holding AG & Co. KGaA	(847)	(69,951)	9.0
Ionos SE	(11,897)	(185,827)	24.0
Jenoptik AG	(10,182)	(336,843)	43.5
JOST Werke SE	(2,001)	(119,046)	15.4
Mercer International, Inc.	(26,345)	(234,471)	30.2
METRO AG	(4,034)	(35,818)	4.6
Norma Group SE	(24,540)	(442,884)	57.1
Orion SA	(5,422)	(118,850)	15.3
PNE AG	(32,633)	(487,995)	63.0
SGL Carbon SE	(18,608)	(159,434)	20.6
Siltronic AG	(7,682)	(690,029)	89.0
Sirius Real Estate Ltd.	(280,384)	(303,483)	39.2
Sixt SE	(1,516)	(185,777)	24.0
Software AG	(1,045)	(36,700)	4.7
Stroeer SE & Co. KGaA	(15,493)	(765,468)	98.7
Synlab AG	(17,979)	(181,972)	23.5
TAG Immobilien AG	(12,601)	(144,572)	18.7

		(7,339,161)

Ghana
Kosmos Energy Ltd.	(42,914)	(304,689)	39.3

Indonesia
Golden Agri-Resources Ltd.	(795,100)	(150,637)	19.4

73

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Ireland
Ardmore Shipping Corp.	(2,648)	$(37,284)	4.8%
C&C Group PLC	(462,495)	(834,629)	107.7
Irish Residential Properties REIT PLC	(280,283)	(303,693)	39.2

		(1,175,606)

Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	(133,354)	(177,717)	22.9
Israel Corp. Ltd.	(1,845)	(583,670)	75.3
Maytronics Ltd.	(14,799)	(204,824)	26.4
Strauss Group Ltd.	(35,007)	(840,170)	108.4

		(1,806,381)

Italy
ACEA SpA	(6,719)	(84,206)	10.9
Anima Holding SpA	(2,215)	(8,719)	1.1
Ariston Holding NV	(2,749)	(26,218)	3.4
BFF Bank SpA	(28,555)	(329,219)	42.5
Enav SpA	(6,426)	(28,246)	3.6
Ermenegildo Zegna NV	(4,354)	(69,098)	8.9
Esprinet SpA	(5,635)	(33,886)	4.4
GVS SpA	(10,370)	(67,029)	8.6
Illimity Bank SpA	(8,037)	(56,186)	7.2
Industrie De Nora SpA	(22,880)	(481,498)	62.1
MARR SpA	(5,356)	(85,093)	11.0
MFE-MediaForEurope NV, Class A	(267,157)	(144,841)	18.7
Salvatore Ferragamo SpA	(8,132)	(133,398)	17.2
Saras SpA	(126,250)	(184,341)	23.8
Stevanato Group SpA	(2,209)	(68,987)	8.9
Tamburi Investment Partners SpA	(2,269)	(22,525)	2.9
Technogym SpA	(39,430)	(371,777)	48.0
Technoprobe SpA	(20,985)	(196,003)	25.3

		(2,391,270)

Japan
ADEKA Corp.	(26,300)	(545,176)	70.3
Advance Logistics Investment Corp.	(340)	(320,305)	41.3
Aeon Mall Co. Ltd.	(25,900)	(326,225)	42.1
Aica Kogyo Co. Ltd.	(1,500)	(35,796)	4.6
Aichi Financial Group, Inc.	(26,500)	(467,352)	60.3
Aiful Corp.	(218,800)	(562,023)	72.5
Airtrip Corp.	(5,100)	(94,158)	12.1
Amano Corp.	(8,700)	(200,059)	25.8
Amvis Holdings, Inc.	(16,400)	(339,224)	43.8
Appier Group, Inc.	(27,500)	(335,065)	43.2
Arclands Corp.	(88,700)	(1,045,263)	134.8
ARE Holdings, Inc.	(79,600)	(1,091,836)	140.9
Ariake Japan Co. Ltd.	(3,900)	(145,384)	18.8
ARTERIA Networks Corp.	(9,100)	(127,214)	16.4
ASKUL Corp.	(24,200)	(345,807)	44.6
Atom Corp.	(158,800)	(1,016,796)	131.2
Autobacs Seven Co. Ltd.	(24,300)	(270,618)	34.9
Awa Bank Ltd.	(24,000)	(371,408)	47.9
Base Co. Ltd.	(400)	(15,465)	2.0
Bushiroad, Inc.	(2,000)	(10,831)	1.4
C Uyemura & Co. Ltd.	(4,300)	(290,405)	37.5
Calbee, Inc.	(95,600)	(1,883,494)	243.0
Casio Computer Co. Ltd.	(76,700)	(665,929)	85.9
Change Holdings, Inc.	(39,200)	(530,871)	68.5
CKD Corp.	(13,800)	(215,160)	27.8
COLOPL, Inc.	(26,100)	(124,989)	16.1
Colowide Co. Ltd.	(39,500)	(600,039)	77.4
COMSYS Holdings Corp.	(35,000)	(715,597)	92.3

Security	Shares	Value	% of Basket Value

Japan (continued)
CRE Logistics REIT, Inc.	(306)	$(386,955)	49.9%
Create Restaurants Holdings, Inc.	(14,600)	(114,128)	14.7
Curves Holdings Co. Ltd.	(2,900)	(16,418)	2.1
Daido Steel Co. Ltd.	(2,100)	(90,391)	11.7
Daiho Corp.	(8,000)	(228,908)	29.5
Daiichikosho Co. Ltd.	(2,100)	(42,866)	5.5
Daikokutenbussan Co. Ltd.	(4,200)	(182,623)	23.6
Daishi Hokuetsu Financial Group, Inc.	(21,400)	(546,496)	70.5
Daiwa Office Investment Corp.	(47)	(209,301)	27.0
Daiwabo Holdings Co. Ltd.	(9,200)	(182,658)	23.6
DCM Holdings Co. Ltd.	(106,500)	(919,378)	118.6
DeNA Co. Ltd.	(23,700)	(295,034)	38.1
Descente Ltd.	(11,200)	(332,038)	42.8
Dexerials Corp.	(28,300)	(657,783)	84.9
DIC Corp.	(7,900)	(152,557)	19.7
Dowa Holdings Co. Ltd.	(500)	(16,519)	2.1
DTS Corp.	(600)	(14,184)	1.8
Duskin Co. Ltd.	(18,900)	(436,892)	56.4
Earth Corp.	(4,300)	(156,492)	20.2
EDION Corp.	(56,200)	(590,033)	76.1
eRex Co. Ltd.	(15,400)	(125,747)	16.2
Exedy Corp.	(40,700)	(728,573)	94.0
EXEO Group, Inc.	(1,600)	(33,267)	4.3
Fancl Corp.	(4,500)	(79,463)	10.2
Ferrotec Holdings Corp.	(14,400)	(357,171)	46.1
FP Corp.	(12,400)	(267,270)	34.5
Freee KK	(1,500)	(33,188)	4.3
Fuji Corp.	(700)	(13,125)	1.7
Fuji Kyuko Co. Ltd.	(1,200)	(48,010)	6.2
Fuji Soft, Inc.	(7,300)	(248,968)	32.1
Fujio Food Group, Inc.	(31,900)	(322,723)	41.6
Fukuyama Transporting Co. Ltd.	(12,800)	(369,853)	47.7
Furuya Metal Co. Ltd.	(1,100)	(86,647)	11.2
Fuso Chemical Co. Ltd.	(7,900)	(254,287)	32.8
GLOBERIDE, Inc.	(19,600)	(331,110)	42.7
GMO Financial Holdings, Inc.	(29,300)	(153,904)	19.9
GMO GlobalSign Holdings KK	(7,600)	(166,620)	21.5
GungHo Online Entertainment, Inc.	(10,600)	(211,953)	27.3
Gunze Ltd.	(5,000)	(160,841)	20.7
Hachijuni Bank Ltd.	(122,500)	(642,817)	82.9
Hakuto Co. Ltd.	(4,900)	(197,352)	25.5
Hankyu Hanshin REIT, Inc.	(44)	(44,472)	5.7
Haseko Corp.	(40,300)	(536,824)	69.3
Heiwa Real Estate REIT, Inc.	(695)	(726,004)	93.7
Hirata Corp.	(5,800)	(333,457)	43.0
Hirogin Holdings, Inc.	(36,300)	(226,452)	29.2
HIS Co. Ltd.	(76,800)	(1,115,394)	143.9
Hokkaido Electric Power Co., Inc.	(69,200)	(329,135)	42.5
Hokuetsu Corp.	(83,000)	(514,021)	66.3
Hokuhoku Financial Group, Inc.	(62,800)	(574,836)	74.2
Hoshino Resorts REIT, Inc.	(84)	(377,046)	48.6
Hosiden Corp.	(4,500)	(59,499)	7.7
House Foods Group, Inc.	(1,500)	(35,462)	4.6
Hyakugo Bank Ltd.	(120,900)	(413,160)	53.3
Ichibanya Co. Ltd.	(3,100)	(124,306)	16.0
Idec Corp./Japan	(3,700)	(79,818)	10.3
IDOM, Inc.	(2,700)	(16,211)	2.1
Iino Kaiun Kaisha Ltd.	(53,400)	(352,130)	45.4
Inabata & Co. Ltd.	(23,900)	(569,915)	73.5
Insource Co. Ltd.	(37,000)	(334,270)	43.1
Inui Global Logistics Co. Ltd.	(1,300)	(12,174)	1.6

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Invincible Investment Corp.	(156)	$(64,935)	8.4%
Iriso Electronics Co. Ltd.	(6,700)	(190,727)	24.6
Iyogin Holdings, Inc.	(20,700)	(147,397)	19.0
Izumi Co. Ltd.	(17,100)	(440,852)	56.9
J Trust Co. Ltd.	(24,100)	(81,846)	10.6
Japan Aviation Electronics Industry Ltd.	(29,000)	(601,197)	77.6
Japan Logistics Fund, Inc.	(199)	(429,667)	55.4
Japan Material Co. Ltd.	(3,400)	(60,340)	7.8
Japan Prime Realty Investment Corp.	(20)	(50,172)	6.5
Japan Steel Works Ltd.	(13,300)	(282,830)	36.5
Joyful Honda Co. Ltd.	(3,200)	(37,887)	4.9
JTOWER, Inc.	(12,600)	(656,247)	84.7
Juroku Financial Group, Inc.	(11,400)	(288,045)	37.2
Kadokawa Corp.	(22,800)	(576,998)	74.4
Kagome Co. Ltd.	(800)	(17,835)	2.3
Kaken Pharmaceutical Co. Ltd.	(3,500)	(87,289)	11.3
Kanamoto Co. Ltd.	(14,900)	(268,653)	34.7
Kaneka Corp.	(600)	(17,823)	2.3
Kanto Denka Kogyo Co. Ltd.	(14,900)	(101,900)	13.1
KeePer Technical Laboratory Co. Ltd.	(7,700)	(347,191)	44.8
Keihan Holdings Co. Ltd.	(29,200)	(842,019)	108.6
Keikyu Corp.	(2,400)	(22,929)	3.0
Keiyo Bank Ltd.	(34,500)	(148,110)	19.1
KH Neochem Co. Ltd.	(12,900)	(216,035)	27.9
Kisoji Co. Ltd.	(29,100)	(517,676)	66.8
Ki-Star Real Estate Co. Ltd.	(36,200)	(1,349,544)	174.1
Kiyo Bank Ltd.	(65,100)	(715,132)	92.3
Koa Corp.	(55,300)	(697,492)	90.0
Kohnan Shoji Co. Ltd.	(31,600)	(791,740)	102.1
Komeri Co. Ltd.	(33,600)	(720,702)	93.0
Kosaido Holdings Co. Ltd.	(2,800)	(43,888)	5.7
K’s Holdings Corp.	(5,300)	(49,071)	6.3
Kumagai Gumi Co. Ltd.	(10,100)	(234,040)	30.2
Kura Sushi, Inc.	(58,500)	(1,298,004)	167.4
KYB Corp.	(28,300)	(1,026,424)	132.4
Kyudenko Corp.	(6,000)	(176,551)	22.8
Kyushu Financial Group, Inc.	(27,600)	(137,394)	17.7
Mabuchi Motor Co. Ltd.	(3,800)	(111,622)	14.4
Makino Milling Machine Co. Ltd.	(1,900)	(77,986)	10.1
Management Solutions Co. Ltd.	(8,900)	(261,213)	33.7
Mars Group Holdings Corp.	(600)	(12,850)	1.7
Maruichi Steel Tube Ltd.	(1,600)	(38,696)	5.0
Maruwa Co. Ltd.	(9,200)	(1,552,724)	200.3
Mebuki Financial Group, Inc.	(111,700)	(299,523)	38.6
MEC Co. Ltd.	(9,900)	(250,040)	32.3
Medley, Inc.	(1,800)	(64,633)	8.3
Meiko Electronics Co. Ltd.	(6,300)	(128,182)	16.5
Mitsuboshi Belting Ltd.	(13,100)	(422,779)	54.5
Mitsui-Soko Holdings Co. Ltd.	(4,900)	(126,244)	16.3
Mori Hills REIT Investment Corp.	(70)	(72,974)	9.4
Morinaga Milk Industry Co. Ltd.	(18,900)	(650,165)	83.9
Musashi Seimitsu Industry Co. Ltd.	(43,800)	(558,782)	72.1
Musashino Bank Ltd.	(5,000)	(90,264)	11.6
Nachi-Fujikoshi Corp.	(18,800)	(519,940)	67.1
Nagoya Railroad Co. Ltd.	(31,200)	(507,232)	65.4
Nakayama Steel Works Ltd.	(24,900)	(162,810)	21.0
Nankai Electric Railway Co. Ltd.	(51,100)	(1,106,048)	142.7
Nanto Bank Ltd.	(32,400)	(606,707)	78.3
NEC Networks & System Integration Corp.	(2,000)	(26,372)	3.4
Nichiha Corp.	(8,700)	(204,725)	26.4
Nifco, Inc.	(12,500)	(380,933)	49.1
Nihon Kohden Corp.	(900)	(23,724)	3.1

Security	Shares	Value	% of Basket Value

Japan (continued)
Nikkon Holdings Co. Ltd.	(17,900)	$(384,209)	49.6%
Nippon Carbon Co. Ltd.	(28,300)	(878,045)	113.3
Nippon Electric Glass Co. Ltd.	(75,100)	(1,389,997)	179.3
Nippon Kayaku Co. Ltd.	(70,600)	(665,992)	85.9
Nippon Pillar Packing Co. Ltd.	(3,200)	(102,692)	13.2
Nippon Shokubai Co. Ltd.	(9,100)	(358,453)	46.2
Nippon Television Holdings, Inc.	(21,000)	(203,349)	26.2
Nippon Yakin Kogyo Co. Ltd.	(7,500)	(235,232)	30.3
Nishimatsu Construction Co. Ltd.	(14,300)	(379,501)	49.0
Nishimatsuya Chain Co. Ltd.	(63,600)	(776,526)	100.2
Nishi-Nippon Railroad Co. Ltd.	(2,300)	(42,476)	5.5
Nissha Co. Ltd.	(37,100)	(459,348)	59.3
Nitto Kogyo Corp.	(6,300)	(164,474)	21.2
Nojima Corp.	(32,800)	(327,804)	42.3
NOK Corp.	(26,700)	(411,355)	53.1
Nomura Micro Science Co. Ltd.	(500)	(22,344)	2.9
Noritake Co. Ltd.	(3,200)	(127,642)	16.5
NS United Kaiun Kaisha Ltd.	(25,600)	(704,233)	90.8
NTT UD REIT Investment Corp.	(318)	(308,769)	39.8
Ogaki Kyoritsu Bank Ltd.	(38,000)	(535,210)	69.0
Ohsho Food Service Corp.	(2,100)	(102,318)	13.2
Oisix ra daichi, Inc.	(19,700)	(331,469)	42.8
Okasan Securities Group, Inc.	(47,600)	(193,612)	25.0
OKUMA Corp.	(2,600)	(133,897)	17.3
One REIT, Inc.	(274)	(510,841)	65.9
Open Door, Inc.	(44,800)	(401,925)	51.8
Optorun Co. Ltd.	(10,300)	(174,199)	22.5
Organo Corp.	(16,700)	(495,841)	64.0
Osaka Soda Co. Ltd.	(20,700)	(861,155)	111.1
OSAKA Titanium Technologies Co. Ltd.	(4,300)	(110,618)	14.3
OSG Corp.	(43,200)	(588,305)	75.9
PAL GROUP Holdings Co. Ltd.	(12,900)	(386,846)	49.9
Paramount Bed Holdings Co. Ltd.	(3,500)	(58,679)	7.6
PHC Holdings Corp.	(1,900)	(20,150)	2.6
Piolax, Inc.	(20,400)	(324,687)	41.9
PKSHA Technology, Inc.	(5,400)	(115,756)	14.9
Press Kogyo Co. Ltd.	(13,700)	(61,995)	8.0
Raksul, Inc.	(16,100)	(162,735)	21.0
Rengo Co. Ltd.	(139,400)	(904,307)	116.7
RENOVA, Inc.	(20,900)	(222,660)	28.7
Riken Keiki Co. Ltd.	(7,600)	(294,548)	38.0
Ringer Hut Co. Ltd.	(39,300)	(691,102)	89.2
Rinnai Corp.	(900)	(19,760)	2.5
Roland Corp.	(10,300)	(300,787)	38.8
Rorze Corp.	(13,600)	(1,086,929)	140.2
Ryobi Ltd.	(700)	(14,684)	1.9
Ryosan Co. Ltd.	(800)	(25,324)	3.3
SAMTY Co. Ltd.	(27,200)	(444,351)	57.3
Sangetsu Corp.	(5,700)	(105,789)	13.6
Sanyo Denki Co. Ltd.	(8,300)	(431,582)	55.7
Sanyo Special Steel Co. Ltd.	(800)	(16,204)	2.1
SBS Holdings, Inc.	(16,800)	(408,023)	52.6
Seiko Group Corp.	(1,200)	(22,680)	2.9
Senko Group Holdings Co. Ltd.	(59,900)	(443,753)	57.2
Seria Co. Ltd.	(2,100)	(35,526)	4.6
Shibaura Electronics Co. Ltd.	(300)	(15,126)	1.9
Shibaura Mechatronics Corp.	(700)	(119,878)	15.5
Shiga Bank Ltd.	(32,300)	(706,749)	91.2
Shikoku Electric Power Co., Inc.	(27,700)	(197,789)	25.5
SHO-BOND Holdings Co. Ltd.	(1,300)	(54,023)	7.0
Shochiku Co. Ltd.	(4,900)	(382,599)	49.4
Shoei Co. Ltd.	(20,300)	(372,565)	48.1

75

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
SKY Perfect JSAT Holdings, Inc.	(28,700)	$(121,699)	15.7%
SOSiLA Logistics REIT, Inc.	(741)	(684,831)	88.3
Sotetsu Holdings, Inc.	(3,700)	(72,637)	9.4
Star Micronics Co. Ltd.	(2,800)	(35,170)	4.5
Starts Proceed Investment Corp.	(15)	(23,705)	3.1
Sumitomo Bakelite Co. Ltd.	(700)	(30,465)	3.9
Sumitomo Rubber Industries Ltd.	(101,400)	(1,051,315)	135.6
Sundrug Co. Ltd.	(4,700)	(139,891)	18.0
Suruga Bank Ltd.	(33,800)	(145,503)	18.8
T Hasegawa Co. Ltd.	(16,200)	(396,346)	51.1
Taiyo Holdings Co. Ltd.	(700)	(13,208)	1.7
Takara Holdings, Inc.	(28,900)	(259,505)	33.5
Takara Leben Real Estate Investment Corp.	(425)	(297,003)	38.3
Tamura Corp.	(3,100)	(13,752)	1.8
T-Gaia Corp.	(4,200)	(53,574)	6.9
Toagosei Co. Ltd.	(30,800)	(297,292)	38.3
Tocalo Co. Ltd.	(14,900)	(152,962)	19.7
Toei Co. Ltd.	(6,600)	(857,891)	110.7
Toho Bank Ltd.	(319,900)	(568,298)	73.3
Toho Holdings Co. Ltd.	(17,900)	(357,140)	46.1
TOKAI Holdings Corp.	(95,200)	(620,504)	80.0
Tokai Tokyo Financial Holdings, Inc.	(281,700)	(887,004)	114.4
Token Corp.	(1,400)	(75,509)	9.7
Tokyo Electron Device Ltd.	(10,100)	(744,528)	96.0
Tokyo Kiraboshi Financial Group, Inc.	(3,400)	(91,402)	11.8
Tokyo Steel Manufacturing Co. Ltd.	(33,800)	(415,040)	53.5
TOMONY Holdings, Inc.	(110,600)	(320,832)	41.4
Tomy Co. Ltd.	(30,500)	(422,357)	54.5
Topre Corp.	(5,100)	(60,122)	7.8
Towa Corp.	(2,500)	(47,631)	6.1
Toyo Construction Co. Ltd.	(26,800)	(208,285)	26.9
Toyo Gosei Co. Ltd.	(1,600)	(98,435)	12.7
Toyobo Co. Ltd.	(34,900)	(272,391)	35.1
Toyota Boshoku Corp.	(1,000)	(18,673)	2.4
Transcosmos, Inc.	(15,500)	(388,912)	50.2
Tri Chemical Laboratories, Inc.	(2,300)	(43,280)	5.6
Tsubaki Nakashima Co. Ltd.	(52,200)	(308,681)	39.8
Tsuburaya Fields Holdings, Inc.	(17,800)	(390,520)	50.4
TV Asahi Holdings Corp.	(34,300)	(440,861)	56.9
United Super Markets Holdings, Inc.	(31,600)	(253,872)	32.7
Valqua Ltd.	(1,200)	(33,197)	4.3
Wacoal Holdings Corp.	(36,600)	(809,252)	104.4
Weathernews, Inc.	(6,500)	(298,205)	38.5
WingArc1st, Inc.	(3,300)	(65,142)	8.4
Workman Co. Ltd.	(3,600)	(134,420)	17.3
Yamaichi Electronics Co. Ltd.	(1,000)	(16,192)	2.1
YA-MAN Ltd.	(96,800)	(708,939)	91.5
Yamato Kogyo Co. Ltd.	(10,400)	(501,815)	64.7
Yokogawa Bridge Holdings Corp.	(8,600)	(158,381)	20.4
Yonex Co. Ltd.	(20,300)	(203,244)	26.2
Yoshinoya Holdings Co. Ltd.	(19,400)	(392,456)	50.6
ZERIA Pharmaceutical Co. Ltd.	(9,000)	(150,102)	19.4
Zojirushi Corp.	(22,500)	(322,709)	41.6

		(88,169,865)

Luxembourg
RTL Group	(700)	(30,311)	3.9

Security	Shares	Value	% of Basket Value

Macau
MECOM Power and Construction Ltd.	(48,000)	$(6,350)	0.8%
Mecom Power W2405	(10,200)	(119)	0.0

		(6,469)

Monaco
Scorpio Tankers, Inc.	(2,659)	(125,079)	16.1

Netherlands
AMG Critical Materials NV	(3,063)	(125,167)	16.1
Arcadis NV	(11,995)	(525,917)	67.8
Corbion NV	(1,420)	(34,142)	4.4
Flow Traders Ltd.	(21,872)	(483,645)	62.4
Fugro NV	(20,617)	(374,138)	48.3
Ordina NV	(76,503)	(489,668)	63.2
SIF Holding NV	(9)	(131)	0.0
TKH Group NV	(7,319)	(390,516)	50.4
Van Lanschot Kempen NV	(1,950)	(65,100)	8.4

		(2,488,424)

New Zealand
Fletcher Building Ltd.	(16,198)	(56,252)	7.3
Mainfreight Ltd.	(1,954)	(82,207)	10.6

		(138,459)

Norway
Aker Carbon Capture ASA	(76,674)	(117,377)	15.1
Crayon Group Holding ASA	(28,103)	(301,940)	39.0
Entra ASA	(2,708)	(26,619)	3.4
Europris ASA	(28,610)	(175,283)	22.6
FREYR Battery SA	(7,479)	(62,973)	8.1
Hoegh Autoliners ASA	(30,290)	(175,774)	22.7
MPC Container Ships ASA	(20,192)	(38,044)	4.9
Norske Skog ASA	(12,443)	(56,310)	7.3
Norwegian Air Shuttle ASA	(131,460)	(132,554)	17.1

		(1,086,874)

Philippines
TaskUS, Inc., Class A	(7,009)	(84,528)	10.9
TELUS International CDA, Inc.	(3,103)	(28,871)	3.7

		(113,399)

Portugal
Altri SGPS SA	(52,088)	(250,366)	32.3
Greenvolt-Energias Renovaveis SA	(14,633)	(104,463)	13.5
Navigator Co. SA	(200,223)	(713,423)	92.0
REN - Redes Energeticas Nacionais SGPS SA	(35,004)	(97,579)	12.6

		(1,165,831)

Puerto Rico
First BanCorp/Puerto Rico	(15,780)	(234,333)	30.2

Singapore
AEM Holdings Ltd.	(158,800)	(453,387)	58.5
CapitaLand China Trust	(15,000)	(11,817)	1.5
Parkway Life REIT	(27,700)	(81,349)	10.5
SATS Ltd.	(43,200)	(91,528)	11.8
Sheng Siong Group Ltd.	(85,200)	(105,126)	13.6

		(743,207)

Spain
Befesa SA	(16,964)	(664,160)	85.7
CIE Automotive SA	(2,530)	(80,971)	10.4
Construcciones y Auxiliar de Ferrocarriles SA	(1,893)	(65,986)	8.5
Ence Energia y Celulosa SA	(64,617)	(201,232)	26.0

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Faes Farma SA	(102,253)	$(361,742)	46.7%
Gestamp Automocion SA	(32,293)	(160,280)	20.7
Grenergy Renovables SA	(9,236)	(284,838)	36.8
Inmobiliaria Colonial Socimi SA	(59,895)	(390,221)	50.3
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	(118,287)	(117,245)	15.1
Melia Hotels International SA	(2,615)	(19,620)	2.5
Sacyr SA	(45,892)	(157,368)	20.3
Soltec Power Holdings SA	(12,099)	(56,573)	7.3
Vidrala SA	(1,823)	(189,190)	24.4
Viscofan SA	(388)	(25,502)	3.3

		(2,774,928)

Sweden
AcadeMedia AB	(24)	(119)	0.0
Bilia AB, A Shares	(2,994)	(32,340)	4.2
Billerud Aktiebolag	(66,440)	(581,752)	75.0
Clas Ohlson AB, B Shares	(14,141)	(118,175)	15.2
Coor Service Management Holding AB	(10,691)	(50,560)	6.5
Dometic Group AB	(14,009)	(107,063)	13.8
Electrolux Professional AB	(18,557)	(107,205)	13.8
Granges AB	(13,371)	(140,126)	18.1
Hemnet Group AB	(20,089)	(365,943)	47.2
Hufvudstaden AB, A Shares	(48,890)	(615,003)	79.3
JM AB	(209)	(3,366)	0.4
Lindab International AB	(13,594)	(215,908)	27.9
Loomis AB, Class B	(4,223)	(126,736)	16.4
Munters Group AB	(6,790)	(88,470)	11.4
OX2 AB, Class B	(113,534)	(731,202)	94.3
Pandox AB, Class B	(7,590)	(91,922)	11.9
Paradox Interactive AB	(1,453)	(41,714)	5.4
Peab AB	(23,480)	(106,612)	13.8
PowerCell Sweden AB	(3,286)	(30,991)	4.0
SkiStar AB	(769)	(8,574)	1.1
Stillfront Group AB	(110,437)	(209,888)	27.1
Surgical Science Sweden AB	(12,678)	(302,623)	39.0
Wallenstam AB, B Shares	(46,065)	(184,198)	23.8
Wihlborgs Fastigheter AB	(47,614)	(382,009)	49.3

		(4,642,499)

Switzerland
Allreal Holding AG	(1,490)	(276,507)	35.7
ALSO Holding AG, Registered Shares	(1,895)	(439,362)	56.7
Arbonia AG	(19,957)	(234,602)	30.3
Bystronic AG	(447)	(317,083)	40.9
Cembra Money Bank AG	(8,492)	(653,574)	84.3
Daetwyler Holding AG	(1,506)	(302,589)	39.0
DocMorris AG	(777)	(48,159)	6.2
dormakaba Holding AG	(1,793)	(886,617)	114.4
EFG International AG	(14,570)	(183,887)	23.7
Emmi AG	(725)	(719,689)	92.8
Forbo Holding AG, Registered Shares	(554)	(805,457)	103.9
Interroll Holding AG, Registered Shares	(108)	(349,697)	45.1
Komax Holding AG, Registered Shares	(1,451)	(361,836)	46.7
Landis+Gyr Group AG	(6,126)	(539,136)	69.6
Leonteq AG	(3,272)	(155,934)	20.1
Mobilezone Holding AG	(4,735)	(79,983)	10.3
Mobimo Holding AG, Registered Shares	(1,976)	(591,813)	76.3
OC Oerlikon Corp. AG, Registered Shares	(108,672)	(598,958)	77.3
Schweiter Technologies AG	(269)	(209,311)	27.0
SFS Group AG	(5,010)	(604,690)	78.0

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Siegfried Holding AG, Registered Shares	(267)	$(238,902)	30.8%
SKAN Group AG	(3,708)	(344,418)	44.4
St Galler Kantonalbank AG, Registered Shares	(1,172)	(678,889)	87.6
Stadler Rail AG	(9,159)	(372,701)	48.1
Vontobel Holding AG, Registered Shares	(4,009)	(273,816)	35.3
Zehnder Group AG	(2,405)	(177,147)	22.9

		(10,444,757)

United Kingdom
4imprint Group PLC	(1,348)	(78,016)	10.1
Allfunds Group PLC	(88,163)	(586,549)	75.7
Alphawave IP Group PLC	(6,913)	(14,540)	1.9
AO World PLC	(78,183)	(96,949)	12.5
Ascential PLC	(87,772)	(240,382)	31.0
Auction Technology Group PLC	(5,721)	(53,087)	6.8
Bodycote PLC	(13,452)	(119,912)	15.5
Capita PLC	(1,677,607)	(605,472)	78.1
Close Brothers Group PLC	(8,734)	(103,543)	13.4
CNH Industrial NV	(26,146)	(375,457)	48.4
Coats Group PLC	(586,940)	(536,646)	69.2
Craneware PLC	(1,246)	(22,367)	2.9
Crest Nicholson Holdings PLC	(59,916)	(166,790)	21.5
Currys PLC	(419,929)	(291,373)	37.6
Derwent London PLC	(48,267)	(1,335,659)	172.3
Domino’s Pizza Group PLC	(447,051)	(2,016,937)	260.2
Dr Martens PLC	(143,312)	(284,233)	36.7
Elementis PLC	(290,888)	(420,080)	54.2
EMIS Group PLC	(36,774)	(698,167)	90.1
FD Technologies PLC	(3,528)	(82,722)	10.7
Fevertree Drinks PLC	(1,333)	(23,001)	3.0
Finablr PLC	(44,203)	24	(0.0)
GB Group PLC	(49,740)	(162,835)	21.0
Genuit Group PLC	(9,672)	(38,763)	5.0
Grainger PLC	(9,418)	(30,317)	3.9
Great Portland Estates PLC	(57,524)	(321,309)	41.4
Greatland Gold PLC	(2,259,773)	(206,813)	26.7
Hays PLC	(55,898)	(76,946)	9.9
Home Reit PLC	(350,343)	(148,678)	19.2
Ibstock PLC	(12,132)	(23,331)	3.0
Keller Group PLC	(6,908)	(77,215)	10.0
Kier Group PLC	(10,737)	(12,308)	1.6
Liontrust Asset Management PLC	(14,109)	(119,250)	15.4
LXI REIT Plc	(678,353)	(843,244)	108.8
Mobico Group PLC	(35,517)	(42,583)	5.5
Moonpig Group PLC	(103,722)	(243,094)	31.4
NCC Group PLC	(179,292)	(226,372)	29.2
Oxford Nanopore Technologies PLC	(184,218)	(635,160)	81.9
Pagegroup PLC	(516,036)	(2,997,173)	386.6
Petrofac Ltd.	(548,849)	(563,709)	72.7
Playtech PLC	(9,963)	(73,118)	9.4
Rathbones Group PLC	(19,799)	(466,842)	60.2
Reach PLC	(313,690)	(347,517)	44.8
Redrow PLC	(5,733)	(37,965)	4.9
Renewi PLC	(60,976)	(414,895)	53.5
Renishaw PLC	(2,214)	(112,241)	14.5
Restaurant Group PLC	(219,129)	(122,146)	15.7
Shaftesbury Capital PLC	(260,450)	(407,575)	52.6
Spirent Communications PLC	(58,174)	(128,783)	16.6
SSP Group PLC	(41,021)	(132,554)	17.1
Synthomer PLC	(88,616)	(96,637)	12.5
Tyman PLC	(51,616)	(210,033)	27.1

77

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Victrex PLC	(6,603)	$(133,220)	17.2%
Volex PLC	(608)	(2,297)	0.3
Yellow Cake PLC	(273,439)	(1,540,867)	198.8

		(19,147,648)

United States
3D Systems Corp.	(25,941)	(225,946)	29.1
ABM Industries, Inc.	(23,964)	(1,109,054)	143.1
Acadia Realty Trust	(6,642)	(104,346)	13.5
ACI Worldwide, Inc.	(806)	(18,691)	2.4
AdaptHealth Corp., Class A	(17,022)	(233,882)	30.2
Adeia, Inc.	(33,844)	(406,805)	52.5
Adtalem Global Education, Inc.	(4,926)	(213,000)	27.5
ADTRAN Holdings, Inc.	(3,761)	(36,595)	4.7
Advansix, Inc.	(4,774)	(191,485)	24.7
Aehr Test Systems	(3,649)	(190,332)	24.6
AerSale Corp.	(18,486)	(277,475)	35.8
Agiliti, Inc.	(16,181)	(277,828)	35.8
Alamo Group, Inc.	(194)	(37,589)	4.9
Alexander’s, Inc.	(2,010)	(388,674)	50.1
Alkami Technology, Inc.	(28,152)	(475,206)	61.3
Allegiant Travel Co	(7,221)	(893,238)	115.2
Alpha & Omega Semiconductor Ltd.	(3,782)	(124,352)	16.0
Alphatec Holdings, Inc.	(16,306)	(288,127)	37.2
Altus Power, Inc., Class A	(7,621)	(51,899)	6.7
Ambac Financial Group, Inc.	(6,849)	(96,845)	12.5
AMC Networks, Inc.	(9,843)	(124,219)	16.0
Amerant Bancorp, Inc.	(10,660)	(211,281)	27.3
Ameresco, Inc., Class A	(4,853)	(282,493)	36.4
American Eagle Outfitters, Inc.	(56,553)	(794,570)	102.5
American Vanguard Corp.	(1,423)	(25,699)	3.3
America’s Car-Mart, Inc.	(6,984)	(831,934)	107.3
AMERISAFE, Inc.	(5,070)	(264,248)	34.1
Amplitude, Inc., Class A	(4,867)	(56,360)	7.3
Amylyx Pharmaceuticals, Inc.	(5,348)	(125,411)	16.2
ANI Pharmaceuticals, Inc.	(1,051)	(55,230)	7.1
Apollo Commercial Real Estate Finance, Inc.	(23,184)	(273,571)	35.3
Apollo Medical Holdings, Inc.	(2,859)	(104,725)	13.5
Appfolio, Inc., Class A	(1,248)	(225,376)	29.1
Appian Corp., Class A	(17,570)	(905,206)	116.8
ArcBest Corp.	(3,598)	(418,519)	54.0
Arcosa, Inc.	(6,398)	(493,798)	63.7
Ares Commercial Real Estate Corp.	(31,900)	(340,054)	43.9
Arhaus, Inc.	(4,698)	(53,839)	6.9
Arko Corp.	(15,643)	(130,463)	16.8
ARMOUR Residential REIT, Inc.	(62,703)	(320,412)	41.3
Array Technologies, Inc.	(13,029)	(248,202)	32.0
Artesian Resources Corp., Class A	(2,173)	(99,002)	12.8
Artisan Partners Asset Management, Inc., Class A	(386)	(16,015)	2.1
Astronics Corp.	(1,001)	(21,001)	2.7
Atlanta Braves Holdings, Inc., Class C	(10,921)	(444,703)	57.4
Atlantic Union Bankshares Corp.	(15,279)	(488,622)	63.0
Atlas Energy Solutions, Inc., Class A	(30,866)	(609,603)	78.6
Avanos Medical, Inc.	(10,666)	(260,997)	33.7
AvePoint, Inc.	(32,429)	(201,060)	25.9
Avid Technology, Inc.	(2,286)	(54,498)	7.0
Avient Corp.	(2,995)	(121,387)	15.7
Axsome Therapeutics, Inc.	(1,634)	(128,220)	16.5
Azenta, Inc.	(924)	(43,410)	5.6
Babcock & Wilcox Enterprises, Inc.	(72,972)	(399,887)	51.6

Security	Shares	Value	% of Basket Value

United States (continued)
Balchem Corp.	(5,708)	$(769,096)	99.2%
BancFirst Corp.	(5,426)	(542,057)	69.9
Bank First Corp.	(2,558)	(226,025)	29.2
Banner Corp.	(2,595)	(123,548)	15.9
Barnes Group, Inc.	(18,754)	(737,032)	95.1
Barrett Business Services, Inc.	(1,435)	(130,198)	16.8
Beauty Health Co	(4,246)	(35,199)	4.5
Belden, Inc.	(1,033)	(99,829)	12.9
BioLife Solutions, Inc.	(6,439)	(128,007)	16.5
Blackbaud, Inc.	(5,247)	(395,886)	51.1
Bloomin’ Brands, Inc.	(1,333)	(35,818)	4.6
Blue Bird Corp.	(2,072)	(43,388)	5.6
BlueLinx Holdings, Inc.	(1,159)	(109,224)	14.1
Boot Barn Holdings, Inc.	(8,993)	(844,443)	108.9
Boston Omaha Corp., Class A	(16,234)	(316,888)	40.9
Bowman Consulting Group Ltd., Class A	(343)	(11,885)	1.5
Braze, Inc., Class A	(349)	(15,866)	2.0
Brightsphere Investment Group, Inc.	(19,080)	(406,022)	52.4
BrightSpire Capital, Inc., Class A	(28,899)	(212,697)	27.4
Brinker International, Inc.	(13,476)	(529,337)	68.3
Broadstone Net Lease, Inc.	(14,194)	(231,362)	29.8
Brookline Bancorp, Inc.	(3,289)	(35,127)	4.5
BRP Group, Inc., Class A	(19,719)	(491,200)	63.4
Buckle, Inc.	(14,410)	(526,830)	68.0
Business First Bancshares, Inc.	(1,184)	(24,213)	3.1
Cactus, Inc., Class A	(10,953)	(556,193)	71.8
Cadre Holdings, Inc.	(611)	(14,218)	1.8
Calavo Growers, Inc.	(9,191)	(346,776)	44.7
California Resources Corp.	(5,641)	(300,947)	38.8
California Water Service Group	(18,491)	(980,393)	126.5
Cal-Maine Foods, Inc.	(4,462)	(206,100)	26.6
Capitol Federal Financial, Inc.	(27,430)	(181,861)	23.5
Carriage Services, Inc., Class A	(6,835)	(221,249)	28.5
Carter’s, Inc.	(18,835)	(1,412,813)	182.3
Casella Waste Systems, Inc., Class A	(18,367)	(1,482,033)	191.2
Cass Information Systems, Inc.	(13,462)	(510,883)	65.9
Cassava Sciences, Inc.	(541)	(11,891)	1.5
Cathay General Bancorp	(8,312)	(316,188)	40.8
Cavco Industries, Inc.	(966)	(285,598)	36.8
CBIZ, Inc.	(12,525)	(662,447)	85.5
CBL & Associates Properties, Inc.	(8,932)	(194,450)	25.1
CCC Intelligent Solutions Holdings, Inc.	(68,294)	(752,600)	97.1
Centerspace	(5,752)	(357,372)	46.1
Centrus Energy Corp., Class A	(11,026)	(414,578)	53.5
Certara, Inc.	(11,710)	(227,994)	29.4
Chesapeake Utilities Corp.	(2,658)	(314,282)	40.5
City Holding Co	(3,489)	(345,097)	44.5
Claros Mortgage Trust, Inc.	(1,686)	(20,772)	2.7
Clarus Corp.	(14,825)	(131,943)	17.0
Cleanspark, Inc.	(2,816)	(16,924)	2.2
Clearfield, Inc.	(16,920)	(790,841)	102.0
Clearwater Analytics Holdings, Inc., Class A	(5,701)	(98,228)	12.7
CNB Financial Corp.	(1,078)	(20,978)	2.7
Coastal Financial Corp.	(930)	(42,008)	5.4
Cogent Communications Holdings, Inc.	(18,332)	(1,122,652)	144.8
Collegium Pharmaceutical, Inc.	(4,476)	(101,874)	13.1
Columbia Financial, Inc.	(15,769)	(275,642)	35.6
Columbus McKinnon Corp.	(6,026)	(255,141)	32.9
Commerce Bancshares, Inc.	(7,050)	(374,919)	48.4
Community Bank System, Inc.	(14,485)	(779,728)	100.6
Community Healthcare Trust, Inc.	(20,063)	(707,020)	91.2

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Community Trust Bancorp, Inc.	(3,342)	$(128,266)	16.5%
Conduent, Inc.	(76,533)	(264,804)	34.2
CONMED Corp.	(885)	(107,129)	13.8
Consensus Cloud Solutions, Inc.	(14,868)	(481,872)	62.2
Core Laboratories, Inc.	(164)	(4,262)	0.6
CoreCivic, Inc.	(7,194)	(69,782)	9.0
Corporate Office Properties Trust	(66,647)	(1,732,822)	223.5
Couchbase, Inc.	(22,879)	(381,851)	49.3
Coursera, Inc.	(14,902)	(233,812)	30.2
Cracker Barrel Old Country Store, Inc.	(4,199)	(391,347)	50.5
Credo Technology Group Holding Ltd.	(36,376)	(617,301)	79.6
Cross Country Healthcare, Inc.	(15,576)	(401,861)	51.8
CTS Corp.	(3,545)	(158,213)	20.4
Cushman & Wakefield PLC	(35,872)	(352,622)	45.5
Cymabay Therapeutics, Inc.	(6,522)	(85,112)	11.0
Cytek Biosciences, Inc.	(36,387)	(326,028)	42.1
Definitive Healthcare Corp., Class A	(8,235)	(97,420)	12.6
Denny’s Corp.	(1,102)	(12,960)	1.7
Digitalbridge Group, Inc.	(22,558)	(361,379)	46.6
Dine Brands Global, Inc.	(16,868)	(1,017,478)	131.3
Diversified Energy Co. PLC	(88,230)	(107,725)	13.9
DocGo, Inc.	(38,173)	(320,271)	41.3
Donnelley Financial Solutions, Inc.	(2,557)	(120,946)	15.6
Dorman Products, Inc.	(3,168)	(268,298)	34.6
Douglas Dynamics, Inc.	(6,262)	(194,435)	25.1
Douglas Emmett, Inc.	(53,963)	(793,256)	102.3
Driven Brands Holdings, Inc.	(1,934)	(50,033)	6.5
Ducommun, Inc.	(7,491)	(375,599)	48.5
Dynex Capital, Inc.	(75,638)	(987,076)	127.3
E2open Parent Holdings, Inc.	(96,484)	(496,893)	64.1
Eagle Bulk Shipping, Inc.	(10,393)	(480,053)	61.9
Eastern Bankshares, Inc.	(3,337)	(47,118)	6.1
Ebix, Inc.	(10,953)	(339,105)	43.7
Ecovyst, Inc.	(2,104)	(25,858)	3.3
Embecta Corp.	(32,479)	(693,102)	89.4
Empire State Realty Trust, Inc.	(53,738)	(480,955)	62.0
Encore Capital Group, Inc.	(8,967)	(479,735)	61.9
Energy Recovery, Inc.	(3,995)	(121,768)	15.7
Enhabit, Inc.	(15,088)	(207,158)	26.7
Enovix Corp.	(25,385)	(546,285)	70.5
EnPro Industries, Inc.	(4,214)	(584,819)	75.4
Enstar Group Ltd.	(1,669)	(427,064)	55.1
Enterprise Financial Services Corp.	(1,019)	(41,779)	5.4
EPR Properties	(9,101)	(406,269)	52.4
Equity Commonwealth	(9,860)	(193,157)	24.9
Esab Corp.	(1,281)	(88,005)	11.4
Evolent Health, Inc., Class A	(565)	(17,170)	2.2
Evolv Technologies Holdings, Inc.	(78,476)	(516,372)	66.6
EW Scripps Co., Class A	(5,614)	(55,354)	7.1
Expro Group Holdings NV	(14,727)	(326,792)	42.2
Farmers National Banc Corp.	(28,694)	(394,543)	50.9
Farmland Partners, Inc.	(19,246)	(221,137)	28.5
Fastly, Inc., Class A	(10,781)	(198,047)	25.6
Federal Agricultural Mortgage Corp., Class C	(1,526)	(245,305)	31.6
Figs, Inc., Class A	(14,042)	(103,349)	13.3
First Advantage Corp.	(18,850)	(282,750)	36.5
First Bancorp/Southern Pines NC	(31,199)	(1,032,063)	133.1
First Bancshares, Inc.	(3,269)	(102,352)	13.2
First Commonwealth Financial Corp.	(24,760)	(357,534)	46.1
First Financial Bankshares, Inc.	(7,757)	(252,801)	32.6
First Merchants Corp.	(14,688)	(471,779)	60.9
FirstCash Holdings, Inc.	(3,377)	(321,761)	41.5

Security	Shares	Value	% of Basket Value

United States (continued)
Flywire Corp.	(8,730)	$(298,042)	38.5%
Foot Locker, Inc.	(6,659)	(178,927)	23.1
Forward Air Corp.	(6,135)	(729,083)	94.1
Four Corners Property Trust, Inc.	(21,456)	(564,293)	72.8
Franklin BSP Realty Trust, Inc.	(7,316)	(104,619)	13.5
Freshpet, Inc.	(6,482)	(476,686)	61.5
Frontier Group Holdings, Inc.	(8,937)	(83,114)	10.7
Funko, Inc., Class A	(42,556)	(347,257)	44.8
FutureFuel Corp.	(4,370)	(42,476)	5.5
German American Bancorp, Inc.	(3,817)	(112,449)	14.5
Gladstone Commercial Corp.	(12,617)	(167,806)	21.6
Glaukos Corp.	(5,129)	(395,651)	51.0
Global Medical REIT, Inc.	(15,869)	(157,103)	20.3
Global Net Lease, Inc.	(67,513)	(721,714)	93.1
Gogo, Inc.	(6,259)	(94,323)	12.2
Golden Entertainment, Inc.	(645)	(27,309)	3.5
GrafTech International Ltd.	(93,291)	(492,576)	63.5
Graham Holdings Co	(910)	(533,943)	68.9
Grand Canyon Education, Inc.	(362)	(39,295)	5.1
Granite Construction, Inc.	(13,249)	(542,282)	70.0
Great Southern Bancorp, Inc.	(2,655)	(146,901)	19.0
Greenbrier Cos, Inc.	(3,832)	(177,000)	22.8
Grid Dynamics Holdings, Inc.	(13,494)	(140,607)	18.1
Hagerty, Inc.	(10,656)	(94,092)	12.1
Harrow Health, Inc.	(7,454)	(164,584)	21.2
Hawaiian Electric Industries, Inc.	(38,908)	(1,493,678)	192.7
Hawkins, Inc.	(2,596)	(121,363)	15.7
Hayward Holdings, Inc.	(32,625)	(435,870)	56.2
Hecla Mining Co	(33,253)	(191,537)	24.7
Helios Technologies, Inc.	(5,189)	(327,945)	42.3
Heritage Commerce Corp.	(11,986)	(115,066)	14.8
Hibbett, Inc.	(41,624)	(1,931,354)	249.2
Hillenbrand, Inc.	(10,948)	(568,639)	73.4
Hillman Solutions Corp.	(25,161)	(247,584)	31.9
Hippo Holdings, Inc.	(5,210)	(89,612)	11.6
HireRight Holdings Corp.	(16,586)	(177,636)	22.9
HNI Corp.	(4,979)	(144,839)	18.7
Home BancShares, Inc./AR	(69,266)	(1,683,856)	217.2
Hostess Brands, Inc., Class A	(10,375)	(249,415)	32.2
Howard Hughes Corp.	(3,967)	(334,934)	43.2
Hyster-Yale Materials Handling, Inc.	(2,719)	(129,859)	16.8
Ichor Holdings Ltd.	(22,562)	(873,601)	112.7
IMAX Corp.	(19,988)	(367,979)	47.5
Immunovant, Inc.	(18,901)	(431,510)	55.7
Impinj, Inc.	(2,102)	(140,035)	18.1
Independent Bank Corp.	(2,457)	(148,034)	19.1
Ingevity Corp.	(1,621)	(103,776)	13.4
Ingles Markets, Inc.	(16,920)	(1,434,816)	185.1
Inspired Entertainment, Inc.	(1,086)	(13,673)	1.8
Installed Building Products, Inc.	(1,514)	(224,102)	28.9
Insteel Industries, Inc.	(4,049)	(130,580)	16.8
Integer Holdings Corp.	(3,801)	(351,516)	45.3
Integra LifeSciences Holdings Corp.	(8,268)	(375,946)	48.5
InterDigital, Inc.	(5,114)	(474,017)	61.2
International Bancshares Corp.	(3,105)	(154,132)	19.9
Intrepid Potash, Inc.	(2,356)	(64,790)	8.4
InvenTrust Properties Corp.	(25,073)	(610,277)	78.7
IonQ, Inc.	(43,315)	(833,814)	107.6
Ivanhoe Electric, Inc. / US	(1,831)	(29,772)	3.8
J & J Snack Foods Corp.	(2,480)	(397,594)	51.3
Jack in the Box, Inc.	(11,489)	(1,142,121)	147.3
Jackson Financial, Inc.	(1,502)	(49,596)	6.4

79

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
JBG SMITH Properties	(16,716)	$(279,659)	36.1%
John B Sanfilippo & Son, Inc.	(2,008)	(218,691)	28.2
John Bean Technologies Corp.	(1,441)	(178,122)	23.0
John Wiley & Sons, Inc.	(31,216)	(1,068,524)	137.8
Kennedy-Wilson Holdings, Inc.	(1,782)	(29,403)	3.8
Kinetik Holdings, Inc., Class A	(3,918)	(141,048)	18.2
KKR Real Estate Finance Trust, Inc.	(54,706)	(681,637)	87.9
Kronos Worldwide, Inc.	(8,611)	(80,513)	10.4
Kura Sushi USA, Inc., Class A	(7,822)	(778,367)	100.4
Lakeland Bancorp, Inc.	(15,549)	(234,945)	30.3
Lakeland Financial Corp.	(1,115)	(61,816)	8.0
La-Z-Boy, Inc.	(541)	(16,971)	2.2
LCI Industries	(6,204)	(845,419)	109.1
Leonardo DRS, Inc.	(40,745)	(680,034)	87.7
Leslie’s, Inc.	(54,748)	(348,745)	45.0
LGI Homes, Inc.	(790)	(109,613)	14.1
Liberty Energy, Inc., Class A	(35,396)	(582,972)	75.2
Life Time Group Holdings, Inc.	(23,857)	(431,573)	55.7
Lightwave Logic, Inc.	(16,605)	(111,586)	14.4
Lindsay Corp.	(478)	(63,349)	8.2
LTC Properties, Inc.	(21,207)	(711,707)	91.8
Luminar Technologies, Inc., Class A	(23,814)	(176,224)	22.7
Madison Square Garden Entertainment Corp.,
Class A	(5,586)	(194,616)	25.1
Marcus & Millichap, Inc.	(4,600)	(168,728)	21.8
Marcus Corp.	(6,114)	(95,378)	12.3
Marten Transport Ltd.	(896)	(20,303)	2.6
Masonite International Corp.	(3,123)	(326,510)	42.1
Masterbrand, Inc.	(53,285)	(658,070)	84.9
Materion Corp.	(1,962)	(233,753)	30.2
Mativ Holdings, Inc.	(861)	(13,552)	1.7
Matthews International Corp.	(22,250)	(1,021,275)	131.8
MaxCyte, Inc.	(3,944)	(17,630)	2.3
MBIA, Inc.	(17,665)	(154,392)	19.9
MDU Resources Group, Inc.	(44,167)	(976,974)	126.0
MediaAlpha, Inc., Class A	(2,952)	(29,933)	3.9
MeridianLink, Inc.	(16,182)	(361,506)	46.6
Mesa Laboratories, Inc.	(2,460)	(316,504)	40.8
Metropolitan Bank Holding Corp.	(2,219)	(100,499)	13.0
MFA Financial, Inc.	(1,634)	(18,399)	2.4
MGE Energy, Inc.	(858)	(68,846)	8.9
Middlesex Water Co.	(5,759)	(463,139)	59.7
Mission Produce, Inc.	(25,466)	(295,915)	38.2
Mitek Systems, Inc.	(1,250)	(12,763)	1.6
Monarch Casino & Resort, Inc.	(163)	(11,299)	1.5
Monro, Inc.	(7,916)	(290,121)	37.4
Montauk Renewables, Inc.	(14,426)	(126,228)	16.3
Montrose Environmental Group, Inc.	(7,062)	(285,799)	36.9
Movado Group, Inc.	(12,224)	(350,829)	45.3
Mueller Water Products, Inc., Class A	(71,984)	(1,158,223)	149.4
National Bank Holdings Corp., Class A	(900)	(30,924)	4.0
National Presto Industries, Inc.	(7,091)	(555,296)	71.6
National Western Life Group, Inc.	(989)	(417,032)	53.8
Navitas Semiconductor Corp., Class A	(23,713)	(250,884)	32.4
NBT Bancorp, Inc.	(8,290)	(308,388)	39.8
nCino, Inc.	(17,591)	(569,069)	73.4
Nelnet, Inc., Class A	(10,900)	(1,075,612)	138.8
NeoGenomics, Inc.	(3,185)	(55,196)	7.1
NETSTREIT Corp.	(49,942)	(893,462)	115.3
Newmark Group, Inc.	(10,959)	(75,836)	9.8
NextDecade Corp.	(32,185)	(179,270)	23.1
Nicolet Bankshares, Inc.	(7,450)	(623,192)	80.4

Security	Shares	Value	% of Basket Value

United States (continued)
nLight, Inc.	(23,068)	$(332,179)	42.9%
Northern Oil and Gas, Inc.	(27,308)	(1,075,116)	138.7
Northfield Bancorp, Inc.	(15,418)	(187,791)	24.2
Northwest Bancshares, Inc.	(39,754)	(491,359)	63.4
NorthWestern Corp.	(27,612)	(1,559,250)	201.2
Nu Skin Enterprises, Inc., Class A	(4,336)	(127,435)	16.4
NuScale Power Corp.	(34,000)	(257,720)	33.2
NV5 Global, Inc.	(3,806)	(416,947)	53.8
Office Properties, Inc.ome Trust	(16,680)	(128,436)	16.6
Omnicell, Inc.	(3,695)	(233,339)	30.1
One Liberty Properties, Inc.	(6,738)	(137,657)	17.8
OneSpan, Inc.	(15,195)	(208,779)	26.9
Open Lending Corp.	(26,667)	(301,070)	38.8
OraSure Technologies, Inc.	(21,598)	(101,943)	13.2
Origin Bancorp, Inc.	(10,161)	(331,249)	42.7
Orthofix Medical, Inc.	(5,578)	(109,831)	14.2
OrthoPediatrics Corp.	(5,826)	(243,236)	31.4
Otter Tail Corp.	(8,815)	(714,103)	92.1
Outset Medical, Inc.	(9,887)	(203,474)	26.3
Papa John’s International, Inc.	(5,239)	(433,265)	55.9
Par Pacific Holdings, Inc.	(7,081)	(222,910)	28.8
Paramount Group, Inc.	(38,467)	(201,567)	26.0
Park National Corp.	(982)	(109,513)	14.1
Parsons Corp.	(3,701)	(182,903)	23.6
Pathward Financial, Inc.	(333)	(17,303)	2.2
Patrick Industries, Inc.	(5,626)	(486,930)	62.8
Paycor HCM, Inc.	(21,835)	(586,488)	75.7
Peapack-Gladstone Financial Corp.	(4,786)	(139,895)	18.0
Pediatrix Medical Group, Inc.	(2,356)	(32,348)	4.2
PennyMac Financial Services, Inc.	(2,159)	(162,422)	21.0
PennyMac Mortgage Investment Trust	(30,523)	(390,084)	50.3
Perella Weinberg Partners, Class A	(18,883)	(186,564)	24.1
Perficient, Inc.	(6,458)	(411,956)	53.1
Phathom Pharmaceuticals, Inc.	(20,230)	(307,698)	39.7
Phillips Edison & Co., Inc.	(44,243)	(1,562,220)	201.5
Physicians Realty Trust	(87,351)	(1,287,554)	166.1
Piedmont Office Realty Trust, Inc.	(84,778)	(630,748)	81.4
Piper Sandler Cos	(2,207)	(323,017)	41.7
Pitney Bowes, Inc.	(72,621)	(286,127)	36.9
PJT Partners, Inc.	(1,332)	(105,641)	13.6
Planet Labs PBC	(62,662)	(233,103)	30.1
Plexus Corp.	(15,548)	(1,531,323)	197.6
Pliant Therapeutics, Inc.	(5,783)	(103,169)	13.3
Plymouth Industrial REIT, Inc.	(26,420)	(601,583)	77.6
PolyPeptide Group AG	(12,506)	(298,441)	38.5
Portillo’s, Inc., Class A	(7,252)	(167,159)	21.6
PotlatchDeltic Corp.	(14,252)	(764,335)	98.6
PowerSchool Holdings, Inc., Class A	(16,038)	(387,638)	50.0
PRA Group, Inc.	(10,775)	(257,092)	33.2
Premier, Inc., Class A	(12,223)	(339,188)	43.8
PROCEPT BioRobotics Corp.	(11,245)	(387,278)	50.0
ProFrac Holding Corp.	(27,332)	(351,763)	45.4
ProPetro Holding Corp.	(11,722)	(122,378)	15.8
Provident Financial Services, Inc.	(6,415)	(118,934)	15.3
PubMatic, Inc.	(9,848)	(196,862)	25.4
Pulmonx Corp.	(21,671)	(303,394)	39.1
PureCycle Technologies, Inc.	(48,753)	(577,236)	74.5
QIAGEN NV	(11,619)	(544,002)	70.2
Quanterix Corp.	(2,042)	(50,723)	6.5
RadNet, Inc.	(2,404)	(79,524)	10.3
Ramaco Resources, Inc.	(4,932)	(45,374)	5.9
Ranpak Holdings Corp., Class A	(7,901)	(50,645)	6.5

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Rayonier, Inc.	(14,840)	$(491,501)	63.4%
Ready Capital Corp.	(76,426)	(884,249)	114.1
REC Silicon ASA	(77,581)	(133,524)	17.2
Red Rock Resorts, Inc.	(2,112)	(102,432)	13.2
Redwood Trust, Inc.	(6,021)	(45,338)	5.8
Reliance Worldwide Corp. Ltd.	(129,558)	(373,383)	48.2
Renasant Corp.	(2,691)	(83,260)	10.7
Resideo Technologies, Inc.	(8,209)	(153,672)	19.8
Resources Connection, Inc.	(39,897)	(637,554)	82.2
Revance Therapeutics, Inc.	(896)	(21,172)	2.7
Reynolds Consumer Products, Inc.	(1,252)	(34,655)	4.5
Rimini Street, Inc.	(26,656)	(72,504)	9.4
Rocket Lab USA, Inc.	(106,371)	(783,954)	101.1
Roivant Sciences Ltd.	(49,449)	(592,399)	76.4
RXO, Inc.	(25,037)	(552,066)	71.2
RxSight, Inc.	(729)	(24,327)	3.1
S&T Bancorp, Inc.	(10,427)	(329,285)	42.5
Sabre Corp.	(32,265)	(132,287)	17.1
Safety Insurance Group, Inc.	(9,584)	(690,048)	89.0
Sally Beauty Holdings, Inc.	(948)	(11,348)	1.5
Saul Centers, Inc.	(350)	(13,493)	1.7
Scholastic Corp.	(13,622)	(588,334)	75.9
Schrodinger, Inc.	(12,885)	(674,014)	87.0
Seacoast Banking Corp. of Florida	(7,713)	(190,588)	24.6
Select Water Solutions, Inc.	(41,634)	(350,142)	45.2
Sensient Technologies Corp.	(2,468)	(158,051)	20.4
Shenandoah Telecommunications Co.	(10,623)	(198,331)	25.6
Shoe Carnival, Inc.	(5,294)	(140,873)	18.2
Silgan Holdings, Inc.	(36,357)	(1,594,254)	205.7
SilverBow Resources, Inc.	(1,315)	(47,090)	6.1
Simmons First National Corp., Class A	(17,545)	(354,234)	45.7
Simply Good Foods Co.	(25,690)	(994,460)	128.3
SITE Centers Corp.	(61,503)	(864,117)	111.5
SiTime Corp.	(5,018)	(647,372)	83.5
Six Flags Entertainment Corp.	(19,009)	(454,315)	58.6
SJW Group	(10,784)	(759,841)	98.0
Skyward Specialty Insurance Group, Inc.	(8,463)	(200,488)	25.9
Sotera Health Co.	(3,887)	(73,775)	9.5
SoundThinking, Inc.	(589)	(13,382)	1.7
Southside Bancshares, Inc.	(2,828)	(93,918)	12.1
SP Plus Corp.	(598)	(22,993)	3.0
Spectrum Brands Holdings, Inc.	(11,177)	(876,389)	113.1
Spirit AeroSystems Holdings, Inc., Class A	(12,700)	(404,114)	52.1
St Joe Co	(9,268)	(588,333)	75.9
Standex International Corp.	(592)	(87,953)	11.3
Stellar Bancorp, Inc.	(17,947)	(446,162)	57.6
Stem, Inc.	(36,299)	(256,634)	33.1
Stepan Co.	(1,912)	(183,208)	23.6
StepStone Group, Inc., Class A	(8,863)	(248,784)	32.1
Stericycle, Inc.	(12,919)	(548,928)	70.8
Steven Madden Ltd.	(15,277)	(509,946)	65.8
Stock Yards Bancorp, Inc.	(7,135)	(341,124)	44.0
Stoneridge, Inc.	(1,126)	(23,015)	3.0
Stride, Inc.	(4,093)	(156,394)	20.2
SunCoke Energy, Inc.	(3,030)	(26,906)	3.5
Sunstone Hotel Investors, Inc.	(16,352)	(166,627)	21.5
Sylvamo Corp.	(598)	(29,344)	3.8
Talos Energy, Inc.	(2,180)	(34,880)	4.5
Tanger Factory Outlet Centers, Inc.	(13,482)	(315,614)	40.7
TFS Financial Corp.	(41,632)	(604,080)	77.9
Tidewater, Inc.	(9,234)	(582,758)	75.2

Security	Shares	Value	% of Basket Value

United States (continued)
TimkenSteel Corp.	(4,171)	$(97,184)	12.5%
Towne Bank/Portsmouth VA	(13,378)	(338,196)	43.6
TPG, Inc.	(22,359)	(658,025)	84.9
TPI Composites, Inc.	(26,160)	(155,390)	20.0
Traeger, Inc.	(152,660)	(680,864)	87.8
TransMedics Group, Inc.	(5,240)	(488,263)	63.0
TreeHouse Foods, Inc.	(7,333)	(378,456)	48.8
TriCo Bancshares	(2,433)	(90,946)	11.7
TriMas Corp.	(1,626)	(41,886)	5.4
Triumph Financial, Inc.	(3,063)	(217,197)	28.0
Triumph Group, Inc.	(14,654)	(185,373)	23.9
Tronox Holdings PLC	(21,166)	(281,296)	36.3
TrueBlue, Inc.	(9,762)	(145,942)	18.8
TrustCo Bank Corp. NY	(5,533)	(168,148)	21.7
TTM Technologies, Inc.	(19,797)	(284,285)	36.7
Udemy, Inc.	(5,042)	(59,546)	7.7
UFP Technologies, Inc.	(1,802)	(350,786)	45.3
Ultra Clean Holdings, Inc.	(18,225)	(694,372)	89.6
UniFirst Corp.	(5,641)	(915,534)	118.1
United Bankshares, Inc.	(7,500)	(250,800)	32.4
United Community Banks, Inc.	(11,445)	(332,706)	42.9
United Natural Foods, Inc.	(10,707)	(222,706)	28.7
Uniti Group, Inc.	(24,393)	(136,113)	17.6
Universal Corp.	(3,901)	(197,274)	25.5
Universal Health Realty, Inc.ome Trust	(8,613)	(411,098)	53.0
Universal Logistics Holdings, Inc.	(353)	(10,975)	1.4
Upbound Group, Inc.	(18,383)	(636,603)	82.1
Urban Edge Properties	(18,837)	(320,417)	41.3
Urstadt Biddle Properties, Inc., Class A	(37,609)	(852,972)	110.0
VAALCO Energy, Inc.	(17,956)	(79,904)	10.3
Ventyx Biosciences, Inc.	(6,809)	(252,273)	32.5
Veris Residential, Inc.	(68,571)	(1,280,906)	165.2
Veritiv Corp.	(572)	(80,154)	10.3
Vertex Energy, Inc.	(39,070)	(205,899)	26.6
Viad Corp.	(1,986)	(56,025)	7.2
Viavi Solutions, Inc.	(16,991)	(184,692)	23.8
Victoria’s Secret & Co.	(13,252)	(271,533)	35.0
Victory Capital Holdings, Inc., Class A	(2,504)	(83,033)	10.7
Virgin Galactic Holdings, Inc.	(83,285)	(356,460)	46.0
Virtus Investment Partners, Inc.	(314)	(64,599)	8.3
Vishay Intertechnology, Inc.	(52,781)	(1,485,785)	191.7
Vista Outdoor, Inc.	(17,630)	(534,189)	68.9
Vital Energy, Inc.	(391)	(20,637)	2.7
Vivid Seats, Inc., Class A	(10,484)	(87,332)	11.3
Vobile Group Ltd.	(525,000)	(183,244)	23.6
VSE Corp.	(3,138)	(168,668)	21.8
Walker & Dunlop, Inc.	(13,543)	(1,232,142)	159.0
Warrior Met Coal, Inc.	(11,359)	(502,636)	64.8
Washington Federal, Inc.	(16,454)	(510,732)	65.9
WD-40 Co.	(1,866)	(428,247)	55.2
Westamerica BanCorp	(6,601)	(324,703)	41.9
White Mountains Insurance Group Ltd.	(914)	(1,413,976)	182.4
WideOpenWest, Inc.	(5,356)	(44,133)	5.7
WW International, Inc.	(4,157)	(48,429)	6.2
Xenia Hotels & Resorts, Inc.	(22,255)	(282,639)	36.5
XPEL, Inc.	(4,129)	(335,399)	43.3
Xperi, Inc.	(13,384)	(175,598)	22.7
Xponential Fitness, Inc., Class A	(6,732)	(142,180)	18.3

81

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Yelp, Inc., Class A	(4,317)	$(194,481)	25.1%
York Water Co.	(3,629)	(149,987)	19.4

		(166,274,044)

Investment Companies

United Kingdom
Hipgnosis Songs Fund Ltd.	(17,918)	(18,004)	2.3

Preferred Stocks

Germany
Jungheinrich AG	(5,058)	(193,362)	24.9

Warrants

Australia
Pointsbet Holdings Ltd., (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	(9,593)	(0)	0.0

Canada
Logan Energy Corp., (Issued 06/30/23, Expires 08/21/23, Strike Price CAD 0.35)	(61,635)	(35,517)	4.6

Total Reference Entity — Short		(353,119,360)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(775,159)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination 08/19/2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	38,089	$315,535	(31.9)%
Aristocrat Leisure Ltd.	23,252	624,901	(63.1)
Bank of Queensland Ltd.	294,030	1,212,793	(122.5)
Beach Energy Ltd.	102,807	113,715	(11.5)
Charter Hall Group	73,647	576,520	(58.2)
Cochlear Ltd.	342	55,812	(5.6)
Coles Group Ltd.	1,691	20,679	(2.1)
Domino’s Pizza Enterprises Ltd.	638	21,108	(2.1)
Flight Centre Travel Group Ltd.	13,716	218,772	(22.1)
GPT Group	79,604	236,249	(23.9)
IDP Education Ltd.	13,052	221,855	(22.4)
Macquarie Group Ltd.	8,386	1,003,901	(101.4)
Mineral Resources Ltd.	6,086	298,698	(30.2)
Mirvac Group	70,204	112,403	(11.4)
Qantas Airways Ltd.	19,412	85,298	(8.6)
SEEK Ltd.	23,114	393,526	(39.7)
Steadfast Group Ltd.	57,735	230,066	(23.2)
Treasury Wine Estates Ltd.	80,964	622,203	(62.8)
Vicinity Ltd.	70,660	95,389	(9.6)

Security	Shares	Value	% of Basket Value

Australia (continued)
WiseTech Global Ltd.	4,197	$245,932	(24.8)%
Worley Ltd.	13,273	157,719	(15.9)

		6,863,074

Austria
BAWAG Group AG	709	35,183	(3.6)
Raiffeisen Bank International AG	2,098	34,683	(3.5)

		69,866

Belgium
D’ieteren Group	122	21,499	(2.2)
Elia Group SA/NV	438	55,133	(5.6)
Euronav NV	57,246	945,131	(95.4)
Sofina SA	2,868	695,532	(70.2)
Solvay SA	15,512	1,901,587	(192.0)
Umicore SA	759	22,536	(2.3)
Warehouses De Pauw CVA	28,330	855,361	(86.4)

		4,496,779

Brazil
MercadoLibre, Inc.	33	40,856	(4.1)

Canada
Birchcliff Energy Ltd.	10,439	62,359	(6.3)
Bombardier, Inc., Class B	7,651	382,814	(38.7)
Canada Goose Holdings, Inc.	24,978	455,599	(46.0)
Canadian Imperial Bank of Commerce	27,779	1,220,077	(123.2)
Canadian National Railway Co	3,291	399,175	(40.3)
Canadian Natural Resources Ltd.	10,107	613,947	(62.0)
Canadian Utilities Ltd., Class A	1,316	32,731	(3.3)
CGI, Inc.	6,968	707,800	(71.5)
Constellation Software, Inc.	12	25,384	(2.6)
Crescent Point Energy Corp.	47,181	382,359	(38.6)
Descartes Systems Group, Inc.	2,702	210,707	(21.3)
Element Fleet Management Corp.	15,630	252,018	(25.5)
Emera, Inc.	18,059	732,304	(73.9)
Enbridge, Inc.	17,844	656,211	(66.3)
Enerplus Corp.	48,599	812,642	(82.1)
First Majestic Silver Corp.	36,233	241,710	(24.4)
FirstService Corp.	3,181	497,976	(50.3)
GFL Environmental, Inc.	4,957	169,204	(17.1)
Gibson Energy, Inc.	6,153	99,818	(10.1)
Gildan Activewear, Inc.	54,551	1,695,480	(171.2)
Imperial Oil Ltd.	8,569	461,482	(46.6)
Ivanhoe Mines Ltd., Class A	20,003	211,994	(21.4)
Lithium Americas Corp.	11,011	222,195	(22.4)
Magna International, Inc.	4,670	300,683	(30.4)
MEG Energy Corp.	12,807	227,814	(23.0)
Methanex Corp.	5,846	263,379	(26.6)
Northland Power, Inc.	2,265	43,800	(4.4)
NuVista Energy Ltd.	17,357	149,871	(15.1)
Pan American Silver Corp.	16,373	277,036	(28.0)
RioCan REIT	10,078	153,178	(15.5)
Stantec, Inc.	4,901	331,773	(33.5)
TC Energy Corp.	6,580	235,997	(23.8)
TELUS Corp.	18,362	326,829	(33.0)
TFI International, Inc.	1,022	131,132	(13.2)
Thomson Reuters Corp.	215	29,056	(2.9)
Tourmaline Oil Corp.	8,783	455,021	(45.9)
TransAlta Corp.	22,891	233,399	(23.6)

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Vermilion Energy, Inc.	6,639	$92,441	(9.3)%
West Fraser Timber Co. Ltd.	1,797	151,342	(15.3)

		13,948,737

Chile
Lundin Mining Corp.	2,815	25,160	(2.5)

China
Budweiser Brewing Co. APAC Ltd.	189,400	461,151	(46.6)
SITC International Holdings Co. Ltd.	72,000	157,507	(15.9)

		618,658

Denmark
Genmab A/S	223	93,939	(9.5)
H Lundbeck A/S	11,703	59,341	(6.0)
ISS A/S	809	16,546	(1.7)
Jyske Bank A/S, Registered Shares	2,802	215,770	(21.8)
Novo Nordisk A/S	609	100,403	(10.1)
Novozymes A/S, B Shares	14,316	733,941	(74.1)

		1,219,940

Finland
Outokumpu OYJ	44,878	237,584	(24.0)
Wartsila OYJ Abp	26,049	333,938	(33.7)

		571,522

France
Accor SA	27,002	1,041,476	(105.2)
Aeroports de Paris	617	87,174	(8.8)
Air France-KLM	74,237	129,836	(13.1)
AXA SA	47,584	1,485,855	(150.0)
Carrefour SA	218,892	4,460,204	(450.4)
Cie de Saint-Gobain	3,248	224,299	(22.7)
Credit Agricole SA	11,054	140,219	(14.2)
Dassault Aviation SA	711	141,340	(14.3)
Engie SA	283,149	4,730,708	(477.7)
Gaztransport Et Technigaz SA	1,844	229,199	(23.2)
Getlink SE	22,173	398,364	(40.2)
Hermes International	924	2,088,786	(210.9)
Legrand SA	288	29,027	(2.9)
Orange SA	25,715	291,109	(29.4)
Pernod Ricard SA	330	73,541	(7.4)
Renault SA	4,207	188,722	(19.1)
Rexel SA	9,798	238,662	(24.1)
Safran SA	2,375	401,559	(40.6)
Societe Generale SA	40,296	1,102,380	(111.3)
Teleperformance	5,077	736,853	(74.4)
Valeo	25,856	593,544	(59.9)
Vallourec SA	4,338	57,820	(5.8)
Veolia Environnement SA	82,002	2,727,115	(275.4)
Wendel SE	9,330	942,192	(95.1)

		22,539,984

Germany
Allianz SE	4,143	1,006,778	(101.7)
Aroundtown SA	34,510	54,497	(5.5)
Aurubis AG	251	24,133	(2.4)
Beiersdorf AG	7,779	1,015,126	(102.5)
Carl Zeiss Meditec AG	398	47,108	(4.7)
Commerzbank AG	89,067	1,076,757	(108.7)
Covestro AG	19,813	1,087,360	(109.8)
Deutsche Bank AG, Registered Shares	23,740	268,941	(27.2)

Security	Shares	Value	% of Basket Value

Germany (continued)
E.ON SE	3,000	$38,301	(3.9)%
Fraport AG Frankfurt Airport Services
Worldwide	22,832	1,232,600	(124.5)
Heidelberg Materials AG	621	50,473	(5.1)
HUGO BOSS AG	4,830	397,233	(40.1)
Infineon Technologies AG	28,058	1,259,088	(127.1)
KION Group AG	1,529	65,405	(6.6)
Knorr-Bremse AG	4,292	308,810	(31.2)
LEG Immobilien SE	307	22,157	(2.2)
Mercedes-Benz Group AG	49,245	3,986,575	(402.6)
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen	241	92,635	(9.3)
Nemetschek SE	4,428	329,093	(33.2)
RWE AG	13,060	570,999	(57.7)
Siemens AG, Registered Shares	11,719	2,030,820	(205.1)
Siemens Energy AG	6,656	114,616	(11.6)
SMA Solar Technology AG	3,584	346,610	(35.0)
Talanx AG	6,160	385,318	(38.9)
thyssenkrupp AG	79,431	644,513	(65.1)
Zalando SE	2,559	90,123	(9.1)

		16,546,069

Hong Kong
AIA Group Ltd.	66,400	663,065	(66.9)
Futu Holdings Ltd., ADR	3,978	239,475	(24.2)
Hang Lung Properties Ltd.	185,000	288,205	(29.1)
Hongkong Land Holdings Ltd.	44,900	160,011	(16.2)
Link REIT	61,800	346,757	(35.0)
Swire Pacific Ltd., Class A	51,000	425,577	(43.0)
Swire Properties Ltd.	266,000	666,291	(67.3)

		2,789,381

Ireland
AerCap Holdings NV	1,619	103,308	(10.4)
CRH PLC	5,673	345,081	(34.9)
Kerry Group PLC	3,730	372,164	(37.6)

		820,553

Israel
Check Point Software Technologies Ltd.	4,469	590,846	(59.6)
Nice Ltd.	1,147	254,541	(25.7)
Nova Ltd.	5,904	731,742	(73.9)
Wix.com Ltd.	13,269	1,251,532	(126.4)
ZIM Integrated Shipping Services Ltd.	2,936	44,451	(4.5)

		2,873,112

Italy
A2A SpA	946,035	1,843,886	(186.2)
Enel SpA	109,068	768,862	(77.6)
Ferrari NV	1,357	444,846	(44.9)
FinecoBank Banca Fineco SpA	5,340	84,695	(8.6)
Infrastrutture Wireless Italiane SpA	9,917	127,305	(12.9)
Intesa Sanpaolo SpA	329,778	973,193	(98.3)
Mediobanca Banca di Credito Finanziario SpA	6,662	90,652	(9.2)
Moncler SpA	15,271	1,126,344	(113.7)
Prysmian SpA	3,046	124,241	(12.5)
Recordati Industria Chimica e Farmaceutica
SpA	3,097	163,226	(16.5)
Snam SpA	18,987	102,016	(10.3)

		5,849,266

83

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan
ABC-Mart, Inc.	400	$22,463	(2.3)%
Aeon Co. Ltd.	13,400	296,705	(30.0)
Amada Co. Ltd.	10,700	106,944	(10.8)
ANA Holdings, Inc.	800	19,365	(2.0)
Aozora Bank Ltd.	2,300	47,689	(4.8)
Astellas Pharma, Inc.	43,200	646,351	(65.3)
Brother Industries Ltd.	35,300	563,031	(56.9)
Concordia Financial Group Ltd.	54,100	252,839	(25.5)
CyberAgent, Inc.	58,700	380,857	(38.5)
Dai-ichi Life Holdings, Inc.	21,300	438,710	(44.3)
Daiichi Sankyo Co. Ltd.	11,300	355,466	(35.9)
DMG Mori Co. Ltd.	54,100	942,710	(95.2)
Ebara Corp.	20,400	987,860	(99.8)
Fuji Electric Co. Ltd.	3,400	157,163	(15.9)
FUJIFILM Holdings Corp.	9,900	588,523	(59.4)
Fujitsu Ltd.	1,800	236,628	(23.9)
GMO Payment Gateway, Inc.	4,000	312,727	(31.6)
Hulic Co. Ltd.	68,100	590,819	(59.7)
IHI Corp.	4,300	106,927	(10.8)
ITOCHU Corp.	2,400	99,285	(10.0)
Itochu Techno-Solutions Corp.	23,300	604,473	(61.0)
J Front Retailing Co. Ltd.	55,200	549,759	(55.5)
Japan Post Holdings Co. Ltd.	107,600	791,072	(79.9)
Kakaku.com, Inc.	41,900	639,797	(64.6)
Kansai Electric Power Co., Inc.	3,600	47,677	(4.8)
Kao Corp.	3,600	139,035	(14.0)
Kawasaki Kisen Kaisha Ltd.	14,000	431,526	(43.6)
Kirin Holdings Co. Ltd.	49,600	748,063	(75.5)
Koei Tecmo Holdings Co. Ltd.	6,300	110,328	(11.1)
Konica Minolta, Inc.	53,700	203,557	(20.6)
Kose Corp.	2,100	210,457	(21.2)
Kubota Corp.	85,000	1,300,702	(131.3)
Kuraray Co. Ltd.	31,100	319,968	(32.3)
Kurita Water Industries Ltd.	2,000	81,838	(8.3)
Kyowa Kirin Co. Ltd.	27,900	544,658	(55.0)
Lasertec Corp.	500	77,073	(7.8)
Lawson, Inc.	61,800	3,169,056	(320.0)
M3, Inc.	12,500	295,738	(29.9)
Marui Group Co. Ltd.	6,500	116,534	(11.8)
MISUMI Group, Inc.	5,400	100,862	(10.2)
Mitsubishi Corp.	4,000	209,210	(21.1)
Mitsubishi Chemical Group Corp.	114,100	698,349	(70.5)
Mitsubishi Electric Corp.	14,800	218,699	(22.1)
Mitsubishi Estate Co. Ltd.	70,100	878,030	(88.7)
Mitsubishi Gas Chemical Co., Inc.	61,300	941,309	(95.1)
Mitsubishi HC Capital, Inc.	102,600	680,979	(68.8)
Mitsubishi Heavy Industries Ltd.	7,800	378,401	(38.2)
Mitsubishi UFJ Financial Group, Inc.	63,300	514,313	(51.9)
Mitsui Fudosan Co. Ltd.	71,300	1,493,808	(150.8)
Mizuho Financial Group, Inc.	85,200	1,446,731	(146.1)
MS&AD Insurance Group Holdings, Inc.	30,000	1,141,424	(115.3)
Nabtesco Corp.	1,500	32,592	(3.3)
Nexon Co. Ltd.	10,300	201,332	(20.3)
Nihon M&A Center Holdings, Inc.	30,200	178,374	(18.0)
Nikon Corp.	65,700	888,774	(89.7)
Nintendo Co. Ltd.	2,500	113,087	(11.4)
NIPPON EXPRESS HOLDINGS, Inc.	8,700	520,702	(52.6)
Nippon Shinyaku Co. Ltd.	5,200	214,045	(21.6)
Nippon Telegraph & Telephone Corp.	795,300	928,144	(93.7)
Nippon Yusen KK	5,900	146,871	(14.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nissan Motor Co. Ltd.	251,000	$1,128,484	(114.0)%
Nissin Foods Holdings Co. Ltd.	1,200	103,568	(10.5)
Nomura Research Institute Ltd.	39,500	1,148,589	(116.0)
Obayashi Corp.	19,500	184,336	(18.6)
Obic Co. Ltd.	4,300	720,441	(72.7)
Olympus Corp.	21,600	359,217	(36.3)
Omron Corp.	17,800	980,946	(99.1)
Ono Pharmaceutical Co. Ltd.	20,000	370,938	(37.5)
Open House Group Co. Ltd.	1,700	65,157	(6.6)
Oracle Corp. Japan	1,200	85,275	(8.6)
ORIX Corp.	1,500	29,490	(3.0)
Otsuka Corp.	28,100	1,197,413	(120.9)
Otsuka Holdings Co. Ltd.	13,300	499,591	(50.4)
Pan Pacific International Holdings Corp.	1,300	25,915	(2.6)
Rakuten Group, Inc.	528,200	2,115,713	(213.6)
Recruit Holdings Co. Ltd.	27,100	960,372	(97.0)
Resona Holdings, Inc.	9,100	50,643	(5.1)
Ricoh Co. Ltd.	24,500	222,971	(22.5)
Sanrio Co. Ltd.	6,600	313,988	(31.7)
Santen Pharmaceutical Co. Ltd.	69,900	625,094	(63.1)
SCSK Corp.	1,000	17,003	(1.7)
Sega Sammy Holdings, Inc.	5,600	123,627	(12.5)
Seiko Epson Corp.	1,300	21,836	(2.2)
Sekisui House Ltd.	85,500	1,777,440	(179.5)
Shimizu Corp.	59,800	421,033	(42.5)
Shionogi & Co. Ltd.	18,800	803,909	(81.2)
Socionext, Inc.	2,300	277,996	(28.1)
SoftBank Group Corp.	18,700	970,564	(98.0)
Subaru Corp.	48,400	937,661	(94.7)
Sumitomo Chemical Co. Ltd.	57,900	182,737	(18.4)
Sumitomo Mitsui Trust Holdings, Inc.	3,600	141,212	(14.3)
Sumitomo Realty & Development Co. Ltd.	25,300	692,496	(69.9)
Suntory Beverage & Food Ltd.	5,600	201,778	(20.4)
T&D Holdings, Inc.	9,200	152,870	(15.4)
Taisei Corp.	32,400	1,255,442	(126.8)
Takashimaya Co. Ltd.	2,000	29,713	(3.0)
TIS, Inc.	900	23,366	(2.4)
Toho Co. Ltd.	14,100	562,955	(56.8)
Tokyo Electron Ltd.	8,900	1,366,347	(138.0)
Tokyo Ohka Kogyo Co. Ltd.	13,100	846,691	(85.5)
Tokyo Tatemono Co. Ltd.	131,300	1,794,715	(181.2)
TOPPAN, Inc.	1,200	28,869	(2.9)
Toray Industries, Inc.	89,800	514,575	(52.0)
Toyota Motor Corp.	42,400	725,025	(73.2)
Tsuruha Holdings, Inc.	26,200	2,058,813	(207.9)
Ulvac, Inc.	2,700	118,722	(12.0)
Yamaha Corp.	2,500	99,098	(10.0)
ZOZO, Inc.	34,300	685,814	(69.2)

		57,480,857

Luxembourg
ArcelorMittal SA	18,812	554,893	(56.0)

Macau
Galaxy Entertainment Group Ltd.	30,000	218,604	(22.1)
Wynn Macau Ltd.	158,400	165,367	(16.7)

		383,971

Netherlands
ABN AMRO Bank NV, CVA	23,140	402,102	(40.6)
ASR Nederland NV	1,234	56,896	(5.8)
Koninklijke Vopak NV	18,275	704,885	(71.2)

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
NN Group NV	703	$26,882	(2.7)%
Redcare Pharmacy NV	392	46,453	(4.7)
Wolters Kluwer NV	1,482	190,257	(19.2)

		1,427,475

New Zealand
a2 Milk Co. Ltd.	63,698	222,721	(22.5)
Xero Ltd.	3,633	303,406	(30.6)

		526,127

Norway
Aker BP ASA	7,413	209,211	(21.1)
Equinor ASA	64,320	1,974,602	(199.4)
Gjensidige Forsikring ASA	19,520	311,106	(31.4)
Kongsberg Gruppen ASA	17,524	767,960	(77.6)
Var Energi ASA	114,618	353,969	(35.7)

		3,616,848

Puerto Rico
Liberty Latin America Ltd., Class A	2	17	(0.0)

Singapore
City Developments Ltd.	27,100	151,697	(15.3)
Sea Ltd., ADR	10,193	678,038	(68.5)
Sembcorp Industries Ltd.	139,700	576,283	(58.2)
Singapore Airlines Ltd.	44,700	254,812	(25.7)

		1,660,830

Spain
Aena SME SA	996	160,714	(16.2)
Atlantica Sustainable Infrastructure PLC	9,576	230,973	(23.3)
Banco Bilbao Vizcaya Argentaria SA	352,659	2,832,236	(286.0)
Banco de Sabadell SA	420,165	529,119	(53.4)
Banco Santander SA	226,659	920,749	(93.0)
Bankinter SA	43,883	290,559	(29.3)
CaixaBank SA	190,535	777,913	(78.6)
EDP Renovaveis SA	24,814	485,006	(49.0)
Fluidra SA	427	9,629	(1.0)
Grifols SA	3,496	52,270	(5.3)
Iberdrola SA	6,704	84,446	(8.5)
Repsol SA	4,754	72,581	(7.3)

		6,446,195

Sweden
Atlas Copco AB, B Shares	54,371	690,393	(69.7)
Avanza Bank Holding AB	20,522	477,137	(48.2)
Beijer Ref AB, Class B	22,478	313,675	(31.7)
Castellum AB	2,522	29,453	(3.0)
Electrolux AB	6,446	81,813	(8.3)
Elekta AB, B Shares	35,407	294,741	(29.8)
Getinge AB, B Shares	10,474	200,309	(20.2)
Industrivarden AB, C Shares	35,527	1,033,848	(104.4)
Indutrade AB	1,203	25,953	(2.6)
L E Lundbergforetagen AB, B Shares	5,306	240,109	(24.2)
Volvo Car AB	3,802	19,279	(1.9)

		3,406,710

Switzerland
ABB Ltd., Registered Shares	14,604	590,645	(59.6)
Banque Cantonale Vaudoise, Registered Shares	3,564	405,552	(41.0)
Belimo Holding AG, Registered Shares	882	481,430	(48.6)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	99	$1,228,060	(124.0)%
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	123,252	(12.5)
Cie Financiere Richemont SA, Registered Shares	1,979	323,206	(32.6)
Dufry AG, Registered Shares	13,942	725,348	(73.3)
Flughafen Zurich AG	1,907	405,853	(41.0)
Georg Fischer AG, Registered Shares	7,252	503,136	(50.8)
Logitech International SA	520	36,987	(3.7)
Novartis AG	11,797	1,246,007	(125.8)
Sika AG, Registered Shares	1,588	500,727	(50.6)
Swiss Prime Site AG, Registered Shares	2,395	235,008	(23.7)
Temenos AG, Registered Shares	2,598	225,919	(22.8)

		7,031,130

United Kingdom
Auto Trader Group PLC	64,095	541,547	(54.7)
B&M European Value Retail SA	3,407	24,591	(2.5)
Barclays PLC	196,526	396,259	(40.0)
Bellway PLC	5,638	163,090	(16.5)
BP PLC	5,955	37,137	(3.7)
British American Tobacco PLC	29,127	990,229	(100.0)
British Land Co. PLC	104,823	463,021	(46.8)
Britvic PLC	3,450	38,380	(3.9)
Burberry Group PLC	989	28,284	(2.9)
Compass Group PLC	1,300	33,907	(3.4)
ConvaTec Group PLC	199,751	545,310	(55.1)
Diploma PLC	5,915	249,987	(25.2)
Drax Group PLC	121,989	960,030	(96.9)
easyJet PLC	84,849	502,746	(50.8)
Hammerson PLC	45	16	(0.0)
Harbour Energy PLC	8,193	28,048	(2.8)
IMI PLC	78,848	1,678,147	(169.5)
Inchcape PLC	41,868	447,901	(45.2)
Indivior PLC	22,096	506,486	(51.1)
ITV PLC	803,556	758,740	(76.6)
J Sainsbury PLC	160,010	580,315	(58.6)
Kingfisher PLC	35,481	113,903	(11.5)
Land Securities Group PLC	2,459	20,786	(2.1)
Liberty Global PLC, Class A	24,729	459,218	(46.4)
Liberty Global PLC, Class C	21,378	422,429	(42.7)
Lloyds Banking Group PLC	929,177	546,558	(55.2)
London Stock Exchange Group PLC	2,825	312,513	(31.6)
Man Group PLC	15,847	48,742	(4.9)
Marks & Spencer Group PLC	86,980	231,911	(23.4)
Moneysupermarket.com Group PLC	3	11	(0.0)
National Grid PLC	5,601	75,418	(7.6)
NatWest Group PLC	28,390	90,829	(9.2)
Next PLC	267	24,055	(2.4)
Pennon Group PLC	19,099	175,753	(17.7)
Phoenix Group Holdings PLC	26,509	190,782	(19.3)
Rightmove PLC	49,695	370,696	(37.4)
RS GROUP PLC	2,077	21,100	(2.1)
Segro PLC	25,097	250,440	(25.3)
Smiths Group PLC	97,154	2,143,841	(216.5)
Spectris PLC	109	5,015	(0.5)
SSE PLC	1,173	25,330	(2.6)
Tate & Lyle PLC	25,335	243,341	(24.6)
TechnipFMC PLC	14,205	260,520	(26.3)
Tesco PLC	226,685	763,938	(77.1)

85

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Tritax Big Box REIT PLC	174,850	$314,660	(31.8)%
UNITE Group PLC	3,761	47,795	(4.8)
United Utilities Group PLC	51,495	672,330	(67.9)
Vodafone Group PLC	170,381	165,071	(16.7)
Weir Group PLC	1,332	31,528	(3.2)
WPP PLC	10,903	120,058	(12.1)

		17,122,742

United States
3M Co	390	43,485	(4.4)
A O Smith Corp.	2,820	204,817	(20.7)
Acadia Healthcare Co., Inc.	5,838	461,377	(46.6)
Adobe, Inc.	1,629	889,711	(89.8)
AECOM	7,690	669,030	(67.6)
AES Corp.	17,582	380,299	(38.4)
Affiliated Managers Group, Inc.	1,849	256,345	(25.9)
Agilent Technologies, Inc.	13,380	1,629,283	(164.5)
Akamai Technologies, Inc.	11,133	1,052,068	(106.2)
Alaska Air Group, Inc.	7,114	345,954	(34.9)
Alcoa Corp.	15,094	546,252	(55.2)
Align Technology, Inc.	1,975	746,333	(75.4)
Alkermes PLC	23,204	679,413	(68.6)
Allstate Corp.	20,755	2,338,673	(236.2)
Alphabet, Inc., Class A	7,537	1,000,311	(101.0)
Alphabet, Inc., Class C	5,230	696,165	(70.3)
Amazon.com, Inc.	62,066	8,296,983	(837.8)
AMC Entertainment Holdings, Inc.	48,841	90,356	(9.1)
Ameren Corp.	3,850	329,829	(33.3)
American Airlines Group, Inc.	66,850	1,119,737	(113.1)
American Financial Group, Inc.	7,250	881,672	(89.0)
American Homes 4 Rent, Class A	9,772	366,255	(37.0)
American International Group, Inc.	2,746	165,529	(16.7)
American Tower Corp.	513	97,629	(9.9)
AMETEK, Inc.	8,430	1,336,998	(135.0)
Amgen, Inc.	1,288	301,585	(30.5)
AMN Healthcare Services, Inc.	2,931	314,057	(31.7)
ANSYS, Inc.	2,313	791,277	(79.9)
Apple, Inc.	6,715	1,319,162	(133.2)
Applied Materials, Inc.	5,175	784,478	(79.2)
AptarGroup, Inc.	1,896	230,288	(23.3)
Archer-Daniels-Midland Co	3,162	268,644	(27.1)
Armstrong World Industries, Inc.	4,402	340,539	(34.4)
Arrow Electronics, Inc.	2,092	298,194	(30.1)
Asbury Automotive Group, Inc.	393	88,661	(9.0)
Ashland, Inc.	6,276	573,375	(57.9)
Atkore, Inc.	409	64,896	(6.6)
Atlassian Corp. Ltd., Class A	251	45,667	(4.6)
Autodesk, Inc.	2,720	576,613	(58.2)
AutoNation, Inc.	3,055	491,794	(49.7)
AvalonBay Communities, Inc.	290	54,709	(5.5)
Avis Budget Group, Inc.	84	18,504	(1.9)
Axis Capital Holdings Ltd.	345	19,016	(1.9)
Bank of America Corp.	28,892	924,544	(93.4)
Bank of New York Mellon Corp.	12,332	559,380	(56.5)
Bausch Health Cos, Inc.	16,448	159,851	(16.1)
Beacon Roofing Supply, Inc.	3,902	334,284	(33.8)
Best Buy Co., Inc.	6,282	521,720	(52.7)
BioMarin Pharmaceutical, Inc.	5,313	467,172	(47.2)
Block, Inc.	24,134	1,943,511	(196.3)
Boston Scientific Corp.	38,374	1,989,692	(200.9)
Box, Inc., Class A	44,626	1,394,562	(140.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Boyd Gaming Corp.	13,887	$948,760	(95.8)%
Brighthouse Financial, Inc.	42,126	2,196,028	(221.8)
Bristol-Myers Squibb Co	38,464	2,392,076	(241.6)
BRP, Inc.	6,424	590,567	(59.6)
Bruker Corp.	2,113	145,205	(14.7)
Builders FirstSource, Inc.	5,915	854,303	(86.3)
Burlington Stores, Inc.	830	147,425	(14.9)
CACI International, Inc.., Class A	3,492	1,223,736	(123.6)
Cadence Design Systems, Inc.	2,793	653,590	(66.0)
Caesars Entertainment, Inc.	6,989	412,491	(41.7)
Camden Property Trust	4,186	456,651	(46.1)
Capital One Financial Corp.	3,549	415,304	(41.9)
Capri Holdings Ltd.	1,924	71,015	(7.2)
Carnival Corp.	21,066	396,883	(40.1)
Carnival PLC	47,731	823,634	(83.2)
Caterpillar, Inc.	701	185,884	(18.8)
Cboe Global Markets, Inc.	2,560	357,581	(36.1)
Charter Communications, Inc., Class A	531	215,156	(21.7)
Chemed Corp.	2,328	1,213,098	(122.5)
Cheniere Energy, Inc.	572	92,584	(9.3)
Chevron Corp.	126	20,621	(2.1)
Chewy, Inc., Class A	15,759	534,230	(53.9)
Chubb Ltd.	2,007	410,251	(41.4)
Ciena Corp.	7,046	297,341	(30.0)
Cintas Corp.	1,450	727,958	(73.5)
Cirrus Logic, Inc.	14,225	1,149,380	(116.1)
Citigroup, Inc.	25,774	1,228,389	(124.0)
Citizens Financial Group, Inc.	13,727	442,833	(44.7)
Clean Harbors, Inc.	925	153,791	(15.5)
Cleveland-Cliffs, Inc.	8,603	151,843	(15.3)
Clorox Co	2,422	366,885	(37.0)
CMS Energy Corp.	452	27,604	(2.8)
Coca-Cola Co	43,287	2,680,764	(270.7)
Coinbase Global, Inc., Class A	872	85,988	(8.7)
Colgate-Palmolive Co	14,484	1,104,550	(111.5)
Columbia Banking System, Inc.	1,098	24,540	(2.5)
Columbia Sportswear Co	1,470	115,557	(11.7)
Comerica, Inc.	4,055	218,808	(22.1)
Commercial Metals Co	2,825	161,647	(16.3)
ConocoPhillips	9,298	1,094,561	(110.5)
Copart, Inc.	4,339	383,524	(38.7)
Costco Wholesale Corp.	6,133	3,438,589	(347.2)
Credit Acceptance Corp.	1,547	861,060	(87.0)
Crimson Wine Group Ltd.	1	7	(0.0)
Crocs, Inc.	649	70,319	(7.1)
Crowdstrike Holdings, Inc., Class A	5,956	962,847	(97.2)
CSX Corp.	22,081	735,739	(74.3)
CubeSmart	7,399	320,821	(32.4)
Cummins, Inc.	2,769	722,155	(72.9)
Curtiss-Wright Corp.	1,138	217,768	(22.0)
CVS Health Corp.	29,398	2,195,737	(221.7)
Danaher Corp.	12,864	3,281,092	(331.3)
Darling Ingredients, Inc.	963	66,688	(6.7)
Deere & Co	1,125	483,300	(48.8)
Dell Technologies, Inc.	13,539	716,484	(72.4)
Delta Air Lines, Inc.	42,666	1,973,729	(199.3)
Devon Energy Corp.	4,365	235,710	(23.8)
Dexcom, Inc.	2,152	268,053	(27.1)
Dick’s Sporting Goods, Inc.	6,023	849,243	(85.8)
DocuSign, Inc, Class A	9,539	513,389	(51.8)
Dolby Laboratories, Inc., Class A	1,595	141,333	(14.3)

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Domino’s Pizza, Inc.	3,409	$1,352,487	(136.6)%
Dover Corp.	4,078	595,266	(60.1)
DR Horton, Inc.	3,901	495,505	(50.0)
Dropbox, Inc.	12,910	347,924	(35.1)
DTE Energy Co	1,589	181,623	(18.3)
DuPont de Nemours, Inc.	22,085	1,714,459	(173.1)
DXC Technology Co	644	17,807	(1.8)
eBay, Inc.	19,232	856,016	(86.4)
Elastic NV	3,313	220,149	(22.2)
Electronic Arts, Inc.	9,338	1,273,236	(128.6)
Elevance Health, Inc.	2,153	1,015,419	(102.5)
EMCOR Group, Inc.	4,164	895,427	(90.4)
Enovis Corp.	3,213	205,311	(20.7)
Ensign Group, Inc.	1,220	118,181	(11.9)
Envista Holdings Corp.	18,325	630,563	(63.7)
EOG Resources, Inc.	23,695	3,140,298	(317.1)
EPAM Systems, Inc.	245	58,018	(5.9)
Equity LifeStyle Properties, Inc.	8,092	575,989	(58.2)
Equity Residential	1,346	88,755	(9.0)
Etsy, Inc.	11,226	1,141,123	(115.2)
Evercore, Inc., Class A	1,995	269,445	(27.2)
Exact Sciences Corp.	1,453	141,726	(14.3)
Exelixis, Inc.	12,687	250,061	(25.3)
ExlService Holdings, Inc.	169	23,821	(2.4)
Experian PLC	17,837	702,370	(70.9)
Exxon Mobil Corp.	18,878	2,024,477	(204.4)
Fair Isaac Corp.	1,595	1,336,562	(135.0)
FedEx Corp.	2,125	573,644	(57.9)
Fidelity National Information Services, Inc.	16,423	991,621	(100.1)
First American Financial Corp.	3,590	227,534	(23.0)
Fiserv, Inc.	5,835	736,435	(74.4)
Flex Ltd.	11,985	327,910	(33.1)
Flowserve Corp.	3,508	132,462	(13.4)
Fluor Corp.	22,647	701,604	(70.8)
Ford Motor Co	88,879	1,174,092	(118.6)
Fortinet, Inc.	2,887	224,378	(22.7)
Fox Corp., Class A	36,799	1,230,927	(124.3)
Fox Corp., Class B	22,937	720,451	(72.8)
Freeport-McMoRan, Inc.	27,774	1,240,109	(125.2)
Gap, Inc.	30,996	319,259	(32.2)
Garmin Ltd.	7,853	831,554	(84.0)
Generac Holdings, Inc.	365	56,101	(5.7)
General Dynamics Corp.	10,324	2,308,240	(233.1)
General Motors Co	61,122	2,345,251	(236.8)
Gentex Corp.	8,134	273,140	(27.6)
Global Payments, Inc.	13,953	1,538,318	(155.3)
Globe Life, Inc.	178	19,966	(2.0)
Globus Medical, Inc.	11,662	702,869	(71.0)
GoDaddy, Inc., Class A	25,557	1,970,189	(199.0)
Graco, Inc.	21,208	1,682,431	(169.9)
GSK PLC	14,976	267,087	(27.0)
Guidewire Software, Inc.	7,343	622,833	(62.9)
H&R Block, Inc.	1,753	58,918	(5.9)
Halliburton Co	43,432	1,697,323	(171.4)
Halozyme Therapeutics, Inc.	5,514	236,881	(23.9)
Harley-Davidson, Inc.	16,691	644,440	(65.1)
HCA Healthcare, Inc.	2,603	710,124	(71.7)
HEICO Corp.	1,197	210,648	(21.3)
HEICO Corp., Class A	5,989	840,556	(84.9)
Helmerich & Payne, Inc.	27,730	1,241,472	(125.4)
Henry Schein, Inc.	5,103	402,065	(40.6)
Herc Holdings, Inc.	4,479	599,425	(60.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Hershey Co	1,212	$280,348	(28.3)%
Hess Corp.	591	89,672	(9.1)
Hewlett Packard Enterprise Co	60,706	1,055,070	(106.5)
Holcim Ltd.	21,007	1,483,029	(149.8)
Home Depot, Inc.	1,010	337,178	(34.0)
Honeywell International, Inc.	14,802	2,873,512	(290.2)
HP, Inc.	26,007	853,810	(86.2)
Humana, Inc.	81	37,003	(3.7)
IDEXX Laboratories, Inc.	840	465,973	(47.1)
Illinois Tool Works, Inc.	2,215	583,254	(58.9)
Inari Medical, Inc.	2,883	164,533	(16.6)
Incyte Corp.	12,067	768,909	(77.6)
Independence Realty Trust, Inc.	4,954	84,416	(8.5)
Insperity, Inc.	4,818	566,838	(57.2)
Intel Corp.	50,395	1,802,629	(182.0)
Intercontinental Exchange, Inc.	14,345	1,646,806	(166.3)
Invesco Ltd.	64,804	1,088,707	(109.9)
Invitation Homes, Inc.	847	30,069	(3.0)
Ionis Pharmaceuticals, Inc.	20,906	866,136	(87.5)
IQVIA Holdings, Inc.	263	58,849	(5.9)
Iridium Communications, Inc.	3,191	167,687	(16.9)
ITT, Inc.	3,574	355,970	(35.9)
J M Smucker Co	1,408	212,115	(21.4)
Jabil, Inc.	2,242	248,122	(25.1)
Jack Henry & Associates, Inc.	7,564	1,267,499	(128.0)
Jazz Pharmaceuticals PLC	1,230	160,417	(16.2)
Jefferies Financial Group, Inc.	16,948	623,517	(63.0)
Johnson & Johnson	2,399	401,904	(40.6)
Jones Lang LaSalle, Inc.	2,867	477,499	(48.2)
KBR, Inc.	354	21,767	(2.2)
KeyCorp	43,376	533,959	(53.9)
Keysight Technologies, Inc.	4,031	649,313	(65.6)
Kimberly-Clark Corp.	4,113	530,988	(53.6)
Knight-Swift Transportation Holdings, Inc.	21,934	1,332,490	(134.6)
Kroger Co	54,401	2,646,065	(267.2)
Lamar Advertising Co., Class A	532	52,508	(5.3)
Lamb Weston Holdings, Inc.	841	87,153	(8.8)
Landstar System, Inc.	8,826	1,796,885	(181.5)
Lattice Semiconductor Corp.	4,477	407,138	(41.1)
Lear Corp.	1,675	259,223	(26.2)
Leggett & Platt, Inc.	3,315	96,997	(9.8)
Leidos Holdings, Inc.	1,349	126,172	(12.7)
Lennar Corp.., Class A	6,833	866,629	(87.5)
Lennox International, Inc.	2,077	763,173	(77.1)
Liberty Broadband Corp., Class C	6,264	558,310	(56.4)
Liberty Media Corp.-Liberty Formula One,
Class C	2,973	215,840	(21.8)
Liberty Media Corp.-Liberty SiriusXM, Class C	5,235	166,630	(16.8)
Lincoln National Corp.	8,637	242,181	(24.5)
Live Nation Entertainment, Inc.	6,291	552,035	(55.7)
Livent Corp.	5,534	136,247	(13.8)
Lockheed Martin Corp.	2,007	895,865	(90.5)
Louisiana Pacific Corp.	10,650	810,784	(81.9)
Lululemon Athletica, Inc.	5,418	2,050,876	(207.1)
LyondellBasell Industries NV, Class A	6,168	609,768	(61.6)
Macy’s, Inc.	67,716	1,123,408	(113.4)
Manhattan Associates, Inc.	19,904	3,794,100	(383.1)
Marathon Oil Corp.	24,107	633,291	(64.0)
Marathon Petroleum Corp.	17,270	2,297,255	(232.0)
Marriott Vacations Worldwide Corp.	6,019	773,502	(78.1)
Marsh & McLennan Cos, Inc.	2,232	420,553	(42.5)
Martin Marietta Materials, Inc.	702	313,415	(31.6)

87

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Masco Corp.	5,827	$353,582	(35.7)%
MasTec, Inc.	2,520	296,730	(30.0)
Mastercard, Inc.	2,836	1,118,178	(112.9)
Match Group, Inc.	6,660	309,757	(31.3)
McKesson Corp.	171	68,810	(6.9)
Medical Properties Trust, Inc.	39,188	395,407	(39.9)
Meta Platforms, Inc., Class A	3,620	1,153,332	(116.5)
MetLife, Inc.	35,342	2,225,486	(224.7)
Mettler-Toledo International, Inc.	1,137	1,429,743	(144.4)
MGM Resorts International	44,415	2,254,950	(227.7)
Microchip Technology, Inc.	4,389	412,303	(41.6)
Micron Technology, Inc.	14,271	1,018,807	(102.9)
Microsoft Corp.	10,894	3,659,512	(369.5)
Mid-America Apartment Communities, Inc.	3,208	480,109	(48.5)
Mohawk Industries, Inc.	12,135	1,290,436	(130.3)
Moody’s Corp.	10,630	3,749,732	(378.6)
MP Materials Corp.	25,331	604,144	(61.0)
MSCI, Inc., Class A	201	110,164	(11.1)
Murphy Oil Corp.	1,366	59,107	(6.0)
Murphy USA, Inc.	329	101,013	(10.2)
Nasdaq, Inc.	2,687	135,667	(13.7)
Natera, Inc.	568	25,685	(2.6)
NCR Corp.	8,722	234,447	(23.7)
Nestle SA, Registered Shares	36,206	4,497,115	(454.1)
NetApp, Inc.	24,668	1,924,351	(194.3)
Neurocrine Biosciences, Inc.	7,095	722,910	(73.0)
New Relic, Inc.	4,313	362,206	(36.6)
Newmont Corp.	13,037	559,548	(56.5)
Norfolk Southern Corp.	7,565	1,767,108	(178.4)
Northern Trust Corp.	5,548	444,506	(44.9)
Northrop Grumman Corp.	1,566	696,870	(70.4)
NOV, Inc.	3,178	63,814	(6.4)
NRG Energy, Inc.	8,469	321,737	(32.5)
Nucor Corp.	1,849	318,194	(32.1)
Nutanix, Inc.	4,347	131,279	(13.3)
NVIDIA Corp.	13,011	6,079,910	(614.0)
Occidental Petroleum Corp.	9,205	581,112	(58.7)
OneMain Holdings, Inc.	21,619	983,232	(99.3)
ONEOK, Inc.	970	65,029	(6.6)
O’Reilly Automotive, Inc.	516	477,708	(48.2)
Oshkosh Corp.	15,987	1,471,923	(148.6)
Otis Worldwide Corp.	19,009	1,729,059	(174.6)
Ovintiv, Inc.	13,863	638,813	(64.5)
Ovintiv, Inc.	1,960	90,336	(9.1)
Owens Corning	260	36,397	(3.7)
Palo Alto Networks, Inc.	6,732	1,682,731	(169.9)
Paramount Global, Class B	11,949	191,542	(19.3)
Paychex, Inc.	7,003	878,666	(88.7)
Paylocity Holding Corp.	729	165,374	(16.7)
PayPal Holdings, Inc.	25,998	1,971,168	(199.0)
Penn Entertainment, Inc.	31,277	822,272	(83.0)
Penske Automotive Group, Inc.	3,735	602,904	(60.9)
PepsiCo, Inc.	23,832	4,467,547	(451.1)
Pinnacle Financial Partners, Inc.	5,872	445,685	(45.0)
Pinterest, Inc., Class A	23,737	688,136	(69.5)
Pioneer Natural Resources Co	3,102	700,028	(70.7)
Planet Fitness, Inc., Class A	3,773	254,828	(25.7)
Post Holdings, Inc.	2,189	186,722	(18.9)
Power Integrations, Inc.	3,368	327,168	(33.0)
PPL Corp.	75,228	2,071,027	(209.1)
Primo Water Corp.	40,963	580,382	(58.6)
Procter & Gamble Co.	1,140	178,182	(18.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Prudential Financial, Inc.	12,827	$1,237,677	(125.0)%
PTC Therapeutics, Inc.	4,830	194,842	(19.7)
Public Storage	1,610	453,617	(45.8)
PulteGroup, Inc.	4,691	395,873	(40.0)
Pure Storage, Inc., Class A	3,289	121,660	(12.3)
PVH Corp.	1,353	121,283	(12.2)
Qorvo, Inc.	14,972	1,647,219	(166.3)
Qualys, Inc.	2,824	391,971	(39.6)
Quanta Services, Inc.	298	60,083	(6.1)
Regency Centers Corp.	584	38,270	(3.9)
Regeneron Pharmaceuticals, Inc., Registered Shares	614	455,533	(46.0)
Regions Financial Corp.	13,943	284,019	(28.7)
Reinsurance Group of America, Inc.	3,127	438,874	(44.3)
Republic Services, Inc., Class A	8,109	1,225,351	(123.7)
ResMed, Inc.	3,220	715,967	(72.3)
Robert Half, Inc.	1,359	100,770	(10.2)
ROBLOX Corp.	15,411	604,882	(61.1)
Roche Holding AG	1,689	567,905	(57.3)
Roku, Inc.	792	76,246	(7.7)
Rollins, Inc.	19,618	801,003	(80.9)
Royal Caribbean Cruises Ltd.	18,817	2,053,123	(207.3)
Royal Gold, Inc.	1,400	168,196	(17.0)
S&P Global, Inc.	7,644	3,015,634	(304.5)
Saia, Inc.	488	206,492	(20.9)
Sarepta Therapeutics, Inc.	659	71,429	(7.2)
SBA Communications Corp., Class A	3,311	724,943	(73.2)
Schneider Electric SE	1,335	243,428	(24.6)
Scotts Miracle Gro Co.	3,992	279,600	(28.2)
Seagate Technology Holdings PLC	6,431	408,368	(41.2)
SEI Investments Co.	11,233	707,567	(71.5)
Sempra	856	127,561	(12.9)
Service Corp. International	5,538	369,108	(37.3)
Sherwin-Williams Co.	1,144	316,316	(31.9)
Signify NV	1,565	50,267	(5.1)
Silicon Laboratories, Inc.	4,376	652,637	(65.9)
Simon Property Group, Inc.	241	30,029	(3.0)
Sirius XM Holdings, Inc.	139,519	711,547	(71.9)
Skyline Champion Corp.	700	48,762	(4.9)
Smartsheet, Inc., Class A	1,798	79,831	(8.1)
Snap, Inc.	5,759	65,422	(6.6)
Snap-on, Inc.	2,477	674,834	(68.1)
Southwest Airlines Co.	91,900	3,139,304	(317.0)
Splunk, Inc.	8,523	923,297	(93.2)
Spotify Technology SA	11,718	1,750,786	(176.8)
Steel Dynamics, Inc.	1,463	155,927	(15.7)
Stryker Corp.	4,898	1,388,142	(140.2)
Sun Communities, Inc.	674	87,822	(8.9)
Swiss Re AG	3,658	387,008	(39.1)
Synaptics, Inc.	236	21,313	(2.2)
Synchrony Financial	4,745	163,892	(16.5)
Synopsys, Inc.	3,704	1,673,467	(169.0)
Synovus Financial Corp.	13,214	447,955	(45.2)
T Rowe Price Group, Inc.	266	32,787	(3.3)
Tapestry, Inc.	9,586	413,636	(41.8)
Target Corp.	6,964	950,377	(96.0)
Taylor Morrison Home Corp., Class A	1,394	67,497	(6.8)
TD SYNNEX Corp.	2,494	246,183	(24.9)
TE Connectivity Ltd.	3,242	465,195	(47.0)
Teledyne Technologies, Inc.	1,472	566,028	(57.2)
Tempur Sealy International, Inc.	6,869	306,563	(31.0)
Tenet Healthcare Corp.	772	57,692	(5.8)

S C H E D U L E O F I N V E S T M E N T S	88

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Teradata Corp.	28,996	$1,648,423	(166.5)%
Teradyne, Inc.	29,447	3,325,744	(335.8)
Texas Pacific Land Corp.	582	876,667	(88.5)
Textron, Inc.	23,410	1,820,596	(183.8)
Thermo Fisher Scientific, Inc.	303	166,244	(16.8)
Timken Co.	789	73,267	(7.4)
TJX Cos, Inc.	462	39,977	(4.0)
T-Mobile US, Inc.	8,307	1,144,455	(115.6)
Toll Brothers, Inc.	3,396	272,801	(27.5)
TopBuild Corp.	326	89,301	(9.0)
Trane Technologies PLC	347	69,206	(7.0)
Transocean Ltd.	16,141	142,041	(14.3)
Travel + Leisure Co.	54,264	2,210,173	(223.2)
Travelers Cos, Inc.	6,470	1,116,787	(112.8)
Trex Co., Inc.	11,535	797,530	(80.5)
Trimble, Inc.	21,147	1,137,709	(114.9)
Twilio, Inc., Class A	11,669	770,504	(77.8)
Tyson Foods, Inc., Class A	11,272	628,076	(63.4)
Uber Technologies, Inc.	8,981	444,200	(44.9)
UDR, Inc.	6,254	255,664	(25.8)
UFP Industries, Inc.	1,239	127,320	(12.9)
UGI Corp.	25,179	679,581	(68.6)
U-Haul Holding Co.	676	38,674	(3.9)
Ulta Beauty, Inc.	220	97,856	(9.9)
United Airlines Holdings, Inc.	46,819	2,542,740	(256.8)
United States Steel Corp.	43,274	1,103,487	(111.4)
United Therapeutics Corp.	3,299	800,733	(80.9)
Unity Software, Inc.	5,918	271,281	(27.4)
Universal Display Corp.	1,835	267,690	(27.0)
US Bancorp	20,516	814,075	(82.2)
Valero Energy Corp.	19,440	2,506,010	(253.1)
Veeva Systems, Inc., Class A	1,033	210,959	(21.3)
Ventas, Inc.	1,276	61,912	(6.3)
VeriSign, Inc.	18,635	3,931,053	(397.0)
Verisk Analytics, Inc., Class A	1,245	285,030	(28.8)
Vertex Pharmaceuticals, Inc.	951	335,075	(33.8)
Visa, Inc., Class A	51,480	12,238,340	(1,235.8)
Visteon Corp.	458	70,573	(7.1)
Vulcan Materials Co.	6,084	1,341,522	(135.5)
W R Berkley Corp.	8,806	543,242	(54.9)
Walmart, Inc.	13,284	2,123,580	(214.4)
Warner Bros Discovery, Inc.	11,133	145,508	(14.7)
Waste Management, Inc.	1,975	323,485	(32.7)
Waters Corp.	2,055	567,612	(57.3)
Watsco, Inc.	697	263,598	(26.6)
Wayfair, Inc., Class A	3,974	309,455	(31.2)
WEC Energy Group, Inc.	378	33,967	(3.4)
West Pharmaceutical Services, Inc.	69	25,395	(2.6)
Western Digital Corp.	18,203	774,720	(78.2)
Westinghouse Air Brake Technologies Corp.	9,639	1,141,643	(115.3)
Westlake Corp.	10,532	1,448,150	(146.2)
WEX, Inc.	6,033	1,142,349	(115.4)
Weyerhaeuser Co.	8,075	275,034	(27.8)
Williams Cos, Inc.	2,634	90,741	(9.2)
Williams-Sonoma, Inc.	342	47,415	(4.8)
Willis Towers Watson PLC	1,732	366,024	(37.0)
WillScot Mobile Mini Holdings Corp.	1,570	75,282	(7.6)
Woodward, Inc.	731	87,998	(8.9)
Workday, Inc., Class A	1,364	323,445	(32.7)
Workiva, Inc., Class A	3,340	351,669	(35.5)
WW Grainger, Inc.	754	556,821	(56.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Xylem, Inc.	5,068	$571,417	(57.7)%
Ziff Davis, Inc.	697	50,546	(5.1)
Zillow Group, Inc., Class C	32,944	1,784,247	(180.2)
Zimmer Biomet Holdings, Inc.	5,050	697,657	(70.4)
Zions Bancorp NA	7,481	286,148	(28.9)
Zoom Video Communications, Inc., Class A	4,154	304,696	(30.8)

		330,388,794

Zambia
First Quantum Minerals Ltd.	16,712	495,499	(50.0)

Preferred Stocks

Germany
Bayerische Motoren Werke AG	2,838	325,753	(32.9)
Volkswagen AG	2,751	372,751	(37.6)

		698,504

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	1,580	215	(0.0)

Total Reference Entity — Long		510,513,764

Reference Entity — Short

Common Stocks

Australia
Allkem Ltd.	(2,079)	(21,172)	2.1
Ampol Ltd.	(19,910)	(447,279)	45.2
Atlas Arteria Ltd.	(361,598)	(1,552,525)	156.8
Bluescope Steel Ltd.	(68,094)	(1,018,604)	102.9
Evolution Mining Ltd.	(87,789)	(223,910)	22.6
Glencore PLC	(225,812)	(1,396,887)	141.1
IGO Ltd.	(30,211)	(287,131)	29.0
Incitec Pivot Ltd.	(350,608)	(724,011)	73.1
Liontown Resources Ltd.	(30,396)	(55,394)	5.6
Lottery Corp. Ltd.	(197,882)	(699,360)	70.6
Newcrest Mining Ltd.	(2,318)	(41,416)	4.2
NEXTDC Ltd.	(107,436)	(934,660)	94.4
Reece Ltd.	(17,295)	(231,807)	23.4
Rio Tinto PLC	(1,714)	(113,150)	11.4
Santos Ltd.	(329,728)	(1,800,561)	181.8
South32 Ltd.	(134,202)	(358,959)	36.2
Woodside Energy Group Ltd.	(1)	(26)	0.0
Woodside Energy Group Ltd.	(1,303)	(34,079)	3.4

		(9,940,931)

Austria
Erste Group Bank AG	(11,793)	(455,411)	46.0
Mondi PLC	(42,339)	(755,502)	76.3

		(1,210,913)

Belgium
Anheuser-Busch InBev SA/NV	(23,191)	(1,341,956)	135.5
Groupe Bruxelles Lambert NV	(6,178)	(501,643)	50.7
KBC Group NV	(6,481)	(498,458)	50.3

		(2,342,057)

Brazil
Wheaton Precious Metals Corp.	(3,278)	(146,457)	14.8

Canada
Agnico Eagle Mines Ltd.	(55,600)	(2,913,083)	294.2

89

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Alimentation Couche-Tard, Inc.	(839)	$(42,319)	4.3%
Bank of Montreal	(53,418)	(4,962,587)	501.1
Bank Of Nova Scotia	(70,104)	(3,528,264)	356.3
Barrick Gold Corp.	(7,468)	(128,546)	13.0
BCE, Inc.	(140,421)	(6,062,367)	612.2
Blackberry Ltd.	(26,990)	(137,290)	13.9
Brookfield Asset Management Ltd.	(38,804)	(1,308,554)	132.1
Cameco Corp.	(88,705)	(3,118,336)	314.9
Canadian Apartment Properties REIT	(25,148)	(979,412)	98.9
Canadian Pacific Kansas City Ltd.	(65,453)	(5,381,353)	543.4
Canadian Solar, Inc.	(20,117)	(727,431)	73.5
Canadian Tire Corp. Ltd., Class A	(633)	(86,917)	8.8
CI Financial Corp.	(52,093)	(658,697)	66.5
Colliers International Group, Inc.	(360)	(36,500)	3.7
Finning International, Inc.	(57,316)	(1,973,511)	199.3
Fortis, Inc./Canada	(2,584)	(110,268)	11.1
Franco-Nevada Corp.	(2,479)	(360,840)	36.4
Great-West Lifeco, Inc.	(6,483)	(195,763)	19.8
iA Financial Corp., Inc.	(1,994)	(138,098)	13.9
IGM Financial, Inc.	(8,418)	(262,211)	26.5
Intact Financial Corp.	(567)	(83,546)	8.4
Kinross Gold Corp.	(10,394)	(51,603)	5.2
Lightspeed Commerce, Inc.	(85,631)	(1,504,036)	151.9
Loblaw Cos Ltd.	(3,202)	(283,994)	28.7
Manulife Financial Corp.	(7,627)	(151,902)	15.3
National Bank of Canada	(13,757)	(1,076,945)	108.7
Nutrien Ltd.	(66,280)	(4,566,410)	461.1
Open Text Corp.	(97,040)	(4,166,620)	420.7
Osisko Gold Royalties Ltd.	(9,244)	(136,633)	13.8
Paramount Resources Ltd., Class A	(1,871)	(44,211)	4.5
Parkland Corp.	(32,889)	(897,812)	90.7
Quebecor, Inc., Class B	(21,625)	(529,149)	53.4
RB Global, Inc.	(4,149)	(267,850)	27.0
Restaurant Brands International, Inc.	(767)	(58,696)	5.9
Rogers Communications, Inc.	(55,610)	(2,434,080)	245.8
Royal Bank of Canada	(31,455)	(3,119,047)	315.0
Saputo, Inc.	(15,229)	(321,398)	32.5
Shopify, Inc., Class A	(12,133)	(817,002)	82.5
SNC-Lavalin Group, Inc.	(16,925)	(491,540)	49.6
Sun Life Financial, Inc.	(177,888)	(9,353,414)	944.5
Suncor Energy, Inc.	(90,532)	(2,831,939)	286.0
Teck Resources Ltd.	(44,562)	(1,978,534)	199.8
TMX Group Ltd.	(1,716)	(38,146)	3.8
Toronto-Dominion Bank	(112,413)	(7,410,155)	748.3
Tricon Residential, Inc.	(27,735)	(259,029)	26.2
WSP Global, Inc.	(4,846)	(667,312)	67.4

		(76,653,350)

Chile
Antofagasta PLC	(975)	(20,893)	2.1

China
BOC Hong Kong Holdings Ltd.	(125,500)	(382,355)	38.6
NXP Semiconductors NV	(1,248)	(278,279)	28.1
Xinyi Glass Holdings Ltd.	(1,366,000)	(2,269,411)	229.2

		(2,930,045)

Finland
Elisa OYJ	(16,434)	(875,917)	88.5
Fortum OYJ	(2,676)	(37,008)	3.7
Kesko OYJ, B Shares	(8,759)	(178,962)	18.1
Orion OYJ	(3,818)	(149,095)	15.1

Security	Shares	Value	% of Basket Value

Finland (continued)
Stora Enso OYJ, R Shares	(23,220)	$(289,294)	29.2%
Valmet OYJ	(3,614)	(98,223)	9.9

		(1,628,499)

France
Airbus SE	(534)	(79,142)	8.0
Amundi SA	(7,671)	(481,262)	48.6
BioMerieux	(8,210)	(900,300)	90.9
Bollore SE	(57,719)	(366,941)	37.1
Bouygues SA	(8,536)	(310,417)	31.4
Capgemini SE	(3,151)	(584,605)	59.0
Covivio SA	(144)	(7,112)	0.7
EssilorLuxottica SA	(4,597)	(933,801)	94.3
Eurazeo SE	(2,569)	(160,750)	16.2
Ipsen SA	(6,800)	(875,394)	88.4
Kering SA	(1,440)	(835,954)	84.4
Klepierre SA	(4,331)	(114,674)	11.6
LVMH Moet Hennessy Louis Vuitton SE	(1,061)	(999,378)	100.9
Publicis Groupe SA	(1,610)	(132,693)	13.4
Sartorius Stedim Biotech	(1,159)	(367,308)	37.1
SCOR SE	(834)	(24,861)	2.5
Sodexo SA	(2,569)	(269,723)	27.2
SPIE SA	(584)	(17,947)	1.8
Technip Energies NV	(9,746)	(224,488)	22.7
TotalEnergies SE	(29,650)	(1,834,705)	185.3
Unibail-Rodamco-Westfield	(12,248)	(709,818)	71.7
Vinci SA	(1,573)	(186,435)	18.8
Worldline SA	(5,897)	(238,672)	24.1

		(10,656,380)

Germany
adidas AG	(1,389)	(286,353)	28.9
AIXTRON SE	(3,322)	(134,321)	13.6
BASF SE	(1,360)	(73,339)	7.4
Bayer AG, Registered Shares	(12,357)	(737,140)	74.4
Bayerische Motoren Werke AG	(17,337)	(2,132,104)	215.3
Bechtle AG	(4,634)	(208,345)	21.0
Brenntag SE	(13,691)	(1,084,439)	109.5
Continental AG	(2,921)	(238,217)	24.1
CTS Eventim AG & Co. KGaA	(4,851)	(338,505)	34.2
Deutsche Boerse AG	(4,599)	(899,899)	90.9
DHL Group, Registered Shares	(18,151)	(949,400)	95.9
Evonik Industries AG	(4,878)	(102,023)	10.3
Evotec SE	(9,078)	(244,064)	24.7
Fresenius Medical Care AG & Co. KGaA	(20,444)	(1,083,441)	109.4
Fresenius SE & Co. KGaA	(7,944)	(251,764)	25.4
Hannover Rueck SE	(1,501)	(327,084)	33.0
Hella GmbH & Co. KGaA	(675)	(54,697)	5.5
HelloFresh SE	(6,312)	(183,577)	18.5
LANXESS AG	(312)	(10,717)	1.1
Puma SE	(2,826)	(194,928)	19.7
SAP SE	(4,013)	(546,059)	55.1
Siemens Healthineers AG	(473)	(27,413)	2.8
Symrise AG, Class A	(1,038)	(114,556)	11.6
Telefonica Deutschland Holding AG	(29,589)	(81,552)	8.2
Vonovia SE	(47,984)	(1,140,572)	115.2

		(11,444,509)

Hong Kong
CK Asset Holdings Ltd.	(29,000)	(167,641)	16.9
CK Infrastructure Holdings Ltd.	(73,000)	(386,156)	39.0
CLP Holdings Ltd.	(203,500)	(1,655,827)	167.2

S C H E D U L E O F I N V E S T M E N T S	90

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Hang Seng Bank Ltd.	(18,800)	$(286,883)	29.0%
Henderson Land Development Co. Ltd.	(130,000)	(401,145)	40.5
HKT Trust & HKT Ltd.	(2,503,000)	(2,951,165)	298.0
Hong Kong & China Gas Co. Ltd.	(460,000)	(393,917)	39.8
Power Assets Holdings Ltd.	(155,500)	(813,516)	82.1
Prudential PLC	(121,656)	(1,720,840)	173.8
Sino Land Co. Ltd.	(696,703)	(853,668)	86.2
Wharf Real Estate Investment Co Ltd.	(3,000)	(16,071)	1.6

		(9,646,829)

Israel
Azrieli Group Ltd.	(16,475)	(956,766)	96.6
Bank Hapoalim BM	(134,947)	(1,222,514)	123.4
Bank Leumi Le-Israel BM	(267,185)	(2,175,661)	219.7
ICL Group Ltd.	(9,654)	(65,023)	6.6
Israel Discount Bank Ltd.	(48,174)	(258,539)	26.1
Mizrahi Tefahot Bank Ltd.	(9,016)	(332,088)	33.5
Mobileye Global, Inc., Class A	(433)	(16,532)	1.7

		(5,027,123)

Italy
Assicurazioni Generali SpA	(39,081)	(850,712)	85.9
Banca Mediolanum SpA	(1,423)	(14,122)	1.4
DiaSorin SpA	(3,625)	(414,968)	41.9
Interpump Group SpA	(4,728)	(263,006)	26.5
Iveco Group NV	(12,547)	(121,612)	12.3
Leonardo SpA	(19,194)	(265,376)	26.8
Nexi SpA	(17,272)	(152,739)	15.4
Pirelli & C SpA	(12,161)	(66,229)	6.7
Poste Italiane SpA	(31,968)	(373,047)	37.7
Saipem SpA	(12,567)	(20,569)	2.1

		(2,542,380)

Japan
AGC, Inc.	(5,400)	(199,633)	20.2
Aisin Corp.	(900)	(29,924)	3.0
Allegro Microsystems, Inc.	(7,499)	(387,023)	39.1
Asahi Group Holdings Ltd.	(18,700)	(752,244)	76.0
Asics Corp.	(10,600)	(341,706)	34.5
Capcom Co. Ltd.	(8,600)	(394,630)	39.9
Chiba Bank Ltd.	(12,900)	(92,708)	9.4
Chubu Electric Power Co., Inc.	(29,600)	(378,605)	38.2
Chugai Pharmaceutical Co. Ltd.	(36,100)	(1,098,149)	110.9
Dai Nippon Printing Co. Ltd.	(15,000)	(436,412)	44.1
Daikin Industries Ltd.	(1,000)	(207,009)	20.9
Daiwa House REIT Investment Corp.	(234)	(471,716)	47.6
Daiwa Securities Group, Inc.	(3,100)	(17,186)	1.7
Eisai Co. Ltd.	(1,000)	(63,858)	6.5
GLP J-Reit	(75)	(75,660)	7.6
Hakuhodo DY Holdings, Inc.	(12,800)	(150,600)	15.2
Hamamatsu Photonics KK	(1,500)	(72,691)	7.3
Hankyu Hanshin Holdings, Inc.	(5,400)	(183,487)	18.5
Harmonic Drive Systems, Inc.	(2,600)	(73,486)	7.4
Hikari Tsushin, Inc.	(1,900)	(288,678)	29.2
Hoshizaki Corp.	(13,000)	(509,893)	51.5
Hoya Corp.	(1,800)	(214,571)	21.7
Ibiden Co. Ltd.	(9,700)	(603,060)	60.9
Idemitsu Kosan Co. Ltd.	(3,000)	(63,964)	6.5
Iida Group Holdings Co. Ltd.	(29,400)	(527,676)	53.3
Inpex Corp.	(26,000)	(343,031)	34.6
Isuzu Motors Ltd.	(2,000)	(26,569)	2.7
Japan Airlines Co. Ltd.	(1,800)	(39,882)	4.0

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Exchange Group, Inc.	(21,700)	$(386,682)	39.0%
Japan Metropolitan Fund Invest	(349)	(245,017)	24.7
Japan Post Insurance Co. Ltd.	(25,300)	(418,242)	42.2
Japan Real Estate Investment Corp.	(211)	(867,644)	87.6
JFE Holdings, Inc.	(5,200)	(85,737)	8.7
JMDC, Inc.	(12,900)	(505,024)	51.0
JSR Corp.	(37,200)	(1,082,494)	109.3
Kajima Corp.	(15,800)	(255,351)	25.8
Kansai Paint Co. Ltd.	(18,100)	(303,095)	30.6
Keio Corp.	(12,800)	(434,341)	43.9
Keisei Electric Railway Co. Ltd.	(8,400)	(356,687)	36.0
Kikkoman Corp.	(12,300)	(725,313)	73.2
Kintetsu Group Holdings Co. Ltd.	(17,800)	(609,420)	61.5
Kyocera Corp.	(2,000)	(109,113)	11.0
Kyushu Railway Co.	(28,200)	(632,355)	63.9
Makita Corp.	(2,300)	(65,734)	6.6
Marubeni Corp.	(61,700)	(1,117,200)	112.8
MatsukiyoCocokara & Co.	(4,500)	(269,373)	27.2
Mazda Motor Corp.	(22,100)	(223,160)	22.5
McDonald’s Holdings Co Japan Ltd.	(6,100)	(245,788)	24.8
Mercari, Inc.	(18,900)	(489,916)	49.5
MINEBEA MITSUMI, Inc.	(3,200)	(60,512)	6.1
Mitsui High-Tec, Inc.	(3,100)	(221,267)	22.3
Mitsui OSK Lines Ltd.	(13,200)	(349,299)	35.3
MonotaRO Co. Ltd.	(5,900)	(73,754)	7.5
Murata Manufacturing Co. Ltd.	(400)	(24,279)	2.5
Nextage Co. Ltd.	(5,800)	(155,824)	15.7
NGK Insulators Ltd.	(1,700)	(21,312)	2.2
Nippon Building Fund, Inc.	(169)	(725,357)	73.2
Nippon Sanso Holdings Corp.	(31,400)	(775,376)	78.3
Nissan Chemical Corp.	(1,500)	(68,897)	7.0
Nisshin Seifun Group, Inc.	(22,800)	(289,192)	29.2
Niterra Co. Ltd.	(24,400)	(522,784)	52.8
Nitori Holdings Co. Ltd.	(1,700)	(213,086)	21.5
Nomura Holdings, Inc.	(173,800)	(734,462)	74.2
NTT Data Group Corp.	(35,000)	(498,305)	50.3
Oji Holdings Corp.	(6,200)	(24,832)	2.5
Oriental Land Co. Ltd.	(2,600)	(100,683)	10.2
PeptiDream, Inc.	(2,900)	(37,823)	3.8
Rakuten Bank Ltd.	(7,900)	(116,196)	11.7
Rohto Pharmaceutical Co. Ltd.	(6,100)	(133,149)	13.4
Ryohin Keikaku Co. Ltd.	(2,300)	(30,517)	3.1
SCREEN Holdings Co. Ltd.	(2,900)	(321,016)	32.4
Secom Co. Ltd.	(3,800)	(257,922)	26.0
SG Holdings Co. Ltd.	(24,900)	(372,112)	37.6
Sharp Corp.	(3,100)	(18,706)	1.9
Shimano, Inc.	(300)	(46,463)	4.7
Shin-Etsu Chemical Co. Ltd.	(49,900)	(1,683,317)	170.0
Shizuoka Financial Group, Inc.	(11,900)	(101,554)	10.3
SMC Corp.	(800)	(422,005)	42.6
Square Enix Holdings Co. Ltd.	(5,700)	(270,276)	27.3
SUMCO Corp.	(12,300)	(182,107)	18.4
Sumitomo Electric Industries Ltd.	(4,400)	(57,458)	5.8
Sumitomo Metal Mining Co. Ltd.	(27,900)	(983,658)	99.3
Taiyo Yuden Co. Ltd.	(7,500)	(229,127)	23.1
Tobu Railway Co. Ltd.	(1,500)	(40,593)	4.1
Tokai Carbon Co. Ltd.	(135,700)	(1,234,972)	124.7
Tokyo Electric Power Co Holdings, Inc.	(32,500)	(129,469)	13.1
Tokyo Gas Co. Ltd.	(12,700)	(294,638)	29.8
Tokyu Corp.	(19,400)	(251,160)	25.4
Tokyu Fudosan Holdings Corp.	(38,300)	(232,739)	23.5

91

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	(5,300)	$(224,632)	22.7%
USS Co. Ltd.	(3,400)	(60,342)	6.1
Visional, Inc.	(5,700)	(321,311)	32.4
Welcia Holdings Co. Ltd.	(1,700)	(32,776)	3.3
West Japan Railway Co.	(12,500)	(525,468)	53.1
Yamato Holdings Co. Ltd.	(26,500)	(506,384)	51.1
Yaskawa Electric Corp.	(600)	(26,712)	2.7
Yokogawa Electric Corp.	(1,100)	(21,149)	2.1
Yokohama Rubber Co. Ltd.	(15,400)	(353,206)	35.7
Z Holdings Corp.	(137,000)	(390,816)	39.5
Zensho Holdings Co. Ltd.	(3,800)	(206,328)	20.8

		(32,447,059)

Luxembourg
APERAM SA	(2,935)	(94,731)	9.5
Eurofins Scientific SE	(4,691)	(329,451)	33.3

		(424,182)

Netherlands
Akzo Nobel NV	(3,359)	(293,433)	29.6
Argenx SE	(771)	(396,656)	40.1
ASM International NV	(727)	(349,400)	35.3
ASML Holding NV	(1,677)	(1,214,330)	122.6
Euronext NV	(18,108)	(1,406,165)	142.0
Heineken Holding NV	(1,354)	(113,334)	11.4
Heineken NV	(2,994)	(297,730)	30.1
IMCD NV	(130)	(20,112)	2.0
JDE Peet’s NV	(3,524)	(107,700)	10.9
Koninklijke KPN NV	(11,498)	(42,116)	4.3
OCI NV	(9,055)	(263,184)	26.6
SBM Offshore NV	(31,499)	(467,860)	47.2
Shell PLC	(2,331)	(70,778)	7.1
Universal Music Group NV	(13,568)	(354,496)	35.8

		(5,397,294)

Portugal
Banco Comercial Portugues SA	(4,086,067)	(1,139,619)	115.1
Jeronimo Martins SGPS SA	(1,137)	(31,688)	3.2

		(1,171,307)

Singapore
CapitaLand Ascendas REIT	(238,000)	(506,478)	51.2
Capitaland Investment Ltd.	(6,700)	(17,135)	1.7
Genting Singapore Ltd.	(701,300)	(499,216)	50.4
Jardine Cycle & Carriage Ltd.	(13,500)	(350,640)	35.4
Oversea-Chinese Banking Corp. Ltd.	(37,300)	(375,509)	37.9
Singapore Exchange Ltd.	(78,500)	(577,372)	58.3
Singapore Technologies Engineering Ltd.	(156,600)	(442,380)	44.7
STMicroelectronics NV	(32,097)	(1,753,937)	177.1
UOL Group Ltd.	(65,200)	(347,092)	35.1
Venture Corp. Ltd.	(110,700)	(1,255,982)	126.8

		(6,125,741)

South Africa
Anglo American PLC	(11,615)	(359,133)	36.3

South Korea
Delivery Hero SE	(9,333)	(432,815)	43.7

Spain
Acciona SA	(185)	(28,363)	2.9
Acerinox SA	(1,872)	(20,170)	2.0
Amadeus IT Group SA	(25,004)	(1,832,613)	185.1
Cellnex Telecom SA	(21,986)	(916,068)	92.5

Security	Shares	Value	% of Basket Value

Spain (continued)
Corp. ACCIONA Energias Renovables SA	(6,681)	$(215,111)	21.7%
Endesa SA	(22,555)	(494,345)	49.9
Industria de Diseno Textil SA	(12,785)	(500,504)	50.6

		(4,007,174)

Switzerland
Adecco Group AG, Registered Shares	(29,104)	(1,201,587)	121.3
Alcon, Inc.	(11,676)	(1,006,655)	101.7
Bachem Holding AG	(1,259)	(117,464)	11.9
Barry Callebaut AG, Registered Shares	(537)	(1,021,084)	103.1
EMS-Chemie Holding AG, Registered Shares	(719)	(608,118)	61.4
Galenica AG	(17,883)	(1,459,683)	147.4
Geberit AG	(174)	(98,996)	10.0
Julius Baer Group Ltd.	(2,016)	(144,640)	14.6
Lonza Group AG, Registered Shares	(1,883)	(1,110,054)	112.1
Meyer Burger Technology AG	(187,558)	(114,171)	11.5
On Holding AG	(2,890)	(104,040)	10.5
Partners Group Holding AG	(38)	(43,240)	4.4
Schindler Holding AG, Registered Shares	(3,885)	(913,100)	92.2
SGS SA	(2,164)	(212,972)	21.5
SIG Group AG	(13,295)	(360,800)	36.4
Sonova Holding AG	(90)	(25,151)	2.6
Swatch Group AG	(291)	(93,362)	9.4
Swiss Life Holding AG, Registered Shares	(870)	(560,608)	56.6
Swisscom AG, Registered Shares	(2,391)	(1,555,914)	157.1
UBS Group AG, Registered Shares	(58,231)	(1,304,924)	131.8
VAT Group AG	(615)	(262,395)	26.5
Zurich Insurance Group AG	(6,093)	(2,984,006)	301.3

		(15,302,964)

Turkey
Eldorado Gold Corp.	(3,926)	(38,348)	3.9

United Arab Emirates
Network International Holdings PLC	(65,002)	(327,818)	33.1
United Kingdom
3i Group PLC	(9,606)	(244,716)	24.7
Abrdn PLC	(390,467)	(1,170,785)	118.2
Admiral Group PLC	(9,971)	(277,248)	28.0
Associated British Foods PLC	(39,544)	(1,060,665)	107.1
AstraZeneca PLC	(1,827)	(262,981)	26.6
BAE Systems PLC	(1,913)	(22,933)	2.3
Barratt Developments PLC	(48,138)	(283,803)	28.7
Beazley PLC	(9,062)	(65,100)	6.6
BT Group PLC	(97,214)	(155,257)	15.7
Ck Hutchison Holdings Ltd.	(197,500)	(1,215,844)	122.8
CNH Industrial NV	(6,478)	(95,740)	9.7
Coca-Cola Europacific Partners PLC	(28,162)	(1,785,189)	180.3
Croda International PLC	(414)	(31,911)	3.2
DCC PLC	(17,059)	(1,005,632)	101.5
Direct Line Insurance Group PLC	(9,702)	(18,660)	1.9
Dowlais Group PLC	(38,329)	(60,625)	6.1
DS Smith PLC	(39,888)	(159,944)	16.1
Endeavour Mining PLC	(989)	(23,741)	2.4
Entain PLC	(23,646)	(428,409)	43.3
Farfetch Ltd.	(108,283)	(625,876)	63.2
Greggs PLC, Registered Shares	(541)	(19,530)	2.0
Hiscox Ltd.	(192,685)	(2,717,725)	274.4
Imperial Brands PLC	(13,487)	(323,731)	32.7
Informa PLC	(112,617)	(1,116,031)	112.7
International Distributions Services PLC	(113,342)	(394,037)	39.8
Intertek Group PLC	(3,493)	(199,191)	20.1

S C H E D U L E O F I N V E S T M E N T S	92

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Investec PLC	(74,434)	$(476,180)	48.1%
JD Sports Fashion PLC	(62,948)	(127,644)	12.9
Johnson Matthey PLC	(13,334)	(314,136)	31.7
M&G PLC	(110,786)	(289,354)	29.2
Persimmon PLC	(50,643)	(765,870)	77.3
RELX PLC	(11,127)	(374,237)	37.8
Rentokil Initial PLC	(217,638)	(1,807,817)	182.6
Rolls-Royce Holdings PLC	(13,143)	(31,227)	3.1
Smith & Nephew PLC	(18,985)	(292,814)	29.6
St James’s Place PLC	(18,641)	(229,997)	23.2
Unilever PLC	(3,089)	(168,525)	17.0
Vistry Group PLC	(47,590)	(490,106)	49.5
Watches of Switzerland Group PLC	(43,802)	(431,219)	43.5

		(19,564,430)

United States
10X Genomics, Inc., Class A	(2,629)	(165,574)	16.7
Abbott Laboratories	(10,919)	(1,215,612)	122.8
AbbVie, Inc.	(420)	(62,824)	6.3
Academy Sports & Outdoors, Inc.	(1,180)	(70,552)	7.1
ACADIA Pharmaceuticals, Inc.	(725)	(21,199)	2.1
Advance Auto Parts, Inc.	(7,799)	(580,168)	58.6
Advanced Micro Devices, Inc.	(324)	(37,066)	3.7
Aflac, Inc.	(35,629)	(2,577,402)	260.3
Agilon Health, Inc.	(38,650)	(740,147)	74.7
Agree Realty Corp.	(723)	(46,836)	4.7
Air Products and Chemicals, Inc.	(105)	(32,060)	3.2
Airbnb, Inc., Class A	(7,810)	(1,188,604)	120.0
Albertsons Cos., Inc., Class A	(32,476)	(705,703)	71.3
Alight, Inc., Class A	(186,750)	(1,826,415)	184.4
Alliant Energy Corp.	(25,729)	(1,382,676)	139.6
Alnylam Pharmaceuticals, Inc.	(204)	(39,862)	4.0
Amcor PLC	(150,860)	(1,547,824)	156.3
American Equity Investment Life Holding Co.	(11,306)	(606,793)	61.3
American Express Co.	(6,068)	(1,024,764)	103.5
American Water Works Co., Inc.	(7,831)	(1,154,524)	116.6
Americold Realty Trust, Inc.	(25,659)	(831,865)	84.0
Ameriprise Financial, Inc.	(10,581)	(3,686,949)	372.3
Amkor Technology, Inc.	(46,241)	(1,345,151)	135.8
Amphenol Corp., ClassA	(70,226)	(6,201,658)	626.2
Analog Devices, Inc.	(269)	(53,674)	5.4
Annaly Capital Management, Inc.	(82,623)	(1,659,896)	167.6
Antero Midstream Corp.	(21,615)	(258,083)	26.1
Aon PLC, Class A	(2,592)	(825,552)	83.4
Apartment Income REIT Corp.	(17,662)	(610,045)	61.6
Apellis Pharmaceuticals, Inc.	(3,954)	(101,815)	10.3
Apollo Global Management, Inc.	(48,223)	(3,940,301)	397.9
Apple Hospitality REIT, Inc.	(25,096)	(388,988)	39.3
Aptiv PLC	(342)	(37,446)	3.8
Aramark	(35,953)	(1,451,423)	146.6
Arch Capital Group Ltd.	(6,941)	(539,246)	54.5
Arista Networks, Inc.	(2,592)	(401,993)	40.6
Asana, Inc., Class A	(4,467)	(108,459)	11.0
Aspen Technology, Inc.	(4,159)	(742,381)	75.0
Assurant, Inc.	(2,234)	(300,495)	30.3
ATI, Inc.	(1,156)	(55,118)	5.6
Atmos Energy Corp.	(4,353)	(529,804)	53.5
Automatic Data Processing, Inc.	(15,234)	(3,766,759)	380.4
AutoZone, Inc.	(134)	(332,550)	33.6
Avangrid, Inc.	(11,698)	(433,762)	43.8
Avantor, Inc.	(4,764)	(97,995)	9.9

Security	Shares	Value	% of Basket Value

United States (continued)
Avery Dennison Corp.	(5,998)	$(1,103,692)	111.5%
Axalta Coating Systems Ltd.	(4,468)	(142,976)	14.4
Axcelis Technologies, Inc.	(451)	(90,416)	9.1
Axon Enterprise, Inc.	(7,069)	(1,314,339)	132.7
Baker Hughes Co., Class A	(4,756)	(170,217)	17.2
Ball Corp.	(17,772)	(1,043,039)	105.3
Bath & Body Works, Inc.	(8,417)	(311,934)	31.5
Baxter International, Inc.	(7,856)	(355,327)	35.9
Becton Dickinson & Co.	(2,381)	(663,394)	67.0
BellRing Brands, Inc.	(522)	(18,766)	1.9
Bentley Systems, Inc., Class B	(39,681)	(2,138,012)	215.9
Berry Global Group, Inc.	(319)	(20,917)	2.1
BILL Holdings, Inc.	(2,062)	(258,451)	26.1
Biogen, Inc.	(500)	(135,095)	13.6
Bio-Rad Laboratories, Inc., Class A	(150)	(60,804)	6.1
Bio-Techne Corp.	(758)	(63,217)	6.4
BJ’s Wholesale Club Holdings, Inc.	(2,447)	(162,261)	16.4
Black Hills Corp.	(1,810)	(109,197)	11.0
Bloom Energy Corp., Class A	(28,883)	(515,850)	52.1
Blue Owl Capital, Inc., Class A	(35,680)	(439,578)	44.4
Booz Allen Hamilton Holding Corp., Class A	(963)	(116,600)	11.8
BorgWarner, Inc.	(1,201)	(55,846)	5.6
Boston Beer Co., Inc., Class A	(583)	(216,550)	21.9
Boston Properties, Inc.	(61,479)	(4,096,346)	413.7
Bridgebio Pharma, Inc.	(2,070)	(72,471)	7.3
Broadcom, Inc.	(2,664)	(2,394,004)	241.8
Brown & Brown, Inc.	(16,006)	(1,127,623)	113.9
Brown-Forman Corp., Class B	(14,482)	(1,022,429)	103.2
Bumble, Inc., Class A	(27,107)	(502,022)	50.7
BWX Technologies, Inc.	(2,061)	(142,209)	14.4
Calix, Inc.	(14,345)	(647,103)	65.3
Cardinal Health, Inc.	(3,351)	(306,516)	31.0
Carrier Global Corp.	(368)	(21,914)	2.2
Catalent, Inc.	(11,929)	(578,795)	58.4
CBRE Group, Inc., Class A	(1,194)	(99,472)	10.0
CDW Corp.	(679)	(127,021)	12.8
Celanese Corp., Class A	(12,144)	(1,522,736)	153.8
Celsius Holdings, Inc.	(2,194)	(317,472)	32.1
Centene Corp.	(4,601)	(313,282)	31.6
Ceridian HCM Holding, Inc.	(814)	(57,639)	5.8
CF Industries Holdings, Inc.	(23,489)	(1,927,977)	194.7
CH Robinson Worldwide, Inc.	(1,988)	(199,158)	20.1
Charles Schwab Corp.	(36,476)	(2,411,064)	243.5
Chart Industries, Inc.	(1,240)	(225,878)	22.8
Chemours Co.	(6,670)	(246,657)	24.9
Chipotle Mexican Grill, Inc., Class A	(37)	(72,604)	7.3
Choice Hotels International, Inc.	(287)	(37,525)	3.8
Chord Energy Corp.	(2,141)	(335,794)	33.9
Cigna Group	(1,419)	(418,747)	42.3
Civitas Resources, Inc.	(12,623)	(944,958)	95.4
Coca-Cola Consolidated, Inc.	(28)	(17,735)	1.8
Cognizant Technology Solutions Corp., Class A .	(176,560)	(11,658,257)	1,177.3
Coherent Corp.	(13,995)	(662,803)	66.9
Comcast Corp., Class A	(20,995)	(950,234)	96.0
Comfort Systems USA, Inc.	(434)	(75,503)	7.6
Confluent, Inc., Class A	(44,935)	(1,552,055)	156.7
Consolidated Edison, Inc.	(11,796)	(1,118,969)	113.0
Constellation Brands, Inc., Class A	(4,347)	(1,185,862)	119.8
Constellation Energy Corp.	(11,586)	(1,119,787)	113.1
Constellium SE, Class A	(5,625)	(107,381)	10.8
Cooper Cos., Inc.	(2,243)	(877,596)	88.6

93

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Corebridge Financial, Inc.	(176,593)	$(3,304,055)	333.6%
Corteva, Inc.	(363)	(20,484)	2.1
Coterra Energy, Inc.	(46,614)	(1,283,750)	129.6
Coty, Inc., Class A	(42,336)	(509,725)	51.5
Cousins Properties, Inc.	(51,238)	(1,251,744)	126.4
Crane Co.	(15,762)	(1,476,742)	149.1
Crown Castle, Inc.	(2,717)	(294,224)	29.7
Crown Holdings, Inc.	(3,318)	(307,778)	31.1
CSL Ltd.	(773)	(141,341)	14.3
Cullen/Frost Bankers, Inc.	(5,924)	(643,228)	65.0
CyberArk Software Ltd.	(297)	(49,305)	5.0
Cytokinetics, Inc.	(650)	(21,677)	2.2
Darden Restaurants, Inc.	(5,736)	(968,925)	97.8
Datadog, Inc., Class A	(8,186)	(955,470)	96.5
DaVita, Inc.	(2,816)	(287,204)	29.0
Deckers Outdoor Corp.	(3,700)	(2,011,653)	203.1
Denbury, Inc.	(2,311)	(203,160)	20.5
Diamondback Energy, Inc.	(20,534)	(3,025,069)	305.5
Digital Realty Trust, Inc.	(1,915)	(238,647)	24.1
Diodes, Inc.	(1,907)	(180,192)	18.2
Dollar General Corp.	(10,837)	(1,829,936)	184.8
Dollar Tree, Inc.	(14,340)	(2,213,092)	223.5
Dominion Energy, Inc.	(9,576)	(512,795)	51.8
DoorDash, Inc.	(2,186)	(198,467)	20.0
DraftKings, Inc., Class A	(8,249)	(262,153)	26.5
Duke Energy Corp.	(8,106)	(758,884)	76.6
Dun & Bradstreet Holdings, Inc.	(6,184)	(73,095)	7.4
Duolingo, Inc.	(167)	(25,917)	2.6
Edison International	(24,757)	(1,781,514)	179.9
Elanco Animal Health, Inc.	(20,733)	(250,247)	25.3
elf Beauty, Inc.	(2,401)	(280,245)	28.3
Emerson Electric Co.	(5,098)	(465,702)	47.0
Encompass Health Corp.	(9,726)	(642,208)	64.9
Endeavor Group Holdings, Inc.	(21,789)	(514,220)	51.9
Entegris, Inc.	(26,470)	(2,904,024)	293.3
Entergy Corp.	(3,353)	(344,353)	34.8
EQT Corp.	(3,453)	(145,648)	14.7
Equifax, Inc.	(861)	(175,713)	17.7
Equitable Holdings, Inc.	(62,122)	(1,782,280)	180.0
Erie Indemnity Co., Class A	(1,028)	(228,175)	23.0
Estee Lauder Cos, Inc., Class A	(396)	(71,280)	7.2
Euronet Worldwide, Inc.	(1,032)	(90,682)	9.2
Eversource Energy	(10,079)	(729,014)	73.6
Expedia Group, Inc.	(2,811)	(344,432)	34.8
Expeditors International of Washington, Inc.	(10,641)	(1,354,599)	136.8
Fastenal Co.	(5,250)	(307,702)	31.1
Federal Realty Investment Trust	(8,684)	(881,600)	89.0
Ferguson PLC	(4,617)	(756,364)	76.4
Ferguson PLC	(14,446)	(2,334,762)	235.8
Fifth Third Bancorp	(33,715)	(981,106)	99.1
First Citizens BancShares, Inc./NC, Class A	(919)	(1,315,365)	132.8
First Solar, Inc.	(831)	(172,349)	17.4
FirstEnergy Corp.	(30,292)	(1,193,202)	120.5
FMC Corp.	(4,468)	(429,956)	43.4
FNB Corp.	(8,924)	(114,138)	11.5
Fortive Corp.	(1,402)	(109,847)	11.1
Frontier Communications Parent, Inc.	(47,380)	(862,790)	87.1
Gaming and Leisure Properties, Inc.	(1,594)	(75,651)	7.6
GE Healthcare, Inc.	(17,481)	(1,363,518)	137.7
Gen Digital, Inc.	(30,567)	(594,528)	60.0
Genuine Parts Co.	(5,675)	(883,711)	89.2
Graphic Packaging Holding Co.	(55,677)	(1,347,383)	136.1

Security	Shares	Value	% of Basket Value

United States (continued)
GXO Logistics, Inc.	(976)	$(65,460)	6.6%
Haleon PLC	(488,223)	(2,138,242)	215.9
Hasbro, Inc.	(14,743)	(951,808)	96.1
HB Fuller Co.	(2,211)	(163,680)	16.5
Healthcare Realty Trust, Inc., Class A	(101,217)	(1,976,768)	199.6
HealthEquity, Inc.	(1,443)	(98,037)	9.9
Hexcel Corp.	(847)	(59,866)	6.0
HF Sinclair Corp.	(1,650)	(85,948)	8.7
Hilton Worldwide Holdings, Inc.	(3,957)	(615,274)	62.1
Houlihan Lokey, Inc., Class A	(762)	(76,086)	7.7
Howmet Aerospace, Inc.	(18,282)	(934,941)	94.4
Huntington Bancshares, Inc./OH	(54,101)	(662,196)	66.9
Huntington Ingalls Industries, Inc.	(1,880)	(431,780)	43.6
ICON PLC, ADR	(2,942)	(739,648)	74.7
ICU Medical, Inc.	(310)	(55,236)	5.6
Illumina, Inc.	(172)	(33,050)	3.3
Ingersoll Rand, Inc.	(4,730)	(308,727)	31.2
Inmode Ltd.	(8,321)	(357,054)	36.1
Interactive Brokers Group, Inc., Class A	(9,851)	(860,288)	86.9
International Business Machines Corp.	(9,530)	(1,374,035)	138.8
International Flavors & Fragrances, Inc.	(4,040)	(341,824)	34.5
International Game Technology PLC	(6,345)	(214,651)	21.7
International Paper Co.	(5,147)	(185,601)	18.7
Interpublic Group of Cos, Inc.	(9,584)	(328,060)	33.1
Intra-Cellular Therapies, Inc.	(8,049)	(497,750)	50.3
Intuit, Inc.	(1,638)	(838,165)	84.6
iRhythm Technologies, Inc.	(11,121)	(1,168,372)	118.0
Janus Henderson Group PLC	(9,908)	(290,800)	29.4
JB Hunt Transport Services, Inc.	(650)	(132,561)	13.4
Juniper Networks, Inc.	(23,705)	(658,999)	66.5
Karuna Therapeutics, Inc.	(2,099)	(419,317)	42.3
Keurig Dr Pepper, Inc.	(5,829)	(198,244)	20.0
Kinsale Capital Group, Inc.	(1,681)	(626,391)	63.3
Kirby Corp.	(1,303)	(106,168)	10.7
Kite Realty Group Trust	(34,832)	(796,956)	80.5
KKR & Co., Inc.	(10,764)	(639,166)	64.5
Kraft Heinz Co.	(1,610)	(58,250)	5.9
L3Harris Technologies, Inc.	(3,766)	(713,619)	72.1
Laboratory Corp. of America Holdings	(3,215)	(687,785)	69.5
Lam Research Corp.	(836)	(600,658)	60.7
Lancaster Colony Corp.	(1,955)	(376,592)	38.0
Lantheus Holdings, Inc.	(8,991)	(777,632)	78.5
Las Vegas Sands Corp.	(18,854)	(1,127,658)	113.9
Levi Strauss & Co., Class A	(29,925)	(450,970)	45.5
Lincoln Electric Holdings, Inc.	(267)	(53,590)	5.4
Linde PLC	(84)	(32,816)	3.3
Littelfuse, Inc.	(1,259)	(383,491)	38.7
LKQ Corp.	(456)	(24,984)	2.5
Loews Corp.	(31,229)	(1,956,497)	197.6
Lowe’s Cos, Inc.	(2,276)	(533,199)	53.8
LPL Financial Holdings, Inc.	(563)	(129,130)	13.0
Madison Square Garden Sports Corp.	(3,062)	(651,440)	65.8
Magnolia Oil & Gas Corp., Class A	(1,165)	(25,805)	2.6
ManpowerGroup, Inc.	(1,085)	(85,585)	8.6
Maravai LifeSciences Holdings, Inc., Class A	(74,826)	(846,282)	85.5
Markel Group, Inc.	(404)	(585,683)	59.1
Marriott International, Inc., Class A	(14,307)	(2,887,296)	291.6
Marvell Technology, Inc.	(374)	(24,359)	2.5
Masimo Corp.	(1,284)	(157,033)	15.9
Matador Resources Co.	(467)	(25,979)	2.6
Maximus, Inc.	(48,857)	(4,092,262)	413.2
Medpace Holdings, Inc.	(3,129)	(792,169)	80.0

S C H E D U L E O F I N V E S T M E N T S	94

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Merck & Co., Inc.	(8,585)	$(915,590)	92.5%
Meritage Homes Corp.	(2,880)	(428,976)	43.3
MicroStrategy, Inc., Class A	(2,612)	(1,143,743)	115.5
MKS Instruments, Inc.	(13,798)	(1,506,328)	152.1
Molina Healthcare, Inc.	(1,672)	(509,107)	51.4
Molson Coors Beverage Co., Class B	(9,922)	(692,258)	69.9
Monday.com Ltd.	(171)	(30,913)	3.1
MongoDB, Inc., Class A	(1,440)	(609,696)	61.6
Monolithic Power Systems, Inc.	(263)	(147,146)	14.9
Monster Beverage Corp.	(15,269)	(877,815)	88.6
Morgan Stanley	(19,293)	(1,766,467)	178.4
Mosaic Co.	(6,346)	(258,663)	26.1
Motorola Solutions, Inc.	(4,538)	(1,300,727)	131.4
MSC Industrial Direct Co., Inc., Class A	(554)	(55,910)	5.6
Mueller Industries, Inc	(3,586)	(290,681)	29.4
National Storage Affiliates Trust	(17,004)	(574,565)	58.0
Neogen Corp.	(2,644)	(61,314)	6.2
New Fortress Energy, Inc.	(4,340)	(123,907)	12.5
New York Community Bancorp, Inc.	(95,258)	(1,321,228)	133.4
New York Times Co.	(6,416)	(261,516)	26.4
Newell Brands, Inc.	(57,134)	(637,615)	64.4
News Corp., Class A	(92,515)	(1,833,647)	185.2
NextEra Energy, Inc.	(2,869)	(210,298)	21.2
NEXTracker, Inc., Class A	(14,805)	(626,992)	63.3
NIKE, Inc., Class B	(935)	(103,215)	10.4
NNN REIT, Inc.	(1,933)	(82,500)	8.3
Noble Corp. PLC	(11,474)	(599,746)	60.6
Nordson Corp.	(208)	(52,335)	5.3
Novanta, Inc.	(14,157)	(2,504,373)	252.9
Novocure Ltd.	(415)	(13,546)	1.4
nVent Electric PLC	(29,231)	(1,545,735)	156.1
OGE Energy Corp.	(33,802)	(1,221,942)	123.4
Old Dominion Freight Line, Inc.	(759)	(318,393)	32.2
Old Republic International Corp.	(21,480)	(592,204)	59.8
Olin Corp.	(5,922)	(341,581)	34.5
Omega Healthcare Investors, Inc.	(10,228)	(326,273)	32.9
Omnicom Group, Inc.	(41,456)	(3,508,007)	354.2
ON Semiconductor Corp.	(9,292)	(1,001,213)	101.1
ONE Gas, Inc.	(3,635)	(287,638)	29.0
Onto Innovation, Inc.	(14,657)	(1,822,158)	184.0
Option Care Health, Inc.	(14,092)	(476,028)	48.1
Oracle Corp.	(44,696)	(5,239,712)	529.1
Organon & Co.	(12,267)	(269,629)	27.2
Ormat Technologies, Inc.	(648)	(52,682)	5.3
Packaging Corp. of America	(351)	(53,826)	5.4
Palantir Technologies, Inc.	(33,751)	(669,620)	67.6
Paycom Software, Inc.	(706)	(260,345)	26.3
Pentair PLC	(7,216)	(501,512)	50.6
Penumbra, Inc.	(532)	(161,388)	16.3
Performance Food Group Co.	(9,778)	(584,333)	59.0
Permian Resources Corp., Class A	(47,394)	(554,036)	55.9
Pfizer, Inc.	(23,088)	(832,553)	84.1
PG&E Corp.	(4,616)	(81,288)	8.2
Pinnacle West Capital Corp.	(9,578)	(793,250)	80.1
PNC Financial Services Group, Inc.	(4,811)	(658,578)	66.5
Pool Corp.	(492)	(189,292)	19.1
Portland General Electric Co.	(419)	(19,974)	2.0
PPG Industries, Inc.	(6,461)	(929,738)	93.9
Primerica, Inc.	(2,219)	(471,981)	47.7
Principal Financial Group, Inc.	(1,957)	(156,306)	15.8
Procore Technologies, Inc.	(5,407)	(410,121)	41.4
Progressive Corp.	(43,244)	(5,447,879)	550.1

Security	Shares	Value	% of Basket Value

United States (continued)
Progyny, Inc.	(13,077)	$(546,096)	55.1%
Prologis, Inc.	(596)	(74,351)	7.5
PTC, Inc.	(550)	(80,195)	8.1
QUALCOMM, Inc.	(387)	(51,150)	5.2
Quest Diagnostics, Inc.	(4,088)	(552,738)	55.8
QuidelOrtho Corp.	(7,487)	(654,064)	66.1
R1 RCM, Inc.	(45,859)	(792,444)	80.0
Radian Group, Inc.	(10,435)	(281,015)	28.4
Rambus, Inc.	(6,217)	(389,246)	39.3
Range Resources Corp.	(15,855)	(498,323)	50.3
Raymond James Financial, Inc.	(5,442)	(599,001)	60.5
RBC Bearings, Inc.	(4,519)	(1,021,520)	103.2
Regal Rexnord Corp., Registered Shares	(3,651)	(570,213)	57.6
Repligen Corp.	(279)	(47,865)	4.8
Revvity, Inc.	(1,156)	(142,130)	14.4
Rithm Capital Corp.	(155,340)	(1,565,827)	158.1
Rivian Automotive, Inc.	(16,852)	(465,789)	47.0
RLI Corp.	(2,910)	(388,223)	39.2
Robinhood Markets, Inc.	(22,852)	(293,877)	29.7
Ross Stores, Inc.	(22,326)	(2,559,453)	258.5
Ryan Specialty Holdings, Inc., Class A	(29,025)	(1,257,943)	127.0
Ryman Hospitality Properties, Inc.	(2,643)	(251,851)	25.4
Salesforce, Inc.	(1,760)	(396,018)	40.0
Samsara, Inc., Class A	(11,373)	(317,762)	32.1
Sealed Air Corp.	(17,437)	(795,476)	80.3
Selective Insurance Group, Inc.	(4,151)	(428,342)	43.3
SentinelOne, Inc.	(99,245)	(1,654,414)	167.1
Shoals Technologies Group, Inc., Class A	(20,032)	(520,031)	52.5
Shockwave Medical, Inc.	(1,241)	(323,405)	32.7
Skyworks Solutions, Inc.	(3,146)	(359,808)	36.3
SLM Corp.	(30,623)	(495,480)	50.0
Snowflake, Inc.	(9,118)	(1,620,360)	163.6
SolarEdge Technologies, Inc.	(5,130)	(1,238,690)	125.1
Sonoco Products Co.	(3)	(176)	0.0
Southern Co.	(37,419)	(2,706,890)	273.3
SouthState Corp.	(15,850)	(1,231,069)	124.3
Southwest Gas Holdings, Inc.	(7,587)	(500,287)	50.5
SPS Commerce, Inc.	(2,902)	(523,492)	52.9
SS&C Technologies Holdings, Inc.	(35,035)	(2,040,789)	206.1
STAG Industrial, Inc.	(39,500)	(1,433,850)	144.8
Starbucks Corp.	(5,731)	(582,098)	58.8
Starwood Property Trust, Inc	(9,077)	(188,257)	19.0
Stellantis NV	(176,106)	(3,685,691)	372.2
STERIS PLC	(1,639)	(369,676)	37.3
Stifel Financial Corp.	(3,465)	(220,166)	22.2
Super Micro Computer, Inc.	(1,911)	(631,146)	63.7
Surgery Partners, Inc.	(7,509)	(290,073)	29.3
Sysco Corp.	(14,293)	(1,090,699)	110.1
Take-Two Interactive Software, Inc.	(8,906)	(1,362,084)	137.5
Teleflex, Inc.	(92)	(23,108)	2.3
Tenable Holdings, Inc.	(3,197)	(155,566)	15.7
Terreno Realty Corp.	(785)	(46,582)	4.7
Tesla, Inc.	(4,695)	(1,255,584)	126.8
Tetra Tech, Inc.	(350)	(59,223)	6.0
Texas Instruments, Inc.	(13,888)	(2,499,840)	252.4
TG Therapeutics, Inc.	(11,294)	(233,673)	23.6
Thor Industries, Inc.	(402)	(46,427)	4.7
Toast, Inc.	(4,626)	(102,096)	10.3
Toro Co.	(4,669)	(474,604)	47.9
Trade Desk, Inc., Class A	(19,592)	(1,787,966)	180.6
Tradeweb Markets, Inc., Class A	(1,443)	(118,023)	11.9
TriNet Group, Inc.	(1,739)	(182,995)	18.5

95

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Tyler Technologies, Inc.	(275)	$(109,073)	11.0%
UiPath, Inc., Class A	(48,729)	(881,020)	89.0
Under Armour, Inc., Class A	(29,961)	(241,486)	24.4
Union Pacific Corp.	(325)	(75,406)	7.6
United Parcel Service, Inc., Class B	(6,081)	(1,137,938)	114.9
United Rentals, Inc.	(524)	(243,492)	24.6
UnitedHealth Group, Inc.	(142)	(71,905)	7.3
Universal Health Services, Inc., Class B	(1,775)	(246,654)	24.9
Unum Group	(2,353)	(114,379)	11.6
Vail Resorts, Inc.	(135)	(31,791)	3.2
Valaris Ltd.	(13,255)	(1,017,984)	102.8
Valvoline, Inc.	(8,887)	(337,439)	34.1
Vaxcyte, Inc.	(9,812)	(471,565)	47.6
Verizon Communications, Inc.	(4,734)	(161,335)	16.3
Vertiv Holdings Co., Class A	(13,135)	(341,641)	34.5
Viatris, Inc.	(36,788)	(387,378)	39.1
Vontier Corp.	(15,544)	(480,776)	48.6
Voya Financial, Inc.	(3,347)	(248,548)	25.1
Warner Music Group Corp., Class A	(592)	(18,678)	1.9
Webster Financial Corp.	(24,650)	(1,166,438)	117.8
Welltower, Inc.	(24,521)	(2,014,400)	203.4
WESCO International, Inc.	(3,585)	(629,418)	63.6
Whirlpool Corp.	(992)	(143,106)	14.5
Wingstop, Inc.	(2,582)	(435,274)	44.0
Wolfspeed, Inc.	(3,813)	(251,277)	25.4
World Wrestling Entertainment, Inc., Class A	(9,542)	(1,001,910)	101.2
Wynn Resorts Ltd.	(465)	(50,676)	5.1
Xcel Energy, Inc.	(26,101)	(1,637,316)	165.3
XPO, Inc.	(10,484)	(725,912)	73.3
YETI Holdings, Inc.	(5,639)	(240,221)	24.3
Yum! Brands, Inc.	(1,661)	(228,670)	23.1
Zebra Technologies Corp., Class A	(151)	(46,502)	4.7
ZoomInfo Technologies, Inc., Class A	(26,001)	(664,846)	67.1

		(289,368,738)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(25,003)	(1,971,084)	199.0
Sartorius AG	(898)	(375,601)	37.9

Total Reference Entity — Short		(511,504,054)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(990,290)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination 04/18/2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	55,993	$463,790	(141.3)%
Aristocrat Leisure Ltd.	19,242	515,254	(157.0)
Bank of Queensland Ltd.	239,672	988,581	(301.2)
Beach Energy Ltd.	52,356	57,911	(17.6)
Charter Hall Group	70,715	553,597	(168.7)
Coles Group Ltd.	6,189	75,990	(23.1)
Commonwealth Bank of Australia	1,273	89,713	(27.3)
Flight Centre Travel Group Ltd.	47,739	760,651	(231.8)
GPT Group	33,364	99,018	(30.2)
Mineral Resources Ltd.	22,708	1,114,499	(339.6)
Mirvac Group	44,759	71,663	(21.8)
Qantas Airways Ltd.	6,469	28,423	(8.7)
QBE Insurance Group Ltd.	1,858	19,907	(6.1)
SEEK Ltd.	32,883	559,847	(170.6)
Steadfast Group Ltd.	70,685	281,670	(85.8)
Treasury Wine Estates Ltd.	112,067	861,228	(262.4)
Vicinity Ltd.	12,877	17,384	(5.3)
WiseTech Global Ltd.	6,936	406,429	(123.8)

		6,965,555

Austria
BAWAG Group AG	1,773	87,233	(26.6)
Raiffeisen Bank International AG	3,273	54,108	(16.5)

		141,341

Belgium
Elia Group SA/NV	2,950	371,330	(113.1)
Sofina SA	9,348	2,265,718	(690.3)
Solvay SA	7,806	955,373	(291.1)
Warehouses De Pauw CVA	7,658	227,005	(69.2)

		3,819,426

Bermuda
Seadrill Ltd.	6,874	336,207	(102.4)

Brazil
MercadoLibre, Inc.	461	570,741	(173.9)

Canada
B2Gold Corp.	101,243	350,734	(106.9)
Baytex Energy Corp.	73,999	298,449	(90.9)
Birchcliff Energy Ltd.	28,836	172,257	(52.5)
Bombardier, Inc., Class B	15,225	761,775	(232.1)
Brookfield Corp., Class A	8,674	303,108	(92.4)
Canada Goose Holdings, Inc.	12,796	233,399	(71.1)
Canadian Imperial Bank of Commerce	8,171	359,794	(109.6)
Canadian National Railway Co.	2,331	281,570	(85.8)

S C H E D U L E O F I N V E S T M E N T S	96

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Canadian Natural Resources Ltd.	10,518	$639,647	(194.9)%
Capital Power Corp.	2,544	79,288	(24.2)
CGI, Inc.	273	27,731	(8.4)
Descartes Systems Group, Inc.	676	52,742	(16.1)
Element Fleet Management Corp.	93,377	1,505,610	(458.7)
Emera, Inc.	5,478	222,128	(67.7)
Empire Co. Ltd.	710	19,257	(5.9)
Enbridge, Inc.	33,015	1,214,200	(369.9)
Enerplus Corp.	77,424	1,294,805	(394.5)
First Majestic Silver Corp.	136,520	910,722	(277.5)
FirstService Corp.	2,228	348,803	(106.3)
GFL Environmental, Inc.	1,274	43,487	(13.2)
Gibson Energy, Inc.	1,581	25,767	(7.9)
Gildan Activewear, Inc.	4,267	132,653	(40.4)
Imperial Oil Ltd.	9,160	493,310	(150.3)
Ivanhoe Mines Ltd., Class A	28,806	305,289	(93.0)
Lithium Americas Corp.	4,119	83,119	(25.3)
Magna International, Inc.	11,829	760,353	(231.7)
MEG Energy Corp.	26,733	476,471	(145.2)
Methanex Corp.	18,059	813,610	(247.9)
NuVista Energy Ltd.	18,891	163,116	(49.7)
RioCan REIT	44,989	683,800	(208.3)
Stantec, Inc.	46,228	3,129,403	(953.5)
Tourmaline Oil Corp.	5,805	300,740	(91.6)
TransAlta Corp.	22,216	226,516	(69.0)
West Fraser Timber Co. Ltd.	2,640	222,339	(67.7)

		16,935,992

Chile
Lundin Mining Corp.	19,490	174,197	(53.1)

China
Budweiser Brewing Co. APAC Ltd.	100,900	245,614	(74.8)

Comoros
Golar LNG Ltd.	1,232	29,716	(9.0)

Denmark
Genmab A/S	65	27,381	(8.3)
H Lundbeck A/S	8,834	44,794	(13.7)
ISS A/S	6,464	131,366	(40.0)
Jyske Bank A/S, Registered Shares	6,327	489,182	(149.1)
Novo Nordisk A/S	2,381	392,544	(119.6)

		1,085,267

Finland
Outokumpu OYJ	45,968	243,354	(74.1)

France
Aeroports de Paris	2,524	356,609	(108.7)
Air France-KLM	500,142	867,940	(264.4)
Arkema SA	4,293	472,581	(144.0)
AXA SA	80,661	2,525,386	(769.4)
Carrefour SA	109,202	2,229,456	(679.3)
Cie de Saint-Gobain	1,610	111,183	(33.9)
Cie Generale des Etablissements Michelin SCA	12,322	411,807	(125.5)
Credit Agricole SA	2,902	36,545	(11.1)
Dassault Aviation SA	1,057	210,122	(64.0)
Eiffage SA	211	22,007	(6.7)
Engie SA	168,250	2,813,128	(857.1)
Gaztransport Et Technigaz SA	9,469	1,176,946	(358.6)
Getlink SE	51	916	(0.3)

Security	Shares	Value	% of Basket Value

France (continued)
Hermes International	734	$1,659,274	(505.6)%
Orange SA	1,811	20,585	(6.3)
Pernod Ricard SA	176	39,268	(12.0)
Renault SA	2,421	106,444	(32.4)
Rexel SA	5,549	134,648	(41.0)
Safran SA	2,001	338,781	(103.2)
Societe Generale SA	9,024	249,218	(75.9)
Teleperformance	3,178	468,836	(142.8)
Valeo	2,206	50,477	(15.4)
Vallourec SA	3,540	47,184	(14.4)
Veolia Environnement SA	107,056	3,562,309	(1,085.4)
Wendel SE	2,951	298,008	(90.8)

		18,209,658

Germany
Allianz SE	1,088	263,158	(80.2)
Beiersdorf AG	3,003	391,380	(119.2)
Carl Zeiss Meditec AG	376	44,504	(13.5)
Commerzbank AG	46,885	573,670	(174.8)
Covestro AG	9,676	530,831	(161.7)
Deutsche Bank AG	8,086	91,603	(27.9)
Deutsche Lufthansa AG, Registered Shares	17,273	175,737	(53.5)
Deutsche Telekom AG	1,632	35,491	(10.8)
Fraport AG Frankfurt Airport Services Worldwide	9,961	538,134	(164.0)
HUGO BOSS AG	2,517	206,368	(62.9)
Infineon Technologies AG	55,257	2,460,272	(749.6)
KION Group AG	535	22,529	(6.9)
Knorr-Bremse AG	14,833	1,067,236	(325.2)
Mercedes-Benz Group AG	20,060	1,630,464	(496.8)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	120	45,588	(13.9)
Nemetschek SE	6,958	517,266	(157.6)
RWE AG	10,629	467,778	(142.5)
Siemens AG	10,897	1,896,265	(577.8)
Siemens Energy AG	20,520	355,486	(108.3)
SMA Solar Technology AG	1,266	121,839	(37.1)
TeamViewer SE	4,951	85,572	(26.1)
thyssenkrupp AG	141,569	1,149,987	(350.4)
Volkswagen AG	132	21,586	(6.6)

		12,692,744

Hong Kong
Futu Holdings Ltd., ADR	7,833	471,547	(143.7)
Hang Lung Properties Ltd.	129,000	200,920	(61.2)
Hongkong Land Holdings Ltd.	85,700	305,410	(93.0)
Link REIT	45,300	254,124	(77.4)
New World Development Co. Ltd.	1,331,000	3,285,030	(1,000.9)
Swire Pacific Ltd., Class A	35,000	292,007	(89.0)
Swire Properties Ltd.	153,600	384,675	(117.2)

		5,193,713

Ireland
AerCap Holdings NV	658	41,987	(12.8)
AIB Group PLC	5,305	25,242	(7.7)
Bank of Ireland Group PLC	2,906	30,586	(9.3)
CRH PLC	39,170	2,340,562	(713.1)
Kerry Group PLC	13,435	1,347,667	(410.6)
Ryanair Holdings PLC	45,134	794,787	(242.2)

		4,580,831

97

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel
Nice Ltd.	180	$39,671	(12.1)%
Nova Ltd.	406	50,320	(15.3)
Wix.com Ltd.	1,906	179,774	(54.8)

		269,765

Italy
A2A SpA	146,150	284,856	(86.8)
Banco BPM SpA	22,096	113,007	(34.4)
Ferrari NV	308	100,967	(30.8)
FinecoBank Banca Fineco SpA	13,234	209,898	(64.0)
Intesa Sanpaolo SpA	26,545	76,571	(23.3)
Mediobanca Banca di Credito Finanziario SpA	96,887	1,318,366	(401.7)
Moncler SpA	17,953	1,324,161	(403.4)
Recordati Industria Chimica e Farmaceutica SpA	2,584	136,189	(41.5)
Snam SpA	140,814	756,581	(230.5)

		4,320,596

Japan
Aeon Co. Ltd.	7,200	159,424	(48.6)
Amada Co. Ltd.	8,600	85,800	(26.1)
Aozora Bank Ltd.	4,600	94,602	(28.8)
Asahi Kasei Corp.	5,200	35,437	(10.8)
Astellas Pharma, Inc.	41,600	622,412	(189.6)
Brother Industries Ltd.	33,600	535,916	(163.3)
Cosmo Energy Holdings Co. Ltd.	800	25,008	(7.6)
CyberAgent, Inc.	185,600	1,199,282	(365.4)
Daiichi Sankyo Co. Ltd.	9,000	282,309	(86.0)
DMG Mori Co. Ltd.	3,400	58,341	(17.8)
FUJIFILM Holdings Corp.	7,700	457,767	(139.5)
Fujitsu Ltd.	2,700	355,088	(108.2)
Hitachi Construction Machinery Co. Ltd.	1,500	45,385	(13.8)
Hitachi Ltd.	3,700	247,649	(75.5)
Honda Motor Co. Ltd.	6,900	221,899	(67.6)
Hulic Co. Ltd.	33,600	291,665	(88.9)
IHI Corp.	600	15,120	(4.6)
ITOCHU Corp.	2,000	82,091	(25.0)
Itochu Techno-Solutions Corp.	59,500	1,543,612	(470.3)
J Front Retailing Co. Ltd.	62,300	620,471	(189.1)
Japan Airport Terminal Co. Ltd.	500	23,808	(7.3)
Japan Post Holdings Co. Ltd.	63,100	470,006	(143.2)
Japan Tobacco, Inc.	14,900	335,633	(102.3)
Kakaku.com, Inc.	19,500	297,845	(90.8)
Kao Corp.	6,200	240,969	(73.4)
Kawasaki Kisen Kaisha Ltd.	19,900	612,672	(186.7)
KDDI Corp.	1,000	29,594	(9.0)
Kirin Holdings Co. Ltd.	64,400	964,605	(293.9)
Kobe Steel Ltd.	2,200	24,395	(7.4)
Koei Tecmo Holdings Co. Ltd.	1,800	31,522	(9.6)
Komatsu Ltd.	2,000	56,446	(17.2)
Konica Minolta, Inc.	55,200	209,242	(63.8)
Kubota Corp.	62,000	953,555	(290.5)
Kuraray Co. Ltd.	50,500	518,274	(157.9)
Kurita Water Industries Ltd.	1,700	69,003	(21.0)
Kyowa Kirin Co. Ltd.	12,600	246,280	(75.0)
Lasertec Corp.	300	46,478	(14.2)
Lawson, Inc.	12,700	650,974	(198.3)
M3, Inc.	2,700	63,879	(19.5)
MISUMI Group, Inc.	3,600	67,532	(20.6)
Mitsubishi Corp.	6,800	351,232	(107.0)
Mitsubishi Chemical Group Corp.	169,700	1,038,648	(316.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	48,900	$612,004	(186.5)%
Mitsubishi Gas Chemical Co., Inc.	18,000	276,404	(84.2)
Mitsubishi HC Capital, Inc.	14,800	98,705	(30.1)
Mitsubishi Heavy Industries Ltd.	3,000	145,539	(44.3)
Mitsubishi Motors Corp.	9,600	38,966	(11.9)
Mitsubishi UFJ Financial Group, Inc.	141,000	1,144,582	(348.7)
Mitsui & Co. Ltd.	2,800	110,411	(33.6)
Mitsui Fudosan Co. Ltd.	35,300	737,702	(224.8)
Mizuho Financial Group, Inc.	33,900	582,125	(177.4)
Nabtesco Corp.	12,500	270,979	(82.6)
Nexon Co. Ltd.	5,600	109,462	(33.4)
NIDEC Corp.	800	47,949	(14.6)
Nikon Corp.	32,600	441,005	(134.4)
Nintendo Co. Ltd.	1,300	60,116	(18.3)
NIPPON EXPRESS HOLDINGS, Inc.	2,900	172,328	(52.5)
Nippon Paint Holdings Co. Ltd.	2,200	20,586	(6.3)
Nippon Shinyaku Co. Ltd.	7,300	301,399	(91.8)
Nippon Telegraph & Telephone Corp.	329,400	384,294	(117.1)
Nippon Yusen KK	18,500	455,589	(138.8)
Nissan Motor Co. Ltd.	34,100	152,796	(46.6)
Nissin Foods Holdings Co. Ltd.	1,400	120,830	(36.8)
Nomura Real Estate Holdings, Inc.	800	20,004	(6.1)
NSK Ltd.	246,800	1,633,862	(497.8)
Obic Co. Ltd.	3,400	568,870	(173.3)
Olympus Corp.	46,700	777,293	(236.8)
Ono Pharmaceutical Co. Ltd.	1,700	31,261	(9.5)
Open House Group Co. Ltd.	2,200	84,143	(25.6)
Oracle Corp. Japan	15,000	1,077,060	(328.2)
ORIX Corp.	9,600	186,763	(56.9)
Otsuka Holdings Co. Ltd.	13,400	504,394	(153.7)
Panasonic Holdings Corp.	1,800	22,399	(6.8)
Recruit Holdings Co. Ltd.	12,200	432,345	(131.7)
Resona Holdings, Inc.	69,200	380,787	(116.0)
Ricoh Co. Ltd.	109,900	1,000,185	(304.7)
Sanrio Co. Ltd.	5,700	271,172	(82.6)
SCSK Corp.	16,500	280,554	(85.5)
Sega Sammy Holdings, Inc.	8,000	178,871	(54.5)
Seiko Epson Corp.	28,400	477,037	(145.3)
Sekisui House Ltd.	53,600	1,113,489	(339.3)
Shimizu Corp.	62,500	440,043	(134.1)
Shionogi & Co. Ltd.	12,400	523,974	(159.6)
Socionext, Inc.	1,500	181,301	(55.2)
Subaru Corp.	6,900	133,675	(40.7)
Sumitomo Chemical Co. Ltd.	74,700	235,759	(71.8)
Sumitomo Realty & Development Co. Ltd.	1,700	46,573	(14.2)
Suntory Beverage & Food Ltd.	6,500	233,551	(71.2)
Takashimaya Co. Ltd.	1,700	24,943	(7.6)
TIS, Inc.	1,100	27,900	(8.5)
Toho Co. Ltd.	6,100	243,548	(74.2)
Tokio Marine Holdings, Inc.	23,600	542,957	(165.4)
Tokyo Electron Ltd.	500	76,761	(23.4)
Tokyo Ohka Kogyo Co. Ltd.	5,100	329,628	(100.4)
Tokyo Tatemono Co. Ltd.	45,100	614,329	(187.2)
TOPPAN, Inc.	900	21,554	(6.6)
Toyota Industries Corp.	1,600	118,349	(36.1)
Toyota Motor Corp.	72,800	1,247,200	(380.0)
Tsuruha Holdings, Inc.	19,700	1,548,798	(471.9)
Ulvac, Inc.	12,900	567,226	(172.8)

S C H E D U L E O F I N V E S T M E N T S	98

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Corp.	700	$27,747	(8.5)%
ZOZO, Inc.	30,900	617,833	(188.2)

		37,409,779

Luxembourg
ArcelorMittal SA	86,854	2,565,464	(781.7)

Macau
Galaxy Entertainment Group Ltd.	45,000	327,843	(99.9)
Wynn Macau Ltd.	404,000	421,681	(128.5)

		749,524

Netherlands
ABN AMRO Bank NV, CVA	7,906	137,382	(41.9)
ASR Nederland NV	4,103	186,805	(56.9)
ING Groep NV	3,845	56,264	(17.1)
Koninklijke Vopak NV	13,322	513,843	(156.6)
NN Group NV	4,720	183,426	(55.9)
Wolters Kluwer NV	727	93,332	(28.4)

		1,171,052

New Zealand
a2 Milk Co. Ltd.	86,566	302,678	(92.2)
Xero Ltd.	484	40,421	(12.3)

		343,099

Norway
Aker BP ASA	43,333	1,224,747	(373.1)
Equinor ASA	11,422	350,593	(106.8)
Gjensidige Forsikring ASA	27,237	434,098	(132.3)
Kongsberg Gruppen ASA	20,844	913,453	(278.3)
Var Energi ASA	164,267	506,967	(154.5)

		3,429,858

Singapore
City Developments Ltd.	86,000	481,398	(146.7)
Mapletree Pan Asia Commercial Trust	238,300	297,888	(90.7)
Sea Ltd., ADR	7,469	496,838	(151.4)
Singapore Airlines Ltd.	99,200	565,489	(172.3)

		1,841,613

Spain
Aena SME SA	1,559	251,413	(76.6)
Banco Bilbao Vizcaya Argentaria SA	155,071	1,247,345	(380.0)
Banco de Sabadell SA	317,124	399,629	(121.8)
Banco Santander SA	50,241	204,498	(62.3)
Bankinter SA	46,598	307,757	(93.8)
CaixaBank SA	155,851	639,220	(194.8)
EDP Renovaveis SA	43,245	845,252	(257.5)
Fluidra SA	33,301	750,931	(228.8)
Grifols SA	2,973	44,620	(13.6)
Repsol SA	23,126	353,167	(107.6)

		5,043,832

Sweden
Atlas Copco AB, B Shares	39,038	495,698	(151.0)
Beijer Ref AB, Class B	22,586	315,182	(96.0)
Electrolux AB	19,198	240,690	(73.3)
Elekta AB, B Shares	25,331	210,864	(64.3)
Fastighets AB Balder, Class B	6,773	32,497	(9.9)
Getinge AB, B Shares	15,240	291,456	(88.8)
Industrivarden AB, C Shares	30,874	898,444	(273.8)
Indutrade AB	1,724	37,193	(11.3)
L E Lundbergforetagen AB, B Shares	1,915	86,658	(26.4)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Nibe Industrier AB, B Shares	2,230	$20,378	(6.2)%
Swedbank AB	6,179	113,539	(34.6)
Volvo Car AB	10,786	54,692	(16.7)

		2,797,291

United Kingdom
Ashtead Group PLC	378	28,030	(8.5)
Auto Trader Group PLC	43,008	362,932	(110.6)
Barclays PLC	304,246	611,082	(186.2)
Bellway PLC	1,524	44,085	(13.4)
British American Tobacco PLC	18,181	622,606	(189.7)
British Land Co. PLC	76,244	336,719	(102.6)
Burberry Group PLC	1,936	56,115	(17.1)
Diploma PLC	391	16,548	(5.0)
Drax Group PLC	56,482	444,107	(135.3)
easyJet PLC	202,900	1,198,156	(365.1)
Harbour Energy PLC	20,111	68,971	(21.0)
IMI PLC	7,080	148,091	(45.1)
Inchcape PLC	26,092	279,131	(85.1)
Indivior PLC	15,489	355,040	(108.2)
International Consolidated Airlines Group SA	252,610	556,628	(169.6)
ITV PLC	411,768	389,147	(118.6)
J Sainsbury PLC	128,264	464,544	(141.5)
Kingfisher PLC	20,825	66,707	(20.3)
Land Securities Group PLC	2,686	22,705	(6.9)
Lloyds Banking Group PLC	334,855	194,196	(59.2)
London Stock Exchange Group PLC	596	65,932	(20.1)
Man Group PLC	19,464	59,621	(18.2)
Marks & Spencer Group PLC	56,707	151,041	(46.0)
NatWest Group PLC	8,918	28,532	(8.7)
Next PLC	607	55,384	(16.9)
Pennon Group PLC	21,365	196,605	(59.9)
Phoenix Group Holdings PLC	53,009	379,707	(115.7)
RS GROUP PLC	6,239	63,105	(19.2)
Sage Group PLC	14,200	171,050	(52.1)
Segro PLC	20,834	207,662	(63.3)
Smiths Group PLC	93,629	2,072,101	(631.3)
Spectris PLC	2,135	96,620	(29.4)
SSE PLC	10,068	219,639	(66.9)
Standard Chartered PLC	1,929	18,854	(5.7)
Tate & Lyle PLC	19,928	192,013	(58.5)
Tesco PLC	59,303	199,840	(60.9)
Tritax Big Box REIT PLC	329,569	594,512	(181.1)
UNITE Group PLC	3,938	50,044	(15.3)
United Utilities Group PLC	39,587	516,856	(157.5)
Vodafone Group PLC	547,574	529,264	(161.3)
WPP PLC	28,013	306,456	(93.4)

		12,440,378

United States
3M Co.	701	78,162	(23.8)
A O Smith Corp.	2,372	172,278	(52.5)
Acadia Healthcare Co., Inc.	770	60,853	(18.5)
Acuity Brands, Inc.	307	50,729	(15.5)
Adient PLC	593	25,238	(7.7)
Adobe, Inc	416	227,207	(69.2)
Advanced Drainage Systems, Inc.	1,580	192,744	(58.7)
AECOM	1,284	111,708	(34.0)
AES Corp.	4,274	92,447	(28.2)
Affiliated Managers Group, Inc.	1,485	205,880	(62.7)
Agilent Technologies, Inc.	11,613	1,414,115	(430.9)
Akamai Technologies, Inc.	6,723	635,324	(193.6)

99

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Alaska Air Group, Inc.	17,427	$847,475	(258.2)%
Alcoa Corp.	33,375	1,207,841	(368.0)
Align Technology, Inc.	2,830	1,069,429	(325.8)
Alkermes PLC	1,386	40,582	(12.4)
Allegion PLC	782	91,385	(27.8)
Allstate Corp.	3,816	429,987	(131.0)
Alphabet, Inc., Class A	2,063	273,801	(83.4)
Amazon.com, Inc.	45,788	6,120,940	(1,865.0)
Ameren Corp.	953	81,644	(24.9)
American Airlines Group, Inc.	8,761	146,747	(44.7)
American Financial Group, Inc.	1,241	150,918	(46.0)
American Homes 4 Rent, Class A	6,375	238,935	(72.8)
American Tower Corp.	1,154	219,618	(66.9)
AMETEK, Inc.	4,513	715,762	(218.1)
Amgen, Inc.	1,566	366,679	(111.7)
AMN Healthcare Services, Inc	1,930	206,800	(63.0)
ANSYS, Inc.	1,564	535,044	(163.0)
Applied Materials, Inc.	14,442	2,189,263	(667.0)
Armstrong World Industries, Inc.	3,416	264,262	(80.5)
Arrow Electronics, Inc.	2,902	413,651	(126.0)
Asbury Automotive Group, Inc.	158	35,645	(10.9)
Ashland, Inc.	1,799	164,357	(50.1)
Atkore, Inc.	535	84,888	(25.9)
Atlassian Corp. Ltd., Class A	1,264	229,972	(70.1)
Autodesk, Inc.	120	25,439	(7.8)
AutoNation, Inc.	4,178	672,574	(204.9)
Avis Budget Group, Inc.	1,031	227,119	(69.2)
AZEK Co., Inc., Class A	1,693	52,822	(16.1)
Bank of America Corp.	28,036	897,152	(273.3)
Bank OZK	2,149	93,976	(28.6)
Beacon Roofing Supply, Inc.	5,493	470,585	(143.4)
Best Buy Co., Inc.	8,958	743,962	(226.7)
BioMarin Pharmaceutical, Inc.	4,235	372,384	(113.5)
Block, Inc.	13,741	1,106,563	(337.2)
Boeing Co.	1,681	401,507	(122.3)
Box, Inc., Class A	19,966	623,938	(190.1)
Boyd Gaming Corp.	11,703	799,549	(243.6)
Brighthouse Financial, Inc.	26,039	1,357,413	(413.6)
Bristol-Myers Squibb Co.	35,526	2,209,362	(673.2)
Brixmor Property Group, Inc.	1,239	28,175	(8.6)
BRP, Inc.	8,101	744,840	(226.9)
Bruker Corp.	245	16,836	(5.1)
Brunswick Corp.	245	21,146	(6.4)
Builders FirstSource, Inc.	3,075	444,122	(135.3)
CACI International, Inc. Class A	178	62,378	(19.0)
Cadence Design Systems, Inc.	4,578	1,071,298	(326.4)
Caesars Entertainment, Inc.	3,147	185,736	(56.6)
Camden Property Trust	4,978	543,050	(165.5)
Carlisle Cos., Inc.	420	116,424	(35.5)
Carmax, Inc.	1,138	94,010	(28.6)
Carnival Corp.	1,231	23,192	(7.1)
Carnival PLC	55,997	966,270	(294.4)
Caterpillar, Inc.	1,791	474,919	(144.7)
Charter Communications, Inc., Class A	640	259,322	(79.0)
Chemed Corp.	1,528	796,226	(242.6)
Cheniere Energy, Inc.	1,135	183,711	(56.0)
Chevron Corp.	2,555	418,151	(127.4)
Chewy, Inc., Class A	8,919	302,354	(92.1)
Chubb Ltd.	61	12,469	(3.8)
Church & Dwight Co., Inc.	1,568	150,011	(45.7)
Ciena Corp.	5,094	214,967	(65.5)
Cintas Corp	3,559	1,786,760	(544.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Cirrus Logic, Inc.	479	$38,703	(11.8)%
Citigroup, Inc.	4,137	197,169	(60.1)
Citizens Financial Group, Inc.	7,237	233,466	(71.1)
Clean Harbors, Inc.	1,545	256,872	(78.3)
Cleveland-Cliffs, Inc.	20,481	361,490	(110.1)
Clorox Co.	4,557	690,294	(210.3)
CMS Energy Corp.	2,159	131,850	(40.2)
Coca-Cola Co.	26,936	1,668,146	(508.3)
Colgate-Palmolive Co.	32,975	2,514,673	(766.2)
Comerica, Inc.	11,181	603,327	(183.8)
Concentrix Corp.	681	56,686	(17.3)
ConocoPhillips	15,157	1,784,282	(543.6)
Copart, Inc.	1,859	164,317	(50.1)
Costco Wholesale Corp.	1,703	954,821	(290.9)
Crowdstrike Holdings, Inc., Class A	138	22,309	(6.8)
CSX Corp.	34,622	1,153,605	(351.5)
CubeSmart	2,398	103,977	(31.7)
Cummins, Inc.	1,072	279,578	(85.2)
Curtiss-Wright Corp.	3,171	606,803	(184.9)
CVS Health Corp.	34,638	2,587,112	(788.3)
Danaher Corp.	93	23,721	(7.2)
Darling Ingredients, Inc.	382	26,454	(8.1)
Deere & Co.	6,487	2,786,815	(849.1)
Dell Technologies, Inc.	3,287	173,948	(53.0)
Delta Air Lines, Inc.	6,014	278,208	(84.8)
Devon Energy Corp.	16,087	868,698	(264.7)
Dexcom, Inc.	1,332	165,914	(50.6)
DISH Network Corp., Class A	8,862	70,276	(21.4)
DocuSign, Inc., Class A	17,119	921,345	(280.7)
Dolby Laboratories, Inc., Class A	964	85,420	(26.0)
Domino’s Pizza, Inc.	3,112	1,234,655	(376.2)
DR Horton, Inc.	5,626	714,615	(217.7)
Dropbox, Inc.	39,012	1,051,373	(320.3)
DTE Energy Co.	1,588	181,508	(55.3)
DuPont de Nemours, Inc.	6,036	468,575	(142.8)
EastGroup Properties, Inc.	158	27,994	(8.5)
Eastman Chemical Co.	631	54,001	(16.5)
eBay, Inc.	5,828	259,404	(79.0)
Elastic NV	1,644	109,244	(33.3)
Elevance Health, Inc.	95	44,805	(13.7)
EMCOR Group, Inc.	2,157	463,841	(141.3)
Ensign Group, Inc.	720	69,746	(21.2)
EOG Resources, Inc.	11,024	1,461,011	(445.1)
EPAM Systems, Inc.	473	112,011	(34.1)
Equity LifeStyle Properties, Inc.	2,429	172,896	(52.7)
Equity Residential	21,432	1,413,226	(430.6)
Essex Property Trust, Inc.	432	105,214	(32.1)
Etsy, Inc.	6,843	695,591	(211.9)
Evercore, Inc., Class A	450	60,777	(18.5)
Everest Group Ltd.	237	85,441	(26.0)
Exact Sciences Corp.	3,522	343,536	(104.7)
Experian PLC	4,407	172,778	(52.6)
Exxon Mobil Corp.	4,719	506,066	(154.2)
Fair Isaac Corp.	1,388	1,163,102	(354.4)
FedEx Corp.	3,983	1,075,211	(327.6)
Fidelity National Information Services, Inc.	2,196	132,594	(40.4)
First American Financial Corp.	3,055	193,626	(59.0)
Five9, Inc.	1,673	146,806	(44.7)
FleetCor Technologies, Inc.	482	119,975	(36.6)
Flex Ltd.	15,955	436,529	(133.0)
Flowserve Corp.	2,728	103,009	(31.4)
Fluor Corp.	39,831	1,233,964	(376.0)

S C H E D U L E O F I N V E S T M E N T S	100

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Fortinet, Inc.	346	$26,891	(8.2)%
Fox Corp., Class A	12,459	416,754	(127.0)
Franklin Resources, Inc.	1,839	53,772	(16.4)
Gap, Inc.	67,452	694,756	(211.7)
Gartner, Inc.	185	65,414	(19.9)
Generac Holdings, Inc.	808	124,190	(37.8)
General Motors Co.	64,527	2,475,901	(754.4)
Global Payments, Inc.	8,310	916,177	(279.1)
Globus Medical, Inc.	2,364	142,478	(43.4)
GoDaddy, Inc., Class A	8,330	642,160	(195.7)
GraCo., Inc.	7,668	608,302	(185.3)
GSK PLC	27,698	496,067	(151.1)
Guidewire Software, Inc.	3,784	320,959	(97.8)
Halliburton Co.	25,281	987,981	(301.0)
Halozyme Therapeutics, Inc.	5,723	245,860	(74.9)
Harley-Davidson, Inc.	8,408	324,633	(98.9)
Helmerich & Payne, Inc.	13,574	607,708	(185.2)
Hewlett Packard Enterprise Co.	29,867	519,088	(158.2)
Hilton Grand Vacations, Inc.	940	43,710	(13.3)
Honeywell International, Inc.	15,602	3,028,816	(922.8)
Hormel Foods Corp.	488	19,949	(6.1)
HP, Inc.	53,611	1,760,049	(536.3)
Hubbell, Inc., Class B	170	53,040	(16.2)
HubSpot, Inc.	49	28,447	(8.7)
Humana, Inc.	132	60,302	(18.4)
IDEXX Laboratories, Inc.	2,512	1,393,482	(424.6)
Illinois Tool Works, Inc.	278	73,203	(22.3)
Inari Medical, Inc.	2,609	148,896	(45.4)
Incyte Corp.	1,413	90,036	(27.4)
Independence Realty Trust, Inc.	9,567	163,022	(49.7)
Insperity, Inc.	3,216	378,362	(115.3)
Intel Corp.	23,222	830,651	(253.1)
InterCo.ntinental Exchange, Inc.	401	46,035	(14.0)
InvesCo. Ltd.	6,529	109,687	(33.4)
Invitation Homes, Inc.	3,649	129,540	(39.5)
Ionis Pharmaceuticals, Inc.	1,353	56,055	(17.1)
Iridium Co.mmunications, Inc.	273	14,346	(4.4)
ITT, Inc.	374	37,250	(11.3)
J M Smucker Co.	620	93,403	(28.5)
Jabil, Inc.	1,336	147,855	(45.0)
Jack Henry & Associates, Inc.	2,206	369,659	(112.6)
Jazz Pharmaceuticals PLC	4,633	604,236	(184.1)
Johnson & Johnson	2,832	474,445	(144.6)
Jones Lang LaSalle, Inc.	1,664	277,139	(84.4)
KeyCorp.	16,070	197,822	(60.3)
Keysight Technologies, Inc.	8,302	1,337,286	(407.4)
Kimberly-Clark Corp.	762	98,374	(30.0)
KLA Corp.	515	264,684	(80.6)
Kroger Co.	16,607	807,764	(246.1)
Lamar Advertising Co., Class A	564	55,667	(17.0)
Lattice SemiCo.nductor Corp.	2,735	248,721	(75.8)
Lear Corp.	1,294	200,259	(61.0)
Leidos Holdings, Inc.	2,133	199,499	(60.8)
Lennar Corp., Class A	1,130	143,318	(43.7)
Liberty Broadband Corp., Class C	6,179	550,734	(167.8)
Liberty Media Corp.-Liberty Formula One, Class C	1,247	90,532	(27.6)
Liberty Media Corp.-Liberty SiriusXM, Class C	1,520	48,382	(14.7)
Light & Wonder, Inc.	2,884	202,745	(61.8)
LinCo.ln National Corp.	11,717	328,545	(100.1)
Live Nation Entertainment, Inc.	4,019	352,667	(107.5)
Livent Corp.	1,213	29,864	(9.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Lockheed Martin Corp.	170	$75,883	(23.1)%
Lululemon Athletica, Inc.	804	304,338	(92.7)
Lyft, Inc.	107,919	1,371,650	(417.9)
LyondellBasell Industries NV, Class A	2,525	249,622	(76.1)
Macy’s, Inc.	5,080	84,277	(25.7)
Manhattan Associates, Inc.	11,033	2,103,110	(640.8)
Marathon Oil Corp.	22,490	590,812	(180.0)
Marathon Petroleum Corp.	7,037	936,062	(285.2)
Marriott Vacations Worldwide Corp.	7,181	922,830	(281.2)
Marsh & McLennan Co.s, Inc.	6,872	1,294,822	(394.5)
Martin Marietta Materials, Inc.	2,690	1,200,977	(365.9)
MasCo. Corp.	5,841	354,432	(108.0)
MasTec, Inc.	1,744	205,356	(62.6)
Mastercard, Inc.	9,067	3,574,937	(1,089.2)
Match Group, Inc.	4,728	219,899	(67.0)
McCo.rmick & Co., Inc.	256	22,907	(7.0)
McKesson Corp.	2,693	1,083,663	(330.2)
Meta Platforms, Inc., Class A	2,072	660,139	(201.1)
MetLife, Inc.	8,803	554,325	(168.9)
Mettler-Toledo International, Inc.	243	305,565	(93.1)
MGM Resorts International	15,634	793,738	(241.8)
Microchip Technology, Inc.	8,903	836,348	(254.8)
Mid-America Apartment Co.mmunities, Inc.	185	27,687	(8.4)
Mohawk Industries, Inc.	11,595	1,233,012	(375.7)
Moody’s Corp.	8,668	3,057,637	(931.6)
MP Materials Corp.	2,928	69,833	(21.3)
MSCI, Inc., Class A	2,445	1,340,056	(408.3)
Murphy Oil Corp.	1,495	64,689	(19.7)
Murphy USA, Inc.	507	155,664	(47.4)
Nasdaq, Inc.	11,624	586,896	(178.8)
Natera, Inc.	398	17,998	(5.5)
NCR Corp.	3,802	102,198	(31.1)
NetApp, Inc.	7,721	602,315	(183.5)
Netflix, Inc.	1,326	582,074	(177.3)
New Relic, Inc.	10,413	874,484	(266.4)
Norfolk Southern Corp.	5,188	1,211,865	(369.2)
Northrop Grumman Corp.	106	47,170	(14.4)
NOV, Inc.	1,566	31,445	(9.6)
NRG Energy, Inc.	3,970	150,820	(46.0)
Nutanix, Inc.	8,757	264,461	(80.6)
Occidental Petroleum Corp.	10,492	662,360	(201.8)
Okta, Inc.	523	40,198	(12.2)
Ollie’s Bargain Outlet Holdings, Inc.	2,044	148,967	(45.4)
OneMain Holdings, Inc.	12,427	565,180	(172.2)
ONEOK, Inc.	5,034	337,479	(102.8)
O’Reilly Automotive, Inc.	364	336,988	(102.7)
Oshkosh Corp.	7,793	717,502	(218.6)
Otis Worldwide Corp.	4,754	432,424	(131.8)
Ovintiv, Inc.	18,016	830,136	(252.9)
Palo Alto Networks, Inc.	1,529	382,189	(116.4)
Paramount Global, Class B	24,522	393,088	(119.8)
Paychex, Inc.	2,043	256,335	(78.1)
Paylocity Holding Corp.	396	89,833	(27.4)
PayPal Holdings, Inc.	6,282	476,301	(145.1)
Penn Entertainment, Inc.	22,459	590,447	(179.9)
PepsiCo., Inc.	1,122	210,330	(64.1)
Perrigo Co. PLC	657	24,072	(7.3)
Pinnacle Financial Partners, Inc.	597	45,312	(13.8)
Pioneer Natural Resources Co.	1,686	380,480	(115.9)
Planet Fitness, Inc., Class A	1,938	130,893	(39.9)
Post Holdings, Inc.	34,401	2,934,405	(894.1)
Power Integrations, Inc.	5,563	540,390	(164.6)

101

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
PPL Corp.	68,577	$1,887,925	(575.2)%
Primo Water Corp.	3,030	42,930	(13.1)
Procter & Gamble Co.	1,396	218,195	(66.5)
Prudential Financial, Inc.	1,616	155,928	(47.5)
Public Storage	1,119	315,278	(96.1)
PulteGroup, Inc.	8,217	693,433	(211.3)
Pure Storage, Inc., Class A	919	33,994	(10.4)
Qorvo, Inc.	2,882	317,078	(96.6)
Qualys, Inc.	6,990	970,212	(295.6)
Quanta Services, Inc.	83	16,734	(5.1)
Regency Centers Corp.	1,426	93,446	(28.5)
Regeneron Pharmaceuticals, Inc., Registered Shares	421	312,344	(95.2)
Reinsurance Group of America, Inc.	2,911	408,559	(124.5)
Republic Services, Inc., Class A	9,194	1,389,305	(423.3)
ResMed, Inc.	566	125,850	(38.3)
Robert Half, Inc.	8,740	648,071	(197.5)
ROBLOX Corp.	17,885	701,986	(213.9)
Rockwell Automation, Inc.	233	78,356	(23.9)
Roku, Inc.	1,451	139,688	(42.6)
Rollins, Inc.	5,084	207,580	(63.2)
Royal Gold, Inc.	214	25,710	(7.8)
S&P Global, Inc.	172	67,856	(20.7)
Sarepta Therapeutics, Inc.	715	77,499	(23.6)
SBA Communications Corp., Class A	1,430	313,099	(95.4)
Schneider Electric SE	3,713	677,039	(206.3)
Science Applications International Corp.	167	20,264	(6.2)
Scotts Miracle Gro Co.	12,195	854,138	(260.2)
Seagate Technology Holdings PLC	11,585	735,647	(224.1)
SeaWorld Entertainment, Inc.	324	17,940	(5.5)
SEI Investments Co.	11,424	719,598	(219.2)
Sempra	273	40,682	(12.4)
Service Corp. International	2,715	180,955	(55.1)
Sherwin-Williams Co.	2,419	668,853	(203.8)
Signify NV	27,947	897,640	(273.5)
Silicon Laboratories, Inc.	353	52,646	(16.0)
SiteOne Landscape Supply, Inc.	149	25,330	(7.7)
Skyline Champion Corp.	436	30,372	(9.3)
Smartsheet, Inc., Class A	477	21,179	(6.5)
Snap, Inc.	4,487	50,972	(15.5)
Snap-on, Inc.	698	190,163	(57.9)
Southwest Airlines Co.	30,046	1,026,371	(312.7)
Splunk, Inc.	5,836	632,214	(192.6)
Spotify Technology SA	11,662	1,742,419	(530.9)
Steel Dynamics, Inc.	68	7,247	(2.2)
Stryker Corp.	915	259,320	(79.0)
Sun Communities, Inc.	572	74,532	(22.7)
Synaptics, Inc.	1,011	91,303	(27.8)
Synchrony Financial	23,672	817,631	(249.1)
Tapestry, Inc.	573	24,725	(7.5)
Target Corp.	3,429	467,956	(142.6)
TD SYNNEX Corp.	1,853	182,910	(55.7)
TE Connectivity Ltd.	6,416	920,632	(280.5)
Teledyne Technologies, Inc.	934	359,151	(109.4)
Tempur Sealy International, Inc.	2,730	121,840	(37.1)
Tenet Healthcare Corp.	3,196	238,837	(72.8)
Teradata Corp.	7,237	411,423	(125.4)
Teradyne, Inc.	8,548	965,411	(294.1)
Texas Pacific Land Corp.	263	396,157	(120.7)
Textron, Inc.	28,661	2,228,966	(679.1)
Thermo Fisher Scientific, Inc.	389	213,429	(65.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Timken Co.	447	$41,508	(12.6)%
T-Mobile US, Inc.	11,644	1,604,194	(488.8)
Toll Brothers, Inc.	2,314	185,884	(56.6)
TopBuild Corp.	576	157,784	(48.1)
Trane Technologies PLC	2,398	478,257	(145.7)
Transocean Ltd.	25,441	223,881	(68.2)
TransUnion	422	33,629	(10.2)
Travel + Leisure Co.	12,975	528,472	(161.0)
Travelers Cos, Inc.	2,354	406,324	(123.8)
Trimble, Inc.	4,010	215,738	(65.7)
Twilio, Inc., Class A	1,996	131,796	(40.2)
Tyson Foods, Inc., Class A	4,310	240,153	(73.2)
Uber Technologies, Inc.	12,890	637,539	(194.2)
UDR, Inc.	3,220	131,634	(40.1)
UFP Industries, Inc.	668	68,644	(20.9)
UGI Corp.	5,840	157,622	(48.0)
U-Haul Holding Co.	469	26,831	(8.2)
Ulta Beauty, Inc.	1,262	561,338	(171.0)
United Airlines Holdings, Inc.	24,605	1,336,298	(407.1)
United States Steel Corp.	9,436	240,618	(73.3)
United Therapeutics Corp.	113	27,427	(8.4)
Unity Software, Inc.	2,369	108,595	(33.1)
US Bancorp	13,649	541,592	(165.0)
US Foods Holding Corp.	6,427	274,626	(83.7)
Valero Energy Corp.	852	109,831	(33.5)
Veeva Systems, Inc., Class A	2,136	436,214	(132.9)
VeriSign, Inc.	14,647	3,089,785	(941.4)
Verisk Analytics, Inc., Class A	2,913	666,902	(203.2)
Vertex Pharmaceuticals, Inc.	963	339,303	(103.4)
VICI Properties, Inc., Class A	4,709	148,239	(45.2)
Visa, Inc., Class A	5,632	1,338,895	(407.9)
Visteon Corp.	787	121,269	(36.9)
Vulcan Materials Co.	7,603	1,676,461	(510.8)
W R Berkley Corp.	2,738	168,907	(51.5)
Walmart, Inc.	6,997	1,118,540	(340.8)
Warner Bros Discovery, Inc.	11,822	154,514	(47.1)
Waste Management, Inc.	6,713	1,099,522	(335.0)
Waters Corp.	166	45,851	(14.0)
Watsco., Inc.	681	257,547	(78.5)
Wayfair, Inc., Class A	607	47,267	(14.4)
West Pharmaceutical Services, Inc.	160	58,886	(17.9)
Western Digital Corp.	5,326	226,675	(69.1)
Westinghouse Air Brake Technologies Corp.	2,206	261,279	(79.6)
Westlake Corp.	12,547	1,725,212	(525.6)
WEX, Inc.	8,630	1,634,090	(497.9)
Weyerhaeuser Co.	10,363	352,964	(107.5)
Williams-Sonoma, Inc.	5,185	718,848	(219.0)
Willis Towers Watson PLC	1,408	297,553	(90.7)
WillScot Mobile Mini Holdings Corp.	2,293	109,949	(33.5)
Workday, Inc., Class A	877	207,963	(63.4)
Workiva, Inc., Class A	1,332	140,246	(42.7)
WW Grainger, Inc.	1,268	936,405	(285.3)
Ziff Davis, Inc.	2,094	151,857	(46.3)
Zillow Group, Inc., Class C	17,889	968,868	(295.2)
Zimmer Biomet Holdings, Inc.	440	60,786	(18.5)
Zions Bancorp NA	4,247	162,448	(49.5)
Zoom Video Communications, Inc., Class A	1,723	126,382	(38.5)
Zscaler, Inc.	1,442	231,268	(70.5)

		189,693,357

S C H E D U L E O F I N V E S T M E N T S	102

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)

Preferred Stocks

Germany
Bayerische Motoren Werke AG	891	$102,272	(31.2)%
Porsche Automobil Holding SE	2,751	164,160	(50.0)
Volkswagen AG	317	42,952	(13.1)

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	3,393	462	(0.1)

Total Reference Entity — Long		333,609,810

Reference Entity — Short

Common Stocks

Australia
Allkem Ltd.	(2,821)	(28,559)	8.7
Ampol Ltd.	(4,041)	(90,781)	27.7
EBOS Group Ltd.	(16,821)	(410,869)	125.2
Glencore PLC	(161,353)	(999,155)	304.4
Liontown Resources Ltd.	(30,036)	(54,563)	16.6
Northern Star Resources Ltd.	(2,922)	(23,223)	7.1

		(1,607,150)

Austria
Erste Group Bank AG	(469)	(18,111)	5.5
Mondi PLC	(66,555)	(1,186,934)	361.7

		(1,205,045)

Belgium
Anheuser-Busch InBev SA/NV	(13,279)	(766,237)	233.5
Groupe Bruxelles Lambert NV	(8,642)	(697,482)	212.5
UCB SA	(9,383)	(849,454)	258.8

		(2,313,173)

Bermuda
RenaissanceRe Holdings Ltd.	(386)	(72,089)	22.0

Brazil
Yara International ASA	(16,778)	(690,393)	210.3

Canada
Paramount Resources Ltd., Class A	(593)	(14,012)	4.3
RB Global, Inc.	(1)	(65)	0.0

		(14,077)

China
ESR Group Ltd.	(76,400)	(133,708)	40.7
Xinyi Glass Holdings Ltd.	(11,000)	(18,271)	5.6

		(151,979)

Denmark
AP Moller - Maersk A/S, Class A	(15)	(30,428)	9.3
Carlsberg AS, Class B	(1,190)	(180,057)	54.9
Coloplast A/S	(179)	(22,731)	6.9
Danske Bank A/S	(3,612)	(86,191)	26.3
DSV A/S	(4,638)	(948,236)	288.9
GN Store Nord AS	(1,281)	(34,478)	10.5
Royal Unibrew A/S	(1,630)	(144,141)	43.9

Security	Shares	Value	% of Basket Value

Denmark (continued)
Tryg A/S	(13,766)	$(271,588)	82.7%
Vestas Wind Systems A/S	(2,237)	(60,606)	18.5

		(1,778,456)

Finland
Elisa OYJ	(8,439)	(447,396)	136.3
Fortum OYJ	(11,023)	(151,856)	46.3
Kesko OYJ, B Shares	(14,681)	(299,959)	91.4
Kone OYJ, Class B	(415)	(21,340)	6.5
Nordea Bank Abp	(75,786)	(881,841)	268.7
Orion OYJ	(584)	(22,650)	6.9
Sampo OYJ, A Shares	(4,021)	(178,236)	54.3
Stora Enso OYJ, R Shares	(17,955)	(225,145)	68.6
UPM-Kymmene OYJ	(6,117)	(202,452)	61.7
Valmet OYJ	(5,390)	(146,493)	44.6

		(2,577,368)

France
Adevinta ASA	(77,251)	(576,631)	175.7
Airbus SE	(6,262)	(928,214)	282.8
Amundi SA	(6,167)	(386,904)	117.9
BioMerieux	(436)	(47,811)	14.6
Bollore SE	(37,995)	(243,812)	74.3
Bouygues SA	(5,451)	(196,278)	59.8
Elis SA	(2,469)	(52,112)	15.9
EssilorLuxottica SA	(4,291)	(867,349)	264.3
Eurazeo SE	(2,724)	(170,449)	51.9
Ipsen SA	(10,901)	(1,403,334)	427.6
Kering SA	(3,429)	(1,992,594)	607.1
Klepierre SA	(1,573)	(41,876)	12.7
LVMH Moet Hennessy Louis Vuitton SE	(857)	(813,943)	248.0
Publicis Groupe SA	(2,311)	(190,467)	58.0
Sartorius Stedim Biotech	(1,414)	(448,781)	136.7
Sodexo SA	(2,670)	(280,327)	85.4
TotalEnergies SE	(18,254)	(1,125,954)	343.1
Unibail-Rodamco.-Westfield	(5,809)	(336,654)	102.6
Worldline SA	(5,718)	(231,427)	70.5

		(10,334,917)

Germany
adidas AG	(2,211)	(455,282)	138.7
AIXTRON SE	(3,717)	(150,292)	45.8
BASF SE	(4,877)	(262,552)	80.0
Bayer AG	(4,651)	(273,010)	83.2
Bayerische Motoren Werke AG	(6,808)	(845,458)	257.6
Bechtle AG	(5,993)	(269,446)	82.1
Brenntag SE	(2,872)	(225,961)	68.8
CTS Eventim AG & Co. KGaA	(5,013)	(349,809)	106.6
DHL Group	(10,738)	(559,330)	170.4
Evotec SE	(22,714)	(610,670)	186.1
Fresenius Medical Care AG & Co. KGaA	(47,931)	(2,544,197)	775.2
Fresenius SE & Co. KGaA	(5,337)	(170,465)	51.9
Hannover Rueck SE	(2,171)	(473,179)	144.2
HelloFresh SE	(1,983)	(57,673)	17.6
Puma SE	(2,794)	(192,721)	58.7
Rheinmetall AG	(693)	(196,121)	59.7
Siemens Healthineers AG	(5,694)	(338,098)	103.0
Symrise AG, Class A	(3,167)	(346,983)	105.7
Telefonica Deutschland Holding AG	(92,763)	(255,672)	77.9

		(8,576,919)

103

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong
Hang Seng Bank Ltd.	(39,100)	$(596,541)	181.7%
Henderson Land Development Co. Ltd.	(12,000)	(37,021)	11.3
HKT Trust & HKT Ltd.	(73,000)	(86,055)	26.2
Hong Kong & China Gas Co. Ltd.	(376,000)	(321,919)	98.1
MTR Corp. Ltd.	(300,500)	(1,382,013)	421.1
Prudential PLC	(5,831)	(80,658)	24.6
Techtronic Industries Co. Ltd.	(268,000)	(3,038,579)	925.8
Wharf Real Estate Investment Co. Ltd.	(19,000)	(101,767)	31.0

		(5,644,553)

Ireland
Kingspan Group PLC	(678)	(55,014)	16.8

Israel
Mobileye Global, Inc., Class A	(2,448)	(93,465)	28.5
Tower Semiconductor Ltd.	(530)	(20,007)	6.1

		(113,472)

Italy
Assicurazioni Generali SpA	(84,856)	(1,847,138)	562.8
Coca-Cola HBC AG	(62,386)	(1,869,428)	569.6
Davide Campari-Milano NV	(3,414)	(46,989)	14.3
DiaSorin SpA	(601)	(68,799)	21.0
Eni SpA	(100,752)	(1,571,317)	478.7
Interpump Group SpA	(25,092)	(1,395,799)	425.3
Iveco Group NV	(2,912)	(28,225)	8.6
Leonardo SpA	(63,988)	(884,696)	269.5
Nexi SpA	(215,452)	(1,905,274)	580.5
Pirelli & C SpA	(2,931)	(15,962)	4.9
Poste Italiane SpA	(13,747)	(160,419)	48.9

		(9,794,046)

Japan
Allegro Microsystems, Inc.	(11,740)	(605,901)	184.6
Asahi Group Holdings Ltd.	(12,600)	(506,859)	154.4
Asics Corp.	(14,100)	(454,534)	138.5
BayCurrent Consulting, Inc.	(600)	(19,539)	6.0
Canon, Inc.	(1,000)	(26,473)	8.1
Capcom Co.Ltd.	(3,700)	(169,968)	51.8
Central Japan Railway Co.	(3,100)	(398,829)	121.5
Chiba Bank Ltd.	(74,100)	(532,529)	162.3
Chubu Electric Power Co., Inc.	(64,400)	(824,643)	251.3
Dai Nippon Printing Co. Ltd.	(35,300)	(1,027,023)	312.9
Daikin Industries Ltd.	(2,900)	(600,325)	182.9
Daiwa House REIT Investment Corp.	(192)	(387,066)	117.9
Daiwa Securities Group, Inc.	(12,200)	(67,634)	20.6
Denso Corp.	(900)	(64,095)	19.5
DisCo Corp.	(700)	(134,377)	40.9
East Japan Railway Co.	(1,700)	(98,434)	30.0
Fukuoka Financial Group, Inc.	(13,400)	(329,869)	100.5
GLP J-Reit	(497)	(501,374)	152.8
Hakuhodo DY Holdings, Inc.	(30,700)	(361,205)	110.1
Hamamatsu Photonics KK	(1,300)	(63,562)	19.4
Hankyu Hanshin Holdings, Inc.	(9,500)	(322,800)	98.4
Harmonic Drive Systems, Inc.	(7,000)	(197,846)	60.3
Hikari Tsushin, Inc.	(3,500)	(531,776)	162.0
Hino Motors Ltd.	(4,200)	(17,255)	5.3
Hoshizaki Corp.	(71,600)	(2,807,551)	855.4
Hoya Corp.	(1,200)	(143,048)	43.6
Ibiden Co. Ltd.	(31,900)	(1,982,463)	604.0
Idemitsu Kosan Co. Ltd.	(12,000)	(258,553)	78.8
Iida Group Holdings Co. Ltd.	(10,500)	(188,551)	57.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Isuzu Motors Ltd.	(2,800)	$(37,196)	11.3%
Japan Airlines Co. Ltd.	(19,600)	(433,915)	132.2
Japan Exchange Group, Inc.	(70,400)	(1,254,489)	382.2
Japan Metropolitan Fund Invest	(140)	(98,288)	29.9
Japan Real Estate Investment Corp.	(459)	(1,889,061)	575.6
JMDC, Inc.	(18,900)	(739,919)	225.4
Kansai Paint Co. Ltd.	(21,000)	(351,657)	107.1
Keio Corp.	(7,300)	(247,806)	75.5
Keisei Electric Railway Co. Ltd.	(15,500)	(657,597)	200.4
Keyence Corp.	(600)	(269,245)	82.0
Kikkoman Corp.	(15,500)	(914,012)	278.5
Kintetsu Group Holdings Co. Ltd.	(21,600)	(740,146)	225.5
Kyocera Corp.	(6,400)	(345,744)	105.3
Kyushu Electric Power Co., Inc.	(43,100)	(298,993)	91.1
Kyushu Railway Co.	(33,200)	(742,348)	226.2
Makita Corp.	(2,500)	(71,887)	21.9
Marubeni Corp.	(19,100)	(345,386)	105.2
MatsukiyoCocokara & Co.	(2,200)	(131,693)	40.1
Mazda Motor Corp.	(65,500)	(663,915)	202.3
McDonald’s Holdings Co. Japan Ltd.	(17,200)	(693,042)	211.2
Mercari, Inc.	(18,900)	(489,880)	149.3
MINEBEA MITSUMI, Inc.	(7,700)	(145,973)	44.5
Mitsui Chemicals, Inc.	(800)	(23,543)	7.2
Mitsui High-Tec, Inc.	(9,600)	(686,654)	209.2
Mitsui OSK Lines Ltd.	(34,900)	(923,457)	281.4
Money Forward, Inc.	(25,400)	(1,122,928)	342.1
Nextage Co. Ltd.	(16,800)	(451,353)	137.5
NGK Insulators Ltd.	(1,400)	(17,563)	5.4
Nippon Building Fund, Inc.	(488)	(2,094,522)	638.2
Nippon Sanso Holdings Corp.	(30,900)	(763,029)	232.5
Nissan Chemical Corp.	(4,000)	(183,870)	56.0
Nisshin Seifun Group, Inc.	(61,700)	(782,595)	238.4
Niterra Co. Ltd.	(31,600)	(680,890)	207.5
Nitori Holdings Co. Ltd.	(3,300)	(413,389)	126.0
Nomura Holdings, Inc.	(7,100)	(29,471)	9.0
NTT Data Group Corp.	(5,700)	(81,152)	24.7
Odakyu Electric Railway Co. Ltd.	(3,200)	(47,752)	14.5
Oriental Land Co. Ltd.	(16,200)	(626,621)	190.9
Park24 Co. Ltd.	(7,900)	(106,536)	32.5
PeptiDream, Inc.	(20,900)	(272,588)	83.1
Rakus Co. Ltd.	(68,200)	(1,185,193)	361.1
Resonac Holdings Corp.	(52,900)	(884,357)	269.4
Rohm Co. Ltd.	(2,000)	(190,569)	58.1
Rohto Pharmaceutical Co. Ltd.	(60,900)	(1,329,311)	405.0
Ryohin Keikaku Co. Ltd.	(5,600)	(74,303)	22.6
SCREEN Holdings Co. Ltd.	(1,000)	(110,695)	33.7
Secom Co. Ltd.	(5,600)	(384,130)	117.0
SG Holdings Co. Ltd.	(101,500)	(1,517,614)	462.4
SHIFT, Inc.	(2,500)	(604,857)	184.3
Shin-Etsu Chemical Co. Ltd.	(2,700)	(89,674)	27.3
Shinko Electric Industries Co. Ltd.	(2,100)	(86,967)	26.5
Shiseido Co. Ltd.	(1,800)	(80,812)	24.6
SMC Corp.	(3,100)	(1,657,474)	505.0
SoftBank Corp.	(38,900)	(442,012)	134.7
Square Enix Holdings Co. Ltd.	(5,800)	(275,018)	83.8
SUMCO Corp.	(25,800)	(384,477)	117.1
Sumitomo Electric Industries Ltd.	(3,100)	(39,748)	12.1
Sumitomo Metal Mining Co. Ltd.	(8,800)	(308,061)	93.9
Sysmex Corp.	(5,800)	(401,862)	122.4
Takeda Pharmaceutical Co. Ltd.	(33,600)	(1,036,507)	315.8
Tobu Railway Co. Ltd.	(3,800)	(102,835)	31.3

S C H E D U L E O F I N V E S T M E N T S	104

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Tohoku Electric Power Co., Inc.	(8,500)	$(57,653)	17.6%
Tokyo Electric Power Co. Holdings, Inc.	(82,800)	(334,868)	102.0
Tokyo Gas Co. Ltd.	(53,400)	(1,238,872)	377.5
Tokyu Corp.	(48,400)	(627,807)	191.3
Toyo Suisan Kaisha Ltd.	(20,500)	(868,860)	264.7
USS Co. Ltd.	(9,600)	(170,377)	51.9
Visional, Inc.	(12,300)	(693,355)	211.3
West Japan Railway Co.	(27,900)	(1,172,844)	357.3
Yamato Holdings Co. Ltd.	(2,300)	(43,831)	13.4
Yokogawa Electric Corp.	(6,800)	(129,787)	39.5
Yokohama Rubber Co. Ltd.	(32,800)	(752,283)	229.2
Z Holdings Corp.	(82,700)	(235,916)	71.9
Zensho Holdings Co. Ltd.	(3,600)	(194,176)	59.2

		(52,201,292)

Luxembourg
APERAM SA	(1,452)	(46,865)	14.3
Eurofins Scientific SE	(15,762)	(1,106,971)	337.2

		(1,153,836)

Netherlands
Akzo Nobel NV	(15,314)	(1,337,788)	407.6
Argenx SE	(1,137)	(583,663)	177.8
ASM International NV	(4,623)	(2,241,919)	683.1
ASML Holding NV	(406)	(291,104)	88.7
BE SemiConductor Industries NV	(1,276)	(154,323)	47.0
Euronext NV	(6,352)	(493,260)	150.3
Heineken Holding NV	(852)	(71,306)	21.7
Heineken NV	(5,249)	(522,528)	159.2
JDE Peet’s NV	(22,695)	(698,256)	212.8
Koninklijke KPN NV	(19,972)	(73,878)	22.5
OCI NV	(7,290)	(211,884)	64.6
SBM Offshore NV	(7)	(102)	0.0
Shell PLC	(21,222)	(651,894)	198.6
Universal Music Group NV	(30,659)	(800,472)	243.9

		(8,132,377)

New Zealand
Mercury NZ Ltd.	(8,921)	(37,226)	11.3
Meridian Energy Ltd.	(135,374)	(484,028)	147.5

		(521,254)

Norway
Orkla ASA	(237,546)	(1,892,820)	576.7
Salmar ASA	(29,048)	(1,354,109)	412.6
Telenor ASA	(4,356)	(46,930)	14.3

		(3,293,859)

Portugal
BanCo Comercial Portugues SA	(3,095,571)	(863,366)	263.1
Jeronimo Martins SGPS SA	(3,569)	(99,466)	30.3

		(962,832)

Singapore
STMicroelectronics NV	(10,866)	(593,771)	180.9

South Africa
Anglo American PLC	(20,632)	(643,995)	196.2

South Korea
Delivery Hero SE	(3,865)	(179,238)	54.6

Spain
Acciona SA	(347)	(53,200)	16.2

Security	Shares	Value	% of Basket Value

Spain (continued)
Cellnex Telecom SA	(29,287)	$(1,215,560)	370.3%
Endesa SA	(9,297)	(203,765)	62.1
Industria de Diseno Textil SA	(11,007)	(430,900)	131.3

		(1,903,425)

Sweden
Assa Abloy AB, Class B	(3,048)	(74,547)	22.7
Atlas Copco AB, A Shares	(11,183)	(162,068)	49.4
Boliden AB	(8,049)	(241,271)	73.5
EQT AB	(5,550)	(135,880)	41.4
Essity AB	(927)	(22,959)	7.0
Evolution AB	(2,142)	(266,287)	81.1
H & M Hennes & Mauritz AB, B Shares	(40,081)	(691,982)	210.8
Holmen AB	(6,909)	(271,979)	82.9
Husqvarna AB, B Shares	(62,682)	(631,483)	192.4
Investment AB Latour, B Shares	(8,280)	(171,332)	52.2
Kinnevik AB	(54,114)	(758,188)	231.0
Lifco AB, B Shares	(6,186)	(128,080)	39.0
Saab AB	(399)	(21,429)	6.5
Sandvik AB	(998)	(20,762)	6.3
Skandinaviska Enskilda Banken AB	(74,042)	(921,955)	280.9
Skanska AB, B Shares	(3,515)	(56,441)	17.2
SSAB AB, B Shares	(19,470)	(127,555)	38.9
Svenska Cellulosa AB SCA, Class B	(54,334)	(741,113)	225.8
Svenska Handelsbanken AB, A Shares	(19,174)	(173,094)	52.8
Tele2 AB, B Shares	(37,246)	(288,369)	87.9
Telefonaktiebolaget LM Ericsson, B Shares	(35,589)	(183,812)	56.0
Telia Co. AB	(331,767)	(732,275)	223.1
Volvo AB, B Shares	(9,834)	(221,888)	67.6

		(7,044,749)

Thailand
Fabrinet	(306)	(37,834)	11.5

United Arab Emirates
Network International Holdings PLC	(13,690)	(67,940)	20.7

United Kingdom
3i Group PLC	(34,976)	(890,601)	271.4
Abrdn PLC	(198,999)	(602,191)	183.5
Associated British Foods PLC	(97,692)	(2,620,333)	798.4
AstraZeneca PLC	(2,628)	(376,204)	114.6
Barratt Developments PLC	(88,144)	(524,762)	159.9
Beazley PLC	(5,639)	(40,509)	12.3
CNH Industrial NV	(36,365)	(537,450)	163.8
Coca-Cola Europacific Partners PLC	(21,214)	(1,344,755)	409.7
Croda International PLC	(3,742)	(287,845)	87.7
Direct Line Insurance Group PLC	(267,552)	(525,913)	160.2
Dowlais Group PLC	(28,830)	(45,679)	13.9
DS Smith PLC	(78,103)	(311,071)	94.8
Entain PLC	(30,541)	(553,329)	168.6
Hiscox Ltd.	(88,252)	(1,227,901)	374.1
Imperial Brands PLC	(73,307)	(1,761,956)	536.8
Informa PLC	(2,003)	(19,523)	6.0
International Distributions Services PLC	(108,921)	(378,667)	115.4
Intertek Group PLC	(1,975)	(112,626)	34.3
Investec PLC	(51,296)	(328,158)	100.0
JD Sports Fashion PLC	(100,317)	(205,830)	62.7
Johnson Matthey PLC	(3,771)	(88,841)	27.1
Just Eat Takeaway.com NV	(32,433)	(593,901)	181.0
M&G PLC	(548,029)	(1,436,669)	437.7
Manchester United PLC, Class A	(5,407)	(119,819)	36.5

105

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Persimmon PLC	(20,347)	$(306,991)	93.5%
RELX PLC	(36,692)	(1,257,827)	383.2
Rentokil Initial PLC	(15,909)	(129,662)	39.5
Rolls-Royce Holdings PLC	(69,244)	(164,508)	50.1
Schroders PLC	(11,531)	(67,769)	20.7
Smith & Nephew PLC	(41,746)	(646,685)	197.0
St James’s Place PLC	(719)	(8,871)	2.7
Taylor Wimpey PLC	(15,474)	(22,626)	6.9
Unilever PLC	(21,383)	(1,158,063)	352.8
Vistry Group PLC	(146,287)	(1,507,849)	459.4

		(20,205,384)

United States
10X Genomics, Inc., Class A	(963)	(60,650)	18.5
Abbott Laboratories	(19,161)	(2,133,194)	650.0
AbbVie, Inc.	(3,851)	(576,033)	175.5
Academy Sports & Outdoors, Inc.	(1,635)	(97,757)	29.8
Accenture PLC, Class A	(5,461)	(1,727,587)	526.4
Advance Auto Parts, Inc.	(4,796)	(356,774)	108.7
Advanced Micro Devices, Inc.	(7,311)	(836,378)	254.8
Aflac, Inc.	(21,590)	(1,561,821)	475.9
Agilon Health, Inc.	(3,742)	(71,659)	21.8
Agree Realty Corp	(3,074)	(199,134)	60.7
Airbnb, Inc., Class A	(2,843)	(432,676)	131.8
Albemarle Corp.	(1,472)	(312,476)	95.2
Albertsons Cos., Inc., Class A	(17,337)	(376,733)	114.8
Alexandria Real Estate Equities, Inc.	(5,829)	(732,589)	223.2
Alliant Energy Corp.	(2,142)	(115,111)	35.1
American Electric Power Co., Inc.	(22,720)	(1,925,293)	586.6
American Equity Investment Life Holding Co.	(10,849)	(582,266)	177.4
American Express Co.	(23,219)	(3,921,225)	1,194.7
American Water Works Co., Inc.	(2,237)	(329,801)	100.5
Ameriprise Financial, Inc.	(1,392)	(485,042)	147.8
Amphenol Corp., Class A	(40,549)	(3,580,882)	1,091.0
Analog Devices, Inc.	(7,452)	(1,486,898)	453.0
Annaly Capital Management, Inc.	(36,314)	(729,548)	222.3
Antero Midstream Corp.	(3,422)	(40,859)	12.4
Aon PLC, Class A	(4,403)	(1,402,355)	427.3
Apellis Pharmaceuticals, Inc.	(501)	(12,901)	3.9
Apollo Global Management, Inc.	(10,933)	(893,335)	272.2
Aptiv PLC	(289)	(31,643)	9.6
Aramark	(5,259)	(212,306)	64.7
Arch Capital Group Ltd.	(3,009)	(233,769)	71.2
Arista Networks, Inc.	(10,499)	(1,628,290)	496.1
Arthur J Gallagher & Co.	(396)	(85,061)	25.9
Asana, Inc., Class A	(9,352)	(227,067)	69.2
Aspen Technology, Inc.	(563)	(100,495)	30.6
ATI, Inc.	(2,391)	(114,003)	34.7
Atmos Energy Corp.	(5,371)	(653,704)	199.2
AutoZone, Inc.	(299)	(742,034)	226.1
Avangrid, Inc.	(2,034)	(75,421)	23.0
Avantor, Inc.	(10,213)	(210,081)	64.0
Avery Dennison Corp.	(478)	(87,957)	26.8
Axalta Coating Systems Ltd.	(10,089)	(322,848)	98.4
Axcelis Technologies, Inc.	(542)	(108,660)	33.1
Axon Enterprise, Inc.	(4,602)	(855,650)	260.7
Ball Corp.	(2,488)	(146,021)	44.5
Bath & Body Works, Inc.	(5,330)	(197,530)	60.2
Baxter International, Inc.	(28,364)	(1,282,904)	390.9
BellRing Brands, Inc.	(617)	(22,181)	6.8
Bentley Systems, Inc., Class B	(7,849)	(422,904)	128.9

Security	Shares	Value	% of Basket Value

United States (continued)
Berkshire Hathaway, Inc., Class B	(1,083)	$(381,173)	116.1%
Berry Global Group, Inc.	(3,601)	(236,118)	71.9
BILL Holdings, Inc.	(3,195)	(400,461)	122.0
Biogen, Inc.	(1,925)	(520,116)	158.5
Bio-Rad Laboratories, Inc., Class A	(134)	(54,318)	16.6
Bio-Techne Corp.	(438)	(36,529)	11.1
BJ’s Wholesale Club Holdings, Inc.	(10,467)	(694,067)	211.5
Black Hills Corp.	(2,732)	(164,822)	50.2
Bloom Energy Corp., Class A	(13,222)	(236,145)	72.0
Booz Allen Hamilton Holding Corp., Class A	(1,864)	(225,693)	68.8
BorgWarner, Inc.	(2,721)	(126,526)	38.6
Boston Beer Co., Inc., Class A	(867)	(322,038)	98.1
Boston Properties, Inc.	(9,525)	(634,651)	193.4
Bright Horizons Family Solutions, Inc.	(209)	(20,279)	6.2
Broadcom, Inc.	(4,387)	(3,942,378)	1,201.2
Broadridge Financial Solutions, Inc.	(353)	(59,276)	18.1
Brown & Brown, Inc.	(2,236)	(157,526)	48.0
Bunge Ltd.	(543)	(59,008)	18.0
Calix, Inc.	(4,653)	(209,897)	64.0
Campbell Soup Co.	(3,084)	(141,309)	43.1
Cardinal Health, Inc.	(10,316)	(943,604)	287.5
Carrier Global Corp.	(4,139)	(246,477)	75.1
Catalent, Inc.	(4,069)	(197,428)	60.2
CBRE Group, Inc., Class A	(325)	(27,076)	8.3
CDW Corp.	(5,548)	(1,037,864)	316.2
Celanese Corp., Class A	(911)	(114,230)	34.8
Celsius Holdings, Inc.	(2,113)	(305,751)	93.2
Centene Corp.	(2,064)	(140,538)	42.8
Ceridian HCM Holding, Inc.	(1,520)	(107,631)	32.8
CF Industries Holdings, Inc.	(4,439)	(364,353)	111.0
CH Robinson Worldwide, Inc.	(977)	(97,876)	29.8
Charles River Laboratories International, Inc.	(150)	(31,431)	9.6
Chart Industries, Inc.	(1,275)	(232,254)	70.8
Chesapeake Energy Corp.	(13,706)	(1,155,964)	352.2
Chipotle Mexican Grill, Inc., Class A	(751)	(1,473,672)	449.0
Chord Energy Corp.	(759)	(119,042)	36.3
Churchill Downs, Inc.	(3,076)	(356,355)	108.6
Cigna Group	(1,586)	(468,029)	142.6
Cincinnati Financial Corp.	(698)	(75,091)	22.9
Cisco Systems, Inc.	(33,973)	(1,767,955)	538.7
Civitas Resources, Inc.	(14,017)	(1,049,313)	319.7
Clear Secure, Inc., Class A	(2,875)	(68,166)	20.8
Cognizant Technology Solutions Corp., Class A	(13,619)	(899,263)	274.0
Comcast Corp., Class A	(32,594)	(1,475,204)	449.5
Comfort Systems USA, Inc.	(542)	(94,292)	28.7
Confluent, Inc., Class A	(801)	(27,667)	8.4
Consolidated Edison, Inc.	(504)	(47,809)	14.6
Constellation Brands, Inc., Class A	(6,599)	(1,800,207)	548.5
Constellation Energy Corp.	(7,988)	(772,040)	235.2
Cooper Cos., Inc.	(3,108)	(1,216,036)	370.5
Corebridge Financial, Inc.	(1,852)	(34,651)	10.6
Corteva, Inc.	(9,963)	(562,212)	171.3
Coterra Energy, Inc.	(15,382)	(423,620)	129.1
Coty, Inc., Class A	(5,204)	(62,656)	19.1
Cousins Properties, Inc.	(37,103)	(906,426)	276.2
Crane Co.	(10,682)	(1,000,797)	304.9
Crown Castle, Inc.	(2,214)	(239,754)	73.0
Crown Holdings, Inc.	(1,887)	(175,038)	53.3
CyberArk Software Ltd.	(1,379)	(228,928)	69.8
Datadog, Inc., Class A	(3,446)	(402,217)	122.5
DaVita, Inc.	(1,868)	(190,517)	58.0

S C H E D U L E O F I N V E S T M E N T S	106

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Deckers Outdoor Corp.	(3,562)	$(1,936,624)	590.1%
Denbury, Inc.	(1,663)	(146,194)	44.5
Diamondback Energy, Inc.	(8,671)	(1,277,412)	389.2
Digital Realty Trust, Inc.	(229)	(28,538)	8.7
Dillard’s, Inc., Class A	(313)	(107,371)	32.7
Dollar General Corp.	(7,924)	(1,338,047)	407.7
Dollar Tree, Inc.	(23,047)	(3,556,843)	1,083.7
Dominion Energy, Inc.	(12,455)	(666,965)	203.2
Donaldson Co., Inc.	(998)	(62,704)	19.1
DoorDash, Inc.	(8,095)	(734,945)	223.9
Dow, Inc.	(6,152)	(347,403)	105.8
DraftKings, Inc., Class A	(1,883)	(59,842)	18.2
Duke Energy Corp.	(10,447)	(978,048)	298.0
Dun & Bradstreet Holdings, Inc.	(2,473)	(29,231)	8.9
Eaton Corp. PLC	(1,000)	(205,320)	62.6
Edison International	(2,943)	(211,778)	64.5
elf Beauty, Inc.	(2,441)	(284,913)	86.8
Eli Lilly & Co.	(6,268)	(2,849,119)	868.1
Emerson Electric Co.	(658)	(60,108)	18.3
Encompass Health Corp.	(2,438)	(160,981)	49.0
Entegris, Inc.	(5,989)	(657,053)	200.2
Entergy Corp.	(1,723)	(176,952)	53.9
Equifax, Inc.	(3,396)	(693,056)	211.2
Erie Indemnity Co., Class A	(1,566)	(347,589)	105.9
Estee Lauder Cos, Inc., Class A	(17,750)	(3,195,000)	973.5
Euronet Worldwide, Inc.	(480)	(42,178)	12.9
Eversource Energy	(16,923)	(1,224,041)	372.9
Exelon Corp.	(1,945)	(81,418)	24.8
Expedia Group, Inc.	(1,624)	(198,989)	60.6
Expeditors International of Washington, Inc.	(2,556)	(325,379)	99.1
F5, Inc.	(377)	(59,656)	18.2
FactSet Research Systems, Inc.	(825)	(358,908)	109.4
Fastenal Co.	(5,328)	(312,274)	95.1
Ferguson PLC	(9,663)	(1,561,734)	475.8
Ferguson PLC	(13,711)	(2,246,158)	684.4
Fidelity National Financial, Inc.	(1,149)	(45,006)	13.7
Fifth Third Bancorp	(17,585)	(511,723)	155.9
First Industrial Realty Trust, Inc.	(2,118)	(109,501)	33.4
First Solar, Inc.	(1,142)	(236,851)	72.2
FirstEnergy Corp.	(6,697)	(263,795)	80.4
Flowers Foods, Inc.	(1,532)	(37,856)	11.5
Fluence Energy, Inc.	(622)	(18,187)	5.5
FMC Corp.	(3,543)	(340,943)	103.9
Fortune Brands Innovations, Inc.	(2,257)	(160,405)	48.9
Fox Factory Holding Corp.	(558)	(62,440)	19.0
Frontier Communications Parent, Inc.	(2,499)	(45,507)	13.9
FTI Consulting, Inc.	(1,181)	(206,864)	63.0
GE Healthcare, Inc.	(20,919)	(1,631,682)	497.1
General Electric Co.	(1,795)	(205,061)	62.5
Genuine Parts Co.	(13,040)	(2,030,589)	618.7
Goldman Sachs Group, Inc.	(296)	(105,337)	32.1
Graphic Packaging Holding Co.	(26,727)	(646,793)	197.1
GXO Logistics, Inc.	(358)	(24,011)	7.3
Haleon PLC	(258,113)	(1,125,680)	343.0
Hartford Financial Services Group, Inc.	(5,802)	(417,048)	127.1
Hasbro, Inc.	(11,817)	(762,905)	232.4
HashiCorp, Inc., Class A	(5,428)	(160,723)	49.0
HB Fuller Co.	(920)	(68,108)	20.8
Healthcare Realty Trust, Inc., Class A	(2,292)	(44,763)	13.6
Hexcel Corp.	(1,763)	(124,609)	38.0
HF Sinclair Corp.	(2,408)	(125,433)	38.2
Hilton Worldwide Holdings, Inc.	(13,008)	(2,022,614)	616.3

Security	Shares	Value	% of Basket Value

United States (continued)
Hologic, Inc.	(568)	$(45,111)	13.7%
Host Hotels & Resorts, Inc.	(6,189)	(113,878)	34.7
Houlihan Lokey, Inc., Class A	(792)	(79,081)	24.1
Howmet Aerospace, Inc.	(15,327)	(783,823)	238.8
Huntington Bancshares, Inc./OH	(6,368)	(77,944)	23.7
Huntington Ingalls Industries, Inc.	(828)	(190,167)	57.9
Hyatt Hotels Corp., Class A	(313)	(39,548)	12.1
ICON PLC, ADR	(640)	(160,902)	49.0
IDEX Corp.	(426)	(96,195)	29.3
Illumina, Inc.	(414)	(79,550)	24.2
ImmunoGen, Inc.	(2,399)	(42,750)	13.0
Ingersoll Rand, Inc.	(9,032)	(589,519)	179.6
Inmode Ltd.	(5,664)	(243,042)	74.1
Interactive Brokers Group, Inc., Class A	(7,415)	(647,552)	197.3
International Business Machines Corp.	(7,269)	(1,048,044)	319.3
International Flavors & Fragrances, Inc.	(8,451)	(715,039)	217.9
Interpublic Group of Cos, Inc.	(52,454)	(1,795,500)	547.1
Intra-Cellular Therapies, Inc.	(1,189)	(73,528)	22.4
Intuit, Inc.	(2,664)	(1,363,169)	415.3
Intuitive Surgical, Inc.	(817)	(265,035)	80.8
iRhythm Technologies, Inc.	(992)	(104,219)	31.8
Janus Henderson Group PLC	(11,855)	(347,944)	106.0
JB Hunt Transport Services, Inc.	(1,421)	(289,799)	88.3
Juniper Networks, Inc.	(17,580)	(488,724)	148.9
Karuna Therapeutics, Inc.	(604)	(120,661)	36.8
Kellogg Co.	(3,284)	(219,667)	66.9
Keurig Dr Pepper, Inc.	(2,881)	(97,983)	29.9
Kinder Morgan, Inc.	(24,396)	(432,053)	131.6
Kite Realty Group Trust	(3,074)	(70,333)	21.4
KKR & Co., Inc.	(15,191)	(902,042)	274.8
L3Harris Technologies, Inc.	(10,873)	(2,060,325)	627.7
Laboratory Corp. of America Holdings	(1,227)	(262,492)	80.0
Lam Research Corp.	(853)	(612,872)	186.7
Lancaster Colony Corp.	(1,373)	(264,481)	80.6
Lantheus Holdings, Inc.	(6,360)	(550,076)	167.6
Las Vegas Sands Corp.	(3,809)	(227,816)	69.4
Levi Strauss & Co., Class A	(12,849)	(193,634)	59.0
Linde PLC	(951)	(371,527)	113.2
LKQ Corp.	(1,553)	(85,089)	25.9
Loews Corp.	(13,137)	(823,033)	250.8
Lowe’s Cos, Inc.	(1,086)	(254,417)	77.5
LPL Financial Holdings, Inc.	(4,363)	(1,000,698)	304.9
MACOM Technology Solutions Holdings, Inc.	(279)	(19,508)	5.9
Madison Square Garden Sports Corp.	(1,604)	(341,251)	104.0
Markel Group, Inc.	(340)	(492,901)	150.2
Marriott International, Inc., Class A	(6,517)	(1,315,196)	400.7
Marvell Technology, Inc.	(5,839)	(380,294)	115.9
Masimo Corp.	(3,343)	(408,849)	124.6
Matador Resources Co.	(417)	(23,198)	7.1
McDonald’s Corp.	(208)	(60,986)	18.6
Merck & Co., Inc.	(27,291)	(2,910,585)	886.8
Meritage Homes Corp.	(6,601)	(983,219)	299.6
Moderna, Inc.	(3,674)	(432,283)	131.7
Molina Healthcare, Inc.	(776)	(236,284)	72.0
Molson Coors Beverage Co., Class B	(10,211)	(712,421)	217.1
Monday.com Ltd.	(350)	(63,273)	19.3
Monolithic Power Systems, Inc.	(121)	(67,698)	20.6
Monster Beverage Corp.	(6,441)	(370,293)	112.8
Morgan Stanley	(45,658)	(4,180,446)	1,273.7
Mosaic Co.	(2,217)	(90,365)	27.5
Motorola Solutions, Inc.	(273)	(78,250)	23.8
MSC Industrial Direct Co., Inc., Class A	(887)	(89,516)	27.3

107

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Mueller Industries, Inc.	(1,566)	$(126,940)	38.7%
National Fuel Gas Co.	(2,728)	(144,884)	44.1
National Storage Affiliates Trust	(28,805)	(973,321)	296.6
Neogen Corp.	(4,960)	(115,022)	35.0
New Jersey Resources Corp.	(763)	(34,106)	10.4
New York Community Bancorp, Inc.	(47,280)	(655,774)	199.8
New York Times Co.	(13,845)	(564,322)	171.9
Newell Brands, Inc.	(25,205)	(281,288)	85.7
News Corp., Class A	(14,799)	(293,316)	89.4
Nexstar Media Group, Inc., Class A	(233)	(43,506)	13.3
NextEra Energy, Inc.	(741)	(54,315)	16.5
NEXTracker, Inc., Class A	(18,774)	(795,079)	242.2
NIKE, Inc., Class B	(6,351)	(701,087)	213.6
NNN REIT, Inc.	(11,856)	(506,014)	154.2
Noble Corp. PLC	(54,553)	(2,851,485)	868.8
Nordson Corp.	(84)	(21,135)	6.4
Novocure Ltd.	(3,047)	(99,454)	30.3
nVent Electric PLC	(1,590)	(84,079)	25.6
Old Dominion Freight Line, Inc.	(1,720)	(721,523)	219.8
Old Republic International Corp.	(4,701)	(129,607)	39.5
Olin Corp.	(1,835)	(105,843)	32.2
Omega Healthcare Investors, Inc.	(8,419)	(268,566)	81.8
Omnicom Group, Inc.	(15,801)	(1,337,081)	407.4
ON Semiconductor Corp.	(1,445)	(155,699)	47.4
ONE Gas, Inc.	(1,546)	(122,335)	37.3
Onto Innovation, Inc.	(2,555)	(317,638)	96.8
Option Care Health, Inc.	(10,365)	(350,130)	106.7
Oracle Corp.	(4,035)	(473,023)	144.1
Organon & Co.	(1,647)	(36,201)	11.0
Ormat Technologies, Inc.	(1,421)	(115,527)	35.2
Packaging Corp. of America	(7,411)	(1,136,477)	346.3
Palantir Technologies, Inc.	(2,376)	(47,140)	14.4
Parker-Hannifin Corp.	(269)	(110,293)	33.6
Paycom Software, Inc.	(196)	(72,277)	22.0
Pentair PLC	(21,047)	(1,462,766)	445.7
Penumbra, Inc.	(1,084)	(328,842)	100.2
Permian Resources Corp., Class A	(15,139)	(176,975)	53.9
Pfizer, Inc.	(24,431)	(880,982)	268.4
PG&E Corp.	(4,842)	(85,268)	26.0
Pinnacle West Capital Corp.	(3,038)	(251,607)	76.7
Pool Corp.	(55)	(21,161)	6.4
Portland General Electric Co.	(656)	(31,271)	9.5
PPG Industries, Inc.	(365)	(52,523)	16.0
Primerica, Inc.	(722)	(153,569)	46.8
Principal Financial Group, Inc.	(5,899)	(471,153)	143.6
Privia Health Group, Inc.	(12,799)	(357,348)	108.9
Progressive Corp.	(1,892)	(238,354)	72.6
Prologis, Inc.	(2,141)	(267,090)	81.4
Prosperity Bancshares, Inc.	(609)	(38,562)	11.7
PTC, Inc.	(602)	(87,778)	26.7
QUALCOMM, Inc.	(982)	(129,791)	39.5
Quest Diagnostics, Inc.	(3,911)	(528,806)	161.1
QuidelOrtho Corp.	(207)	(18,083)	5.5
R1 RCM, Inc.	(25,149)	(434,575)	132.4
Radian Group, Inc.	(9,989)	(269,004)	82.0
Rambus, Inc.	(2,880)	(180,317)	54.9
Range Resources Corp.	(3,332)	(104,725)	31.9
Raymond James Financial, Inc.	(19,602)	(2,157,592)	657.4
Regal Rexnord Corp.	(1,915)	(299,085)	91.1
Revvity, Inc.	(3,448)	(423,932)	129.2
Rivian Automotive, Inc.	(3,290)	(90,936)	27.7
RLI Corp.	(6,676)	(890,645)	271.4

Security	Shares	Value	% of Basket Value

United States (continued)
Robinhood Markets, Inc.	(31,302)	$(402,544)	122.6%
Roper Technologies, Inc.	(343)	(169,116)	51.5
Ross Stores, Inc.	(19,248)	(2,206,591)	672.3
RPM International, Inc.	(1,157)	(119,530)	36.4
Ryan Specialty Holdings, Inc., Class A	(16,821)	(729,022)	222.1
Ryman Hospitality Properties, Inc.	(13,779)	(1,313,001)	400.1
Salesforce, Inc.	(1,688)	(379,817)	115.7
Samsara, Inc., Class A	(14,306)	(399,710)	121.8
Schlumberger NV	(12,834)	(748,736)	228.1
Sealed Air Corp.	(7,513)	(342,743)	104.4
SentinelOne, Inc.	(5,869)	(97,836)	29.8
ServiceNow, Inc.	(1,128)	(657,624)	200.4
Shoals Technologies Group, Inc., Class A	(10,458)	(271,490)	82.7
Shockwave Medical, Inc.	(86)	(22,412)	6.8
Skechers USA, Inc., Class A	(12,331)	(685,357)	208.8
Snowflake, Inc.	(106)	(18,837)	5.7
SolarEdge Technologies, Inc.	(4,071)	(982,984)	299.5
Sonoco Products Co.	(9,176)	(538,081)	163.9
Southern Co.	(25,563)	(1,849,227)	563.4
SouthState Corp.	(6,353)	(493,437)	150.3
Southwest Gas Holdings, Inc.	(5,871)	(387,134)	118.0
SPS Commerce, Inc.	(1,879)	(338,953)	103.3
STAG Industrial, Inc.	(6,252)	(226,948)	69.1
Stanley Black & Decker, Inc.	(608)	(60,356)	18.4
Starbucks Corp.	(10,377)	(1,053,992)	321.1
Starwood Property Trust, Inc.	(9,846)	(204,206)	62.2
State Street Corp.	(16,825)	(1,218,803)	371.4
STERIS PLC	(1,656)	(373,511)	113.8
Stifel Financial Corp.	(8,971)	(570,017)	173.7
Super Micro Computer, Inc.	(1,443)	(476,580)	145.2
Surgery Partners, Inc.	(12,703)	(490,717)	149.5
SVB Financial Group	(216)	(63)	0.0
Sysco Corp.	(6,443)	(491,665)	149.8
Take-Two Interactive Software, Inc.	(18,781)	(2,872,366)	875.2
Teleflex, Inc.	(125)	(31,396)	9.6
Tenable Holdings, Inc.	(1,239)	(60,290)	18.4
Texas Instruments, Inc.	(4,150)	(747,000)	227.6
Texas Roadhouse, Inc., Class A	(296)	(33,019)	10.1
TG Therapeutics, Inc.	(8,502)	(175,906)	53.6
Toro Co.	(1,801)	(183,072)	55.8
Tractor Supply Co.	(3,598)	(805,916)	245.6
Tradeweb Markets, Inc., Class A	(3,168)	(259,111)	78.9
TriNet Group, Inc.	(3,182)	(334,842)	102.0
Tyler Technologies, Inc.	(475)	(188,399)	57.4
Under Armour, Inc., Class A	(5,310)	(42,799)	13.0
Union Pacific Corp.	(1,139)	(264,271)	80.5
United Parcel Service, Inc., Class B	(10,380)	(1,942,409)	591.8
UnitedHealth Group, Inc.	(770)	(389,905)	118.8
Universal Health Services, Inc., Class B	(173)	(24,040)	7.3
Unum Group	(1,978)	(96,151)	29.3
Vail Resorts, Inc.	(134)	(31,556)	9.6
Valaris Ltd.	(3,867)	(296,986)	90.5
Valvoline, Inc.	(16,492)	(626,201)	190.8
Vaxcyte, Inc.	(4,207)	(202,188)	61.6
Voya Financial, Inc.	(6,986)	(518,780)	158.1
Warner Music Group Corp., Class A	(3,542)	(111,750)	34.0
Welltower, Inc.	(10,166)	(835,137)	254.5
WESCO International, Inc.	(1,132)	(198,745)	60.6
Westrock Co.	(3,971)	(132,195)	40.3
Whirlpool Corp.	(695)	(100,261)	30.5
Wingstop, Inc.	(864)	(145,653)	44.4
Wolfspeed, Inc.	(3,797)	(250,222)	76.2

S C H E D U L E O F I N V E S T M E N T S	108

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
World Wrestling Entertainment, Inc., Class A	(7,382)	$(775,110)	236.2%
WP Carey, Inc.	(278)	(18,773)	5.7
Wynn Resorts Ltd.	(1,746)	(190,279)	58.0
Xcel Energy, Inc.	(7,317)	(458,995)	139.8
XPO, Inc.	(10,521)	(728,474)	222.0
YETI Holdings, Inc.	(2,926)	(124,648)	38.0
Yum! Brands, Inc.	(2,253)	(310,170)	94.5
Zebra Technologies Corp., Class A	(263)	(80,993)	24.7
ZoomInfo Technologies, Inc., Class A	(22,475)	(574,686)	175.1

		(189,607,514)

Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(729)	(89,369)	27.2
Henkel AG & Co. KGaA	(22,946)	(1,806,386)	550.4
Sartorius AG	(1,356)	(564,313)	171.9

Total Reference Entity — Short		(333,938,019)

Net Value of Reference Entity — UBS AG		$(328,209)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination 05/11/2026-06/07/2028:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	11,812	$21,371	(5.7)%
ALS Ltd.	6,138	48,445	(13.0)
Arena REIT	18,306	47,382	(12.7)
Bendigo & Adelaide Bank Ltd.	18,142	114,873	(30.9)
Boral Ltd.	23,541	69,238	(18.6)
Centuria Industrial REIT	14,579	31,189	(8.4)
Challenger Ltd.	191,599	939,863	(252.5)
Charter Hall Retail REIT	6,224	15,566	(4.2)
CSR Ltd.	27,916	108,692	(29.2)
Data#3 Ltd.	30,321	154,210	(41.4)
Downer EDI Ltd.	89,422	264,735	(71.1)
GrainCorp Ltd.	9,649	53,308	(14.3)
Growthpoint Properties Australia Ltd.	34,957	68,423	(18.4)
Karoon Energy Ltd.	19,131	28,764	(7.7)
Magellan Financial Group Ltd.	13,914	88,743	(23.9)
Monadelphous Group Ltd.	1,656	15,426	(4.1)
nib holdings Ltd.	18,441	103,052	(27.7)
oOh!media Ltd.	22,138	21,096	(5.7)
Orora Ltd.	56,251	137,416	(36.9)
Pro Medicus Ltd.	21,047	989,037	(265.8)
Qube Holdings Ltd.	38,958	77,854	(20.9)
Region RE Ltd.	67,074	110,337	(29.7)
Seven Group Holdings Ltd.	2,877	51,275	(13.8)
Silver Lake Resources Ltd.	35,019	21,570	(5.8)
Super Retail Group Ltd.	4,774	39,623	(10.7)
Technology One Ltd.	1,460	15,686	(4.2)

Security	Shares	Value	% of Basket Value

Australia (continued)
Ventia Services Group Pty Ltd.	6,954	$13,429	(3.6)%
Viva Energy Group Ltd.	8,957	18,824	(5.1)

		3,669,427

Austria
IMMOFINANZ AG	1,687	34,109	(9.2)
Kontron AG	3,276	72,026	(19.3)
Telekom Austria AG, Class A	1,709	13,035	(3.5)
UNIQA Insurance Group AG	7,702	63,935	(17.2)
Wienerberger AG	2,235	74,512	(20.0)

		257,617

Belgium
Azelis Group NV	978	25,287	(6.8)
Etablissements Franz Colruyt NV	1,349	51,286	(13.8)
Melexis NV	100	11,015	(3.0)
VGP NV	211	22,527	(6.0)
X-Fab Silicon Foundries SE	2,886	35,385	(9.5)

		145,500

Canada
Aecon Group, Inc.	4,061	33,828	(9.1)
Artis REIT	5,003	26,311	(7.1)
Atco Ltd., Class I	6,530	185,880	(49.9)
Ballard Power Systems, Inc.	5,459	25,926	(7.0)
Canfor Corp.	3,632	57,386	(15.4)
Cargojet, Inc.	2,607	191,269	(51.4)
Centerra Gold, Inc.	25,440	163,152	(43.8)
Chemtrade Logistics Income Fund	1,864	12,408	(3.3)
Crombie REIT	10,570	111,690	(30.0)
CT REIT	4,145	47,899	(12.9)
Doman Building Materials Group Ltd.	3,880	19,945	(5.4)
Dream Office REIT	8,657	89,493	(24.1)
DREAM Unlimited Corp., Class A	4,411	69,153	(18.6)
Enghouse Systems Ltd.	6,453	145,943	(39.2)
First Capital REIT	17,458	195,152	(52.4)
First National Financial Corp.	982	29,005	(7.8)
Freehold Royalties Ltd.	6,201	65,482	(17.6)
goeasy Ltd.	319	30,661	(8.2)
H&R REIT	23,534	183,655	(49.4)
Innergex Renewable Energy, Inc.	5,092	49,863	(13.4)
Interfor Corp.	9,299	166,290	(44.7)
InterRent REIT	6,866	66,557	(17.9)
Jamieson Wellness, Inc.	18,936	436,402	(117.3)
Killam Apartment REIT	18,421	252,298	(67.8)
Major Drilling Group International, Inc.	5,692	41,091	(11.0)
Nexus Industrial REIT	2,148	13,422	(3.6)
North American Construction Group Ltd.	2,210	53,628	(14.4)
NorthWest Healthcare Properties REIT	19,904	105,511	(28.4)
Pason Systems, Inc.	5,643	56,258	(15.1)
Primaris REIT	1,739	17,592	(4.7)
Russel Metals, Inc.	5,956	175,339	(47.1)
Sandstorm Gold Ltd.	2,814	15,679	(4.2)
SmartCentres REIT	12,782	241,251	(64.8)
Topaz Energy Corp.	6,515	105,713	(28.4)

		3,481,132

Denmark
H Lundbeck A/S	2,537	12,746	(3.4)

Egypt
Centamin PLC	87,772	110,236	(29.6)

109

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Finland
Nokian Renkaat OYJ	4,823	$45,753	(12.3)%
Nordea Bank Abp	29,607	338,040	(90.8)
QT Group OYJ	340	28,272	(7.6)
Uponor OYJ	5,259	167,902	(45.1)

		579,967

France
Atos SE	8,820	92,124	(24.8)
Beneteau SA	1,169	19,086	(5.1)
Carmila SA	2,009	33,322	(9.0)
CGG SA	99,353	71,259	(19.1)
Cie Plastic Omnium SA	5,787	114,432	(30.7)
Clariane SE	1,765	13,892	(3.7)
Eutelsat Communications SA	1,731	11,731	(3.2)
ICADE	2,007	83,548	(22.5)
Interparfums SA	77	5,679	(1.5)
Nexity SA	8,000	139,128	(37.4)
Rubis SCA	2,480	61,479	(16.5)
Television Francaise 1	14,741	122,828	(33.0)
Vicat SA	384	13,020	(3.5)

		781,528

Germany
Auto1 Group SE	5,811	62,734	(16.9)
Bank of Georgia Group PLC	4,319	182,274	(49.0)
Bilfinger SE	734	26,896	(7.2)
CropEnergies AG	5,890	60,215	(16.2)
Deutz AG	36,834	206,708	(55.5)
DWS Group GmbH & Co. KGaA	705	24,954	(6.7)
Elmos Semiconductor SE	174	15,858	(4.3)
Freenet AG	3,683	91,440	(24.6)
Heidelberger Druckmaschinen AG	30,723	49,084	(13.2)
Hella GmbH & Co. KGaA	178	14,105	(3.8)
Hypoport SE	473	99,105	(26.6)
Krones AG	143	17,275	(4.6)
SAF-Holland SE	3,014	44,041	(11.8)
Salzgitter AG	1,953	68,755	(18.5)
Suedzucker AG	11,507	200,603	(53.9)
SUESS MicroTec SE	1,009	25,442	(6.8)
SUSE SA	9,290	111,857	(30.0)
TBC Bank Group PLC	4,369	142,086	(38.2)
United Internet AG	9,705	146,963	(39.5)
VERBIO Vereinigte BioEnergie AG	1,235	60,638	(16.3)
Vitesco Technologies Group AG	1,676	145,787	(39.2)

		1,796,820

Hong Kong
Fortune REIT	53,000	38,251	(10.3)
HK Electric Investments & HK Electric Investments Ltd.	33,000	20,518	(5.5)

		58,769

Iraq
Gulf Keystone Petroleum Ltd.	11,760	18,737	(5.0)

Ireland
Cimpress PLC	238	16,541	(4.4)
Greencore Group PLC	25,590	28,907	(7.8)

		45,448

Security	Shares	Value	% of Basket Value

Israel
Alony Hetz Properties & Investments Ltd.	60,749	$517,269	(139.0)%
JFrog Ltd.	848	26,093	(7.0)
Mivne Real Estate KD Ltd.	20,648	55,414	(14.9)

		598,776

Italy
Banca IFIS SpA	797	14,374	(3.9)
Buzzi SpA	17,670	512,141	(137.6)
Credito Emiliano SpA	4,858	42,440	(11.4)
Ferrari NV	371	118,865	(31.9)
Hera SpA	161,527	512,365	(137.7)
Sesa SpA	115	13,798	(3.7)

		1,213,983

Japan
Acom Co. Ltd.	326,700	823,024	(221.1)
Adastria Co. Ltd.	6,000	124,227	(33.4)
Aeon Delight Co. Ltd.	5,700	120,490	(32.4)
Ain Holdings, Inc.	4,000	145,046	(39.0)
Air Water, Inc.	900	12,898	(3.5)
Aisan Industry Co. Ltd.	10,800	90,197	(24.2)
Alfresa Holdings Corp.	15,900	259,059	(69.6)
Anritsu Corp.	29,200	232,944	(62.6)
Arcs Co. Ltd.	5,200	91,458	(24.6)
Avex, Inc.	7,300	78,294	(21.0)
AZ-COM MARUWA Holdings, Inc.	24,900	350,758	(94.2)
Bell System24 Holdings, Inc.	1,700	16,762	(4.5)
Benefit One, Inc.	3,400	35,129	(9.4)
Benesse Holdings, Inc.	16,100	213,211	(57.3)
Bic Camera, Inc.	20,100	153,773	(41.3)
Bunka Shutter Co. Ltd.	1,500	11,905	(3.2)
Canon Marketing Japan, Inc.	3,900	104,741	(28.1)
Chudenko Corp.	900	14,753	(4.0)
Chugin Financial Group, Inc.	34,100	229,968	(61.8)
Chugoku Marine Paints Ltd.	9,700	84,717	(22.8)
Citizen Watch Co. Ltd.	11,800	78,751	(21.2)
Create SD Holdings Co. Ltd.	2,300	57,172	(15.4)
Daicel Corp.	11,600	109,940	(29.5)
Daio Paper Corp.	10,500	90,891	(24.4)
Denka Co. Ltd.	1,300	26,252	(7.1)
Doutor Nichires Holdings Co. Ltd.	14,800	234,305	(63.0)
eGuarantee, Inc.	2,100	31,161	(8.4)
Eizo Corp.	4,300	155,776	(41.9)
Elecom Co. Ltd.	800	8,641	(2.3)
euglena Co. Ltd.	3,100	19,201	(5.2)
Ezaki Glico Co. Ltd.	13,900	372,847	(100.2)
Financial Partners Group Co. Ltd.	7,200	71,069	(19.1)
Fuji Oil Holdings, Inc.	4,500	64,533	(17.3)
Fuji Seal International, Inc.	4,800	54,351	(14.6)
Fujimi, Inc.	700	17,353	(4.7)
Fujitsu General Ltd.	9,100	193,393	(52.0)
Fukuoka REIT Corp.	142	170,185	(45.7)
Furukawa Electric Co. Ltd.	1,100	21,294	(5.7)
Global One Real Estate Investment Corp.	338	282,263	(75.8)
Glory Ltd.	8,900	186,087	(50.0)
Goldwin, Inc.	1,900	158,902	(42.7)
H.U. Group Holdings, Inc.	2,400	47,799	(12.8)
Hanwa Co. Ltd.	900	31,088	(8.4)
Hazama Ando Corp.	21,700	176,890	(47.5)
Heiwado Co. Ltd.	7,700	131,924	(35.4)

S C H E D U L E O F I N V E S T M E N T S	110

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hiday Hidaka Corp.	12,200	$220,958	(59.4)%
Hioki EE Corp.	1,100	64,260	(17.3)
Hogy Medical Co. Ltd.	2,700	60,457	(16.2)
Hokkoku Financial Holdings, Inc.	5,400	186,628	(50.1)
Hokuriku Electric Power Co.	8,400	52,274	(14.0)
Horiba Ltd.	3,600	215,260	(57.8)
Hyakujushi Bank Ltd.	3,000	45,149	(12.1)
Ichigo Office REIT Investment Corp.	33	20,667	(5.6)
Inaba Denki Sangyo Co. Ltd.	7,200	163,368	(43.9)
Information Services International-Dentsu Ltd.	11,800	429,165	(115.3)
Internet Initiative Japan, Inc.	19,100	362,743	(97.5)
Ishihara Sangyo Kaisha Ltd.	4,500	43,462	(11.7)
Ito En Ltd.	4,900	143,150	(38.5)
Itochu Enex Co. Ltd.	2,800	27,707	(7.4)
Itoham Yonekyu Holdings, Inc.	18,300	94,235	(25.3)
Iwatani Corp.	1,000	53,815	(14.5)
Jaccs Co. Ltd.	3,900	143,680	(38.6)
Japan Elevator Service Holdings Co. Ltd.	9,000	113,101	(30.4)
JCR Pharmaceuticals Co. Ltd.	17,500	168,794	(45.4)
JTEKT Corp.	44,300	427,367	(114.8)
JVCKenwood Corp.	9,100	30,491	(8.2)
Kandenko Co. Ltd.	5,500	49,346	(13.3)
Kanematsu Corp.	5,900	88,533	(23.8)
Katitas Co. Ltd.	1,300	24,487	(6.6)
Kato Sangyo Co. Ltd.	500	13,850	(3.7)
Kitz Corp.	6,800	51,781	(13.9)
Koshidaka Holdings Co. Ltd.	4,100	34,884	(9.4)
Kumiai Chemical Industry Co. Ltd.	1,900	14,588	(3.9)
Life Corp.	3,300	84,594	(22.7)
Lintec Corp.	1,000	16,640	(4.5)
Lion Corp.	2,800	26,754	(7.2)
Macnica Holdings, Inc.	1,600	68,290	(18.3)
Mandom Corp.	2,700	27,731	(7.5)
Mani, Inc.	3,400	44,635	(12.0)
Maxell Ltd.	10,200	116,967	(31.4)
Medipal Holdings Corp.	5,200	89,837	(24.1)
Megmilk Snow Brand Co. Ltd.	8,500	118,367	(31.8)
Meidensha Corp.	2,000	29,813	(8.0)
Menicon Co. Ltd.	1,700	30,915	(8.3)
Micronics Japan Co. Ltd.	2,200	35,411	(9.5)
Milbon Co. Ltd.	500	18,403	(4.9)
MIRAIT ONE Corp.	6,100	79,327	(21.3)
Mitsui Mining & Smelting Co. Ltd.	1,500	35,636	(9.6)
Miura Co. Ltd.	4,600	117,252	(31.5)
Mizuno Corp.	10,100	269,237	(72.3)
Modec, Inc.	11,600	124,588	(33.5)
Nagase & Co. Ltd.	3,200	55,339	(14.9)
NET One Systems Co. Ltd.	4,100	91,570	(24.6)
NHK Spring Co. Ltd.	4,400	35,926	(9.7)
Nichicon Corp.	2,600	26,024	(7.0)
Nichirei Corp.	2,100	48,985	(13.2)
Nippon Ceramic Co. Ltd.	2,900	53,449	(14.4)
NIPPON REIT Investment Corp.	8	19,207	(5.2)
Nippon Sheet Glass Co. Ltd.	6,600	30,192	(8.1)
Nipro Corp.	62,400	463,745	(124.6)
Nisshin Oillio Group Ltd.	10,000	273,914	(73.6)
Nisshinbo Holdings, Inc.	2,100	18,468	(5.0)
Noevir Holdings Co. Ltd.	700	27,278	(7.3)
Nomura Co. Ltd.	9,500	61,076	(16.4)
Noritsu Koki Co. Ltd.	4,100	72,729	(19.5)
Noritz Corp.	15,500	192,916	(51.8)
NTN Corp.	96,100	220,125	(59.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Oki Electric Industry Co. Ltd.	22,700	$146,060	(39.2)%
Okinawa Cellular Telephone Co.	4,500	95,951	(25.8)
Onward Holdings Co. Ltd.	103,000	422,359	(113.5)
Orix JREIT, Inc.	129	165,523	(44.5)
Outsourcing, Inc.	8,100	84,756	(22.8)
PALTAC Corp.	2,900	98,713	(26.5)
Pasona Group, Inc.	1,400	16,963	(4.6)
Prima Meat Packers Ltd.	19,700	310,248	(83.4)
Raito Kogyo Co. Ltd.	6,800	100,029	(26.9)
Raysum Co. Ltd.	800	17,109	(4.6)
Relo Group, Inc.	7,600	107,190	(28.8)
Ricoh Leasing Co. Ltd.	9,700	301,681	(81.1)
Royal Holdings Co. Ltd.	800	15,281	(4.1)
Saizeriya Co. Ltd.	3,000	96,179	(25.8)
San-In Godo Bank Ltd.	8,900	58,895	(15.8)
Sankei Real Estate, Inc.	29	19,494	(5.2)
Sanken Electric Co. Ltd.	400	41,330	(11.1)
Sanki Engineering Co. Ltd.	3,100	34,441	(9.3)
Sankyo Co. Ltd.	4,200	180,296	(48.4)
Sankyu, Inc.	7,800	273,378	(73.5)
Sanyo Chemical Industries Ltd.	800	24,643	(6.6)
Sapporo Holdings Ltd.	2,800	75,072	(20.2)
Sato Holdings Corp.	9,000	127,311	(34.2)
Sawai Group Holdings Co. Ltd.	3,200	80,921	(21.7)
SCSK Corp.	2,500	28,598	(7.7)
Seino Holdings Co. Ltd.	15,900	252,359	(67.8)
Sekisui House Reit, Inc.	110	66,637	(17.9)
Senshu Ikeda Holdings, Inc.	26,300	49,416	(13.3)
Seven Bank Ltd.	167,900	364,674	(98.0)
Shibaura Machine Co. Ltd.	2,800	90,647	(24.4)
Shindengen Electric Manufacturing Co. Ltd.	4,000	92,671	(24.9)
Shinmaywa Industries Ltd.	8,700	89,807	(24.1)
Shizuoka Gas Co. Ltd.	4,300	33,456	(9.0)
Siix Corp.	1,100	12,127	(3.3)
SMS Co. Ltd.	11,700	251,585	(67.6)
Sodick Co. Ltd.	19,600	101,272	(27.2)
Sohgo Security Services Co. Ltd.	11,600	71,690	(19.3)
Stanley Electric Co. Ltd.	3,700	69,560	(18.7)
Star Asia Investment Corp.	357	147,818	(39.7)
Starts Corp., Inc.	3,000	63,624	(17.1)
Sumitomo Heavy Industries Ltd.	14,100	349,547	(93.9)
Sumitomo Mitsui Construction Co. Ltd.	35,700	95,514	(25.7)
Sumitomo Osaka Cement Co. Ltd.	1,100	31,569	(8.5)
Sumitomo Pharma Co. Ltd.	19,600	83,198	(22.4)
Sumitomo Warehouse Co. Ltd.	700	12,306	(3.3)
Sun Frontier Fudousan Co. Ltd.	7,700	83,572	(22.5)
Suzuken Co. Ltd.	2,300	68,501	(18.4)
Systena Corp.	18,500	36,149	(9.7)
Tadano Ltd.	12,700	100,923	(27.1)
Taiheiyo Cement Corp.	700	14,755	(4.0)
Taikisha Ltd.	2,300	70,062	(18.8)
Taisho Pharmaceutical Holdings Co. Ltd.	1,600	63,126	(17.0)
Takasago Thermal Engineering Co. Ltd.	1,700	31,412	(8.4)
Takeuchi Manufacturing Co. Ltd.	2,700	85,721	(23.0)
Tamron Co. Ltd.	2,000	64,668	(17.4)
Toa Corp.	7,000	162,196	(43.6)
Toho Gas Co. Ltd.	5,200	99,547	(26.7)
Tokai Rika Co. Ltd.	7,200	115,031	(30.9)
Tokuyama Corp.	7,400	129,085	(34.7)
Topcon Corp.	3,400	42,306	(11.4)
Tosei Corp.	5,900	74,247	(19.9)
Toshiba TEC Corp.	5,100	150,402	(40.4)

111

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyo Ink SC Holdings Co. Ltd.	9,500	$148,287	(39.8)%
Toyo Seikan Group Holdings Ltd.	3,700	60,637	(16.3)
Toyo Tire Corp.	3,800	51,453	(13.8)
Toyoda Gosei Co. Ltd.	2,500	53,994	(14.5)
TS Tech Co. Ltd.	3,300	42,840	(11.5)
Tsubakimoto Chain Co.	5,300	143,635	(38.6)
Tsugami Corp.	7,000	62,917	(16.9)
Tv Tokyo Holdings Corp.	1,100	27,472	(7.4)
UBE Corp.	10,800	200,936	(54.0)
Usen-Next Holdings Co. Ltd.	1,800	42,694	(11.5)
Ushio, Inc.	8,700	122,857	(33.0)
Valor Holdings Co. Ltd.	1,000	15,230	(4.1)
Vector, Inc.	3,800	35,533	(9.5)
Wacom Co. Ltd.	20,900	90,200	(24.2)
YAMABIKO Corp.	4,500	49,177	(13.2)
Yamazen Corp.	7,500	64,775	(17.4)
Yaoko Co. Ltd.	1,100	58,592	(15.7)
Yuasa Trading Co. Ltd.	4,400	142,953	(38.4)
Zeon Corp.	1,700	18,485	(5.0)

		20,431,230

Netherlands
Eurocommercial Properties NV	621	15,883	(4.3)
Koninklijke BAM Groep NV	21,252	49,503	(13.3)
PostNL NV	156,874	323,576	(86.9)
Wereldhave NV	1,056	19,267	(5.2)

		408,229

New Zealand
Contact Energy Ltd.	3,736	19,656	(5.3)

Norway
Aker Solutions ASA	46,608	209,062	(56.2)
Austevoll Seafood ASA	2,693	20,411	(5.5)
Grieg Seafood ASA	6,128	44,583	(12.0)
Kitron ASA	3,738	13,815	(3.7)
Leroy Seafood Group ASA	18,051	75,621	(20.3)
Odfjell Drilling Ltd.	11,749	33,722	(9.1)
OKEA ASA	6,008	22,528	(6.1)
SpareBank 1 Nord Norge	24,743	237,936	(63.9)
SpareBank 1 SR-Bank ASA	8,526	111,102	(29.8)
TOMRA Systems ASA	2,375	36,960	(9.9)
Wallenius Wilhelmsen ASA	2,529	17,735	(4.8)

		823,475

Portugal
CTT-Correios de Portugal SA	135,475	541,771	(145.6)
NOS SGPS SA	11,068	42,968	(11.5)

		584,739

Singapore
BW LPG Ltd.	9,122	98,527	(26.5)
ComfortDelGro Corp.Ltd.	78,300	74,720	(20.1)
Keppel REIT	32,000	21,944	(5.9)

		195,191

South Africa
Scatec ASA	3,342	27,856	(7.5)

South Korea
Magnachip Semiconductor Corp.	5,259	48,646	(13.1)

Spain
Almirall SA	6,726	65,224	(17.5)

Security	Shares	Value	% of Basket Value

Spain (continued)
Applus Services SA	3,999	$43,322	(11.6)%
Atresmedia Corp.de Medios de Comunicacion SA	5,768	24,120	(6.5)
Indra Sistemas SA	11,755	173,236	(46.5)
Mapfre SA	104,628	218,044	(58.6)
Merlin Properties Socimi SA	14,281	133,590	(35.9)
Obrascon Huarte Lain SA	132,015	71,650	(19.3)

		729,186

Sweden
AAK AB	12,487	245,107	(65.9)
Alleima AB	4,090	18,280	(4.9)
Attendo AB	4,087	12,601	(3.4)
Betsson AB	14,233	175,937	(47.3)
Bufab AB	2,469	73,989	(19.9)
Camurus AB	2,761	80,210	(21.5)
Fortnox AB	14,785	93,250	(25.1)
Hexpol AB	2,629	29,314	(7.9)
Mycronic AB	729	16,126	(4.3)
NCC AB, B Shares	9,302	100,683	(27.0)
Nordnet AB publ	9,147	136,897	(36.8)
Resurs Holding AB	24,077	58,524	(15.7)
Sectra AB, B Shares	1,645	27,065	(7.3)
SSAB AB, Class B	6,825	41,722	(11.2)
Sweco AB, B Shares	4,101	43,414	(11.7)
Thule Group AB	7,259	232,020	(62.3)

		1,385,139

United Kingdom
AJ Bell PLC	1,732	7,421	(2.0)
ASOS PLC	8,866	47,926	(12.9)
Babcock International Group PLC	33,007	160,307	(43.1)
Big Yellow Group PLC	8,045	112,735	(30.3)
boohoo Group PLC	369,281	185,241	(49.8)
Capricorn Energy PLC	62,830	143,601	(38.6)
Computacenter PLC	1,268	36,093	(9.7)
Deliveroo PLC, Class A	109,620	185,531	(49.8)
DiscoverIE Group PLC	1,446	15,137	(4.1)
Firstgroup PLC	76,495	145,027	(39.0)
Forterra PLC	5,514	12,392	(3.3)
Grafton Group PLC	11,123	126,146	(33.9)
Halfords Group PLC	20,486	58,451	(15.7)
Hunting PLC	12,889	44,483	(11.9)
J D Wetherspoon PLC	34,121	300,293	(80.7)
John Wood Group PLC	6,489	12,363	(3.3)
Jupiter Fund Management PLC	74,164	109,092	(29.3)
Just Group PLC	92,304	97,938	(26.3)
LondonMetric Property PLC	24,268	57,485	(15.4)
Marlowe PLC	16,800	122,895	(33.0)
Marshalls PLC	16,078	55,478	(14.9)
Mitchells & Butlers PLC	53,517	159,482	(42.9)
Moneysupermarket.com Group PLC	26,453	94,915	(25.5)
Morgan Advanced Materials PLC	4,738	16,623	(4.5)
Morgan Sindall Group PLC	4,485	110,546	(29.7)
Nomad Foods Ltd.	2,525	44,894	(12.1)
OSB Group PLC	6,363	30,439	(8.2)
Oxford Instruments PLC	395	12,410	(3.3)
Paragon Banking Group PLC	8,795	60,699	(16.3)
Pets at Home Group PLC	4,571	23,391	(6.3)
Premier Foods PLC	20,652	34,232	(9.2)
Quilter PLC	1,069	1,072	(0.3)
Redde Northgate PLC	61,158	273,906	(73.6)
Rotork PLC	12,704	50,444	(13.6)

S C H E D U L E O F I N V E S T M E N T S	112

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Senior PLC	7,039	$15,050	(4.0)%
TP ICAP Group PLC	29,842	61,447	(16.5)
Vanquis Banking Group PLC	60,158	97,610	(26.2)
Vesuvius PLC	7,828	44,659	(12.0)
Virgin Money UK PLC	54,641	126,206	(33.9)
WH Smith PLC	2,277	43,652	(11.7)

		3,337,712

United States
1-800-Flowers.com, Inc., Class A	3,339	28,983	(7.8)
2U, Inc.	15,934	76,165	(20.5)
8x8, Inc.	20,272	96,089	(25.8)
A10 Networks, Inc.	2,953	45,831	(12.3)
AAON, Inc.	149	15,684	(4.2)
AAR Corp.	4,594	274,721	(73.8)
Abercrombie & Fitch Co., Class A	3,901	154,519	(41.5)
Accel Entertainment, Inc., Class A	10,172	115,961	(31.2)
Aclaris Therapeutics, Inc.	3,627	35,798	(9.6)
Acushnet Holdings Corp.	696	41,502	(11.2)
Addus HomeCare Corp.	2,973	272,238	(73.1)
Advanced Energy Industries, Inc.	763	95,512	(25.7)
Agilysys, Inc.	2,111	155,433	(41.8)
Alarm.com Holdings, Inc.	1,691	93,360	(25.1)
Albany International Corp., Class A	2,312	222,599	(59.8)
ALLETE, Inc.	2,087	119,856	(32.2)
Allied Motion Technologies, Inc.	4,160	161,824	(43.5)
Alta Equipment Group, Inc.	6,140	99,161	(26.6)
Altair Engineering, Inc., Class A	2,610	195,593	(52.6)
Alteryx, Inc., Class A	2,007	83,210	(22.4)
A-Mark Precious Metals, Inc.	2,738	111,683	(30.0)
Ambarella, Inc.	2,965	247,340	(66.5)
American Axle & Manufacturing Holdings, Inc.	4,360	41,202	(11.1)
American States Water Co.	478	42,260	(11.4)
Anywhere Real Estate, Inc.	19,306	161,784	(43.5)
Arch Resources, Inc.	12,455	83,822	(22.5)
Archrock, Inc.	15,243	177,733	(47.8)
Arlo Technologies, Inc.	2,488	28,264	(7.6)
Assured Guaranty Ltd.	523	31,265	(8.4)
Astec Industries, Inc.	3,124	154,326	(41.5)
AtriCure, Inc.	286	15,830	(4.3)
Axonics, Inc.	2,440	147,303	(39.6)
Axos Financial, Inc.	457	21,479	(5.8)
AZZ, Inc.	983	43,576	(11.7)
Badger Meter, Inc.	587	96,644	(26.0)
Bank of Hawaii Corp.	2,861	163,449	(43.9)
Beazer Homes USA, Inc.	5,596	188,193	(50.6)
Bel Fuse, Inc., Class B	306	16,417	(4.4)
Benchmark Electronics, Inc.	7,073	187,505	(50.4)
BigCommerce Holdings, Inc., Series-1	6,191	66,925	(18.0)
BJ’s Restaurants, Inc.	687	25,872	(7.0)
Bluegreen Vacations Holding Corp., Class A	764	29,865	(8.0)
Boise Cascade Co.	1,531	158,443	(42.6)
Bristow Group, Inc.	3,451	106,187	(28.5)
CareTrust REIT, Inc.	969	20,146	(5.4)
Cargurus, Inc.	789	17,879	(4.8)
Carpenter Technology Corp.	3,338	199,813	(53.7)
Cars.com, Inc.	2,247	51,254	(13.8)
Central Garden & Pet Co., Class A	1,835	70,134	(18.8)
Century Aluminum Co.	2,687	24,989	(6.7)
CEVA, Inc.	3,236	87,890	(23.6)
Cheesecake Factory, Inc.	5,699	209,609	(56.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Chefs’ Warehouse, Inc.	3,212	$116,724	(31.4)%
Chegg, Inc.	32,822	332,487	(89.3)
Cinemark Holdings, Inc.	11,831	197,459	(53.1)
Clearwater Paper Corp.	2,010	64,782	(17.4)
Clearway Energy, Inc., Class C	5,556	146,734	(39.4)
CNX Resources Corp.	887	18,095	(4.9)
Cohen & Steers, Inc.	411	26,431	(7.1)
Cohu, Inc.	4,578	199,830	(53.7)
Computer Programs & Systems, Inc.	8,758	229,635	(61.7)
Comstock Resources, Inc.	4,626	58,982	(15.8)
Comtech Telecommunications Corp.	7,627	77,490	(20.8)
ConnectOne Bancorp, Inc.	1,985	40,633	(10.9)
Construction Partners, Inc., Class A	3,424	100,666	(27.0)
Corcept Therapeutics, Inc.	1,295	32,997	(8.9)
CRA International, Inc.	899	89,981	(24.2)
Crane NXT Co.	2,440	144,326	(38.8)
CS Disco, Inc.	3,897	37,957	(10.2)
CSG Systems International, Inc.	5,694	293,753	(78.9)
CSW Industrials, Inc.	222	40,082	(10.8)
Customers Bancorp, Inc.	4,226	177,407	(47.7)
Delek U.S. Holdings, Inc.	8,221	226,817	(60.9)
Deluxe Corp.	1,923	36,518	(9.8)
DHT Holdings, Inc.	1,701	16,755	(4.5)
Diamond Offshore Drilling, Inc.	1,526	24,157	(6.5)
Digi International, Inc.	1,424	59,708	(16.0)
Digital Turbine, Inc.	4,217	45,712	(12.3)
Dime Community Bancshares, Inc.	3,216	72,038	(19.4)
DMC Global, Inc.	3,784	71,366	(19.2)
Dril-Quip, Inc.	635	16,440	(4.4)
DXP Enterprises, Inc.	2,746	104,293	(28.0)
EchoStar Corp.	3,752	72,901	(19.6)
Edgewell Personal Care Co.	3,369	132,772	(35.7)
Encore Wire Corp.	1,160	198,000	(53.2)
Enerpac Tool Group Corp., Class A	1,836	50,453	(13.6)
EnerSys	273	29,571	(7.9)
EngageSmart, Inc.	8,210	155,662	(41.8)
Enova International, Inc.	1,979	109,023	(29.3)
ePlus, Inc.	470	26,485	(7.1)
Essential Properties Realty Trust, Inc.	12,928	317,382	(85.3)
Ethan Allen Interiors, Inc.	4,985	156,878	(42.2)
Everbridge, Inc.	1,745	53,816	(14.5)
Everi Holdings, Inc.	11,328	168,108	(45.2)
Evolus, Inc.	2,572	25,771	(6.9)
Extreme Networks, Inc.	1,037	27,574	(7.4)
EZCORP, Inc., Class A	3,193	28,929	(7.8)
Federated Hermes, Inc.	8,533	288,671	(77.6)
First Busey Corp.	3,172	68,706	(18.5)
First Interstate BancSystem, Inc.	15,454	443,993	(119.3)
Fiverr International Ltd.	4,006	120,741	(32.4)
Forestar Group, Inc.	7,154	210,900	(56.7)
Franklin Covey Co.	350	16,678	(4.5)
Fresh Del Monte Produce, Inc.	2,045	54,356	(14.6)
Frontdoor, Inc.	3,729	130,217	(35.0)
FTAI Aviation Ltd.	6,736	216,967	(58.3)
Fulgent Genetics, Inc.	2,848	110,588	(29.7)
GATX Corp.	303	37,984	(10.2)
Gentherm, Inc.	5,842	349,176	(93.8)
Gibraltar Industries, Inc.	1,628	105,283	(28.3)
G-III Apparel Group Ltd.	8,812	182,497	(49.0)
Glacier Bancorp, Inc.	2,119	69,291	(18.6)
Global Industrial Co.	126	3,591	(1.0)

113

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
GMS, Inc.	1,067	$78,627	(21.1)%
GoPro, Inc., Class A	59,314	242,594	(65.2)
Gray Television, Inc.	1,232	11,667	(3.1)
Green Brick Partners, Inc.	1,016	57,424	(15.4)
Griffon Corp.	3,013	125,702	(33.8)
Group 1 Automotive, Inc.	920	237,848	(63.9)
H&E Equipment Services, Inc.	2,894	140,591	(37.8)
Hanesbrands, Inc.	4,986	26,276	(7.1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,153	108,435	(29.1)
HarborOne Bancorp, Inc.	1,238	12,987	(3.5)
Harmony Biosciences Holdings, Inc.	315	11,142	(3.0)
Haverty Furniture Cos, Inc.	515	18,334	(4.9)
HCI Group, Inc.	3,638	228,503	(61.4)
Health Catalyst, Inc.	6,684	93,777	(25.2)
Healthcare Services Group, Inc.	6,187	78,018	(21.0)
HealthStream, Inc.	588	13,218	(3.6)
Heartland Financial USA, Inc.	2,506	86,056	(23.1)
ICF International, Inc.	1,794	210,956	(56.7)
Independent Bank Corp.	1,209	24,978	(6.7)
Independent Bank Group, Inc.	5,087	228,254	(61.3)
Infinera Corp.	19,557	88,007	(23.6)
Innoviva, Inc.	964	13,062	(3.5)
Instructure Holdings, Inc.	1,304	35,430	(9.5)
Integral Ad Science Holding Corp.	4,637	96,681	(26.0)
Inter Parfums, Inc.	231	34,548	(9.3)
International Money Express, Inc.	2,708	65,615	(17.6)
Itron, Inc.	3,216	253,003	(68.0)
JELD-WEN Holding, Inc.	13,300	236,873	(63.6)
JetBlue Airways Corp.	14,631	113,683	(30.5)
Johnson Outdoors, Inc.	279	16,494	(4.4)
Kaiser Aluminum Corp.	522	42,386	(11.4)
KB Home	6,190	334,074	(89.8)
Kennametal, Inc.	1,377	41,971	(11.3)
Kimball Electronics, Inc.	3,556	103,764	(27.9)
Kohl’s Corp.	693	19,716	(5.3)
Korn Ferry	3,102	163,413	(43.9)
Kratos Defense & Security Solutions, Inc.	4,771	71,994	(19.3)
Kyndryl Holdings, Inc.	11,559	157,896	(42.4)
Laureate Education, Inc.	5,001	64,113	(17.2)
Legalzoom.com, Inc.	4,408	67,354	(18.1)
Liquidity Services, Inc.	5,562	93,330	(25.1)
LivaNova PLC	1,317	76,979	(20.7)
Liveperson, Inc.	23,153	109,977	(29.5)
LiveRamp Holdings, Inc.	1,550	44,237	(11.9)
Lovesac Co.	3,286	96,214	(25.9)
LXP Industrial Trust	2,066	20,805	(5.6)
M/I Homes, Inc.	575	57,500	(15.4)
Magnite, Inc.	8,078	122,220	(32.8)
Malibu Boats, Inc., Class A	496	29,735	(8.0)
Marqeta, Inc.	3,554	19,831	(5.3)
Matson, Inc.	933	87,198	(23.4)
MaxLinear, Inc.	2,783	68,657	(18.4)
McGrath RentCorp.	971	93,585	(25.1)
MDC Holdings, Inc.	2,586	132,610	(35.6)
Medifast, Inc.	217	22,110	(5.9)
Mercury Systems, Inc.	7,098	269,582	(72.4)
Merit Medical Systems, Inc.	1,778	132,763	(35.7)
Methode Electronics, Inc.	9,161	308,176	(82.8)
MillerKnoll, Inc.	17,080	334,256	(89.8)
Minerals Technologies, Inc.	1,482	90,921	(24.4)
Model N, Inc.	753	25,090	(6.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Modine Manufacturing Co.	1,971	$74,031	(19.9)%
ModivCare, Inc.	566	24,757	(6.7)
Moog, Inc., Class A	731	77,077	(20.7)
Morningstar, Inc.	501	115,470	(31.0)
Mr Cooper Group, Inc.	462	26,782	(7.2)
MRC Global, Inc.	1,167	13,175	(3.5)
MSA Safety, Inc.	1,711	284,026	(76.3)
N-able, Inc.	5,849	82,295	(22.1)
Napco Security Technologies, Inc.	2,079	77,921	(20.9)
National Health Investors, Inc.	1,360	74,678	(20.1)
National Vision Holdings, Inc.	12,145	262,696	(70.6)
NETGEAR, Inc.	19,889	271,286	(72.9)
NetScout Systems, Inc.	2,930	81,894	(22.0)
Nevro Corp.	1,104	27,589	(7.4)
NewMarket Corp.	154	69,562	(18.7)
NextGen Healthcare, Inc.	7,045	117,158	(31.5)
NMI Holdings, Inc., Class A	2,749	73,426	(19.7)
Nordstrom, Inc.	5,988	138,383	(37.2)
Northwest Natural Holding Co.	3,016	129,598	(34.8)
ODP Corp.	4,298	214,384	(57.6)
O-I Glass, Inc.	4,662	107,040	(28.8)
Olo, Inc., Class A	7,658	60,192	(16.2)
ON24, Inc.	10,359	91,677	(24.6)
Ooma, Inc.	18,569	278,535	(74.8)
OPENLANE, Inc.	1,006	15,794	(4.2)
OSI Systems, Inc.	1,249	148,918	(40.0)
Outfront Media, Inc.	6,222	96,192	(25.8)
Owens & Minor, Inc.	1,783	34,305	(9.2)
Oxford Industries, Inc.	1,073	115,723	(31.1)
Pacira BioSciences, Inc.	717	26,063	(7.0)
Palomar Holdings, Inc.	2,566	155,397	(41.8)
Park Hotels & Resorts, Inc.	1,096	14,938	(4.0)
Patterson Cos, Inc.	2,157	70,944	(19.1)
Perdoceo Education Corp.	2,720	36,312	(9.8)
Petco Health & Wellness Co., Inc., Class A	24,090	196,574	(52.8)
PetIQ, Inc., Class A	1,617	27,069	(7.3)
PGT Innovations, Inc.	2,166	61,969	(16.6)
Phreesia, Inc.	1,877	59,538	(16.0)
Playtika Holding Corp.	12,680	151,399	(40.7)
Premier Financial Corp.	2,517	54,518	(14.6)
PriceSmart, Inc.	1,728	134,317	(36.1)
Primoris Services Corp.	594	18,865	(5.1)
PROG Holdings, Inc.	2,452	99,502	(26.7)
Progress Software Corp.	1,396	83,844	(22.5)
Proto Labs, Inc.	5,582	185,043	(49.7)
Q2 Holdings, Inc.	3,925	139,220	(37.4)
Quaker Chemical Corp.	227	45,486	(12.2)
Rapid7, Inc.	541	24,837	(6.7)
Remitly Global, Inc.	11,879	229,027	(61.5)
Repay Holdings Corp., Class A	1,570	13,110	(3.5)
Revolve Group, Inc.	1,052	20,745	(5.6)
REX American Resources Corp.	3,666	135,715	(36.5)
RingCentral, Inc., Class A	1,936	80,073	(21.5)
Rover Group, Inc., Class A	8,167	44,755	(12.0)
Rush Enterprises, Inc., Class A	4,900	316,932	(85.2)
Sabra Health Care REIT, Inc.	2,204	28,630	(7.7)
Safehold, Inc.	12,005	296,884	(79.8)
Sandy Spring Bancorp, Inc.	612	14,976	(4.0)
ScanSource, Inc.	415	12,487	(3.4)
Schneider National, Inc., Class B	2,349	72,373	(19.4)
Seaboard Corp.	5	18,025	(4.8)
Select Medical Holdings Corp.	4,140	124,241	(33.4)

S C H E D U L E O F I N V E S T M E N T S	114

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Semtech Corp.	8,490	$247,908	(66.6)%
ServisFirst Bancshares, Inc.	3,324	198,376	(53.3)
SI-BONE, Inc.	1,603	41,293	(11.1)
Sims Ltd.	2,195	22,749	(6.1)
Simulations Plus, Inc.	505	25,149	(6.8)
Sinclair, Inc.	3,784	52,635	(14.1)
SkyWest, Inc.	829	36,468	(9.8)
Sleep Number Corp.	556	15,396	(4.1)
SolarWinds Corp.	3,614	38,092	(10.2)
Sonic Automotive, Inc., Class A	4,805	230,111	(61.8)
Sonos, Inc.	11,218	192,277	(51.7)
Sovos Brands, Inc.	652	11,606	(3.1)
SpartanNash Co.	5,594	125,529	(33.7)
Sphere Entertainment Co.	724	30,734	(8.3)
Spire, Inc.	7,930	504,110	(135.5)
SPX Technologies, Inc.	846	71,580	(19.2)
Squarespace, Inc., Class A	1,799	59,619	(16.0)
STAAR Surgical Co.	695	38,065	(10.2)
Standard Motor Products, Inc.	3,653	139,435	(37.5)
Steelcase, Inc., Class A	25,273	216,590	(58.2)
Sterling Infrastructure, Inc.	222	13,318	(3.6)
Stratasys Ltd.	11,156	202,258	(54.3)
Strategic Education, Inc.	3,126	234,763	(63.1)
Sun Country Airlines Holdings, Inc.	7,000	150,920	(40.6)
TechTarget, Inc.	2,975	96,628	(26.0)
Telephone and Data Systems, Inc.	2,465	19,769	(5.3)
Tennant Co.	1,146	91,955	(24.7)
Texas Capital Bancshares, Inc.	840	53,634	(14.4)
Thryv Holdings, Inc.	4,366	103,474	(27.8)
Tri Pointe Homes, Inc.	421	13,421	(3.6)
Trinseo PLC	8,886	156,571	(42.1)
Trupanion, Inc.	3,483	107,451	(28.9)
TTEC Holdings, Inc.	4,890	168,412	(45.3)
Turning Point Brands, Inc.	1,226	29,240	(7.9)
Two Harbors Investment Corp.	14,886	199,621	(53.6)
UMH Properties, Inc.	730	12,155	(3.3)
United States Cellular Corp.	5,831	103,267	(27.7)
Universal Insurance Holdings, Inc.	1,003	15,577	(4.2)
Upwork, Inc.	18,934	197,482	(53.1)
Urban Outfitters, Inc.	7,661	278,631	(74.9)
USANA Health Sciences, Inc.	347	22,524	(6.1)
V2X, Inc.	258	13,277	(3.6)
Varex Imaging Corp.	4,694	109,323	(29.4)
Varonis Systems, Inc., Class B	14	402	(0.1)
Verint Systems, Inc.	4,282	160,018	(43.0)
Verra Mobility Corp., Class A	1,506	31,611	(8.5)
Vicor Corp.	1,944	179,373	(48.2)
Virtu Financial, Inc., Class A	13,429	249,242	(67.0)
Vita Coco Co., Inc.	674	17,807	(4.8)
Vital Farms, Inc.	1,283	15,011	(4.0)
Warby Parker, Inc.	3,484	52,051	(14.0)
Waste Connections, Inc.	316	44,628	(12.0)
Weis Markets, Inc.	2,779	184,359	(49.5)
Werner Enterprises, Inc.	2,632	123,757	(33.3)
WesBanco, Inc.	470	13,165	(3.5)
Wolverine World Wide, Inc.	3,115	39,467	(10.6)
World Kinect Corp.	929	20,940	(5.6)
Worthington Industries, Inc.	1,267	94,544	(25.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Yext, Inc.	2,182	$21,209	(5.7)%
Zeta Global Holdings Corp.	6,026	55,560	(14.9)
Zuora, Inc., Class A	19,529	229,075	(61.6)

		31,169,563

Preferred Stocks
Germany
Kloeckner & Co. SE	31,490	297,951	(80.1)
Schaeffler AG	15,806	101,219	(27.2)

Total Reference Entity — Long		72,330,478

Reference Entity — Short

Common Stocks

Australia
APM Human Services International ltd.	(8,165)	(11,054)	3.0
Breville Group Ltd.	(4,468)	(69,039)	18.5
Champion Iron Ltd.	(35,842)	(147,248)	39.6
Coronado Global Resources, Inc., CDI	(91,327)	(103,728)	27.9
Domain Holdings Australia Ltd.	(6,286)	(17,333)	4.6
EVT Ltd.	(1,745)	(14,385)	3.9
HMC Capital Ltd.	(1,977)	(7,005)	1.9
HUB24 Ltd.	(1,378)	(26,383)	7.1
Kelsian Group Ltd.	(6,149)	(29,209)	7.8
Nine Entertainment Co. Holdings Ltd.	(23,026)	(33,505)	9.0
Paladin Energy Ltd.	(55,036)	(27,436)	7.4
Perpetual Ltd.	(618)	(10,428)	2.8
Silex Systems Ltd.	(608)	(1,482)	0.4
SmartGroup Corp. Ltd.	(7,611)	(46,394)	12.5
Syrah Resources Ltd.	(31,074)	(14,980)	4.0
Tyro Payments Ltd.	(12,907)	(12,304)	3.3

		(571,913)

Bahamas
OneSpaWorld Holdings Ltd.	(2,970)	(38,150)	10.2

Belgium
Ackermans & van Haaren NV	(1,672)	(294,753)	79.2
bpost SA	(2,650)	(13,044)	3.5
Kinepolis Group NV	(371)	(18,179)	4.9
Lotus Bakeries NV	(12)	(96,768)	26.0

		(422,744)

Bermuda
Conduit Holdings Ltd.	(32,406)	(203,952)	54.8
SiriusPoint Ltd.	(1,961)	(18,316)	4.9

		(222,268)

Canada
Exchange, Inc.ome Corp.	(536)	(20,881)	5.6
Hut 8 Mining Corp.	(89,742)	(318,784)	85.7
Sienna Senior Living, Inc.	(1,665)	(14,490)	3.9

		(354,155)

China
Theme International Holdings Ltd.	(100,000)	(11,160)	3.0

Costa Rica
Establishment Labs Holdings, Inc.	(4,391)	(316,196)	85.0

Denmark
ALK-Abello A/S	(5,294)	(58,480)	15.7

115

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Alm Brand A/S	(71,298)	$(115,651)	31.1%
Chemometec A/S	(850)	(58,312)	15.7
Dfds A/S	(1,817)	(65,816)	17.7
Matas A/S	(13,510)	(200,664)	53.9
NKT A/S	(217)	(12,511)	3.3
Ringkjoebing Landbobank A/S	(1,200)	(174,075)	46.8
SimCorp A/S	(1,578)	(173,065)	46.5
Spar Nord Bank A/S	(969)	(15,445)	4.1
Topdanmark AS	(5,396)	(247,102)	66.4

		(1,121,121)

Finland
Caverion OYJ	(10,138)	(96,262)	25.9
Huhtamaki OYJ	(8,939)	(321,517)	86.4
Metsa Board OYJ	(7,406)	(60,472)	16.2
TietoEVRY OYJ	(4,393)	(114,450)	30.7
Tokmanni Group Corp.	(1,765)	(27,841)	7.5

		(620,542)

France
ALD SA	(16,186)	(175,075)	47.0
Alten SA	(663)	(96,419)	25.9
Eramet SA	(421)	(35,447)	9.5
Fnac Darty SA	(1,161)	(40,458)	10.9
ID Logistics Group	(155)	(44,706)	12.0
IPSOS	(2,031)	(102,160)	27.4
JCDecaux SE	(838)	(15,796)	4.2
Mercialys SA	(14,762)	(128,624)	34.6
Mersen SA	(1,899)	(91,205)	24.5
Metropole Television SA	(4,497)	(64,326)	17.3
Neoen SA	(2,237)	(73,848)	19.8
Pierre Et Vacances SA	(117,268)	(202,276)	54.4
Rothschild & Co.	(10,820)	(472,135)	126.9
Societe BIC SA	(209)	(12,841)	3.5
Sopra Steria Group SACA	(1,453)	(317,334)	85.3
Virbac SA	(332)	(103,136)	27.7

		(1,975,786)

Germany
Dermapharm Holding SE	(1,177)	(57,891)	15.5
Deutsche Wohnen SE	(6,087)	(155,851)	41.9
DIC Asset AG	(2,187)	(11,013)	3.0
Energiekontor AG	(288)	(25,431)	6.8
flatexDEGIRO AG	(2,938)	(29,647)	8.0
Mercer International, Inc.	(13,316)	(118,512)	31.8
METRO AG	(5,704)	(50,646)	13.6
Orion SA	(8,859)	(194,189)	52.2
TUI AG	(36,289)	(293,933)	79.0

		(937,113)

Ireland
Ardmore Shipping Corp.	(7,370)	(103,770)	27.9

Israel
Energix-Renewable Energies Ltd.	(3,245)	(12,088)	3.2

Italy
Banca Generali SpA	(1,117)	(41,740)	11.2
Ermenegildo Zegna NV	(825)	(13,093)	3.5
Industrie De Nora SpA	(4,022)	(83,826)	22.5
Salvatore Ferragamo SpA	(8,141)	(133,723)	35.9

Security	Shares	Value	% of Basket Value

Italy (continued)
Stevanato Group SpA	(828)	$(25,859)	7.0%
Tod’s SpA	(456)	(20,898)	5.6

		(319,139)

Japan
Activia Properties, Inc.	(18)	(53,194)	14.3
Advance Logistics Investment Corp.	(226)	(213,677)	57.4
Advance Residence Investment Corp.	(191)	(476,496)	128.0
Aeon Mall Co. Ltd.	(8,000)	(100,038)	26.9
AEON REIT Investment Corp.	(25)	(26,579)	7.1
Aichi Financial Group, Inc.	(2,600)	(45,886)	12.3
Airtrip Corp.	(7,300)	(133,334)	35.8
Amano Corp.	(5,000)	(115,634)	31.1
Amvis Holdings, Inc.	(5,100)	(104,907)	28.2
Appier Group, Inc.	(8,100)	(96,872)	26.0
ARE Holdings, Inc.	(18,900)	(256,023)	68.8
Ariake Japan Co. Ltd.	(4,900)	(181,421)	48.7
ARTERIA Networks Corp.	(13,900)	(193,382)	52.0
ASKUL Corp.	(15,600)	(222,947)	59.9
Autobacs Seven Co. Ltd.	(2,300)	(25,464)	6.8
Base Co. Ltd.	(800)	(30,906)	8.3
C Uyemura & Co. Ltd.	(2,200)	(148,243)	39.8
Calbee, Inc.	(12,500)	(248,139)	66.7
Casio Computer Co. Ltd.	(72,900)	(629,310)	169.1
Change Holdings, Inc.	(1,100)	(14,897)	4.0
Chiyoda Corp.	(443,300)	(1,091,852)	293.4
Colowide Co. Ltd.	(4,700)	(71,106)	19.1
COMSYS Holdings Corp.	(11,100)	(223,992)	60.2
CRE Logistics REIT, Inc.	(8)	(10,116)	2.7
Create Restaurants Holdings, Inc.	(2,000)	(15,300)	4.1
Credit Saison Co. Ltd.	(36,000)	(589,206)	158.3
CYBERDYNE, Inc.	(25,600)	(55,474)	14.9
Cybozu, Inc.	(4,700)	(73,925)	19.9
Daiichikosho Co. Ltd.	(3,200)	(64,889)	17.4
Daiki Aluminium Industry Co. Ltd.	(2,100)	(22,912)	6.2
Daikokutenbussan Co. Ltd.	(800)	(34,785)	9.3
Daiwa Office Investment Corp.	(18)	(80,940)	21.7
DCM Holdings Co. Ltd.	(8,200)	(70,867)	19.0
DeNA Co. Ltd.	(12,800)	(159,458)	42.8
Descente Ltd.	(16,600)	(492,715)	132.4
Dexerials Corp.	(4,200)	(96,865)	26.0
Dowa Holdings Co. Ltd.	(1,100)	(35,525)	9.5
en Japan, Inc.	(1,000)	(19,862)	5.3
eRex Co. Ltd.	(7,100)	(57,293)	15.4
EXEO Group, Inc.	(1,900)	(39,831)	10.7
Fancl Corp.	(5,300)	(92,822)	24.9
Ferrotec Holdings Corp.	(1,900)	(47,127)	12.7
FP Corp.	(12,700)	(273,737)	73.6
Fukuyama Transporting Co. Ltd.	(9,900)	(283,551)	76.2
Fuso Chemical Co. Ltd.	(6,800)	(217,963)	58.6
Future Corp.	(9,800)	(108,649)	29.2
GMO Financial Holdings, Inc.	(26,900)	(139,828)	37.6
GMO GlobalSign Holdings KK	(2,400)	(52,260)	14.0
GungHo Online Entertainment, Inc.	(4,600)	(92,359)	24.8
Hachijuni Bank Ltd.	(58,600)	(305,667)	82.1
Hankyu Hanshin REIT, Inc.	(59)	(60,314)	16.2
Heiwa Corp.	(1,000)	(16,939)	4.6
Hirogin Holdings, Inc.	(42,600)	(268,505)	72.1
Hisamitsu Pharmaceutical Co., Inc.	(1,700)	(55,313)	14.9
Hoshino Resorts REIT, Inc.	(10)	(44,886)	12.1
Idec Corp./Japan	(1,500)	(32,696)	8.8

S C H E D U L E O F I N V E S T M E N T S	116

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Iino Kaiun Kaisha Ltd.	(48,400)	$(318,136)	85.5%
Insource Co. Ltd.	(20,300)	(181,811)	48.9
Iriso Electronics Co. Ltd.	(2,200)	(62,627)	16.8
Iyogin Holdings, Inc.	(38,800)	(277,392)	74.5
Izumi Co. Ltd.	(46,700)	(1,203,965)	323.5
Japan Aviation Electronics Industry Ltd.	(41,800)	(868,864)	233.5
Japan Communications, Inc.	(8,100)	(13,850)	3.7
Japan Logistics Fund, Inc.	(209)	(452,418)	121.6
Japan Material Co. Ltd.	(4,800)	(85,742)	23.0
Japan Prime Realty Investment Corp.	(82)	(208,051)	55.9
Japan Steel Works Ltd.	(3,700)	(78,415)	21.1
Joyful Honda Co. Ltd.	(11,500)	(136,040)	36.6
Juroku Financial Group, Inc.	(600)	(14,960)	4.0
Justsystems Corp.	(1,700)	(48,707)	13.1
Kadokawa Corp.	(5,100)	(128,155)	34.4
Kagome Co. Ltd.	(12,000)	(273,920)	73.6
Kaken Pharmaceutical Co. Ltd.	(900)	(22,907)	6.2
Kamigumi Co. Ltd.	(2,000)	(46,773)	12.6
Kanto Denka Kogyo Co. Ltd.	(34,300)	(232,613)	62.5
KeePer Technical Laboratory Co. Ltd.	(1,300)	(57,942)	15.6
Keihan Holdings Co. Ltd.	(10,200)	(293,955)	79.0
Keikyu Corp.	(4,900)	(47,235)	12.7
KNT-CT Holdings Co. Ltd.	(12,400)	(127,571)	34.3
Koa Corp.	(3,300)	(41,783)	11.2
Kohnan Shoji Co. Ltd.	(3,000)	(75,181)	20.2
KOMEDA Holdings Co. Ltd.	(2,000)	(39,666)	10.7
Kosaido Holdings Co. Ltd.	(1,200)	(18,969)	5.1
Kura Sushi, Inc.	(1,600)	(35,676)	9.6
Kyorin Pharmaceutical Co. Ltd.	(1,100)	(13,716)	3.7
Kyudenko Corp.	(16,300)	(480,830)	129.2
Lifenet Insurance Co.	(2,300)	(17,740)	4.8
Macbee Planet, Inc.	(400)	(59,279)	15.9
Maruichi Steel Tube Ltd.	(500)	(11,891)	3.2
Maruwa Co. Ltd.	(3,500)	(591,509)	158.9
Mebuki Financial Group, Inc.	(93,100)	(250,704)	67.4
MEC Co. Ltd.	(8,300)	(209,845)	56.4
Midac Holdings Co. Ltd.	(1,000)	(11,504)	3.1
Mitsubishi Logistics Corp.	(1,400)	(35,454)	9.5
Mitsuboshi Belting Ltd.	(5,900)	(188,489)	50.6
Mitsui-Soko Holdings Co. Ltd.	(500)	(12,933)	3.5
Mori Hills REIT Investment Corp.	(68)	(69,203)	18.6
Morinaga & Co. Ltd.	(4,600)	(150,193)	40.4
Morinaga Milk Industry Co. Ltd.	(11,800)	(405,170)	108.9
Musashino Bank Ltd.	(1,100)	(19,858)	5.3
Nakayama Steel Works Ltd.	(16,700)	(109,222)	29.3
Nankai Electric Railway Co. Ltd.	(1,400)	(30,339)	8.2
Nanto Bank Ltd.	(4,300)	(80,200)	21.6
Nifco, Inc.	(37,300)	(1,135,912)	305.2
Nihon Kohden Corp.	(6,600)	(178,158)	47.9
Nikkiso Co. Ltd.	(3,100)	(19,765)	5.3
Nikkon Holdings Co. Ltd.	(4,700)	(100,618)	27.0
Nippon Carbon Co. Ltd.	(900)	(27,502)	7.4
Nippon Electric Glass Co. Ltd.	(17,200)	(317,133)	85.2
Nippon Kayaku Co. Ltd.	(12,300)	(116,030)	31.2
Nippon Pillar Packing Co. Ltd.	(500)	(16,046)	4.3
Nippon Television Holdings, Inc.	(2,400)	(23,307)	6.3
Nippon Yakin Kogyo Co. Ltd.	(1,600)	(49,961)	13.4
Nishimatsuya Chain Co. Ltd.	(18,700)	(228,601)	61.4
Nishi-Nippon Railroad Co. Ltd.	(400)	(7,387)	2.0
Nojima Corp.	(7,600)	(75,517)	20.3
Nomura Micro Science Co. Ltd.	(1,100)	(49,283)	13.2

Security	Shares	Value	% of Basket Value

Japan (continued)
NS United Kaiun Kaisha Ltd.	(3,800)	$(104,550)	28.1%
OBIC Business Consultants Co. Ltd.	(400)	(16,937)	4.6
Oisix ra daichi, Inc.	(3,700)	(61,111)	16.4
OKUMA Corp.	(1,800)	(93,032)	25.0
One REIT, Inc.	(72)	(133,591)	35.9
Optorun Co. Ltd.	(900)	(15,294)	4.1
Osaka Soda Co. Ltd.	(5,500)	(228,095)	61.3
OSAKA Titanium Technologies Co. Ltd.	(6,100)	(156,396)	42.0
OSG Corp.	(41,700)	(567,480)	152.5
PAL GROUP Holdings Co. Ltd.	(5,100)	(150,308)	40.4
PHC Holdings Corp.	(1,500)	(16,039)	4.3
Piolax, Inc.	(8,300)	(130,309)	35.0
PKSHA Technology, Inc.	(3,100)	(66,776)	17.9
Raksul, Inc.	(3,500)	(35,104)	9.4
Rengo Co. Ltd.	(28,800)	(184,974)	49.7
Riken Keiki Co. Ltd.	(2,800)	(106,801)	28.7
Ringer Hut Co. Ltd.	(6,600)	(116,720)	31.4
Rinnai Corp.	(1,400)	(31,216)	8.4
Rorze Corp.	(900)	(72,010)	19.4
Sangetsu Corp.	(7,700)	(141,965)	38.1
Septeni Holdings Co. Ltd.	(4,500)	(12,944)	3.5
Shiga Bank Ltd.	(10,500)	(229,809)	61.8
Shin Nippon Biomedical Laboratories Ltd.	(11,100)	(166,868)	44.8
Shochiku Co. Ltd.	(2,400)	(186,469)	50.1
SKY Perfect JSAT Holdings, Inc.	(14,000)	(59,041)	15.9
Sosei Group Corp.	(2,600)	(33,790)	9.1
SOSiLA Logistics REIT, Inc.	(150)	(138,087)	37.1
Sotetsu Holdings, Inc.	(1,300)	(25,487)	6.8
Star Micronics Co. Ltd.	(6,200)	(78,228)	21.0
Starts Proceed Investment Corp.	(9)	(14,542)	3.9
Sumitomo Rubber Industries Ltd.	(34,900)	(361,903)	97.2
SUNWELS Co. Ltd.	(12,100)	(265,879)	71.4
T Hasegawa Co. Ltd.	(500)	(11,985)	3.2
Taiyo Holdings Co. Ltd.	(2,000)	(37,496)	10.1
Takara Holdings, Inc.	(29,800)	(267,556)	71.9
Takara Leben Real Estate Investment Corp.	(117)	(81,236)	21.8
Takara Standard Co. Ltd.	(1,200)	(15,853)	4.3
Tamura Corp.	(8,800)	(38,328)	10.3
T-Gaia Corp.	(4,800)	(61,119)	16.4
Toagosei Co. Ltd.	(8,600)	(82,686)	22.2
Tocalo Co. Ltd.	(5,100)	(52,724)	14.2
Toei Co. Ltd.	(1,800)	(232,432)	62.5
TOKAI Holdings Corp.	(15,500)	(100,709)	27.1
Token Corp.	(600)	(32,277)	8.7
Tokyo Kiraboshi Financial Group, Inc.	(4,100)	(110,120)	29.6
Tokyo Steel Manufacturing Co. Ltd.	(15,000)	(183,402)	49.3
Totetsu Kogyo Co. Ltd.	(700)	(13,403)	3.6
Towa Corp.	(1,500)	(28,791)	7.7
Toyo Gosei Co. Ltd.	(3,500)	(215,327)	57.9
Toyota Boshoku Corp.	(6,600)	(122,758)	33.0
Tri Chemical Laboratories, Inc.	(4,500)	(84,398)	22.7
Tsubaki Nakashima Co. Ltd.	(22,900)	(135,208)	36.3
TV Asahi Holdings Corp.	(21,100)	(269,325)	72.4
Valqua Ltd.	(600)	(16,544)	4.4
Vision, Inc.	(1,300)	(16,471)	4.4
Wacoal Holdings Corp.	(200)	(4,352)	1.2
Workman Co. Ltd.	(13,700)	(503,745)	135.4
W-Scope Corp.	(6,900)	(76,274)	20.5
YA-MAN Ltd.	(41,200)	(301,612)	81.0
Yamato Kogyo Co. Ltd.	(5,100)	(246,994)	66.4
Yonex Co. Ltd.	(2,400)	(23,458)	6.3

117

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
ZERIA Pharmaceutical Co. Ltd.	(1,500)	$(24,924)	6.7%
Zojirushi Corp.	(2,200)	(31,069)	8.3

		(26,627,832)

Mexico
Borr Drilling Ltd., ADR	(2,340)	(20,545)	5.5

Netherlands
Alfen NV	(611)	(43,254)	11.6
AMG Critical Materials NV	(488)	(20,143)	5.4
Corbion NV	(587)	(14,114)	3.8
Flow Traders Ltd.	(4,301)	(93,978)	25.3
Fugro NV	(11,735)	(211,952)	56.9
Ordina NV	(19,278)	(123,304)	33.1
TKH Group NV	(881)	(45,918)	12.3
Van Lanschot Kempen NV	(691)	(22,912)	6.2

		(575,575)

New Zealand
Fletcher Building Ltd.	(1,634)	(5,622)	1.5
Ryman Healthcare Ltd.	(79,021)	(334,902)	90.0

		(340,524)

Nigeria
Airtel Africa PLC	(218,499)	(331,084)	89.0

Norway
Entra ASA	(7,381)	(72,373)	19.5
Europris ASA	(13,640)	(82,921)	22.3
Nordic Semiconductor ASA	(5,634)	(83,691)	22.5
PGS ASA	(470,558)	(333,509)	89.6
Storebrand ASA	(4,423)	(38,416)	10.3
TGS ASA	(4,257)	(56,988)	15.3

		(667,898)

Portugal
Navigator Co. SA	(24,966)	(87,971)	23.6
REN - Redes Energeticas Nacionais SGPS SA	(55,772)	(154,012)	41.4

		(241,983)

Singapore
AEM Holdings Ltd.	(22,600)	(64,525)	17.3
Hafnia Ltd.	(6,040)	(32,631)	8.8
Kenon Holdings Ltd./Singapore	(2,320)	(61,733)	16.6
Kulicke & Soffa Industries, Inc.	(220)	(13,173)	3.5
Olam Group Ltd.	(17,800)	(17,545)	4.7

		(189,607)

Spain
Befesa SA	(1,496)	(58,570)	15.7
Ence Energia y Celulosa SA	(4,137)	(12,884)	3.5
Faes Farma SA	(17,717)	(62,082)	16.7
Inmobiliaria Colonial Socimi SA	(16,886)	(109,115)	29.3
Laboratorios Farmaceuticos Rovi SA	(1,448)	(69,345)	18.6
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	(51,935)	(50,836)	13.7
Melia Hotels International SA	(2,079)	(15,598)	4.2
Sacyr SA	(38,398)	(131,596)	35.4
Soltec Power Holdings SA	(9,307)	(42,729)	11.5
Vidrala SA	(1,151)	(117,793)	31.6

		(670,548)

Sweden
Axfood AB	(3,626)	(93,954)	25.2
Billerud Aktiebolag	(4,452)	(38,982)	10.5

Security	Shares	Value	% of Basket Value

Sweden (continued)
Dometic Group AB	(40,208)	$(307,287)	82.6%
Hemnet Group AB	(5,041)	(91,827)	24.7
Loomis AB, Class B	(1,260)	(37,017)	9.9
New Wave Group AB, B Shares	(10,493)	(95,507)	25.7
Orron Energy ab	(63,533)	(74,036)	19.9
Paradox Interactive AB	(2,800)	(80,291)	21.6
PowerCell Sweden AB	(5,240)	(49,329)	13.2
Stillfront Group AB	(27,180)	(51,678)	13.9
Wihlborgs Fastigheter AB	(1,684)	(13,344)	3.6

		(933,252)

United Kingdom
4imprint Group PLC	(1,001)	(57,478)	15.4
Allfunds Group PLC	(1,925)	(12,807)	3.4
Ascential PLC	(13,021)	(35,661)	9.6
Bodycote PLC	(11,616)	(103,079)	27.7
Capita PLC	(84,975)	(30,698)	8.3
CNH Industrial NV	(8,766)	(125,880)	33.8
Currys PLC	(334,640)	(231,111)	62.1
Domino’s Pizza Group PLC	(110,556)	(500,091)	134.4
Dr Martens PLC	(6,621)	(13,016)	3.5
FD Technologies PLC	(551)	(12,920)	3.5
Fevertree Drinks PLC	(9,190)	(158,145)	42.5
Global Ship Lease, Inc., Class A	(4,959)	(106,420)	28.6
Grainger PLC	(22,895)	(74,046)	19.9
Hays PLC	(59,884)	(83,044)	22.3
LXI REIT Plc	(30,488)	(37,558)	10.1
Mobico Group PLC	(24,067)	(28,743)	7.7
Oxford Nanopore Technologies PLC	(16,143)	(54,567)	14.7
Pagegroup PLC	(4,626)	(26,723)	7.2
Playtech PLC	(2,281)	(16,740)	4.5
Reach PLC	(5,379)	(5,959)	1.6
Renewi PLC	(15,257)	(101,897)	27.4
Shaftesbury Capital PLC	(58,228)	(89,397)	24.0
Subsea 7 SA	(3,420)	(45,878)	12.3
Tyman PLC	(11,921)	(47,781)	12.8
Victrex PLC	(6,813)	(136,120)	36.6
Yellow Cake PLC	(5,763)	(31,961)	8.6

		(2,167,720)

United States
ABM Industries, Inc.	(4,285)	(198,310)	53.3
ACI Worldwide, Inc.	(2,105)	(48,815)	13.1
Advansix, Inc.	(4,510)	(180,896)	48.6
AerSale Corp.	(1,375)	(20,639)	5.5
Allegiant Travel Co.	(1,156)	(142,997)	38.4
Alpha & Omega Semiconductor Ltd.	(1,838)	(60,433)	16.2
Alpha Metallurgical Resources, Inc.	(478)	(82,799)	22.3
Ambac Financial Group, Inc.	(6,302)	(89,110)	23.9
Ameresco, Inc., Class A	(1,654)	(96,279)	25.9
American Eagle Outfitters, Inc.	(13,699)	(192,471)	51.7
American Vanguard Corp.	(2,579)	(46,577)	12.5
AMERISAFE, Inc.	(2,933)	(152,868)	41.1
Amphastar Pharmaceuticals, Inc.	(580)	(35,200)	9.5
Amplitude, Inc., Class A	(1,795)	(20,786)	5.6
Amylyx Pharmaceuticals, Inc.	(1,965)	(46,079)	12.4
ANI Pharmaceuticals, Inc.	(1,567)	(82,346)	22.1
Apollo Commercial Real Estate Finance, Inc.	(5,122)	(60,440)	16.2
Apollo Medical Holdings, Inc.	(1,163)	(42,601)	11.4
Appfolio, Inc., Class A	(788)	(142,305)	38.2
Applied Digital Corp.	(3,370)	(32,285)	8.7
ArcBest Corp.	(135)	(15,703)	4.2

S C H E D U L E O F I N V E S T M E N T S	118

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Ares Commercial Real Estate Corp.	(1,796)	$(19,145)	5.1%
ARMOUR Residential REIT, Inc.	(42,800)	(218,708)	58.8
Array Technologies, Inc.	(669)	(12,744)	3.4
Artesian Resources Corp., Class A	(1,359)	(61,916)	16.6
Artisan Partners Asset Management, Inc., Class A	(3,956)	(164,134)	44.1
AvePoint, Inc.	(13,960)	(86,552)	23.3
Aviat Networks, Inc.	(6,251)	(191,093)	51.3
Avid Technology, Inc.	(3,823)	(91,140)	24.5
Avient Corp.	(1,338)	(54,229)	14.6
Avista Corp.	(413)	(15,958)	4.3
Azenta, Inc.	(791)	(37,161)	10.0
Balchem Corp.	(239)	(32,203)	8.7
BancFirst Corp.	(3,146)	(314,285)	84.5
Bank First Corp.	(522)	(46,124)	12.4
Barrett Business Services, Inc.	(304)	(27,582)	7.4
BioLife Solutions, Inc.	(3,872)	(76,975)	20.7
Blackbaud, Inc.	(1,611)	(121,550)	32.7
Bloomin’ Brands, Inc.	(3,510)	(94,314)	25.3
Blue Bird Corp.	(3,815)	(79,886)	21.5
Boot Barn Holdings, Inc.	(871)	(81,787)	22.0
Boston Omaha Corp., Class A	(6,173)	(120,497)	32.4
Braze, Inc., Class A	(283)	(12,865)	3.5
Brightsphere Investment Group, Inc.	(2,019)	(42,964)	11.5
BrightSpire Capital, Inc., Class A	(4,209)	(30,978)	8.3
Brinker International, Inc.	(425)	(16,694)	4.5
Brookline Bancorp, Inc.	(1,269)	(13,553)	3.6
BRT Apartments Corp.	(844)	(16,433)	4.4
Buckle, Inc.	(3,067)	(112,130)	30.1
Calavo Growers, Inc.	(2,020)	(76,215)	20.5
California Water Service Group	(1,652)	(87,589)	23.5
Callon Petroleum Co.	(3,966)	(148,963)	40.0
Cal-Maine Foods, Inc.	(2,843)	(131,318)	35.3
Cambridge Bancorp	(1,111)	(68,371)	18.4
Carriage Services, Inc., Class A	(1,592)	(51,533)	13.8
Carter’s, Inc.	(2,535)	(190,150)	51.1
Cass Information Systems, Inc.	(926)	(35,142)	9.4
CBIZ, Inc.	(1,683)	(89,014)	23.9
CBL & Associates Properties, Inc.	(2,036)	(44,324)	11.9
CCC Intelligent Solutions Holdings, Inc.	(8,024)	(88,424)	23.8
Centerspace	(798)	(49,580)	13.3
Central Pacific Financial Corp.	(3,034)	(55,340)	14.9
Centrus Energy Corp., Class A	(1,107)	(41,623)	11.2
City Holding Co.	(131)	(12,957)	3.5
Claros Mortgage Trust, Inc.	(3,510)	(43,243)	11.6
Cleanspark, Inc.	(2,974)	(17,874)	4.8
Clearfield, Inc.	(4,817)	(225,147)	60.5
Clearwater Analytics Holdings, Inc., Class A	(16,299)	(280,832)	75.5
CNA Financial Corp.	(1,763)	(69,039)	18.6
Coastal Financial Corp.	(1,132)	(51,132)	13.7
Cogent Communications Holdings, Inc.	(2,248)	(137,668)	37.0
Collegium Pharmaceutical, Inc.	(11,943)	(271,823)	73.0
Columbia Financial, Inc.	(4,182)	(73,101)	19.6
Columbus McKinnon Corp.	(416)	(17,613)	4.7
Commerce Bancshares, Inc.	(606)	(32,227)	8.7
Community Bank System, Inc.	(292)	(15,718)	4.2
Community Health Network, Inc.	(11,126)	(48,843)	13.1
Community Healthcare Trust, Inc.	(1,384)	(48,772)	13.1
Community Trust Bancorp, Inc.	(1,731)	(66,436)	17.9
Conduent, Inc.	(6,823)	(23,608)	6.3
Consensus Cloud Solutions, Inc.	(9,532)	(308,932)	83.0
Core Laboratories, Inc.	(124)	(3,223)	0.9
CoreCivic, Inc.	(4,007)	(38,868)	10.4

Security	Shares	Value	% of Basket Value

United States (continued)
Corporate Office Properties Trust	(1,177)	$(30,602)	8.2%
Couchbase, Inc.	(3,179)	(53,058)	14.3
CTS Corp.	(4,056)	(181,019)	48.6
Cushman & Wakefield PLC	(1,220)	(11,993)	3.2
Cymabay Therapeutics, Inc.	(5,405)	(70,535)	19.0
Cytek Biosciences, Inc.	(10,000)	(89,600)	24.1
Definitive Healthcare Corp., Class A	(2,274)	(26,901)	7.2
Designer Brands, Inc.	(1,934)	(19,243)	5.2
Digitalbridge Group, Inc.	(1,555)	(24,911)	6.7
Dine Brands Global, Inc.	(2,203)	(132,885)	35.7
Diversified Energy Co. PLC	(40,215)	(49,016)	13.2
DocGo, Inc.	(8,727)	(73,220)	19.7
Douglas Dynamics, Inc.	(1,500)	(46,575)	12.5
Douglas Emmett, Inc.	(12,890)	(189,483)	50.9
Ducommun, Inc.	(1,172)	(58,764)	15.8
Earthstone Energy, Inc., Class A	(23,330)	(372,813)	100.2
Ebix, Inc.	(4,539)	(140,527)	37.8
Ecovyst, Inc.	(7,361)	(90,467)	24.3
Embecta Corp.	(7,752)	(165,428)	44.5
Encore Capital Group, Inc.	(2,219)	(118,717)	31.9
Enfusion, Inc., Class A	(3,347)	(36,315)	9.8
Enhabit, Inc.	(1,277)	(17,533)	4.7
Ennis, Inc.	(633)	(13,635)	3.7
EnPro Industries, Inc.	(1,216)	(168,757)	45.3
Enstar Group Ltd.	(96)	(24,564)	6.6
Enterprise Financial Services Corp.	(313)	(12,833)	3.5
Eos Energy Enterprises, Inc.	(57,778)	(142,134)	38.2
Esab Corp.	(454)	(31,190)	8.4
European Wax Center, Inc., Class A	(1,527)	(29,578)	7.9
EVgo, Inc., Class A	(102,233)	(446,758)	120.0
Evolent Health, Inc., Class A	(482)	(14,648)	3.9
EW Scripps Co., Class A	(1,385)	(13,656)	3.7
Farmland Partners, Inc.	(7,808)	(89,714)	24.1
First Advantage Corp.	(6,140)	(92,100)	24.7
First Bancorp/Southern Pines NC	(266)	(8,799)	2.4
First Bancshares, Inc.	(1,428)	(44,711)	12.0
First Commonwealth Financial Corp.	(5,807)	(83,853)	22.5
First Merchants Corp.	(973)	(31,253)	8.4
FirstCash Holdings, Inc.	(437)	(41,637)	11.2
Flywire Corp.	(690)	(23,557)	6.3
Foot Locker, Inc.	(918)	(24,667)	6.6
Forward Air Corp.	(1,365)	(162,217)	43.6
Four Corners Property Trust, Inc.	(1,257)	(33,059)	8.9
Franklin BSP Realty Trust, Inc.	(8,807)	(125,940)	33.8
Freshpet, Inc.	(1,766)	(129,872)	34.9
Frontier Group Holdings, Inc.	(12,845)	(119,459)	32.1
FutureFuel Corp.	(1,355)	(13,171)	3.5
German American Bancorp, Inc.	(3,662)	(107,883)	29.0
Getty Realty Corp.	(1,635)	(52,843)	14.2
Gladstone Commercial Corp.	(4,790)	(63,707)	17.1
Gladstone Land Corp.	(13,428)	(224,785)	60.4
Glaukos Corp.	(1,618)	(124,813)	33.5
Global Medical REIT, Inc.	(2,876)	(28,472)	7.7
Gogo, Inc.	(4,580)	(69,021)	18.5
Golden Entertainment, Inc.	(553)	(23,414)	6.3
Goosehead Insurance, Inc.	(177)	(11,836)	3.2
GrafTech International Ltd.	(18,839)	(99,470)	26.7
Graham Holdings Co.	(116)	(68,063)	18.3
Grand Canyon Education, Inc.	(283)	(30,720)	8.3
Great Southern Bancorp, Inc.	(678)	(37,514)	10.1
Green Plains, Inc.	(787)	(27,946)	7.5
Greif, Inc., Class A	(890)	(65,833)	17.7

119

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Grid Dynamics Holdings, Inc.	(10,115)	$(105,398)	28.3%
Harrow Health, Inc.	(1,587)	(35,041)	9.4
Hawaiian Electric Industries, Inc.	(7,062)	(271,110)	72.8
Hawkins, Inc.	(698)	(32,632)	8.8
Heidrick & Struggles International, Inc.	(472)	(12,871)	3.5
Hillenbrand, Inc.	(1,160)	(60,250)	16.2
Hillman Solutions Corp.	(9,696)	(95,409)	25.6
Hilltop Holdings, Inc.	(1,974)	(61,056)	16.4
HireRight Holdings Corp.	(2,135)	(22,866)	6.1
Home BancShares, Inc./AR	(4,373)	(106,308)	28.6
Huron Consulting Group, Inc.	(266)	(25,156)	6.8
Ichor Holdings Ltd.	(1,807)	(69,967)	18.8
IMAX Corp.	(6,918)	(127,360)	34.2
Impinj, Inc.	(365)	(24,316)	6.5
Informatica, Inc., Class A	(3,697)	(70,391)	18.9
Ingevity Corp.	(2,396)	(153,392)	41.2
Inspired Entertainment, Inc.	(1,046)	(13,169)	3.5
Installed Building Products, Inc.	(728)	(107,759)	29.0
Integer Holdings Corp.	(1,135)	(104,965)	28.2
InterDigital, Inc.	(2,592)	(240,253)	64.6
International Bancshares Corp.	(3,575)	(177,463)	47.7
Intrepid Potash, Inc.	(2,900)	(79,750)	21.4
InvenTrust Properties Corp.	(6,413)	(156,092)	41.9
J & J Snack Foods Corp.	(172)	(27,575)	7.4
Jack in the Box, Inc.	(2,547)	(253,197)	68.0
Jackson Financial, Inc.	(2,840)	(93,777)	25.2
John Bean Technologies Corp.	(559)	(69,098)	18.6
Kennedy-Wilson Holdings, Inc.	(3,012)	(49,698)	13.4
Knife River Corp.	(589)	(25,604)	6.9
Kodiak Gas Services, Inc.	(706)	(13,202)	3.5
Lakeland Financial Corp.	(1,132)	(62,758)	16.9
La-Z-Boy, Inc.	(506)	(15,873)	4.3
LCI Industries	(1,198)	(163,251)	43.9
Leonardo DRS, Inc.	(8,158)	(136,157)	36.6
Leslie’s, Inc.	(4,199)	(26,748)	7.2
Lindsay Corp.	(681)	(90,253)	24.3
LSB Industries, Inc.	(2,687)	(30,014)	8.1
LTC Properties, Inc.	(359)	(12,048)	3.2
Macerich Co.	(15,628)	(199,257)	53.5
Madison Square Garden Entertainment Corp., Class A	(3,324)	(115,808)	31.1
Marathon Digital Holdings, Inc.	(12,047)	(209,256)	56.2
Marcus & Millichap, Inc.	(1,053)	(38,624)	10.4
Marcus Corp.	(14,607)	(227,869)	61.2
Marten Transport Ltd.	(1,142)	(25,878)	7.0
Masonite International Corp.	(451)	(47,152)	12.7
MasterCraft Boat Holdings, Inc.	(1,216)	(37,270)	10.0
Materion Corp.	(447)	(53,256)	14.3
Matthews International Corp.	(840)	(38,556)	10.4
MaxCyte, Inc.	(13,154)	(58,798)	15.8
MBIA, Inc.	(6,409)	(56,015)	15.1
MDU Resources Group, Inc.	(705)	(15,595)	4.2
MediaAlpha, Inc., Class A	(3,767)	(38,197)	10.3
MeridianLink, Inc.	(3,702)	(82,703)	22.2
Mesa Laboratories, Inc.	(597)	(76,810)	20.6
MFA Financial, Inc.	(1,201)	(13,523)	3.6
Middlesex Water Co.	(5,658)	(455,016)	122.3
Mission Produce, Inc.	(1,078)	(12,526)	3.4
Moelis & Co., Class A	(1,775)	(86,673)	23.3
Montauk Renewables, Inc.	(15,822)	(138,443)	37.2
Movado Group, Inc.	(3,204)	(91,955)	24.7
Mueller Water Products, Inc., Class A	(12,400)	(199,516)	53.6

Security	Shares	Value	% of Basket Value

United States (continued)
National Bank Holdings Corp., Class A	(1,352)	$(46,455)	12.5%
National Beverage Corp.	(4,662)	(246,387)	66.2
National Western Life Group, Inc.	(206)	(86,864)	23.3
Navient Corp.	(1,922)	(36,595)	9.8
NBT Bancorp, Inc.	(1,576)	(58,627)	15.8
nCino, Inc.	(376)	(12,164)	3.3
NeoGenomics, Inc.	(1,234)	(21,385)	5.7
Netlist, Inc.	(7,812)	(24,217)	6.5
NETSTREIT Corp.	(2,881)	(51,541)	13.9
New York Mortgage Trust, Inc.	(3,829)	(38,864)	10.4
Newmark Group, Inc.	(4,750)	(32,870)	8.8
Nicolet Bankshares, Inc.	(1,305)	(109,163)	29.3
Northern Oil and Gas, Inc.	(6,941)	(273,267)	73.4
Northwest Bancshares, Inc.	(10,949)	(135,330)	36.4
NorthWestern Corp.	(687)	(38,795)	10.4
Nu Skin Enterprises, Inc., Class A	(2,424)	(71,241)	19.1
NV5 Global, Inc.	(2,787)	(305,316)	82.0
NVE Corp.	(191)	(15,129)	4.1
Office Properties, Inc.ome Trust	(1,596)	(12,289)	3.3
One Liberty Properties, Inc.	(781)	(15,956)	4.3
OneSpan, Inc.	(1,876)	(25,776)	6.9
OneWater Marine, Inc., Class A	(2,665)	(100,337)	27.0
Origin Bancorp, Inc.	(3,659)	(119,283)	32.1
OrthoPediatrics Corp.	(2,447)	(102,162)	27.5
Otter Tail Corp.	(1,366)	(110,660)	29.7
Papa John’s International, Inc.	(1,123)	(92,872)	25.0
Par Pacific Holdings, Inc.	(3,554)	(111,880)	30.1
Paramount Group, Inc.	(31,751)	(166,375)	44.7
Park National Corp.	(2,008)	(223,932)	60.2
Parsons Corp.	(830)	(41,019)	11.0
Patrick Industries, Inc.	(1,766)	(152,847)	41.1
Patterson-UTI Energy, Inc.	(14,012)	(221,950)	59.6
Peapack-Gladstone Financial Corp.	(1,400)	(40,922)	11.0
PennyMac Financial Services, Inc.	(1,185)	(89,148)	24.0
Peoples Bancorp, Inc.	(2,130)	(60,002)	16.1
Perficient, Inc.	(1,303)	(83,118)	22.3
PetMed Express, Inc.	(10,267)	(150,412)	40.4
Phillips Edison & Co., Inc.	(2,677)	(94,525)	25.4
Phinia, Inc.	(2,602)	(73,819)	19.8
Photronics, Inc.	(1,745)	(46,155)	12.4
Physicians Realty Trust	(7,487)	(110,358)	29.7
Piedmont Lithium, Inc.	(1,691)	(92,768)	24.9
Piedmont Office Realty Trust, Inc.	(2,531)	(18,831)	5.1
Piper Sandler Cos	(663)	(97,037)	26.1
PJT Partners, Inc.	(3,062)	(242,847)	65.3
Plexus Corp.	(156)	(15,364)	4.1
Pliant Therapeutics, Inc.	(943)	(16,823)	4.5
Plymouth Industrial REIT, Inc.	(1,693)	(38,550)	10.4
Portillo’s, Inc., Class A	(2,100)	(48,405)	13.0
PowerSchool Holdings, Inc., Class A	(6,128)	(148,114)	39.8
ProAssurance Corp.	(8,803)	(147,890)	39.7
PROCEPT BioRobotics Corp.	(4,193)	(144,407)	38.8
ProPetro Holding Corp.	(9,852)	(102,855)	27.6
Provident Financial Services, Inc.	(3,776)	(70,007)	18.8
QIAGEN NV	(1,117)	(52,298)	14.1
RadNet, Inc.	(905)	(29,937)	8.0
Ranpak Holdings Corp., Class A	(4,349)	(27,877)	7.5
Rayonier, Inc.	(2,270)	(75,182)	20.2
Ready Capital Corp.	(10,072)	(116,533)	31.3
Redwood Trust, Inc.	(4,249)	(31,995)	8.6
Renasant Corp.	(1,486)	(45,977)	12.4
Resources Connection, Inc.	(29,802)	(476,236)	128.0

S C H E D U L E O F I N V E S T M E N T S	120

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Rogers Corp.	(1,281)	$(215,989)	58.0%
Roivant Sciences Ltd.	(1,367)	(16,377)	4.4
RPC, Inc.	(29,251)	(243,368)	65.4
RXO, Inc.	(3,556)	(78,410)	21.1
RxSight, Inc.	(508)	(16,952)	4.6
S&T Bancorp, Inc.	(6,700)	(211,586)	56.9
Sabre Corp.	(7,917)	(32,460)	8.7
Savers Value Village, Inc.	(467)	(11,287)	3.0
Scholastic Corp.	(8,966)	(387,242)	104.1
Schrodinger, Inc.	(861)	(45,039)	12.1
Sciplay Corp.	(1,911)	(37,456)	10.1
Seacoast Banking Corp. of Florida	(3,389)	(83,742)	22.5
Select Water Solutions, Inc.	(9,217)	(77,515)	20.8
Sensient Technologies Corp.	(4,961)	(317,702)	85.4
Shenandoah Telecommunications Co.	(3,033)	(56,626)	15.2
Shoe Carnival, Inc.	(2,476)	(65,886)	17.7
Silgan Holdings, Inc.	(7,476)	(327,823)	88.1
Simmons First National Corp., Class A	(691)	(13,951)	3.8
SITE Centers Corp.	(1,771)	(24,883)	6.7
SiTime Corp.	(1,729)	(223,058)	59.9
Six Flags Entertainment Corp.	(4,347)	(103,893)	27.9
SJW Group	(2,236)	(157,549)	42.3
Skyward Specialty Insurance Group, Inc.	(841)	(19,923)	5.4
Sotera Health Co.	(1,884)	(35,758)	9.6
Spectrum Brands Holdings, Inc.	(4,732)	(371,036)	99.7
Sprinklr, Inc.	(1,105)	(15,514)	4.2
Standex International Corp.	(375)	(55,714)	15.0
Stellar Bancorp, Inc.	(1,574)	(39,130)	10.5
Stepan Co.	(1,088)	(104,252)	28.0
StepStone Group, Inc., Class A	(750)	(21,053)	5.7
Stericycle, Inc.	(2,960)	(125,770)	33.8
Steven Madden Ltd.	(3,529)	(117,798)	31.7
Stock Yards Bancorp, Inc.	(1,948)	(93,134)	25.0
Stoneridge, Inc.	(1,301)	(26,592)	7.1
StoneX Group, Inc.	(510)	(46,925)	12.6
Stride, Inc.	(5,258)	(200,908)	54.0
SunCoke Energy, Inc.	(6,257)	(55,562)	14.9
Talos Energy, Inc.	(7,490)	(119,840)	32.2
Tanger Factory Outlet Centers, Inc.	(5,374)	(125,805)	33.8
Terex Corp.	(1,085)	(63,614)	17.1
TFS Financial Corp.	(3,368)	(48,870)	13.1
Tidewater, Inc.	(4,415)	(278,631)	74.9
TPG, Inc.	(13,903)	(409,165)	109.9
TreeHouse Foods, Inc.	(2,906)	(149,979)	40.3

Security	Shares	Value	% of Basket Value

United States (continued)
Triumph Financial, Inc.	(683)	$(48,432)	13.0%
Triumph Group, Inc.	(12,868)	(162,780)	43.7
Tronox Holdings PLC	(4,911)	(65,267)	17.5
TrueBlue, Inc.	(15,413)	(230,424)	61.9
TrustCo Bank Corp. NY	(428)	(13,007)	3.5
TTM Technologies, Inc.	(7,600)	(109,136)	29.3
Ubiquiti, Inc.	(283)	(50,275)	13.5
Udemy, Inc.	(4,800)	(56,688)	15.2
UFP Technologies, Inc.	(1,075)	(209,265)	56.2
Ultra Clean Holdings, Inc.	(8,580)	(326,898)	87.8
UniFirst Corp.	(1,005)	(163,112)	43.8
United Natural Foods, Inc.	(4,120)	(85,696)	23.0
Upbound Group, Inc.	(5,469)	(189,391)	50.9
Urban Edge Properties	(8,537)	(145,214)	39.0
Urstadt Biddle Properties, Inc., Class A	(8,916)	(202,215)	54.3
US Physical Therapy, Inc.	(261)	(30,346)	8.2
Ventyx Biosciences, Inc.	(350)	(12,968)	3.5
Veritiv Corp.	(778)	(109,021)	29.3
Vertex Energy, Inc.	(17,503)	(92,241)	24.8
Viad Corp.	(834)	(23,527)	6.3
Viavi Solutions, Inc.	(8,652)	(94,047)	25.3
Victory Capital Holdings, Inc., Class A	(1,124)	(37,272)	10.0
Vishay Intertechnology, Inc.	(6,336)	(178,358)	47.9
Vista Outdoor, Inc.	(2,864)	(86,779)	23.3
Vital Energy, Inc.	(324)	(17,101)	4.6
Vivid Seats, Inc., Class A	(14,428)	(120,185)	32.3
Walker & Dunlop, Inc.	(1,026)	(93,345)	25.1
Warrior Met Coal, Inc.	(9,647)	(426,880)	114.7
Washington Federal, Inc.	(4,995)	(155,045)	41.7
WD-40 Co.	(503)	(115,439)	31.0
Westamerica BanCorp	(1,864)	(91,690)	24.6
White Mountains Insurance Group Ltd.	(33)	(51,052)	13.7
Winnebago Industries, Inc.	(237)	(16,306)	4.4
WSFS Financial Corp.	(309)	(13,519)	3.6
Xenia Hotels & Resorts, Inc.	(2,663)	(33,820)	9.1
XPEL, Inc.	(1,974)	(160,348)	43.1
Xponential Fitness, Inc., Class A	(663)	(14,003)	3.8
Yelp, Inc., Class A	(1,461)	(65,818)	17.7
York Water Co.	(5,384)	(222,521)	59.8

		(32,909,929)

Total Reference Entity — Short		(72,702,642)

Net Value of Reference Entity — UBS AG		$(372,164)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

121

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$907,723	$—	$—	$907,723
Preferred Securities
Preferred Stocks	—	—	3,715,179	3,715,179
Short-Term Securities
Money Market Funds	6,162,370	—	—	6,162,370
U.S. Treasury Obligations	—	814,186,265	—	814,186,265

	$7,070,093	$814,186,265	$3,715,179	$824,971,537

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,448,669	$5,812,297	$—	$9,260,966
Liabilities
Equity Contracts	—	(2,119,201)	—	(2,119,201)

	$3,448,669	$3,693,096	$—	$7,141,765

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

AGC	Assured Guaranty Corp.

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

MSCI	Morgan Stanley Capital International

PILOT	Payment in Lieu of Taxes

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SG	Syncora Guarantee

ST	Special Tax

Portfolio Abbreviation (continued)

THOR	Thai Overnight Repurchase Rate

UT	Unlimited Tax

S C H E D U L E O F I N V E S T M E N T S	122